N-4	Apr. 25, 2025 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	AUL AMERICAN UNIT TRUST
Entity Central Index Key	0000856341
Entity Investment Company Type	N-4
Document Period End Date	Apr. 25, 2025
Amendment Flag	false
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals

If a Participant withdraws money from the contract within the first 10 years, he or she will be assessed a surrender charge. Maximum surrender charges are assessed as follows: 8% in years 1-5 and 4% in years 6-10. For example, if a Participant makes a withdrawal on a $100,000 Account Value in year 5, he or she will be assessed a surrender charge of $8,000. A withdrawal or surrender may also be subject to a withdrawal charge and a market value adjustment.

Charges and Deductions
Transaction Charges

In addition to surrender charges, you may also be charged for other transactions. Transaction charges include a Loan Initiation Fee of up to $100 per loan, a loan administration fee of up to $50 per loan annually, a service fee of up to $5 per transfer for non-electronic transfers between investment options, a Distribution Fee of up to $60 for each Participant for whom a withdrawal is made in which the entire Participant Account is distributed in a lump sum, and a fee of up to $100 for each Participant for whom an individual check is prepared upon contract termination. These charges are discussed in further detail in the Fee Table.

Expense Table; Charges and Deductions
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.			Expense Table; Charges and Deductions
	Annual Fee Base contract Investment options (Fund fees and expenses) Optional benefits available for an additional charge (for a single optional benefit, if elected)	Minimum 0% 0.02% 0%	Maximum 1.25% 6.24% 1.20%
Lowest and Highest Annual Cost Table*	Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.			Expense Table; Charges and Deductions
Lowest Annual Cost: $20
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive combination of Fund fees and expenses
• No optional benefits
• No sales charges
• No additional purchase payments, transfers or withdrawals	Highest Annual Cost: $8,690
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of optional benefits and Fund fees and expenses
• No sales charges
• No additional purchase payments, transfers or withdrawals

Charges for Early Withdrawals [Text Block]

Charges for Early Withdrawals

If a Participant withdraws money from the contract within the first 10 years, he or she will be assessed a surrender charge. Maximum surrender charges are assessed as follows: 8% in years 1-5 and 4% in years 6-10. For example, if a Participant makes a withdrawal on a $100,000 Account Value in year 5, he or she will be assessed a surrender charge of $8,000. A withdrawal or surrender may also be subject to a withdrawal charge and a market value adjustment.

Charges and Deductions

Surrender Charge Phaseout Period, Years	10
Surrender Charge Example Maximum [Dollars]	$ 8,000
Transaction Charges [Text Block]

Transaction Charges

In addition to surrender charges, you may also be charged for other transactions. Transaction charges include a Loan Initiation Fee of up to $100 per loan, a loan administration fee of up to $50 per loan annually, a service fee of up to $5 per transfer for non-electronic transfers between investment options, a Distribution Fee of up to $60 for each Participant for whom a withdrawal is made in which the entire Participant Account is distributed in a lump sum, and a fee of up to $100 for each Participant for whom an individual check is prepared upon contract termination. These charges are discussed in further detail in the Fee Table.

Expense Table; Charges and Deductions

Ongoing Fees and Expenses [Table Text Block]

Ongoing Fees and Expenses (annual charges)

  The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Expense Table; Charges and Deductions

  Annual Fee
Base contract
Investment options (Fund fees and expenses)
Optional benefits available for an additional charge (for a single optional benefit, if elected)   Minimum
0%
0.02%
0%   Maximum
1.25%
6.24%
	1.20%
Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.00%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.25%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.02%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	6.24%
Optional Benefits Minimum [Percent]	0.00%
Optional Benefits Maximum [Percent]	1.20%
Lowest and Highest Annual Cost [Table Text Block]	Lowest Annual Cost: $20
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive combination of Fund fees and expenses
• No optional benefits
• No sales charges
• No additional purchase payments, transfers or withdrawals   Highest Annual Cost: $8,690
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of optional benefits and Fund fees and expenses
• No sales charges
	• No additional purchase payments, transfers or withdrawals
Lowest Annual Cost [Dollars]	$ 20
Highest Annual Cost [Dollars]	$ 8,690
Risks [Table Text Block]
	RISKS	Location in Prospectus
Risk of Loss	You can lose money by investing in the contract, including loss of principal (your contributions).	Principal Risks of Investing in the Contract
Not a Short-Term Investment	This contract is not a short-term investment vehicle and is not appropriate for an investor who needs ready access to cash.
• Surrender Charges apply for up to 10 years from the Contract Date.
	• Tax deferral is more beneficial to investors with a long-time horizon.	Principal Risks of Investing in the Contract; Contract Charges and Fees

RISKS

  Location in
Prospectus

Risks Associated with Investment Accounts

  An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract (e.g. Funds), each investment option including the Fixed Interest Account and/or the Stable Value Account Investment option will have its own unique risks, and the investor should review these investment options before making an investment decision.
You should review each Fund's prospectus before making an investment decision.

Principal Risks of Investing in the Contract

Insurance Company Risks

An investment in the contract is subject to the risk related to AUL, including that any obligations (including the Fixed Interest Account and/or the Stable Value Account investment option), guarantees, and benefits of the contract are subject to the claims-paying ability of AUL. If AUL experiences financial distress, it may not be able to meet its obligations to you. More information about AUL, including its financial strength ratings, is available upon request from AUL or by visiting https://www.oneamerica.com/about-us/who-we-are/strength-and-ratings.

Principal Risks of Investing in the Contract; AUL, the Separate Account and the General Account

Investment Restrictions [Text Block]

Investments

  • We reserve the right to limit the number of transfers or to restrict transfers from being made on consecutive Valuation Dates. The Maximum Number of Transfers in any Contract Year is 20.
• The contract limits the amount you can transfer from the Fixed Account within a Policy Year.
• A Participant may transfer part or all of the Participant's Fixed Interest Account Value (subject to the outstanding loan provision mentioned above) to one (1) or more of the available Investment Accounts during the Accumulation Period, provided, however, that if a Participant's FIA Value is $2,500 or more on the first (1st) day of a Contract Year, then amounts transferred from the FIA to an Investment Account during any given Contract Year cannot exceed 20 percent of the Participant's Fixed Interest Account Values as of the beginning of that Contract Year.
• All or a portion of the Participant's SVA Account Value may be transferred from the SVA. Contract Owner-directed transfers to and from the SVA are subject to AUL's approval.
• We reserve the right to close, add, substitute or remove Investment Accounts as investment options under the contract. A Fund may also be merged into another Fund.

Transfer Fee Sub-Account Availability and Substitution of Funds Fixed Account; The Fixed Interest Account; The Stable Value Account

Key Information, Benefit Restrictions [Text Block]

Optional Benefits

The optional benefits available to you are specific to your contract. Please review your contract for more details. The contracts offer several investment portfolio options, and these portfolios may change over time.

Tax Implications [Text Block]

Tax Implications

  • You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract.
• There is no additional tax benefit to you if the contract is purchased through a tax-qualified plan or individual retirement account ("IRA").
• Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

Tax Considerations

Investment Professional Compensation [Text Block]	Investment Professional Compensation • Some investment professionals may receive compensation for selling the contract.
• Compensation can take the form of commissions on premiums paid.
• These investment professionals may have a financial incentive to offer or recommend the contract over another investment.

Charges and Deductions

Exchanges [Text Block]	Exchanges • Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own.
• You should only exchange your contract if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own the existing contract.

Charges and Deductions

Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]

FEE TABLE

The following tables describe the fees and expenses that the Owner or Participant will pay when buying, owning or surrendering the contract. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that the Owner or Participant will pay at the time that the Owner or Participant buys the contract, surrenders the contract, or takes a withdrawal from the Participant's Account Value or transfers Participant's Account Value between Investment Accounts. State Premium taxes may also be deducted. See "Premium Tax Charge."

Transaction Expenses

Charge
Maximum Deferred Sales Load (Withdrawal Charge)(1)	8%
Maximum Loan Initiation Fee(2)	$100
Maximum Loan Administration Fee(3)	$50
Maximum Annual Charge for Non-Electronic Transfers(4)	$5
Maximum Charge for Non-Electronic Contributions	$1,000
Maximum Distribution Fee(5)	$60
Maximum Contract Termination Individual Participant Check Fee(6)	$100

(1) The withdrawal charge varies based on the contract.

(2) AUL may assess a Loan Initiation Fee of up to $100 per loan against the Account of any Participant for whom a Plan loan withdrawal is requested. See "Additional Information about Fees" later in this Prospectus. Please refer to your contract for details regarding the availability of Plan loans and the interest rates applicable to you.

(3) AUL may charge a loan administration fee of up to $50 per loan annually, which will either be billed to the Owner or deducted from the Participant's Account.

(4) AUL may charge a service fee of up to $5 per transfer for non-electronic transfers between investment options, which will either be billed to the Owner or deducted from the Participant's Account.

(5) AUL may bill the Owner for a Distribution Fee of up to $60 for each Participant for whom a withdrawal is made in which the entire Participant Account is distributed in a lump sum. Alternatively, AUL may assess this Distribution Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

(6) AUL may bill the Owner a fee of up to $100 for each Participant for whom an individual check is prepared upon contract termination. See "Additional Information about Fees" later in this Prospectus.

The next table describes the fees and expenses that you will pay each year during the time that you own the contract (not including Fund fees and expenses).

If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses

Charge
Maximum Total Separate Account Annual Expenses (Asset Charges)(1)	1.25%
Maximum Administrative Charge(2)	$75
Optional Benefit Expenses
Maximum Brokerage Window Fee(3)	$100
Maximum Managed Account Service Fee(4)	1.00%
Maximum Plan Sponsor Investment Option Advisory Fee(5)	0.03%
Maximum Guaranteed Minimum Death Benefit Option (per year)(6)	0.20%

(1) This charge may be less than 1.25 percent for certain contracts. See "Asset Charge" later in this Prospectus. Please refer to your contract for details regarding the Asset Charge applicable to you.

(2) The Administrative Charge may be less than $75 per year, based on the size of the Participant's Account and/or the type of contract.

(3) Brokerage Window service allows a Participant the ability to invest a portion of the Account Value in a brokerage account, to be invested with the brokerage window account custodian. The Brokerage Window is only available with certain Employer Sponsored Contracts at certain asset levels. AUL may bill the Owner for this charge or deduct the charge from the Participant's Account, depending on the contract. The fee does not include any charges that may be assessed by the Brokerage Window account custodian.

(4) AUL may bill the Owner for an investment advice provider fee in an amount separately agreed upon by the Owner and the third-party investment advice provider. See "Additional Information about Fees" later in this Prospectus.

(5) This charge is applicable to Plans sold after January 1, 2017. For certain Plans sold before January 1, 2017, the maximum fee for Plan Sponsor Investment Option Advisory Fee is $1,500 if the Plan has less than $500,000 in assets. If the Plan has more than $500,000 in assets, the benefit is included at no additional charge. Please refer to your contract for details regarding the Plan Sponsor Investment Advisory Option Fee applicable to you.

(6) This charge only applies to certain IRA contracts. See "Additional Information about Fees" later in this Prospectus.

The next table shows the minimum and maximum total operating expenses charged by the Funds that the Owner or Participant may pay periodically during the time that the Owner owns the contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Fund Annual Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund assets, including management fees, distribution fees and/or service (12b-1) fees, and other expenses)	0.02%	6.24%

Example

The Example is Intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $100,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$14,599	$29,913	$43,216	$87,667

(2) If you annuitize at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$7,585	$23,262	$39,701	$84,910

(3) If you do not surrender your contract:

1 Year	3 Years	5 Years	10 Years
$7,585	$23,262	$39,701	$84,910

Additional Assumptions:

Annual M&E Charge:	1.25% Maximum
GMDB Option:	0.20% Maximum
Admin. Charge:	$75
Brokerage Window:	$100
Investment Advice Provider with Managed Account Services:	1.00%
Plan Sponsor Investment Option:	0.03%
Surrender Charges:	8% for years 1-5; 4% for years 6-10; 0% for years 11+
These surrender charges are reduced by 10% due to the free out provision in these contracts.
This is the maximum surrender charge scale imposed on such contracts.
For example, if the participant surrenders at the end of the fifth year, there will be a Surrender Charge of 8% x 0.90 = 7.2% of the Account Value charged to the participant.

Transaction Expenses [Table Text Block]

Transaction Expenses

Charge
Maximum Deferred Sales Load (Withdrawal Charge)(1)	8%
Maximum Loan Initiation Fee(2)	$100
Maximum Loan Administration Fee(3)	$50
Maximum Annual Charge for Non-Electronic Transfers(4)	$5
Maximum Charge for Non-Electronic Contributions	$1,000
Maximum Distribution Fee(5)	$60
Maximum Contract Termination Individual Participant Check Fee(6)	$100

(1) The withdrawal charge varies based on the contract.

(2) AUL may assess a Loan Initiation Fee of up to $100 per loan against the Account of any Participant for whom a Plan loan withdrawal is requested. See "Additional Information about Fees" later in this Prospectus. Please refer to your contract for details regarding the availability of Plan loans and the interest rates applicable to you.

(3) AUL may charge a loan administration fee of up to $50 per loan annually, which will either be billed to the Owner or deducted from the Participant's Account.

(4) AUL may charge a service fee of up to $5 per transfer for non-electronic transfers between investment options, which will either be billed to the Owner or deducted from the Participant's Account.

(5) AUL may bill the Owner for a Distribution Fee of up to $60 for each Participant for whom a withdrawal is made in which the entire Participant Account is distributed in a lump sum. Alternatively, AUL may assess this Distribution Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

(6) AUL may bill the Owner a fee of up to $100 for each Participant for whom an individual check is prepared upon contract termination. See "Additional Information about Fees" later in this Prospectus.

Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	8.00%	[1]
Deferred Sales Load, Footnotes [Text Block]	The withdrawal charge varies based on the contract.
Annual Contract Expenses [Table Text Block]

Annual Contract Expenses

Charge
Maximum Total Separate Account Annual Expenses (Asset Charges)(1)	1.25%
Maximum Administrative Charge(2)	$75
Optional Benefit Expenses
Maximum Brokerage Window Fee(3)	$100
Maximum Managed Account Service Fee(4)	1.00%
Maximum Plan Sponsor Investment Option Advisory Fee(5)	0.03%
Maximum Guaranteed Minimum Death Benefit Option (per year)(6)	0.20%

(1) This charge may be less than 1.25 percent for certain contracts. See "Asset Charge" later in this Prospectus. Please refer to your contract for details regarding the Asset Charge applicable to you.

(2) The Administrative Charge may be less than $75 per year, based on the size of the Participant's Account and/or the type of contract.

(3) Brokerage Window service allows a Participant the ability to invest a portion of the Account Value in a brokerage account, to be invested with the brokerage window account custodian. The Brokerage Window is only available with certain Employer Sponsored Contracts at certain asset levels. AUL may bill the Owner for this charge or deduct the charge from the Participant's Account, depending on the contract. The fee does not include any charges that may be assessed by the Brokerage Window account custodian.

(4) AUL may bill the Owner for an investment advice provider fee in an amount separately agreed upon by the Owner and the third-party investment advice provider. See "Additional Information about Fees" later in this Prospectus.

(5) This charge is applicable to Plans sold after January 1, 2017. For certain Plans sold before January 1, 2017, the maximum fee for Plan Sponsor Investment Option Advisory Fee is $1,500 if the Plan has less than $500,000 in assets. If the Plan has more than $500,000 in assets, the benefit is included at no additional charge. Please refer to your contract for details regarding the Plan Sponsor Investment Advisory Option Fee applicable to you.

(6) This charge only applies to certain IRA contracts. See "Additional Information about Fees" later in this Prospectus.

Administrative Expense, Maximum [Dollars]	$ 75	[2]
Administrative Expense, Footnotes [Text Block]	The Administrative Charge may be less than $75 per year, based on the size of the Participant's Account and/or the type of contract.
Annual Portfolio Company Expenses [Table Text Block]
Total Fund Annual Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund assets, including management fees, distribution fees and/or service (12b-1) fees, and other expenses)	0.02%	6.24%

Portfolio Company Expenses Minimum [Percent]	0.02%
Portfolio Company Expenses Maximum [Percent]	6.24%
Surrender Example [Table Text Block]	(1) If you surrender your contract at the end of the applicable time period:
1 Year	3 Years	5 Years	10 Years
$14,599	$29,913	$43,216	$87,667

Surrender Expense, 1 Year, Maximum [Dollars]	$ 14,599
Surrender Expense, 3 Years, Maximum [Dollars]	29,913
Surrender Expense, 5 Years, Maximum [Dollars]	43,216
Surrender Expense, 10 Years, Maximum [Dollars]	$ 87,667
Annuitize Example [Table Text Block]	(2) If you annuitize at the end of the applicable time period:
1 Year	3 Years	5 Years	10 Years
$7,585	$23,262	$39,701	$84,910

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 7,585
Annuitized Expense, 3 Years, Maximum [Dollars]	23,262
Annuitized Expense, 5 Years, Maximum [Dollars]	39,701
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 84,910
No Surrender Example [Table Text Block]	(3) If you do not surrender your contract:
1 Year	3 Years	5 Years	10 Years
$7,585	$23,262	$39,701	$84,910

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 7,585
No Surrender Expense, 3 Years, Maximum [Dollars]	23,262
No Surrender Expense, 5 Years, Maximum [Dollars]	39,701
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 84,910
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Fluctuating Investment Performance

Account Values in an Investment Account are not guaranteed and will increase and decrease in value according to investment performance of the Fund. If you put money into an Investment Account, you assume all the investment risk on that money. A comprehensive discussion of each Investment Account's and Fund's objective and risk is found in this prospectus and in each Fund's prospectus, respectively. You should review these prospectuses before making your investment decision. Your choice of Investment Accounts and the performance of the Funds will impact the Policy's Account Value.

Unsuitable for Short-Term Investment

The contract is not suitable as short-term savings investments and is not appropriate for an investor who needs ready access to cash.

Consequences of Early Withdrawals

Surrender Charges are assessed if you request full or partial withdrawals from your contract within the first ten (10) years. Surrender charges are assessed as follows: 8% in years 1-5 and 4% in years 6-10 with charges reduced by 10% due to the free-out provision of the contract. Full or Partial Surrenders may result in tax consequences and penalties in the event the Owner is under the age of 59 1/2. A withdrawal or surrender may also be subject to an MVA.

Account Values in the Fixed Account

Contributions allocated to the Fixed Account are held in AUL's General Account. There are limitations on your right to transfer amounts from the Fixed Account and, due to these limitations, if you want to transfer the entire balance of the Fixed Account to one or more Investment Accounts, it may take several years to do so. Therefore, you should carefully consider whether the Fixed Account meets your investment needs.

Account Values in the Stable Value Account

Contributions allocated to the Stable Value Account are held in AUL's General Account. There are limitations on your right to transfer amounts from the Stable Value Account and, due to these limitations, if you want to transfer the entire balance of the Stable Value Account to one or more Investment Accounts, it may take several years to do so. Therefore, you should careful consider whether the Stable Value Account meets your investment needs.

Financial Strength and Claims Paying Ability Risk

AUL issues other types of financial products. In addition to any amounts, AUL is obligated to pay in excess of Account Value under the contract, it also pays obligations under these products from assets in the General Account. Unlike assets held in the Variable Account, the assets of the General Account are subject to the general liabilities of AUL and, therefore, to AUL's General Account creditors. In the event of an insolvency of receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other Owners' obligations.

The General Account is not segregated or insulated from the claims of the insurance company's creditors. Therefore, guarantees provided by the insurance company as to benefits promised in the prospectus are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees.

Risks Associated with the Investment Advice Provider with Managed Account Services

As discussed below, for additional charge, Contract Owners and Participants may access investment professionals who offer individualized investment advice by selecting the Investment Advice Provider with Managed Account Services. Although such service is designed to help Contract Owners and Participants make individualized investment decisions based on various levels of risk and circumstances, there is no assurance that following such investment advice will not result in loss of money or that investment results will not experience volatility.

Risks Associated with the Plan Sponsor Investment Option

As discussed below, for additional charge, Contract Owners may choose the Plan Sponsor Investment Option and receive recommendation from Mesirow Financial a plan-level investment portfolio based on the Plan Sponsor's unique employee profile. Although such portfolios are designed to optimize returns given the employee profile, there is no assurance that a portfolio will not lose money or that investment results will not experience volatility. Additionally, although the portfolios are intended to optimize returns given various levels of risk tolerance, a portfolio may not perform as intended. Contract Owner should review the employees' financial needs, investment time horizon, and risk comfort level to determine whether to invest in the recommended portfolio.

Tax Consequences

As noted in greater detail in the section headed "Tax Considerations", you should consult a tax professional to determine the implications of an investment in and withdrawals from the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified plan or IRA. Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

Cyber-Security and Business Interruption Risks

We rely heavily on interconnected computer systems and digital data to conduct our variable products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Account Value. For instance, systems failures and cyber-attacks may interfere with our processing of policy transactions, including the processing of orders from our website or with the Funds, impact our ability to calculate your Account Value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Funds invest, which may cause the funds underlying your contract to lose Account Value. There can be no assurance that we or the Funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.

In addition to cyber security risks, we are exposed to risks related to natural and man-made disasters and catastrophes, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic, could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. Even if our employees and the employees of our service providers are able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of contract-related transactions, including orders from contract owners. Catastrophic events may negatively affect the computer and other systems on which we rely, impact our ability to calculate accumulation unit values, or have other possible negative impacts. There can be no assurance that we or our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters and catastrophes.

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]

The Death Benefit

If a Participant dies during the Accumulation Period, we will pay a death benefit to the Beneficiary upon receipt of due proof of the Participant's death and instructions regarding payment to the Beneficiary. If there is no designated Beneficiary living on the date of death of the Participant, we will pay the death benefit in one sum to the estate of the Participant upon receipt of due proof of death of both the Participant and the designated Beneficiary and instructions regarding payment. If the death of the Participant occurs on or after the Annuity Commencement Date, no death benefit will be payable under the contract except as may be provided under the Annuity Option elected.

The amount of the death benefit equals the Vested portion of the Participant's Account Value minus any outstanding loan balances and any due and unpaid charges on those loans. Under contracts acquired in connection with 408 and 408A Programs and some 403(b) Programs, the Vested portion of a Participant's Account Value shall be the Participant's entire Account Value. Under Employee Benefit Plans, 409A or 457 Programs and some 403(b) Programs, the Vested portion of a Participant's Account Value is the amount to which the Participant is entitled upon death or separation from service under a vesting schedule contained in the pertinent Plan. If the death benefit is less than a Participant's Account Value, the death benefit shall be paid pro rata from the Investment Accounts and the FIA or SVA, and the remainder of the Account Value shall be distributed to the Owner or as directed by the Owner. Prior to such distribution, any remaining Account Value in the Investment Accounts shall be transferred to AUL's General Account or to the default Investment Account directed by the contract. Certain contracts have a death benefit which is the greater of the Participant's Account Value as of the date the death benefit is calculated or a Guaranteed Minimum Death Benefit ("GMDB") on the contract anniversary immediately preceding the date of death. In this calculation, the GMDB is increased by any Contributions made since the last contract anniversary and is reduced proportionately to reflect any withdrawals made since the last contract anniversary. The GMDB is reset on each contract anniversary and is the greater of (1) the GMDB on the prior contract anniversary, increased by any prior year Contributions, and reduced proportionately to reflect any prior year withdrawals, or (2) if the Participant is younger than age 81, the Participant's Account Value on the current contract anniversary. As of the Participant's death, the GMDB will cease to increase or decrease in value.

The death benefit will be paid to the Beneficiary in a single sum or under one of the Annuity Options, as directed by the Participant or as elected by the Beneficiary. If the Beneficiary is to receive Annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax advisor should be consulted in considering payout options.

Death Benefits and Multiple Beneficiaries

Where there are multiple Beneficiaries, death benefits payable to a Beneficiary remains fully invested in the separate account options selected by the Participant and remain subject to market volatility until that Beneficiary provides proof of death and establishes Beneficiary status. AUL will administer the death benefits as otherwise described herein.

BENEFITS AVAILABLE UNDER THE CONTRACT

The following table summarizes information about the standard and optional benefits available under the contract. More detailed information about the fees associated with each benefit included in the table may be found in the Expense Table.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Dollar Cost Averaging ("DCA") Program	Allows Contract Owners and Participants to purchase units of an Investment Account over a period of time in an attempt to reduce the aggregate average cost per Accumulation Unit.	Standard	$0	• To participate in the DCA Program, a minimum balance of $10,000 in the MMIA, FIA or SVA is required.
• The minimum required amount of each transfer is $100.
• At least 10 days advance written notice to AUL is required before the date of the first proposed transfer.
				• AUL reserves the right to temporarily discontinue, terminate, or change the Program at any time in the future.
Brokerage Window	Allows the Participant the ability to invest a portion of the Account Value in a brokerage account, to be invested with the brokerage window account custodian.	Optional	$100	• Only available with certain Employer Sponsored Contracts at certain asset levels.
Investment Advice Provider with Managed Account Services	Allows Contract Owners and Participants access to investment professionals that offer individualized investment advice.	Optional	1.00%	• Investment advice provider is not affiliated with AUL.
• There is no cost to the Participant when using the basic investment advice service.
				• Account management fees are assessed against the Account of each Participant who utilizes a more detailed, hands-on managed account service.
Plan Sponsor Investment Option	Allows Contract Owners to offer plan-level investment portfolios constructed to meet the needs of the Plan Participants.	Optional	0.03%	• Investment portfolios are created by Mesirow Financial, a registered investment adviser who is not affiliated with AUL.
Guaranteed Minimum Death Benefit ("GMDB")	Allows a Beneficiary to receive the greater of the Participant's Account Value as of the date the death benefit is calculated or the GMDB.	Optional	0.20%	• The charge only apples to certain IRA contracts.

Dollar Cost Averaging ("DCA") Program

The DCA Program, if elected, enables Contract Owners and Participants to transfer systematically and automatically, on a monthly basis, specified dollar amounts from the MMIA to other Investment Accounts. By allocating on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, the Owner may be less susceptible to the impact of market fluctuations. However, participation in the DCA Program does not assure a Contract Owner of greater profits from the purchases under the Program, nor will it prevent or necessarily alleviate losses in a declining market.

The Owner specifies the fixed dollar amount to be transferred automatically from the MMIA. The minimum required amount of each transfer is $100. At the time that the Owner elects the DCA Program, a minimum balance of $10,000 in the MMIA, FIA or SVA is required. At least 10 days advance written notice to AUL is required before the date of the first proposed transfer.

The Owner may elect this DCA Program at the time of application by completing the authorization on the application or at any time after the contract is issued by properly completing and returning the election form. Transfers made under the DCA Program will commence on the Monthiversary following the election.

Once elected, transfers from the MMIA will be processed until the value of the Investment Account is completely depleted or the Owner sends AUL Proper Notice instructing AUL to cancel the transfers.

Currently, transfers made under the DCA Program will not be subject to any transfer charge and will not count against the number of free transfers permitted in a Policy Year. Owners can only elect one transfer program at a time. AUL also reserves the right to alter the terms or suspend or eliminate the availability of the Ongoing DCA Program at any time.

Brokerage Window

The brokerage window is an optional benefit that allows the Participant the ability to invest a portion of the Account Value in a brokerage account.

The maximum annual fee for the brokerage window is $100. We will deduct the annual fee on a pro-rata basis from each Contribution and each investment made through the Brokerage Window tracked under that Participant's Account. This fee will be deducted on the date the Participant is enrolled in the brokerage window account and on each anniversary of that date upon which the Participant has a non-zero brokerage window account balance. We may increase the brokerage window account annual fee no more frequently than annually upon 60 days notice to Contract Owners and Participants. The brokerage window account annual fee is in addition to any other fee charged by the brokerage window account custodian or any other entity in connection with the brokerage window account.

Participation in the brokerage window is only available with certain Employer Sponsored Contracts at certain asset levels.

While the brokerage account window allows access to a wider range of investment options, there is no guarantee that those options will perform better than the standard Funds offered with the contract.

Investment Advice Provider with Managed Account Services

The Investment Advice Provider with Managed Account Services benefit is an optional benefit that allows Contract Owners and Participants access to investment professionals that offer individualized investment advice. The investment advice provider is ProNvest, Inc., ("ProNvest") which is a registered investment adviser that provides independent investment advice to employer sponsored plans. ProNvest is not affiliated with AUL.

There is no cost to the Participant when using the basic investment advice service. However, account management fees of up to 1.00% are assessed against the Account of each Participant who utilizes a more detailed, hands-on managed account service. There is an investment advisory relationship between ProNvest and Contract Owners and Participants who select this service, and ProNvest's Form ADV Part 2A and Client Relationship Summary are provided in electronic format through the Contract Owner's and Participant's account. You may request these disclosures in written form by contacting ProNvest directly.

Depending on the level of services selected, ProNvest allocates a Participant's Account Value in the various Funds available in the contract to meet the Participant's individual financial needs by considering various factors, including but not limited to, age, investment objectives, risk tolerance, time horizon and any other relevant factors. The investment advice provided by ProNvest does not guarantee better investment performance.

Plan Sponsor Investment Option

The Plan Sponsor Investment Option is an optional benefit that allows Contract Owners to offer plan-level investment portfolios (the "Portfolios") constructed to meet the needs of the Plan Participants. Investment portfolios are created by Mesirow Financial Investment Management, Inc. ("MFIM"), a registered investment adviser who is not affiliated with AUL. MFIM will serve as the

Investment Manager for the Employee Benefit Plan, as defined in Section 3(21) or 3(38) of the Employee Retirement Income Security Act of 1974 ("ERISA") , as applicable. To select this optional benefit, the Contract Owner will execute an investment management agreement directly with MFIM

MFIM will construct Portfolios made up solely of Funds selected by MFIM from among the investment options offered on the contract. MFIM will construct the portfolios to provide varying degrees of long-term appreciation and capital preservation through a mix of equity and fixed income exposures base on Participants' target retirement dates in five-year increments. MFIM will change the Portfolio's respective asset allocations and associated risk levels over time with the intent of decreasing investment risk as each target retirement date approaches.

The maximum annual fee for the investment option is 0.03%. This fee is administered by AUL, but it is paid to MFIM. AUL does not retain any portion of the fee. The selection of this optional benefit does not guarantee better investment performance.

Guaranteed Minimum Death Benefit ("GMDB")

The GMDB is an optional benefit that allows a Beneficiary to receive the greater of the Participant's Account Value as of the date the death benefit is calculated or the GMDB. The GMDB is increased by any Contributions made since the last contract anniversary and is reduced proportionately to reflect any withdrawals made since the last contract anniversary. The GMDB is reset on each contract anniversary and is the greater of (1) the GMDB on the prior contract anniversary, increased by any prior year Contributions, and reduced proportionately to reflect any prior year withdrawals, or (2) if the Participant is younger than 81, the Participant's Account Value on the current contract anniversary. As of the Participant's death, the GMDB will cease to increase or decrease in value. Excessive withdrawals could impact the value of the GMDB.

The GMDB is subject to an annual fee of 0.20% of the Owner's Account Value. This charge only apples to certain IRA contracts.

Benefits Available [Table Text Block]
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Dollar Cost Averaging ("DCA") Program	Allows Contract Owners and Participants to purchase units of an Investment Account over a period of time in an attempt to reduce the aggregate average cost per Accumulation Unit.	Standard	$0	• To participate in the DCA Program, a minimum balance of $10,000 in the MMIA, FIA or SVA is required.
• The minimum required amount of each transfer is $100.
• At least 10 days advance written notice to AUL is required before the date of the first proposed transfer.
				• AUL reserves the right to temporarily discontinue, terminate, or change the Program at any time in the future.
Brokerage Window	Allows the Participant the ability to invest a portion of the Account Value in a brokerage account, to be invested with the brokerage window account custodian.	Optional	$100	• Only available with certain Employer Sponsored Contracts at certain asset levels.
Investment Advice Provider with Managed Account Services	Allows Contract Owners and Participants access to investment professionals that offer individualized investment advice.	Optional	1.00%	• Investment advice provider is not affiliated with AUL.
• There is no cost to the Participant when using the basic investment advice service.
				• Account management fees are assessed against the Account of each Participant who utilizes a more detailed, hands-on managed account service.
Plan Sponsor Investment Option	Allows Contract Owners to offer plan-level investment portfolios constructed to meet the needs of the Plan Participants.	Optional	0.03%	• Investment portfolios are created by Mesirow Financial, a registered investment adviser who is not affiliated with AUL.
Guaranteed Minimum Death Benefit ("GMDB")	Allows a Beneficiary to receive the greater of the Participant's Account Value as of the date the death benefit is calculated or the GMDB.	Optional	0.20%	• The charge only apples to certain IRA contracts.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds available under the contract. The availability of Funds vary by Employee Benefit Plan. Please refer to your Plan Documents for a list of Funds available to you. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.oneamerica.com/prospectuses. You can request this information at no cost by calling 1-877-285-3863 or by sending an email to investments.rs@oneamerica.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund's past performance is not necessarily and indication of future performance.

					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-GKC	Mid Cap Growth	AB Discovery Growth Z: Class Inst Investment Adviser: AllianceBernstein L.P.	0.67		17.65	8.83	10.25
06-GKF	Small Cap Value	AB Discovery Value Z: Class Inst Investment Adviser: AllianceBernstein L.P.	0.81		9.90	8.68	7.53
06-3GC	World Bond	AB Global Bond Z: Class Inst Investment Adviser: AllianceBernstein L.P.	0.52		2.74	0.21	1.85
06-4PJ	Balanced	AB Global Risk Allocation I: Class Inst Investment Adviser: AllianceBernstein L.P.	1.17	*	7.76	5.22	4.83
06-3FY	Large Cap Growth	AB Large Cap Growth Z: Class Inst Investment Adviser: AllianceBernstein L.P.	0.51		25.51	15.95
06-GKG	Small Cap Growth	AB Small Cap Growth Z: Class Inst Investment Adviser: AllianceBernstein L.P.	0.77	*	18.90	7.77
06-3GX	Large Cap Growth	Alger Capital Appreciation Instl Y: Class Inst Investment Adviser: Fred Alger Management, LLC	0.86	*	50.13	18.08
06-CPH	Large Cap Growth	Alger Capital Appreciation Z: Class Inst*** Investment Adviser: Fred Alger Management, LLC	0.95		50.28	18.06	15.70
06-6RH	Large Cap Growth	Alger Focus Equity Y: Class Inst Investment Adviser: Fred Alger Management, LLC	0.58	*	52.28	19.96
06-3GY	Small Cap Growth	Alger Small Cap Focus Y: Class Inst Investment Adviser: Fred Alger Management, LLC	0.86	*	14.01	0.82
06-3MP	Small Cap Growth	Alger Small Cap Focus Z: Class Inst Investment Adviser: Fred Alger Management, LLC	0.88		14.02	0.82	7.86
06-4YK	Intermediate Term Bond	Allspring Core Plus Bond R6: Class Retirement Investment Adviser: Allspring Global Investments SubAdviser: Allspring Global Investments, LLC	0.30	*	2.41	1.13

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-3J7	Foreign Value	Allspring International Equity R6: Class Retirement Investment Adviser: Allspring Global Investments SubAdviser: Allspring Global Investments, LLC	0.80	*	0.30	2.80
06-3J6	Mid Cap Value	Allspring Special Mid Cap Value R6: Class Retirement Investment Adviser: Allspring Global Investments SubAdviser: Allspring Global Investments, LLC	0.70		12.06	9.33	9.28
06-3JF	Small Cap Value	Allspring Special Small Cap Value R6: Class Retirement Investment Adviser: Allspring Global Investments SubAdviser: Allspring Global Investments, LLC	0.99		6.96	7.51	8.27
06-6RJ	Foreign Growth	American Funds International Vntg R-6: Class Retirement Investment Adviser: Capital Group	0.54		1.36	4.54
06-33Y	Foreign Value	American Beacon International Eq R6: Class Retirement Investment Adviser: American Beacon Advisors Inc SubAdviser: Lazard Asset Management LLC;American Century Investment Management Inc;Causeway Capital Management LLC	0.70	*	2.12	4.38
06-46F	Large Cap Value	American Beacon Large Cap Value R5: Class Retirement Investment Adviser: American Beacon Advisors Inc SubAdviser: Barrow Hanley Mewhinney & Strauss LLC;Hotchkis and Wiley Capital Mgmt LLC;Massachusetts Financial Services Company	0.66		15.19	10.35	9.07
06-6J6	Small Cap Value	American Beacon Shapiro SMID Cap Eq R5: Class Retirement Investment Adviser: Shapiro Capital Management LLC SubAdviser: Shapiro Capital Management LLC	0.90	*	-1.31	7.15
06-34C	Small Cap Value	American Beacon Small Cap Value R6: Class Retirement Investment Adviser: American Beacon Advisors Inc SubAdviser: Barrow Hanley Mewhinney & Strauss LLC;Brandywine Global Investment Mgmt, LLC;DePrince Race & Zollo Inc;Hotchkis and Wiley Capital Mgmt LLC	0.77		7.50	9.07
06-6TN	Specialty	American Beacon SSI Alternative Inc R5: Class Retirement Investment Adviser: SSI Investment Management LLC SubAdviser: SSI Investment Management LLC	1.20	*	9.41	5.18
06-69V	Mid Cap Growth	American Beacon Stephens Mid-Cap Gr R6: Class Retirement Investment Adviser: Stephens Inv Mgmt Group LLC SubAdviser: Stephens Inv Mgmt Group LLC	0.89	*	13.39	10.10
06-CPK	Diversified Emerging Markets	American Century Emerging Markets R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.92		11.82	0.18	3.84

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-CPM	Large Cap Value	American Century Equity Income R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.58		10.89	5.95	8.19
06-CPN	Large Cap Growth	American Century Growth R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.54	*	26.67	16.81	15.37
06-CPP	Mid Cap Growth	American Century Heritage R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.65		25.33	11.77	11.32
06-3KW	Inflation-Protec Bond	American Century Inflation-Adjs Bond R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.29		1.94	1.77
06-CRJ	Mid Cap Value	American Century Mid Cap Value R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.63		8.92	7.64	8.32
06-CPT	Mgd Asset Allocation	American Century One Choice 2025 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.43	*	8.02	5.05	5.46
06-CPV	Mgd Asset Allocation	American Century One Choice 2030 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.45	*	8.40	5.42	5.83
06-CPW	Mgd Asset Allocation	American Century One Choice 2035 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.48	*	9.11	5.87	6.27
06-CPX	Mgd Asset Allocation	American Century One Choice 2040 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.50	*	9.94	6.34	6.72
06-CPY	Mgd Asset Allocation	American Century One Choice 2045 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.53	*	10.73	6.84	7.19
06-CRC	Mgd Asset Allocation	American Century One Choice 2050 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.55	*	11.65	7.48	7.66
06-CRF	Mgd Asset Allocation	American Century One Choice 2055 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.54	*	12.50	7.88	7.92
06-CRG	Mgd Asset Allocation	American Century One Choice 2060 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.54	*	12.80	8.07
06-63X	Mgd Asset Allocation	American Century One Choice 2065 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.54	*	13.14
06-66V	Mgd Asset Allocation	American Century One Chc Blnd+ 2015 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.25	*	7.05
06-66W	Mgd Asset Allocation	American Century One Chc Blnd+ 2020 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.25	*	7.23
06-66X	Mgd Asset Allocation	American Century One Chc Blnd+ 2025 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.25	*	8.00

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-66Y	Mgd Asset Allocation	American Century One Chc Blnd+ 2030 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.25	*	8.76
06-67C	Mgd Asset Allocation	American Century One Chc Blnd+ 2035 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.24	*	10.37
06-67F	Mgd Asset Allocation	American Century One Chc Blnd+ 2040 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.24		11.89
06-67G	Mgd Asset Allocation	American Century One Chc Blnd+ 2045 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.24		13.51
06-67H	Mgd Asset Allocation	American Century One Chc Blnd+ 2050 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.24		14.48
06-67J	Mgd Asset Allocation	American Century One Chc Blnd+ 2055 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.24		15.00
06-67K	Mgd Asset Allocation	American Century One Chc Blnd+ 2060 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.24		15.51
06-67M	Mgd Asset Allocation	American Century One Chc Blnd+ 2065 R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.24		15.58
06-CRH	Mgd Asset Allocation	American Century One Choice In Ret R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.41	*	7.87	4.92	5.10
06-CRK	Specialty	American Century Real Estate R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.80		7.98	3.47	5.52
06-6C7	Small Cap Growth	American Century Small Cap Growth R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.82		15.34	10.25	11.18
06-CRM	Small Cap Value	American Century Small Cap Value R6: Class Retirement*** Investment Adviser: American Century Investment Management Inc	0.74		7.58	10.01	9.39
06-CRN	Balanced	American Century Strat Allc: Agrsv R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.44	*	13.40	8.82	8.34
06-CRP	Balanced	American Century Strat Allc: Cnsrv R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.48	*	8.13	5.51	5.39
06-CRR	Balanced	American Century Strat Allc: Mod R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.49	*	10.90	7.21	6.95
06-CRT	Large Cap Growth	American Century Ultra® R6: Class Retirement Investment Adviser: American Century Investment Management Inc	0.54	*	29.99	18.68	16.85
06-CRV	Mgd Asset Allocation	American Funds 2010 Trgt Date Retire R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.29		8.16	4.99	5.24

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-CRW	Mgd Asset Allocation	American Funds 2015 Trgt Date Retire R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.30		8.50	5.29	5.57
06-CRX	Mgd Asset Allocation	American Funds 2020 Trgt Date Retire R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.30		8.94	5.63	6.00
06-CRY	Mgd Asset Allocation	American Funds 2025 Trgt Date Retire R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.31		9.34	6.23	6.68
06-CTC	Mgd Asset Allocation	American Funds 2030 Trgt Date Retire R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.33		10.86	7.18	7.63
06-CTF	Mgd Asset Allocation	American Funds 2035 Trgt Date Retire R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.34		12.73	8.43	8.71
06-CTG	Mgd Asset Allocation	American Funds 2040 Trgt Date Retire R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.36		14.79	9.40	9.35
06-CTH	Mgd Asset Allocation	American Funds 2045 Trgt Date Retire R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.37		15.17	9.60	9.52
06-CTJ	Mgd Asset Allocation	American Funds 2050 Trgt Date Retire R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.37		15.43	9.64	9.59
06-CTK	Mgd Asset Allocation	American Funds 2055 Trgt Date Retire R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.39		15.58	9.60	9.57
06-CTM	Mgd Asset Allocation	American Funds 2060 Trgt Date Retire R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.39		15.60	9.59
06-4R4	Mgd Asset Allocation	American Funds 2065 Trgt Date Retire R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.39		15.64
06-6Y9	Mgd Asset Allocation	American Funds 2070 Trgt Date Retire R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.39
06-CTN	Large Cap Growth	American Funds AMCAP R6: Class Retirement Investment Adviser: Capital Group	0.34		21.52	11.51	11.28
06-CTP	Balanced	American Funds American Balanced R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.25		15.30	8.47	8.47
06-3MC	High Yield Bond	American Funds American High-Inc R6: Class Retirement Investment Adviser: Capital Group	0.32		9.86	5.64	5.38
06-3M3	Large Cap Value	American Funds American Mutual R6: Class Retirement Investment Adviser: Capital Group	0.27		15.30	9.81	9.69
06-39V	Intermediate Term Bond	American Funds Bond Fund of Amer R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.24	*	1.51	0.64	1.88

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-3M6	World Allocation	American Funds Capital Income Bldr R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.27		10.61	6.14	5.87
06-GFN	World Bond	American Funds Capital World Bond R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.48		-2.80	-2.06	0.25
06-CTR	World Stock	American Funds Capital World Gr&Inc R6: Class Retirement Investment Adviser: Capital Group	0.41		14.26	8.91	8.57
06-CTT	Foreign Growth	American Funds Europacific Growth R6: Class Retirement Investment Adviser: Capital Group	0.47		5.04	3.95	5.66
06-CTV	Large Cap Blend	American Funds Fundamental Invs R6: Class Retirement Investment Adviser: Capital Group	0.28		23.43	13.04	12.36
06-3M9	World Allocation	American Funds Global Balanced R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.47		6.90	4.96	5.25
06-CVC	Large Cap Growth	American Funds Growth Fund of Amer R6: Class Retirement Investment Adviser: Capital Group	0.30		28.84	15.33	14.03
06-3M7	Balanced	American Funds Income Fund of Amer R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.27		11.22	6.91	7.03
06-3G9	Inflation-Protec Bond	American Funds Inflation Linked Bd R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.29		2.20	1.93	2.27
06-GKH	Short Term Bond	American Funds Interm Bd Fd of Amer R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.25	*	3.30	1.50	1.77
06-3M4	Foreign Blend	American Funds Intl Gr and Inc R6: Class Retirement Investment Adviser: Capital Group	0.54		3.68	3.94	4.72
06-3GH	Large Cap Blend	American Funds Invmt Co of Amer R6: Class Retirement Investment Adviser: Capital Group	0.27		25.33	14.54	12.16
06-3KY	World Stock	American Funds New Economy R6: Class Retirement Investment Adviser: Capital Group	0.41		24.09	11.27	11.58
06-CTW	World Stock	American Funds New Perspective R6: Class Retirement Investment Adviser: Capital Group	0.41		17.16	11.48	11.47
06-CTX	Diversified Emerging Markets	American Funds New World R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.57		6.88	5.07	6.57
06-CTY	World Stock	American Funds SMALLCAP World R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.65		2.71	5.65	8.10
06-3TK	Int Government Bond	American Funds US Government Sec R6: Class Retirement Investment Adviser: Capital Research and Management Company	0.25	*	1.03	0.37	1.32

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-CVF	Large Cap Blend	American Funds Washington Mutual R6: Class Retirement Investment Adviser: Capital Group	0.26		19.34	12.41	11.69
06-6C4	Mid Cap Growth	AMG TimesSquare Mid Cap Growth Z: Class Inst Investment Adviser: TimesSquare Capital Management, LLC SubAdviser: TimesSquare Capital Management, LLC	0.86		10.78	10.78	11.27
06-4JY	Large Cap Value	Auxier Focus Institutional: Class Inst Investment Adviser: Auxier Asset Management LLC	0.80	*	11.46	8.36	8.02
06-6W6	Diversified Emerging Markets	Avantis® Emerging Markets Equity Instl: Class Inst Investment Adviser: American Century Investment Management Inc	0.33		7.68	4.32
06-6Y3	Small Cap Value	Avantis® U.S. Small Cap Value Instl: Class Inst Investment Adviser: American Century Investment Management Inc	0.25		8.88	14.62
06-4TP	Intermediate Term Bond	Baird Aggregate Bond Inst: Class Inst Investment Adviser: Baird Advisors	0.30		1.85	0.11	1.76
06-4RC	Intermediate Term Bond	Baird Core Plus Bond Inst: Class Inst Investment Adviser: Baird Advisors	0.30		2.54	0.56	2.15
06-6N3	Intermediate Term Bond	Baird Intermediate Bond Inst: Class Inst Investment Adviser: Baird Advisors	0.30		3.45	1.15	1.98
06-4XC	Short Term Bond	Baird Short-Term Bond Inst: Class Inst** Investment Adviser: Baird Advisors	0.30		4.99	2.10	2.13
06-6RR	Short Term Bond	Baird Ultra Short Bond Institutional: Class Inst** Investment Adviser: Baird Advisors	0.15	*	5.65	2.81	2.22
06-47Y	Mid Cap Growth	Baron Asset R6: Class Retirement Investment Adviser: Baron Capital Management Inc	1.04		10.76	7.96
06-3J9	Diversified Emerging Markets	Baron Emerging Markets R6: Class Retirement Investment Adviser: Baron Capital Management Inc	1.11		7.89	1.03
06-6YW	Mid Cap Growth	Baron Growth R6: Class Retirement Investment Adviser: Baron Capital Management Inc	1.09		5.01	8.42
06-4YM	Small Cap Blend	BlackRock Advantage Small Cap Core K: Class Retirement Investment Adviser: BlackRock Inc	0.45	*	11.96	7.50
06-46J	Small Cap Growth	BlackRock Advantage Small Cap Gr K: Class Retirement Investment Adviser: BlackRock Inc	0.45	*	14.19	7.09
06-FRW	Large Cap Value	BlackRock Equity Dividend K: Class Retirement Investment Adviser: BlackRock Inc	0.59		9.88	8.36

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-FRX	World Allocation	BlackRock Global Allocation K: Class Retirement Investment Adviser: BlackRock Inc SubAdviser: BlackRock International Limited;BlackRock (Singapore) Ltd	0.76	*	9.30	6.10
06-CVH	World Stock	BlackRock Global Dividend K: Class Retirement Investment Adviser: BlackRock Inc SubAdviser: BlackRock International Limited	0.72		9.77	6.87
06-CVJ	Specialty	BlackRock Health Sciences Opps K: Class Retirement Investment Adviser: BlackRock Inc	0.75		4.22	6.58
06-33K	High Yield Bond	BlackRock High Yield K: Class Other Investment Adviser: BlackRock Inc SubAdviser: BlackRock International Limited	0.48	*	8.74	4.44	5.17
06-3N3	Inflation-Protec Bond	BlackRock Inflation Protected Bond K: Class Other Investment Adviser: BlackRock Inc SubAdviser: BlackRock International Limited;BlackRock (Singapore) Ltd	0.79	*	1.87	2.06	2.19
06-CVN	Mgd Asset Allocation	BlackRock LifePath® Index 2030 K: Class Retirement Investment Adviser: BlackRock Inc	0.09	*	9.26	5.68	6.47
06-CVP	Mgd Asset Allocation	BlackRock LifePath® Index 2035 K: Class Retirement Investment Adviser: BlackRock Inc	0.09	*	10.98	6.79	7.33
06-CVR	Mgd Asset Allocation	BlackRock LifePath® Index 2040 K: Class Retirement Investment Adviser: BlackRock Inc	0.09	*	12.66	7.81	8.11
06-CVT	Mgd Asset Allocation	BlackRock LifePath® Index 2045 K: Class Retirement Investment Adviser: BlackRock Inc	0.09	*	14.36	8.77	8.76
06-CVV	Mgd Asset Allocation	BlackRock LifePath® Index 2050 K: Class Retirement Investment Adviser: BlackRock Inc	0.09	*	15.65	9.38	9.12
06-CVW	Mgd Asset Allocation	BlackRock LifePath® Index 2055 K: Class Retirement Investment Adviser: BlackRock Inc	0.09	*	16.29	9.57	9.23
06-CVX	Mgd Asset Allocation	BlackRock LifePath® Index 2060 K: Class Retirement Investment Adviser: BlackRock Inc	0.09	*	16.29	9.57
06-4H3	Mgd Asset Allocation	BlackRock LifePath® Index 2065 K: Class Retirement Investment Adviser: BlackRock Inc	0.09	*	16.34	9.67
06-CVY	Mgd Asset Allocation	BlackRock LifePath® Index Retire K: Class Retirement Investment Adviser: BlackRock Inc	0.09	*	7.15	3.98	4.73
06-GHH	Mid Cap Growth	BlackRock Mid-Cap Growth Equity K: Class Retirement Investment Adviser: BlackRock Inc	0.71		12.55	8.71

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-6NR	Mid Cap Value	BlackRock Mid-Cap Value K: Class Retirement Investment Adviser: BlackRock Inc	0.70	*	9.46	9.93
06-FTF	Balanced	BlackRock Multi-Asset Income Portfolio K: Class Retirement Investment Adviser: BlackRock Inc SubAdviser: BlackRock Asset Management North Asia Ltd;BlackRock International Limited;BlackRock (Singapore) Ltd	0.52	*	7.44	3.84
06-4PX	World Bond	BlackRock Strategic Global Bond K: Class Retirement Investment Adviser: BlackRock Inc SubAdviser: BlackRock International Ltd;BlackRock (Singapore) Ltd	0.52	*	0.50	-0.22
06-FTH	Intermediate Term Bond	BlackRock Strategic Income Opps K: Class Retirement Investment Adviser: BlackRock Inc SubAdviser: BlackRock International Limited;BlackRock (Singapore) Ltd	0.65	*	5.39	2.99
06-6CG	Specialty	BlackRock Systematic Multi-Strat K: Class Retirement Investment Adviser: BlackRock Inc SubAdviser: BlackRock International Limited	0.82		6.83
06-CWC	Intermediate Term Bond	BlackRock Total Return K: Class Other Investment Adviser: BlackRock Inc SubAdviser: BlackRock International Limited;BlackRock (Singapore) Ltd	0.38		1.83	0.09	1.73
06-6KH	Specialty	Blackstone Alternative Multi-Strategy Y: Class Inst
Investment Adviser: Blackstone Inc
SubAdviser: Nephila Capital Ltd;Oak Hill Advisors, L.P.;Blackstone Real
Estate Special Situations Advisors LLC;D.E. Shaw Investment Management
LLC;FORT LP;Mariner Investment Group, LLC;Harvest Fund Advisors
LLC;Two Sigma Advisers, LLC;Caspian Capital LP;Bayview Asset
Management, LLC;Blackstone Liquid Credit Strategies LLC;Melqart
Asset Management (UK) Ltd.;Fir Tree Capital Management LP;Bayforest
Capital Limited;TrailStone Commodity Trading US, LLC;Seiga Asset
Management Limited;Mesarete Capital LLP;SEVEN GRAND MANAGERS,
LLC;North Reef Capital Management LP;Merritt Point Partners LLC;
		Varick Capital Partners LP;Maren Capital LLC;OT Research	5.14		7.63	2.98
06-47M	Intermediate Term Bond	BNY Mellon Bond Market Index I: Class Inst Investment Adviser: BNY Mellon Investment Funds VII, Inc.	0.15	*	1.16	-0.48	1.17
06-39Y	Specialty	BNY Mellon Natural Resources Y: Class Inst Investment Adviser: Newton Investment Management Group SubAdviser: Newton Investment Management North America, LLC	0.80		1.06	15.45

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-3WY	Large Cap Blend	BNY Mellon Sust US Equity Y: Class Inst Investment Adviser: Newton Investment Management Group SubAdviser: Newton Investment Management Ltd	0.70	*	24.81	13.45
06-6KT	Mid Cap Blend	Boston Trust SMID Cap: Class Other Investment Adviser: Boston Trust Walden Company	0.75	*	10.17	9.14	9.90
06-4PC	High Yield Bond	BrandywineGLOBAL Corporate Credit IS: Class Inst Investment Adviser: Brandywine Global Investment Mgmt, LLC SubAdviser: Brandywine Global Investment Mgmt, LLC	0.49	*	9.10	5.44	6.25
06-66T	Large Cap Value	BrandywineGLOBAL Div US Large Value IS: Class Inst Investment Adviser: Brandywine Global Investment Mgmt, LLC SubAdviser: Brandywine Global Investment Mgmt, LLC	0.70	*	18.74	10.02	9.41
06-3G3	World Bond	BrandywineGLOBAL Global Opp Bond IS: Class Inst Investment Adviser: Brandywine Global Investment Mgmt, LLC SubAdviser: Brandywine Global Investment Mgmt, LLC	0.54		-9.38	-2.61	-0.14
06-66R	Specialty	Calamos Market Neutral Income R6: Class Retirement Investment Adviser: Calamos Investments	0.89		7.44
06-4FJ	Balanced	Calvert Balanced R6: Class Retirement Investment Adviser: Calvert Research and Management	0.61		19.35	9.44
06-4FN	Small Cap Blend	Calvert Small-Cap R6: Class Retirement Investment Adviser: Calvert Research and Management	0.86		12.32	7.86
06-3FX	Large Cap Blend	Calvert US Large Cap Core Rspnb Idx R6: Class Retirement Investment Adviser: Calvert Research and Management	0.19	*	24.20	14.48
06-6NJ	Mid Cap Growth	Carillon Eagle Mid Cap Growth R6: Class Retirement Investment Adviser: Eagle Asset Management, Inc. SubAdviser: Eagle Asset Management, Inc.	0.64		13.21	9.70	11.21
06-6PX	Intermediate Term Bond	Catholic Responsible Investments Bd Ins: Class Inst Investment Adviser: Teachers Advisors, LLC SubAdviser: Loomis, Sayles & Company LP;Brandywine Global Investment Mgmt, LLC;Mercer Investments LLC;Sun Life Capital Management (U.S) LLC;Teachers Advisors, LLC	0.35		2.08
06-6R6	Large Cap Blend	Catholic Rsp Invst Mlt-Styl US Eq Ins: Class Inst Investment Adviser: Wellington Management Company LLP SubAdviser: Mar Vista Investment Partners, LLC;T. Rowe Price Associates, Inc.;Mercer Investments LLC;Boston Partners Global Investors, Inc;William Blair Investment Management, LLC	0.65		16.25

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-6R7	Large Cap Blend	Catholic Rspnsbl Invst Equity Idx Ins: Class Inst Investment Adviser: Rhumbline Advisers SubAdviser: Rhumbline Advisers;Mercer Investments LLC	0.09	*	24.69
06-6PY	Foreign Small/Mid Eqty	Catholic Rspnsbl Invst Intl Sm-Cp Ins: Class Inst Investment Adviser: Christian Brothers Inv Srvc Inc SubAdviser: Lazard Asset Management LLC;Parametric Portfolio Associates LLC;Mercer Investments LLC;Allspring Global Investments, LLC	1.15	*	7.72
06-6R3	Foreign Blend	Catholic Rspnsbl Invstmnts Intl Eq Inv: Class Inv Investment Adviser: Christian Brothers Inv Srvc Inc SubAdviser: Causeway Capital Management LLC;Principal Global Investors LLC;WCM Investment Management;Mercer Investments LLC	0.95		6.36
06-6R4	Small Cap Blend	Catholic Rspnsbl Invstmnts Small-Cap Ins: Class Inst Investment Adviser: Rhumbline Advisers SubAdviser: Rhumbline Advisers;Mercer Investments LLC	0.28		8.14
06-3G6	Large Cap Blend	ClearBridge Appreciation IS: Class Inst Investment Adviser: ClearBridge Investments, LLC. SubAdviser: ClearBridge Investments, LLC	0.57		22.87	12.98	12.17
06-3XJ	Foreign Growth	ClearBridge International Growth IS: Class Inst Investment Adviser: ClearBridge Investments, LLC.	0.70		7.57	4.79
06-GJT	Foreign Value	ClearBridge International Value IS: Class Inst Investment Adviser: ClearBridge Investments, LLC. SubAdviser: ClearBridge Investments, LLC	0.84	*	2.73	4.34	3.17
06-GJW	Large Cap Growth	ClearBridge Large Cap Growth IS: Class Inst Investment Adviser: ClearBridge Investments, LLC. SubAdviser: ClearBridge Investments, LLC	0.66		28.11	14.94	14.62
06-47N	Mid Cap Blend	ClearBridge Mid Cap I: Class Inst** Investment Adviser: ClearBridge Investments, LLC. SubAdviser: ClearBridge Investments, LLC	0.86	*	10.15	7.14	7.57
06-6TR	Mid Cap Blend	ClearBridge Mid Cap IS: Class Inst Investment Adviser: ClearBridge Investments, LLC. SubAdviser: ClearBridge Investments, LLC	0.76	*	10.27	7.24	7.68
06-6NT	Mid Cap Growth	ClearBridge Select IS: Class Inst Investment Adviser: ClearBridge Investments, LLC. SubAdviser: ClearBridge Investments, LLC	0.98		21.54	14.10	14.81

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-64M	Small Cap Growth	ClearBridge Small Cap Growth IS: Class Inst Investment Adviser: ClearBridge Investments, LLC. SubAdviser: ClearBridge Investments, LLC	0.78		4.49	5.68	8.25
06-3XF	Large Cap Blend	ClearBridge Sustainability Leaders IS: Class Inst Investment Adviser: ClearBridge Investments, LLC. SubAdviser: ClearBridge Investments, LLC	0.75	*	14.41	12.35
06-6PK	World Stock	Cohen & Steers Preferred Sec & Inc Z: Class Inst Investment Adviser: Cohen & Steers Capital Management, Inc.	0.79		10.45	2.59	4.71
06-3KT	Specialty	Cohen & Steers Real Estate Securities Z: Class Inst Investment Adviser: Cohen & Steers Capital Management, Inc.	0.75		6.79	4.52	7.07
06-3KV	Specialty	Cohen & Steers Realty Shares L: Class Other Investment Adviser: Cohen & Steers Capital Management, Inc.	0.88	*	6.50	4.51	6.55
06-CWF	Foreign Small/Mid Eqty	Columbia Acorn International Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.89	*	-4.75	-0.30	3.27
06-66M	Balanced	Columbia Capital Alloc Mod Agrsv Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.67		13.33	7.09	7.31
06-66P	Balanced	Columbia Capital Allocation Agrsv Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.70		15.81	8.60	8.46
06-66J	Balanced	Columbia Capital Allocation Mod Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.63		10.59	5.49	6.02
06-46K	Large Cap Blend	Columbia Contrarian Core Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.62		23.51	15.20	12.92
06-4FK	Large Cap Value	Columbia Dividend Income Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.54		15.18	10.58	10.90
06-CWG	Emerging Market Bond	Columbia Emerging Markets Bond Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.70		6.31	0.92	3.20
06-67R	Large Cap Growth	Columbia Integrated Large Cap Gr Ins 3: Class Retirement Investment Adviser: Columbia Threadneedle Investments	0.44	*	32.03	17.93
06-FTP	Foreign Value	Columbia Overseas Value Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.78	*	4.91	4.96
06-FTT	Intermediate Term Bond	Columbia Quality Income Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.49	*	1.90	-1.19	1.02
06-4GF	Large Cap Growth	Columbia Select Large Cap Growth Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.64	*	16.13	12.32	12.14

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-4GG	Large Cap Value	Columbia Select Large Cap Value Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.42	*	12.98	9.92	9.46
06-64W	Mid Cap Value	Columbia Select Mid Cap Value Instl 3: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.77		13.31	10.06	8.66
06-6PN	Specialty	Columbia Seligman Global Tech Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.91	*	26.76	20.91
06-FTR	Specialty	Columbia Seligman Tech & Info Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.85		27.22	20.72
06-4YY	Small Cap Value	Columbia Small Cap Value I Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.82	*	9.07	11.23	9.26
06-6RP	Small Cap Growth	Columbia Small Cap Growth Inst3: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.85		24.45	10.65	13.30
06-3YK	Diversified Emerging Markets	Macquarie Emerging Markets R6: Class Retirement Investment Adviser: Macquarie Asset Management SubAdviser: Macquarie Investment Management Global Limited	1.05	*	6.61	2.05
06-CXY	Balanced	Macquarie Balanced Fund Class R6: Class Retirement Investment Adviser: Macquarie Investment Management SubAdviser: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	0.72	*	16.12	8.81	7.59
06-6XP	World Bond	Macquarie Global Bond Fund Class R6: Class Retirement Investment Adviser: Waddell & Reed Investment Management Co SubAdviser: Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	0.59	*	3.21	1.59	2.54
06-GMF	High Yield Bond	Macquarie High Income Fund Class R6: Class Retirement Investment Adviser: Ivy Investment Management Company SubAdviser: Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	0.63	*	6.28	3.79	4.50
06-3VY	Mid Cap Growth	Macquarie Mid Cap Growth R6: Class Retirement Investment Adviser: Macquarie Asset Management SubAdviser: Macquarie Investment Management Global Limited	0.68	*	2.55	8.38	10.30

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-GMG	Specialty	Macquarie Science and Technology R6: Class Retirement Investment Adviser: Macquarie Asset Management SubAdviser: Macquarie Investment Management Global Limited	0.84		31.80	14.81	14.26
06-FNR	Small Cap Blend	Macquarie Smid Cap Core Fund R6: Class Retirement Investment Adviser: Macquarie Asset Management SubAdviser: Macquarie Investment Management Global Limited	0.77	*	14.98	8.43	8.85
06-3XY	Diversified Emerging Markets	Macquarie Systematic Em Mkts Eq R6: Class Retirement Investment Adviser: Macquarie Asset Management SubAdviser: Macquarie Investment Management Global Limited	0.65	*	8.12	2.64	4.73
06-3GP	Small Cap Blend	Macquarie Small Cap Core R6: Class Retirement Investment Adviser: Macquarie Asset Management SubAdviser: Macquarie Investment Management Global Limited	0.72		10.41	8.61
06-3CN	Small Cap Value	Macquarie Small Cap Value R6: Class Retirement Investment Adviser: Macquarie Asset Management SubAdviser: Macquarie Investment Management Global Limited	0.71		11.32	7.39
06-GKJ	Specialty	DFA Commodity Strategy Institutional: Class Inst Investment Adviser: Dimensional Fund Advisors LP SubAdviser: Dimensional Fund Advisors Ltd;DFA Australia Limited	0.32		5.91	6.22	1.44
06-3CV	Diversified Emerging Markets	DFA Em Mkts Sustnby Cor 1 Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP SubAdviser: Dimensional Fund Advisors Ltd;DFA Australia Limited	0.42	*	6.66	2.79
06-3F9	Diversified Emerging Markets	DFA Emerging Markets Core Equity I: Class Inst Investment Adviser: Dimensional Fund Advisors LP SubAdviser: Dimensional Fund Advisors Ltd;DFA Australia Limited	0.40		7.32	4.53	4.84
06-CWJ	Diversified Emerging Markets	DFA Emerging Markets I: Class Inst Investment Adviser: DFA Australia Limited SubAdviser: Dimensional Fund Advisors Ltd;DFA Australia Limited	0.36	*	6.90	3.25	4.24
06-6MG	Diversified Emerging Markets	DFA Emerging Markets Value I: Class Inst Investment Adviser: Dimensional Fund Advisors LP SubAdviser: Dimensional Fund Advisors Ltd;DFA Australia Limited	0.44	*	6.17	4.98	4.83
06-3C4	World Bond	DFA Five-Year Global Fixed-Income I: Class Inst Investment Adviser: Dimensional Fund Advisors LP SubAdviser: Dimensional Fund Advisors Ltd;DFA Australia Limited	0.21		5.37	0.75	1.46
06-CWK	Balanced	DFA Global Allocation 25/75 I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.24	*	7.43	4.04	3.90

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-CWM	Balanced	DFA Global Allocation 60/40 I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.25	*	11.32	7.26	6.74
06-CWN	World Stock	DFA Global Equity I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.26	*	15.71	10.67	9.59
06-3CW	Specialty	DFA Global Real Estate Securities Port: Class Inst Investment Adviser: Dimensional Fund Advisors LP SubAdviser: Dimensional Fund Advisors Ltd;DFA Australia Limited	0.22	*	1.93	0.74	3.95
06-GKK	Inflation-Protec Bond	DFA Inflation-Protected Securities I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.11		2.01	1.86	2.29
06-4FV	Int Government Bond	DFA Intermediate Govt Fixed-Income I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.12		0.46	-0.72	0.94
06-4NH	Intermediate Term Bond	DFA Intermediate-Term Extnd Qlty I: Class Inst Investment Adviser: Dimensional Fund Advisors LP SubAdviser: Dimensional Fund Advisors Ltd;DFA Australia Limited	0.20	*	2.89	0.39	2.33
06-CWP	Foreign Blend	DFA International Core Equity I: Class Inst Investment Adviser: Dimensional Fund Advisors LP SubAdviser: Dimensional Fund Advisors Ltd;DFA Australia Limited	0.23		3.99	5.33	5.78
06-CWR	Foreign Small/Mid Eqty	DFA International Small Company I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.39		3.77	4.20	6.02
06-6MH	Foreign Value	DFA International Value I: Class Inst Investment Adviser: Dimensional Fund Advisors LP SubAdviser: Dimensional Fund Advisors Ltd;DFA Australia Limited	0.28	*	6.88	7.13	5.60
06-3C7	Foreign Blend	DFA Intl Sustainability Core 1: Class Inst Investment Adviser: Dimensional Fund Advisors LP SubAdviser: Dimensional Fund Advisors Ltd;DFA Australia Limited	0.24		5.00	5.06	5.77
06-CWT	Intermediate Term Bond	DFA Investment Grade I: Class Inst Investment Adviser: Dimensional Fund Advisors LP SubAdviser: Dimensional Fund Advisors Ltd;DFA Australia Limited	0.19		1.81	0.24	1.81
06-6HT	Foreign Blend	DFA Large Cap International I: Class Inst Investment Adviser: Dimensional Fund Advisors LP SubAdviser: Dimensional Fund Advisors Ltd;DFA Australia Limited	0.17		4.56	5.51	5.58
06-CWV	Specialty	DFA Real Estate Securities I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.18	*	5.52	3.47	5.72

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-4NG	Short Term Bond	DFA Short-Term Extended Quality I: Class Inst** Investment Adviser: Dimensional Fund Advisors LP SubAdviser: Dimensional Fund Advisors Ltd;DFA Australia Limited	0.18		5.50	1.40	1.80
06-4NF	Large Cap Blend	DFA US Core Equity 1 I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.15		21.35	13.49	11.96
06-CWW	Large Cap Growth	DFA US Large Cap Growth Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.18		23.83	15.08	13.84
06-3C3	Large Cap Value	DFA US Large Cap Value I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.23	*	12.75	8.55	8.59
06-CWX	Large Cap Blend	DFA US Large Company I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.08	*	24.91	14.46	13.04
06-3YM	Small Cap Blend	DFA US Micro Cap I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.41		11.42	10.35	8.92
06-CWY	Small Cap Growth	DFA US Small Cap Growth Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.32		13.85	11.27	9.71
06-GFK	Small Cap Blend	DFA US Small Cap I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.27	*	11.49	10.49	8.78
06-4NC	Small Cap Value	DFA US Small Cap Value I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.31		9.57	12.44	8.61
06-6Y7	Large Cap Blend	DFA US Social Core Equity 2 Portfolio: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.22		22.08	13.30	11.33
06-3C6	Large Cap Blend	DFA US Sustainability Core 1: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.17		23.18	14.45	12.73
06-CXC	Small Cap Value	DFA US Targeted Value I: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.29	*	9.33	12.37	9.16
06-CXF	World Bond	DFA World ex US Government Fxd Inc I: Class Inst Investment Adviser: Dimensional Fund Advisors LP SubAdviser: Dimensional Fund Advisors Ltd;DFA Australia Limited	0.20		1.59	-1.68	1.24
06-6YT	Intermediate Term Bond	Diamond Hill Core Bond Y: Class Inst Investment Adviser: Diamond Hill Capital Management Inc	0.35		3.53	0.86
06-3PK	Mgd Asset Allocation	Dimensional 2010 Target Dt Rtr Inc Instl: Class Inst*** Investment Adviser: Dimensional Fund Advisors LP	0.18	*	5.75	4.24

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-3PM	Mgd Asset Allocation	Dimensional 2015 Target Dt Rtr Inc Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.17	*	5.48	4.04
06-3PN	Mgd Asset Allocation	Dimensional 2020 Target Dt Rtr Inc Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.18	*	4.53	3.46
06-3PP	Mgd Asset Allocation	Dimensional 2025 Target Dt Rtr Inc Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.16		3.86	3.14
06-3PR	Mgd Asset Allocation	Dimensional 2030 Target Dt Rtr Inc Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.17		5.13	3.92
06-3PT	Mgd Asset Allocation	Dimensional 2035 Target Dt Rtr Inc Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.18		7.31	5.25
06-3PV	Mgd Asset Allocation	Dimensional 2040 Target Dt Rtr Inc Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.19		11.11	7.34
06-3PW	Mgd Asset Allocation	Dimensional 2045 Target Dt Rtr Inc Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.20	*	15.44	9.82
06-3PX	Mgd Asset Allocation	Dimensional 2050 Target Dt Rtr Inc Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.21	*	17.05	10.67
06-3PY	Mgd Asset Allocation	Dimensional 2055 Target Dt Rtr Inc Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.22	*	17.19	10.70
06-3R3	Mgd Asset Allocation	Dimensional 2060 Target Dt Rtr Inc Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.22	*	17.10	10.67
06-3R4	Mgd Asset Allocation	Dimensional Retirement Income Instl: Class Inst Investment Adviser: Dimensional Fund Advisors LP	0.18	*	6.20	3.91
06-6RK	Intermediate Term Bond	Dodge & Cox Income X: Class Other Investment Adviser: Dodge & Cox	0.33	*	2.34
06-6Y6	Foreign Value	Dodge & Cox International Stock X: Class Other Investment Adviser: Dodge & Cox	0.52	*	3.90
06-6MT	Large Cap Value	Dodge & Cox Stock X: Class Other Investment Adviser: Dodge & Cox	0.41	*	14.62
06-6J4	Diversified Emerging Markets	Driehaus Emerging Markets Growth Instl: Class Inst Investment Adviser: Driehaus Capital Management LLC	1.09		7.69	3.18
06-3VJ	Diversified Emerging Markets	DWS Emerging Markets Equity R6: Class Retirement Investment Adviser: DWS Americas SubAdviser: DWS International GmbH	0.92	*	7.63	-1.17

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-6M6	World Allocation	DWS RREEF Real Assets R6: Class Retirement Investment Adviser: DWS Americas SubAdviser: RREEF America L.L.C.	0.90	*	5.56	4.74	4.71
06-CWH	Specialty	DWS RREEF Real Estate Securities R6: Class Retirement Investment Adviser: DWS Americas SubAdviser: RREEF America L.L.C.	0.54		6.24	3.44	5.78
06-6MK	Cash	Federated Hermes Govt Obl Premier: Class Inst** Investment Adviser: Federated Hermes, Inc.	0.15	*	5.19	2.42
06-6GY	Intermediate Term Bond	Federated Hermes Total Return Bond R6: Class Retirement Investment Adviser: Federated Hermes, Inc.	0.38	*	1.90	0.61
06-4NJ	Intermediate Term Bond	Federated Hermes Corporate Bond R6: Class Retirement Investment Adviser: Federated Hermes, Inc.	0.59	*	2.67	0.74
06-3GV	High Yield Bond	Federated Hermes Instl High Yield Bd R6: Class Retirement Investment Adviser: Federated Hermes, Inc.	0.49	*	6.50	3.45
06-GKN	Foreign Blend	Federated Hermes Intl Leaders R6: Class Retirement Investment Adviser: Federated Hermes, Inc.	0.74	*	-0.90	5.25	4.80
06-CXG	Large Cap Growth	Federated Hermes Kaufmann Large Cap R6: Class Retirement Investment Adviser: Federated Hermes, Inc.	0.78	*	24.71	11.24	12.16
06-4PW	Small Cap Growth	Federated Hermes Kaufmann Small Cap IS: Class Inst Investment Adviser: Federated Hermes, Inc.	0.90	*	9.35	5.16
06-3MG	Small Cap Blend	Federated Hermes MDT Small Cap Core R6: Class Retirement Investment Adviser: Federated Hermes, Inc.	0.88		14.83	10.17
06-FTX	Small Cap Growth	Federated Hermes MDT Small Cap Growth R6: Class Retirement Investment Adviser: Federated Hermes, Inc.	0.88	*	15.62	8.69
06-GKM	High Yield Bond	Federated Hermes Opportunistic HY Bd R6: Class Retirement Investment Adviser: Federated Hermes, Inc.	0.72	*	6.69	4.25
06-3HR	Large Cap Blend	Fidelity 500 Index: Class Other Investment Adviser: Geode Capital Management, LLC SubAdviser: Geode Capital Management, LLC	0.02		25.00	14.51	13.09
06-6XJ	Mgd Asset Allocation	Fidelity Freedom Blend 2010 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.21		5.33	3.19
06-6XK	Mgd Asset Allocation	Fidelity Freedom Blend 2015 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.22		6.23	3.89

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-6WG	Mgd Asset Allocation	Fidelity Freedom Blend 2020 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.23	7.20	4.56
06-6XF	Mgd Asset Allocation	Fidelity Freedom Blend 2025 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.25	8.07	5.19
06-6WY	Mgd Asset Allocation	Fidelity Freedom Blend 2030 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.26	9.12	6.01
06-6X4	Mgd Asset Allocation	Fidelity Freedom Blend 2035 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.28	10.88	7.39
06-6XM	Mgd Asset Allocation	Fidelity Freedom Blend 2040 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.29	12.96	8.65
06-6X6	Mgd Asset Allocation	Fidelity Freedom Blend 2045 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.30	13.77	8.88
06-6XG	Mgd Asset Allocation	Fidelity Freedom Blend 2050 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.30	13.78	8.90
06-6XN	Mgd Asset Allocation	Fidelity Freedom Blend 2055 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.30	13.77	8.88
06-6X7	Mgd Asset Allocation	Fidelity Freedom Blend 2060 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.30	13.83	8.90
06-6XH	Mgd Asset Allocation	Fidelity Freedom Blend 2065 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.30	13.76	8.89
06-6WX	Mgd Asset Allocation	Fidelity Freedom Blend Inc K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.21	4.41	2.30
06-GHM	Mgd Asset Allocation	Fidelity Advisor Freedom 2010 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.25	5.45	3.33
06-GHN	Mgd Asset Allocation	Fidelity Advisor Freedom 2015 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.26	6.41	4.00
06-GHP	Mgd Asset Allocation	Fidelity Advisor Freedom 2020 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.29	7.44	4.67
06-GHR	Mgd Asset Allocation	Fidelity Advisor Freedom 2025 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.34	8.27	5.26
06-GHT	Mgd Asset Allocation	Fidelity Advisor Freedom 2030 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.37	9.31	6.06
06-GHV	Mgd Asset Allocation	Fidelity Advisor Freedom 2035 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.41	11.03	7.38
06-GHW	Mgd Asset Allocation	Fidelity Advisor Freedom 2040 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.45	13.20	8.59
APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-GHX	Mgd Asset Allocation	Fidelity Advisor Freedom 2045 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.46	13.99	8.85
06-GHY	Mgd Asset Allocation	Fidelity Advisor Freedom 2050 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.46	13.95	8.84
06-GJC	Mgd Asset Allocation	Fidelity Advisor Freedom 2055 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.46	13.99	8.85
06-GJF	Mgd Asset Allocation	Fidelity Advisor Freedom 2060 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.46	13.97	8.84
06-63Y	Mgd Asset Allocation	Fidelity Advisor Freedom 2065 K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.46	13.97	8.81
06-GJG	Mgd Asset Allocation	Fidelity Advisor Freedom Income K6: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC	0.24	4.42	2.43
06-FVF	Balanced	Fidelity Advisor® BalancedZ: Class Inst Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd	0.39
06-4N6	Foreign Growth	Fidelity Advisor China Region Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd	0.77	23.35	3.78
06-FVG	Foreign Growth	Fidelity Advisor Diversified Intl Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd	0.73	6.61	5.36	6.34
06-FVH	Large Cap Blend	Fidelity Advisor Diversified Stock Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd	0.44	27.81	16.56	13.19
APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-4RH	Large Cap Growth	Fidelity Advisor Growth Opps Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	0.37		39.23	18.87	18.52
06-4G3	Specialty	Fidelity Advisor Industrials Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	0.59		23.50	12.26
06-FVJ	Foreign Growth	Fidelity Advisor Intl Cap App Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd	0.75		8.15	6.94
06-4G4	Specialty	Fidelity Advisor Intl Real Estate Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA); FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd	0.77		-9.42	-3.83
06-4XH	Foreign Small/Mid Eqty	Fidelity Advisor Intl Small Cap Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd	0.92		0.16	4.60
06-6JF	Intermediate Term Bond	Fidelity Advisor Investment Gr Bd Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	0.36	*	1.66	0.51
06-3HN	Mid Cap Value	Fidelity Advisor Mid Cap Value Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	0.76		14.52	11.30

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-6YV	Balanced	Fidelity Advisor Multi-Asset Income Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	0.74		9.93	8.08
06-FVK	Large Cap Growth	Fidelity Advisor New Insights Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	0.53		35.40	15.79	13.82
06-4TT	Small Cap Value	Fidelity Advisor Small Cap Value Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	0.89		9.39	11.55
06-4N4	Specialty	Fidelity Advisor Technology Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	0.56		35.54	23.88
06-FVM	Intermediate Term Bond	Fidelity Advisor Total Bond Z: Class Inst Investment Adviser: Fidelity Institutional Asset Management SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA); FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd	0.36	*	2.56	1.00	2.37
06-6PM	Mid Cap Value	Fidelity Advisor Value Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd	0.75	*	10.58	12.40
06-6FN	Large Cap Growth	Fidelity Blue Chip Growth K6: Class Retirement Investment Adviser: Fidelity Management Trust Company SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	0.45		38.14	21.78

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-6HR	Large Cap Growth	Fidelity Contrafund K6: Class Retirement Investment Adviser: Fidelity Management Trust Company SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	0.45	35.37	17.14
06-67W	Mgd Asset Allocation	Fidelity Freedom Index Income Premier: Class Other*** Investment Adviser: Fidelity Management & Research Company LLC	0.05	4.97
06-49Y	Mgd Asset Allocation	Fidelity Freedom Index 2010 Investor: Class Inv*** Investment Adviser: Fidelity Management & Research Company LLC	0.12	5.70	3.22	4.28
06-4C4	Mgd Asset Allocation	Fidelity Freedom Index 2015 Investor: Class Inv*** Investment Adviser: Fidelity Management & Research Company LLC	0.12	6.73	3.88	4.96
06-4C6	Mgd Asset Allocation	Fidelity Freedom Index 2020 Investor: Class Inv*** Investment Adviser: Fidelity Management & Research Company LLC	0.12	7.68	4.51	5.51
06-4C7	Mgd Asset Allocation	Fidelity Freedom Index 2025 Investor: Class Inv*** Investment Adviser: Fidelity Management & Research Company LLC	0.12	8.50	5.10	6.03
06-4C9	Mgd Asset Allocation	Fidelity Freedom Index 2030 Investor: Class Inv*** Investment Adviser: Fidelity Management & Research Company LLC	0.12	9.51	5.84	6.85
06-4CC	Mgd Asset Allocation	Fidelity Freedom Index 2035 Investor: Class Inv*** Investment Adviser: Fidelity Management & Research Company LLC	0.12	11.23	7.14	7.87
06-4CF	Mgd Asset Allocation	Fidelity Freedom Index 2040 Investor: Class Inv*** Investment Adviser: Fidelity Management & Research Company LLC	0.12	13.33	8.35	8.54
06-4CG	Mgd Asset Allocation	Fidelity Freedom Index 2045 Investor: Class Inv*** Investment Adviser: Fidelity Management & Research Company LLC	0.12	14.16	8.60	8.66
06-4CH	Mgd Asset Allocation	Fidelity Freedom Index 2050 Investor: Class Inv*** Investment Adviser: Fidelity Management & Research Company LLC	0.12	14.17	8.60	8.67
06-4CJ	Mgd Asset Allocation	Fidelity Freedom Index 2055 Investor: Class Inv*** Investment Adviser: Fidelity Management & Research Company LLC	0.12	14.16	8.61	8.66
06-4CK	Mgd Asset Allocation	Fidelity Freedom Index 2060 Investor: Class Inv*** Investment Adviser: Fidelity Management & Research Company LLC	0.12	14.17	8.60	8.66
06-4F3	Mgd Asset Allocation	Fidelity Freedom Index 2065 Investor: Class Inv*** Investment Adviser: Fidelity Management & Research Company LLC	0.13	14.11	8.59
06-4F4	Mgd Asset Allocation	Fidelity Freedom Index Income Investor: Class Inv*** Investment Adviser: Fidelity Management & Research Company LLC	0.12	4.96	2.42	3.15

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-6H7	Mgd Asset Allocation	Fidelity Freedom Index 2010 Instl Prem: Class Other Investment Adviser: Fidelity Management & Research Company LLC	0.08	5.83	3.27
06-67Y	Mgd Asset Allocation	Fidelity Freedom Index 2010 Premier: Class Other*** Investment Adviser: Fidelity Management & Research Company LLC	0.05	5.79
06-6H9	Mgd Asset Allocation	Fidelity Freedom Index 2015 Instl Prem: Class Other Investment Adviser: Fidelity Management & Research Company LLC	0.08	6.77	3.92
06-69C	Mgd Asset Allocation	Fidelity Freedom Index 2015 Premier: Class Other*** Investment Adviser: Fidelity Management & Research Company LLC	0.05	6.81
06-6HW	Mgd Asset Allocation	Fidelity Freedom Index 2020 Instl Prem: Class Other Investment Adviser: Fidelity Management & Research Company LLC	0.08	7.74	4.54
06-69F	Mgd Asset Allocation	Fidelity Freedom Index 2020 Premier: Class Other*** Investment Adviser: Fidelity Management & Research Company LLC	0.05	7.78
06-6HC	Mgd Asset Allocation	Fidelity Freedom Index 2025 Instl Prem: Class Other Investment Adviser: Fidelity Management & Research Company LLC	0.08	8.54	5.14
06-69G	Mgd Asset Allocation	Fidelity Freedom Index 2025 Premier: Class Other*** Investment Adviser: Fidelity Management & Research Company LLC	0.05	8.58
06-6HF	Mgd Asset Allocation	Fidelity Freedom Index 2030 Instl Prem: Class Other Investment Adviser: Fidelity Management & Research Company LLC	0.08	9.56	5.89
06-69H	Mgd Asset Allocation	Fidelity Freedom Index 2030 Premier: Class Other*** Investment Adviser: Fidelity Management & Research Company LLC	0.05	9.59
06-6HG	Mgd Asset Allocation	Fidelity Freedom Index 2035 Instl Prem: Class Other Investment Adviser: Fidelity Management & Research Company LLC	0.08	11.28	7.19
06-69J	Mgd Asset Allocation	Fidelity Freedom Index 2035 Premier: Class Other*** Investment Adviser: Fidelity Management & Research Company LLC	0.05	11.31
06-6HH	Mgd Asset Allocation	Fidelity Freedom Index 2040 Instl Prem: Class Other Investment Adviser: Fidelity Management & Research Company LLC	0.08	13.38	8.40
06-69K	Mgd Asset Allocation	Fidelity Freedom Index 2040 Premier: Class Other*** Investment Adviser: Fidelity Management & Research Company LLC	0.05	13.42
06-6HJ	Mgd Asset Allocation	Fidelity Freedom Index 2045 Instl Prem: Class Other Investment Adviser: Fidelity Management & Research Company LLC	0.08	14.20	8.65
06-69M	Mgd Asset Allocation	Fidelity Freedom Index 2045 Premier: Class Other*** Investment Adviser: Fidelity Management & Research Company LLC	0.05	14.23
06-6HK	Mgd Asset Allocation	Fidelity Freedom Index 2050 Instl Prem: Class Other Investment Adviser: Fidelity Management & Research Company LLC	0.08	14.22	8.66

*** The Fund is closed to new Contracts.
APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-69N	Mgd Asset Allocation	Fidelity Freedom Index 2050 Premier: Class Other*** Investment Adviser: Fidelity Management & Research Company LLC	0.05	14.21
06-6HM	Mgd Asset Allocation	Fidelity Freedom Index 2055 Instl Prem: Class Other Investment Adviser: Fidelity Management & Research Company LLC	0.08	14.20	8.64
06-69P	Mgd Asset Allocation	Fidelity Freedom Index 2055 Premier: Class Other*** Investment Adviser: Fidelity Management & Research Company LLC	0.05	14.23
06-6HN	Mgd Asset Allocation	Fidelity Freedom Index 2060 Instl Prem: Class Other Investment Adviser: Fidelity Management & Research Company LLC	0.08	14.22	8.64
06-69R	Mgd Asset Allocation	Fidelity Freedom Index 2060 Premier: Class Other*** Investment Adviser: Fidelity Management & Research Company LLC	0.05	14.25
06-6HP	Mgd Asset Allocation	Fidelity Freedom Index 2065 Instl Prem: Class Other Investment Adviser: Fidelity Management & Research Company LLC	0.09	14.24	8.64
06-69T	Mgd Asset Allocation	Fidelity Freedom Index 2065 Premier: Class Other*** Investment Adviser: Fidelity Management & Research Company LLC	0.06	14.27
06-6H6	Mgd Asset Allocation	Fidelity Freedom Index Inc Instl Prem: Class Other Investment Adviser: Fidelity Management & Research Company LLC	0.08	5.01	2.47
06-3WN	Diversified Emerging Markets	Fidelity Emerging Markets Idx: Class No Load Investment Adviser: Geode Capital Management, LLC SubAdviser: Geode Capital Management, LLC	0.08	6.80	1.32	3.35
06-6WW	Diversified Emerging Markets	Fidelity Emerging Markets K: Class Retirement Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd	0.74	7.26	3.88	6.24
06-3WJ	Mid Cap Blend	Fidelity Extended Market Index: Class No Load Investment Adviser: Geode Capital Management, LLC SubAdviser: Geode Capital Management, LLC	0.04	16.98	9.90	9.46
06-3WK	Inflation-Protec Bond	Fidelity Inflation-Prot Bd Index: Class No Load Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	0.05	2.01	1.81	2.18
06-3HX	Foreign Blend	Fidelity International Index: Class No Load Investment Adviser: Geode Capital Management, LLC SubAdviser: Geode Capital Management, LLC	0.04	3.71	4.87	5.38

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-4H6	Foreign Blend	Fidelity Intl Sustainability Idx: Class No Load Investment Adviser: Geode Capital Management, LLC SubAdviser: Geode Capital Management, LLC	0.20		5.68	3.64
06-6PP	Cash	Fidelity Inv MM Government Instl: Class Inst** Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	0.14	*	5.21	2.41	1.70
06-4RK	Large Cap Growth	Fidelity Large Cap Growth Idx: Class No Load Investment Adviser: Geode Capital Management, LLC SubAdviser: Geode Capital Management, LLC	0.04		33.26	18.94
06-4RJ	Large Cap Value	Fidelity Large Cap Value Index: Class No Load Investment Adviser: Geode Capital Management, LLC SubAdviser: Geode Capital Management, LLC	0.04		14.35	8.68
06-3HW	Mid Cap Blend	Fidelity Mid Cap Index: Class No Load Investment Adviser: Geode Capital Management, LLC SubAdviser: Geode Capital Management, LLC	0.03		15.35	9.93	9.63
06-4N3	Balanced	Fidelity Multi-Asset Index: Class No Load Investment Adviser: Fidelity Management & Research Company LLC	0.11	*	13.12	8.52	8.57
06-3WP	Specialty	Fidelity Real Estate Index: Class No Load Investment Adviser: Geode Capital Management, LLC SubAdviser: Geode Capital Management, LLC	0.07		4.97	1.60	3.95
06-3HV	Small Cap Blend	Fidelity Small Cap Index: Class No Load Investment Adviser: Geode Capital Management, LLC SubAdviser: Geode Capital Management, LLC	0.03		11.69	7.50	7.96
06-4H4	Intermediate Term Bond	Fidelity Sustainability Bond Index: Class No Load Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	0.10		1.23	-0.41
06-3WH	Foreign Blend	Fidelity Total International Index: Class No Load Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: Geode Capital Management, LLC	0.06		4.99	4.11

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-3MR	Large Cap Blend	Fidelity Total Market Index: Class No Load Investment Adviser: Geode Capital Management, LLC SubAdviser: Geode Capital Management, LLC	0.02		23.88	13.80	12.50
06-3X3	Large Cap Blend	Fidelity U.S. Sustainability Index: Class No Load Investment Adviser: Geode Capital Management, LLC SubAdviser: Geode Capital Management, LLC	0.11		23.60	14.70
06-3HT	Intermediate Term Bond	Fidelity U.S. Bond Index: Class No Load Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	0.03		1.34	-0.31	1.33
06-3VC	World Allocation	First Eagle Global R6: Class Retirement Investment Adviser: First Eagle Investment Management, LLC	0.79		12.14	7.81
06-6NG	Specialty	First Eagle Gold R6: Class Retirement Investment Adviser: First Eagle Investment Management, LLC	0.83		10.70	7.16
06-3VF	Foreign Blend	First Eagle Overseas R6: Class Retirement Investment Adviser: First Eagle Investment Mgt, LLC	0.80		6.52	4.23
06-6MW	Small Cap Value	First Eagle Small Cap Opportunity R6: Class Retirement Investment Adviser: First Eagle Investment Mgt, LLC	1.01		6.49
06-3RY	Large Cap Growth	Franklin DynaTech R6: Class Retirement Investment Adviser: Franklin Templeton Investments	0.45		31.01	15.25	16.10
06-3T3	Large Cap Value	Franklin Equity Income R6: Class Retirement Investment Adviser: Franklin Templeton Investments	0.50	*	18.41	10.03	9.70
06-4PN	Large Cap Growth	Franklin Growth Opportunities R6: Class Retirement Investment Adviser: Franklin Templeton Investments	0.58		25.92	13.92	13.12
06-FXP	Large Cap Growth	Franklin Growth R6: Class Retirement Investment Adviser: Franklin Templeton Investments	0.46		18.23	12.77	12.77
06-GKR	Balanced	Franklin Income R6: Class Retirement Investment Adviser: Franklin Templeton Invts	0.41	*	7.32	6.35	5.77
06-3T4	Foreign Growth	Franklin Intl Growth R6: Class Retirement Investment Adviser: Franklin Templeton Investments	0.76	*	0.75	1.39	5.90
06-3TN	Balanced	Franklin Managed Income R6: Class Retirement Investment Adviser: Franklin Templeton Invts	0.59	*	5.13	5.25	5.98
06-FXR	World Stock	Franklin Mutual Global Discovery R6: Class Retirement Investment Adviser: Franklin Templeton Invts	0.89		4.92	6.73	6.38

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-3T6	World Allocation	Franklin Mutual Quest R6: Class Retirement Investment Adviser: Franklin Templeton Invts	0.75	*	8.86	4.21	4.25
06-4PG	Specialty	Franklin Real Estate Securities R6: Class Retirement Investment Adviser: Franklin Templeton Invts	0.64	*	3.93	3.29	4.93
06-3T7	Large Cap Blend	Franklin Rising Dividends R6: Class Retirement Investment Adviser: Franklin Templeton Investments	0.52	*	11.18	10.71	10.71
06-3T9	Small Cap Growth	Franklin Small Cap Growth R6: Class Retirement Investment Adviser: Franklin Templeton Investments	0.67	*	13.18	7.94	9.25
06-GKT	Small Cap Value	Franklin Small Cap Value R6: Class Retirement*** Investment Adviser: Franklin Templeton Investments	0.60	*	11.75	8.77	8.52
06-3TC	Mid Cap Growth	Franklin Small-Mid Cap Growth R6: Class Retirement Investment Adviser: Franklin Templeton Investments	0.50	*	11.76	10.39	10.11
06-CXH	Multisector Bond	Franklin Core Plus Bond Fund R6: Class Retirement Investment Adviser: Franklin Templeton Investments	0.50	*	3.65	1.45	2.32
06-3RV	Int Government Bond	Franklin US Government Secs R6: Class Retirement Investment Adviser: Franklin Templeton Invts	0.51	*	0.86	-0.72	0.59
06-FNP	Specialty	Franklin Utilities R6: Class Retirement Investment Adviser: Franklin Templeton Invts	0.50	*	27.82	7.62	8.66
06-GKV	Short Term Bond	Frost Credit Institutional: Class Inst Investment Adviser: Frost Investment Advisors, LLC	0.70		8.25	4.57	4.69
06-GKW	Large Cap Growth	Frost Growth Equity Inst: Class Inst Investment Adviser: Frost Investment Advisors, LLC	0.67		29.97	16.49	15.23
06-GKX	Short Term Bond	Frost Total Return Bond Inst: Class Inst Investment Adviser: Frost Investment Advisors, LLC	0.46		6.43	3.23	3.24
06-4PV	Intermediate Term Bond	Goldman Sachs Core Fixed Income R6: Class Retirement Investment Adviser: Goldman Sachs Asset Management B.V.	0.38	*	1.50	0.03
06-3GG	Diversified Emerging Markets	Goldman Sachs Emerging Markets Eq R6: Class Retirement Investment Adviser: Goldman Sachs Asset Management B.V.	1.02	*	9.16	0.81
06-CXJ	Cash	Goldman Sachs FS Government R6: Class Retirement** Investment Adviser: Goldman Sachs Asset Management, L.P.	0.18		5.18	2.42
06-CXM	Foreign Blend	Goldman Sachs Intl Eq Insghts R6: Class Retirement Investment Adviser: Goldman Sachs Asset Management, L.P.	0.81	*	6.27	5.66
06-6YX	Foreign Value	Goldman Sachs International Eq Inc R6: Class Retirement Investment Adviser: Goldman Sachs Asset Management, L.P.	0.83	*	8.83	6.92

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-CXN	Large Cap Growth	Goldman Sachs Large Cap Gr Insghts R6: Class Retirement Investment Adviser: Goldman Sachs Asset Management, L.P.	0.55	*	36.41	17.73
06-CXP	Large Cap Value	Goldman Sachs Large Cp Val Insghts R6: Class Retirement Investment Adviser: Goldman Sachs Asset Management, L.P.	0.55	*	17.81	9.48
06-CXR	Mid Cap Blend	Goldman Sachs Mid Cap Value R6: Class Retirement Investment Adviser: Goldman Sachs Asset Management, L.P.	0.83		12.23	9.91
06-CXK	Mid Cap Growth	Goldman Sachs Mid Cap Growth R6: Class Retirement Investment Adviser: Goldman Sachs Asset Management, L.P.	0.85	*	20.53	11.32
06-46M	Small Cap Blend	Goldman Sachs Small Cap Eq Insghts R6: Class Retirement Investment Adviser: Goldman Sachs Asset Management B.V.	0.83	*	19.07	8.63
06-CXT	Small Cap Blend	Goldman Sachs Small Cap Value R6: Class Retirement Investment Adviser: Goldman Sachs Asset Management, L.P.	0.95	*	7.72	5.74
06-4NP	Mid Cap Growth	Goldman Sachs Small/Mid Cap Growth R6: Class Retirement Investment Adviser: Goldman Sachs Asset Management, L.P.	0.91		12.50	8.77
06-FXT	Large Cap Blend	Goldman Sachs US Equity Insights R6: Class Retirement Investment Adviser: Goldman Sachs Asset Management B.V.	0.56	*	28.86	14.52
06-6KG	Intermediate Term Bond	Guggenheim Macro Opportunities R6: Class Retirement Investment Adviser: Guggenheim Investments	0.93	*	7.75	4.36
06-6KF	Intermediate Term Bond	Guggenheim Total Return Bond R6: Class Retirement Investment Adviser: Guggenheim Investments	0.49	*	3.20	1.51
06-3MT	World Stock	GuideStone Funds Aggressive Allc Inv: Class Other Investment Adviser: GuideStone Capital Management, LLC SubAdviser: Parametric Portfolio Associates LLC	1.10		15.43	8.25	8.24
06-3MV	Balanced	GuideStone Funds Balanced Allc Inv: Class Other Investment Adviser: GuideStone Capital Management, LLC SubAdviser: Parametric Portfolio Associates LLC	0.97		8.32	3.98	4.64
06-3MW	Balanced	GuideStone Funds Conservative Allc Inv: Class Other Investment Adviser: GuideStone Capital Management, LLC SubAdviser: Parametric Portfolio Associates LLC	0.91		6.68	2.97	3.30
06-3MX	Balanced	GuideStone Funds Defensv Mkt Strats Inv: Class Other Investment Adviser: GuideStone Capital Management, LLC SubAdviser: Shenkman Capital Management Inc;Parametric Portfolio Associates LLC;PGIM Quantitative Solutions LLC;Wellington Management Company LLP;Neuberger Berman Investment Advisers LLC	0.95		11.34	6.13	7.30

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-3YV	Diversified Emerging Markets	GuideStone Funds Emerging Mkts Eq Instl: Class Inst Investment Adviser: GuideStone Capital Management, LLC SubAdviser: Goldman Sachs Asset Management, L.P.;Parametric Portfolio Associates LLC;Wellington Management Company LLP;AQR Capital Management LLC;RBC Global Asset Management (UK) Limited	1.07	*	8.23	2.53	3.08
06-3YW	Large Cap Blend	GuideStone Funds Equity Index Instl: Class Inst Investment Adviser: Legal & General Investment Management America Inc SubAdviser: Legal & General Investment Management America Inc	0.12		24.87	14.26	12.98
06-3YY	World Bond	GuideStone Funds Global Bond Instl: Class Inst Investment Adviser: GuideStone Capital Management, LLC SubAdviser: Loomis, Sayles & Company LP;Parametric Portfolio Associates LLC;Western Asset Management Company, LLC;Neuberger Berman Investment Advisers LLC	0.58		0.65	-1.00
06-43C	Specialty	GuideStone Funds Global Rl Est Secs Inst: Class Inst Investment Adviser: GuideStone Capital Management, LLC SubAdviser: Heitman Real Estate Securities LLC;RREEF America L.L.C.	0.90		3.09	1.17
06-3MY	Balanced	GuideStone Funds Growth Allocation Inv: Class Other Investment Adviser: GuideStone Capital Management, LLC SubAdviser: Parametric Portfolio Associates LLC	1.05		12.03	6.17	6.43
06-43F	Large Cap Growth	GuideStone Funds Growth Equity Instl: Class Inst Investment Adviser: GuideStone Capital Management, LLC SubAdviser: Loomis, Sayles & Company LP;J.P. Morgan Investment Management, Inc.;Sands Capital Management, LLC;Parametric Portfolio Associates LLC;William Blair Investment Management, LLC	0.65		30.39	14.18	13.88
06-43G	Foreign Blend	GuideStone Funds International Eq Instl: Class Inst Investment Adviser: GuideStone Capital Management, LLC SubAdviser: Altrinsic Global Advisors LLC;MFS Institutional Advisors Inc; Parametric Portfolio Associates LLC;WCM Investment Management; Wellington Management Company LLP;AQR Capital Management LLC	0.85		6.71	4.63	5.62
06-43H	Intermediate Term Bond	GuideStone Funds Medium-Dur Bd Instl: Class Inst Investment Adviser: GuideStone Capital Management, LLC SubAdviser: Loomis, Sayles & Company LP;Goldman Sachs Asset Management, L.P.;Guggenheim Partners Investment Mgmt LLC; Parametric Portfolio Associates LLC;Pacific Investment Management Company, LLC	0.42		1.86	-0.23	1.52

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-43J	Small Cap Blend	GuideStone Funds Small Cap Equity Instl: Class Inst Investment Adviser: GuideStone Capital Management, LLC SubAdviser: TimesSquare Capital Management, LLC;American Century Investment Management Inc;Jacobs Levy Equity Management, Inc.; Parametric Portfolio Associates LLC;Delaware Investments Fund Advisers	0.95		10.58	8.89	7.77
06-43M	Large Cap Value	GuideStone Funds Value Equity Instl: Class Inst Investment Adviser: GuideStone Capital Management, LLC SubAdviser: TCW Investment Management Co LLC;Parametric Portfolio Associates LLC;American Century Investment Management;Barrow Hanley Mewhinney & Strauss	0.66		16.12	9.47	8.52
06-49R	Large Cap Growth	Harbor Capital Appreciation Retirement: Class Retirement Investment Adviser: Jennison Associates LLC SubAdviser: Jennison Associates LLC	0.59	*	30.57	17.50
06-6JR	Intermediate Term Bond	Harbor Core Bond Retirement: Class Retirement Investment Adviser: Income Research & Management SubAdviser: Income Research & Management	0.26	*	1.64	0.02
06-49T	Mid Cap Value	Harbor Mid Cap Value Retirement: Class Retirement Investment Adviser: LSV Asset Management SubAdviser: LSV Asset Management	0.77	*	12.15	9.10
06-6Y4	Small Cap Growth	Harbor Small Cap Growth Retirement: Class Retirement Investment Adviser: Westfield Capital Management Company, L.P. SubAdviser: Westfield Capital Management Company, L.P.	0.80		9.46	8.69
06-3P9	Balanced	Hartford Balanced Income R6: Class Retirement Investment Adviser: Wellington Management Company LLP SubAdviser: Wellington Management Company LLP	0.56		6.56	4.55	5.88
06-3XH	World Stock	Hartford Climate Opportunities R6: Class Retirement Investment Adviser: Hartford Investment Management Co SubAdviser: Schroder Investment Management North America Ltd; Wellington Management Company LLP;Schroder Investment Management North America Inc.	0.69	*	6.91	9.67
06-3YJ	Large Cap Blend	Hartford Core Equity R6: Class Retirement Investment Adviser: Wellington Management Company LLP SubAdviser: Wellington Management Company	0.36		25.88	12.95
06-3NY	Large Cap Value	Hartford Dividend and Growth R6: Class Retirement Investment Adviser: Wellington Management Company LLP SubAdviser: Wellington Management Company	0.63		12.53	10.76	10.51

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-6W9	Large Cap Value	Hartford Equity Income R6: Class Retirement Investment Adviser: Wellington Management Company LLP SubAdviser: Wellington Management Company	0.65		10.14	9.15	9.37
06-3P4	Large Cap Growth	Hartford Growth Opportunities R6: Class Retirement Investment Adviser: Wellington Management Company LLP SubAdviser: Wellington Management Company	0.75		42.39	17.26	15.34
06-3WC	Foreign Growth	Hartford International Growth R6: Class Retirement Investment Adviser: Wellington Management Company LLP SubAdviser: Wellington Management Company LLP	0.85	*	8.33	3.65
06-3F7	Foreign Blend	Hartford International Opportunities R6: Class Retirement Investment Adviser: Wellington Management Company LLP SubAdviser: Wellington Management Company LLP	0.70		8.50	5.33	5.48
06-39T	Mid Cap Growth	Hartford MidCap R6: Class Retirement Investment Adviser: Wellington Management Company LLP SubAdviser: Wellington Management Company	0.75		6.24	4.95	8.30
06-3NX	Foreign Blend	Hartford Schroders International Stk SDR: Class Retirement Investment Adviser: Schroders Investment Mgt North America SubAdviser: Schroder Investment Management North America Ltd; Schroder Investment Management North America Inc.	0.69		7.45	7.35	7.22
06-3NW	Foreign Value	Hartford Schroders Intl Multi-Cp Val SDR: Class Retirement Investment Adviser: Schroders Investment Mgt North America SubAdviser: Schroder Investment Management North America Ltd; Schroder Investment Management North America Inc.	0.75		6.97	4.41	4.80
06-3P6	Intermediate Term Bond	Hartford Total Return Bond R6: Class Retirement Investment Adviser: Wellington Management Company LLP SubAdviser: Wellington Management Company	0.32		2.51	0.43	1.97
06-3P7	World Bond	Hartford World Bond R6: Class Retirement Investment Adviser: Wellington Management Company LLP SubAdviser: Wellington Management Company	0.63		4.11	1.09	1.82
06-4PM	Large Cap Value	Invesco Comstock R6: Class Retirement Investment Adviser: Invesco Advisers, Inc	0.45		15.47	11.91	9.91
06-3G7	Intermediate Term Bond	Invesco Core Plus Bond R6: Class Retirement Investment Adviser: Invesco Advisers, Inc	0.47	*	3.55	0.65	2.31
06-3W4	Intermediate Term Bond	Invesco Corporate Bond R6: Class Retirement Investment Adviser: Invesco Advisers, Inc	0.37		3.47	1.08	3.17

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-DDD	Diversified Emerging Markets	Invesco Developing Markets R6: Class Retirement Investment Adviser: Invesco Advisers, Inc	0.88		-0.98	-1.93	2.26
06-6XY	Small Cap Growth	Invesco Discovery R6: Class Retirement Investment Adviser: Invesco Advisers, Inc	0.65		22.99	11.74	12.40
06-3F3	Mid Cap Growth	Invesco Discovery Mid Cap Growth R6: Class Inst Investment Adviser: Invesco Advisers, Inc	0.67		24.55	10.40	11.66
06-CXV	Large Cap Value	Invesco Diversified Dividend R6: Class Retirement Investment Adviser: Invesco Advisers, Inc	0.47		13.48	7.97	8.07
06-46C	Large Cap Blend	Invesco Equally-Wtd S&P 500 R6: Class Retirement Investment Adviser: Invesco Advisers, Inc SubAdviser: Invesco Capital Management LLC	0.18		12.82	10.58	10.08
06-CXW	Foreign Growth	Invesco EQV International Equity R6: Class Retirement Investment Adviser: Invesco Advisers, Inc	0.86		0.70	3.24	4.38
06-4FY	Foreign Small/Mid Eqty	Invesco EQV Intl Small Company R6: Class Retirement Investment Adviser: Invesco Advisers, Inc	1.09	*	-2.12	5.67	5.50
06-FXV	Specialty	Invesco Floating Rate ESG R6: Class Retirement Investment Adviser: Invesco Advisers, Inc SubAdviser: Invesco Senior Secured Management Inc	0.77		7.93	5.10	4.58
06-FYW	World Stock	Invesco Global Opportunities R6: Class Retirement Investment Adviser: Invesco Advisers, Inc	0.77		-7.11	-2.03	6.38
06-FYV	World Stock	Invesco Global R6: Class Retirement Investment Adviser: Invesco Advisers, Inc.	0.72		16.67	9.65	10.06
06-34Y	Specialty	Invesco Gold & Special Minerals R6: Class Retirement Investment Adviser: Invesco Ltd (OFI / OppenheimerFunds)	0.69		13.47	6.16	8.90
06-FYX	World Bond	Invesco International Bond R6: Class Retirement Investment Adviser: Invesco Advisers, Inc	0.76		2.23	-1.08	1.23
06-FCC	Foreign Small/Mid Eqty	Invesco International Small-Mid Com R6: Class Retirement Investment Adviser: Invesco Advisers, Inc	0.99		-6.11	0.90	6.65
06-FNC	Foreign Growth	Invesco Oppenheimer International Gr R6: Class Retirement Investment Adviser: Invesco Advisers, Inc	0.73		-1.41	3.45	4.80
06-GCC	Specialty	Invesco Senior Floating Rate R6: Class Retirement Investment Adviser: Invesco Ltd (OFI / OppenheimerFunds) SubAdviser: Invesco Senior Secured Management Inc	0.75		8.84	4.94	4.16
06-CXX	Small Cap Growth	Invesco Small Cap Growth R6: Class Retirement Investment Adviser: Invesco Advisers, Inc	0.75		16.66	7.73	8.65

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-6PR	Small Cap Value	Invesco Small Cap Value R6: Class Retirement*** Investment Adviser: Invesco Advisers, Inc	0.72		25.00	19.77
06-6CH	Specialty	Invesco SteelPath MLP Income R6: Class Retirement Investment Adviser: OFI SteelPath, Inc.	6.24		25.41	16.61	5.52
06-6KP	Mid Cap Value	Invesco Value Opportunities R6: Class Retirement Investment Adviser: Invesco Advisers, Inc	0.69		30.56	17.22
06-3VK	Foreign Blend	iShares MSCI EAFE Intl Idx K: Class Retirement Investment Adviser: BlackRock Inc SubAdviser: BlackRock Fund Advisors	0.05		3.73	4.88	5.34
06-46N	Foreign Blend	iShares MSCI Total Intl Idx K: Class Retirement Investment Adviser: BlackRock Inc	0.12		5.37	3.91	4.72
06-46P	Large Cap Blend	iShares Russell 1000 Large-Cap Idx K: Class Retirement Investment Adviser: BlackRock Fund Advisors	0.07		24.44	14.22	12.79
06-3GR	Small Cap Blend	iShares Russell 2000 Small-Cap Idx K: Class Retirement Investment Adviser: BlackRock Inc SubAdviser: BlackRock Fund Advisors	0.07		11.47	7.43	7.86
06-3GM	Mid Cap Blend	iShares Russell Mid-Cap Index K: Class Retirement Investment Adviser: BlackRock Fund Advisors SubAdviser: BlackRock Fund Advisors	0.04		15.31	9.95
06-3G4	Large Cap Blend	iShares S&P 500 Index K: Class Retirement Investment Adviser: BlackRock Fund Advisors	0.03		24.94	14.49	13.07
06-3XR	Large Cap Blend	iShares Total US Stock Market Idx K: Class Retirement Investment Adviser: BlackRock Fund Advisors SubAdviser: BlackRock Fund Advisors	0.03		23.84	13.89
06-3VM	Intermediate Term Bond	iShares US Aggregate Bond Index K: Class Other Investment Adviser: BlackRock Fund Advisors	0.05		1.40	-0.32	1.30
06-CYC	Balanced	Janus Henderson Balanced N: Class N Investment Adviser: Janus Henderson Investors	0.57		15.50	8.40	8.76
06-4TJ	World Bond	Janus Henderson Developed World Bond N: Class N Investment Adviser: Janus Henderson Investors Ltd	0.57	*	1.14	-0.41
06-CYF	Mid Cap Growth	Janus Henderson Enterprise N: Class N Investment Adviser: Janus Henderson Investors	0.66		15.39	10.14	12.35
06-CYG	Intermediate Term Bond	Janus Henderson Flexible Bond N: Class N Investment Adviser: Janus Henderson Investors	0.40	*	2.10	0.56	1.80

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-3CM	Specialty	Janus Henderson Glb Tech and Innovt N: Class N Investment Adviser: Janus Henderson Investors	0.66		32.47	18.07
06-GMJ	Foreign Value	Janus Henderson Global Equity Income N: Class N Investment Adviser: Janus Henderson Investors Ltd	0.70		7.28	5.11
06-3WT	Specialty	Janus Henderson Global Life Sciences N: Class N Investment Adviser: Janus Henderson Investors	0.68		3.72	7.90
06-3GW	Multisector Bond	Janus Henderson Multi-Sector Income N: Class N Investment Adviser: Janus Henderson Investors	0.58	*	7.06	2.60	4.09
06-6CC	Foreign Blend	Janus Henderson Overseas N: Class N Investment Adviser: Janus Henderson Investors	0.80		6.04	7.34	5.63
06-FCH	Small Cap Value	Janus Henderson Small Cap Value N: Class N Investment Adviser: Janus Henderson Investors	0.99		6.43	4.59	6.73
06-CYH	Small Cap Growth	Janus Henderson Triton N: Class N Investment Adviser: Janus Henderson Investors	0.66		10.54	5.99	8.84
06-3P3	Small Cap Growth	Janus Henderson Venture N: Class N Investment Adviser: Janus Henderson Investors	0.67		14.14	7.44	8.82
06-3GN	Mgd Asset Allocation	JHancock 2010 Lifetime Blend Ptf R6: Class Retirement Investment Adviser: John Hancock Investment Management LLC SubAdviser: Manulife Investment Management (US) LLC	0.37	*	6.30	3.85	4.68
06-3H3	Mgd Asset Allocation	JHancock 2015 Lifetime Blend Ptf R6: Class Retirement Investment Adviser: John Hancock Investment Management LLC SubAdviser: Manulife Investment Management (US) LLC	0.37	*	6.80	4.16	5.03
06-3H4	Mgd Asset Allocation	JHancock 2020 Lifetime Blend Ptf R6: Class Retirement Investment Adviser: John Hancock Investment Management LLC SubAdviser: Manulife Investment Management (US) LLC	0.35	*	7.25	4.54	5.48
06-3H6	Mgd Asset Allocation	JHancock 2025 Lifetime Blend Ptf R6: Class Retirement Investment Adviser: John Hancock Investment Management LLC SubAdviser: Manulife Investment Management (US) LLC	0.35	*	8.10	5.36	6.18
06-3H7	Mgd Asset Allocation	JHancock 2030 Lifetime Blend Ptf R6: Class Retirement Investment Adviser: John Hancock Investment Management LLC SubAdviser: Manulife Investment Management (US) LLC	0.32	*	9.73	6.28	6.92
06-3H9	Mgd Asset Allocation	JHancock 2035 Lifetime Blend Ptf R6: Class Retirement Investment Adviser: John Hancock Investment Management LLC SubAdviser: Manulife Investment Management (US) LLC	0.32	*	11.24	7.20	7.59

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-3J3	Mgd Asset Allocation	JHancock 2040 Lifetime Blend Ptf R6: Class Retirement Investment Adviser: John Hancock Investment Management LLC SubAdviser: Manulife Investment Management (US) LLC	0.32	*	13.02	8.14	8.23
06-3HF	Mgd Asset Allocation	JHancock 2045 Lifetime Blend Ptf R6: Class Retirement Investment Adviser: John Hancock Investment Management LLC SubAdviser: Manulife Investment Management (US) LLC	0.32	*	14.51	8.82	8.58
06-3HG	Mgd Asset Allocation	JHancock 2050 Lifetime Blend Ptf R6: Class Retirement Investment Adviser: John Hancock Investment Management LLC SubAdviser: Manulife Investment Management (US) LLC	0.32	*	15.43	9.06	8.72
06-3HH	Mgd Asset Allocation	JHancock 2055 Lifetime Blend Pft R6: Class Retirement Investment Adviser: John Hancock Investment Management LLC SubAdviser: Manulife Investment Management (US) LLC	0.32	*	15.42	9.06	8.72
06-3HJ	Mgd Asset Allocation	JHancock 2060 Lifetime Blend Pft R6: Class Retirement Investment Adviser: John Hancock Investment Management LLC SubAdviser: Manulife Investment Management (US) LLC	0.31	*	15.39	9.05
06-3TF	Balanced	JHancock Balanced R6: Class Retirement Investment Adviser: John Hancock Investment Management SubAdviser: Manulife Investment Management (US) LLC	0.62	*	13.73	8.86	8.07
06-3HM	Intermediate Term Bond	JHancock Bond R6: Class Retirement Investment Adviser: John Hancock Investment Management SubAdviser: Manulife Investment Management (US) LLC	0.36	*	2.47	0.43	2.18
06-4TN	Mid Cap Value	JHancock Disciplined Value Mid Cap R6: Class Retirement Investment Adviser: Boston Partners Global Investors, Inc SubAdviser: Boston Partners Global Investors, Inc	0.75	*	10.43	10.07	9.38
06-3X7	Intermediate Term Bond	JHancock ESG Core Bond R6: Class Retirement*** Investment Adviser: Breckinridge Capital Advisors, Inc. SubAdviser: Breckinridge Capital Advisors, Inc.	0.45	*	3.06	0.77
06-3X6	Foreign Blend	JHancock ESG International Equity R6: Class Retirement*** Investment Adviser: Boston Common Asset Management SubAdviser: Boston Common Asset Management, LLC	0.87	*	4.67	3.39
06-3X4	Large Cap Blend	JHancock ESG Large Cap Core R6: Class Retirement Investment Adviser: Trillium Asset Management, LLC SubAdviser: Trillium Asset Management LLC	0.76	*	17.15	12.12

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-3VV	Large Cap Blend	JHancock Fundamental Large Cap Core R6: Class Retirement Investment Adviser: John Hancock Investment Management SubAdviser: Manulife Investment Management (US) LLC	0.66	*	21.39	13.78	12.20
06-64P	Foreign Growth	JHancock International Growth R6: Class Retirement Investment Adviser: Wellington Management Company LLP SubAdviser: Wellington Management Company LLP	0.90	*	10.82	4.38
06-3TG	Intermediate Term Bond	JHancock Investment Grade Bond R6: Class Retirement Investment Adviser: John Hancock Investment Management SubAdviser: Manulife Investment Management (US) LLC	0.38	*	1.96	0.02
06-4FG	Balanced	JHancock Multimanager Lifestyle Agrsv R6: Class Retirement Investment Adviser: John Hancock Investment Management SubAdviser: Manulife Investment Management (US) LLC	1.03		13.87	8.78	8.47
06-4FC	Balanced	JHancock Multimanager Lifestyle Bal R6: Class Retirement Investment Adviser: Manulife Investment Management (US) LLC SubAdviser: Manulife Investment Management (US) LLC	0.92		9.74	6.20	6.28
06-4F7	Balanced	JHancock Multimanager Lifestyle Cnsrv R6: Class Retirement Investment Adviser: Manulife Investment Management (US) LLC SubAdviser: Manulife Investment Management (US) LLC	0.83		6.08	3.10	3.55
06-4FF	Balanced	JHancock Multimanager Lifestyle Gr R6: Class Retirement Investment Adviser: Manulife Investment Management (US) LLC SubAdviser: Manulife Investment Management (US) LLC	0.98		12.01	7.70	7.47
06-4F9	Balanced	JHancock Multimanager Lifestyle Mod R6: Class Retirement Investment Adviser: Manulife Investment Management (US) LLC SubAdviser: Manulife Investment Management (US) LLC	0.87		7.69	4.66	4.95
06-3VT	Large Cap Growth	JHancock U.S. Global Leaders Growth R6: Class Retirement Investment Adviser: Sustainable Growth Advisers, LP SubAdviser: Sustainable Growth Advisers, LP	0.77	*	18.53	11.97	12.91
06-6HY	Intermediate Term Bond	JPMorgan Core Bond R6: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.34	*	2.25	0.38	1.79
06-3W6	Intermediate Term Bond	JPMorgan Core Plus Bond R6: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.38	*	3.00	0.59	2.04
06-4CN	Diversified Emerging Markets	JPMorgan Emerging Markets Equity R6: Class Retirement*** Investment Adviser: JPMorgan Asset Management Inc	0.79	*	3.60	0.09	4.32

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-FXY	Large Cap Value	JPMorgan Equity Income R6: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.45		12.80	8.71	9.37
06-4FH	World Allocation	JPMorgan Global Allocation R6: Class Retirement Investment Adviser: JPMorgan Chase Bank, N.A.	0.65	*	8.56	4.86
06-4GH	Multisector Bond	JPMorgan Global Bond Opportunities R6: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.50	*	3.68	2.73	3.67
06-FYF	Int Government Bond	JPMorgan Government Bond R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.30	*	1.53	-0.36
06-3W3	Balanced	JPMorgan Income Builder R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.52	*	7.45	3.58
06-4GJ	Multisector Bond	JPMorgan Income R6: Class Retirement Investment Adviser: JPMorgan Asset Management (AUS) Ltd	0.39		7.72	2.46	3.86
06-3GJ	Large Cap Growth	JPMorgan Large Cap Growth R6: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.44	*	34.17	20.27	17.87
06-3GF	Large Cap Value	JPMorgan Large Cap Value R6: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.44	*	15.94	12.22	10.62
06-FYH	Mid Cap Growth	JPMorgan Mid Cap Growth R6: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.65	*	14.56	11.21	11.74
06-FYK	Mid Cap Value	JPMorgan Mid Cap Value R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.60	*	14.41	8.90
06-4MR	Small Cap Blend	JPMorgan Small Cap Equity I: Class Inst Investment Adviser: JPMorgan Asset Management Inc	0.99	*	10.01	7.27	8.72
06-3JM	Small Cap Growth	JPMorgan Small Cap Growth R6: Class Retirement*** Investment Adviser: JPMorgan Asset Management Inc	0.74	*	13.04	5.82	10.20
06-44Y	Small Cap Value	JPMorgan Small Cap Value R6: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.74	*	9.22	8.71	6.92
06-46R	Mgd Asset Allocation	JPMorgan SmartRetirement® 2020 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.34	*	8.18	4.11	4.89
06-46T	Mgd Asset Allocation	JPMorgan SmartRetirement® 2025 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.35	*	8.72	4.89	5.61
06-46V	Mgd Asset Allocation	JPMorgan SmartRetirement® 2030 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.35	*	10.20	5.87	6.38

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-46W	Mgd Asset Allocation	JPMorgan SmartRetirement® 2035 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.40	*	12.08	7.34	7.28
06-46X	Mgd Asset Allocation	JPMorgan SmartRetirement® 2040 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.40	*	13.24	8.17	7.90
06-46Y	Mgd Asset Allocation	JPMorgan SmartRetirement® 2045 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.40	*	14.19	8.84	8.28
06-47C	Mgd Asset Allocation	JPMorgan SmartRetirement® 2050 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.41	*	14.74	8.96	8.35
06-47F	Mgd Asset Allocation	JPMorgan SmartRetirement® 2055 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.41	*	14.69	8.97	8.36
06-47G	Mgd Asset Allocation	JPMorgan SmartRetirement® 2060 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.41	*	14.76	8.96
06-6RC	Mgd Asset Allocation	JPMorgan SmartRetirement® 2065 Class R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.42	*	14.64
06-GGN	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2020 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.17	*	8.44	4.19	5.00
06-GGP	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2025 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.17	*	9.00	4.92	5.73
06-GGR	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2030 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.17	*	10.47	5.94	6.55
06-GGT	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2035 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.17	*	12.05	7.02	7.33
06-GGV	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2040 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.17	*	13.25	7.80	7.94
06-GGW	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2045 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.17	*	14.18	8.42	8.30
06-GGX	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2050 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.17	*	14.69	8.60	8.39
06-GGY	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2055 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.17	*	14.72	8.60	8.39
06-GHC	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2060 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.17	*	14.69	8.58
06-6R9	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2065 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.17	*	14.55

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-GHF	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend Inc R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.17	*	8.45	4.05	4.53
06-47H	Mgd Asset Allocation	JPMorgan SmartRetirement® Income R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.34	*	8.18	4.05	4.45
06-4TC	Large Cap Blend	JPMorgan US Equity R6: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.44	*	24.21	15.97	13.53
06-6XT	Large Cap Blend	JPMorgan US Research Enhanced Equity R6: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.25	*	24.77	15.66	12.90
06-FYN	Small Cap Blend	JPMorgan US Small Company R6: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.72		11.78	9.19	7.87
06-GJJ	Large Cap Value	JPMorgan Value Advantage R6: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.50	*	16.89	9.49
06-FRN	Intermediate Term Bond	Knights of Columbus Core Bond I: Class Inst Investment Adviser: Knights of Columbus Asset Advisors	0.50	*	1.49	-0.54
06-FRP	Foreign Blend	Knights of Columbus International Eq I: Class Inst Investment Adviser: Knights of Columbus Asset Advisors	1.10	*	7.57	4.61
06-FRV	Small Cap Blend	Knights of Columbus Small Cap I: Class Inst Investment Adviser: Knights of Columbus Asset Advisors	0.98		15.26	8.43
06-FRR	Large Cap Growth	Knights of Columbus Large Cap Growth I: Class Inst Investment Adviser: Knights of Columbus Asset Advisors	0.90		27.87	14.09
06-FRT	Large Cap Value	Knights of Columbus Large Cap Value I: Class Inst Investment Adviser: Knights of Columbus Asset Advisors	0.90		19.16	10.10
06-4YN	Diversified Emerging Markets	Lazard Developing Markets Equity Instl: Class Inst Investment Adviser: Lazard Asset Management LLC	1.10	*	6.72	-0.59	3.39
06-3XN	Multisector Bond	Loomis Sayles Bond N: Class N Investment Adviser: Loomis, Sayles & Company LP	0.60	*	6.76	1.29	2.35
06-3JG	Small Cap Growth	Loomis Sayles Small Cap Growth N: Class N Investment Adviser: Loomis, Sayles & Company LP	0.83		15.13	8.05	9.83
06-3WF	Large Cap Value	Lord Abbett Affiliated R6: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.39		17.63	8.24
06-4F6	Multisector Bond	Lord Abbett Bond Debenture R6: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.55		7.09	2.32
06-CYJ	Small Cap Growth	Lord Abbett Developing Growth R6: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.59		22.34	7.63

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-4XK	Small Cap Value	Lord Abbett Focused Small Cap Value R6: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.99	*	10.50	8.18
06-CYK	High Yield Bond	Lord Abbett High Yield R6: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.61		8.89	3.11
06-3WG	Intermediate Term Bond	Lord Abbett Income R6: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.46		3.70	1.04
06-36G	Foreign Small/Mid Eqty	Lord Abbett International Opp R6: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.92		0.59	3.12
06-4GK	Mid Cap Value	Lord Abbett Mid Cap Stock R6: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.69		15.44	9.75
06-73H	Short Term Bond	Lord Abbett Short Duration Income R6: Class Retirement** Investment Adviser: Lord, Abbett & Co LLC	0.31		5.36	2.12
06-3RJ	Intermediate Term Bond	Lord Abbett Total Return R6: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.35		2.99	0.39
06-FYP	Mid Cap Blend	Lord Abbett Value Opportunities R6: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.84		14.02	9.07
06-3HY	Large Cap Growth	NYLI Winslow Large Cap Growth Class R6: Class Retirement Investment Adviser: Winslow Capital Management, LLC SubAdviser: Winslow Capital Management, LLC	0.62	*	29.77	17.01	15.43
06-6NH	Large Cap Value	NYLI WMC Value Class R6: Class Retirement Investment Adviser: Wellington Management Company LLP SubAdviser: Wellington Management Company LLP	0.70		11.02
06-4TW	Small Cap Growth	MassMutual Small Cap Gr Eq I: Class Inst Investment Adviser: MML Investment Advisers, LLC SubAdviser: Wellington Management Company LLP;Invesco Advisers, Inc.	0.85		15.53	9.28	10.12
06-4TX	Intermediate Term Bond	MassMutual Total Return Bond I: Class Inst Investment Adviser: TCW Group SubAdviser: Metropolitan West Asset Management, LLC.	0.33	*	0.80	-0.24	1.44
06-47P	Intermediate Term Bond	TCW MetWest Total Return Bd Plan: Class Other Investment Adviser: TCW Group	0.37		1.12	-0.24	1.42
06-3W7	Large Cap Blend	MFS Core Equity R6: Class Retirement Investment Adviser: Massachusetts Financial Services Company	0.56	*	20.49	13.00	12.63
06-CYM	Emerging Market Bond	MFS Emerging Markets Debt R6: Class Retirement Investment Adviser: MFS Investment Management	0.70	*	7.17	1.31	3.33

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-4TK	World Bond	MFS Global Opportunistic Bd R6: Class Retirement Investment Adviser: MFS Investment Management	0.61	*	2.64	1.45	1.97
06-4FM	Specialty	MFS Global Real Estate R6: Class Retirement Investment Adviser: MFS Investment Management	0.85	*	-2.82	0.97	4.59
06-CYN	Large Cap Growth	MFS Growth R6: Class Retirement Investment Adviser: MFS Investment Management	0.51	*	31.79	15.07	15.22
06-3MF	Foreign Blend	MFS Intl Diversification R6: Class Retirement Investment Adviser: MFS Investment Management	0.73	*	6.52	4.70
06-6W7	Foreign Blend	MFS International Equity R6: Class Retirement Investment Adviser: MFS Investment Management	0.69	*	4.14	6.20	7.13
06-49X	Foreign Growth	MFS International Growth R6: Class Retirement Investment Adviser: MFS Investment Management	0.72	*	9.24	6.27	7.97
06-CYR	Foreign Growth	MFS International Intrinsic Value R6: Class Retirement*** Investment Adviser: MFS Investment Management	0.69	*	7.53	5.46	7.83
06-CYP	Foreign Small/Mid Eqty	MFS International New Discovery R6: Class Retirement*** Investment Adviser: MFS Investment Management	0.91	*	1.05	1.52	4.99
06-CYT	Large Cap Growth	MFS Massachusetts Inv Gr Stk R6: Class Retirement Investment Adviser: MFS Investment Management	0.37		16.75	12.88	13.63
06-GNF	Mid Cap Growth	MFS Mid Cap Growth R6: Class Retirement Investment Adviser: MFS Investment Management	0.66	*	14.79	9.17	11.60
06-CYV	Mid Cap Value	MFS Mid Cap Value R6: Class Retirement Investment Adviser: MFS Investment Management	0.62	*	14.11	9.99	9.22
06-CYW	Specialty	MFS Technology R6: Class Retirement Investment Adviser: MFS Investment Management	0.79	*	36.95	17.68	18.00
06-3TH	Intermediate Term Bond	MFS Total Return Bond R6: Class Retirement Investment Adviser: MFS Investment Management	0.36	*	2.55	0.53	1.92
06-3JR	Balanced	MFS Total Return R6: Class Retirement Investment Adviser: MFS Investment Management	0.40		7.90	6.38	6.67
06-39X	Specialty	MFS Utilities R6: Class Retirement Investment Adviser: MFS Investment Management	0.68	*	11.75	6.08	6.48
06-CYX	Large Cap Value	MFS Value R6: Class Retirement Investment Adviser: MFS Investment Management	0.44	*	12.02	8.34	8.92

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-47R	Mid Cap Growth	Nationwide Geneva Mid Cap Gr R6: Class Retirement Investment Adviser: Geneva Capital Management SubAdviser: Geneva Capital Management, LLC	0.75		10.66	9.94	10.35
06-47T	Small Cap Growth	Nationwide Geneva Small Cap Gr R6: Class Retirement Investment Adviser: Geneva Capital Management SubAdviser: Geneva Capital Management, LLC	0.83		14.77	8.93	11.33
06-4MT	Specialty	Nationwide NYSE Arca Tech 100 Idx R6: Class Retirement Investment Adviser: Mellon Investments Corporation SubAdviser: Mellon Investments Corporation	0.29		19.94	14.54	14.59
06-6YM	Small Cap Growth	Needham Aggressive Growth Institutional: Class Inst Investment Adviser: Needham Investment Management, LLC	1.22	*	14.86	19.59
06-4FW	High Yield Bond	Neuberger Berman High Income Bond R6: Class Retirement Investment Adviser: Neuberger Berman	0.61		8.03	3.50	4.29
06-47J	Small Cap Blend	Neuberger Berman Intrinsic Value R6: Class Retirement Investment Adviser: Neuberger Berman	0.87		7.71	9.60
06-4XP	Large Cap Value	Neuberger Berman Large Cap Value R6: Class Retirement Investment Adviser: Neuberger Berman	0.51		11.21	9.84
06-3XP	Small Cap Growth	Neuberger Berman Small Cap Growth R6: Class Retirement Investment Adviser: Neuberger Berman	0.81	*	26.17	9.58
06-64R	Multisector Bond	Neuberger Berman Strategic Income R6: Class Retirement Investment Adviser: Neuberger Berman	0.50		6.10	3.05	3.46
06-3R7	Large Cap Blend	Neuberger Berman Sustainable Equity R6: Class Retirement Investment Adviser: Neuberger Berman	0.61		28.50	14.59	11.92
06-49V	Large Cap Blend	Northern US Quality ESG K: Class Other Investment Adviser: Northern Trust Asset Management	0.39	*	20.72	14.13
06-FGV	Intermediate Term Bond	Nuveen Bond Index R6: Class Retirement Investment Adviser: TIAA-CREF	0.07		1.43	-0.38	1.24
06-FGW	Large Cap Blend	Nuveen Core Equity R6: Class Retirement Investment Adviser: SEI Trust Company	0.40		28.98	15.05	13.01
06-GCW	Intermediate Term Bond	Nuveen Core Impact Bond R6: Class Retirement Investment Adviser: Nuveen Fund Advisors, LLC.	0.36		2.56	-0.11	1.70
06-3F4	Intermediate Term Bond	Nuveen Core Plus Bond R6: Class Retirement Investment Adviser: Nuveen Fund Advisors, LLC.	0.30		3.11	0.58	2.18

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-FGX	Foreign Blend	Nuveen International Eq Idx R6: Class Retirement Investment Adviser: TIAA-CREF	0.05		3.70	4.83	5.38
06-6H3	Foreign Growth	Nuveen International Opps R6: Class Retirement Investment Adviser: TIAA-CREF	0.60		0.72	3.78	5.88
06-GCY	Foreign Blend	Nuveen International Res Eq R6: Class Retirement Investment Adviser: TIAA-CREF	0.34		3.18	5.22
06-FGY	Large Cap Growth	Nuveen Large Cap Gr Idx R6: Class Retirement Investment Adviser: TIAA-CREF	0.05		33.28	18.91	16.71
06-GCX	Large Cap Blend	Nuveen Large Cap Responsible Eq R6: Class Retirement Investment Adviser: TIAA-CREF	0.17		18.24	12.63	11.67
06-FHC	Large Cap Value	Nuveen Large Cap Value Idx R6: Class Retirement Investment Adviser: Nuveen Fund Advisors, LLC.	0.05		14.27	8.67	8.45
06-36J	Mgd Asset Allocation	Nuveen Lifecycle 2010 R6: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.37	*	7.59	4.46	5.19
06-36K	Mgd Asset Allocation	Nuveen Lifecycle 2015 R6: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.38	*	7.86	4.69	5.48
06-36M	Mgd Asset Allocation	Nuveen Lifecycle 2020 R6: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.39	*	8.33	5.05	5.87
06-36N	Mgd Asset Allocation	Nuveen Lifecycle 2025 R6: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.40	*	9.06	5.67	6.43
06-36P	Mgd Asset Allocation	Nuveen Lifecycle 2030 R6: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.41	*	10.16	6.41	7.04
06-36R	Mgd Asset Allocation	Nuveen Lifecycle 2035 R6: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.42	*	11.36	7.22	7.67
06-36T	Mgd Asset Allocation	Nuveen Lifecycle 2040 R6: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.43	*	12.76	8.17	8.34
06-36V	Mgd Asset Allocation	Nuveen Lifecycle 2045 R6: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.44	*	13.80	8.86	8.81
06-36W	Mgd Asset Allocation	Nuveen Lifecycle 2050 R6: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.45	*	14.27	9.09	8.97
06-37C	Mgd Asset Allocation	Nuveen Lifecycle 2055 R6: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.45	*	14.46	9.19	9.06
06-36Y	Mgd Asset Allocation	Nuveen Lifecycle 2060 R6: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.45	*	14.56	9.31	9.16

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-64H	Mgd Asset Allocation	Nuveen Lifecycle 2065 R6: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.45	*	14.71
06-FHF	Mgd Asset Allocation	Nuveen Lifecycle Index 2010 R6: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.10	*	7.40	4.45	5.07
06-FHG	Mgd Asset Allocation	Nuveen Lifecycle Index 2015 R6: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.10	*	8.06	4.89	5.49
06-FHH	Mgd Asset Allocation	Nuveen Lifecycle Index 2020 R6: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.10	*	8.71	5.29	5.93
06-FHJ	Mgd Asset Allocation	Nuveen Lifecycle Index 2025 R6: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.10	*	9.48	5.93	6.53
06-FHK	Mgd Asset Allocation	Nuveen Lifecycle Index 2030 R6: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.10	*	10.60	6.66	7.19
06-FHM	Mgd Asset Allocation	Nuveen Lifecycle Index 2035 R6: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.10	*	11.84	7.50	7.87
06-FHN	Mgd Asset Allocation	Nuveen Lifecycle Index 2040 R6: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.10	*	13.52	8.50	8.61
06-FHP	Mgd Asset Allocation	Nuveen Lifecycle Index 2045 R6: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.10	*	14.63	9.23	9.13
06-FHR	Mgd Asset Allocation	Nuveen Lifecycle Index 2050 R6: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.10	*	15.18	9.48	9.31
06-FHT	Mgd Asset Allocation	Nuveen Lifecycle Index 2055 R6: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.10	*	15.35	9.58	9.41
06-FHV	Mgd Asset Allocation	Nuveen Lifecycle Index 2060 R6: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.10	*	15.59	9.73	9.53
06-4XR	Mgd Asset Allocation	Nuveen Lifecycle Index 2065 R6: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.10	*	15.76
06-FHW	Balanced	Nuveen Lifecycle Index Ret Inc R6: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.10	*	7.86	4.63	5.08
06-36X	Balanced	Nuveen Lifecycle Retire Income R6: Class Retirement Investment Adviser: Teachers Advisors LLC	0.37	*	7.66	4.43	5.08
06-3CK	Balanced	Nuveen Lifestyle Aggressive Gr R6: Class Retirement Investment Adviser: Teachers Advisors LLC	0.65	*	15.46	9.87	9.43
06-3CG	Balanced	Nuveen Lifestyle Conservative R6: Class Retirement Investment Adviser: Teachers Advisors LLC	0.49	*	8.34	4.72	5.16

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-3CJ	Balanced	Nuveen Lifestyle Growth R6: Class Retirement Investment Adviser: Teachers Advisors LLC	0.53	*	12.98	8.07	8.06
06-3CF	Balanced	Nuveen Lifestyle Income R6: Class Retirement Investment Adviser: Teachers Advisors LLC	0.44	*	6.23	3.12	3.64
06-3CH	Balanced	Nuveen Lifestyle Moderate R6: Class Retirement Investment Adviser: Teachers Advisors LLC	0.54	*	10.44	6.26	6.65
06-3KX	Mid Cap Growth	Nuveen Small/Mid Cap Growth Opp R6: Class Retirement Investment Adviser: Nuveen Asset Management, LLC SubAdviser: Nuveen Asset Management, LLC	0.80	*	13.74	7.97	8.50
06-3JK	Mid Cap Value	Nuveen Mid Cap Value 1 R6: Class Retirement Investment Adviser: Nuveen Asset Management, LLC SubAdviser: Nuveen Asset Management, LLC	0.75	*	10.85	9.67
06-3MH	Specialty	Nuveen Real Estate Sec Sel R6: Class Retirement Investment Adviser: TIAA-CREF	0.50		5.31	3.53	6.26
06-FYR	Specialty	Nuveen Real Estate Securities R6: Class Retirement Investment Adviser: Nuveen Asset Management, LLC SubAdviser: Nuveen Asset Management, LLC	0.84		6.20	3.54	5.20
06-FYT	Small Cap Value	Nuveen Small Cap Value R6: Class Retirement Investment Adviser: Nuveen Asset Management, LLC SubAdviser: Nuveen Asset Management, LLC	0.79	*	15.02	8.02
06-73G	Small Cap Blend	Nuveen Quant Small Cap Equity R6: Class Retirement Investment Adviser: TIAA-CREF	0.41		16.26	10.49	9.51
06-73X	Large Cap Value	Oakmark R6: Class Retirement Investment Adviser: Harris Associates L.P.	0.62		16.33
06-3XM	Balanced	Oakmark Equity and Income Institutional: Class Inst Investment Adviser: Harris Associates L.P.	0.59		8.99	8.24
06-47V	Diversified Emerging Markets	Parametric Emerging Markets R6: Class Retirement Investment Adviser: Parametric Portfolio Associates LLC SubAdviser: Parametric Portfolio Associates LLC	1.17	*	5.72	2.16	2.61
06-6XW	Intermediate Term Bond	PGIM Absolute Return Bond R6: Class Retirement Investment Adviser: PGIM Fixed Income SubAdviser: PGIM Fixed Income	0.64		7.94	3.44	3.61
06-FCX	Specialty	PGIM Global Real Estate R6: Class Retirement Investment Adviser: PGIM, Inc SubAdviser: PGIM Real Estate;PGIM Real Estate (UK) Limited	0.82		3.79	0.80	3.44

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-3XW	World Bond	PGIM Global Total Return R6: Class Retirement Investment Adviser: PGIM Fixed Income SubAdviser: PGIM Fixed Income	0.53		0.57	-2.20	1.12
06-FCY	High Yield Bond	PGIM High Yield R6: Class Retirement Investment Adviser: PGIM Fixed Income SubAdviser: PGIM Fixed Income	0.38		8.46	3.93	5.38
06-GNJ	Large Cap Growth	PGIM Jennison Focused Growth R6: Class Retirement Investment Adviser: Jennison Associates LLC SubAdviser: Jennison Associates LLC	0.67	*	31.99	16.35	15.74
06-4R9	World Stock	PGIM Jennison Global Opportunities R6: Class Retirement Investment Adviser: Jennison Associates LLC SubAdviser: Jennison Associates LLC	0.82		22.38	14.56	14.54
06-4Y6	Large Cap Growth	PGIM Jennison Growth R6: Class Retirement Investment Adviser: Jennison Associates LLC SubAdviser: Jennison Associates LLC	0.58		30.74	17.81
06-FFC	Specialty	PGIM Jennison Health Sciences R6: Class Retirement Investment Adviser: Jennison Associates LLC SubAdviser: Jennison Associates LLC	0.77		8.89	10.75
06-6WK	Foreign Growth	PGIM Jennison International Opps R6: Class Retirement Investment Adviser: Jennison Associates LLC SubAdviser: Jennison Associates LLC	0.84		6.89	7.44
06-FFF	Mid Cap Growth	PGIM Jennison Mid-Cap Growth R6: Class Retirement Investment Adviser: Jennison Associates LLC SubAdviser: Jennison Associates LLC	0.60		12.15	10.54	10.11
06-FFG	Specialty	PGIM Jennison Natural Resources R6: Class Retirement Investment Adviser: Jennison Associates LLC SubAdviser: Jennison Associates LLC	0.83		1.22	12.20	4.29
06-GJN	Small Cap Growth	PGIM Jennison Small Company R6: Class Retirement Investment Adviser: Jennison Associates LLC SubAdviser: Jennison Associates LLC	0.69		14.18	11.50	9.81
06-GCF	Mid Cap Value	PGIM Quant Solutions Mid-Cap Val R6: Class Retirement Investment Adviser: PGIM Quantitative Solutions LLC SubAdviser: PGIM Quantitative Solutions LLC	0.73	*	11.86	7.54	5.98

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-GJP	Small Cap Value	PGIM Quant Solutions Small-Cap Val R6: Class Retirement Investment Adviser: PGIM Quantitative Solutions LLC SubAdviser: PGIM Quantitative Solutions LLC	0.68	*	5.14	8.52	6.80
06-6PV	High Yield Bond	PGIM Short Duration High Yield Income R6: Class Retirement** Investment Adviser: PGIM Fixed Income SubAdviser: PGIM Fixed Income	0.70	*	7.17	4.47	4.89
06-44J	Mgd Asset Allocation	PGIM Target Date 2015 R6: Class Retirement*** Investment Adviser: Prudential Retirement SubAdviser: PGIM DC Solutions LLC	0.25	*	6.87	4.36
06-44K	Mgd Asset Allocation	PGIM Target Date 2020 R6: Class Retirement Investment Adviser: Prudential Retirement SubAdviser: PGIM DC Solutions LLC	0.25	*	7.58	4.87
06-44M	Mgd Asset Allocation	PGIM Target Date 2025 R6: Class Retirement Investment Adviser: Prudential Retirement SubAdviser: PGIM DC Solutions LLC	0.25	*	8.40	5.45
06-44N	Mgd Asset Allocation	PGIM Target Date 2030 R6: Class Retirement Investment Adviser: Prudential Retirement SubAdviser: PGIM DC Solutions LLC	0.25	*	9.43	6.24
06-44P	Mgd Asset Allocation	PGIM Target Date 2035 R6: Class Retirement Investment Adviser: Prudential Retirement SubAdviser: PGIM DC Solutions LLC	0.25	*	11.08	7.30
06-44R	Mgd Asset Allocation	PGIM Target Date 2040 R6: Class Retirement Investment Adviser: Prudential Retirement SubAdviser: PGIM DC Solutions LLC	0.25	*	12.29	7.95
06-44T	Mgd Asset Allocation	PGIM Target Date 2045 R6: Class Retirement Investment Adviser: Prudential Retirement SubAdviser: PGIM DC Solutions LLC	0.25	*	12.79	8.38
06-44V	Mgd Asset Allocation	PGIM Target Date 2050 R6: Class Retirement Investment Adviser: Prudential Retirement SubAdviser: PGIM DC Solutions LLC	0.25	*	13.47	8.71
06-44W	Mgd Asset Allocation	PGIM Target Date 2055 R6: Class Retirement Investment Adviser: Prudential Retirement SubAdviser: PGIM DC Solutions LLC	0.25	*	13.79	8.88

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-44X	Mgd Asset Allocation	PGIM Target Date 2060 R6: Class Retirement Investment Adviser: Prudential Retirement SubAdviser: PGIM DC Solutions LLC	0.25	*	13.68	8.94
06-44G	Mgd Asset Allocation	PGIM Target Date Income R6: Class Retirement Investment Adviser: Prudential Retirement SubAdviser: PGIM DC Solutions LLC	0.25	*	6.72	4.05
06-FFH	Intermediate Term Bond	PGIM Total Return Bond R6: Class Retirement Investment Adviser: PGIM Fixed Income SubAdviser: PGIM Fixed Income	0.39	*	3.03	0.20	2.25
06-3FC	Balanced	PIMCO All Asset Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC SubAdviser: Research Affiliates LLC	1.87	*	4.12	4.61	4.65
06-GNG	Specialty	PIMCO Commodity Real Ret Strat Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	1.00	*	4.69	7.27	1.86
06-6NP	Specialty	PIMCO CommoditiesPLUS® Strategy Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.83	*	8.48	11.68	5.62
06-4YF	Specialty	PIMCO Extended Duration Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	6.20		-12.61	-8.56	-2.11
06-4CM	World Bond	PIMCO Global Bond Opps (USD-Hdg) Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.71		4.83	2.57	2.94
06-49W	Int Government Bond	PIMCO GNMA and Government Secs Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	1.46		1.79	-0.20	1.14
06-FCJ	High Yield Bond	PIMCO High Yield Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.60		6.77	3.32	4.56
06-FCK	Multisector Bond	PIMCO Income Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.83		5.42	2.89	4.27
06-6FR	Specialty	PIMCO International Bond (Unhedged)Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.77		-1.65	-2.26	-0.14
06-3MJ	World Bond	PIMCO International Bond (USD-Hdg) Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.75		5.68	1.72	2.93
06-GNH	Intermediate Term Bond	PIMCO Investment Grade Credit Bond Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	1.09		3.27	0.04	2.69
06-4Y7	Specialty	PIMCO Long Duration Total Return Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	2.99		-2.19	-2.44	1.63

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-4Y9	Specialty	PIMCO Long-Term Credit Bond Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	1.51		-0.07	-1.84	2.68
06-4YC	Specialty	PIMCO Long-Term US Government Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	1.87		-5.65	-4.85	-0.65
06-4R7	Short Term Bond	PIMCO Low Duration Instl: Class Inst** Investment Adviser: Pacific Investment Management Company, LLC	0.50		4.82	1.46	1.66
06-4YH	Intermediate Term Bond	PIMCO Moderate Duration Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.53		3.62	1.32	1.98
06-6JG	Small Cap Value	PIMCO RAE US Small Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC SubAdviser: Research Affiliates LLC	0.50	*	22.08	15.96
06-FCM	Inflation-Protec Bond	PIMCO Real Return Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.50		2.59	2.13	2.29
06-49F	Mgd Asset Allocation	PIMCO RealPath Blend 2025 Institutional: Class Inst*** Investment Adviser: Pacific Investment Management Company, LLC	0.68	*	6.26	4.77	5.62
06-49G	Mgd Asset Allocation	PIMCO RealPath Blend 2030 Institutional: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.57	*	8.31	5.58	6.37
06-49H	Mgd Asset Allocation	PIMCO RealPath Blend 2035 Institutional: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.45	*	10.43	6.78	7.12
06-49J	Mgd Asset Allocation	PIMCO RealPath Blend 2040 Institutional: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.35	*	12.24	7.66	7.69
06-49K	Mgd Asset Allocation	PIMCO RealPath Blend 2045 Institutional: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.25	*	13.44	8.30	8.05
06-49M	Mgd Asset Allocation	PIMCO RealPath Blend 2050 Institutional: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.19	*	14.18	8.68	8.31
06-49N	Mgd Asset Allocation	PIMCO RealPath Blend 2055 Institutional: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.16	*	14.63	8.85	8.36
06-6FF	Mgd Asset Allocation	PIMCO RealPath Blend 2060 Institutional: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.15	*	15.06	9.09
06-6RV	Mgd Asset Allocation	PIMCO Realpath Blend 2065 Institutional: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.15		15.11
06-49P	Mgd Asset Allocation	PIMCO RealPath Blend Inc Institutional: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.71	*	5.92	4.12	5.02

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-4K3	Large Cap Blend	PIMCO StocksPLUS® Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.70		24.97	13.57	12.56
06-3WR	Foreign Blend	PIMCO StocksPLUS® Intl (USD-Hedged) Inst: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	1.17		14.88	9.39	8.86
06-4YG	Balanced	PIMCO StocksPLUS® Long Duration Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	2.88		15.38	7.42	11.81
06-4K4	Small Cap Blend	PIMCO StocksPLUS® Small Institutional: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.90		12.62	6.51	7.67
06-FCN	Intermediate Term Bond	PIMCO Total Return Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.51		2.61	0.23	1.73
06-6YY	Intermediate Term Bond	PIMCO Total Return II Instl: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.57		2.55		1.63
06-3WW	Balanced	Pioneer Balanced ESG K: Class Retirement Investment Adviser: Amundi US	0.64		9.76	7.26
06-FCP	Intermediate Term Bond	Pioneer Bond K: Class Retirement Investment Adviser: Amundi US	0.36		3.17	0.83	2.22
06-FCR	Large Cap Value	Pioneer Equity Income K: Class Retirement Investment Adviser: Amundi US	0.68		11.62	6.93	8.37
06-FCT	Large Cap Growth	Pioneer Fundamental Growth K: Class Retirement Investment Adviser: Amundi US	0.66		17.82	14.54	13.73
06-6WN	Foreign Blend	Pioneer International Equity K: Class Retirement Investment Adviser: Amundi US	0.76	*	4.62
06-6FH	Large Cap Blend	Pioneer K: Class Retirement Investment Adviser: Amundi US	0.65		22.93	15.36
06-FCV	Mid Cap Growth	Pioneer Select Mid Cap Growth K: Class Retirement Investment Adviser: Amundi	0.69		24.25	9.04	10.28
06-FCW	Multisector Bond	Pioneer Strategic Income K: Class Retirement Investment Adviser: Amundi US	0.60	*	4.80	1.91	3.08
06-4XN	Large Cap Growth	Principal Blue Chip R6: Class Retirement Investment Adviser: Principal Global Investors LLC	0.57	*	21.64	14.81
06-3JP	Specialty	Principal Global Real Estate Sec R6: Class Retirement Investment Adviser: Principal Real Estate Investors SubAdviser: Principal Real Estate Investors LLC	0.90		0.74	-0.57	3.21

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-3JJ	Intermediate Term Bond	Principal Core Fixed Income R6: Class Retirement Investment Adviser: Principal Global Fixed Income	0.33		1.59	-0.01	1.76
06-3JH	Large Cap Growth	Principal LargeCap Growth I R6: Class Retirement Investment Adviser: Principal Global Equities SubAdviser: Brown Advisory LLC;T. Rowe Price Associates, Inc.	0.59	*	25.12	14.00	14.69
06-6H4	Mid Cap Growth	Principal MidCap R6: Class Retirement*** Investment Adviser: Aligned Investors	0.59		20.10	11.54
06-3RN	Mid Cap Blend	Principal MidCap S&P 400 Index R6: Class Retirement Investment Adviser: Principal Global Equities	0.16		13.70	10.17
06-3CP	Specialty	Principal Real Estate Securities Fd R6: Class Retirement Investment Adviser: Principal Real Estate Investors SubAdviser: Principal Real Estate Investors LLC	0.81		5.51	3.93
06-3RP	Small Cap Growth	Principal SmallCap Growth I R6: Class Retirement Investment Adviser: Principal Global Equities SubAdviser: Emerald Advisers, LLC;Brown Advisory LLC; AllianceBernstein L.P.	0.87	*	13.89	7.72	9.85
06-4TV	Small Cap Blend	Principal SmallCap S&P 600 Index R6: Class Retirement Investment Adviser: Principal Global Equities	0.16		8.51	8.14
06-6M7	Small Cap Value	Principal SmallCap Value II R6: Class Retirement Investment Adviser: Principal Global Equities SubAdviser: Hotchkis and Wiley Capital Mgmt LLC; Vaughan Nelson Invstmnt Mgmt, L.P.	0.88	*	5.02	9.46	7.87
06-6RM	Large Cap Blend	Putnam Core Equity Fund R6: Class Retirement Investment Adviser: Putnam, a Franklin Templeton company SubAdviser: Franklin Advisers, Inc.	0.64		26.58	16.05
06-GNK	Intermediate Term Bond	Putnam Diversified Income R6: Class Retirement Investment Adviser: Putnam, a Franklin Templeton company SubAdviser: Franklin Templeton Investment; Putnam Investment Management, LLC	0.66		6.17	0.22	2.16
06-GNN	Balanced	Putnam Dynamic Asset Allocation Bal R6: Class Retirement Investment Adviser: Putnam Investment Management, LLC SubAdviser: Putnam Advisory Company, LLC; Putnam Investment Management, LLC; Franklin Templeton Investment Management	0.61		16.34	8.29	7.37

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-GNT	Balanced	Putnam Dynamic Asset Allocation Cnsrv R6: Class Retirement Investment Adviser: Putnam Investment Management, LLC SubAdviser: Putnam Advisory Company, LLC;Putnam Investment Management, LLC;Franklin Templeton Investment Management	0.67		9.99	4.21	4.37
06-GNX	Balanced	Putnam Dynamic Asset Allocation Gr R6: Class Retirement Investment Adviser: Putnam Investment Management, LLC SubAdviser: Putnam Investment Management, LLC;Putnam Advisory Company LLC;Franklin Templeton Investment Management	0.68		19.43	10.15	8.79
06-64J	Diversified Emerging Markets	Putnam Emerging Markets Equity R6: Class Retirement Investment Adviser: Putnam, a Franklin Templeton company SubAdviser: Franklin Advisers, Inc.;Putnam Advisory Co LLC; Franklin Templeton Investment Management	0.77	*	16.28	4.66
06-6PT	Specialty	Putnam Global Health Care R6: Class Retirement Investment Adviser: Putnam Investment Management, LLC SubAdviser: Putnam Advisory Company, LLC;Franklin Advisers, Inc.; Franklin Templeton Investment Management	0.71		1.61
06-GCG	Large Cap Growth	Putnam Large Cap Growth R6: Class Retirement Investment Adviser: Putnam Investment Management, LLC SubAdviser: Franklin Templeton Investment Management	0.58		33.70	18.23	16.55
06-36H	Large Cap Value	Putnam Large Cap Value R6: Class Retirement Investment Adviser: Putnam, a Franklin Templeton company SubAdviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management	0.54		19.42	12.69	11.15
06-6N4	Small Cap Growth	Putnam Small Cap Growth R6: Class Retirement*** Investment Adviser: Putnam, a Franklin Templeton company SubAdviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management	0.81		23.48	13.30
06-3XC	Mid Cap Growth	Putnam Sustainable Future R6: Class Retirement Investment Adviser: Putnam, a Franklin Templeton company SubAdviser: Franklin Advisers, Inc.	0.68		15.40	9.96
06-3XG	Large Cap Growth	Putnam Sustainable Leaders R6: Class Retirement Investment Adviser: Putnam, a Franklin Templeton company SubAdviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management	0.53		23.41	14.08

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-GCH	Diversified Emerging Markets	Russell Inv Emerging Markets R6: Class Retirement Investment Adviser: Russell Investments Group, LLC SubAdviser: Axiom Investors, LLC;Numeric Investors LLC; Barrow Hanley Mewhinney & Strauss LLC;Sands Capital Management, LLC;Pzena Investment Management, LLC; Oaktree Fund Advisors, LLC	1.04	*	8.39	0.25
06-FFM	Specialty	Russell Inv Global Real Estate Secs R6: Class Retirement Investment Adviser: Russell Investments Group, LLC SubAdviser: DWS Investments Australia Limited;Cohen & Steers Asia Limited;Cohen & Steers UK Limited;RREEF America L.L.C.;Cohen & Steers Capital Management, Inc.;DWS Alternatives Global Limited	0.92	*	1.30	-0.32
06-GCJ	Intermediate Term Bond	Russell Inv Investment Grade Bond R6: Class Retirement Investment Adviser: Russell Investments Group, LLC SubAdviser: Schroder Investment Management North America Inc.; MetLife Investment Management, LLC	0.38	*	1.49	-0.38
06-GCK	Intermediate Term Bond	Russell Inv Strategic Bond R6: Class Retirement Investment Adviser: Russell Investments Group, LLC SubAdviser: RBC Global Asset Management (U.S.) Inc.;RBC Global Asset Management (UK) Limited;Schroder Investment Management North America Inc.;Allspring Global Investments, LLC	0.45	*	0.97	-0.58
06-GCM	Small Cap Blend	Russell Inv US Small Cap Equity R6: Class Retirement Investment Adviser: Russell Investments Group, LLC SubAdviser: Ancora Advisors LLC;BAMCO Inc;Calamos Advisors LLC; DePrince Race & Zollo Inc;Jacobs Levy Equity Management, Inc.; Ranger Investment Management LP;Penn Capital Management Company LLC;Boston Partners Global Investors, Inc;Copeland Capital Management, LLC	0.95	*	8.77	8.11
06-6XX	Large Cap Value	Smead Value Y: Class Inst Investment Adviser: Smead Capital Management	0.82		5.18	11.92	10.94
06-73C	Balanced	State Street Balanced Index K: Class Retirement Investment Adviser: State Street Global Advisors	0.05	*	13.99
06-3TT	Mgd Asset Allocation	State Street Target Retirement 2020 K: Class Retirement Investment Adviser: State Street Global Advisors	0.09	*	7.51	4.93	5.56
06-3TV	Mgd Asset Allocation	State Street Target Retirement 2025 K: Class Retirement Investment Adviser: State Street Global Advisors	0.09	*	8.92	5.93	6.53

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-3TW	Mgd Asset Allocation	State Street Target Retirement 2030 K: Class Retirement Investment Adviser: State Street Global Advisors	0.09	*	9.97	6.66	7.14
06-3VR	Mgd Asset Allocation	State Street Target Retirement 2035 K: Class Retirement Investment Adviser: State Street Global Advisors	0.09	*	10.62	7.08	7.54
06-3TY	Mgd Asset Allocation	State Street Target Retirement 2040 K: Class Retirement Investment Adviser: State Street Global Advisors	0.09	*	11.40	7.56	7.88
06-3V3	Mgd Asset Allocation	State Street Target Retirement 2045 K: Class Retirement Investment Adviser: State Street Global Advisors	0.09	*	12.00	7.94	8.17
06-3V4	Mgd Asset Allocation	State Street Target Retirement 2050 K: Class Retirement Investment Adviser: State Street Global Advisors	0.09	*	12.56	8.28	8.32
06-3V6	Mgd Asset Allocation	State Street Target Retirement 2055 K: Class Retirement Investment Adviser: State Street Global Advisors	0.09	*	12.66	8.29	8.33
06-3V7	Mgd Asset Allocation	State Street Target Retirement 2060 K: Class Retirement Investment Adviser: State Street Global Advisors	0.09	*	12.67	8.30	8.32
06-64F	Mgd Asset Allocation	State Street Target Retirement 2065 K: Class Other Investment Adviser: State Street Global Advisors	0.09	*	12.75
06-3V9	Mgd Asset Allocation	State Street Target Retirement K: Class Retirement Investment Adviser: State Street Global Advisors	0.09	*	7.26	4.44	4.65
06-6YR	Small Cap Blend	Steward Values Enhanced SmMidCapR6: Class Retirement Investment Adviser: Crossmark Global Investments, Inc.	0.53		10.54	8.85
06-3CY	Large Cap Growth	T. Rowe Price All-Cap Opportunities-I: Class Inst Investment Adviser: T. Rowe Price	0.66		25.37	17.48
06-FFN	Large Cap Growth	T. Rowe Price Blue Chip Growth I: Class Inst Investment Adviser: T. Rowe Price	0.57		35.79	14.70
06-4GM	Balanced	T. Rowe Price Capital Appreciation I: Class Inst*** Investment Adviser: T. Rowe Price SubAdviser: T. Rowe Price Investment Management,Inc.	0.58	*	12.84	10.69
06-4GN	Specialty	T. Rowe Price Comm & Tech I: Class Inst Investment Adviser: T. Rowe Price	0.67		38.26	14.12
06-4TR	Mid Cap Growth	T. Rowe Price Diversified Mid Cap Gr I: Class Inst Investment Adviser: T. Rowe Price	0.67		23.95	11.24
06-3W9	Large Cap Blend	T. Rowe Price Dividend Growth I: Class Inst Investment Adviser: T. Rowe Price	0.50		13.65	10.85

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-4PK	Diversified Emerging Markets	T. Rowe Price Emerging Markets Stock I: Class Inst Investment Adviser: T. Rowe Price SubAdviser: T. Rowe Price Singapore Private Ltd	0.98	*	-1.50	-3.96
06-FFP	Large Cap Value	T. Rowe Price Equity Income I: Class Inst Investment Adviser: T. Rowe Price	0.56		12.00	8.72
06-GPC	Specialty	T. Rowe Price Financial Services I: Class Inst Investment Adviser: T. Rowe Price	0.78	*	31.06	14.41
06-47W	World Allocation	T. Rowe Price Global Allocation I: Class Inst Investment Adviser: T. Rowe Price SubAdviser: T. Rowe Price Hong Kong Limited;T. Rowe Price Singapore Private Ltd;T. Rowe Price Japan, Inc;T. Rowe Price International Ltd; T. Rowe Price Australia Limited	0.82	*	10.00	6.13
06-64T	World Bond	T. Rowe Price Global Multi-Sector Bd I: Class Inst Investment Adviser: T. Rowe Price SubAdviser: T. Rowe Price Hong Kong Limited;T. Rowe Price International Ltd	0.51	*	4.42	1.56
06-4GP	Specialty	T. Rowe Price Global Technology I: Class Inst Investment Adviser: T. Rowe Price	0.78		33.33	12.44
06-FFR	Large Cap Growth	T. Rowe Price Growth Stock I: Class Inst Investment Adviser: T. Rowe Price	0.52		29.76	13.26
06-4GC	Specialty	T. Rowe Price Health Sciences I: Class Inst Investment Adviser: T. Rowe Price	0.67		1.94	6.45
06-63M	Foreign Small/Mid Eqty	T. Rowe Price International Discovery: Class Inv Investment Adviser: T. Rowe Price SubAdviser: T. Rowe Price International Limited;T. Rowe Price Hong Kong Limited;T. Rowe Price Japan, Inc	1.25		3.67	4.01	6.80
06-FFT	Foreign Value	T. Rowe Price International Value Eq I: Class Inst Investment Adviser: T. Rowe Price SubAdviser: T. Rowe Price International Ltd	0.68		8.01	6.37
06-6YN	Mid Cap Growth	T. Rowe Price Instl Mid-Cap Equity Gr: Class Inst*** Investment Adviser: T. Rowe Price Associates, Inc. SubAdviser: T. Rowe Price Investment Management,Inc.	0.61		9.67	7.78	10.55
06-6RT	Small Cap Growth	T. Rowe Price Integrated US Sm Gr Eq I: Class Inst Investment Adviser: T. Rowe Price	0.65		13.06	8.06

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-FFV	Mid Cap Growth	T. Rowe Price Mid-Cap Growth I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc. SubAdviser: T. Rowe Price Investment Management,Inc.	0.63		9.54	7.92
06-FFW	Mid Cap Value	T. Rowe Price Mid-Cap Value I: Class Inst Investment Adviser: T. Rowe Price	0.71		16.49	12.75
06-4GR	Specialty	T. Rowe Price New Era I: Class Inst Investment Adviser: T. Rowe Price	0.57		4.71	6.87
06-3XK	Mid Cap Growth	T. Rowe Price New Horizons I: Class Inst Investment Adviser: T. Rowe Price	0.66		3.99	6.69
06-3RR	Foreign Blend	T. Rowe Price Overseas Stock I: Class Inst Investment Adviser: T. Rowe Price SubAdviser: T. Rowe Price International Ltd	0.67		2.95	4.53
06-GFP	Specialty	T. Rowe Price Real Estate I: Class Inst Investment Adviser: T. Rowe Price	0.63	*	3.91	2.74
06-4GT	Small Cap Growth	T. Rowe Price Small-Cap Stock I: Class Inst*** Investment Adviser: T. Rowe Price SubAdviser: T. Rowe Price Investment Management,Inc.	0.77		11.78	8.13
06-4MP	Balanced	T. Rowe Price Spectrum Mod Gr Allc I: Class Inst Investment Adviser: T. Rowe Price SubAdviser: T. Rowe Price International Limited;T. Rowe Price Hong Kong Limited;T. Rowe Price Investment Management,Inc.	0.64	*	12.70	7.43
06-4GV	Large Cap Value	T. Rowe Price Value I: Class Inst Investment Adviser: T. Rowe Price	0.57	*	15.18	10.55
06-GCR	Foreign Value	Templeton Foreign R6: Class Retirement Investment Adviser: Franklin Templeton Invts	0.74	*	-2.26	3.73	3.60
06-FGT	World Bond	Templeton Global Bond R6: Class Retirement Investment Adviser: Franklin Templeton Investments	0.58	*	-11.54	-4.76	-1.64
06-4GW	Diversified Emerging Markets	Thornburg Developing World R6: Class Retirement Investment Adviser: Thornburg Investment Management Inc	0.94	*	5.88	0.23	2.93
06-GPF	Foreign Blend	Thornburg International Equity R6: Class Retirement Investment Adviser: Thornburg Investment Management Inc	0.70	*	11.78	7.51	6.94
06-4GX	Foreign Growth	Thornburg International Growth R6: Class Retirement Investment Adviser: Thornburg Investment Management Inc	0.89	*	2.52	3.02	5.35

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-39W	World Allocation	Thornburg Investment Income Builder R6: Class Retirement Investment Adviser: Thornburg Investment Management Inc	0.84	*	13.44	8.20
06-GCV	Short Term Bond	Thornburg Limited Term Income R6: Class Retirement Investment Adviser: Thornburg Investment Management Inc	0.42	*	4.79	2.13
06-4XJ	Multisector Bond	Thornburg Strategic Income R6: Class Retirement Investment Adviser: Thornburg Investment Management Inc	0.53	*	4.82	3.39
06-GPG	Large Cap Blend	Touchstone Focused Instl: Class Inst Investment Adviser: Fort Washington Investment Advisors Inc SubAdviser: Fort Washington Investment Advisors Inc	0.85	*	18.92	14.04	11.66
06-3GK	Large Cap Blend	Touchstone Large Cap Focused Instl: Class Inst Investment Adviser: Fort Washington Investment Advisors Inc SubAdviser: Fort Washington Investment Advisors Inc	0.71	*	20.64	14.32	13.23
06-GPJ	Mid Cap Growth	Touchstone Mid Cap Growth Inst: Class Inst*** Investment Adviser: Westfield Capital Management Company, L.P. SubAdviser: Westfield Capital Management Company, L.P.	0.87	*	16.32	9.76	11.23
06-4Y4	Mid Cap Growth	Touchstone Mid Cap Growth R6: Class Retirement Investment Adviser: Westfield Capital Management Company, L.P. SubAdviser: Westfield Capital Management Company, L.P.	0.78	*	16.46
06-6PW	Mid Cap Blend	Touchstone Mid Cap R6: Class Retirement Investment Adviser: The London Company of Virginia, LLC SubAdviser: London Company of Virginia	0.79	*	8.59
06-4PF	Small Cap Blend	Touchstone Small Company R6: Class Retirement Investment Adviser: Fort Washington Investment Advisors Inc SubAdviser: Fort Washington Investment Advisors Inc	0.81	*	13.64	10.55	9.96
06-6RX	Mgd Asset Allocation	T. Rowe Price Retirement 2005 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.34		8.22
06-6RY	Mgd Asset Allocation	T. Rowe Price Retirement 2010 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.34		8.71
06-6T3	Mgd Asset Allocation	T. Rowe Price Retirement 2015 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.35		8.98
06-6T4	Mgd Asset Allocation	T. Rowe Price Retirement 2020 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.37		9.29
06-6T6	Mgd Asset Allocation	T. Rowe Price Retirement 2025 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.38		9.91

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-6T7	Mgd Asset Allocation	T. Rowe Price Retirement 2030 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.40		10.92
06-6T9	Mgd Asset Allocation	T. Rowe Price Retirement 2035 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.42		12.15
06-6TC	Mgd Asset Allocation	T. Rowe Price Retirement 2040 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.43		13.38
06-6TF	Mgd Asset Allocation	T. Rowe Price Retirement 2045 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.44		14.21
06-6TG	Mgd Asset Allocation	T. Rowe Price Retirement 2050 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.45		14.39
06-6TH	Mgd Asset Allocation	T. Rowe Price Retirement 2055 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.46		14.55
06-6TJ	Mgd Asset Allocation	T. Rowe Price Retirement 2060 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.46		14.53
06-6TK	Mgd Asset Allocation	T. Rowe Price Retirement 2065 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.46		14.46
06-6TM	Balanced	T. Rowe Price Retirement Balanced ClassI: Class Inst Investment Adviser: T. Rowe Price	0.34		8.09
06-6X9	Specialty	T. Rowe Price Science & Tech I: Class Inst Investment Adviser: T. Rowe Price	0.67		40.43	16.68
06-4FX	Small Cap Value	Undiscovered Managers Behavioral Val R6: Class Retirement Investment Adviser: FullerThaler SubAdviser: Fuller & Thaler Asset Management Inc	0.80	*	10.35	11.75	9.99
06-FHY	Large Cap Blend	Vanguard 500 Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.04		24.97	14.48	13.06
06-FJC	Balanced	Vanguard Balanced Index Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.07		14.59	8.28	8.17
06-4XX	Specialty	Vanguard Commodity Strategy Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.16		5.29	9.55
06-4Y3	Specialty	Vanguard Consumer Discretionary Idx Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.09		24.39	15.95	13.79
06-4XY	Specialty	Vanguard Consumer Staples Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.09		13.32	8.24	8.10
06-FJF	Foreign Blend	Vanguard Developed Markets Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.05		3.04	4.76	5.47

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-4CY	Large Cap Blend	Vanguard Dividend Growth Inv: Class Inv Investment Adviser: Wellington Management Company LLP	0.29	9.03	9.42	10.48
06-FJG	Diversified Emerging Markets	Vanguard Emerging Mkts Stock Idx Adm: Class Inst Investment Adviser: Vanguard Global Advisors, LLC	0.13	10.95	2.98	3.99
06-FJH	Specialty	Vanguard Energy Adm: Class Inst Investment Adviser: Wellington Management Company LLP	0.36	10.67	5.70	2.96
06-6N6	Specialty	Vanguard Energy Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.09	6.57	12.69	4.40
06-FJJ	Large Cap Value	Vanguard Equity-Income Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.18	15.16	9.97	10.07
06-4PP	Europe Stock	Vanguard European Stock Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.08	2.03	4.94	5.26
06-FJK	Small Cap Growth	Vanguard Explorer Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.33	10.37	9.24	10.22
06-FJM	Mid Cap Blend	Vanguard Extended Market Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.05	16.91	9.89	9.45
06-4G7	Specialty	Vanguard Financials Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.09	30.48	11.59	11.38
06-3CC	Foreign Blend	Vanguard FTSE All-Wld ex-US Idx Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.08	5.44	4.39	5.12
06-3WM	Large Cap Blend	Vanguard FTSE Social Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.13	25.97	14.53
06-GFM	Int Government Bond	Vanguard GNMA Adm: Class Inst Investment Adviser: Wellington Management Company LLP	0.11	1.16	-0.47	0.97
06-4MV	Large Cap Blend	Vanguard Growth & Income Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.24	26.28	14.77	13.04
06-FJN	Large Cap Growth	Vanguard Growth Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.05	32.66	18.36	15.75
06-FJP	Specialty	Vanguard Health Care Adm: Class Inst Investment Adviser: Wellington Management Company LLP	0.30	-1.53	5.79	7.31
06-4MW	Specialty	Vanguard Health Care Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.09	2.65	7.21	8.83
06-4MX	Large Cap Value	Vanguard High Dividend Yield Index Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.08	17.59	9.73
06-FJR	High Yield Bond	Vanguard High-Yield Corporate Adm: Class Inst Investment Adviser: Wellington Management Company LLP	0.12	6.39	3.43	4.60
APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-4XW	Specialty	Vanguard Industrials Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.09	16.97	12.17	10.86
06-GFC	Inflation-Protec Bond	Vanguard Inflation-Protected Secs Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.10	1.86	1.79	2.12
06-4G9	Specialty	Vanguard Information Technology Idx Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.09	29.26	21.44	20.76
06-FJT	Intermediate Term Bond	Vanguard Interm-Term Bond Index Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.06	1.51	0.02	1.76
06-FJV	Intermediate Term Bond	Vanguard Interm-Term Investment-Grde Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.09	3.29	1.09	2.49
06-FJW	Int Government Bond	Vanguard Interm-Term Treasury Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.10	1.48	0.08	1.23
06-3F6	Foreign Growth	Vanguard International Growth Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.25	9.48	6.64	8.68
06-4XG	Foreign Value	Vanguard International Value Inv: Class Inv Investment Adviser: Vanguard Group Inc	0.36	1.04	4.06	4.61
06-64K	Foreign Value	Vanguard Intl Hi Div Yld Adm: Class Inst*** Investment Adviser: Vanguard Group Inc	0.17	6.97	5.87
06-3C9	Int Government Bond	Vanguard Intmdt-Term Trs Idx Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.06	1.34	-0.19	1.08
06-FJX	Balanced	Vanguard LifeStrategy Cnsrv Gr Inv: Class Inv Investment Adviser: Vanguard Group Inc	0.12	7.54	3.99	4.82
06-FJY	Balanced	Vanguard LifeStrategy Growth Inv: Class Inv Investment Adviser: Vanguard Group Inc	0.14	13.18	7.99	7.95
06-FKC	Balanced	Vanguard LifeStrategy Income Inv: Class Inv Investment Adviser: Vanguard Group Inc	0.11	4.66	1.87	3.15
06-FKF	Balanced	Vanguard LifeStrategy Mod Gr Inv Shrs: Class Inv Investment Adviser: Vanguard Group Inc	0.13	10.31	6.00	6.41
06-GJY	Specialty	Vanguard Long-Term Investment-Grade Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.10	-2.70	-2.22	1.85
06-4PT	Specialty	Vanguard Long-Term Treasury Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.10	-6.32	-5.07	-0.63
06-FKG	Specialty	Vanguard Materials Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.09	0.46	8.91	7.76

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-FKH	Mid Cap Growth	Vanguard Mid Cap Growth Inv: Class Inv Investment Adviser: Vanguard Group Inc	0.33	17.81	8.40	8.91
06-FKJ	Mid Cap Blend	Vanguard Mid Cap Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.05	15.22	9.85	9.55
06-3YP	Mid Cap Growth	Vanguard Mid-Cap Growth Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.07	16.41	10.57	10.40
06-3YN	Mid Cap Value	Vanguard Mid-Cap Value Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.07	14.03	8.76	8.50
06-FKK	Specialty	Vanguard Real Estate Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.13	4.92	2.99	5.06
06-FKM	Mid Cap Value	Vanguard Selected Value Inv: Class Inv Investment Adviser: Vanguard Group Inc	0.42	7.18	10.95	8.86
06-4YJ	Short Term Bond	Vanguard Short-Term Bond Index Adm: Class Inst** Investment Adviser: Vanguard Group Inc	0.06	3.73	1.25	1.60
06-3CR	Short Term Gov Bond	Vanguard Short-Term Federal Adm: Class Inst** Investment Adviser: Vanguard Group Inc	0.10	4.26	1.31	1.49
06-4N9	Short Term Bond	Vanguard Short-Term Investment-Grade Adm: Class Inst** Investment Adviser: Vanguard Group Inc	0.09	5.06	1.97	2.27
06-4PR	Short Term Gov Bond	Vanguard Short-Term Treasury Adm: Class Inst** Investment Adviser: Vanguard Group Inc	0.10	3.83	1.17	1.31
06-FKP	Small Cap Growth	Vanguard Small Cap Growth Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.07	16.49	7.69	9.09
06-FKR	Small Cap Blend	Vanguard Small Cap Index Admiral Shares: Class Inst Investment Adviser: Vanguard Group Inc	0.05	14.23	9.30	9.09
06-FKN	Small Cap Value	Vanguard Small Cap Value Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.07	12.39	9.90	8.67
06-4MY	Mid Cap Blend	Vanguard Strategic Equity Inv: Class Inv Investment Adviser: Vanguard Group Inc	0.17	17.16	12.19	10.13
06-FKW	Mgd Asset Allocation	Vanguard Target Retirement 2020 Fund: Class Inv Investment Adviser: Vanguard Group Inc	0.08	7.75	4.75	5.58
06-FKX	Mgd Asset Allocation	Vanguard Target Retirement 2025 Fund: Class Inv Investment Adviser: Vanguard Group Inc	0.08	9.44	5.66	6.32
06-FKY	Mgd Asset Allocation	Vanguard Target Retirement 2030 Fund: Class Inv Investment Adviser: Vanguard Group Inc	0.08	10.64	6.44	6.92

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-FMC	Mgd Asset Allocation	Vanguard Target Retirement 2035 Fund: Class Inv Investment Adviser: Vanguard Group Inc	0.08	11.78	7.20	7.51
06-FMF	Mgd Asset Allocation	Vanguard Target Retirement 2040 Fund: Class Inv Investment Adviser: Vanguard Group Inc	0.08	12.88	7.97	8.08
06-FMG	Mgd Asset Allocation	Vanguard Target Retirement 2045 Fund: Class Inv Investment Adviser: Vanguard Group Inc	0.08	13.91	8.73	8.57
06-FMH	Mgd Asset Allocation	Vanguard Target Retirement 2050 Fund: Class Inv Investment Adviser: Vanguard Group Inc	0.08	14.64	9.03	8.72
06-FMJ	Mgd Asset Allocation	Vanguard Target Retirement 2055 Fund: Class Inv Investment Adviser: Vanguard Group Inc	0.08	14.64	9.02	8.70
06-FMK	Mgd Asset Allocation	Vanguard Target Retirement 2060 Fund: Class Inv Investment Adviser: Vanguard Group Inc	0.08	14.63	9.02	8.70
06-34V	Mgd Asset Allocation	Vanguard Target Retirement 2065 Fund: Class Inv Investment Adviser: Vanguard Group Inc	0.08	14.62	9.01
06-6MJ	Mgd Asset Allocation	Vanguard Target Retirement 2070 Fund: Class Inv Investment Adviser: Vanguard Group Inc	0.08	14.59
06-FMM	Mgd Asset Allocation	Vanguard Target Retirement Income Fund: Class Inv Investment Adviser: Vanguard Group Inc	0.08	6.58	3.58	4.19
06-FMN	Intermediate Term Bond	Vanguard Total Bond Market Index Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.04	1.24	-0.32	1.33
06-FMP	World Bond	Vanguard Total Intl Bd Idx AdmiralTM: Class Inst Investment Adviser: Vanguard Group Inc	0.10	3.67	0.08	1.90
06-FMR	Foreign Blend	Vanguard Total Intl Stock Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.09	5.14	4.28	5.06
06-FMT	Large Cap Blend	Vanguard Total Stock Mkt Idx Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.04	23.74	13.80	12.49
06-FMV	Large Cap Growth	Vanguard US Growth AdmiralTM: Class Inst Investment Adviser: Vanguard Group Inc	0.22	32.03	15.65	14.75
06-4N7	Specialty	Vanguard Utilities Index Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.09	23.06	6.04	8.21
06-FMW	Large Cap Value	Vanguard Value Index Adm: Class Inst Investment Adviser: Vanguard Group Inc	0.05	15.99	9.93	9.99
06-GCT	Balanced	Vanguard Wellesley® Income AdmiralTM: Class Inst Investment Adviser: Wellington Management Company LLP	0.16	5.97	4.01	5.26
06-GFF	Balanced	Vanguard WellingtonTM AdmiralTM: Class Inst Investment Adviser: Wellington Management Company LLP	0.18	14.86	8.24	8.44
APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-4V3	Large Cap Value	Vanguard WindsorTM II AdmiralTM: Class Inst Investment Adviser: Vanguard Group Inc	0.23		14.29	12.18	10.43
06-6TP	Foreign Value	Vanguard International Dividend Gr Inv: Class Inv Investment Adviser: Wellington Management Company LLP	0.55		-3.03
06-4NT	Intermediate Term Bond	Victory Core Plus Intermediate Bond R6: Class Retirement Investment Adviser: Victory Capital Management Inc.	0.42		2.95	1.43
06-3RF	Mid Cap Value	Victory Integrity Mid-Cap Value R6: Class Retirement Investment Adviser: Victory Capital Management Inc.	0.60	*	12.23	9.98
06-3JN	Small Cap Value	Victory Integrity Small-Cap Value R6: Class Retirement Investment Adviser: Victory Capital Management Inc.	0.96		4.90	9.13	7.39
06-4NW	Foreign Blend	Victory International R6: Class Retirement Investment Adviser: Wellington Management Company LLP SubAdviser: Wellington Management Company LLP	0.87	*	5.06	4.74
06-4NV	Large Cap Growth	Victory Nasdaq 100 Index R6: Class Retirement Investment Adviser: Victory Capital Management Inc.	0.29		25.61	19.83
06-6WF	World Stock	Victory RS Global R6: Class Retirement Investment Adviser: Victory Capital Management Inc.	0.55	*	20.04	12.26
06-33C	Small Cap Growth	Victory RS Small Cap Growth R6: Class Retirement Investment Adviser: Victory Capital Management Inc.	1.06	*	11.43	0.87
06-3R9	Diversified Emerging Markets	Victory Sophus Emerging Markets R6: Class Retirement Investment Adviser: Victory Capital Management Inc.	0.89	*	5.67	0.67
06-FMX	Mid Cap Value	Victory Sycamore Established Value R6: Class Retirement*** Investment Adviser: Victory Capital Management Inc.	0.54		10.24	11.11	10.80
06-FMY	Small Cap Value	Victory Sycamore Small Company Opp R6: Class Retirement*** Investment Adviser: Victory Capital Management Inc.	0.85		5.59	7.70
06-GFH	Foreign Small/Mid Eqty	Victory Trivalent International Sm-Cp R6: Class Retirement Investment Adviser: Victory Capital Management Inc.	1.03		4.66	3.73	6.01
06-3RC	Foreign Blend	Victory Trivalent Intl Fd-Core Eq R6: Class Retirement Investment Adviser: Victory Capital Management Inc.	0.55	*	8.69	4.71
06-FFJ	Large Cap Value	Virtus Ceredex Large-Cap Value Equity R6: Class Retirement Investment Adviser: Ceredex Value Advisors SubAdviser: Ceredex Value Advisors LLC	0.72	*	10.87	7.55	8.15

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-FFK	Mid Cap Value	Virtus Ceredex Mid-Cap Value Equity R6: Class Retirement Investment Adviser: Ceredex Value Advisors SubAdviser: Ceredex Value Advisors LLC	0.79	*	10.24	6.25	7.83
06-4PH	Specialty	Virtus Duff & Phelps Real Estate Secs R6: Class Retirement Investment Adviser: Duff & Phelps Inv Mgmt Co (IL) SubAdviser: Duff & PheLPs Investment Management Co	0.79	*	11.28	5.98	6.44
06-6XV	Mid Cap Growth	Virtus KAR Mid-Cap Core R6: Class Retirement Investment Adviser: Kayne Anderson Rudnick Investment Management LLC SubAdviser: Kayne Anderson Rudnick Investment Management LLC	0.87	*	5.28	10.43
06-64N	Small Cap Growth	Virtus KAR Small-Cap Growth R6: Class Retirement Investment Adviser: Kayne Anderson Rudnick Investment Management LLC SubAdviser: Kayne Anderson Rudnick Investment Management LLC	1.00		9.85	6.73
06-4NN	Mid Cap Value	Virtus NFJ Mid-Cap Value R6: Class Retirement Investment Adviser: NFJ Investment Group, LLC SubAdviser: NFJ Investment Group LLC – Dallas	0.60	*	3.96	6.31
06-CPJ	Small Cap Value	Virtus NFJ Small-Cap Value R6: Class Retirement Investment Adviser: NFJ Investment Group, LLC SubAdviser: NFJ Investment Group LLC – Dallas	0.77	*	6.07	5.65	5.24
06-47K	Specialty	Virtus Seix Floating Rate High Inc R6: Class Retirement Investment Adviser: Seix Investment Advisors SubAdviser: Virtus Fixed Income Advisers, LLC	0.54	*	8.68	5.13
06-3CX	Intermediate Term Bond	Virtus Seix Total Return Bond R6: Class Retirement Investment Adviser: Seix Investment Advisors SubAdviser: Virtus Fixed Income Advisers, LLC	0.31	*	1.28	0.25	1.43
06-3N4	Diversified Emerging Markets	Virtus SGA Emerging Markets Equity R6: Class Retirement Investment Adviser: Sustainable Growth Advisers, LP	0.98	*	-8.05	-4.98	-0.13
06-3YT	Small Cap Blend	Virtus Small-Cap R6: Class Retirement Investment Adviser: Virtus Investment Advisers, LLC SubAdviser: Virtus Systematic	1.04	*	19.60	9.34
06-4NR	Intermediate Term Bond	Voya Intermediate Bond R6: Class Retirement Investment Adviser: Voya Investment Management Co. LLC SubAdviser: Voya Investment Management Co. LLC	0.29		2.93	0.27	2.03

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-6N7	Large Cap Value	Voya Large Cap Value R6: Class Retirement Investment Adviser: Voya Investment Management Co. LLC (US) SubAdviser: Voya Investment Management Co. LLC	0.74	*	16.90	11.51	9.39
06-6JT	Small Cap Growth	Voya Small Cap Growth R6: Class Retirement Investment Adviser: Voya Investment Management Co. LLC (US) SubAdviser: Voya Investment Management Co. LLC	0.85		18.76
06-GFJ	Intermediate Term Bond	Western Asset Core Plus Bond IS: Class Inst Investment Adviser: Western Asset Management Company, LLC SubAdviser: Western Asset Management Company Pte Ltd. – Singapore; Western Asset Management Company, LLC;Western Asset Management Company Ltd. – Japan;Western Asset Management Company Limited	0.42		-0.75	-1.54	1.52
06-3TP	Mid Cap Growth	William Blair Small-Mid Cap Growth I: Class Inst Investment Adviser: William Blair	0.99	*	11.51	7.81	10.39
06-76F	Mid Cap Value	Nuveen Mid Cap Value R6: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.46		14.49	7.69	6.91
06-74P	Large Cap Blend	Amana Income Institutional: Class Inst Investment Adviser: Saturna Capital Corporation	0.76		13.16	10.55	9.88
06-74R	Large Cap Growth	Amana Growth Institutional: Class Inst Investment Adviser: Saturna Capital Corporation	0.62		16.02	15.70	14.73
06-74T	Diversified Emerging Markets	Amana Developing World Institutional: Class Inst Investment Adviser: Saturna Capital Corporation	0.98		7.22	5.58	3.06
06-74V	World Bond	Amana Participation Institutional: Class Inst Investment Adviser: Saturna Capital Corporation	0.58		4.00	1.57
06-74N	Small Cap Blend	BNY Mellon Small Cap Stock Index I: Class Inst Investment Adviser: BNY Mellon Investment Management	0.26		8.48	8.14
06-73J	High Yield Bond	Fidelity Advisor Short Dur Hi Inc Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd	0.66	*	8.27	3.84
06-73Y	Large Cap Growth	Fidelity Nasdaq Composite Index: Class No Load Investment Adviser: Geode Capital Management, LLC SubAdviser: Geode Capital Management, LLC	0.29	*	29.48	17.55	16.13

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-74C	Small Cap Blend	Fidelity Advisor Stock Selector Sm Cp Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd	0.76		14.65	11.35
06-74F	Small Cap Blend	T. Rowe Price Small-Cap Value I: Class Inst Investment Adviser: T. Rowe Price SubAdviser: T. Rowe Price Investment Management,Inc.	0.66		11.05	7.56
06-74G	Foreign Small/Mid Eqty	Oakmark International Small Cap Instl: Class Inst Investment Adviser: Harris Associates L.P.	1.08		-2.73	4.66
06-74H	Specialty	Fidelity Select Health Care: Class No Load Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	0.65		4.93	5.74	8.22
06-74J	Foreign Growth	Goldman Sachs GQG Ptnrs Intl Opps R6: Class Retirement Investment Adviser: GQG Partners LLC SubAdviser: GQG Partners LLC	0.75	*	5.21	8.29
06-74K	Specialty	Franklin Convertible Securities R6: Class Retirement*** Investment Adviser: Franklin Templeton Invts	0.51	*	16.22	11.35	11.16
06-74M	Small Cap Growth	Fidelity Small Cap Growth K6: Class Retirement*** Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	0.61		20.99	10.55
06-005	High Yield Bond	AB High Income Advisor: Class Adv Investment Adviser: AllianceBernstein L.P.	0.65		8.88	3.66	4.48
06-3YR	Large Cap Growth	AB Large Cap Growth Advisor: Class Adv Investment Adviser: AllianceBernstein L.P.	0.57	*	25.44	15.87	15.71
06-146	Small Cap Growth	AB Small Cap Growth R: Class Retirement*** Investment Adviser: AllianceBernstein L.P.	1.51		18.02	7.00	10.12
06-505	Balanced	Alger Balanced I-2: Class Inst Investment Adviser: Fred Alger Management, LLC	1.07		17.06	9.87	8.92
06-510	Large Cap Growth	Alger Capital Appreciation Ptfl I-2: Class Inst Investment Adviser: Fred Alger Management, LLC	0.95		48.13	17.84	15.55

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-500	Large Cap Growth	Alger Large Cap Growth I-2: Class Inst Investment Adviser: Fred Alger Management, LLC	0.84	*	42.89	16.79	13.87
06-197	Small Cap Growth	Alger Small Cap Growth Institutional I: Class Inst Investment Adviser: Fred Alger Management, LLC	1.41		7.77	3.70	7.55
06-485	Balanced	American Century Strat Allc: Cnsrv Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.83	*	7.75	5.15	5.03
06-33X	Foreign Value	American Beacon International Eq Inv: Class Inv Investment Adviser: American Beacon Advisors Inc SubAdviser: Lazard Asset Management LLC;American Century Investment Management Inc;Causeway Capital Management LLC	1.11		1.78	3.98	3.91
06-34F	Small Cap Value	American Beacon Small Cp Val Inv: Class Inv Investment Adviser: American Beacon Advisors Inc SubAdviser: Barrow Hanley Mewhinney & Strauss LLC;Brandywine Global Investment Mgmt, LLC;DePrince Race & Zollo Inc;Hotchkis and Wiley Capital Mgmt LLC	1.15		7.05	8.68	7.36
06-694	Large Cap Growth	American Century Disciplined Growth Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.92	*	31.36	16.26	13.37
06-721	Intermediate Term Bond	American Century Diversified Bond Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.60		1.31	-0.32	1.10
06-206	Diversified Emerging Markets	American Century Emerging Markets Inv: Class Inv Investment Adviser: American Century Investment Management Inc	1.27		11.44	-0.17	3.48
06-048	Large Cap Blend	American Century Equity Growth Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.66		24.70	11.61	10.34
06-475	Large Cap Value	American Century Equity Income Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.93		10.53	5.60	7.82
06-355	Large Cap Value	American Century Focused Lg Cap Val A: Class A Investment Adviser: American Century Investment Management Inc	1.09		10.87	7.44	7.43
06-435	Int Government Bond	American Century Ginnie Mae A: Class A Investment Adviser: American Century Investment Management Inc	0.80		0.24	-1.27	0.18
06-445	Large Cap Growth	American Century Growth A: Class A Investment Adviser: American Century Investment Management Inc	1.14	*	25.92	16.11	14.68
06-046	Mid Cap Growth	American Century Heritage Inv: Class Inv Investment Adviser: American Century Investment Management Inc	1.00		24.85	11.37	10.93

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-460	Large Cap Value	American Century Discplnd Cor Val Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.66		13.26	8.24	8.29
06-185	Inflation-Protec Bond	American Century Inflation Adjs Bond A: Class A Investment Adviser: American Century Investment Management Inc	0.79		1.53	1.29	1.58
06-3VG	Foreign Small/Mid Eqty	American Century International Opps Inv: Class Inv Investment Adviser: American Century Investment Management Inc	1.44	*	1.31	1.20	4.85
06-420	Foreign Growth	American Century International Gr Inv: Class Inv Investment Adviser: American Century Investment Management Inc	1.22		2.31	3.25	4.68
06-396	Mid Cap Value	American Century Mid Cap Value Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.98		8.55	7.27	7.95
06-413	Mgd Asset Allocation	American Century One Choice 2025 Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.78	*	7.66	4.69	5.12
06-414	Mgd Asset Allocation	American Century One Choice 2030 Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.80	*	8.07	5.07	5.50
06-416	Mgd Asset Allocation	American Century One Choice 2035 Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.83	*	8.69	5.48	5.91
06-417	Mgd Asset Allocation	American Century One Choice 2040 Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.85	*	9.51	5.95	6.35
06-418	Mgd Asset Allocation	American Century One Choice 2045 Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.88	*	10.40	6.48	6.83
06-419	Mgd Asset Allocation	American Century One Choice 2050 Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.90	*	11.27	7.10	7.29
06-436	Mgd Asset Allocation	American Century One Choice 2055 Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.89	*	12.10	7.50	7.55
06-CKT	Mgd Asset Allocation	American Century One Choice 2060 Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.89	*	12.45	7.70
06-63N	Mgd Asset Allocation	American Century One Choice 2065 Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.89	*	12.75
06-427	Mgd Asset Allocation	American Century One Choice In Ret Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.76	*	7.54	4.56	4.76
06-269	Specialty	American Century Real Estate Inv: Class Inv Investment Adviser: American Century Investment Management Inc	1.15		7.63	3.10	5.15
06-440	Large Cap Growth	American Century Select Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.90	*	26.16	16.03	15.00

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-200	Small Cap Growth	American Century Small Cap Growth A: Class A Investment Adviser: American Century Investment Management Inc	1.42		14.62	9.59	10.52
06-470	Small Cap Value	American Century Small Cap Value Inv: Class Inv*** Investment Adviser: American Century Investment Management Inc	1.09		7.20	9.62	9.01
06-385	Small Cap Blend	American Century Small Company A: Class A Investment Adviser: American Century Investment Management Inc	1.11		4.16	6.73	5.64
06-480	Balanced	American Century Strat Allc: Agrsv Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.79	*	13.06	8.45	7.96
06-490	Balanced	American Century Strat Allc: Mod Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.84	*	10.48	6.82	6.57
06-450	Large Cap Growth	American Century Ultra® Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.89	*	29.55	18.27	16.44
06-696	Large Cap Value	American Century Value Inv: Class Inv Investment Adviser: American Century Investment Management Inc	0.99	*	9.12	8.24	7.86
06-958	Mgd Asset Allocation	American Funds 2010 Trgt Date Retire R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.63		7.85	4.63	4.88
06-969	Mgd Asset Allocation	American Funds 2015 Trgt Date Retire R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.64		8.02	4.90	5.19
06-972	Mgd Asset Allocation	American Funds 2020 Trgt Date Retire R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.64		8.68	5.27	5.63
06-974	Mgd Asset Allocation	American Funds 2025 Trgt Date Retire R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.65		8.94	5.86	6.30
06-977	Mgd Asset Allocation	American Funds 2030 Trgt Date Retire R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.67		10.49	6.80	7.25
06-979	Mgd Asset Allocation	American Funds 2035 Trgt Date Retire R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.68		12.39	8.06	8.33
06-982	Mgd Asset Allocation	American Funds 2040 Trgt Date Retire R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.70		14.37	9.02	8.97
06-984	Mgd Asset Allocation	American Funds 2045 Trgt Date Retire R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.71		14.82	9.22	9.14
06-997	Mgd Asset Allocation	American Funds 2050 Trgt Date Retire R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.72		15.02	9.25	9.21
06-999	Mgd Asset Allocation	American Funds 2055 Trgt Date Retire R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.74		15.16	9.22	9.19

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-CGF	Mgd Asset Allocation	American Funds 2060 Trgt Date Retire R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.74		15.25	9.22
06-4R3	Mgd Asset Allocation	American Funds 2065 Trgt Date Retire R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.74		15.26
06-6YF	Mgd Asset Allocation	American Funds 2070 Trgt Date Retire R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.76
06-207	Large Cap Growth	American Funds AMCAP R4: Class Retirement Investment Adviser: Capital Group	0.68		21.12	11.13	10.89
06-446	Balanced	American Funds American Balanced R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.60		14.90	8.09	8.09
06-208	High Yield Bond	American Funds American High-Inc R4: Class Retirement Investment Adviser: Capital Group	0.67		9.48	5.27	5.01
06-3MK	Large Cap Value	American Funds American Mutual R4: Class Retirement Investment Adviser: Capital Group	0.62		14.92	9.43	9.31
06-3MM	World Allocation	American Funds Capital Income Bldr R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.62		10.22	5.77	5.50
06-211	World Stock	American Funds Capital World Gr&Inc R4: Class Retirement Investment Adviser: Capital Group	0.76		13.86	8.53	8.19
06-212	Foreign Growth	American Funds Europacific Growth R4: Class Retirement Investment Adviser: Capital Group	0.82		4.68	3.58	5.30
06-214	Large Cap Blend	American Funds Fundamental Invs R4: Class Retirement Investment Adviser: Capital Group	0.62		22.98	12.65	11.96
06-216	Large Cap Growth	American Funds Growth Fund of Amer R4: Class Retirement Investment Adviser: Capital Group	0.64		28.39	14.92	13.63
06-3MN	Balanced	American Funds Income Fund of Amer R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.62		10.82	6.53	6.66
06-209	Short Term Bond	American Funds Interm Bd Fd of Amer R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.59	*	2.95	1.15	1.42
06-503	World Stock	American Funds New Perspective R4: Class Retirement Investment Adviser: Capital Group	0.76		16.74	11.09	11.08
06-689	Diversified Emerging Markets	American Funds New World R4: Class Retirement Investment Adviser: Capital Research and Management Company	0.92		6.52	4.70	6.20
06-332	World Stock	American Funds SMALLCAP World R4: Class Retirement Investment Adviser: Capital Research and Management Company	1.00		2.36	5.28	7.72

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-448	Large Cap Blend	American Funds Washington Mutual R4: Class Retirement Investment Adviser: Capital Group	0.61		18.96	12.02	11.30
06-4TG	Mid Cap Blend	AMG GW&K Small Mid Cap Core I: Class Inst*** Investment Adviser: GW&K Investment Management, LLC SubAdviser: GW&K Investment Management, LLC	0.87	*	10.85	10.12
06-FXW	Large Cap Growth	AMG Renaissance Large Cap Growth N: Class N Investment Adviser: Renaissance Investment Management SubAdviser: Renaissance Group LLC	1.00	*	20.80	15.02	12.68
06-4TF	Diversified Emerging Markets	AQR Emerging Multi-Style II N: Class N Investment Adviser: AQR Capital Management	0.97	*	11.71	2.94
06-BBB	Foreign Value	AQR International Multi-Style N: Class N Investment Adviser: AQR Capital Management	0.87	*	4.62	5.27	4.66
06-CCC	Large Cap Blend	AQR Large Cap Multi-Style N: Class N Investment Adviser: AQR Capital Management	0.66	*	22.57	13.53	10.59
06-CCF	Small Cap Blend	AQR Small Cap Multi-Style N: Class N Investment Adviser: AQR Capital Management	0.86	*	10.93	10.68	8.05
06-335	Mid Cap Value	Ariel Appreciation Investor: Class Inv Investment Adviser: Ariel Investments, LLC	1.14		6.30	6.83	6.13
06-CKV	Foreign Value	Ariel International Investor: Class Inv Investment Adviser: Ariel Investments, LLC	1.17	*	5.36	2.75	3.43
06-330	Mid Cap Value	Ariel Fund Investor: Class Inv Investment Adviser: Ariel Investments, LLC	1.00		11.79	8.56	7.62
06-587	Large Cap Value	BlackRock Equity Dividend Instl: Class Inst Investment Adviser: BlackRock Inc	0.72		9.74	8.23	9.07
06-528	World Allocation	BlackRock Global Allocation Instl: Class Inst Investment Adviser: BlackRock Inc SubAdviser: BlackRock International Limited;BlackRock (Singapore) Ltd	0.85	*	9.24	6.01	5.51
06-4WH	Int Government Bond	BlackRock Mortgage-Backed Secs Inv A: Class A Investment Adviser: BlackRock Inc	0.68	*	0.94	-1.08	0.38
06-CGM	Specialty	BlackRock Health Sciences Opps Instl: Class Inst Investment Adviser: BlackRock Inc	0.84		4.12	6.48	9.35
06-CHP	High Yield Bond	BlackRock High Yield Port Svc: Class S Investment Adviser: BlackRock Inc SubAdviser: BlackRock International Limited	0.86	*	8.16	4.05	4.78

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-GHG	Mid Cap Growth	BlackRock Mid-Cap Growth Equity Instl: Class Inst Investment Adviser: BlackRock Inc	0.80	*	12.44	8.61	12.12
06-FRY	Balanced	BlackRock Multi-Asset Income Investor A: Class A Investment Adviser: BlackRock Inc SubAdviser: BlackRock Asset Management North Asia Ltd;BlackRock International Limited;BlackRock (Singapore) Ltd	0.82	*	7.12	3.55	4.01
06-529	Small Cap Growth	BlackRock Advantage Small Cap Gr Instl: Class Inst Investment Adviser: BlackRock Inc	0.50	*	14.07	7.03	8.41
06-FTG	Intermediate Term Bond	BlackRock Strategic Income Opps Inv A: Class A Investment Adviser: BlackRock Inc SubAdviser: BlackRock International Limited;BlackRock (Singapore) Ltd	0.99	*	5.03	2.62	2.67
06-093	Intermediate Term Bond	BlackRock Total Return Inv A: Class A Investment Adviser: BlackRock Inc SubAdviser: BlackRock International Limited;BlackRock (Singapore) Ltd	0.75		1.35	-0.31	1.34
06-CCY	Specialty	BNY Mellon Natural Resources I: Class Inst Investment Adviser: Newton Investment Management Group SubAdviser: Newton Investment Management North America, LLC	0.89		0.95	15.34	8.28
06-709	World Bond	BrandywineGLOBAL Global Opp Bond FI: Class Other Investment Adviser: Brandywine Global Investment Mgmt, LLC SubAdviser: Brandywine Global Investment Mgmt, LLC	0.97		-9.65	-3.01	-0.55
06-345	Large Cap Growth	Calvert Equity A: Class A Investment Adviser: Atlanta Capital Management Company,LLC SubAdviser: Atlanta Capital Management Company,LLC	0.90		8.39	11.04	12.44
06-340	Intermediate Term Bond	Calvert Income A: Class A Investment Adviser: Calvert Research and Management	0.95		4.53	1.07	2.66
06-516	Small Cap Blend	Calvert Small-Cap A: Class A Investment Adviser: Calvert Research and Management	1.19		11.93	7.50	8.51
06-520	Mid Cap Blend	Calvert VP SRI Mid Cap: Class N/A Investment Adviser: Calvert Research and Management	0.99	*	10.22	5.05	6.40
06-712	Large Cap Blend	ClearBridge Appreciation FI: Class Other Investment Adviser: ClearBridge Investments, LLC. SubAdviser: ClearBridge Investments, LLC	1.05		22.34	12.49	11.69
06-711	Large Cap Blend	ClearBridge Growth FI: Class Other Investment Adviser: ClearBridge Investments, LLC. SubAdviser: ClearBridge Investments, LLC	1.16		12.12	5.86	5.79

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-GJR	Foreign Value	ClearBridge International Value A: Class A Investment Adviser: ClearBridge Investments, LLC. SubAdviser: ClearBridge Investments, LLC	1.29	*	2.26	3.88	2.71
06-GJV	Large Cap Growth	ClearBridge Large Cap Growth A: Class A Investment Adviser: ClearBridge Investments, LLC. SubAdviser: ClearBridge Investments, LLC	1.05		27.65	14.50	14.18
06-4VC	Specialty	Cohen & Steers Global Infrastructure A: Class A Investment Adviser: Cohen & Steers Capital Management, Inc. SubAdviser: Cohen & Steers Asia Limited;Cohen & Steers UK Limited	1.21		11.21	4.25	5.61
06-4VF	Specialty	Cohen & Steers Real Estate Securities A: Class A Investment Adviser: Cohen & Steers Capital Management, Inc.	1.10		6.48	4.15	6.70
06-863	Foreign Small/Mid Eqty	Columbia Acorn International Adv: Class Adv*** Investment Adviser: Columbia Threadneedle Investments	0.99	*
06-66N	Balanced	Columbia Capital Allocation Agrsv A: Class A Investment Adviser: Columbia Threadneedle Investments	1.03		15.43	8.26	8.10
06-66C	Balanced	Columbia Capital Allocation Cnsrv A: Class A Investment Adviser: Columbia Threadneedle Investments	0.96		5.30	2.00	2.78
06-66G	Balanced	Columbia Capital Allocation Mod A: Class A Investment Adviser: Columbia Threadneedle Investments	0.95		10.26	5.15	5.67
06-66K	Balanced	Columbia Capital Alloc Mod Agrsv A: Class A Investment Adviser: Columbia Threadneedle Investments	1.01		12.99	6.73	6.94
06-095	Large Cap Blend	Columbia Contrarian Core Adv: Class Adv*** Investment Adviser: Columbia Threadneedle Investments	0.72	*
06-73K	Large Cap Blend	Columbia Contrarian Core Inst: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.74		23.35	15.06	12.76
06-096	Large Cap Value	Columbia Dividend Income Adv: Class Adv*** Investment Adviser: Columbia Threadneedle Investments	0.65
06-73M	Large Cap Value	Columbia Dividend Income Inst: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.65		15.01	10.46	10.75
06-438	Emerging Market Bond	Columbia Emerging Markets Bond A: Class A Investment Adviser: Columbia Threadneedle Investments	1.13		5.98	0.49	2.73
06-67P	Large Cap Growth	Columbia Integrated Large Cap Gr A: Class A Investment Adviser: Columbia Threadneedle Investments	0.79	*	31.63	17.54	15.31

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-67T	Small Cap Growth	Columbia Integrated Small Cap Gr A: Class A Investment Adviser: Columbia Threadneedle Investments	1.24	*	19.06	8.13
06-334	Mid Cap Blend	Columbia Mid Cap Index A: Class No Load Investment Adviser: Columbia Threadneedle Investments	0.45	*	13.40	9.83	9.18
06-FTN	Foreign Value	Columbia Overseas Value Adv: Class Adv*** Investment Adviser: Columbia Threadneedle Investments	0.92	*
06-73N	Foreign Value	Columbia Overseas Value Inst: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.92	*	4.74	4.82	5.89
06-73P	Intermediate Term Bond	Columbia Quality Income Inst: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.63	*	1.77	-1.32	0.86
06-946	Small Cap Value	Columbia Select Small Cap Value Adv: Class Adv*** Investment Adviser: Columbia Threadneedle Investments	0.97	*
06-4NM	World Stock	Columbia Select Global Equity Advisor: Class Adv*** Investment Adviser: Columbia Threadneedle Investments	0.97	*
06-73R	World Stock	Columbia Select Global Equity Inst: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.97	*	17.72	10.65	11.51
06-099	Large Cap Value	Columbia Select Large Cap Value Adv: Class Adv*** Investment Adviser: Columbia Threadneedle Investments	0.55	*
06-73T	Large Cap Value	Columbia Select Large Cap Value Inst: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.55	*	12.84	9.79	9.33
06-64V	Mid Cap Growth	Columbia Select Mid Cap Growth Fund A: Class A Investment Adviser: Columbia Threadneedle Investments	1.12	*	23.41	10.63	10.73
06-098	Mid Cap Value	Columbia Select Mid Cap Value Adv: Class Adv*** Investment Adviser: Columbia Threadneedle Investments	0.90
06-73V	Mid Cap Value	Columbia Select Mid Cap Value Instl: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.90		13.16	9.92	8.49
06-869	Specialty	Columbia Seligman Tech & Info Adv: Class Adv*** Investment Adviser: Columbia Threadneedle Investments	0.93
06-336	Small Cap Blend	Columbia Small Cap Index A: Class No Load Investment Adviser: Columbia Threadneedle Investments	0.45		8.23	7.86	8.45
06-64X	Small Cap Value	Columbia Small Cap Value II A: Class A Investment Adviser: Columbia Threadneedle Investments	1.21	*	11.32	9.89	7.70
06-64Y	Intermediate Term Bond	Columbia Total Return Bond A: Class A Investment Adviser: Columbia Threadneedle Investments	0.74	*	1.96	0.24	1.82

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-67N	Intermediate Term Bond	Columbia Total Return Bond Adv: Class Adv*** Investment Adviser: Columbia Threadneedle Investments	0.49	*
06-73W	Intermediate Term Bond	Columbia Total Return Bond Inst: Class Inst Investment Adviser: Columbia Threadneedle Investments	0.49	*	2.25	0.48	2.07
06-947	Intermediate Term Bond	Columbia Quality Income Adv: Class Adv*** Investment Adviser: Columbia Threadneedle Investments	0.63	*
06-551	Mid Cap Blend	CRM Mid Cap Value Inv: Class Inv Investment Adviser: Cramer Rosenthal McGlynn LLC	1.17		8.72	8.39	8.83
06-552	Small Cap Blend	CRM Small Cap Value Inv: Class Inv Investment Adviser: Cramer Rosenthal McGlynn LLC	1.27		17.98	6.47	7.29
06-CGR	Specialty	Macquarie Climate Solutions Y: Class Inst Investment Adviser: Macquarie Asset Management SubAdviser: Macquarie Investment Management Global Limited	1.24	*	-3.59	2.78	-3.43
06-008	World Allocation	Macquarie Asset Strategy Fund Cl Y: Class Inst Investment Adviser: Macquarie Asset Management SubAdviser: Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	1.06		13.96	8.05	5.69
06-010	Balanced	Macquarie Balanced Fund Class Y: Class Inst Investment Adviser: Macquarie Investment Management SubAdviser: Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	1.06	*	15.72	8.44	7.19
06-012	High Yield Bond	Macquarie High Income Fund Class Y: Class Inst Investment Adviser: Ivy Investment Management Company SubAdviser: Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	0.97	*	5.97	3.44	4.12
06-CGV	Specialty	Macquarie Science and Technology Y: Class Inst Investment Adviser: Macquarie Asset Management SubAdviser: Macquarie Investment Management Global Limited	1.16		31.35	14.42	13.85
06-FPF	Small Cap Blend	Macquarie Smid Cap Core Fund Class Y: Class Inst Investment Adviser: Macquarie Asset Management SubAdviser: Macquarie Investment Management Global Limited	1.14	*	14.60	8.03	8.42

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-FNG	Large Cap Value	DWS CROCI US S: Class S Investment Adviser: DWS Americas	0.68		17.75	5.90
06-3VP	Diversified Emerging Markets	DWS Emerging Markets Equity S: Class S Investment Adviser: DWS Americas SubAdviser: DWS International GmbH	1.00	*	7.48	-1.26	2.61
06-608	Specialty	DWS Enhanced Commodity Strategy S: Class S Investment Adviser: DWS Americas	1.01	*	2.53	6.23	1.34
06-632	Large Cap Blend	DWS ESG Core Equity S: Class S Investment Adviser: DWS Americas	0.55	*	23.85	15.27	10.78
06-614	Specialty	DWS RREEF Global Infrastructure S: Class S Investment Adviser: DWS Americas SubAdviser: RREEF America L.L.C.	1.11	*	11.99	4.38	4.14
06-FRC	Int Government Bond	DWS GNMA S: Class S Investment Adviser: DWS Americas	0.58	*	0.59	-1.01	0.47
06-631	World Allocation	DWS RREEF Real Assets S: Class S Investment Adviser: DWS Americas SubAdviser: RREEF America L.L.C.	1.07	*	5.44	4.59	4.54
06-617	Specialty	DWS RREEF Real Estate Securities S: Class S Investment Adviser: DWS Americas SubAdviser: RREEF America L.L.C.	0.75		6.02	3.20	5.56
06-GGM	Small Cap Blend	DWS Small Cap Core S: Class S Investment Adviser: DWS Americas	0.92		9.91	11.70	9.53
06-CHJ	Foreign Blend	Federated Hermes International Equity IS: Class Inst Investment Adviser: Federated Hermes, Inc. SubAdviser: Polaris Capital Management, LLC	0.94	*	3.22	3.84	5.76
06-049	Foreign Blend	Federated Hermes Intl Leaders IS: Class Inst Investment Adviser: Federated Hermes, Inc.	0.79	*	-0.98	5.19	4.74
06-050	Large Cap Growth	Federated Hermes Kaufmann Large Cap IS: Class Inst Investment Adviser: Federated Hermes, Inc.	0.84	*	24.65	11.17	12.09
06-051	Large Cap Blend	Federated Hermes MDT All Cap Core IS: Class Inst Investment Adviser: Federated Hermes, Inc.	0.75	*	31.07	17.36	13.64
06-4FT	Small Cap Blend	Federated Hermes MDT Small Cap Core IS: Class Inst Investment Adviser: Federated Hermes, Inc.	0.89	*	14.83	10.17	9.87

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-FTV	Small Cap Growth	Federated Hermes MDT Small Cap Growth IS: Class Inst Investment Adviser: Federated Hermes, Inc.	0.89	*	15.63	8.68	10.38
06-788	High Yield Bond	Federated Hermes Opportunistic HY Bd IS: Class Inst Investment Adviser: Federated Hermes, Inc.	0.73	*	6.68	4.21	4.97
06-CCH	Mgd Asset Allocation	Fidelity Advisor Freedom 2010 I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.48		5.19	3.16	4.40
06-CCJ	Mgd Asset Allocation	Fidelity Advisor Freedom 2015 I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.52		6.10	3.82	5.05
06-CCK	Mgd Asset Allocation	Fidelity Advisor Freedom 2020 I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.56		7.12	4.46	5.60
06-CCM	Mgd Asset Allocation	Fidelity Advisor Freedom 2025 I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.61		7.92	5.04	6.09
06-CCN	Mgd Asset Allocation	Fidelity Advisor Freedom 2030 I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.65		8.97	5.80	6.89
06-CCP	Mgd Asset Allocation	Fidelity Advisor Freedom 2035 I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.69		10.77	7.11	7.88
06-CCR	Mgd Asset Allocation	Fidelity Advisor Freedom 2040 I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.74		12.81	8.30	8.52
06-CCT	Mgd Asset Allocation	Fidelity Advisor Freedom 2045 I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.75		13.67	8.55	8.64
06-CCV	Mgd Asset Allocation	Fidelity Advisor Freedom 2050 I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.75		13.61	8.56	8.65
06-CCW	Mgd Asset Allocation	Fidelity Advisor Freedom 2055 I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.75		13.63	8.55	8.65
06-CCX	Mgd Asset Allocation	Fidelity Advisor Freedom 2060 I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.76		13.70	8.55	8.64
06-63P	Mgd Asset Allocation	Fidelity Advisor Freedom 2065 I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.76		13.68	8.53
06-CCG	Mgd Asset Allocation	Fidelity Advisor Freedom Income I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC	0.47		4.29	2.29	3.28
06-GKP	Balanced	Fidelity Advisor Real Estate Income I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	0.70		7.88	3.47	5.28

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-FTY	Balanced	Fidelity Advisor® BalancedI: Class Inst Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd	0.52
06-280	Foreign Growth	Fidelity Advisor Diversified Intl M: Class M Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd	1.37	5.90	4.66	5.62
06-028	Large Cap Blend	Fidelity Advisor Diversified Stock I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd	0.56	27.65	16.43	13.05
06-255	Large Cap Value	Fidelity Advisor Dividend Growth M: Class M Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	1.34	26.52	10.91	9.67
06-34W	Specialty	Fidelity Advisor Energy I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	0.71	4.16	12.38	4.35
06-120	Large Cap Growth	Fidelity Advisor Equity Growth M: Class M Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	1.17	29.42	18.12	15.88
06-265	Large Cap Blend	Fidelity Advisor Growth & Income M: Class M Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	1.11	20.83	12.52	10.67
APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-125	Large Cap Growth	Fidelity Advisor Growth Opps M: Class M Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	0.99	38.37	18.14	17.78
06-155	Foreign Growth	Fidelity Advisor Intl Cap App M: Class M Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd	1.37	7.49	6.26	7.54
06-232	Large Cap Blend	Fidelity Advisor® Leveraged CoStockA: Class A Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	0.99
06-295	Large Cap Growth	Fidelity Advisor New Insights A: Class A Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	0.90	34.91	15.37	13.39
06-047	Specialty	Fidelity Advisor Real Estate I: Class Inst Investment Adviser: Fidelity Institutional Asset Management SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	0.77	6.30	1.98	3.73
06-393	Small Cap Blend	Fidelity Advisor Small Cap A: Class A Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	1.28	11.22	9.92	7.95
06-841	Large Cap Growth	Fidelity Advisor Stock Sel M: Class M Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	0.98	19.20	12.88	11.44
APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-270	Mid Cap Blend	Fidelity Advisor Stock Selec Mid Cp M: Class M Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	1.17		11.90	9.05	8.67
06-026	Balanced	Fidelity Advisor Strategic Div & Inc I: Class Inst Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd	0.67		11.45	7.78	7.82
06-110	Multisector Bond	Fidelity Advisor Strategic Income A: Class A Investment Adviser: Fidelity Management and Research Company SubAdviser: FMR Investment Management (U.K.) Limited; FIL Investments (Japan) Limited;FIL Investment Advisors (FIA); FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd	0.94		5.74	2.61	3.45
06-027	Intermediate Term Bond	Fidelity Advisor Total Bond I: Class Inst Investment Adviser: Fidelity Institutional Asset Management SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA); FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd	0.49		2.41	0.86	2.24
06-322	Mid Cap Value	Fidelity Advisor Value A: Class A Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd	1.15	*	10.15	11.96	8.93
06-230	Balanced	Fidelity VIP Asset Manager Initial: Class A Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	0.53		8.50	5.65	5.66
06-245	Large Cap Growth	Fidelity VIP Contrafund Initial: Class A Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	0.56		33.79	17.04	13.62
APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-205	Large Cap Value	Fidelity VIP Equity-Income Initial: Class A Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	0.47		15.35	10.08	9.21
06-210	Large Cap Growth	Fidelity VIP Growth Initial: Class A Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	0.58		30.39	18.93	16.63
06-215	High Yield Bond	Fidelity VIP High Income Initial: Class A Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	0.77		8.97	2.74	4.17
06-220	Foreign Growth	Fidelity VIP Overseas Initial: Class A Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fil Investment Advisors; Fidelity Management & Research (Hong Kong) Ltd;FIL Investment Advisors (UK) Ltd	0.73		5.01	5.76	6.32
06-CMX	Large Cap Growth	Franklin Growth Adv: Class Adv Investment Adviser: Franklin Templeton Investments	0.54		18.14	12.67	12.65
06-CNW	Large Cap Growth	Franklin Growth Opportunities Adv: Class Adv Investment Adviser: Franklin Templeton Investments	0.66		25.82	13.82	12.97
06-719	Balanced	Franklin Income Adv: Class Adv Investment Adviser: Franklin Templeton Invts	0.46	*	7.30	6.23	5.68
06-723	World Stock	Franklin Mutual Global Discovery Z: Class Inst Investment Adviser: Franklin Templeton Invts	0.96		4.84	6.63	6.27
06-CMY	Small Cap Value	Franklin Small Cap Value Adv: Class Adv*** Investment Adviser: Franklin Templeton Investments	0.72	*	11.60	8.61	8.33
06-CNC	Mid Cap Growth	Franklin Small-Mid Cap Growth Adv: Class Adv Investment Adviser: Franklin Templeton Investments	0.61	*	11.66	10.26	9.94

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-CNF	Multisector Bond	Franklin Core Plus Bond Fund Advisor: Class Adv Investment Adviser: Franklin Templeton Investments	0.60	*	3.53	1.33	2.19
06-FPC	Specialty	Franklin Utilities Adv: Class Adv Investment Adviser: Franklin Templeton Invts	0.56		27.80	7.56	8.58
06-249	World Allocation	Goldman Sachs Growth Strategy Instl: Class Inst Investment Adviser: Goldman Sachs Asset Management, L.P.	0.60	*	14.52	8.46	7.93
06-367	Foreign Blend	Goldman Sachs Intl Eq Insghts Instl: Class Inst Investment Adviser: Goldman Sachs Asset Management, L.P.	0.82	*	6.25	5.64	6.53
06-CKX	Large Cap Growth	Goldman Sachs Large Cap Gr Insghts Inv: Class Inv Investment Adviser: Goldman Sachs Asset Management, L.P.	0.67	*	36.27	17.58	14.86
06-052	Large Cap Value	Goldman Sachs Large Cp Val Insghts Inv: Class Inv Investment Adviser: Goldman Sachs Asset Management, L.P.	0.67	*	17.68	9.34	8.64
06-252	Mid Cap Blend	Goldman Sachs Mid Cap Value Instl: Class Inst Investment Adviser: Goldman Sachs Asset Management, L.P.	0.84		12.20	9.89	8.04
06-254	Small Cap Blend	Goldman Sachs Small Cap Value Inst: Class Inst Investment Adviser: Goldman Sachs Asset Management, L.P.	0.96	*	7.69	5.73	6.37
06-257	Specialty	Goldman Sachs Technology Opps Inst: Class Inst Investment Adviser: Goldman Sachs Asset Management, L.P.	0.89	*	30.71	17.45	17.61
06-053	Large Cap Blend	Goldman Sachs US Equity Insights Inv: Class Inv Investment Adviser: Goldman Sachs Asset Management B.V.	0.68	*	28.70	14.36	12.07
06-727	Mid Cap Growth	Goldman Sachs Mid Cap Growth Inv: Class Inv Investment Adviser: Goldman Sachs Asset Management, L.P.	0.91	*	20.49	11.23	10.25
06-CGH	Cash	Goldman Sachs FS Government Adm: Class Other** Investment Adviser: Goldman Sachs Asset Management, L.P.	0.43		4.92	2.25	1.51
06-39P	Mid Cap Growth	Hartford MidCap R4: Class Retirement Investment Adviser: Wellington Management Company LLP SubAdviser: Wellington Management Company	1.16		5.83	4.54	7.87
06-3CT	Mid Cap Blend	Hartford Schroders US MidCap Opps R4: Class Retirement Investment Adviser: Schroders Investment Mgt North America SubAdviser: Schroder Investment Management North America Inc.	1.24		14.99	9.05
06-3YH	World Bond	Hartford World Bond R4: Class Retirement Investment Adviser: Wellington Management Company LLP SubAdviser: Wellington Management Company	1.05		3.65	0.67	1.41

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-893	Balanced	Invesco Active Allocation Y: Class Inst Investment Adviser: Invesco Ltd (OFI / OppenheimerFunds)	0.74		1	5.55	6.17
06-023	Large Cap Growth	Invesco American Franchise A: Class A Investment Adviser: Invesco Advisers, Inc	0.96		34.73	15.76	14.02
06-771	Large Cap Value	Invesco Comstock A: Class A Investment Adviser: Invesco Advisers, Inc	0.81		15.03	11.48	9.47
06-762	Large Cap Value	Invesco Comstock Select Y: Class Inst Investment Adviser: Invesco Advisers, Inc	0.68	*	12.30	11.23	9.34
06-894	Intermediate Term Bond	Invesco Core Bond Y: Class Inst Investment Adviser: Invesco Advisers, Inc.	0.46	*	2.37	0.14	1.76
06-571	Diversified Emerging Markets	Invesco Developing Markets Y: Class Inst Investment Adviser: Invesco Advisers, Inc	1.03		-1.12	-2.07	2.09
06-4HC	Mid Cap Growth	Invesco Discovery Mid Cap Growth R5: Class Retirement*** Investment Adviser: Invesco Advisers, Inc	0.74		24.50	10.33
06-817	Large Cap Value	Invesco Diversified Dividend Investor: Class Inv Investment Adviser: Invesco Advisers, Inc	0.71		13.26	7.68	7.74
06-810	Specialty	Invesco Energy Inv: Class Inv Investment Adviser: Invesco Advisers, Inc	1.27		6.10	11.47	0.65
06-192	Foreign Growth	Invesco EQV International Equity R5: Class Retirement*** Investment Adviser: Invesco Advisers, Inc	0.92		0.59	3.16	4.30
06-055	Specialty	Invesco Floating Rate ESG Y: Class Inst Investment Adviser: Invesco Advisers, Inc SubAdviser: Invesco Senior Secured Management Inc	0.84		7.85	5.04	4.51
06-843	World Stock	Invesco Global Opportunities Y: Class Inst Investment Adviser: Invesco Advisers, Inc	0.90		-7.24	-2.17	6.21
06-751	Multisector Bond	Invesco Global Strategic Income Y: Class Inst Investment Adviser: Invesco Advisers, Inc	0.81		3.86	0.07	1.67
06-752	World Stock	Invesco Global Y: Class Inst Investment Adviser: Invesco Advisers, Inc.	0.83		16.56	9.51	9.90
06-753	Specialty	Invesco Gold & Special Minerals Y: Class Inst Investment Adviser: Invesco Ltd (OFI / OppenheimerFunds)	0.86		13.30	5.99	8.71
06-815	Specialty	Invesco Health Care Invstor: Class Inv Investment Adviser: Invesco Advisers, Inc	1.06		3.97	3.53	5.17

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-229	Specialty	Invesco Income Advantage Intl R5: Class Retirement*** Investment Adviser: Invesco Advisers, Inc	1.04	*	7.09	3.24	3.41
06-754	World Bond	Invesco International Bond Y: Class Inst Investment Adviser: Invesco Advisers, Inc	0.79	*	2.42	-1.13	1.12
06-757	Foreign Small/Mid Eqty	Invesco International Small-Mid Com Y: Class Inst Investment Adviser: Invesco Advisers, Inc	1.13		-6.24	0.77	6.48
06-758	Large Cap Blend	Invesco Main Street All Cap Y: Class Inst Investment Adviser: Invesco Ltd (OFI / OppenheimerFunds)	0.82		27.69	14.59	11.59
06-759	Mid Cap Blend	Invesco Main Street Mid Cap Y: Class Inst Investment Adviser: Invesco Advisers, Inc	0.82		17.32	9.31	8.26
06-756	Foreign Growth	Invesco Oppenheimer International Gr Y: Class Inst Investment Adviser: Invesco Advisers, Inc	0.86		-1.50	3.31	4.64
06-062	Specialty	Invesco Senior Floating Rate Y: Class Inst Investment Adviser: Invesco Ltd (OFI / OppenheimerFunds) SubAdviser: Invesco Senior Secured Management Inc	0.84		8.75	4.84	4.07
06-320	Small Cap Growth	Invesco Small Cap Growth A: Class A Investment Adviser: Invesco Advisers, Inc	1.17		16.19	7.27	8.17
06-805	Specialty	Invesco Technology Investor: Class Inv Investment Adviser: Invesco Advisers, Inc	0.96		34.25	14.67	14.28
06-814	Mid Cap Value	Invesco Value Opportunities A: Class A Investment Adviser: Invesco Advisers, Inc	1.07		30.10	16.77	10.86
06-6KR	Mid Cap Value	Invesco Value Opportunities Y: Class Inst Investment Adviser: Invesco Advisers, Inc	0.82		30.45	17.06	11.13
06-954	Large Cap Blend	JH Adaptive Risk Mgd U.S. Eq S: Class S Investment Adviser: Janus Henderson Investors US LLC	1.07		23.25	10.17	9.84
06-CMC	Mid Cap Growth	Janus Henderson Enterprise A: Class A Investment Adviser: Janus Henderson Investors	1.14		14.86	9.64	11.84
06-601	Intermediate Term Bond	Janus Henderson VIT Flexible Bond Instl: Class Inst Investment Adviser: Janus Henderson Investors	0.57	*	1.96	0.34	1.62
06-603	Large Cap Growth	Janus Henderson Forty A: Class A Investment Adviser: Janus Henderson Investors	0.84		27.97	15.05	15.17
06-600	World Stock	Janus Henderson VIT Global Rsrch Instl: Class Inst Investment Adviser: Janus Henderson Investors	0.61		23.58	12.35	10.55

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-GMH	Foreign Value	Janus Henderson Global Equity Income A: Class A Investment Adviser: Janus Henderson Investors Ltd	1.18		6.88	4.70	4.74
06-CGX	Specialty	Janus Henderson Global Life Sciences T: Class Other Investment Adviser: Janus Henderson Investors	0.92		3.47	7.65	8.49
06-156	Large Cap Blend	Janus Henderson Growth And Income R: Class Retirement Investment Adviser: Janus Henderson Investors	1.37	*	14.58	9.95	10.74
06-604	Mid Cap Value	Janus Henderson Mid Cap Value A: Class A Investment Adviser: Janus Henderson Investors	1.04		12.88	6.82	7.29
06-888	Large Cap Growth	Janus Henderson Research A: Class A Investment Adviser: Janus Henderson Investors	0.86		34.84	16.47	14.20
06-615	Small Cap Value	Janus Henderson Small Cap Value S: Class S Investment Adviser: Janus Henderson Investors	1.48		5.91	4.07	6.20
06-889	Small Cap Growth	Janus Henderson Triton A: Class A Investment Adviser: Janus Henderson Investors	1.30	*	10.05	5.51	8.35
06-611	Balanced	Janus Henderson VIT Balanced Svc: Class S Investment Adviser: Janus Henderson Investors	0.87		15.15	8.06	8.40
06-FXX	Large Cap Value	JPMorgan Equity Income R4: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.70		12.52	8.44
06-FYC	Int Government Bond	JPMorgan Government Bond R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.55	*	1.27	-0.61
06-FYG	Mid Cap Growth	JPMorgan Mid Cap Growth R4: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.90	*	14.25	10.94
06-FYJ	Mid Cap Value	JPMorgan Mid Cap Value R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.85	*	14.08	8.62
06-GMM	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2020 R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.42	*	8.12	3.93
06-GMN	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2025 R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.42	*	8.73	4.67
06-GMP	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2030 R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.42	*	10.16	5.67
06-GMR	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2035 R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.42	*	11.75	6.75
06-GMT	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2040 R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.42	*	13.00	7.53

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-GMV	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2045 R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.42	*	13.92	8.15
06-GMW	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2050 R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.42	*	14.43	8.33
06-GMX	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2055 R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.42	*	14.41	8.33
06-GMY	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2060 R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.42	*	14.40	8.32
06-6RF	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend 2065 R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.42	*	14.34
06-GNC	Mgd Asset Allocation	JPMorgan SmartRetirement® Blend Inc R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.42	*	8.19	3.79
06-FYM	Small Cap Blend	JPMorgan US Small Company R4: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.97		11.57	8.91
06-GJH	Large Cap Value	JPMorgan Value Advantage R4: Class Retirement Investment Adviser: JPMorgan Asset Management Inc	0.75	*	16.56	9.21
06-36F	Foreign Small/Mid Eqty	Lord Abbett International Opp R5: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	1.00		0.43	3.03
06-CJT	Multisector Bond	Lord Abbett Bond Debenture R5: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.64		6.99	2.25
06-CJV	Large Cap Blend	Lord Abbett Dividend Growth R5: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.65		22.65	12.60
06-CJW	Small Cap Growth	Lord Abbett Developing Growth R5: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.69		22.21	7.53
06-CJX	Large Cap Value	Lord Abbett Fundamental Equity R5: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.70		20.84	10.62
06-CJY	Large Cap Growth	Lord Abbett Growth Leaders R5: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.65		44.97	18.02
06-CKC	Mid Cap Growth	Lord Abbett Growth Opportunities R5: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.71	*	31.13	8.11
06-CKF	High Yield Bond	Lord Abbett High Yield R5: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.72		8.77	2.97

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-CKG	Mid Cap Value	Lord Abbett Mid Cap Stock R5: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.78		15.33	9.64
06-CKH	Small Cap Value	Lord Abbett Small Cap Value R5: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.94		13.14	7.07
06-CKJ	Intermediate Term Bond	Lord Abbett Total Return R5: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.45		2.77	0.29
06-CKK	Mid Cap Blend	Lord Abbett Value Opportunities R5: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.94		13.85	8.96
06-410	Mid Cap Growth	LVIP American Century CapApprecStdII: Class Other Investment Adviser: American Century Investment Management Inc SubAdviser: American Century Investment Management Inc	0.79	*	24.98	11.42	10.96
06-222	Balanced	Manning & Napier Pro-Blend Cnsrv Term S: Class S Investment Adviser: Manning & Napier Advisors, LLC	0.90		4.27	3.21	3.59
06-223	Balanced	Manning & Napier Pro-Blend Extnd Term S: Class S Investment Adviser: Manning & Napier Advisors, LLC	1.02		7.18	5.74	5.53
06-224	Balanced	Manning & Napier Pro-Blend Max Term S: Class S Investment Adviser: Manning & Napier Advisors, LLC	1.10		11.89	8.92	8.48
06-226	Balanced	Manning & Napier Pro-Blend Mod Term S: Class S Investment Adviser: Manning & Napier Advisors, LLC	1.06		6.13	4.58	4.45
06-058	Balanced	MFS Aggressive Growth Allocation R3: Class Retirement Investment Adviser: MFS Investment Management	1.01		11.82	8.11	8.89
06-059	Balanced	MFS Conservative Allocation R3: Class Retirement Investment Adviser: MFS Investment Management	0.83		6.57	4.16	4.89
06-014	Emerging Market Bond	MFS Emerging Markets Debt R3: Class Retirement Investment Adviser: MFS Investment Management	1.06	*	6.88	0.97	2.97
06-060	Balanced	MFS Growth Allocation R3: Class Retirement Investment Adviser: MFS Investment Management	0.95	*	10.40	7.06	7.79
06-773	Foreign Growth	MFS International Intrinsic Value R3: Class Retirement*** Investment Adviser: MFS Investment Management	1.05	*	7.19	5.09	7.44
06-360	Foreign Small/Mid Eqty	MFS International New Discovery A: Class A*** Investment Adviser: MFS Investment Management	1.30	*	0.65	1.14	4.60
06-386	Large Cap Growth	MFS Massachusetts Inv Gr Stk R3: Class Retirement Investment Adviser: MFS Investment Management	0.71		16.36	12.49	13.24

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-365	Mid Cap Growth	MFS Mid Cap Growth A: Class A Investment Adviser: MFS Investment Management	1.03	*	14.41	8.78	11.20
06-891	Mid Cap Value	MFS Mid Cap Value R3: Class Retirement Investment Adviser: MFS Investment Management	0.99	*	13.67	9.58	8.80
06-061	Balanced	MFS Moderate Allocation R3: Class Retirement Investment Adviser: MFS Investment Management	0.90		8.43	5.59	6.34
06-299	Small Cap Growth	MFS New Discovery R3: Class Retirement Investment Adviser: MFS Investment Management	1.28	*	6.06	4.44	8.71
06-CMH	Specialty	MFS Technology R3: Class Retirement Investment Adviser: MFS Investment Management	1.13	*	36.47	17.27	17.59
06-388	Specialty	MFS Utilities R3: Class Retirement Investment Adviser: MFS Investment Management	1.02	*	11.35	5.71	6.11
06-375	Large Cap Value	MFS Value A: Class A Investment Adviser: MFS Investment Management	0.79	*	11.64	7.95	8.54
06-399	Mid Cap Blend	Monteagle Opportunity Equity Instl: Class Inst Investment Adviser: Henssler Asset Management, LLC SubAdviser: Gw Henssler & Associates Ltd	1.31		15.37	11.88	10.23
06-GJK	Mid Cap Value	Neuberger Berman M/C Intrinsic Val A: Class A Investment Adviser: Neuberger Berman	1.21	*	8.83	6.56	5.64
06-015	Diversified Emerging Markets	Neuberger Berman Emerg Mkts Eq A: Class A Investment Adviser: Neuberger Berman	1.54	*	12.62	-0.54	2.61
06-880	World Stock	Neuberger Berman Focus Adv: Class Adv Investment Adviser: Neuberger Berman	1.35		21.11	8.55	8.29
06-900	Large Cap Value	Neuberger Berman Large Cap Value Adv: Class Adv Investment Adviser: Neuberger Berman	1.10		10.56	9.19	9.11
06-868	Small Cap Growth	Neuberger Berman Small Cap Growth A: Class A Investment Adviser: Neuberger Berman	1.27	*	25.59	9.08	10.87
06-CNY	Large Cap Blend	Neuberger Berman Sustainable Equity A: Class A Investment Adviser: Neuberger Berman	1.07		27.95	14.06	11.41
06-832	Balanced	North Square Multi Strategy I: Class Inst Investment Adviser: Oak Ridge Investments, LLC SubAdviser: NSI Retail Advisors, LLC	1.32		12.40	9.88	9.38

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-627	Small Cap Blend	North Square Spectrum Alpha I: Class Inst Investment Adviser: Oak Ridge Investments, LLC SubAdviser: NSI Retail Advisors, LLC	1.99		15.34	8.69	7.39
06-492	Small Cap Value	Northern Small Cap Value: Class No Load Investment Adviser: Northern Trust Asset Management	0.51	*	5.34	6.13	6.31
06-434	Intermediate Term Bond	Nuveen Bond Index Retirement: Class Retirement Investment Adviser: TIAA-CREF	0.32		1.07	-0.63	0.98
06-433	Large Cap Blend	Nuveen Core Equity Retire: Class Retirement Investment Adviser: SEI Trust Company	0.65		28.60	14.76	12.73
06-CNK	Intermediate Term Bond	Nuveen Core Impact Bond Retirement: Class Retirement Investment Adviser: Nuveen Fund Advisors, LLC.	0.61		2.19	-0.36	1.45
06-939	Intermediate Term Bond	Nuveen Core Plus Bond R: Class Retirement Investment Adviser: Nuveen Fund Advisors, LLC.	0.55		2.85	0.34	1.92
06-892	Large Cap Value	Nuveen Dividend Value A: Class A Investment Adviser: Nuveen Asset Management, LLC SubAdviser: Nuveen Asset Management, LLC	0.95	*	12.14	6.90	7.68
06-020	Diversified Emerging Markets	Nuveen Emerging Markets Eq Idx Retire: Class Retirement Investment Adviser: TIAA-CREF	0.41		6.50	0.94	3.15
06-428	Foreign Blend	Nuveen International Eq Idx Retire: Class Retirement Investment Adviser: TIAA-CREF	0.30		3.41	4.56	5.11
06-6J9	Foreign Growth	Nuveen International Opps A: Class A Investment Adviser: TIAA-CREF	0.95		0.41	3.39	5.47
06-431	Large Cap Growth	Nuveen Large Cap Gr Idx Retire: Class Retirement Investment Adviser: TIAA-CREF	0.30		32.95	18.61	16.41
06-942	Large Cap Growth	Nuveen Large Cap Growth R: Class Retirement Investment Adviser: TIAA-CREF	0.66		28.85	16.25	14.84
06-432	Large Cap Blend	Nuveen Large Cap Responsible Eq Ret: Class Retirement Investment Adviser: TIAA-CREF	0.42		17.94	12.35	11.39
06-429	Large Cap Value	Nuveen Large Cap Value Idx Retire: Class Retirement Investment Adviser: Nuveen Fund Advisors, LLC.	0.30		14.02	8.40	8.18
06-943	Large Cap Value	Nuveen Large Cap Value Retire: Class Retirement Investment Adviser: TIAA-CREF	0.66		14.54	9.66	8.23
06-032	Mgd Asset Allocation	Nuveen Lifecycle Index 2010 Retire: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.35	*	7.15	4.19	4.81

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-033	Mgd Asset Allocation	Nuveen Lifecycle Index 2015 Retire: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.35	*	7.78	4.62	5.22
06-034	Mgd Asset Allocation	Nuveen Lifecycle Index 2020 Retire: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.35	*	8.44	5.04	5.66
06-035	Mgd Asset Allocation	Nuveen Lifecycle Index 2025 Retire: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.35	*	9.18	5.66	6.26
06-036	Mgd Asset Allocation	Nuveen Lifecycle Index 2030 Retire: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.35	*	10.29	6.40	6.92
06-037	Mgd Asset Allocation	Nuveen Lifecycle Index 2035 Retire: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.35	*	11.60	7.23	7.60
06-038	Mgd Asset Allocation	Nuveen Lifecycle Index 2040 Retire: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.35	*	13.26	8.23	8.34
06-039	Mgd Asset Allocation	Nuveen Lifecycle Index 2045 Retire: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.35	*	14.35	8.95	8.86
06-040	Mgd Asset Allocation	Nuveen Lifecycle Index 2050 Retire: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.35	*	14.88	9.20	9.04
06-041	Mgd Asset Allocation	Nuveen Lifecycle Index 2055 Retire: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.35	*	15.08	9.31	9.14
06-CMV	Mgd Asset Allocation	Nuveen Lifecycle Index 2060 Retire: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.35	*	15.29	9.45	9.26
06-4XT	Mgd Asset Allocation	Nuveen Lifecycle Index 2065 Ret: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.35	*	15.48
06-042	Mgd Asset Allocation	Nuveen Lifecycle Index Ret Inc Retire: Class Retirement Investment Adviser: Nuveen Asset Management, LLC	0.35	*	7.61	4.36	4.82
06-4CX	Balanced	Nuveen Lifestyle Aggressive Gr A: Class A Investment Adviser: Teachers Advisors LLC	0.94	*	15.20	9.55	9.10
06-3XV	Balanced	Nuveen Lifestyle Growth A: Class A Investment Adviser: Teachers Advisors LLC	0.81	*	12.63	7.77	7.75
06-237	Mid Cap Growth	Nuveen Small/Mid Cap Growth Opp A: Class A Investment Adviser: Nuveen Asset Management, LLC SubAdviser: Nuveen Asset Management, LLC	1.13	*	13.39	7.62	8.11
06-944	Mid Cap Growth	Nuveen Quant Mid Cap Growth Retire: Class Retirement Investment Adviser: TIAA-CREF	0.75		8.23	5.44	7.26

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-234	Mid Cap Value	Nuveen Mid Cap Value 1 A: Class A Investment Adviser: Nuveen Asset Management, LLC SubAdviser: Nuveen Asset Management, LLC	1.13	*	10.42	9.25	8.62
06-324	Specialty	Nuveen Real Estate Securities A: Class A Investment Adviser: Nuveen Asset Management, LLC SubAdviser: Nuveen Asset Management, LLC	1.22		5.78	3.13	4.78
06-239	Small Cap Blend	Nuveen Small Cap Select A: Class A Investment Adviser: Nuveen Asset Management, LLC SubAdviser: Nuveen Asset Management, LLC	1.19	*	16.65	10.01	9.15
06-242	Small Cap Value	Nuveen Small Cap Value A: Class A Investment Adviser: Nuveen Asset Management, LLC SubAdviser: Nuveen Asset Management, LLC	1.20	*	14.54	7.57	6.64
06-497	Large Cap Blend	Parnassus Core Equity Investor: Class Inv Investment Adviser: Parnassus Investments LLC	0.82		18.52	13.25	12.02
06-496	Mid Cap Growth	Parnassus Mid Cap Growth Investor: Class No Load Investment Adviser: Parnassus Investments LLC	0.80	*	10.55	6.99	8.05
06-498	Mid Cap Blend	Parnassus Mid-Cap: Class No Load Investment Adviser: Parnassus Investments LLC	0.96	*	9.99	5.38	7.61
06-568	Balanced	Impax Sustainable Allocation Inv: Class Inv Investment Adviser: Impax Asset Management Ltd	0.92		7.50	6.39	6.52
06-569	World Stock	Impax Global Environmental Markets Inv: Class Inv Investment Adviser: Impax Asset Management Ltd SubAdviser: Impax Asset Management Ltd	1.16		4.87	7.71	8.14
06-501	Emerging Market Bond	Payden Emerging Markets Bond: Class Inv Investment Adviser: Payden & Rygel	0.74		7.91	0.75	3.35
06-467	Multisector Bond	Payden Managed Income Adviser: Class Adv Investment Adviser: Payden & Rygel	0.91	*	7.87	2.92	2.69
06-3FP	Specialty	PGIM Global Real Estate R4: Class Retirement Investment Adviser: PGIM, Inc SubAdviser: PGIM Real Estate;PGIM Real Estate (UK) Limited	1.06	*	3.55	0.55
06-526	Specialty	PGIM Global Real Estate Z: Class Inst*** Investment Adviser: PGIM, Inc SubAdviser: PGIM Real Estate;PGIM Real Estate (UK) Limited	0.97		3.64	0.66	3.29

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.
APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-6CF	World Bond	PGIM Global Total Return R4: Class Retirement Investment Adviser: PGIM Fixed Income SubAdviser: PGIM Fixed Income	0.83	*	0.08	-2.52
06-3FJ	High Yield Bond	PGIM High Yield R4: Class Retirement Investment Adviser: PGIM Fixed Income SubAdviser: PGIM Fixed Income	0.66	*	8.16	3.65
06-532	High Yield Bond	PGIM High Yield Z: Class Inst*** Investment Adviser: PGIM Fixed Income SubAdviser: PGIM Fixed Income	0.51		8.32	3.81	5.27
06-3FG	Mid Cap Growth	PGIM Jennison Mid-Cap Growth R4: Class Retirement Investment Adviser: Jennison Associates LLC SubAdviser: Jennison Associates LLC	0.83	*	11.90	10.28
06-457	Specialty	PGIM Jennison Financial Services Z: Class Inst*** Investment Adviser: Jennison Associates LLC SubAdviser: Jennison Associates LLC	1.05		32.94	13.33	9.40
06-063	Large Cap Growth	PGIM Jennison Focused Growth Z: Class Inst*** Investment Adviser: Jennison Associates LLC SubAdviser: Jennison Associates LLC	0.75	*	31.90	16.25	15.68
06-459	Specialty	PGIM Jennison Health Sciences Z: Class Inst*** Investment Adviser: Jennison Associates LLC SubAdviser: Jennison Associates LLC	0.86		8.81	10.67	8.46
06-462	Mid Cap Growth	PGIM Jennison Mid-Cap Growth Z: Class Inst*** Investment Adviser: Jennison Associates LLC SubAdviser: Jennison Associates LLC	0.72		12.01	10.41	9.95
06-454	Specialty	PGIM Jennison Natural Resources Z: Class Inst*** Investment Adviser: Jennison Associates LLC SubAdviser: Jennison Associates LLC	0.92		1.15	12.09	4.17
06-3FW	Small Cap Growth	PGIM Jennison Small Company R4: Class Retirement Investment Adviser: Jennison Associates LLC SubAdviser: Jennison Associates LLC	0.93	*	13.90	11.23
06-593	Small Cap Growth	PGIM Jennison Small Company Z: Class Inst*** Investment Adviser: Jennison Associates LLC SubAdviser: Jennison Associates LLC	0.81		14.05	11.38	9.65

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-064	Mid Cap Value	PGIM Quant Solutions Mid-Cap Val Z: Class Inst*** Investment Adviser: PGIM Quantitative Solutions LLC SubAdviser: PGIM Quantitative Solutions LLC	0.89	*	11.65	7.38	5.82
06-3FV	Mid Cap Value	PGIM Quant Solutions Mid-Cap Val R4: Class Retirement Investment Adviser: PGIM Quantitative Solutions LLC SubAdviser: PGIM Quantitative Solutions LLC	0.98	*	11.55	7.26
06-3FM	Intermediate Term Bond	PGIM Total Return Bond R4: Class Retirement Investment Adviser: PGIM Fixed Income SubAdviser: PGIM Fixed Income	0.64	*	2.77	-0.05
06-537	Intermediate Term Bond	PGIM Total Return Bond Z: Class Inst*** Investment Adviser: PGIM Fixed Income SubAdviser: PGIM Fixed Income	0.49	*	2.84	0.10	2.15
06-706	Balanced	PIMCO All Asset Admin: Class Other Investment Adviser: Pacific Investment Management Company, LLC SubAdviser: Research Affiliates LLC	2.12	*	3.86	4.37	4.40
06-018	Specialty	PIMCO Commodity Real Ret Strat Admin: Class Other Investment Adviser: Pacific Investment Management Company, LLC	1.25	*	4.54	7.02	1.61
06-760	High Yield Bond	PIMCO High Yield Admin: Class Other Investment Adviser: Pacific Investment Management Company, LLC	0.85		6.50	3.06	4.30
06-768	Multisector Bond	PIMCO Income Adm: Class Other Investment Adviser: Pacific Investment Management Company, LLC	1.08		5.16	2.64	4.01
06-CNN	Intermediate Term Bond	PIMCO Investment Grade Credit Bond Adm: Class Other Investment Adviser: Pacific Investment Management Company, LLC	1.34		3.02	-0.21	2.44
06-33M	Specialty	PIMCO Long Duration Total Return A: Class A Investment Adviser: Pacific Investment Management Company, LLC	3.39		-2.58	-2.84
06-33N	Specialty	PIMCO Long-Term US Government A: Class A Investment Adviser: Pacific Investment Management Company, LLC	2.22		-5.98	-5.18	-1.00
06-707	Inflation-Protec Bond	PIMCO Real Return Admin: Class Other Investment Adviser: Pacific Investment Management Company, LLC	0.75		2.33	1.87	2.04
06-291	Intermediate Term Bond	PIMCO Total Return Admin: Class Other Investment Adviser: Pacific Investment Management Company, LLC	0.76		2.35	-0.02	1.47
06-823	Intermediate Term Bond	Pioneer Bond Y: Class Inst Investment Adviser: Amundi US	0.47		2.92	0.69	2.09

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-021	High Yield Bond	Pioneer Active Credit Fund Y: Class Inst Investment Adviser: Amundi US	0.61	*	9.18	3.46
06-828	Large Cap Value	Pioneer Equity Income Y: Class Inst Investment Adviser: Amundi US	0.80		11.53	6.81	8.25
06-626	Large Cap Growth	Pioneer Fundamental Growth Y: Class Inst Investment Adviser: Amundi US	0.76		17.71	14.42	13.61
06-829	High Yield Bond	Pioneer High Yield Y: Class Inst Investment Adviser: Amundi	0.85	*	8.61	3.32	4.41
06-831	Mid Cap Value	Pioneer Mid Cap Value Y: Class Inst Investment Adviser: Amundi US	0.97		10.73	9.26	7.14
06-591	Mid Cap Growth	Pioneer Select Mid Cap Growth VCT I: Class No Load Investment Adviser: Amundi	0.92		23.93	8.82	10.04
06-CGG	Multisector Bond	Pioneer Strategic Income Y: Class Inst Investment Adviser: Amundi US	0.70	*	4.81	1.82	2.98
06-GGJ	World Stock	Pioneer Global Sustainable Equity Y: Class Inst Investment Adviser: Amundi US	0.75	*	11.90	11.78	9.21
06-590	Large Cap Blend	Pioneer Fund VCT I: Class Inst Investment Adviser: Amundi US	0.80		22.65	15.15	13.34
06-897	Intermediate Term Bond	Putnam Diversified Income Y: Class Inst Investment Adviser: Putnam, a Franklin Templeton company SubAdviser: Franklin Templeton Investment;Putnam Investment Management, LLC	0.78		6.11	0.15	2.07
06-GNP	Balanced	Putnam Dynamic Asset Allocation Bal Y: Class Inst Investment Adviser: Putnam Investment Management, LLC SubAdviser: Putnam Advisory Company, LLC;Putnam Investment Management, LLC;Franklin Templeton Investment Management	0.68		16.26	8.20	7.26
06-GNV	Balanced	Putnam Dynamic Asset Allocation Cnsrv Y: Class Inst Investment Adviser: Putnam Investment Management, LLC SubAdviser: Putnam Advisory Company, LLC;Putnam Investment Management, LLC;Franklin Templeton Investment Management	0.75		9.88	4.13	4.26
06-GNY	Balanced	Putnam Dynamic Asset Allocation Gr Y: Class Inst Investment Adviser: Putnam Investment Management, LLC SubAdviser: Putnam Investment Management, LLC;Putnam Advisory Company LLC;Franklin Templeton Investment Management	0.76		19.39	10.06	8.68

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-899	Large Cap Growth	Putnam Large Cap Growth Y: Class Inst Investment Adviser: Putnam Investment Management, LLC SubAdviser: Franklin Templeton Investment Management	0.67		33.59	18.11	16.41
06-FCF	Large Cap Value	Putnam Large Cap Value Y: Class Inst Investment Adviser: Putnam, a Franklin Templeton company SubAdviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management	0.63		19.34	12.59	11.03
06-747	Diversified Emerging Markets	Russell Inv Emerging Markets S: Class S Investment Adviser: Russell Investments Group, LLC SubAdviser: Axiom Investors, LLC;Numeric Investors LLC;Barrow Hanley Mewhinney & Strauss LLC;Sands Capital Management, LLC;Pzena Investment Management, LLC;Oaktree Fund Advisors, LLC	1.19	*	8.22	0.10	2.43
06-736	World Stock	Russell Inv Global Equity S: Class S Investment Adviser: Russell Investments Group, LLC SubAdviser: Algert Global LLC;Wellington Management Company LLP; Sanders Capital, LLC;Intermede Investment Partners;Intermede Global Partners Inc	0.98	*	15.88	10.48	9.55
06-489	Specialty	Russell Inv Global Infrastructure S: Class S Investment Adviser: Russell Investments Group, LLC SubAdviser: Cohen & Steers Asia Limited;Cohen & Steers UK Limited; Cohen & Steers Capital Management, Inc.;Nuveen Asset Management, LLC;First Sentier Investors (Australia) Im Ltd	1.01	*	9.85	4.28	5.46
06-488	Multisector Bond	Russell Inv Opportunistic Credit S: Class S Investment Adviser: Russell Investments Group, LLC SubAdviser: Voya Investment Management Co. LLC;Marathon Asset Management LP;Barings LLC;Baring International Investment Ltd	0.74	*	7.27	2.32	3.63
06-739	Specialty	Russell Inv Global Real Estate Secs S: Class S Investment Adviser: Russell Investments Group, LLC SubAdviser: DWS Investments Australia Limited;Cohen & Steers Asia Limited;Cohen & Steers UK Limited;RREEF America L.L.C.;Cohen & Steers Capital Management, Inc.;DWS Alternatives Global Limited	1.09	*	1.12	-0.50	2.48
06-737	Foreign Blend	Russell Inv International Devd Mkts S: Class S Investment Adviser: Russell Investments Group, LLC SubAdviser: Wellington Management Company LLP;Pzena Investment Management, LLC;Intermede Global Partners Inc	0.97	*	2.85	4.33	4.79

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-738	Intermediate Term Bond	Russell Inv Investment Grade Bond S: Class S Investment Adviser: Russell Investments Group, LLC SubAdviser: Schroder Investment Management North America Inc.; MetLife Investment Management, LLC	0.51	*	1.42	-0.50	1.17
06-659	Balanced	Russell Inv LifePoints Balanced Strat R1: Class Retirement Investment Adviser: Russell Investments Group, LLC	0.93	*	10.06	4.74	4.78
06-661	Balanced	Russell Inv Lifepoints Cnsrv Strat R1: Class Retirement Investment Adviser: Russell Investments Group, LLC	0.69	*	4.21	1.22	2.35
06-662	Balanced	Russell LfPts EqAggrStrat R1: Class Retirement Investment Adviser: Russell Investments Group, LLC	0.93	*	13.66	7.38	6.73
06-663	Balanced	Russell LfPts Aggr Strat R1: Class Retirement Investment Adviser: Russell Investments Group, LLC	0.94	*	12.49	6.89	6.17
06-664	Balanced	Russell Inv Lifepoints Moderate Strat R1: Class Retirement Investment Adviser: Russell Investments Group, LLC	0.77	*	7.29	2.69	3.43
06-741	Intermediate Term Bond	Russell Inv Strategic Bond S: Class S Investment Adviser: Russell Investments Group, LLC SubAdviser: RBC Global Asset Management (U.S.) Inc.;RBC Global Asset Management (UK) Limited;Schroder Investment Management North America Inc.;Allspring Global Investments, LLC	0.56	*	0.84	-0.69	1.21
06-744	Large Cap Blend	Russell Sustnbl Aware Eq S: Class S Investment Adviser: Russell Investments Group, LLC SubAdviser: Mar Vista Investment Partners, LLC;Beutel, Goodman & Company Ltd.;Coho Partners Ltd;Jacobs Levy Equity Management, Inc.; Sustainable Growth Advisers, LP	1.10	*	15.70	11.13	10.93
06-742	Large Cap Value	Russell Inv Equity Income S: Class S Investment Adviser: Russell Investments Group, LLC SubAdviser: Barrow Hanley Mewhinney & Strauss LLC;Brandywine Global Investment Mgmt, LLC	0.83	*	12.12	9.72	9.84
06-749	Small Cap Blend	Russell Inv US Small Cap Equity S: Class S Investment Adviser: Russell Investments Group, LLC SubAdviser: Ancora Advisors LLC;BAMCO Inc;Calamos Advisors LLC; DePrince Race & Zollo Inc;Jacobs Levy Equity Management, Inc.; Ranger Investment Management LP;Penn Capital Management Company LLC;Boston Partners Global Investors, Inc;Copeland Capital Management, LLC	1.08	*	8.64	7.97	7.59

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-225	Large Cap Blend	State Street Equity 500 Index Adm: Class Other Investment Adviser: State Street Global Advisors	0.17	*	24.80	14.28	12.84
06-029	World Stock	Steward Global Equity Income Fund A: Class Other Investment Adviser: Crossmark Global Investments, Inc.	1.27		9.06	7.51	8.41
06-030	Large Cap Blend	Steward Values Enhanced Lg Cap A: Class Other Investment Adviser: Crossmark Global Investments, Inc.	0.86		23.19	12.72	11.06
06-031	Small Cap Blend	Steward Values Enhanced SmMidCapA: Class Other Investment Adviser: Crossmark Global Investments, Inc.	0.83		10.19	8.68	8.05
06-720	Large Cap Growth	T. Rowe Price Blue Chip Growth R: Class Retirement Investment Adviser: T. Rowe Price	1.21		34.92	13.96	14.29
06-755	Europe Stock	T. Rowe Price European Stock: Class Inv Investment Adviser: T. Rowe Price SubAdviser: T. Rowe Price International Ltd	1.04		1.83	4.14	4.39
06-308	Large Cap Growth	T. Rowe Price Growth Stock Adv: Class Adv Investment Adviser: T. Rowe Price	0.91		29.27	12.82	13.38
06-715	Foreign Growth	T. Rowe Price International Stock R: Class Retirement Investment Adviser: T. Rowe Price SubAdviser: T. Rowe Price International Ltd	1.40	*	2.83	2.76	4.77
06-309	Foreign Value	T. Rowe Price International Value Eq Adv: Class Adv Investment Adviser: T. Rowe Price SubAdviser: T. Rowe Price International Ltd	1.09		7.63	5.93	4.36
06-790	Mid Cap Growth	T. Rowe Price Mid-Cap Growth R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc. SubAdviser: T. Rowe Price Investment Management,Inc.	1.29		8.82	7.20	9.66
06-311	Mid Cap Value	T. Rowe Price Mid-Cap Value Adv: Class Adv Investment Adviser: T. Rowe Price	1.10		16.02	12.30	9.71
06-573	Mgd Asset Allocation	T. Rowe Price Retirement 2005 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.74		7.84	4.40	4.80
06-574	Mgd Asset Allocation	T. Rowe Price Retirement 2010 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.74		8.26	4.75	5.16
06-774	Mgd Asset Allocation	T. Rowe Price Retirement 2015 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.75		8.54	5.14	5.62
06-777	Mgd Asset Allocation	T. Rowe Price Retirement 2020 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.77		8.90	5.48	6.13

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-779	Mgd Asset Allocation	T. Rowe Price Retirement 2025 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.79		9.44	6.07	6.70
06-782	Mgd Asset Allocation	T. Rowe Price Retirement 2030 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.81		10.46	6.79	7.31
06-784	Mgd Asset Allocation	T. Rowe Price Retirement 2035 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.84		11.67	7.59	7.89
06-787	Mgd Asset Allocation	T. Rowe Price Retirement 2040 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.85		12.84	8.29	8.38
06-791	Mgd Asset Allocation	T. Rowe Price Retirement 2045 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.86		13.61	8.79	8.70
06-793	Mgd Asset Allocation	T. Rowe Price Retirement 2050 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.88		13.89	8.91	8.76
06-796	Mgd Asset Allocation	T. Rowe Price Retirement 2055 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.89		13.96	8.88	8.74
06-CMP	Mgd Asset Allocation	T. Rowe Price Retirement 2060 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.89		13.97	8.89	8.74
06-63R	Mgd Asset Allocation	T. Rowe Price Retirement 2065 Advisor: Class Adv Investment Adviser: T. Rowe Price Associates, Inc.	0.89		14.02
06-798	Balanced	T. Rowe Price Retirement Balanced Adv: Class Adv Investment Adviser: T. Rowe Price	0.74		7.66	4.50	4.83
06-CNG	Foreign Value	Templeton Foreign Adv: Class Adv Investment Adviser: Franklin Templeton Invts	0.85	*	-2.26	3.59	3.45
06-CNH	World Bond	Templeton Global Bond Adv: Class Adv Investment Adviser: Franklin Templeton Investments	0.72	*	-11.79	-4.90	-1.78
06-CNJ	World Stock	Templeton Growth Adv: Class Adv Investment Adviser: Franklin Templeton Investments SubAdviser: Templeton Asset Management Ltd.	0.78		5.67	4.85	4.23
06-CHN	World Bond	Templeton International Bond A: Class A Investment Adviser: Franklin Templeton Investments	1.07	*	-11.70	-5.59	-2.18
06-316	Foreign Blend	Thornburg International Equity R5: Class Retirement Investment Adviser: Thornburg Investment Management Inc	0.90	*	11.54	7.29	6.72
06-986	World Allocation	Thornburg Investment Income Builder R5: Class Retirement Investment Adviser: Thornburg Investment Management Inc	1.03	*	13.26	7.99	7.05

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-953	Short Term Bond	Thornburg Limited Term Income R5: Class Retirement Investment Adviser: Thornburg Investment Management Inc	0.49	*	4.64	2.05	2.35
06-104	Short Term Gov Bond	Thornburg Limited Term US Government R3: Class Retirement** Investment Adviser: Thornburg Investment Management Inc	0.99	*	2.32	-0.12	0.53
06-109	Mid Cap Blend	Thornburg Small/Mid Cap Core R3: Class Retirement Investment Adviser: Thornburg Investment Management Inc	1.31	*	19.48	6.71	8.16
06-314	Mid Cap Growth	Thornburg Small/Mid Cap Growth R5: Class Retirement Investment Adviser: Thornburg Investment Management Inc	0.95	*	20.20	5.44	7.57
06-703	Multisector Bond	Touchstone Flexible Income A: Class A Investment Adviser: Bramshill Investments LLC SubAdviser: Bramshill Investments LLC	1.21	*	4.57	2.76	3.26
06-624	Large Cap Blend	Touchstone Focused Y: Class No Load Investment Adviser: Fort Washington Investment Advisors Inc SubAdviser: Fort Washington Investment Advisors Inc	0.89		18.91	13.99	11.59
06-699	Large Cap Growth	Touchstone Growth Opportunities A: Class A Investment Adviser: Westfield Capital Management Company, L.P. SubAdviser: Westfield Capital Management Company, L.P.	1.27	*	32.37	17.11	14.17
06-GPH	Mid Cap Growth	Touchstone Mid Cap Growth A: Class A Investment Adviser: Westfield Capital Management Company, L.P. SubAdviser: Westfield Capital Management Company, L.P.	1.24		15.94	9.37	10.87
06-701	Foreign Blend	Touchstone Non-US Equity A: Class A Investment Adviser: Rockefeller & Co SubAdviser: Rockefeller & Co. LLC	1.16		8.93	7.40	7.45
06-702	Large Cap Value	Touchstone Value A: Class A Investment Adviser: Barrow Hanley Mewhinney & Strauss LLC SubAdviser: Barrow Hanley Mewhinney & Strauss LLC	1.08	*	17.57	10.18	9.23
06-47X	World Allocation	T. Rowe Price Global Allocation Advisor: Class Adv Investment Adviser: T. Rowe Price SubAdviser: T. Rowe Price Hong Kong Limited;T. Rowe Price Singapore Private Ltd;T. Rowe Price Japan, Inc;T. Rowe Price International Ltd; T. Rowe Price Australia Limited	1.24	*	9.53	5.70	6.08
06-580	Large Cap Value	T. Rowe Price Equity Income Port: Class Inst Investment Adviser: T. Rowe Price	0.74		11.70	8.48	8.27

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-ZYP	Small Cap Growth	Vanguard VIF Small Co Gr: Class N/A*** Investment Adviser: Vanguard Group Inc	0.29		11.38	6.96	8.66
06-581	Mid Cap Value	Victory Sycamore Established Value A: Class A*** Investment Adviser: Victory Capital Management Inc.	0.90		9.87	10.72	10.42
06-582	Small Cap Value	Victory Sycamore Small Company Opp A: Class A*** Investment Adviser: Victory Capital Management Inc.	1.26		5.23	7.28	8.96
06-GFG	Foreign Small/Mid Eqty	Victory Trivalent International Sm-Cp A: Class A Investment Adviser: Victory Capital Management Inc.	1.35	*	4.32	3.41	5.71
06-803	Large Cap Value	Virtus Ceredex Large-Cap Value Equity I: Class Inst Investment Adviser: Ceredex Value Advisors SubAdviser: Ceredex Value Advisors LLC	0.97	*	10.51	7.27	7.87
06-806	Mid Cap Value	Virtus Ceredex Mid-Cap Value Equity I: Class Inst Investment Adviser: Ceredex Value Advisors SubAdviser: Ceredex Value Advisors LLC	1.02		9.95	6.00	7.55
06-808	Small Cap Blend	Virtus Ceredex Small-Cap Value Eq I: Class Inst Investment Adviser: Ceredex Value Advisors SubAdviser: Ceredex Value Advisors LLC	0.82	*	9.00	7.61	7.14
06-6WR	Large Cap Value	Virtus NFJ Dividend Value Inst: Class Inst Investment Adviser: NFJ Investment Group, LLC SubAdviser: NFJ Investment Group LLC – Dallas	0.70	*	5.36	6.58	6.74
06-6WT	Mid Cap Value	Virtus NFJ Mid-Cap Value Inst: Class Inst Investment Adviser: NFJ Investment Group, LLC SubAdviser: NFJ Investment Group LLC – Dallas	0.65	*	3.91	6.25	7.83
06-6WV	Small Cap Value	Virtus NFJ Small-Cap Value Inst: Class Inst Investment Adviser: NFJ Investment Group, LLC SubAdviser: NFJ Investment Group LLC – Dallas	0.82	*	6.03	5.60	5.19
06-6WC	High Yield Bond	Virtus Seix High Yield A: Class A Investment Adviser: Seix Investment Advisors SubAdviser: Virtus Fixed Income Advisers, LLC	0.82	*	6.85	4.14	4.48
06-811	Intermediate Term Bond	Virtus Seix Total Return Bond A: Class A Investment Adviser: Seix Investment Advisors SubAdviser: Virtus Fixed Income Advisers, LLC	0.70	*	0.88	-0.14	1.04

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-6KM	Small Cap Growth	Voya Small Cap Growth I: Class Inst Investment Adviser: Voya Investment Management Co. LLC (US) SubAdviser: Voya Investment Management Co. LLC	0.93		18.64	10.53	11.49
06-713	Intermediate Term Bond	Western Asset Core Plus Bond FI: Class Other Investment Adviser: Western Asset Management Company, LLC SubAdviser: Western Asset Management Company Pte Ltd. – Singapore; Western Asset Management Company, LLC;Western Asset Management Company Ltd. – Japan;Western Asset Management Company Limited	0.80		-1.11	-1.94	1.12
06-76C	Mid Cap Value	Nuveen Mid Cap Value A: Class A Investment Adviser: Nuveen Asset Management, LLC	0.81		14.14	7.36	6.59
06-146	Small Cap Growth	AB Small Cap Growth R: Class Retirement*** Investment Adviser: AllianceBernstein L.P.	1.51		18.02	7.00	10.12
06-196	Large Cap Growth	Alger Capital Appreciation Instl R: Class Retirement Investment Adviser: Fred Alger Management, LLC	1.69		48.89	17.10	14.78
06-198	Small Cap Growth	Alger Small Cap Growth Institutional R: Class Retirement Investment Adviser: Fred Alger Management, LLC	1.88		7.28	3.23	7.04
06-697	Large Cap Growth	American Century Disciplined Growth A: Class A Investment Adviser: American Century Investment Management Inc	1.17	*	31.03	15.96	13.09
06-722	Intermediate Term Bond	American Century Diversified Bond A: Class A Investment Adviser: American Century Investment Management Inc	0.85		1.06	-0.57	0.85
06-204	Diversified Emerging Markets	American Century Emerging Markets A: Class A Investment Adviser: American Century Investment Management Inc	1.52		11.28	-0.41	3.22
06-175	Large Cap Blend	American Century Equity Growth A: Class A Investment Adviser: American Century Investment Management Inc	0.91		24.42	11.33	10.06
06-285	Large Cap Value	American Century Equity Income A: Class A Investment Adviser: American Century Investment Management Inc	1.18		10.26	5.34	7.55
06-435	Int Government Bond	American Century Ginnie Mae A: Class A Investment Adviser: American Century Investment Management Inc	0.80		0.24	-1.27	0.18
06-445	Large Cap Growth	American Century Growth A: Class A Investment Adviser: American Century Investment Management Inc	1.14	*	25.92	16.11	14.68
06-290	Mid Cap Growth	American Century Heritage A: Class A Investment Adviser: American Century Investment Management Inc	1.25		24.55	11.10	10.65
06-185	Inflation-Protec Bond	American Century Inflation Adjs Bond A: Class A Investment Adviser: American Century Investment Management Inc	0.79		1.53	1.29	1.58

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-325	Foreign Growth	American Century International Gr A: Class A Investment Adviser: American Century Investment Management Inc	1.47		2.01	2.99	4.42
06-3VH	Foreign Small/Mid Eqty	American Century International Opps A: Class A Investment Adviser: American Century Investment Management Inc	1.69	*	1.01	0.95	4.58
06-355	Large Cap Value	American Century Focused Lg Cap Val A: Class A Investment Adviser: American Century Investment Management Inc	1.09		10.87	7.44	7.43
06-395	Mid Cap Value	American Century Mid Cap Value A: Class A Investment Adviser: American Century Investment Management Inc	1.23		8.23	7.01	7.68
06-403	Mgd Asset Allocation	American Century One Choice 2025 A: Class A Investment Adviser: American Century Investment Management Inc	1.03	*	7.32	4.43	4.85
06-404	Mgd Asset Allocation	American Century One Choice 2030 A: Class A Investment Adviser: American Century Investment Management Inc	1.05	*	7.82	4.80	5.24
06-406	Mgd Asset Allocation	American Century One Choice 2035 A: Class A Investment Adviser: American Century Investment Management Inc	1.08	*	8.42	5.22	5.64
06-407	Mgd Asset Allocation	American Century One Choice 2040 A: Class A Investment Adviser: American Century Investment Management Inc	1.10	*	9.24	5.68	6.09
06-408	Mgd Asset Allocation	American Century One Choice 2045 A: Class A Investment Adviser: American Century Investment Management Inc	1.13	*	10.07	6.21	6.56
06-409	Mgd Asset Allocation	American Century One Choice 2050 A: Class A Investment Adviser: American Century Investment Management Inc	1.15	*	10.99	6.83	7.03
06-437	Mgd Asset Allocation	American Century One Choice 2055 A: Class A Investment Adviser: American Century Investment Management Inc	1.14	*	11.83	7.22	7.28
06-CKR	Mgd Asset Allocation	American Century One Choice 2060 A: Class A Investment Adviser: American Century Investment Management Inc	1.14	*	12.18	7.43
06-63T	Mgd Asset Allocation	American Century One Choice 2065 A: Class A Investment Adviser: American Century Investment Management Inc	1.14	*	12.48
06-426	Mgd Asset Allocation	American Century One Choice In Ret A: Class A Investment Adviser: American Century Investment Management Inc	1.01	*	7.27	4.28	4.50
06-380	Specialty	American Century Real Estate A: Class A Investment Adviser: American Century Investment Management Inc	1.40		7.37	2.85	4.89
06-240	Large Cap Growth	American Century Select A: Class A Investment Adviser: American Century Investment Management Inc	1.15	*	25.85	15.74	14.72
06-200	Small Cap Growth	American Century Small Cap Growth A: Class A Investment Adviser: American Century Investment Management Inc	1.42		14.62	9.59	10.52

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-390	Small Cap Value	American Century Small Cap Value A: Class A*** Investment Adviser: American Century Investment Management Inc	1.34		6.94	9.36	8.74
06-385	Small Cap Blend	American Century Small Company A: Class A Investment Adviser: American Century Investment Management Inc	1.11		4.16	6.73	5.64
06-405	Balanced	American Century Strat Allc: Cnsrv A: Class A Investment Adviser: American Century Investment Management Inc	1.08	*	7.48	4.89	4.75
06-400	Balanced	American Century Strat Allc: Agrsv A: Class A Investment Adviser: American Century Investment Management Inc	1.04	*	12.74	8.18	7.69
06-415	Balanced	American Century Strat Allc: Mod A: Class A Investment Adviser: American Century Investment Management Inc	1.09	*	10.08	6.55	6.30
06-430	Large Cap Growth	American Century Ultra® A: Class A Investment Adviser: American Century Investment Management Inc	1.14	*	29.21	17.97	16.15
06-698	Large Cap Value	American Century Value A: Class A Investment Adviser: American Century Investment Management Inc	1.24	*	8.86	7.99	7.59
06-957	Mgd Asset Allocation	American Funds 2010 Trgt Date Retire R3: Class Retirement Investment Adviser: Capital Research and Management Company	0.93		7.50	4.31	4.55
06-959	Mgd Asset Allocation	American Funds 2015 Trgt Date Retire R3: Class Retirement Investment Adviser: Capital Research and Management Company	0.94		7.76	4.61	4.88
06-971	Mgd Asset Allocation	American Funds 2020 Trgt Date Retire R3: Class Retirement Investment Adviser: Capital Research and Management Company	0.94		8.23	4.94	5.30
06-973	Mgd Asset Allocation	American Funds 2025 Trgt Date Retire R3: Class Retirement Investment Adviser: Capital Research and Management Company	0.95		8.64	5.56	5.98
06-976	Mgd Asset Allocation	American Funds 2030 Trgt Date Retire R3: Class Retirement Investment Adviser: Capital Research and Management Company	0.97		10.15	6.49	6.93
06-978	Mgd Asset Allocation	American Funds 2035 Trgt Date Retire R3: Class Retirement Investment Adviser: Capital Research and Management Company	0.98		12.05	7.74	8.01
06-981	Mgd Asset Allocation	American Funds 2040 Trgt Date Retire R3: Class Retirement Investment Adviser: Capital Research and Management Company	1.00		14.03	8.70	8.64
06-983	Mgd Asset Allocation	American Funds 2045 Trgt Date Retire R3: Class Retirement Investment Adviser: Capital Research and Management Company	1.01		14.44	8.89	8.81
06-996	Mgd Asset Allocation	American Funds 2050 Trgt Date Retire R3: Class Retirement Investment Adviser: Capital Research and Management Company	1.01		14.65	8.93	8.88
06-998	Mgd Asset Allocation	American Funds 2055 Trgt Date Retire R3: Class Retirement Investment Adviser: Capital Research and Management Company	1.03		14.81	8.89	8.85

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-CGC	Mgd Asset Allocation	American Funds 2060 Trgt Date Retire R3: Class Retirement Investment Adviser: Capital Research and Management Company	1.03		14.93	8.88
06-4PY	Mgd Asset Allocation	American Funds 2065 Trgt Date Retire R3: Class Retirement Investment Adviser: Capital Research and Management Company	1.03		14.91
06-6YC	Mgd Asset Allocation	American Funds 2070 Trgt Date Retire R3: Class Retirement Investment Adviser: Capital Research and Management Company	1.07
06-182	Large Cap Growth	American Funds AMCAP R3: Class Retirement Investment Adviser: Capital Group	0.98		20.73	10.79	10.57
06-447	Balanced	American Funds American Balanced R3: Class Retirement Investment Adviser: Capital Research and Management Company	0.89		14.57	7.77	7.77
06-184	High Yield Bond	American Funds American High-Inc R3: Class Retirement Investment Adviser: Capital Group	0.97		9.15	4.95	4.69
06-183	World Stock	American Funds Capital World Gr&Inc R3: Class Retirement Investment Adviser: Capital Group	1.06		13.53	8.21	7.87
06-181	Foreign Growth	American Funds Europacific Growth R3: Class Retirement Investment Adviser: Capital Group	1.12		4.36	3.27	4.98
06-213	Large Cap Blend	American Funds Fundamental Invs R3: Class Retirement Investment Adviser: Capital Group	0.92		22.63	12.31	11.63
06-179	Large Cap Growth	American Funds Growth Fund of Amer R3: Class Retirement Investment Adviser: Capital Group	0.94		28.02	14.58	13.29
06-186	Short Term Bond	American Funds Interm Bd Fd of Amer R3: Class Retirement Investment Adviser: Capital Research and Management Company	0.89	*	2.64	0.85	1.11
06-502	World Stock	American Funds New Perspective R3: Class Retirement Investment Adviser: Capital Group	1.06		16.39	10.75	10.75
06-691	Diversified Emerging Markets	American Funds New World R3: Class Retirement Investment Adviser: Capital Research and Management Company	1.22		6.20	4.39	5.87
06-333	World Stock	American Funds SMALLCAP World R3: Class Retirement Investment Adviser: Capital Research and Management Company	1.30		2.06	4.97	7.39
06-449	Large Cap Blend	American Funds Washington Mutual R3: Class Retirement Investment Adviser: Capital Group	0.91		18.57	11.68	10.96
06-527	World Allocation	BlackRock Global Allocation R: Class Retirement Investment Adviser: BlackRock Inc SubAdviser: BlackRock International Limited;BlackRock (Singapore) Ltd	1.46	*	8.58	5.36	4.87
06-CGN	Specialty	BlackRock Health Sciences Opps R: Class Retirement Investment Adviser: BlackRock Inc	1.46		3.48	5.83	8.69

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-CHR	High Yield Bond	BlackRock High Yield R: Class Retirement Investment Adviser: BlackRock Inc SubAdviser: BlackRock International Limited	1.17	*	8.00	3.76	4.45
06-GHJ	Mid Cap Growth	BlackRock Mid-Cap Growth Equity R: Class Retirement Investment Adviser: BlackRock Inc	1.30	*	11.88	8.06	11.53
06-901	Intermediate Term Bond	BlackRock Total Return R: Class Retirement Investment Adviser: BlackRock Inc SubAdviser: BlackRock International Limited;BlackRock (Singapore) Ltd	1.04	*	1.06	-0.59	1.07
06-714	World Bond	BrandywineGLOBAL Global Opp Bond R: Class Retirement Investment Adviser: Brandywine Global Investment Mgmt, LLC SubAdviser: Brandywine Global Investment Mgmt, LLC	1.25	*	-9.89	-3.27	-0.81
06-345	Large Cap Growth	Calvert Equity A: Class A Investment Adviser: Atlanta Capital Management Company,LLC SubAdviser: Atlanta Capital Management Company,LLC	0.90		8.39	11.04	12.44
06-520	Mid Cap Blend	Calvert VP SRI Mid Cap: Class N/A Investment Adviser: Calvert Research and Management	0.99	*	10.22	5.05	6.40
06-716	Large Cap Blend	ClearBridge Growth R: Class Retirement Investment Adviser: ClearBridge Investments, LLC. SubAdviser: ClearBridge Investments, LLC	1.44		11.80	5.56	5.48
06-717	Large Cap Blend	ClearBridge Appreciation R: Class Retirement Investment Adviser: ClearBridge Investments, LLC. SubAdviser: ClearBridge Investments, LLC	1.27		22.01	12.21	11.38
06-GJX	Large Cap Growth	ClearBridge Large Cap Growth R: Class Retirement Investment Adviser: ClearBridge Investments, LLC. SubAdviser: ClearBridge Investments, LLC	1.35		27.25	14.14	13.84
06-693	Foreign Small/Mid Eqty	Columbia Acorn International A: Class A Investment Adviser: Columbia Threadneedle Investments	1.24	*	-5.09	-0.65	2.90
06-902	Large Cap Blend	Columbia Contrarian Core A: Class A Investment Adviser: Columbia Threadneedle Investments	0.99		23.05	14.77	12.48
06-903	Large Cap Value	Columbia Dividend Income A: Class A Investment Adviser: Columbia Threadneedle Investments	0.90		14.74	10.18	10.47
06-438	Emerging Market Bond	Columbia Emerging Markets Bond A: Class A Investment Adviser: Columbia Threadneedle Investments	1.13		5.98	0.49	2.73
06-FTM	Foreign Value	Columbia Overseas Value A: Class A Investment Adviser: Columbia Threadneedle Investments	1.17	*	4.50	4.57	5.63

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-913	Small Cap Value	Columbia Select Small Cap Value A: Class A Investment Adviser: Columbia Threadneedle Investments	1.22	*	12.44	8.98	6.76
06-4NK	World Stock	Columbia Select Global Equity A: Class A Investment Adviser: Columbia Threadneedle Investments	1.22	*	17.45	10.39	11.24
06-912	Large Cap Value	Columbia Select Large Cap Value A: Class A Investment Adviser: Columbia Threadneedle Investments	0.80	*	12.55	9.51	9.06
06-911	Mid Cap Value	Columbia Select Mid Cap Value A: Class A Investment Adviser: Columbia Threadneedle Investments	1.15		12.86	9.62	8.22
06-441	Specialty	Columbia Seligman Tech & Info A: Class A Investment Adviser: Columbia Threadneedle Investments	1.18		26.79	20.31	19.70
06-64X	Small Cap Value	Columbia Small Cap Value II A: Class A Investment Adviser: Columbia Threadneedle Investments	1.21	*	11.32	9.89	7.70
06-914	Intermediate Term Bond	Columbia Quality Income A: Class A Investment Adviser: Columbia Threadneedle Investments	0.88	*	1.51	-1.55	0.62
06-CGP	Specialty	Macquarie Climate Solutions R: Class Retirement Investment Adviser: Macquarie Asset Management SubAdviser: Macquarie Investment Management Global Limited	1.49	*	-3.82	2.45	-3.74
06-007	World Allocation	Macquarie Asset Strategy Fund Cl R: Class Retirement Investment Adviser: Macquarie Asset Management SubAdviser: Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	1.31		13.71	7.70	5.34
06-009	Balanced	Macquarie Balanced Fund Class R: Class Retirement Investment Adviser: Macquarie Investment Management SubAdviser: Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	1.31	*	15.45	8.10	6.84
06-011	High Yield Bond	Macquarie High Income Fund Class R: Class Retirement Investment Adviser: Ivy Investment Management Company SubAdviser: Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	1.22	*	5.71	3.11	3.77
06-CGT	Specialty	Macquarie Science and Technology R: Class Retirement Investment Adviser: Macquarie Asset Management SubAdviser: Macquarie Investment Management Global Limited	1.41		31.03	14.04	13.46

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-FPP	Small Cap Blend	Macquarie Smid Cap Core Fund Class R: Class Retirement Investment Adviser: Macquarie Asset Management SubAdviser: Macquarie Investment Management Global Limited	1.39	*	14.32	7.71	8.08
06-FNF	Large Cap Value	DWS CROCI US A: Class A Investment Adviser: DWS Americas	1.00		17.45	5.56
06-3VN	Diversified Emerging Markets	DWS Emerging Markets Equity A: Class A Investment Adviser: DWS Americas SubAdviser: DWS International GmbH	1.17	*	7.29	-1.43	2.41
06-916	Specialty	DWS Enhanced Commodity Strategy A: Class A Investment Adviser: DWS Americas	1.16	*	2.35	6.02	1.14
06-FPY	Int Government Bond	DWS GNMA A: Class A Investment Adviser: DWS Americas	0.83	*	0.35	-1.24	0.23
06-622	Large Cap Blend	DWS ESG Core Equity A: Class A Investment Adviser: DWS Americas	0.80	*	23.55	14.99	10.51
06-917	Specialty	DWS RREEF Global Infrastructure A: Class A Investment Adviser: DWS Americas SubAdviser: RREEF America L.L.C.	1.26	*	11.93	4.24	3.97
06-621	World Allocation	DWS RREEF Real Assets A: Class A Investment Adviser: DWS Americas SubAdviser: RREEF America L.L.C.	1.22	*	5.29	4.44	4.40
06-613	Specialty	DWS RREEF Real Estate Securities A: Class A Investment Adviser: DWS Americas SubAdviser: RREEF America L.L.C.	0.99		5.79	2.97	5.30
06-GGK	Small Cap Blend	DWS Small Cap Core A: Class A Investment Adviser: DWS Americas	1.17		9.65	11.44	9.27
06-CHH	Foreign Blend	Federated Hermes International Equity A: Class A Investment Adviser: Federated Hermes, Inc. SubAdviser: Polaris Capital Management, LLC	1.19	*	2.95	3.59	5.47
06-065	Foreign Blend	Federated Hermes International Leaders A: Class A Investment Adviser: Federated Hermes, Inc.	1.09	*	-1.27	4.91	4.47
06-066	Large Cap Growth	Federated Hermes Kaufmann Large Cap A: Class A Investment Adviser: Federated Hermes, Inc.	1.09	*	24.31	10.90	11.81
06-067	Large Cap Blend	Federated Hermes MDT All Cap Core A: Class A Investment Adviser: Federated Hermes, Inc.	1.05	*	30.67	17.01	13.31

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-4FR	Small Cap Blend	Federated Hermes MDT Small Cap Core A: Class A Investment Adviser: Federated Hermes, Inc.	1.14	*	14.54	9.89	9.59
06-FTW	Small Cap Growth	Federated Hermes MDT Small Cap Growth A: Class A Investment Adviser: Federated Hermes, Inc.	1.14	*	15.32	8.40	10.10
06-918	High Yield Bond	Federated Hermes Opportunistic HY Bd Svc: Class Inst Investment Adviser: Federated Hermes, Inc.	0.98	*	6.25	3.95	4.69
06-FVC	Balanced	Fidelity Advisor® BalancedM: Class M Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd	1.02
06-280	Foreign Growth	Fidelity Advisor Diversified Intl M: Class M Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd	1.37		5.90	4.66	5.62
06-045	Large Cap Blend	Fidelity Advisor Diversified Stock M: Class M Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd	1.08		27.03	15.82	12.43
06-255	Large Cap Value	Fidelity Advisor Dividend Growth M: Class M Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	1.34		26.52	10.91	9.67
06-34X	Specialty	Fidelity Advisor Energy M: Class M Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	1.23		3.63	11.77	3.78

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-120	Large Cap Growth	Fidelity Advisor Equity Growth M: Class M Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	1.17		29.42	18.12	15.88
06-260	Large Cap Value	Fidelity Advisor Equity Income M: Class M*** Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	1.09	*	11.92	8.47	7.87
06-195	Mgd Asset Allocation	Fidelity Advisor Freedom 2010 M: Class M Investment Adviser: Fidelity Management & Research Company LLC	0.98		4.65	2.64	3.88
06-101	Mgd Asset Allocation	Fidelity Advisor Freedom 2015 M: Class M Investment Adviser: Fidelity Management & Research Company LLC	1.02		5.62	3.30	4.53
06-102	Mgd Asset Allocation	Fidelity Advisor Freedom 2020 M: Class M Investment Adviser: Fidelity Management & Research Company LLC	1.06		6.56	3.92	5.07
06-103	Mgd Asset Allocation	Fidelity Advisor Freedom 2025 M: Class M Investment Adviser: Fidelity Management & Research Company LLC	1.11		7.44	4.53	5.57
06-106	Mgd Asset Allocation	Fidelity Advisor Freedom 2030 M: Class M Investment Adviser: Fidelity Management & Research Company LLC	1.15		8.46	5.28	6.37
06-107	Mgd Asset Allocation	Fidelity Advisor Freedom 2035 M: Class M Investment Adviser: Fidelity Management & Research Company LLC	1.19		10.16	6.59	7.34
06-108	Mgd Asset Allocation	Fidelity Advisor Freedom 2040 M: Class M Investment Adviser: Fidelity Management & Research Company LLC	1.24		12.29	7.76	7.98
06-284	Mgd Asset Allocation	Fidelity Advisor Freedom 2045 M: Class M Investment Adviser: Fidelity Management & Research Company LLC	1.25		13.17	8.01	8.10
06-286	Mgd Asset Allocation	Fidelity Advisor Freedom 2050 M: Class M Investment Adviser: Fidelity Management & Research Company LLC	1.25		13.12	8.01	8.10
06-394	Mgd Asset Allocation	Fidelity Advisor Freedom 2055 M: Class M Investment Adviser: Fidelity Management & Research Company LLC	1.25		13.06	8.01	8.10
06-CHG	Mgd Asset Allocation	Fidelity Advisor Freedom 2060 M: Class M Investment Adviser: Fidelity Management & Research Company LLC	1.26		13.13	8.02	8.11
06-63V	Mgd Asset Allocation	Fidelity Advisor Freedom 2065 M: Class M Investment Adviser: Fidelity Management & Research Company LLC	1.26		13.09	7.97

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)				Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	1 year	5 year	10 year
06-111	Mgd Asset Allocation	Fidelity Advisor Freedom Income M: Class M Investment Adviser: Fidelity Management & Research Company LLC	0.97	3.70	1.77	2.77
06-265	Large Cap Blend	Fidelity Advisor Growth & Income M: Class M Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	1.11	20.83	12.52	10.67
06-125	Large Cap Growth	Fidelity Advisor Growth Opps M: Class M Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	0.99	38.37	18.14	17.78
06-155	Foreign Growth	Fidelity Advisor Intl Cap App M: Class M Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd	1.37	7.49	6.26	7.54
06-166	Large Cap Growth	Fidelity Advisor New Insights M: Class M Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	1.15	34.57	15.08	13.11
06-165	Foreign Growth	Fidelity Advisor Overseas M: Class M Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd	1.28	4.40	5.02	5.66
06-391	Specialty	Fidelity Advisor Real Estate M: Class M Investment Adviser: Fidelity Institutional Asset Management SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	1.28	5.85	1.51	3.23
06-275	Small Cap Blend	Fidelity Advisor Small Cap M: Class M Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	1.53	10.93	9.65	7.70
APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-841	Large Cap Growth	Fidelity Advisor Stock Sel M: Class M Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	0.98		19.20	12.88	11.44
06-270	Mid Cap Blend	Fidelity Advisor Stock Selec Mid Cp M: Class M Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	1.17		11.90	9.05	8.67
06-043	Balanced	Fidelity Advisor Strategic Div & Inc M: Class M Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd	1.17		10.90	7.24	7.28
06-044	Intermediate Term Bond	Fidelity Advisor Total Bond M: Class M Investment Adviser: Fidelity Institutional Asset Management SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA); FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd	0.74		2.16	0.61	1.98
06-323	Mid Cap Value	Fidelity Advisor Value M: Class M Investment Adviser: Fidelity Management & Research Company LLC SubAdviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd	1.40	*	9.87	11.67	8.65
06-CMW	Large Cap Growth	Franklin Growth Opportunities R: Class Retirement Investment Adviser: Franklin Templeton Investments	1.16		25.19	13.25	12.42
06-818	Large Cap Growth	Franklin Growth R: Class Retirement Investment Adviser: Franklin Templeton Investments	1.04		17.55	12.11	12.09
06-724	Balanced	Franklin Income R: Class Retirement Investment Adviser: Franklin Templeton Invts	0.96	*	6.91	5.69	5.14
06-726	World Stock	Franklin Mutual Global Discovery R: Class Retirement Investment Adviser: Franklin Templeton Invts	1.46		4.32	6.09	5.74

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-248	Small Cap Value	Franklin Small Cap Value R: Class Retirement*** Investment Adviser: Franklin Templeton Investments	1.22	*	11.04	8.06	7.79
06-890	Mid Cap Growth	Franklin Small-Mid Cap Growth R: Class Retirement Investment Adviser: Franklin Templeton Investments	1.11	*	11.10	9.72	9.40
06-915	Multisector Bond	Franklin Core Plus Bond Fund R: Class Retirement Investment Adviser: Franklin Templeton Investments	1.10	*	2.91	0.81	1.66
06-FPN	Specialty	Franklin Utilities R: Class Retirement Investment Adviser: Franklin Templeton Invts	1.06		27.09	7.02	8.03
06-251	World Allocation	Goldman Sachs Growth Strategy Svc: Class S Investment Adviser: Goldman Sachs Asset Management, L.P.	1.10	*	13.92	7.93	7.39
06-368	Foreign Blend	Goldman Sachs Intl Eq Insghts S: Class S Investment Adviser: Goldman Sachs Asset Management, L.P.	1.32	*	5.67	5.11	6.00
06-CKY	Large Cap Growth	Goldman Sachs Large Cap Gr Insghts Svc: Class S Investment Adviser: Goldman Sachs Asset Management, L.P.	1.06	*	35.69	17.13	14.44
06-068	Large Cap Value	Goldman Sachs Large Cp Val Insghts Svc: Class S Investment Adviser: Goldman Sachs Asset Management, L.P.	1.06	*	17.21	8.92	8.24
06-253	Mid Cap Blend	Goldman Sachs Mid Cap Value Svc: Class S Investment Adviser: Goldman Sachs Asset Management, L.P.	1.34		11.68	9.35	7.50
06-729	Mid Cap Growth	Goldman Sachs Mid Cap Growth Svc: Class S Investment Adviser: Goldman Sachs Asset Management, L.P.	1.36	*	19.88	10.76	9.80
06-256	Small Cap Blend	Goldman Sachs Small Cap Value Svc: Class S Investment Adviser: Goldman Sachs Asset Management, L.P.	1.46	*	7.16	5.20	5.84
06-258	Specialty	Goldman Sachs Technology Opps Svc: Class S Investment Adviser: Goldman Sachs Asset Management, L.P.	1.39	*	30.10	16.86	17.02
06-069	Large Cap Blend	Goldman Sachs US Equity Insights Svc: Class S Investment Adviser: Goldman Sachs Asset Management B.V.	1.07	*	28.18	13.93	11.66
06-CGJ	Cash	Goldman Sachs FS Government Res: Class Other** Investment Adviser: Goldman Sachs Asset Management, L.P.	0.83		4.50	2.02	1.28
06-39R	Mid Cap Growth	Hartford MidCap R3: Class Retirement Investment Adviser: Wellington Management Company LLP SubAdviser: Wellington Management Company	1.46		5.49	4.21	7.53
06-954	Large Cap Blend	JH Adaptive Risk Mgd U.S. Eq S: Class S Investment Adviser: Janus Henderson Investors US LLC	1.07		23.25	10.17	9.84

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-023	Large Cap Growth	Invesco American Franchise A: Class A Investment Adviser: Invesco Advisers, Inc	0.96		34.73	15.76	14.02
06-772	Large Cap Value	Invesco Comstock R: Class Retirement Investment Adviser: Invesco Advisers, Inc	1.06		14.73	11.20	9.20
06-317	Large Cap Value	Invesco Comstock Select A: Class A Investment Adviser: Invesco Advisers, Inc	0.92	*	12.00	10.96	9.08
06-926	Intermediate Term Bond	Invesco Core Bond A: Class A Investment Adviser: Invesco Advisers, Inc.	0.71	*	2.12	-0.15	1.48
06-466	Diversified Emerging Markets	Invesco Developing Markets A: Class A Investment Adviser: Invesco Advisers, Inc	1.28		-1.39	-2.31	1.84
06-4H9	Mid Cap Growth	Invesco Discovery Mid Cap Growth A: Class A Investment Adviser: Invesco Advisers, Inc	1.05		24.12	9.98	11.21
06-816	Large Cap Value	Invesco Diversified Dividend A: Class A Investment Adviser: Invesco Advisers, Inc	0.82		13.13	7.59	7.66
06-835	Specialty	Invesco Energy A: Class A Investment Adviser: Invesco Advisers, Inc	1.27		6.10	11.47	0.64
06-193	Foreign Growth	Invesco EQV International Equity R: Class Retirement Investment Adviser: Invesco Advisers, Inc	1.52		0.05	2.56	3.70
06-071	Specialty	Invesco Floating Rate ESG A: Class A Investment Adviser: Invesco Advisers, Inc SubAdviser: Invesco Senior Secured Management Inc	1.09		7.58	4.79	4.26
06-763	World Stock	Invesco Global A: Class A Investment Adviser: Invesco Advisers, Inc.	1.06		16.28	9.26	9.64
06-556	World Stock	Invesco Global Opportunities A: Class A Investment Adviser: Invesco Advisers, Inc	1.14		-7.47	-2.40	5.96
06-288	Multisector Bond	Invesco Global Strategic Income A: Class A Investment Adviser: Invesco Advisers, Inc	1.05		3.28	-0.18	1.43
06-463	Specialty	Invesco Gold & Special Minerals A: Class A Investment Adviser: Invesco Ltd (OFI / OppenheimerFunds)	1.10		13.06	5.74	8.45
06-845	Specialty	Invesco Health Care A: Class A Investment Adviser: Invesco Advisers, Inc	1.06		3.97	3.53	5.17
06-465	Specialty	Invesco Income Advantage Intl A: Class A*** Investment Adviser: Invesco Advisers, Inc	1.29	*	6.80	2.93	3.06

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-297	World Bond	Invesco International Bond A: Class A Investment Adviser: Invesco Advisers, Inc	1.04	*	1.93	-1.38	0.85
06-139	Foreign Small/Mid Eqty	Invesco International Small-Mid Com R: Class Retirement Investment Adviser: Invesco Advisers, Inc	1.63		-6.73	0.27	5.95
06-764	Foreign Small/Mid Eqty	Invesco International Small-Mid Com A: Class A Investment Adviser: Invesco Advisers, Inc	1.37		-6.45	0.53	6.23
06-766	Large Cap Blend	Invesco Main Street All Cap A: Class A Investment Adviser: Invesco Ltd (OFI / OppenheimerFunds)	1.06		27.39	14.32	11.32
06-262	Mid Cap Blend	Invesco Main Street Mid Cap A: Class A Investment Adviser: Invesco Advisers, Inc	1.06		17.07	9.04	7.99
06-319	Foreign Growth	Invesco Oppenheimer International Gr A: Class A Investment Adviser: Invesco Advisers, Inc	1.10		-1.74	3.06	4.38
06-924	Balanced	Invesco Active Allocation A: Class A Investment Adviser: Invesco Ltd (OFI / OppenheimerFunds)	0.98		9.77	5.30	5.91
06-078	Specialty	Invesco Senior Floating Rate A: Class A Investment Adviser: Invesco Ltd (OFI / OppenheimerFunds) SubAdviser: Invesco Senior Secured Management Inc	1.09		8.48	4.56	3.80
06-595	Small Cap Growth	Invesco Small Cap Growth R: Class Retirement Investment Adviser: Invesco Advisers, Inc	1.42		15.88	7.00	7.89
06-855	Specialty	Invesco Technology A: Class A Investment Adviser: Invesco Advisers, Inc	1.07		34.10	14.55	14.17
06-813	Mid Cap Value	Invesco Value Opportunities R: Class Retirement Investment Adviser: Invesco Advisers, Inc	1.32		29.73	16.48	10.58
06-612	Balanced	Janus Henderson Balanced R: Class Retirement Investment Adviser: Janus Henderson Investors	1.31		14.64	7.60	7.95
06-CMF	Mid Cap Growth	Janus Henderson Enterprise S: Class S Investment Adviser: Janus Henderson Investors	1.16		14.81	9.60	11.79
06-154	Large Cap Growth	Janus Henderson Forty R: Class Retirement Investment Adviser: Janus Henderson Investors	1.27		27.45	14.59	14.72
06-GMK	Foreign Value	Janus Henderson Global Equity Income S: Class S Investment Adviser: Janus Henderson Investors Ltd	1.21		6.72	4.58
06-CGW	Specialty	Janus Henderson Global Life Sciences S: Class S Investment Adviser: Janus Henderson Investors	1.18		3.21	7.36	8.21

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-156	Large Cap Blend	Janus Henderson Growth And Income R: Class Retirement Investment Adviser: Janus Henderson Investors	1.37	*	14.58	9.95	10.74
06-261	Mid Cap Value	Janus Henderson Mid Cap Value R: Class Retirement Investment Adviser: Janus Henderson Investors	1.39		12.51	6.48	6.95
06-919	Large Cap Growth	Janus Henderson Research S: Class S Investment Adviser: Janus Henderson Investors	1.06		34.56	16.25	14.01
06-615	Small Cap Value	Janus Henderson Small Cap Value S: Class S Investment Adviser: Janus Henderson Investors	1.48		5.91	4.07	6.20
06-921	Small Cap Growth	Janus Henderson Triton S: Class S Investment Adviser: Janus Henderson Investors	1.16		10.02	5.46	8.30
06-072	Multisector Bond	Lord Abbett Bond-Debenture R3: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	1.14		6.45	1.74	3.53
06-424	Large Cap Blend	Lord Abbett Dividend Growth R3: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	1.15		22.02	12.03	10.90
06-369	Small Cap Growth	Lord Abbett Developing Growth R3: Class Retirement*** Investment Adviser: Lord, Abbett & Co LLC	1.19		21.61	6.99	8.26
06-731	Large Cap Value	Lord Abbett Fundamental Equity R3: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	1.20		20.18	10.06	8.54
06-951	Large Cap Growth	Lord Abbett Growth Leaders R3: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	1.15		44.25	17.43	15.27
06-371	Mid Cap Growth	Lord Abbett Growth Opportunities R3: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	1.21	*	30.44	7.57	9.13
06-073	High Yield Bond	Lord Abbett High Yield R3: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	1.22		8.06	2.47	4.09
06-36C	Foreign Small/Mid Eqty	Lord Abbett International Opp R3: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	1.50		0.03	2.53	4.24
06-961	Mid Cap Value	Lord Abbett Mid Cap Stock R3: Class Retirement*** Investment Adviser: Lord, Abbett & Co LLC	1.28		14.72	9.09	6.81
06-962	Small Cap Value	Lord Abbett Small Cap Value R3: Class Retirement*** Investment Adviser: Lord, Abbett & Co LLC	1.44		12.60	6.52	6.17
06-952	Intermediate Term Bond	Lord Abbett Total Return R3: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	0.95		2.37	-0.20	1.17

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.
APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-968	Mid Cap Blend	Lord Abbett Value Opportunities R3: Class Retirement Investment Adviser: Lord, Abbett & Co LLC	1.44		13.29	8.42	7.16
06-074	Balanced	MFS Aggressive Growth Allocation R2: Class Retirement*** Investment Adviser: MFS Investment Management	1.26		11.57	7.84	8.62
06-075	Balanced	MFS Conservative Allocation R2: Class Retirement*** Investment Adviser: MFS Investment Management	1.08		6.35	3.90	4.63
06-013	Emerging Market Bond	MFS Emerging Markets Debt R2: Class Retirement*** Investment Adviser: MFS Investment Management	1.31	*	6.62	0.71	2.71
06-076	Balanced	MFS Growth Allocation R2: Class Retirement*** Investment Adviser: MFS Investment Management	1.20	*	10.18	6.80	7.53
06-822	Foreign Growth	MFS International Intrinsic Value R2: Class Retirement*** Investment Adviser: MFS Investment Management	1.30	*	6.86	4.83	7.18
06-379	Foreign Small/Mid Eqty	MFS International New Discovery R2: Class Retirement*** Investment Adviser: MFS Investment Management	1.55	*	0.39	0.88	4.33
06-387	Large Cap Growth	MFS Massachusetts Inv Gr Stk R2: Class Retirement*** Investment Adviser: MFS Investment Management	0.96		16.04	12.20	12.95
06-922	Mid Cap Value	MFS Mid Cap Value R2: Class Retirement*** Investment Adviser: MFS Investment Management	1.24	*	13.39	9.31	8.53
06-077	Balanced	MFS Moderate Allocation R2: Class Retirement*** Investment Adviser: MFS Investment Management	1.15		8.15	5.32	6.07
06-298	Small Cap Growth	MFS New Discovery R2: Class Retirement*** Investment Adviser: MFS Investment Management	1.53	*	5.81	4.18	8.44
06-CMG	Specialty	MFS Technology R2: Class Retirement*** Investment Adviser: MFS Investment Management	1.38	*	36.17	16.99	17.30
06-389	Specialty	MFS Utilities R2: Class Retirement*** Investment Adviser: MFS Investment Management	1.27	*	11.12	5.45	5.85
06-105	Mid Cap Blend	Monteagle Opportunity Equity Inv: Class Inv Investment Adviser: Henssler Asset Management, LLC SubAdviser: Gw Henssler & Associates Ltd	1.78		7.73	9.30	7.69
06-GJM	Mid Cap Value	Neuberger Berman M/C Intrinsic Val R3: Class Retirement Investment Adviser: Neuberger Berman	1.46	*	8.53	6.29	5.37
06-016	Diversified Emerging Markets	Neuberger Berman Emerg Mkts Eq R3: Class Retirement Investment Adviser: Neuberger Berman	1.95	*	12.16	-0.95	2.19

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-880	World Stock	Neuberger Berman Focus Adv: Class Adv Investment Adviser: Neuberger Berman	1.35		21.11	8.55	8.29
06-900	Large Cap Value	Neuberger Berman Large Cap Value Adv: Class Adv Investment Adviser: Neuberger Berman	1.10		10.56	9.19	9.11
06-867	Small Cap Growth	Neuberger Berman Small Cap Growth R3: Class Retirement Investment Adviser: Neuberger Berman	1.52	*	25.27	8.81	10.60
06-CPC	Large Cap Blend	Neuberger Berman Sustainable Equity R3: Class Retirement Investment Adviser: Neuberger Berman	1.32		27.62	13.77	11.13
06-839	Balanced	North Square Multi Strategy A: Class A Investment Adviser: Oak Ridge Investments, LLC SubAdviser: NSI Retail Advisors, LLC	1.56		12.12	9.47	9.06
06-629	Small Cap Blend	North Square Spectrum Alpha Fund A: Class A Investment Adviser: Oak Ridge Investments, LLC SubAdviser: NSI Retail Advisors, LLC	2.24		15.06	8.42	7.09
06-4CX	Balanced	Nuveen Lifestyle Aggressive Gr A: Class A Investment Adviser: Teachers Advisors LLC	0.94	*	15.20	9.55	9.10
06-468	Multisector Bond	Payden Managed Income Retire: Class Retirement Investment Adviser: Payden & Rygel	1.16	*	7.62	2.65	2.43
06-3FN	Specialty	PGIM Global Real Estate R2: Class Retirement Investment Adviser: PGIM, Inc SubAdviser: PGIM Real Estate;PGIM Real Estate (UK) Limited	1.31	*	3.25	0.30
06-531	Specialty	PGIM Global Real Estate A: Class A*** Investment Adviser: PGIM, Inc SubAdviser: PGIM Real Estate;PGIM Real Estate (UK) Limited	1.38		3.19	0.25	2.87
06-3FH	High Yield Bond	PGIM High Yield R2: Class Retirement Investment Adviser: PGIM Fixed Income SubAdviser: PGIM Fixed Income	0.91	*	7.88	3.35
06-533	High Yield Bond	PGIM High Yield A: Class A*** Investment Adviser: PGIM Fixed Income SubAdviser: PGIM Fixed Income	0.74		8.07	3.55	5.00
06-456	Specialty	PGIM Jennison Financial Services A: Class A*** Investment Adviser: Jennison Associates LLC SubAdviser: Jennison Associates LLC	1.32		32.55	13.01	9.06

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-079	Large Cap Growth	PGIM Jennison Focused Growth A: Class A*** Investment Adviser: Jennison Associates LLC SubAdviser: Jennison Associates LLC	1.05	*	31.53	15.91	15.34
06-458	Specialty	PGIM Jennison Health Sciences A: Class A*** Investment Adviser: Jennison Associates LLC SubAdviser: Jennison Associates LLC	1.13		8.52	10.35	8.15
06-461	Mid Cap Growth	PGIM Jennison Mid-Cap Growth A: Class A*** Investment Adviser: Jennison Associates LLC SubAdviser: Jennison Associates LLC	1.04		11.64	10.04	9.61
06-3FF	Mid Cap Growth	PGIM Jennison Mid-Cap Growth R2: Class Retirement Investment Adviser: Jennison Associates LLC SubAdviser: Jennison Associates LLC	1.08	*	11.64	10.01
06-453	Specialty	PGIM Jennison Natural Resources A: Class A*** Investment Adviser: Jennison Associates LLC SubAdviser: Jennison Associates LLC	1.26		0.80	11.67	3.80
06-589	Small Cap Growth	PGIM Jennison Small Company A: Class A*** Investment Adviser: Jennison Associates LLC SubAdviser: Jennison Associates LLC	1.13		13.67	11.00	9.31
06-3FR	Small Cap Growth	PGIM Jennison Small Company R2: Class Retirement Investment Adviser: Jennison Associates LLC SubAdviser: Jennison Associates LLC	1.18	*	13.59	10.96
06-080	Mid Cap Value	PGIM Quant Solutions Mid-Cap Val A: Class A*** Investment Adviser: PGIM Quantitative Solutions LLC SubAdviser: PGIM Quantitative Solutions LLC	1.13	*	11.36	7.10	5.55
06-3FT	Mid Cap Value	PGIM Quant Solutions Mid-Cap Val R2: Class Retirement Investment Adviser: PGIM Quantitative Solutions LLC SubAdviser: PGIM Quantitative Solutions LLC	1.23	*	11.23	6.99
06-538	Intermediate Term Bond	PGIM Total Return Bond A: Class A*** Investment Adviser: PGIM Fixed Income SubAdviser: PGIM Fixed Income	0.76	*	2.57	-0.17	1.88
06-3FK	Intermediate Term Bond	PGIM Total Return Bond R2: Class Retirement Investment Adviser: PGIM Fixed Income SubAdviser: PGIM Fixed Income	0.89	*	2.43	-0.30

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-017	Balanced	PIMCO All Asset R: Class Retirement Investment Adviser: Pacific Investment Management Company, LLC SubAdviser: Research Affiliates LLC	2.57	*	3.37	3.89	3.91
06-019	Specialty	PIMCO Commodity Real Ret Strat R: Class Retirement Investment Adviser: Pacific Investment Management Company, LLC	1.70	*	3.98	6.54	1.14
06-705	High Yield Bond	PIMCO High Yield R: Class Retirement Investment Adviser: Pacific Investment Management Company, LLC	1.20		6.13	2.70	3.93
06-769	Multisector Bond	PIMCO Income R: Class Retirement Investment Adviser: Pacific Investment Management Company, LLC	1.48		4.74	2.23	3.59
06-708	Inflation-Protec Bond	PIMCO Real Return R: Class Retirement Investment Adviser: Pacific Investment Management Company, LLC	1.15		1.92	1.47	1.63
06-680	Intermediate Term Bond	PIMCO Total Return R: Class Retirement Investment Adviser: Pacific Investment Management Company, LLC	1.10		2.00	-0.36	1.11
06-833	Large Cap Blend	Pioneer A: Class A Investment Adviser: Amundi US	0.93		22.58	15.01	13.13
06-834	Intermediate Term Bond	Pioneer Bond A: Class A Investment Adviser: Amundi US	0.81		2.59	0.35	1.77
06-022	High Yield Bond	Pioneer Active Credit Fund A: Class A Investment Adviser: Amundi US	0.91	*	8.75	3.14
06-327	Large Cap Value	Pioneer Equity Income A: Class A Investment Adviser: Amundi US	1.00		11.25	6.56	7.99
06-628	Large Cap Growth	Pioneer Fundamental Growth A: Class A Investment Adviser: Amundi US	1.01		17.41	14.14	13.29
06-GGH	World Stock	Pioneer Global Sustainable Equity A: Class A Investment Adviser: Amundi US	1.15		11.46	11.32	8.74
06-837	High Yield Bond	Pioneer High Yield A: Class A Investment Adviser: Amundi	1.10	*	8.35	3.06	4.13
06-838	Mid Cap Value	Pioneer Mid Cap Value A: Class A Investment Adviser: Amundi US	1.17		10.47	9.00	6.87
06-836	Mid Cap Growth	Pioneer Select Mid Cap Growth A: Class A Investment Adviser: Amundi	1.03		23.84	8.66	9.88
06-594	Multisector Bond	Pioneer Strategic Income A: Class A Investment Adviser: Amundi US	1.11		4.31	1.45	2.63

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-FHX	Intermediate Term Bond	Principal Bond Market Index R3: Class Retirement Investment Adviser: Principal Global Investors LLC	0.70		0.62	-1.01	0.57
06-CVG	Foreign Blend	Principal International Equity Index R3: Class Retirement Investment Adviser: Principal Global Investors LLC	0.87		2.94	3.98	4.45
06-FPW	Mid Cap Blend	Principal MidCap S&P 400 Index R3: Class Retirement Investment Adviser: Principal Global Equities	0.73		13.01	9.54	8.88
06-FPX	Small Cap Blend	Principal SmallCap S&P 600 Index R3: Class Retirement Investment Adviser: Principal Global Equities	0.73		7.89	7.53	8.14
06-936	Intermediate Term Bond	Putnam Diversified Income A: Class A Investment Adviser: Putnam, a Franklin Templeton company SubAdviser: Franklin Templeton Investment;Putnam Investment Management, LLC	1.03		5.99	-0.10	1.82
06-GNM	Balanced	Putnam Dynamic Asset Allocation Bal A: Class A Investment Adviser: Putnam Investment Management, LLC SubAdviser: Putnam Advisory Company, LLC;Putnam Investment Management, LLC;Franklin Templeton Investment Management	0.93		16.03	7.94	6.99
06-GNR	Balanced	Putnam Dynamic Asset Allocation Cnsrv A: Class A Investment Adviser: Putnam Investment Management, LLC SubAdviser: Putnam Advisory Company, LLC;Putnam Investment Management, LLC;Franklin Templeton Investment Management	1.00		9.57	3.86	4.01
06-GNW	Balanced	Putnam Dynamic Asset Allocation Gr A: Class A Investment Adviser: Putnam Investment Management, LLC SubAdviser: Putnam Investment Management, LLC;Putnam Advisory Company LLC;Franklin Templeton Investment Management	1.01		19.05	9.78	8.40
06-938	Large Cap Growth	Putnam Large Cap Growth A: Class A Investment Adviser: Putnam Investment Management, LLC SubAdviser: Franklin Templeton Investment Management	0.92		33.23	17.81	16.12
06-FCG	Large Cap Value	Putnam Large Cap Value A: Class A Investment Adviser: Putnam, a Franklin Templeton company SubAdviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management	0.88		19.01	12.31	10.75
06-665	Balanced	Russell Inv LifePoints Balanced Strat R5: Class Retirement Investment Adviser: Russell Investments Group, LLC	1.43	*	9.54	4.24	4.27
06-655	Balanced	Russell Inv Lifepoints Cnsrv Strat R5: Class Retirement Investment Adviser: Russell Investments Group, LLC	1.19	*	3.76	0.75	1.85

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-675	Balanced	Russell LfPts EqAggrStrat R5: Class Retirement Investment Adviser: Russell Investments Group, LLC	1.43	*	13.18	6.85	6.20
06-670	Balanced	Russell LfPts Aggr Strat R5: Class Retirement Investment Adviser: Russell Investments Group, LLC	1.44	*	11.88	6.37	5.63
06-660	Balanced	Russell Inv Lifepoints Moderate Strat R5: Class Retirement Investment Adviser: Russell Investments Group, LLC	1.27	*	6.70	2.17	2.91
06-167	Large Cap Blend	State Street Equity 500 Index R: Class Retirement Investment Adviser: State Street Global Advisors	0.62	*	24.24	13.77	12.34
06-720	Large Cap Growth	T. Rowe Price Blue Chip Growth R: Class Retirement Investment Adviser: T. Rowe Price	1.21		34.92	13.96	14.29
06-775	Large Cap Value	T. Rowe Price Equity Income R: Class Retirement Investment Adviser: T. Rowe Price	1.25		11.27	7.99	7.81
06-780	Large Cap Growth	T. Rowe Price Growth Stock R: Class Retirement Investment Adviser: T. Rowe Price	1.16		28.93	12.53	13.09
06-715	Foreign Growth	T. Rowe Price International Stock R: Class Retirement Investment Adviser: T. Rowe Price SubAdviser: T. Rowe Price International Ltd	1.40	*	2.83	2.76	4.77
06-795	Foreign Value	T. Rowe Price International Value Eq R: Class Retirement Investment Adviser: T. Rowe Price SubAdviser: T. Rowe Price International Ltd	1.33		7.33	5.66	4.08
06-790	Mid Cap Growth	T. Rowe Price Mid-Cap Growth R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc. SubAdviser: T. Rowe Price Investment Management,Inc.	1.29		8.82	7.20	9.66
06-785	Mid Cap Value	T. Rowe Price Mid-Cap Value R: Class Retirement Investment Adviser: T. Rowe Price	1.35		15.69	12.03	9.44
06-576	Mgd Asset Allocation	T. Rowe Price Retirement 2005 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	0.99		7.62	4.13	4.54
06-579	Mgd Asset Allocation	T. Rowe Price Retirement 2010 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	0.99		7.99	4.49	4.90
06-776	Mgd Asset Allocation	T. Rowe Price Retirement 2015 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	1.00		8.32	4.88	5.35
06-778	Mgd Asset Allocation	T. Rowe Price Retirement 2020 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	1.02		8.61	5.22	5.86

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-781	Mgd Asset Allocation	T. Rowe Price Retirement 2025 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	1.04		9.19	5.81	6.44
06-783	Mgd Asset Allocation	T. Rowe Price Retirement 2030 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	1.06		10.19	6.53	7.05
06-786	Mgd Asset Allocation	T. Rowe Price Retirement 2035 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	1.09		11.34	7.31	7.62
06-789	Mgd Asset Allocation	T. Rowe Price Retirement 2040 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	1.10		12.58	8.02	8.11
06-792	Mgd Asset Allocation	T. Rowe Price Retirement 2045 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	1.11		13.35	8.53	8.43
06-794	Mgd Asset Allocation	T. Rowe Price Retirement 2050 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	1.13		13.63	8.65	8.50
06-797	Mgd Asset Allocation	T. Rowe Price Retirement 2055 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	1.14		13.73	8.62	8.47
06-CMR	Mgd Asset Allocation	T. Rowe Price Retirement 2060 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	1.14		13.63	8.60	8.47
06-63W	Mgd Asset Allocation	T. Rowe Price Retirement 2065 R: Class Retirement Investment Adviser: T. Rowe Price Associates, Inc.	1.14		13.70
06-799	Balanced	T. Rowe Price Retirement Balanced R: Class Retirement Investment Adviser: T. Rowe Price	0.99		7.31	4.25	4.56
06-920	Foreign Value	Templeton Foreign R: Class Retirement Investment Adviser: Franklin Templeton Invts	1.35	*	-2.79	3.09	2.92
06-887	World Bond	Templeton Global Bond R: Class Retirement Investment Adviser: Franklin Templeton Investments	1.22	*	-12.17	-5.38	-2.27
06-925	World Stock	Templeton Growth R: Class Retirement Investment Adviser: Franklin Templeton Investments SubAdviser: Templeton Asset Management Ltd.	1.28		5.17	4.33	3.71
06-990	Foreign Blend	Thornburg International Equity R3: Class Retirement Investment Adviser: Thornburg Investment Management Inc	1.36	*	11.05	6.80	6.23
06-987	World Allocation	Thornburg Investment Income Builder R3: Class Retirement Investment Adviser: Thornburg Investment Management Inc	1.54	*	12.68	7.45	6.52
06-995	Short Term Bond	Thornburg Limited Term Income R3: Class Retirement Investment Adviser: Thornburg Investment Management Inc	0.99	*	4.12	1.54	1.91

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-104	Short Term Gov Bond	Thornburg Limited Term US Government R3: Class Retirement** Investment Adviser: Thornburg Investment Management Inc	0.99	*	2.32	-0.12	0.53
06-109	Mid Cap Blend	Thornburg Small/Mid Cap Core R3: Class Retirement Investment Adviser: Thornburg Investment Management Inc	1.31	*	19.48	6.71	8.16
06-985	Mid Cap Growth	Thornburg Small/Mid Cap Growth R3: Class Retirement Investment Adviser: Thornburg Investment Management Inc	1.46	*	19.61	4.90	7.03
06-339	Balanced	Timothy Plan Conservative Growth A: Class A Investment Adviser: Timothy Partners Ltd	1.78		4.31	2.34	2.53
06-341	Balanced	Timothy Plan Strategic Growth A: Class A Investment Adviser: Timothy Partners Ltd	1.69		6.03	3.52	3.29
06-703	Multisector Bond	Touchstone Flexible Income A: Class A Investment Adviser: Bramshill Investments LLC SubAdviser: Bramshill Investments LLC	1.21	*	4.57	2.76	3.26
06-619	Large Cap Blend	Touchstone Focused A: Class A Investment Adviser: Fort Washington Investment Advisors Inc SubAdviser: Fort Washington Investment Advisors Inc	1.19		18.56	13.65	11.27
06-699	Large Cap Growth	Touchstone Growth Opportunities A: Class A Investment Adviser: Westfield Capital Management Company, L.P. SubAdviser: Westfield Capital Management Company, L.P.	1.27	*	32.37	17.11	14.17
06-701	Foreign Blend	Touchstone Non-US Equity A: Class A Investment Adviser: Rockefeller & Co SubAdviser: Rockefeller & Co. LLC	1.16		8.93	7.40	7.45
06-702	Large Cap Value	Touchstone Value A: Class A Investment Adviser: Barrow Hanley Mewhinney & Strauss LLC SubAdviser: Barrow Hanley Mewhinney & Strauss LLC	1.08	*	17.57	10.18	9.23
06-583	Mid Cap Value	Victory Sycamore Established Value R: Class Retirement*** Investment Adviser: Victory Capital Management Inc.	1.11		9.60	10.48	10.19
06-584	Small Cap Value	Victory Sycamore Small Company Opp R: Class Retirement*** Investment Adviser: Victory Capital Management Inc.	1.46		4.95	7.08	8.74
06-804	Large Cap Value	Virtus Ceredex Large-Cap Value Equity A: Class A Investment Adviser: Ceredex Value Advisors SubAdviser: Ceredex Value Advisors LLC	1.24	*	10.26	7.00	7.58

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

** This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.

*** The Fund is closed to new Contracts.

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (continued)					Average Annual Total Returns (as of 12/31/24)
Fund Identifier – internal use only	Asset Class	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses		1 year	5 year	10 year
06-807	Mid Cap Value	Virtus Ceredex Mid-Cap Value Equity A: Class A Investment Adviser: Ceredex Value Advisors SubAdviser: Ceredex Value Advisors LLC	1.30		9.76	5.72	7.24
06-809	Small Cap Blend	Virtus Ceredex Small-Cap Value Eq A: Class A Investment Adviser: Ceredex Value Advisors SubAdviser: Ceredex Value Advisors LLC	1.36		8.67	7.30	6.82
06-4WJ	Large Cap Value	Virtus NFJ Dividend Value A: Class A Investment Adviser: NFJ Investment Group, LLC SubAdviser: NFJ Investment Group LLC – Dallas	1.02		4.94	6.22	6.38
06-4WK	Mid Cap Value	Virtus NFJ Mid-Cap Value A: Class A Investment Adviser: NFJ Investment Group, LLC SubAdviser: NFJ Investment Group LLC – Dallas	1.00	*	3.58	5.89	7.46
06-4WM	Small Cap Value	Virtus NFJ Small-Cap Value A: Class A Investment Adviser: NFJ Investment Group, LLC SubAdviser: NFJ Investment Group LLC – Dallas	1.17	*	5.65	5.23	4.81
06-6KM	Small Cap Growth	Voya Small Cap Growth I: Class Inst Investment Adviser: Voya Investment Management Co. LLC (US) SubAdviser: Voya Investment Management Co. LLC	0.93		18.64	10.53	11.49
06-718	Intermediate Term Bond	Western Asset Core Plus Bond R: Class Retirement Investment Adviser: Western Asset Management Company, LLC SubAdviser: Western Asset Management Company Pte Ltd. – Singapore; Western Asset Management Company, LLC;Western Asset Management Company Ltd. – Japan;Western Asset Management Company Limited	1.11		-1.34	-2.23	0.82
06-74Y	Mid Cap Growth	MFS Mid Cap Growth R2: Class Retirement Investment Adviser: MFS Investment Management	1.28	*	14.12	8.51	10.93

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.

Variable Option [Line Items]
Prospectuses Available [Text Block]

The following is a list of Funds available under the contract. The availability of Funds vary by Employee Benefit Plan. Please refer to your Plan Documents for a list of Funds available to you. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.oneamerica.com/prospectuses. You can request this information at no cost by calling 1-877-285-3863 or by sending an email to investments.rs@oneamerica.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund's past performance is not necessarily and indication of future performance.

Temporary Fee Reductions, Current Expenses [Text Block]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
AB Discovery Growth Z: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	AB Discovery Growth Z: Class Inst
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	17.65%
Average Annual Total Returns, 5 Years [Percent]	8.83%
Average Annual Total Returns, 10 Years [Percent]	10.25%
AB Discovery Value Z: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	AB Discovery Value Z: Class Inst
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	9.90%
Average Annual Total Returns, 5 Years [Percent]	8.68%
Average Annual Total Returns, 10 Years [Percent]	7.53%
AB Global Bond Z: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	AB Global Bond Z: Class Inst
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	2.74%
Average Annual Total Returns, 5 Years [Percent]	0.21%
Average Annual Total Returns, 10 Years [Percent]	1.85%
AB Global Risk Allocation I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	AB Global Risk Allocation I: Class Inst
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.17%	[3]
Average Annual Total Returns, 1 Year [Percent]	7.76%
Average Annual Total Returns, 5 Years [Percent]	5.22%
Average Annual Total Returns, 10 Years [Percent]	4.83%
AB High Income Advisor: Class Adv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	AB High Income Advisor: Class Adv
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	8.88%
Average Annual Total Returns, 5 Years [Percent]	3.66%
Average Annual Total Returns, 10 Years [Percent]	4.48%
AB Large Cap Growth Advisor: Class Adv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	AB Large Cap Growth Advisor: Class Adv
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.57%	[4]
Average Annual Total Returns, 1 Year [Percent]	25.44%
Average Annual Total Returns, 5 Years [Percent]	15.87%
Average Annual Total Returns, 10 Years [Percent]	15.71%
AB Large Cap Growth Z: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	AB Large Cap Growth Z: Class Inst
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	25.51%
Average Annual Total Returns, 5 Years [Percent]	15.95%
AB Small Cap Growth R: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	AB Small Cap Growth R: Class Retirement	[5]
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.	[5]
Current Expenses [Percent]	1.51%	[5]
Average Annual Total Returns, 1 Year [Percent]	18.02%	[5]
Average Annual Total Returns, 5 Years [Percent]	7.00%	[5]
Average Annual Total Returns, 10 Years [Percent]	10.12%	[5]
AB Small Cap Growth Z: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	AB Small Cap Growth Z: Class Inst
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.77%	[3]
Average Annual Total Returns, 1 Year [Percent]	18.90%
Average Annual Total Returns, 5 Years [Percent]	7.77%
AMG GW&K Small Mid Cap Core I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	AMG GW&K Small Mid Cap Core I: Class Inst	[5]
Portfolio Company Adviser [Text Block]	GW&K Investment Management, LLC	[5]
Portfolio Company Subadviser [Text Block]	GW&K Investment Management, LLC	[5]
Current Expenses [Percent]	0.87%	[4],[5]
Average Annual Total Returns, 1 Year [Percent]	10.85%	[5]
Average Annual Total Returns, 5 Years [Percent]	10.12%	[5]
AMG Renaissance Large Cap Growth N: Class N [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	AMG Renaissance Large Cap Growth N: Class N
Portfolio Company Adviser [Text Block]	Renaissance Investment Management
Portfolio Company Subadviser [Text Block]	Renaissance Group LLC
Current Expenses [Percent]	1.00%	[4]
Average Annual Total Returns, 1 Year [Percent]	20.80%
Average Annual Total Returns, 5 Years [Percent]	15.02%
Average Annual Total Returns, 10 Years [Percent]	12.68%
AMG TimesSquare Mid Cap Growth Z: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	AMG TimesSquare Mid Cap Growth Z: Class Inst
Portfolio Company Adviser [Text Block]	TimesSquare Capital Management, LLC
Portfolio Company Subadviser [Text Block]	TimesSquare Capital Management, LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	10.78%
Average Annual Total Returns, 5 Years [Percent]	10.78%
Average Annual Total Returns, 10 Years [Percent]	11.27%
AQR Emerging Multi-Style II N: Class N [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	AQR Emerging Multi-Style II N: Class N
Portfolio Company Adviser [Text Block]	AQR Capital Management
Current Expenses [Percent]	0.97%	[4]
Average Annual Total Returns, 1 Year [Percent]	11.71%
Average Annual Total Returns, 5 Years [Percent]	2.94%
AQR International Multi-Style N: Class N [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	AQR International Multi-Style N: Class N
Portfolio Company Adviser [Text Block]	AQR Capital Management
Current Expenses [Percent]	0.87%	[4]
Average Annual Total Returns, 1 Year [Percent]	4.62%
Average Annual Total Returns, 5 Years [Percent]	5.27%
Average Annual Total Returns, 10 Years [Percent]	4.66%
AQR Large Cap Multi-Style N: Class N [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	AQR Large Cap Multi-Style N: Class N
Portfolio Company Adviser [Text Block]	AQR Capital Management
Current Expenses [Percent]	0.66%	[4]
Average Annual Total Returns, 1 Year [Percent]	22.57%
Average Annual Total Returns, 5 Years [Percent]	13.53%
Average Annual Total Returns, 10 Years [Percent]	10.59%
AQR Small Cap Multi-Style N: Class N [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	AQR Small Cap Multi-Style N: Class N
Portfolio Company Adviser [Text Block]	AQR Capital Management
Current Expenses [Percent]	0.86%	[4]
Average Annual Total Returns, 1 Year [Percent]	10.93%
Average Annual Total Returns, 5 Years [Percent]	10.68%
Average Annual Total Returns, 10 Years [Percent]	8.05%
Alger Balanced I-2: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Alger Balanced I-2: Class Inst
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	17.06%
Average Annual Total Returns, 5 Years [Percent]	9.87%
Average Annual Total Returns, 10 Years [Percent]	8.92%
Alger Capital Appreciation Instl R: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Alger Capital Appreciation Instl R: Class Retirement
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	1.69%
Average Annual Total Returns, 1 Year [Percent]	48.89%
Average Annual Total Returns, 5 Years [Percent]	17.10%
Average Annual Total Returns, 10 Years [Percent]	14.78%
Alger Capital Appreciation Instl Y: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Alger Capital Appreciation Instl Y: Class Inst
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	0.86%	[3]
Average Annual Total Returns, 1 Year [Percent]	50.13%
Average Annual Total Returns, 5 Years [Percent]	18.08%
Alger Capital Appreciation Ptfl I-2: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Alger Capital Appreciation Ptfl I-2: Class Inst
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	48.13%
Average Annual Total Returns, 5 Years [Percent]	17.84%
Average Annual Total Returns, 10 Years [Percent]	15.55%
Alger Capital Appreciation Z: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Alger Capital Appreciation Z: Class Inst	[6]
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC	[6]
Current Expenses [Percent]	0.95%	[6]
Average Annual Total Returns, 1 Year [Percent]	50.28%	[6]
Average Annual Total Returns, 5 Years [Percent]	18.06%	[6]
Average Annual Total Returns, 10 Years [Percent]	15.70%	[6]
Alger Focus Equity Y: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Alger Focus Equity Y: Class Inst
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	0.58%	[3]
Average Annual Total Returns, 1 Year [Percent]	52.28%
Average Annual Total Returns, 5 Years [Percent]	19.96%
Alger Large Cap Growth I-2: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Alger Large Cap Growth I-2: Class Inst
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	0.84%	[4]
Average Annual Total Returns, 1 Year [Percent]	42.89%
Average Annual Total Returns, 5 Years [Percent]	16.79%
Average Annual Total Returns, 10 Years [Percent]	13.87%
Alger Small Cap Focus Y: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Alger Small Cap Focus Y: Class Inst
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	0.86%	[3]
Average Annual Total Returns, 1 Year [Percent]	14.01%
Average Annual Total Returns, 5 Years [Percent]	0.82%
Alger Small Cap Focus Z: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Alger Small Cap Focus Z: Class Inst
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	14.02%
Average Annual Total Returns, 5 Years [Percent]	0.82%
Average Annual Total Returns, 10 Years [Percent]	7.86%
Alger Small Cap Growth Institutional I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Alger Small Cap Growth Institutional I: Class Inst
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	1.41%
Average Annual Total Returns, 1 Year [Percent]	7.77%
Average Annual Total Returns, 5 Years [Percent]	3.70%
Average Annual Total Returns, 10 Years [Percent]	7.55%
Alger Small Cap Growth Institutional R: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Alger Small Cap Growth Institutional R: Class Retirement
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	1.88%
Average Annual Total Returns, 1 Year [Percent]	7.28%
Average Annual Total Returns, 5 Years [Percent]	3.23%
Average Annual Total Returns, 10 Years [Percent]	7.04%
Allspring Core Plus Bond R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Allspring Core Plus Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	Allspring Global Investments
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	0.30%	[3]
Average Annual Total Returns, 1 Year [Percent]	2.41%
Average Annual Total Returns, 5 Years [Percent]	1.13%
Allspring International Equity R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Allspring International Equity R6: Class Retirement
Portfolio Company Adviser [Text Block]	Allspring Global Investments
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	0.80%	[3]
Average Annual Total Returns, 1 Year [Percent]	0.30%
Average Annual Total Returns, 5 Years [Percent]	2.80%
Allspring Special Mid Cap Value R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Allspring Special Mid Cap Value R6: Class Retirement
Portfolio Company Adviser [Text Block]	Allspring Global Investments
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	12.06%
Average Annual Total Returns, 5 Years [Percent]	9.33%
Average Annual Total Returns, 10 Years [Percent]	9.28%
Allspring Special Small Cap Value R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Allspring Special Small Cap Value R6: Class Retirement
Portfolio Company Adviser [Text Block]	Allspring Global Investments
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	6.96%
Average Annual Total Returns, 5 Years [Percent]	7.51%
Average Annual Total Returns, 10 Years [Percent]	8.27%
Amana Developing World Institutional: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Amana Developing World Institutional: Class Inst
Portfolio Company Adviser [Text Block]	Saturna Capital Corporation
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	7.22%
Average Annual Total Returns, 5 Years [Percent]	5.58%
Average Annual Total Returns, 10 Years [Percent]	3.06%
Amana Growth Institutional: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Amana Growth Institutional: Class Inst
Portfolio Company Adviser [Text Block]	Saturna Capital Corporation
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	16.02%
Average Annual Total Returns, 5 Years [Percent]	15.70%
Average Annual Total Returns, 10 Years [Percent]	14.73%
Amana Income Institutional: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Amana Income Institutional: Class Inst
Portfolio Company Adviser [Text Block]	Saturna Capital Corporation
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	13.16%
Average Annual Total Returns, 5 Years [Percent]	10.55%
Average Annual Total Returns, 10 Years [Percent]	9.88%
Amana Participation Institutional: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Amana Participation Institutional: Class Inst
Portfolio Company Adviser [Text Block]	Saturna Capital Corporation
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	4.00%
Average Annual Total Returns, 5 Years [Percent]	1.57%
American Beacon International Eq Inv: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Beacon International Eq Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Beacon Advisors Inc
Portfolio Company Subadviser [Text Block]	Lazard Asset Management LLC;American Century Investment Management Inc;Causeway Capital Management LLC
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	1.78%
Average Annual Total Returns, 5 Years [Percent]	3.98%
Average Annual Total Returns, 10 Years [Percent]	3.91%
American Beacon International Eq R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Beacon International Eq R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Beacon Advisors Inc
Portfolio Company Subadviser [Text Block]	Lazard Asset Management LLC;American Century Investment Management Inc;Causeway Capital Management LLC
Current Expenses [Percent]	0.70%	[3]
Average Annual Total Returns, 1 Year [Percent]	2.12%
Average Annual Total Returns, 5 Years [Percent]	4.38%
American Beacon Large Cap Value R5: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Beacon Large Cap Value R5: Class Retirement
Portfolio Company Adviser [Text Block]	American Beacon Advisors Inc
Portfolio Company Subadviser [Text Block]	Barrow Hanley Mewhinney & Strauss LLC;Hotchkis and Wiley Capital Mgmt LLC;Massachusetts Financial Services Company
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	15.19%
Average Annual Total Returns, 5 Years [Percent]	10.35%
Average Annual Total Returns, 10 Years [Percent]	9.07%
American Beacon SSI Alternative Inc R5: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Beacon SSI Alternative Inc R5: Class Retirement
Portfolio Company Adviser [Text Block]	SSI Investment Management LLC
Portfolio Company Subadviser [Text Block]	SSI Investment Management LLC
Current Expenses [Percent]	1.20%	[3]
Average Annual Total Returns, 1 Year [Percent]	9.41%
Average Annual Total Returns, 5 Years [Percent]	5.18%
American Beacon Shapiro SMID Cap Eq R5: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Beacon Shapiro SMID Cap Eq R5: Class Retirement
Portfolio Company Adviser [Text Block]	Shapiro Capital Management LLC
Portfolio Company Subadviser [Text Block]	Shapiro Capital Management LLC
Current Expenses [Percent]	0.90%	[3]
Average Annual Total Returns, 1 Year [Percent]	(1.31%)
Average Annual Total Returns, 5 Years [Percent]	7.15%
American Beacon Small Cap Value R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Beacon Small Cap Value R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Beacon Advisors Inc
Portfolio Company Subadviser [Text Block]	Barrow Hanley Mewhinney & Strauss LLC;Brandywine Global Investment Mgmt, LLC;DePrince Race & Zollo Inc;Hotchkis and Wiley Capital Mgmt LLC
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	7.50%
Average Annual Total Returns, 5 Years [Percent]	9.07%
American Beacon Small Cp Val Inv: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Beacon Small Cp Val Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Beacon Advisors Inc
Portfolio Company Subadviser [Text Block]	Barrow Hanley Mewhinney & Strauss LLC;Brandywine Global Investment Mgmt, LLC;DePrince Race & Zollo Inc;Hotchkis and Wiley Capital Mgmt LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	7.05%
Average Annual Total Returns, 5 Years [Percent]	8.68%
Average Annual Total Returns, 10 Years [Percent]	7.36%
American Beacon Stephens Mid-Cap Gr R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Beacon Stephens Mid-Cap Gr R6: Class Retirement
Portfolio Company Adviser [Text Block]	Stephens Inv Mgmt Group LLC
Portfolio Company Subadviser [Text Block]	Stephens Inv Mgmt Group LLC
Current Expenses [Percent]	0.89%	[3]
Average Annual Total Returns, 1 Year [Percent]	13.39%
Average Annual Total Returns, 5 Years [Percent]	10.10%
American Century Disciplined Growth A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century Disciplined Growth A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.17%	[7]
Average Annual Total Returns, 1 Year [Percent]	31.03%
Average Annual Total Returns, 5 Years [Percent]	15.96%
Average Annual Total Returns, 10 Years [Percent]	13.09%
American Century Disciplined Growth Inv: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century Disciplined Growth Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.92%	[4]
Average Annual Total Returns, 1 Year [Percent]	31.36%
Average Annual Total Returns, 5 Years [Percent]	16.26%
Average Annual Total Returns, 10 Years [Percent]	13.37%
American Century Discplnd Cor Val Inv: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century Discplnd Cor Val Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	13.26%
Average Annual Total Returns, 5 Years [Percent]	8.24%
Average Annual Total Returns, 10 Years [Percent]	8.29%
American Century Diversified Bond A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century Diversified Bond A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	1.06%
Average Annual Total Returns, 5 Years [Percent]	(0.57%)
Average Annual Total Returns, 10 Years [Percent]	0.85%
American Century Diversified Bond Inv: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century Diversified Bond Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	1.31%
Average Annual Total Returns, 5 Years [Percent]	(0.32%)
Average Annual Total Returns, 10 Years [Percent]	1.10%
American Century Emerging Markets A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century Emerging Markets A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.52%
Average Annual Total Returns, 1 Year [Percent]	11.28%
Average Annual Total Returns, 5 Years [Percent]	(0.41%)
Average Annual Total Returns, 10 Years [Percent]	3.22%
American Century Emerging Markets Inv: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century Emerging Markets Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	11.44%
Average Annual Total Returns, 5 Years [Percent]	(0.17%)
Average Annual Total Returns, 10 Years [Percent]	3.48%
American Century Emerging Markets R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century Emerging Markets R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	11.82%
Average Annual Total Returns, 5 Years [Percent]	0.18%
Average Annual Total Returns, 10 Years [Percent]	3.84%
American Century Equity Growth A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century Equity Growth A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	24.42%
Average Annual Total Returns, 5 Years [Percent]	11.33%
Average Annual Total Returns, 10 Years [Percent]	10.06%
American Century Equity Growth Inv: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century Equity Growth Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	24.70%
Average Annual Total Returns, 5 Years [Percent]	11.61%
Average Annual Total Returns, 10 Years [Percent]	10.34%
American Century Equity Income A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century Equity Income A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	10.26%
Average Annual Total Returns, 5 Years [Percent]	5.34%
Average Annual Total Returns, 10 Years [Percent]	7.55%
American Century Equity Income Inv: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century Equity Income Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	10.53%
Average Annual Total Returns, 5 Years [Percent]	5.60%
Average Annual Total Returns, 10 Years [Percent]	7.82%
American Century Equity Income R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century Equity Income R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	10.89%
Average Annual Total Returns, 5 Years [Percent]	5.95%
Average Annual Total Returns, 10 Years [Percent]	8.19%
American Century Focused Lg Cap Val A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century Focused Lg Cap Val A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	10.87%
Average Annual Total Returns, 5 Years [Percent]	7.44%
Average Annual Total Returns, 10 Years [Percent]	7.43%
American Century Ginnie Mae A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century Ginnie Mae A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	0.24%
Average Annual Total Returns, 5 Years [Percent]	(1.27%)
Average Annual Total Returns, 10 Years [Percent]	0.18%
American Century Growth A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century Growth A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.14%	[4]
Average Annual Total Returns, 1 Year [Percent]	25.92%
Average Annual Total Returns, 5 Years [Percent]	16.11%
Average Annual Total Returns, 10 Years [Percent]	14.68%
American Century Growth R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.54%	[3]
Average Annual Total Returns, 1 Year [Percent]	26.67%
Average Annual Total Returns, 5 Years [Percent]	16.81%
Average Annual Total Returns, 10 Years [Percent]	15.37%
American Century Heritage A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century Heritage A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	24.55%
Average Annual Total Returns, 5 Years [Percent]	11.10%
Average Annual Total Returns, 10 Years [Percent]	10.65%
American Century Heritage Inv: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century Heritage Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	24.85%
Average Annual Total Returns, 5 Years [Percent]	11.37%
Average Annual Total Returns, 10 Years [Percent]	10.93%
American Century Heritage R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century Heritage R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	25.33%
Average Annual Total Returns, 5 Years [Percent]	11.77%
Average Annual Total Returns, 10 Years [Percent]	11.32%
American Century Inflation Adjs Bond A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century Inflation Adjs Bond A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	1.53%
Average Annual Total Returns, 5 Years [Percent]	1.29%
Average Annual Total Returns, 10 Years [Percent]	1.58%
American Century Inflation-Adjs Bond R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century Inflation-Adjs Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	1.94%
Average Annual Total Returns, 5 Years [Percent]	1.77%
American Century International Gr A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century International Gr A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.47%
Average Annual Total Returns, 1 Year [Percent]	2.01%
Average Annual Total Returns, 5 Years [Percent]	2.99%
Average Annual Total Returns, 10 Years [Percent]	4.42%
American Century International Gr Inv: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century International Gr Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	2.31%
Average Annual Total Returns, 5 Years [Percent]	3.25%
Average Annual Total Returns, 10 Years [Percent]	4.68%
American Century International Opps A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century International Opps A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.69%	[7]
Average Annual Total Returns, 1 Year [Percent]	1.01%
Average Annual Total Returns, 5 Years [Percent]	0.95%
Average Annual Total Returns, 10 Years [Percent]	4.58%
American Century International Opps Inv: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century International Opps Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.44%	[4]
Average Annual Total Returns, 1 Year [Percent]	1.31%
Average Annual Total Returns, 5 Years [Percent]	1.20%
Average Annual Total Returns, 10 Years [Percent]	4.85%
American Century Mid Cap Value A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century Mid Cap Value A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	8.23%
Average Annual Total Returns, 5 Years [Percent]	7.01%
Average Annual Total Returns, 10 Years [Percent]	7.68%
American Century Mid Cap Value Inv: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century Mid Cap Value Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	8.55%
Average Annual Total Returns, 5 Years [Percent]	7.27%
Average Annual Total Returns, 10 Years [Percent]	7.95%
American Century Mid Cap Value R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century Mid Cap Value R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	8.92%
Average Annual Total Returns, 5 Years [Percent]	7.64%
Average Annual Total Returns, 10 Years [Percent]	8.32%
American Century One Chc Blnd+ 2015 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century One Chc Blnd+ 2015 R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.25%	[3]
Average Annual Total Returns, 1 Year [Percent]	7.05%
American Century One Chc Blnd+ 2020 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century One Chc Blnd+ 2020 R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.25%	[3]
Average Annual Total Returns, 1 Year [Percent]	7.23%
American Century One Chc Blnd+ 2025 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century One Chc Blnd+ 2025 R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.25%	[3]
Average Annual Total Returns, 1 Year [Percent]	8.00%
American Century One Chc Blnd+ 2030 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century One Chc Blnd+ 2030 R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.25%	[3]
Average Annual Total Returns, 1 Year [Percent]	8.76%
American Century One Chc Blnd+ 2035 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century One Chc Blnd+ 2035 R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.24%	[3]
Average Annual Total Returns, 1 Year [Percent]	10.37%
American Century One Chc Blnd+ 2040 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century One Chc Blnd+ 2040 R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	11.89%
American Century One Chc Blnd+ 2045 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century One Chc Blnd+ 2045 R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	13.51%
American Century One Chc Blnd+ 2050 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century One Chc Blnd+ 2050 R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	14.48%
American Century One Chc Blnd+ 2055 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century One Chc Blnd+ 2055 R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	15.00%
American Century One Chc Blnd+ 2060 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century One Chc Blnd+ 2060 R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	15.51%
American Century One Chc Blnd+ 2065 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century One Chc Blnd+ 2065 R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	15.58%
American Century One Choice 2025 A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century One Choice 2025 A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.03%	[7]
Average Annual Total Returns, 1 Year [Percent]	7.32%
Average Annual Total Returns, 5 Years [Percent]	4.43%
Average Annual Total Returns, 10 Years [Percent]	4.85%
American Century One Choice 2025 Inv: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century One Choice 2025 Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.78%	[4]
Average Annual Total Returns, 1 Year [Percent]	7.66%
Average Annual Total Returns, 5 Years [Percent]	4.69%
Average Annual Total Returns, 10 Years [Percent]	5.12%
American Century One Choice 2025 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century One Choice 2025 R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.43%	[3]
Average Annual Total Returns, 1 Year [Percent]	8.02%
Average Annual Total Returns, 5 Years [Percent]	5.05%
Average Annual Total Returns, 10 Years [Percent]	5.46%
American Century One Choice 2030 A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century One Choice 2030 A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.05%	[7]
Average Annual Total Returns, 1 Year [Percent]	7.82%
Average Annual Total Returns, 5 Years [Percent]	4.80%
Average Annual Total Returns, 10 Years [Percent]	5.24%
American Century One Choice 2030 Inv: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century One Choice 2030 Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.80%	[4]
Average Annual Total Returns, 1 Year [Percent]	8.07%
Average Annual Total Returns, 5 Years [Percent]	5.07%
Average Annual Total Returns, 10 Years [Percent]	5.50%
American Century One Choice 2030 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century One Choice 2030 R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.45%	[3]
Average Annual Total Returns, 1 Year [Percent]	8.40%
Average Annual Total Returns, 5 Years [Percent]	5.42%
Average Annual Total Returns, 10 Years [Percent]	5.83%
American Century One Choice 2035 A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century One Choice 2035 A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.08%	[7]
Average Annual Total Returns, 1 Year [Percent]	8.42%
Average Annual Total Returns, 5 Years [Percent]	5.22%
Average Annual Total Returns, 10 Years [Percent]	5.64%
American Century One Choice 2035 Inv: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century One Choice 2035 Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.83%	[4]
Average Annual Total Returns, 1 Year [Percent]	8.69%
Average Annual Total Returns, 5 Years [Percent]	5.48%
Average Annual Total Returns, 10 Years [Percent]	5.91%
American Century One Choice 2035 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century One Choice 2035 R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.48%	[3]
Average Annual Total Returns, 1 Year [Percent]	9.11%
Average Annual Total Returns, 5 Years [Percent]	5.87%
Average Annual Total Returns, 10 Years [Percent]	6.27%
American Century One Choice 2040 A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century One Choice 2040 A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.10%	[7]
Average Annual Total Returns, 1 Year [Percent]	9.24%
Average Annual Total Returns, 5 Years [Percent]	5.68%
Average Annual Total Returns, 10 Years [Percent]	6.09%
American Century One Choice 2040 Inv: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century One Choice 2040 Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.85%	[4]
Average Annual Total Returns, 1 Year [Percent]	9.51%
Average Annual Total Returns, 5 Years [Percent]	5.95%
Average Annual Total Returns, 10 Years [Percent]	6.35%
American Century One Choice 2040 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century One Choice 2040 R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.50%	[3]
Average Annual Total Returns, 1 Year [Percent]	9.94%
Average Annual Total Returns, 5 Years [Percent]	6.34%
Average Annual Total Returns, 10 Years [Percent]	6.72%
American Century One Choice 2045 A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century One Choice 2045 A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.13%	[7]
Average Annual Total Returns, 1 Year [Percent]	10.07%
Average Annual Total Returns, 5 Years [Percent]	6.21%
Average Annual Total Returns, 10 Years [Percent]	6.56%
American Century One Choice 2045 Inv: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century One Choice 2045 Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.88%	[4]
Average Annual Total Returns, 1 Year [Percent]	10.40%
Average Annual Total Returns, 5 Years [Percent]	6.48%
Average Annual Total Returns, 10 Years [Percent]	6.83%
American Century One Choice 2045 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century One Choice 2045 R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.53%	[3]
Average Annual Total Returns, 1 Year [Percent]	10.73%
Average Annual Total Returns, 5 Years [Percent]	6.84%
Average Annual Total Returns, 10 Years [Percent]	7.19%
American Century One Choice 2050 A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century One Choice 2050 A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.15%	[7]
Average Annual Total Returns, 1 Year [Percent]	10.99%
Average Annual Total Returns, 5 Years [Percent]	6.83%
Average Annual Total Returns, 10 Years [Percent]	7.03%
American Century One Choice 2050 Inv: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century One Choice 2050 Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.90%	[4]
Average Annual Total Returns, 1 Year [Percent]	11.27%
Average Annual Total Returns, 5 Years [Percent]	7.10%
Average Annual Total Returns, 10 Years [Percent]	7.29%
American Century One Choice 2050 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century One Choice 2050 R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.55%	[3]
Average Annual Total Returns, 1 Year [Percent]	11.65%
Average Annual Total Returns, 5 Years [Percent]	7.48%
Average Annual Total Returns, 10 Years [Percent]	7.66%
American Century One Choice 2055 A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century One Choice 2055 A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.14%	[7]
Average Annual Total Returns, 1 Year [Percent]	11.83%
Average Annual Total Returns, 5 Years [Percent]	7.22%
Average Annual Total Returns, 10 Years [Percent]	7.28%
American Century One Choice 2055 Inv: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century One Choice 2055 Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.89%	[4]
Average Annual Total Returns, 1 Year [Percent]	12.10%
Average Annual Total Returns, 5 Years [Percent]	7.50%
Average Annual Total Returns, 10 Years [Percent]	7.55%
American Century One Choice 2055 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century One Choice 2055 R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.54%	[3]
Average Annual Total Returns, 1 Year [Percent]	12.50%
Average Annual Total Returns, 5 Years [Percent]	7.88%
Average Annual Total Returns, 10 Years [Percent]	7.92%
American Century One Choice 2060 A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century One Choice 2060 A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.14%	[7]
Average Annual Total Returns, 1 Year [Percent]	12.18%
Average Annual Total Returns, 5 Years [Percent]	7.43%
American Century One Choice 2060 Inv: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century One Choice 2060 Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.89%	[4]
Average Annual Total Returns, 1 Year [Percent]	12.45%
Average Annual Total Returns, 5 Years [Percent]	7.70%
American Century One Choice 2060 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century One Choice 2060 R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.54%	[3]
Average Annual Total Returns, 1 Year [Percent]	12.80%
Average Annual Total Returns, 5 Years [Percent]	8.07%
American Century One Choice 2065 A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century One Choice 2065 A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.14%	[7]
Average Annual Total Returns, 1 Year [Percent]	12.48%
American Century One Choice 2065 Inv: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century One Choice 2065 Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.89%	[4]
Average Annual Total Returns, 1 Year [Percent]	12.75%
American Century One Choice 2065 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century One Choice 2065 R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.54%	[3]
Average Annual Total Returns, 1 Year [Percent]	13.14%
American Century One Choice In Ret A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century One Choice In Ret A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.01%	[7]
Average Annual Total Returns, 1 Year [Percent]	7.27%
Average Annual Total Returns, 5 Years [Percent]	4.28%
Average Annual Total Returns, 10 Years [Percent]	4.50%
American Century One Choice In Ret Inv: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century One Choice In Ret Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.76%	[4]
Average Annual Total Returns, 1 Year [Percent]	7.54%
Average Annual Total Returns, 5 Years [Percent]	4.56%
Average Annual Total Returns, 10 Years [Percent]	4.76%
American Century One Choice In Ret R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century One Choice In Ret R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.41%	[3]
Average Annual Total Returns, 1 Year [Percent]	7.87%
Average Annual Total Returns, 5 Years [Percent]	4.92%
Average Annual Total Returns, 10 Years [Percent]	5.10%
American Century Real Estate A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century Real Estate A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	7.37%
Average Annual Total Returns, 5 Years [Percent]	2.85%
Average Annual Total Returns, 10 Years [Percent]	4.89%
American Century Real Estate Inv: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century Real Estate Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	7.63%
Average Annual Total Returns, 5 Years [Percent]	3.10%
Average Annual Total Returns, 10 Years [Percent]	5.15%
American Century Real Estate R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century Real Estate R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	7.98%
Average Annual Total Returns, 5 Years [Percent]	3.47%
Average Annual Total Returns, 10 Years [Percent]	5.52%
American Century Select A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century Select A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.15%	[7]
Average Annual Total Returns, 1 Year [Percent]	25.85%
Average Annual Total Returns, 5 Years [Percent]	15.74%
Average Annual Total Returns, 10 Years [Percent]	14.72%
American Century Select Inv: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century Select Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.90%	[4]
Average Annual Total Returns, 1 Year [Percent]	26.16%
Average Annual Total Returns, 5 Years [Percent]	16.03%
Average Annual Total Returns, 10 Years [Percent]	15.00%
American Century Small Cap Growth A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century Small Cap Growth A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.42%
Average Annual Total Returns, 1 Year [Percent]	14.62%
Average Annual Total Returns, 5 Years [Percent]	9.59%
Average Annual Total Returns, 10 Years [Percent]	10.52%
American Century Small Cap Growth R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century Small Cap Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	15.34%
Average Annual Total Returns, 5 Years [Percent]	10.25%
Average Annual Total Returns, 10 Years [Percent]	11.18%
American Century Small Cap Value A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century Small Cap Value A: Class A	[8]
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc	[8]
Current Expenses [Percent]	1.34%	[8]
Average Annual Total Returns, 1 Year [Percent]	8.74%	[8]
Average Annual Total Returns, 5 Years [Percent]	6.94%	[8]
Average Annual Total Returns, 10 Years [Percent]	9.36%	[8]
American Century Small Cap Value Inv: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century Small Cap Value Inv: Class Inv	[5]
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc	[5]
Current Expenses [Percent]	1.09%	[5]
Average Annual Total Returns, 1 Year [Percent]	7.20%	[5]
Average Annual Total Returns, 5 Years [Percent]	9.62%	[5]
Average Annual Total Returns, 10 Years [Percent]	9.01%	[5]
American Century Small Cap Value R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century Small Cap Value R6: Class Retirement	[6]
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc	[6]
Current Expenses [Percent]	0.74%	[6]
Average Annual Total Returns, 1 Year [Percent]	7.58%	[6]
Average Annual Total Returns, 5 Years [Percent]	10.01%	[6]
Average Annual Total Returns, 10 Years [Percent]	9.39%	[6]
American Century Small Company A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century Small Company A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	4.16%
Average Annual Total Returns, 5 Years [Percent]	6.73%
Average Annual Total Returns, 10 Years [Percent]	5.64%
American Century Strat Allc: Agrsv A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century Strat Allc: Agrsv A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.04%	[7]
Average Annual Total Returns, 1 Year [Percent]	12.74%
Average Annual Total Returns, 5 Years [Percent]	8.18%
Average Annual Total Returns, 10 Years [Percent]	7.69%
American Century Strat Allc: Agrsv Inv: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century Strat Allc: Agrsv Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.79%	[4]
Average Annual Total Returns, 1 Year [Percent]	13.06%
Average Annual Total Returns, 5 Years [Percent]	8.45%
Average Annual Total Returns, 10 Years [Percent]	7.96%
American Century Strat Allc: Agrsv R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century Strat Allc: Agrsv R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.44%	[3]
Average Annual Total Returns, 1 Year [Percent]	13.40%
Average Annual Total Returns, 5 Years [Percent]	8.82%
Average Annual Total Returns, 10 Years [Percent]	8.34%
American Century Strat Allc: Cnsrv A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century Strat Allc: Cnsrv A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.08%	[7]
Average Annual Total Returns, 1 Year [Percent]	7.48%
Average Annual Total Returns, 5 Years [Percent]	4.89%
Average Annual Total Returns, 10 Years [Percent]	4.75%
American Century Strat Allc: Cnsrv Inv: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century Strat Allc: Cnsrv Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.83%	[4]
Average Annual Total Returns, 1 Year [Percent]	7.75%
Average Annual Total Returns, 5 Years [Percent]	5.15%
Average Annual Total Returns, 10 Years [Percent]	5.03%
American Century Strat Allc: Cnsrv R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century Strat Allc: Cnsrv R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.48%	[3]
Average Annual Total Returns, 1 Year [Percent]	8.13%
Average Annual Total Returns, 5 Years [Percent]	5.51%
Average Annual Total Returns, 10 Years [Percent]	5.39%
American Century Strat Allc: Mod A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century Strat Allc: Mod A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.09%	[7]
Average Annual Total Returns, 1 Year [Percent]	10.08%
Average Annual Total Returns, 5 Years [Percent]	6.55%
Average Annual Total Returns, 10 Years [Percent]	6.30%
American Century Strat Allc: Mod Inv: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century Strat Allc: Mod Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.84%	[4]
Average Annual Total Returns, 1 Year [Percent]	10.48%
Average Annual Total Returns, 5 Years [Percent]	6.82%
Average Annual Total Returns, 10 Years [Percent]	6.57%
American Century Strat Allc: Mod R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century Strat Allc: Mod R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.49%	[3]
Average Annual Total Returns, 1 Year [Percent]	10.90%
Average Annual Total Returns, 5 Years [Percent]	7.21%
Average Annual Total Returns, 10 Years [Percent]	6.95%
American Century Ultra® A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century Ultra® A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.14%	[7]
Average Annual Total Returns, 1 Year [Percent]	29.21%
Average Annual Total Returns, 5 Years [Percent]	17.97%
Average Annual Total Returns, 10 Years [Percent]	16.15%
American Century Ultra® Inv: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century Ultra® Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.89%	[4]
Average Annual Total Returns, 1 Year [Percent]	29.55%
Average Annual Total Returns, 5 Years [Percent]	18.27%
Average Annual Total Returns, 10 Years [Percent]	16.44%
American Century Ultra® R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century Ultra® R6: Class Retirement
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.54%	[3]
Average Annual Total Returns, 1 Year [Percent]	29.99%
Average Annual Total Returns, 5 Years [Percent]	18.68%
Average Annual Total Returns, 10 Years [Percent]	16.85%
American Century Value A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century Value A: Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	1.24%	[7]
Average Annual Total Returns, 1 Year [Percent]	8.86%
Average Annual Total Returns, 5 Years [Percent]	7.99%
Average Annual Total Returns, 10 Years [Percent]	7.59%
American Century Value Inv: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century Value Inv: Class Inv
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.99%	[4]
Average Annual Total Returns, 1 Year [Percent]	9.12%
Average Annual Total Returns, 5 Years [Percent]	8.24%
Average Annual Total Returns, 10 Years [Percent]	7.86%
American Funds 2010 Trgt Date Retire R3: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds 2010 Trgt Date Retire R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	7.50%
Average Annual Total Returns, 5 Years [Percent]	4.31%
Average Annual Total Returns, 10 Years [Percent]	4.55%
American Funds 2010 Trgt Date Retire R4: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds 2010 Trgt Date Retire R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	7.85%
Average Annual Total Returns, 5 Years [Percent]	4.63%
Average Annual Total Returns, 10 Years [Percent]	4.88%
American Funds 2010 Trgt Date Retire R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds 2010 Trgt Date Retire R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	8.16%
Average Annual Total Returns, 5 Years [Percent]	4.99%
Average Annual Total Returns, 10 Years [Percent]	5.24%
American Funds 2015 Trgt Date Retire R3: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds 2015 Trgt Date Retire R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	7.76%
Average Annual Total Returns, 5 Years [Percent]	4.61%
Average Annual Total Returns, 10 Years [Percent]	4.88%
American Funds 2015 Trgt Date Retire R4: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds 2015 Trgt Date Retire R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	8.02%
Average Annual Total Returns, 5 Years [Percent]	4.90%
Average Annual Total Returns, 10 Years [Percent]	5.19%
American Funds 2015 Trgt Date Retire R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds 2015 Trgt Date Retire R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	8.50%
Average Annual Total Returns, 5 Years [Percent]	5.29%
Average Annual Total Returns, 10 Years [Percent]	5.57%
American Funds 2020 Trgt Date Retire R3: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds 2020 Trgt Date Retire R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	8.23%
Average Annual Total Returns, 5 Years [Percent]	4.94%
Average Annual Total Returns, 10 Years [Percent]	5.30%
American Funds 2020 Trgt Date Retire R4: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds 2020 Trgt Date Retire R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	8.68%
Average Annual Total Returns, 5 Years [Percent]	5.27%
Average Annual Total Returns, 10 Years [Percent]	5.63%
American Funds 2020 Trgt Date Retire R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds 2020 Trgt Date Retire R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	8.94%
Average Annual Total Returns, 5 Years [Percent]	5.63%
Average Annual Total Returns, 10 Years [Percent]	6.00%
American Funds 2025 Trgt Date Retire R3: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds 2025 Trgt Date Retire R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	8.64%
Average Annual Total Returns, 5 Years [Percent]	5.56%
Average Annual Total Returns, 10 Years [Percent]	5.98%
American Funds 2025 Trgt Date Retire R4: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds 2025 Trgt Date Retire R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	8.94%
Average Annual Total Returns, 5 Years [Percent]	5.86%
Average Annual Total Returns, 10 Years [Percent]	6.30%
American Funds 2025 Trgt Date Retire R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds 2025 Trgt Date Retire R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.31%
Average Annual Total Returns, 1 Year [Percent]	9.34%
Average Annual Total Returns, 5 Years [Percent]	6.23%
Average Annual Total Returns, 10 Years [Percent]	6.68%
American Funds 2030 Trgt Date Retire R3: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds 2030 Trgt Date Retire R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	10.15%
Average Annual Total Returns, 5 Years [Percent]	6.49%
Average Annual Total Returns, 10 Years [Percent]	6.93%
American Funds 2030 Trgt Date Retire R4: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds 2030 Trgt Date Retire R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	10.49%
Average Annual Total Returns, 5 Years [Percent]	6.80%
Average Annual Total Returns, 10 Years [Percent]	7.25%
American Funds 2030 Trgt Date Retire R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds 2030 Trgt Date Retire R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.33%
Average Annual Total Returns, 1 Year [Percent]	10.86%
Average Annual Total Returns, 5 Years [Percent]	7.18%
Average Annual Total Returns, 10 Years [Percent]	7.63%
American Funds 2035 Trgt Date Retire R3: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds 2035 Trgt Date Retire R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	12.05%
Average Annual Total Returns, 5 Years [Percent]	7.74%
Average Annual Total Returns, 10 Years [Percent]	8.01%
American Funds 2035 Trgt Date Retire R4: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds 2035 Trgt Date Retire R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	12.39%
Average Annual Total Returns, 5 Years [Percent]	8.06%
Average Annual Total Returns, 10 Years [Percent]	8.33%
American Funds 2035 Trgt Date Retire R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds 2035 Trgt Date Retire R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	12.73%
Average Annual Total Returns, 5 Years [Percent]	8.43%
Average Annual Total Returns, 10 Years [Percent]	8.71%
American Funds 2040 Trgt Date Retire R3: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds 2040 Trgt Date Retire R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	14.03%
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	8.64%
American Funds 2040 Trgt Date Retire R4: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds 2040 Trgt Date Retire R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	14.37%
Average Annual Total Returns, 5 Years [Percent]	9.02%
Average Annual Total Returns, 10 Years [Percent]	8.97%
American Funds 2040 Trgt Date Retire R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds 2040 Trgt Date Retire R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	14.79%
Average Annual Total Returns, 5 Years [Percent]	9.40%
Average Annual Total Returns, 10 Years [Percent]	9.35%
American Funds 2045 Trgt Date Retire R3: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds 2045 Trgt Date Retire R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	14.44%
Average Annual Total Returns, 5 Years [Percent]	8.89%
Average Annual Total Returns, 10 Years [Percent]	8.81%
American Funds 2045 Trgt Date Retire R4: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds 2045 Trgt Date Retire R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	14.82%
Average Annual Total Returns, 5 Years [Percent]	9.22%
Average Annual Total Returns, 10 Years [Percent]	9.14%
American Funds 2045 Trgt Date Retire R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds 2045 Trgt Date Retire R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	15.17%
Average Annual Total Returns, 5 Years [Percent]	9.60%
Average Annual Total Returns, 10 Years [Percent]	9.52%
American Funds 2050 Trgt Date Retire R3: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds 2050 Trgt Date Retire R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	14.65%
Average Annual Total Returns, 5 Years [Percent]	8.93%
Average Annual Total Returns, 10 Years [Percent]	8.88%
American Funds 2050 Trgt Date Retire R4: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds 2050 Trgt Date Retire R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	15.02%
Average Annual Total Returns, 5 Years [Percent]	9.25%
Average Annual Total Returns, 10 Years [Percent]	9.21%
American Funds 2050 Trgt Date Retire R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds 2050 Trgt Date Retire R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	15.43%
Average Annual Total Returns, 5 Years [Percent]	9.64%
Average Annual Total Returns, 10 Years [Percent]	9.59%
American Funds 2055 Trgt Date Retire R3: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds 2055 Trgt Date Retire R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	14.81%
Average Annual Total Returns, 5 Years [Percent]	8.89%
Average Annual Total Returns, 10 Years [Percent]	8.85%
American Funds 2055 Trgt Date Retire R4: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds 2055 Trgt Date Retire R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	15.16%
Average Annual Total Returns, 5 Years [Percent]	9.22%
Average Annual Total Returns, 10 Years [Percent]	9.19%
American Funds 2055 Trgt Date Retire R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds 2055 Trgt Date Retire R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	15.58%
Average Annual Total Returns, 5 Years [Percent]	9.60%
Average Annual Total Returns, 10 Years [Percent]	9.57%
American Funds 2060 Trgt Date Retire R3: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds 2060 Trgt Date Retire R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	14.93%
Average Annual Total Returns, 5 Years [Percent]	8.88%
American Funds 2060 Trgt Date Retire R4: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds 2060 Trgt Date Retire R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	15.25%
Average Annual Total Returns, 5 Years [Percent]	9.22%
American Funds 2060 Trgt Date Retire R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds 2060 Trgt Date Retire R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	15.60%
Average Annual Total Returns, 5 Years [Percent]	9.59%
American Funds 2065 Trgt Date Retire R3: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds 2065 Trgt Date Retire R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	14.91%
American Funds 2065 Trgt Date Retire R4: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds 2065 Trgt Date Retire R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	15.26%
American Funds 2065 Trgt Date Retire R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds 2065 Trgt Date Retire R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	15.64%
American Funds 2070 Trgt Date Retire R3: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds 2070 Trgt Date Retire R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.07%
American Funds 2070 Trgt Date Retire R4: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds 2070 Trgt Date Retire R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.76%
American Funds 2070 Trgt Date Retire R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds 2070 Trgt Date Retire R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.39%
American Funds AMCAP R3: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds AMCAP R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Group
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	20.73%
Average Annual Total Returns, 5 Years [Percent]	10.79%
Average Annual Total Returns, 10 Years [Percent]	10.57%
American Funds AMCAP R4: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds AMCAP R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Group
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	21.12%
Average Annual Total Returns, 5 Years [Percent]	11.13%
Average Annual Total Returns, 10 Years [Percent]	10.89%
American Funds AMCAP R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds AMCAP R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Group
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	21.52%
Average Annual Total Returns, 5 Years [Percent]	11.51%
Average Annual Total Returns, 10 Years [Percent]	11.28%
American Funds American Balanced R3: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds American Balanced R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	14.57%
Average Annual Total Returns, 5 Years [Percent]	7.77%
Average Annual Total Returns, 10 Years [Percent]	7.77%
American Funds American Balanced R4: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds American Balanced R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	14.90%
Average Annual Total Returns, 5 Years [Percent]	8.09%
Average Annual Total Returns, 10 Years [Percent]	8.09%
American Funds American Balanced R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds American Balanced R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	15.30%
Average Annual Total Returns, 5 Years [Percent]	8.47%
Average Annual Total Returns, 10 Years [Percent]	8.47%
American Funds American High-Inc R3: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds American High-Inc R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Group
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	9.15%
Average Annual Total Returns, 5 Years [Percent]	4.95%
Average Annual Total Returns, 10 Years [Percent]	4.69%
American Funds American High-Inc R4: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds American High-Inc R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Group
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	9.48%
Average Annual Total Returns, 5 Years [Percent]	5.27%
Average Annual Total Returns, 10 Years [Percent]	5.01%
American Funds American High-Inc R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds American High-Inc R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Group
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	9.86%
Average Annual Total Returns, 5 Years [Percent]	5.64%
Average Annual Total Returns, 10 Years [Percent]	5.38%
American Funds American Mutual R4: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds American Mutual R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Group
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	14.92%
Average Annual Total Returns, 5 Years [Percent]	9.43%
Average Annual Total Returns, 10 Years [Percent]	9.31%
American Funds American Mutual R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds American Mutual R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Group
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	15.30%
Average Annual Total Returns, 5 Years [Percent]	9.81%
Average Annual Total Returns, 10 Years [Percent]	9.69%
American Funds Bond Fund of Amer R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Bond Fund of Amer R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.24%	[3]
Average Annual Total Returns, 1 Year [Percent]	1.51%
Average Annual Total Returns, 5 Years [Percent]	0.64%
Average Annual Total Returns, 10 Years [Percent]	1.88%
American Funds Capital Income Bldr R4: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Capital Income Bldr R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	10.22%
Average Annual Total Returns, 5 Years [Percent]	5.77%
Average Annual Total Returns, 10 Years [Percent]	5.50%
American Funds Capital Income Bldr R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Capital Income Bldr R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	10.61%
Average Annual Total Returns, 5 Years [Percent]	6.14%
Average Annual Total Returns, 10 Years [Percent]	5.87%
American Funds Capital World Bond R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Capital World Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	(2.80%)
Average Annual Total Returns, 5 Years [Percent]	(2.06%)
Average Annual Total Returns, 10 Years [Percent]	0.25%
American Funds Capital World Gr&Inc R3: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Capital World Gr&Inc R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Group
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	13.53%
Average Annual Total Returns, 5 Years [Percent]	8.21%
Average Annual Total Returns, 10 Years [Percent]	7.87%
American Funds Capital World Gr&Inc R4: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Capital World Gr&Inc R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Group
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	13.86%
Average Annual Total Returns, 5 Years [Percent]	8.53%
Average Annual Total Returns, 10 Years [Percent]	8.19%
American Funds Capital World Gr&Inc R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Capital World Gr&Inc R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Group
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	14.26%
Average Annual Total Returns, 5 Years [Percent]	8.91%
Average Annual Total Returns, 10 Years [Percent]	8.57%
American Funds Europacific Growth R3: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Europacific Growth R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Group
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	4.36%
Average Annual Total Returns, 5 Years [Percent]	3.27%
Average Annual Total Returns, 10 Years [Percent]	4.98%
American Funds Europacific Growth R4: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Europacific Growth R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Group
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	4.68%
Average Annual Total Returns, 5 Years [Percent]	3.58%
Average Annual Total Returns, 10 Years [Percent]	5.30%
American Funds Europacific Growth R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Europacific Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Group
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	5.04%
Average Annual Total Returns, 5 Years [Percent]	3.95%
Average Annual Total Returns, 10 Years [Percent]	5.66%
American Funds Fundamental Invs R3: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Fundamental Invs R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Group
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	22.63%
Average Annual Total Returns, 5 Years [Percent]	12.31%
Average Annual Total Returns, 10 Years [Percent]	11.63%
American Funds Fundamental Invs R4: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Fundamental Invs R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Group
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	22.98%
Average Annual Total Returns, 5 Years [Percent]	12.65%
Average Annual Total Returns, 10 Years [Percent]	11.96%
American Funds Fundamental Invs R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Fundamental Invs R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Group
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	23.43%
Average Annual Total Returns, 5 Years [Percent]	13.04%
Average Annual Total Returns, 10 Years [Percent]	12.36%
American Funds Global Balanced R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Global Balanced R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	6.90%
Average Annual Total Returns, 5 Years [Percent]	4.96%
Average Annual Total Returns, 10 Years [Percent]	5.25%
American Funds Growth Fund of Amer R3: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Growth Fund of Amer R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Group
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	28.02%
Average Annual Total Returns, 5 Years [Percent]	14.58%
Average Annual Total Returns, 10 Years [Percent]	13.29%
American Funds Growth Fund of Amer R4: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Growth Fund of Amer R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Group
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	28.39%
Average Annual Total Returns, 5 Years [Percent]	14.92%
Average Annual Total Returns, 10 Years [Percent]	13.63%
American Funds Growth Fund of Amer R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Growth Fund of Amer R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Group
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	28.84%
Average Annual Total Returns, 5 Years [Percent]	15.33%
Average Annual Total Returns, 10 Years [Percent]	14.03%
American Funds Income Fund of Amer R4: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Income Fund of Amer R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	10.82%
Average Annual Total Returns, 5 Years [Percent]	6.53%
Average Annual Total Returns, 10 Years [Percent]	6.66%
American Funds Income Fund of Amer R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Income Fund of Amer R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	11.22%
Average Annual Total Returns, 5 Years [Percent]	6.91%
Average Annual Total Returns, 10 Years [Percent]	7.03%
American Funds Inflation Linked Bd R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Inflation Linked Bd R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	2.20%
Average Annual Total Returns, 5 Years [Percent]	1.93%
Average Annual Total Returns, 10 Years [Percent]	2.27%
American Funds Interm Bd Fd of Amer R3: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Interm Bd Fd of Amer R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.89%	[7]
Average Annual Total Returns, 1 Year [Percent]	2.64%
Average Annual Total Returns, 5 Years [Percent]	0.85%
Average Annual Total Returns, 10 Years [Percent]	1.11%
American Funds Interm Bd Fd of Amer R4: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Interm Bd Fd of Amer R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.59%	[4]
Average Annual Total Returns, 1 Year [Percent]	2.95%
Average Annual Total Returns, 5 Years [Percent]	1.15%
Average Annual Total Returns, 10 Years [Percent]	1.42%
American Funds Interm Bd Fd of Amer R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Interm Bd Fd of Amer R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.25%	[3]
Average Annual Total Returns, 1 Year [Percent]	3.30%
Average Annual Total Returns, 5 Years [Percent]	1.50%
Average Annual Total Returns, 10 Years [Percent]	1.77%
American Funds International Vntg R-6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds International Vntg R-6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Group
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	1.36%
Average Annual Total Returns, 5 Years [Percent]	4.54%
American Funds Intl Gr and Inc R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Intl Gr and Inc R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Group
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	3.68%
Average Annual Total Returns, 5 Years [Percent]	3.94%
Average Annual Total Returns, 10 Years [Percent]	4.72%
American Funds Invmt Co of Amer R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Invmt Co of Amer R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Group
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	25.33%
Average Annual Total Returns, 5 Years [Percent]	14.54%
Average Annual Total Returns, 10 Years [Percent]	12.16%
American Funds New Economy R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds New Economy R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Group
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	24.09%
Average Annual Total Returns, 5 Years [Percent]	11.27%
Average Annual Total Returns, 10 Years [Percent]	11.58%
American Funds New Perspective R3: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds New Perspective R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Group
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	16.39%
Average Annual Total Returns, 5 Years [Percent]	10.75%
Average Annual Total Returns, 10 Years [Percent]	10.75%
American Funds New Perspective R4: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds New Perspective R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Group
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	16.74%
Average Annual Total Returns, 5 Years [Percent]	11.09%
Average Annual Total Returns, 10 Years [Percent]	11.08%
American Funds New Perspective R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds New Perspective R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Group
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	17.16%
Average Annual Total Returns, 5 Years [Percent]	11.48%
Average Annual Total Returns, 10 Years [Percent]	11.47%
American Funds New World R3: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds New World R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	6.20%
Average Annual Total Returns, 5 Years [Percent]	4.39%
Average Annual Total Returns, 10 Years [Percent]	5.87%
American Funds New World R4: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds New World R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	6.52%
Average Annual Total Returns, 5 Years [Percent]	4.70%
Average Annual Total Returns, 10 Years [Percent]	6.20%
American Funds New World R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds New World R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	6.88%
Average Annual Total Returns, 5 Years [Percent]	5.07%
Average Annual Total Returns, 10 Years [Percent]	6.57%
American Funds SMALLCAP World R3: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds SMALLCAP World R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	2.06%
Average Annual Total Returns, 5 Years [Percent]	4.97%
Average Annual Total Returns, 10 Years [Percent]	7.39%
American Funds SMALLCAP World R4: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds SMALLCAP World R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	2.36%
Average Annual Total Returns, 5 Years [Percent]	5.28%
Average Annual Total Returns, 10 Years [Percent]	7.72%
American Funds SMALLCAP World R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds SMALLCAP World R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	2.71%
Average Annual Total Returns, 5 Years [Percent]	5.65%
Average Annual Total Returns, 10 Years [Percent]	8.10%
American Funds US Government Sec R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds US Government Sec R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.25%	[3]
Average Annual Total Returns, 1 Year [Percent]	1.03%
Average Annual Total Returns, 5 Years [Percent]	0.37%
Average Annual Total Returns, 10 Years [Percent]	1.32%
American Funds Washington Mutual R3: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Washington Mutual R3: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Group
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	18.57%
Average Annual Total Returns, 5 Years [Percent]	11.68%
Average Annual Total Returns, 10 Years [Percent]	10.96%
American Funds Washington Mutual R4: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Washington Mutual R4: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Group
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	18.96%
Average Annual Total Returns, 5 Years [Percent]	12.02%
Average Annual Total Returns, 10 Years [Percent]	11.30%
American Funds Washington Mutual R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Washington Mutual R6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Group
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	19.34%
Average Annual Total Returns, 5 Years [Percent]	12.41%
Average Annual Total Returns, 10 Years [Percent]	11.69%
Ariel Appreciation Investor: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Ariel Appreciation Investor: Class Inv
Portfolio Company Adviser [Text Block]	Ariel Investments, LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	6.30%
Average Annual Total Returns, 5 Years [Percent]	6.83%
Average Annual Total Returns, 10 Years [Percent]	6.13%
Ariel Fund Investor: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Ariel Fund Investor: Class Inv
Portfolio Company Adviser [Text Block]	Ariel Investments, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	11.79%
Average Annual Total Returns, 5 Years [Percent]	8.56%
Average Annual Total Returns, 10 Years [Percent]	7.62%
Ariel International Investor: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Ariel International Investor: Class Inv
Portfolio Company Adviser [Text Block]	Ariel Investments, LLC
Current Expenses [Percent]	1.17%	[4]
Average Annual Total Returns, 1 Year [Percent]	5.36%
Average Annual Total Returns, 5 Years [Percent]	2.75%
Average Annual Total Returns, 10 Years [Percent]	3.43%
Auxier Focus Institutional: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Auxier Focus Institutional: Class Inst
Portfolio Company Adviser [Text Block]	Auxier Asset Management LLC
Current Expenses [Percent]	0.80%	[3]
Average Annual Total Returns, 1 Year [Percent]	11.46%
Average Annual Total Returns, 5 Years [Percent]	8.36%
Average Annual Total Returns, 10 Years [Percent]	8.02%
Avantis® Emerging Markets Equity Instl: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Avantis® Emerging Markets Equity Instl: Class Inst
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.33%
Average Annual Total Returns, 1 Year [Percent]	7.68%
Average Annual Total Returns, 5 Years [Percent]	4.32%
Avantis® U.S. Small Cap Value Instl: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Avantis® U.S. Small Cap Value Instl: Class Inst
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	8.88%
Average Annual Total Returns, 5 Years [Percent]	14.62%
BNY Mellon Bond Market Index I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	BNY Mellon Bond Market Index I: Class Inst
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Funds VII, Inc.
Current Expenses [Percent]	0.15%	[6]
Average Annual Total Returns, 1 Year [Percent]	1.16%
Average Annual Total Returns, 5 Years [Percent]	(0.48%)
Average Annual Total Returns, 10 Years [Percent]	1.17%
BNY Mellon Natural Resources I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	BNY Mellon Natural Resources I: Class Inst
Portfolio Company Adviser [Text Block]	Newton Investment Management Group
Portfolio Company Subadviser [Text Block]	Newton Investment Management North America, LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	0.95%
Average Annual Total Returns, 5 Years [Percent]	15.34%
Average Annual Total Returns, 10 Years [Percent]	8.28%
BNY Mellon Natural Resources Y: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	BNY Mellon Natural Resources Y: Class Inst
Portfolio Company Adviser [Text Block]	Newton Investment Management Group
Portfolio Company Subadviser [Text Block]	Newton Investment Management North America, LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	1.06%
Average Annual Total Returns, 5 Years [Percent]	15.45%
BNY Mellon Small Cap Stock Index I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	BNY Mellon Small Cap Stock Index I: Class Inst
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Management
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	8.48%
Average Annual Total Returns, 5 Years [Percent]	8.14%
BNY Mellon Sust US Equity Y: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	BNY Mellon Sust US Equity Y: Class Inst
Portfolio Company Adviser [Text Block]	Newton Investment Management Group
Portfolio Company Subadviser [Text Block]	Newton Investment Management Ltd
Current Expenses [Percent]	0.70%	[6]
Average Annual Total Returns, 1 Year [Percent]	24.81%
Average Annual Total Returns, 5 Years [Percent]	13.45%
Baird Aggregate Bond Inst: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Baird Aggregate Bond Inst: Class Inst
Portfolio Company Adviser [Text Block]	Baird Advisors
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	1.85%
Average Annual Total Returns, 5 Years [Percent]	0.11%
Average Annual Total Returns, 10 Years [Percent]	1.76%
Baird Core Plus Bond Inst: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Baird Core Plus Bond Inst: Class Inst
Portfolio Company Adviser [Text Block]	Baird Advisors
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	2.54%
Average Annual Total Returns, 5 Years [Percent]	0.56%
Average Annual Total Returns, 10 Years [Percent]	2.15%
Baird Intermediate Bond Inst: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Baird Intermediate Bond Inst: Class Inst
Portfolio Company Adviser [Text Block]	Baird Advisors
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	3.45%
Average Annual Total Returns, 5 Years [Percent]	1.15%
Average Annual Total Returns, 10 Years [Percent]	1.98%
Baird Short-Term Bond Inst: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Baird Short-Term Bond Inst: Class Inst	[9]
Portfolio Company Adviser [Text Block]	Baird Advisors	[9]
Current Expenses [Percent]	0.30%	[9]
Average Annual Total Returns, 1 Year [Percent]	4.99%	[9]
Average Annual Total Returns, 5 Years [Percent]	2.10%	[9]
Average Annual Total Returns, 10 Years [Percent]	2.13%	[9]
Baird Ultra Short Bond Institutional: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Baird Ultra Short Bond Institutional: Class Inst	[9]
Portfolio Company Adviser [Text Block]	Baird Advisors	[9]
Current Expenses [Percent]	0.15%	[3],[9]
Average Annual Total Returns, 1 Year [Percent]	5.65%	[9]
Average Annual Total Returns, 5 Years [Percent]	2.81%	[9]
Average Annual Total Returns, 10 Years [Percent]	2.22%	[9]
Baron Asset R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Baron Asset R6: Class Retirement
Portfolio Company Adviser [Text Block]	Baron Capital Management Inc
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	10.76%
Average Annual Total Returns, 5 Years [Percent]	7.96%
Baron Emerging Markets R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Baron Emerging Markets R6: Class Retirement
Portfolio Company Adviser [Text Block]	Baron Capital Management Inc
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	7.89%
Average Annual Total Returns, 5 Years [Percent]	1.03%
Baron Growth R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Baron Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Baron Capital Management Inc
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	5.01%
Average Annual Total Returns, 5 Years [Percent]	8.42%
BlackRock Advantage Small Cap Core K: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	BlackRock Advantage Small Cap Core K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Inc
Current Expenses [Percent]	0.45%	[3]
Average Annual Total Returns, 1 Year [Percent]	11.96%
Average Annual Total Returns, 5 Years [Percent]	7.50%
BlackRock Advantage Small Cap Gr Instl: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	BlackRock Advantage Small Cap Gr Instl: Class Inst
Portfolio Company Adviser [Text Block]	BlackRock Inc
Current Expenses [Percent]	0.50%	[4]
Average Annual Total Returns, 1 Year [Percent]	14.07%
Average Annual Total Returns, 5 Years [Percent]	7.03%
Average Annual Total Returns, 10 Years [Percent]	8.41%
BlackRock Advantage Small Cap Gr K: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	BlackRock Advantage Small Cap Gr K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Inc
Current Expenses [Percent]	0.45%	[3]
Average Annual Total Returns, 1 Year [Percent]	14.19%
Average Annual Total Returns, 5 Years [Percent]	7.09%
BlackRock Equity Dividend Instl: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	BlackRock Equity Dividend Instl: Class Inst
Portfolio Company Adviser [Text Block]	BlackRock Inc
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	9.74%
Average Annual Total Returns, 5 Years [Percent]	8.23%
Average Annual Total Returns, 10 Years [Percent]	9.07%
BlackRock Equity Dividend K: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	BlackRock Equity Dividend K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Inc
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	9.88%
Average Annual Total Returns, 5 Years [Percent]	8.36%
BlackRock Global Allocation Instl: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	BlackRock Global Allocation Instl: Class Inst
Portfolio Company Adviser [Text Block]	BlackRock Inc
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Ltd
Current Expenses [Percent]	0.85%	[4]
Average Annual Total Returns, 1 Year [Percent]	9.24%
Average Annual Total Returns, 5 Years [Percent]	6.01%
Average Annual Total Returns, 10 Years [Percent]	5.51%
BlackRock Global Allocation K: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	BlackRock Global Allocation K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Inc
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Ltd
Current Expenses [Percent]	0.76%	[6]
Average Annual Total Returns, 1 Year [Percent]	9.30%
Average Annual Total Returns, 5 Years [Percent]	6.10%
BlackRock Global Allocation R: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	BlackRock Global Allocation R: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Inc
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Ltd
Current Expenses [Percent]	1.46%	[7]
Average Annual Total Returns, 1 Year [Percent]	8.58%
Average Annual Total Returns, 5 Years [Percent]	5.36%
Average Annual Total Returns, 10 Years [Percent]	4.87%
BlackRock Global Dividend K: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	BlackRock Global Dividend K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Inc
Portfolio Company Subadviser [Text Block]	BlackRock International Limited
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	9.77%
Average Annual Total Returns, 5 Years [Percent]	6.87%
BlackRock Health Sciences Opps Instl: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	BlackRock Health Sciences Opps Instl: Class Inst
Portfolio Company Adviser [Text Block]	BlackRock Inc
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	4.12%
Average Annual Total Returns, 5 Years [Percent]	6.48%
Average Annual Total Returns, 10 Years [Percent]	9.35%
BlackRock Health Sciences Opps K: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	BlackRock Health Sciences Opps K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Inc
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	4.22%
Average Annual Total Returns, 5 Years [Percent]	6.58%
BlackRock Health Sciences Opps R: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	BlackRock Health Sciences Opps R: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Inc
Current Expenses [Percent]	1.46%
Average Annual Total Returns, 1 Year [Percent]	3.48%
Average Annual Total Returns, 5 Years [Percent]	5.83%
Average Annual Total Returns, 10 Years [Percent]	8.69%
BlackRock High Yield K: Class Other [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	BlackRock High Yield K: Class Other
Portfolio Company Adviser [Text Block]	BlackRock Inc
Portfolio Company Subadviser [Text Block]	BlackRock International Limited
Current Expenses [Percent]	0.48%	[6]
Average Annual Total Returns, 1 Year [Percent]	8.74%
Average Annual Total Returns, 5 Years [Percent]	4.44%
Average Annual Total Returns, 10 Years [Percent]	5.17%
BlackRock High Yield Port Svc: Class S [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	BlackRock High Yield Port Svc: Class S
Portfolio Company Adviser [Text Block]	BlackRock Inc
Portfolio Company Subadviser [Text Block]	BlackRock International Limited
Current Expenses [Percent]	0.86%	[4]
Average Annual Total Returns, 1 Year [Percent]	8.16%
Average Annual Total Returns, 5 Years [Percent]	4.05%
Average Annual Total Returns, 10 Years [Percent]	4.78%
BlackRock High Yield R: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	BlackRock High Yield R: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Inc
Portfolio Company Subadviser [Text Block]	BlackRock International Limited
Current Expenses [Percent]	1.17%	[7]
Average Annual Total Returns, 1 Year [Percent]	8.00%
Average Annual Total Returns, 5 Years [Percent]	3.76%
Average Annual Total Returns, 10 Years [Percent]	4.45%
BlackRock Inflation Protected Bond K: Class Other [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	BlackRock Inflation Protected Bond K: Class Other
Portfolio Company Adviser [Text Block]	BlackRock Inc
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Ltd
Current Expenses [Percent]	0.79%	[6]
Average Annual Total Returns, 1 Year [Percent]	1.87%
Average Annual Total Returns, 5 Years [Percent]	2.06%
Average Annual Total Returns, 10 Years [Percent]	2.19%
BlackRock LifePath® Index 2030 K: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	BlackRock LifePath® Index 2030 K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Inc
Current Expenses [Percent]	0.09%	[6]
Average Annual Total Returns, 1 Year [Percent]	9.26%
Average Annual Total Returns, 5 Years [Percent]	5.68%
Average Annual Total Returns, 10 Years [Percent]	6.47%
BlackRock LifePath® Index 2035 K: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	BlackRock LifePath® Index 2035 K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Inc
Current Expenses [Percent]	0.09%	[6]
Average Annual Total Returns, 1 Year [Percent]	10.98%
Average Annual Total Returns, 5 Years [Percent]	6.79%
Average Annual Total Returns, 10 Years [Percent]	7.33%
BlackRock LifePath® Index 2040 K: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	BlackRock LifePath® Index 2040 K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Inc
Current Expenses [Percent]	0.09%	[6]
Average Annual Total Returns, 1 Year [Percent]	12.66%
Average Annual Total Returns, 5 Years [Percent]	7.81%
Average Annual Total Returns, 10 Years [Percent]	8.11%
BlackRock LifePath® Index 2045 K: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	BlackRock LifePath® Index 2045 K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Inc
Current Expenses [Percent]	0.09%	[6]
Average Annual Total Returns, 1 Year [Percent]	14.36%
Average Annual Total Returns, 5 Years [Percent]	8.77%
Average Annual Total Returns, 10 Years [Percent]	8.76%
BlackRock LifePath® Index 2050 K: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	BlackRock LifePath® Index 2050 K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Inc
Current Expenses [Percent]	0.09%	[6]
Average Annual Total Returns, 1 Year [Percent]	15.65%
Average Annual Total Returns, 5 Years [Percent]	9.38%
Average Annual Total Returns, 10 Years [Percent]	9.12%
BlackRock LifePath® Index 2055 K: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	BlackRock LifePath® Index 2055 K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Inc
Current Expenses [Percent]	0.09%	[6]
Average Annual Total Returns, 1 Year [Percent]	16.29%
Average Annual Total Returns, 5 Years [Percent]	9.57%
Average Annual Total Returns, 10 Years [Percent]	9.23%
BlackRock LifePath® Index 2060 K: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	BlackRock LifePath® Index 2060 K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Inc
Current Expenses [Percent]	0.09%	[6]
Average Annual Total Returns, 1 Year [Percent]	16.29%
Average Annual Total Returns, 5 Years [Percent]	9.57%
BlackRock LifePath® Index 2065 K: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	BlackRock LifePath® Index 2065 K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Inc
Current Expenses [Percent]	0.09%	[6]
Average Annual Total Returns, 1 Year [Percent]	16.34%
Average Annual Total Returns, 5 Years [Percent]	9.67%
BlackRock LifePath® Index Retire K: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	BlackRock LifePath® Index Retire K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Inc
Current Expenses [Percent]	0.09%	[6]
Average Annual Total Returns, 1 Year [Percent]	7.15%
Average Annual Total Returns, 5 Years [Percent]	3.98%
Average Annual Total Returns, 10 Years [Percent]	4.73%
BlackRock Mid-Cap Growth Equity Instl: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	BlackRock Mid-Cap Growth Equity Instl: Class Inst
Portfolio Company Adviser [Text Block]	BlackRock Inc
Current Expenses [Percent]	0.80%	[4]
Average Annual Total Returns, 1 Year [Percent]	12.44%
Average Annual Total Returns, 5 Years [Percent]	8.61%
Average Annual Total Returns, 10 Years [Percent]	12.12%
BlackRock Mid-Cap Growth Equity K: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	BlackRock Mid-Cap Growth Equity K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Inc
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	12.55%
Average Annual Total Returns, 5 Years [Percent]	8.71%
BlackRock Mid-Cap Growth Equity R: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	BlackRock Mid-Cap Growth Equity R: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Inc
Current Expenses [Percent]	1.30%	[7]
Average Annual Total Returns, 1 Year [Percent]	11.88%
Average Annual Total Returns, 5 Years [Percent]	8.06%
Average Annual Total Returns, 10 Years [Percent]	11.53%
BlackRock Mid-Cap Value K: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	BlackRock Mid-Cap Value K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Inc
Current Expenses [Percent]	0.70%	[6]
Average Annual Total Returns, 1 Year [Percent]	9.46%
Average Annual Total Returns, 5 Years [Percent]	9.93%
BlackRock Mortgage-Backed Secs Inv A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	BlackRock Mortgage-Backed Secs Inv A: Class A
Portfolio Company Adviser [Text Block]	BlackRock Inc
Current Expenses [Percent]	0.68%	[4]
Average Annual Total Returns, 1 Year [Percent]	0.94%
Average Annual Total Returns, 5 Years [Percent]	(1.08%)
Average Annual Total Returns, 10 Years [Percent]	0.38%
BlackRock Multi-Asset Income Investor A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	BlackRock Multi-Asset Income Investor A: Class A
Portfolio Company Adviser [Text Block]	BlackRock Inc
Portfolio Company Subadviser [Text Block]	BlackRock Asset Management North Asia Ltd;BlackRock International Limited;BlackRock (Singapore) Ltd
Current Expenses [Percent]	0.82%	[4]
Average Annual Total Returns, 1 Year [Percent]	7.12%
Average Annual Total Returns, 5 Years [Percent]	3.55%
Average Annual Total Returns, 10 Years [Percent]	4.01%
BlackRock Multi-Asset Income Portfolio K: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	BlackRock Multi-Asset Income Portfolio K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Inc
Portfolio Company Subadviser [Text Block]	BlackRock Asset Management North Asia Ltd;BlackRock International Limited;BlackRock (Singapore) Ltd
Current Expenses [Percent]	0.52%	[6]
Average Annual Total Returns, 1 Year [Percent]	7.44%
Average Annual Total Returns, 5 Years [Percent]	3.84%
BlackRock Strategic Global Bond K: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	BlackRock Strategic Global Bond K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Inc
Portfolio Company Subadviser [Text Block]	BlackRock International Ltd;BlackRock (Singapore) Ltd
Current Expenses [Percent]	0.52%	[6]
Average Annual Total Returns, 1 Year [Percent]	0.50%
Average Annual Total Returns, 5 Years [Percent]	(0.22%)
BlackRock Strategic Income Opps Inv A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	BlackRock Strategic Income Opps Inv A: Class A
Portfolio Company Adviser [Text Block]	BlackRock Inc
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Ltd
Current Expenses [Percent]	0.99%	[4]
Average Annual Total Returns, 1 Year [Percent]	5.03%
Average Annual Total Returns, 5 Years [Percent]	2.62%
Average Annual Total Returns, 10 Years [Percent]	2.67%
BlackRock Strategic Income Opps K: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	BlackRock Strategic Income Opps K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Inc
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Ltd
Current Expenses [Percent]	0.65%	[6]
Average Annual Total Returns, 1 Year [Percent]	5.39%
Average Annual Total Returns, 5 Years [Percent]	2.99%
BlackRock Systematic Multi-Strat K: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	BlackRock Systematic Multi-Strat K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Inc
Portfolio Company Subadviser [Text Block]	BlackRock International Limited
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	6.83%
BlackRock Total Return Inv A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	BlackRock Total Return Inv A: Class A
Portfolio Company Adviser [Text Block]	BlackRock Inc
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Ltd
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	1.35%
Average Annual Total Returns, 5 Years [Percent]	(0.31%)
Average Annual Total Returns, 10 Years [Percent]	1.34%
BlackRock Total Return K: Class Other [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	BlackRock Total Return K: Class Other
Portfolio Company Adviser [Text Block]	BlackRock Inc
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Ltd
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	1.83%
Average Annual Total Returns, 5 Years [Percent]	0.09%
Average Annual Total Returns, 10 Years [Percent]	1.73%
BlackRock Total Return R: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	BlackRock Total Return R: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Inc
Portfolio Company Subadviser [Text Block]	BlackRock International Limited;BlackRock (Singapore) Ltd
Current Expenses [Percent]	1.04%	[7]
Average Annual Total Returns, 1 Year [Percent]	1.06%
Average Annual Total Returns, 5 Years [Percent]	(0.59%)
Average Annual Total Returns, 10 Years [Percent]	1.07%
Blackstone Alternative Multi-Strategy Y: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Blackstone Alternative Multi-Strategy Y: Class Inst
Portfolio Company Adviser [Text Block]	Blackstone Inc
Portfolio Company Subadviser [Text Block]	Nephila Capital Ltd;Oak Hill Advisors, L.P.;Blackstone Real
Estate Special Situations Advisors LLC;D.E. Shaw Investment Management
LLC;FORT LP;Mariner Investment Group, LLC;Harvest Fund Advisors
LLC;Two Sigma Advisers, LLC;Caspian Capital LP;Bayview Asset
Management, LLC;Blackstone Liquid Credit Strategies LLC;Melqart
Asset Management (UK) Ltd.;Fir Tree Capital Management LP;Bayforest
Capital Limited;TrailStone Commodity Trading US, LLC;Seiga Asset
Management Limited;Mesarete Capital LLP;SEVEN GRAND MANAGERS,
LLC;North Reef Capital Management LP;Merritt Point Partners LLC;
	Varick Capital Partners LP;Maren Capital LLC;OT Research
Current Expenses [Percent]	5.14%
Average Annual Total Returns, 1 Year [Percent]	7.63%
Average Annual Total Returns, 5 Years [Percent]	2.98%
Boston Trust SMID Cap: Class Other [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Boston Trust SMID Cap: Class Other
Portfolio Company Adviser [Text Block]	Boston Trust Walden Company
Current Expenses [Percent]	0.75%	[6]
Average Annual Total Returns, 1 Year [Percent]	10.17%
Average Annual Total Returns, 5 Years [Percent]	9.14%
Average Annual Total Returns, 10 Years [Percent]	9.90%
BrandywineGLOBAL Corporate Credit IS: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	BrandywineGLOBAL Corporate Credit IS: Class Inst
Portfolio Company Adviser [Text Block]	Brandywine Global Investment Mgmt, LLC
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Mgmt, LLC
Current Expenses [Percent]	0.49%	[6]
Average Annual Total Returns, 1 Year [Percent]	9.10%
Average Annual Total Returns, 5 Years [Percent]	5.44%
Average Annual Total Returns, 10 Years [Percent]	6.25%
BrandywineGLOBAL Div US Large Value IS: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	BrandywineGLOBAL Div US Large Value IS: Class Inst
Portfolio Company Adviser [Text Block]	Brandywine Global Investment Mgmt, LLC
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Mgmt, LLC
Current Expenses [Percent]	0.70%	[6]
Average Annual Total Returns, 1 Year [Percent]	18.74%
Average Annual Total Returns, 5 Years [Percent]	10.02%
Average Annual Total Returns, 10 Years [Percent]	9.41%
BrandywineGLOBAL Global Opp Bond FI: Class Other [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	BrandywineGLOBAL Global Opp Bond FI: Class Other
Portfolio Company Adviser [Text Block]	Brandywine Global Investment Mgmt, LLC
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Mgmt, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(9.65%)
Average Annual Total Returns, 5 Years [Percent]	(3.01%)
Average Annual Total Returns, 10 Years [Percent]	(0.55%)
BrandywineGLOBAL Global Opp Bond IS: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	BrandywineGLOBAL Global Opp Bond IS: Class Inst
Portfolio Company Adviser [Text Block]	Brandywine Global Investment Mgmt, LLC
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Mgmt, LLC
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	(9.38%)
Average Annual Total Returns, 5 Years [Percent]	(2.61%)
Average Annual Total Returns, 10 Years [Percent]	(0.14%)
BrandywineGLOBAL Global Opp Bond R: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	BrandywineGLOBAL Global Opp Bond R: Class Retirement
Portfolio Company Adviser [Text Block]	Brandywine Global Investment Mgmt, LLC
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Mgmt, LLC
Current Expenses [Percent]	1.25%	[7]
Average Annual Total Returns, 1 Year [Percent]	(9.89%)
Average Annual Total Returns, 5 Years [Percent]	(3.27%)
Average Annual Total Returns, 10 Years [Percent]	(0.81%)
CRM Mid Cap Value Inv: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	CRM Mid Cap Value Inv: Class Inv
Portfolio Company Adviser [Text Block]	Cramer Rosenthal McGlynn LLC
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	8.72%
Average Annual Total Returns, 5 Years [Percent]	8.39%
Average Annual Total Returns, 10 Years [Percent]	8.83%
CRM Small Cap Value Inv: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	CRM Small Cap Value Inv: Class Inv
Portfolio Company Adviser [Text Block]	Cramer Rosenthal McGlynn LLC
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	17.98%
Average Annual Total Returns, 5 Years [Percent]	6.47%
Average Annual Total Returns, 10 Years [Percent]	7.29%
Calamos Market Neutral Income R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Calamos Market Neutral Income R6: Class Retirement
Portfolio Company Adviser [Text Block]	Calamos Investments
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	7.44%
Calvert Balanced R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Calvert Balanced R6: Class Retirement
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	19.35%
Average Annual Total Returns, 5 Years [Percent]	9.44%
Calvert Equity A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Calvert Equity A: Class A
Portfolio Company Adviser [Text Block]	Atlanta Capital Management Company,LLC
Portfolio Company Subadviser [Text Block]	Atlanta Capital Management Company,LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	8.39%
Average Annual Total Returns, 5 Years [Percent]	11.04%
Average Annual Total Returns, 10 Years [Percent]	12.44%
Calvert Income A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Calvert Income A: Class A
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	4.53%
Average Annual Total Returns, 5 Years [Percent]	1.07%
Average Annual Total Returns, 10 Years [Percent]	2.66%
Calvert Small-Cap A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Calvert Small-Cap A: Class A
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	11.93%
Average Annual Total Returns, 5 Years [Percent]	7.50%
Average Annual Total Returns, 10 Years [Percent]	8.51%
Calvert Small-Cap R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Calvert Small-Cap R6: Class Retirement
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	12.32%
Average Annual Total Returns, 5 Years [Percent]	7.86%
Calvert US Large Cap Core Rspnb Idx R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Calvert US Large Cap Core Rspnb Idx R6: Class Retirement
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.19%	[6]
Average Annual Total Returns, 1 Year [Percent]	24.20%
Average Annual Total Returns, 5 Years [Percent]	14.48%
Calvert VP SRI Mid Cap: Class N/A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Calvert VP SRI Mid Cap: Class N/A
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.99%	[4]
Average Annual Total Returns, 1 Year [Percent]	10.22%
Average Annual Total Returns, 5 Years [Percent]	5.05%
Average Annual Total Returns, 10 Years [Percent]	6.40%
Carillon Eagle Mid Cap Growth R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Carillon Eagle Mid Cap Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Eagle Asset Management, Inc.
Portfolio Company Subadviser [Text Block]	Eagle Asset Management, Inc.
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	13.21%
Average Annual Total Returns, 5 Years [Percent]	9.70%
Average Annual Total Returns, 10 Years [Percent]	11.21%
Catholic Responsible Investments Bd Ins: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Catholic Responsible Investments Bd Ins: Class Inst
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company LP;Brandywine Global Investment Mgmt, LLC;Mercer Investments LLC;Sun Life Capital Management (U.S) LLC;Teachers Advisors, LLC
Current Expenses [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	2.08%
Catholic Rsp Invst Mlt-Styl US Eq Ins: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Catholic Rsp Invst Mlt-Styl US Eq Ins: Class Inst
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Portfolio Company Subadviser [Text Block]	Mar Vista Investment Partners, LLC;T. Rowe Price Associates, Inc.;Mercer Investments LLC;Boston Partners Global Investors, Inc;William Blair Investment Management, LLC
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	16.25%
Catholic Rspnsbl Invst Equity Idx Ins: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Catholic Rspnsbl Invst Equity Idx Ins: Class Inst
Portfolio Company Adviser [Text Block]	Rhumbline Advisers
Portfolio Company Subadviser [Text Block]	Rhumbline Advisers;Mercer Investments LLC
Current Expenses [Percent]	0.09%	[3]
Average Annual Total Returns, 1 Year [Percent]	24.69%
Catholic Rspnsbl Invst Intl Sm-Cp Ins: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Catholic Rspnsbl Invst Intl Sm-Cp Ins: Class Inst
Portfolio Company Adviser [Text Block]	Christian Brothers Inv Srvc Inc
Portfolio Company Subadviser [Text Block]	Lazard Asset Management LLC;Parametric Portfolio Associates LLC;Mercer Investments LLC;Allspring Global Investments, LLC
Current Expenses [Percent]	1.15%	[3]
Average Annual Total Returns, 1 Year [Percent]	7.72%
Catholic Rspnsbl Invstmnts Intl Eq Inv: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Catholic Rspnsbl Invstmnts Intl Eq Inv: Class Inv
Portfolio Company Adviser [Text Block]	Christian Brothers Inv Srvc Inc
Portfolio Company Subadviser [Text Block]	Causeway Capital Management LLC;Principal Global Investors LLC;WCM Investment Management;Mercer Investments LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	6.36%
Catholic Rspnsbl Invstmnts Small-Cap Ins: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Catholic Rspnsbl Invstmnts Small-Cap Ins: Class Inst
Portfolio Company Adviser [Text Block]	Rhumbline Advisers
Portfolio Company Subadviser [Text Block]	Rhumbline Advisers;Mercer Investments LLC
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	8.14%
ClearBridge Appreciation FI: Class Other [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	ClearBridge Appreciation FI: Class Other
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLC.
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	22.34%
Average Annual Total Returns, 5 Years [Percent]	12.49%
Average Annual Total Returns, 10 Years [Percent]	11.69%
ClearBridge Appreciation IS: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	ClearBridge Appreciation IS: Class Inst
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLC.
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	22.87%
Average Annual Total Returns, 5 Years [Percent]	12.98%
Average Annual Total Returns, 10 Years [Percent]	12.17%
ClearBridge Appreciation R: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	ClearBridge Appreciation R: Class Retirement
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLC.
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	22.01%
Average Annual Total Returns, 5 Years [Percent]	12.21%
Average Annual Total Returns, 10 Years [Percent]	11.38%
ClearBridge Growth FI: Class Other [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	ClearBridge Growth FI: Class Other
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLC.
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	12.12%
Average Annual Total Returns, 5 Years [Percent]	5.86%
Average Annual Total Returns, 10 Years [Percent]	5.79%
ClearBridge Growth R: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	ClearBridge Growth R: Class Retirement
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLC.
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.44%
Average Annual Total Returns, 1 Year [Percent]	11.80%
Average Annual Total Returns, 5 Years [Percent]	5.56%
Average Annual Total Returns, 10 Years [Percent]	5.48%
ClearBridge International Growth IS: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	ClearBridge International Growth IS: Class Inst
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLC.
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	7.57%
Average Annual Total Returns, 5 Years [Percent]	4.79%
ClearBridge International Value A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	ClearBridge International Value A: Class A
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLC.
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.29%	[4]
Average Annual Total Returns, 1 Year [Percent]	2.26%
Average Annual Total Returns, 5 Years [Percent]	3.88%
Average Annual Total Returns, 10 Years [Percent]	2.71%
ClearBridge International Value IS: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	ClearBridge International Value IS: Class Inst
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLC.
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.84%	[3]
Average Annual Total Returns, 1 Year [Percent]	2.73%
Average Annual Total Returns, 5 Years [Percent]	4.34%
Average Annual Total Returns, 10 Years [Percent]	3.17%
ClearBridge Large Cap Growth A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	ClearBridge Large Cap Growth A: Class A
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLC.
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	27.65%
Average Annual Total Returns, 5 Years [Percent]	14.50%
Average Annual Total Returns, 10 Years [Percent]	14.18%
ClearBridge Large Cap Growth IS: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	ClearBridge Large Cap Growth IS: Class Inst
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLC.
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	28.11%
Average Annual Total Returns, 5 Years [Percent]	14.94%
Average Annual Total Returns, 10 Years [Percent]	14.62%
ClearBridge Large Cap Growth R: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	ClearBridge Large Cap Growth R: Class Retirement
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLC.
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.35%
Average Annual Total Returns, 1 Year [Percent]	27.25%
Average Annual Total Returns, 5 Years [Percent]	14.14%
Average Annual Total Returns, 10 Years [Percent]	13.84%
ClearBridge Mid Cap I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	ClearBridge Mid Cap I: Class Inst	[9]
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLC.	[9]
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC	[9]
Current Expenses [Percent]	0.86%	[3],[9]
Average Annual Total Returns, 1 Year [Percent]	10.15%	[9]
Average Annual Total Returns, 5 Years [Percent]	7.14%	[9]
Average Annual Total Returns, 10 Years [Percent]	7.57%	[9]
ClearBridge Mid Cap IS: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	ClearBridge Mid Cap IS: Class Inst
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLC.
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.76%	[3]
Average Annual Total Returns, 1 Year [Percent]	10.27%
Average Annual Total Returns, 5 Years [Percent]	7.24%
Average Annual Total Returns, 10 Years [Percent]	7.68%
ClearBridge Select IS: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	ClearBridge Select IS: Class Inst
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLC.
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	21.54%
Average Annual Total Returns, 5 Years [Percent]	14.10%
Average Annual Total Returns, 10 Years [Percent]	14.81%
ClearBridge Small Cap Growth IS: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	ClearBridge Small Cap Growth IS: Class Inst
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLC.
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	4.49%
Average Annual Total Returns, 5 Years [Percent]	5.68%
Average Annual Total Returns, 10 Years [Percent]	8.25%
ClearBridge Sustainability Leaders IS: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	ClearBridge Sustainability Leaders IS: Class Inst
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLC.
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.75%	[3]
Average Annual Total Returns, 1 Year [Percent]	14.41%
Average Annual Total Returns, 5 Years [Percent]	12.35%
Cohen & Steers Global Infrastructure A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Cohen & Steers Global Infrastructure A: Class A
Portfolio Company Adviser [Text Block]	Cohen & Steers Capital Management, Inc.
Portfolio Company Subadviser [Text Block]	Cohen & Steers Asia Limited;Cohen & Steers UK Limited
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	11.21%
Average Annual Total Returns, 5 Years [Percent]	4.25%
Average Annual Total Returns, 10 Years [Percent]	5.61%
Cohen & Steers Preferred Sec & Inc Z: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Cohen & Steers Preferred Sec & Inc Z: Class Inst
Portfolio Company Adviser [Text Block]	Cohen & Steers Capital Management, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	10.45%
Average Annual Total Returns, 5 Years [Percent]	2.59%
Average Annual Total Returns, 10 Years [Percent]	4.71%
Cohen & Steers Real Estate Securities A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Cohen & Steers Real Estate Securities A: Class A
Portfolio Company Adviser [Text Block]	Cohen & Steers Capital Management, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	6.48%
Average Annual Total Returns, 5 Years [Percent]	4.15%
Average Annual Total Returns, 10 Years [Percent]	6.70%
Cohen & Steers Real Estate Securities Z: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Cohen & Steers Real Estate Securities Z: Class Inst
Portfolio Company Adviser [Text Block]	Cohen & Steers Capital Management, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	6.79%
Average Annual Total Returns, 5 Years [Percent]	4.52%
Average Annual Total Returns, 10 Years [Percent]	7.07%
Cohen & Steers Realty Shares L: Class Other [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Cohen & Steers Realty Shares L: Class Other
Portfolio Company Adviser [Text Block]	: Cohen & Steers Capital Management, Inc.
Current Expenses [Percent]	0.88%	[3]
Average Annual Total Returns, 1 Year [Percent]	6.50%
Average Annual Total Returns, 5 Years [Percent]	4.51%
Average Annual Total Returns, 10 Years [Percent]	6.55%
Columbia Acorn International A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Columbia Acorn International A: Class A
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	1.24%	[7]
Average Annual Total Returns, 1 Year [Percent]	(5.09%)
Average Annual Total Returns, 5 Years [Percent]	(0.65%)
Average Annual Total Returns, 10 Years [Percent]	2.90%
Columbia Acorn International Adv: Class Adv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Columbia Acorn International Adv: Class Adv	[5]
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments	[5]
Current Expenses [Percent]	0.99%	[4],[5]
Columbia Acorn International Inst3: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Columbia Acorn International Inst3: Class Inst
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	0.89%	[3]
Average Annual Total Returns, 1 Year [Percent]	(4.75%)
Average Annual Total Returns, 5 Years [Percent]	(0.30%)
Average Annual Total Returns, 10 Years [Percent]	3.27%
Columbia Capital Alloc Mod Agrsv A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Columbia Capital Alloc Mod Agrsv A: Class A
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	12.99%
Average Annual Total Returns, 5 Years [Percent]	6.73%
Average Annual Total Returns, 10 Years [Percent]	6.94%
Columbia Capital Alloc Mod Agrsv Inst3: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Columbia Capital Alloc Mod Agrsv Inst3: Class Inst
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	13.33%
Average Annual Total Returns, 5 Years [Percent]	7.09%
Average Annual Total Returns, 10 Years [Percent]	7.31%
Columbia Capital Allocation Agrsv A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Columbia Capital Allocation Agrsv A: Class A
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	15.43%
Average Annual Total Returns, 5 Years [Percent]	8.26%
Average Annual Total Returns, 10 Years [Percent]	8.10%
Columbia Capital Allocation Agrsv Inst3: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Columbia Capital Allocation Agrsv Inst3: Class Inst
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	15.81%
Average Annual Total Returns, 5 Years [Percent]	8.60%
Average Annual Total Returns, 10 Years [Percent]	8.46%
Columbia Capital Allocation Cnsrv A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Columbia Capital Allocation Cnsrv A: Class A
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	5.30%
Average Annual Total Returns, 5 Years [Percent]	2.00%
Average Annual Total Returns, 10 Years [Percent]	2.78%
Columbia Capital Allocation Mod A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Columbia Capital Allocation Mod A: Class A
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	10.26%
Average Annual Total Returns, 5 Years [Percent]	5.15%
Average Annual Total Returns, 10 Years [Percent]	5.67%
Columbia Capital Allocation Mod Inst3: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Columbia Capital Allocation Mod Inst3: Class Inst
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	10.59%
Average Annual Total Returns, 5 Years [Percent]	5.49%
Average Annual Total Returns, 10 Years [Percent]	6.02%
Columbia Contrarian Core A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Columbia Contrarian Core A: Class A
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	23.05%
Average Annual Total Returns, 5 Years [Percent]	14.77%
Average Annual Total Returns, 10 Years [Percent]	12.48%
Columbia Contrarian Core Adv: Class Adv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Columbia Contrarian Core Adv: Class Adv	[5]
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments	[5]
Current Expenses [Percent]	0.72%	[4],[5]
Columbia Contrarian Core Inst3: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Columbia Contrarian Core Inst3: Class Inst
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	23.51%
Average Annual Total Returns, 5 Years [Percent]	15.20%
Average Annual Total Returns, 10 Years [Percent]	12.92%
Columbia Contrarian Core Inst: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Columbia Contrarian Core Inst: Class Inst
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	23.35%
Average Annual Total Returns, 5 Years [Percent]	15.06%
Average Annual Total Returns, 10 Years [Percent]	12.76%
Columbia Dividend Income A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Columbia Dividend Income A: Class A
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	14.74%
Average Annual Total Returns, 5 Years [Percent]	10.18%
Average Annual Total Returns, 10 Years [Percent]	10.47%
Columbia Dividend Income Adv: Class Adv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Columbia Dividend Income Adv: Class Adv	[5]
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments	[5]
Current Expenses [Percent]	0.65%	[5]
Columbia Dividend Income Inst3: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Columbia Dividend Income Inst3: Class Inst
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	15.18%
Average Annual Total Returns, 5 Years [Percent]	10.58%
Average Annual Total Returns, 10 Years [Percent]	10.90%
Columbia Dividend Income Inst: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Columbia Dividend Income Inst: Class Inst
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	15.01%
Average Annual Total Returns, 5 Years [Percent]	10.46%
Average Annual Total Returns, 10 Years [Percent]	10.75%
Columbia Emerging Markets Bond A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Columbia Emerging Markets Bond A: Class A
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	5.98%
Average Annual Total Returns, 5 Years [Percent]	0.49%
Average Annual Total Returns, 10 Years [Percent]	2.73%
Columbia Emerging Markets Bond Inst3: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Columbia Emerging Markets Bond Inst3: Class Inst
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	6.31%
Average Annual Total Returns, 5 Years [Percent]	0.92%
Average Annual Total Returns, 10 Years [Percent]	3.20%
Columbia Integrated Large Cap Gr A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Columbia Integrated Large Cap Gr A: Class A
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	0.79%	[4]
Average Annual Total Returns, 1 Year [Percent]	31.63%
Average Annual Total Returns, 5 Years [Percent]	17.54%
Average Annual Total Returns, 10 Years [Percent]	15.31%
Columbia Integrated Large Cap Gr Ins 3: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Columbia Integrated Large Cap Gr Ins 3: Class Retirement
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	0.44%	[3]
Average Annual Total Returns, 1 Year [Percent]	32.03%
Average Annual Total Returns, 5 Years [Percent]	17.93%
Columbia Integrated Small Cap Gr A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Columbia Integrated Small Cap Gr A: Class A
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	1.24%	[4]
Average Annual Total Returns, 1 Year [Percent]	19.06%
Average Annual Total Returns, 5 Years [Percent]	8.13%
Columbia Mid Cap Index A: Class No Load [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Columbia Mid Cap Index A: Class No Load
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	0.45%	[4]
Average Annual Total Returns, 1 Year [Percent]	13.40%
Average Annual Total Returns, 5 Years [Percent]	9.83%
Average Annual Total Returns, 10 Years [Percent]	9.18%
Columbia Overseas Value A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Columbia Overseas Value A: Class A
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	1.17%	[7]
Average Annual Total Returns, 1 Year [Percent]	4.50%
Average Annual Total Returns, 5 Years [Percent]	4.57%
Average Annual Total Returns, 10 Years [Percent]	5.63%
Columbia Overseas Value Adv: Class Adv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Columbia Overseas Value Adv: Class Adv	[5]
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments	[5]
Current Expenses [Percent]	0.92%	[4],[5]
Columbia Overseas Value Inst3: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Columbia Overseas Value Inst3: Class Inst
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	0.78%	[3]
Average Annual Total Returns, 1 Year [Percent]	4.91%
Average Annual Total Returns, 5 Years [Percent]	4.96%
Columbia Overseas Value Inst: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Columbia Overseas Value Inst: Class Inst
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	0.92%	[4]
Average Annual Total Returns, 1 Year [Percent]	4.74%
Average Annual Total Returns, 5 Years [Percent]	4.82%
Average Annual Total Returns, 10 Years [Percent]	5.89%
Columbia Quality Income A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Columbia Quality Income A: Class A
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	0.88%	[7]
Average Annual Total Returns, 1 Year [Percent]	1.51%
Average Annual Total Returns, 5 Years [Percent]	(1.55%)
Average Annual Total Returns, 10 Years [Percent]	0.62%
Columbia Quality Income Adv: Class Adv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Columbia Quality Income Adv: Class Adv	[10]
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments	[10]
Current Expenses [Percent]	0.63%	[10],[11]
Columbia Quality Income Inst3: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Columbia Quality Income Inst3: Class Inst
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	0.49%	[3]
Average Annual Total Returns, 1 Year [Percent]	1.90%
Average Annual Total Returns, 5 Years [Percent]	(1.19%)
Average Annual Total Returns, 10 Years [Percent]	1.02%
Columbia Quality Income Inst: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Columbia Quality Income Inst: Class Inst
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	0.63%	[4]
Average Annual Total Returns, 1 Year [Percent]	1.77%
Average Annual Total Returns, 5 Years [Percent]	(1.32%)
Average Annual Total Returns, 10 Years [Percent]	0.86%
Columbia Select Global Equity A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Columbia Select Global Equity A: Class A
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	1.22%	[7]
Average Annual Total Returns, 1 Year [Percent]	17.45%
Average Annual Total Returns, 5 Years [Percent]	10.39%
Average Annual Total Returns, 10 Years [Percent]	11.24%
Columbia Select Global Equity Advisor: Class Adv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Columbia Select Global Equity Advisor: Class Adv	[5]
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments	[5]
Current Expenses [Percent]	0.97%	[4],[5]
Columbia Select Global Equity Inst: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Columbia Select Global Equity Inst: Class Inst
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	0.97%	[4]
Average Annual Total Returns, 1 Year [Percent]	17.72%
Average Annual Total Returns, 5 Years [Percent]	10.65%
Average Annual Total Returns, 10 Years [Percent]	11.51%
Columbia Select Large Cap Growth Inst3: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Columbia Select Large Cap Growth Inst3: Class Inst
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	0.64%	[3]
Average Annual Total Returns, 1 Year [Percent]	16.13%
Average Annual Total Returns, 5 Years [Percent]	12.32%
Average Annual Total Returns, 10 Years [Percent]	12.14%
Columbia Select Large Cap Value A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Columbia Select Large Cap Value A: Class A
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	0.80%	[7]
Average Annual Total Returns, 1 Year [Percent]	12.55%
Average Annual Total Returns, 5 Years [Percent]	9.51%
Average Annual Total Returns, 10 Years [Percent]	9.06%
Columbia Select Large Cap Value Adv: Class Adv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Columbia Select Large Cap Value Adv: Class Adv	[5]
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments	[5]
Current Expenses [Percent]	0.55%	[4],[5]
Columbia Select Large Cap Value Inst3: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Columbia Select Large Cap Value Inst3: Class Inst
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	0.42%	[3]
Average Annual Total Returns, 1 Year [Percent]	12.98%
Average Annual Total Returns, 5 Years [Percent]	9.92%
Average Annual Total Returns, 10 Years [Percent]	9.46%
Columbia Select Large Cap Value Inst: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Columbia Select Large Cap Value Inst: Class Inst
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	0.55%	[4]
Average Annual Total Returns, 1 Year [Percent]	12.84%
Average Annual Total Returns, 5 Years [Percent]	9.79%
Average Annual Total Returns, 10 Years [Percent]	9.33%
Columbia Select Mid Cap Growth Fund A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Columbia Select Mid Cap Growth Fund A: Class A
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	1.12%	[4]
Average Annual Total Returns, 1 Year [Percent]	23.41%
Average Annual Total Returns, 5 Years [Percent]	10.63%
Average Annual Total Returns, 10 Years [Percent]	10.73%
Columbia Select Mid Cap Value A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Columbia Select Mid Cap Value A: Class A
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	12.86%
Average Annual Total Returns, 5 Years [Percent]	9.62%
Average Annual Total Returns, 10 Years [Percent]	8.22%
Columbia Select Mid Cap Value Adv: Class Adv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Columbia Select Mid Cap Value Adv: Class Adv	[5]
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments	[5]
Current Expenses [Percent]	0.90%	[5]
Columbia Select Mid Cap Value Instl 3: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Columbia Select Mid Cap Value Instl 3: Class Inst
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	13.31%
Average Annual Total Returns, 5 Years [Percent]	10.06%
Average Annual Total Returns, 10 Years [Percent]	8.66%
Columbia Select Mid Cap Value Instl: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Columbia Select Mid Cap Value Instl: Class Inst
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	13.16%
Average Annual Total Returns, 5 Years [Percent]	9.92%
Average Annual Total Returns, 10 Years [Percent]	8.49%
Columbia Select Small Cap Value A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Columbia Select Small Cap Value A: Class A
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	1.22%	[7]
Average Annual Total Returns, 1 Year [Percent]	12.44%
Average Annual Total Returns, 5 Years [Percent]	8.98%
Average Annual Total Returns, 10 Years [Percent]	6.76%
Columbia Select Small Cap Value Adv: Class Adv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Columbia Select Small Cap Value Adv: Class Adv	[5]
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments	[5]
Current Expenses [Percent]	0.97%	[4],[5]
Columbia Seligman Global Tech Inst3: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Columbia Seligman Global Tech Inst3: Class Inst
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	0.91%	[3]
Average Annual Total Returns, 1 Year [Percent]	26.76%
Average Annual Total Returns, 5 Years [Percent]	20.91%
Columbia Seligman Tech & Info A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Columbia Seligman Tech & Info A: Class A
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	26.79%
Average Annual Total Returns, 5 Years [Percent]	20.31%
Average Annual Total Returns, 10 Years [Percent]	19.70%
Columbia Seligman Tech & Info Adv: Class Adv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Columbia Seligman Tech & Info Adv: Class Adv	[5]
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments	[5]
Current Expenses [Percent]	0.93%	[5]
Columbia Seligman Tech & Info Inst3: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Columbia Seligman Tech & Info Inst3: Class Inst
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	27.22%
Average Annual Total Returns, 5 Years [Percent]	20.72%
Columbia Small Cap Growth Inst3: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Columbia Small Cap Growth Inst3: Class Inst
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	24.45%
Average Annual Total Returns, 5 Years [Percent]	10.65%
Average Annual Total Returns, 10 Years [Percent]	13.30%
Columbia Small Cap Index A: Class No Load [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Columbia Small Cap Index A: Class No Load
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	8.23%
Average Annual Total Returns, 5 Years [Percent]	7.86%
Average Annual Total Returns, 10 Years [Percent]	8.45%
Columbia Small Cap Value II A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Columbia Small Cap Value II A: Class A
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	1.21%	[4]
Average Annual Total Returns, 1 Year [Percent]	11.32%
Average Annual Total Returns, 5 Years [Percent]	9.89%
Average Annual Total Returns, 10 Years [Percent]	7.70%
Columbia Small Cap Value I Inst3: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Columbia Small Cap Value I Inst3: Class Inst
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	0.82%	[3]
Average Annual Total Returns, 1 Year [Percent]	9.07%
Average Annual Total Returns, 5 Years [Percent]	11.23%
Average Annual Total Returns, 10 Years [Percent]	9.26%
Columbia Total Return Bond A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Columbia Total Return Bond A: Class A
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	0.74%	[4]
Average Annual Total Returns, 1 Year [Percent]	1.96%
Average Annual Total Returns, 5 Years [Percent]	0.24%
Average Annual Total Returns, 10 Years [Percent]	1.82%
Columbia Total Return Bond Adv: Class Adv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Columbia Total Return Bond Adv: Class Adv	[10]
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments	[10]
Current Expenses [Percent]	0.49%	[10],[11]
Columbia Total Return Bond Inst Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Columbia Total Return Bond Inst: Class Inst
Portfolio Company Adviser [Text Block]	Columbia Threadneedle Investments
Current Expenses [Percent]	0.49%	[11]
Average Annual Total Returns, 1 Year [Percent]	2.25%
Average Annual Total Returns, 5 Years [Percent]	0.48%
Average Annual Total Returns, 10 Years [Percent]	2.07%
DFA Commodity Strategy Institutional: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	DFA Commodity Strategy Institutional: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd;DFA Australia Limited
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	5.91%
Average Annual Total Returns, 5 Years [Percent]	6.22%
Average Annual Total Returns, 10 Years [Percent]	1.44%
DFA Em Mkts Sustnby Cor 1 Instl: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	DFA Em Mkts Sustnby Cor 1 Instl: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd;DFA Australia Limited
Current Expenses [Percent]	0.42%	[3]
Average Annual Total Returns, 1 Year [Percent]	6.66%
Average Annual Total Returns, 5 Years [Percent]	2.79%
DFA Emerging Markets Core Equity I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	DFA Emerging Markets Core Equity I: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd;DFA Australia Limited
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	7.32%
Average Annual Total Returns, 5 Years [Percent]	4.53%
Average Annual Total Returns, 10 Years [Percent]	4.84%
DFA Emerging Markets I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	DFA Emerging Markets I: Class Inst
Portfolio Company Adviser [Text Block]	DFA Australia Limited
Portfolio Company Subadviser [Text Block]	DFA Australia Limited
Current Expenses [Percent]	0.36%	[3]
Average Annual Total Returns, 1 Year [Percent]	6.90%
Average Annual Total Returns, 5 Years [Percent]	3.25%
Average Annual Total Returns, 10 Years [Percent]	4.24%
DFA Emerging Markets Value I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	DFA Emerging Markets Value I: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd;DFA Australia Limited
Current Expenses [Percent]	0.44%	[3]
Average Annual Total Returns, 1 Year [Percent]	6.17%
Average Annual Total Returns, 5 Years [Percent]	4.98%
Average Annual Total Returns, 10 Years [Percent]	4.83%
DFA Five-Year Global Fixed-Income I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	DFA Five-Year Global Fixed-Income I: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd;DFA Australia Limited
Current Expenses [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	5.37%
Average Annual Total Returns, 5 Years [Percent]	0.75%
Average Annual Total Returns, 10 Years [Percent]	1.46%
DFA Global Allocation 25/75 I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	DFA Global Allocation 25/75 I: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.24%	[3]
Average Annual Total Returns, 1 Year [Percent]	7.43%
Average Annual Total Returns, 5 Years [Percent]	4.04%
Average Annual Total Returns, 10 Years [Percent]	3.90%
DFA Global Allocation 60/40 I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	DFA Global Allocation 60/40 I: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.25%	[3]
Average Annual Total Returns, 1 Year [Percent]	11.32%
Average Annual Total Returns, 5 Years [Percent]	7.26%
Average Annual Total Returns, 10 Years [Percent]	6.74%
DFA Global Equity I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	DFA Global Equity I: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.26%	[3]
Average Annual Total Returns, 1 Year [Percent]	15.71%
Average Annual Total Returns, 5 Years [Percent]	10.67%
Average Annual Total Returns, 10 Years [Percent]	9.59%
DFA Global Real Estate Securities Port: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	DFA Global Real Estate Securities Port: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd;DFA Australia Limited
Current Expenses [Percent]	0.22%	[3]
Average Annual Total Returns, 1 Year [Percent]	1.93%
Average Annual Total Returns, 5 Years [Percent]	0.74%
Average Annual Total Returns, 10 Years [Percent]	3.95%
DFA Inflation-Protected Securities I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	DFA Inflation-Protected Securities I: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.11%
Average Annual Total Returns, 1 Year [Percent]	2.01%
Average Annual Total Returns, 5 Years [Percent]	1.86%
Average Annual Total Returns, 10 Years [Percent]	2.29%
DFA Intermediate Govt Fixed-Income I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	DFA Intermediate Govt Fixed-Income I: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	0.46%
Average Annual Total Returns, 5 Years [Percent]	(0.72%)
Average Annual Total Returns, 10 Years [Percent]	0.94%
DFA Intermediate-Term Extnd Qlty I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	DFA Intermediate-Term Extnd Qlty I: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd;DFA Australia Limited
Current Expenses [Percent]	0.20%	[3]
Average Annual Total Returns, 1 Year [Percent]	2.89%
Average Annual Total Returns, 5 Years [Percent]	0.39%
Average Annual Total Returns, 10 Years [Percent]	2.33%
DFA International Core Equity I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	DFA International Core Equity I: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd;DFA Australia Limited
Current Expenses [Percent]	0.23%
Average Annual Total Returns, 1 Year [Percent]	3.99%
Average Annual Total Returns, 5 Years [Percent]	5.33%
Average Annual Total Returns, 10 Years [Percent]	5.78%
DFA International Small Company I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	DFA International Small Company I: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	3.77%
Average Annual Total Returns, 5 Years [Percent]	4.20%
Average Annual Total Returns, 10 Years [Percent]	6.02%
DFA International Value I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	DFA International Value I: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd;DFA Australia Limited
Current Expenses [Percent]	0.28%	[3]
Average Annual Total Returns, 1 Year [Percent]	6.88%
Average Annual Total Returns, 5 Years [Percent]	7.13%
Average Annual Total Returns, 10 Years [Percent]	5.60%
DFA Intl Sustainability Core 1: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	DFA Intl Sustainability Core 1: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd;DFA Australia Limited
Current Expenses [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	5.00%
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	5.77%
DFA Investment Grade I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	DFA Investment Grade I: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd;DFA Australia Limited
Current Expenses [Percent]	0.19%
Average Annual Total Returns, 1 Year [Percent]	1.81%
Average Annual Total Returns, 5 Years [Percent]	0.24%
Average Annual Total Returns, 10 Years [Percent]	1.81%
DFA Large Cap International I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	DFA Large Cap International I: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd;DFA Australia Limited
Current Expenses [Percent]	0.17%
Average Annual Total Returns, 1 Year [Percent]	4.56%
Average Annual Total Returns, 5 Years [Percent]	5.51%
Average Annual Total Returns, 10 Years [Percent]	5.58%
DFA Real Estate Securities I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	DFA Real Estate Securities I: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.18%	[3]
Average Annual Total Returns, 1 Year [Percent]	5.52%
Average Annual Total Returns, 5 Years [Percent]	3.47%
Average Annual Total Returns, 10 Years [Percent]	5.72%
DFA Short-Term Extended Quality I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	DFA Short-Term Extended Quality I: Class Inst	[9]
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP	[9]
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd;DFA Australia Limited	[9]
Current Expenses [Percent]	0.18%	[9]
Average Annual Total Returns, 1 Year [Percent]	5.50%	[9]
Average Annual Total Returns, 5 Years [Percent]	1.40%	[9]
Average Annual Total Returns, 10 Years [Percent]	1.80%	[9]
DFA US Core Equity 1 I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	DFA US Core Equity 1 I: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.15%
Average Annual Total Returns, 1 Year [Percent]	21.35%
Average Annual Total Returns, 5 Years [Percent]	13.49%
Average Annual Total Returns, 10 Years [Percent]	11.96%
DFA US Large Cap Growth Instl: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	DFA US Large Cap Growth Instl: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.18%
Average Annual Total Returns, 1 Year [Percent]	23.83%
Average Annual Total Returns, 5 Years [Percent]	15.08%
Average Annual Total Returns, 10 Years [Percent]	13.84%
DFA US Large Cap Value I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	DFA US Large Cap Value I: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.23%	[3]
Average Annual Total Returns, 1 Year [Percent]	12.75%
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]	8.59%
DFA US Large Company I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	DFA US Large Company I: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.08%	[3]
Average Annual Total Returns, 1 Year [Percent]	24.91%
Average Annual Total Returns, 5 Years [Percent]	14.46%
Average Annual Total Returns, 10 Years [Percent]	13.04%
DFA US Micro Cap I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	DFA US Micro Cap I: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	11.42%
Average Annual Total Returns, 5 Years [Percent]	10.35%
Average Annual Total Returns, 10 Years [Percent]	8.92%
DFA US Small Cap Growth Instl: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	DFA US Small Cap Growth Instl: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	13.85%
Average Annual Total Returns, 5 Years [Percent]	11.27%
Average Annual Total Returns, 10 Years [Percent]	9.71%
DFA US Small Cap I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	DFA US Small Cap I: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.27%	[3]
Average Annual Total Returns, 1 Year [Percent]	11.49%
Average Annual Total Returns, 5 Years [Percent]	10.49%
Average Annual Total Returns, 10 Years [Percent]	8.78%
DFA US Small Cap Value I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	DFA US Small Cap Value I: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.31%
Average Annual Total Returns, 1 Year [Percent]	9.57%
Average Annual Total Returns, 5 Years [Percent]	12.44%
Average Annual Total Returns, 10 Years [Percent]	8.61%
DFA US Social Core Equity 2 Portfolio: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	DFA US Social Core Equity 2 Portfolio: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.22%
Average Annual Total Returns, 1 Year [Percent]	22.08%
Average Annual Total Returns, 5 Years [Percent]	13.30%
Average Annual Total Returns, 10 Years [Percent]	11.33%
DFA US Sustainability Core 1: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	DFA US Sustainability Core 1: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.17%
Average Annual Total Returns, 1 Year [Percent]	23.18%
Average Annual Total Returns, 5 Years [Percent]	14.45%
Average Annual Total Returns, 10 Years [Percent]	12.73%
DFA US Targeted Value I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	DFA US Targeted Value I: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.29%	[3]
Average Annual Total Returns, 1 Year [Percent]	9.33%
Average Annual Total Returns, 5 Years [Percent]	12.37%
Average Annual Total Returns, 10 Years [Percent]	9.16%
DFA World ex US Government Fxd Inc I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	DFA World ex US Government Fxd Inc I: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd;DFA Australia Limited
Current Expenses [Percent]	0.20%
Average Annual Total Returns, 1 Year [Percent]	1.59%
Average Annual Total Returns, 5 Years [Percent]	(1.68%)
Average Annual Total Returns, 10 Years [Percent]	1.24%
DWS CROCI US A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	DWS CROCI US A: Class A
Portfolio Company Adviser [Text Block]	DWS Americas
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	17.45%
Average Annual Total Returns, 5 Years [Percent]	5.56%
DWS CROCI US S: Class S [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	DWS CROCI US S: Class S
Portfolio Company Adviser [Text Block]	DWS Americas
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	17.75%
Average Annual Total Returns, 5 Years [Percent]	5.90%
DWS ESG Core Equity A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	DWS ESG Core Equity A: Class A
Portfolio Company Adviser [Text Block]	DWS Americas
Current Expenses [Percent]	0.80%	[7]
Average Annual Total Returns, 1 Year [Percent]	23.55%
Average Annual Total Returns, 5 Years [Percent]	14.99%
Average Annual Total Returns, 10 Years [Percent]	10.51%
DWS ESG Core Equity S: Class S [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	DWS ESG Core Equity S: Class S
Portfolio Company Adviser [Text Block]	DWS Americas
Current Expenses [Percent]	0.55%	[11]
Average Annual Total Returns, 1 Year [Percent]	23.85%
Average Annual Total Returns, 5 Years [Percent]	15.27%
Average Annual Total Returns, 10 Years [Percent]	10.78%
DWS Emerging Markets Equity A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	DWS Emerging Markets Equity A: Class A
Portfolio Company Adviser [Text Block]	DWS Americas
Portfolio Company Subadviser [Text Block]	DWS International GmbH
Current Expenses [Percent]	1.17%	[7]
Average Annual Total Returns, 1 Year [Percent]	7.29%
Average Annual Total Returns, 5 Years [Percent]	(1.43%)
Average Annual Total Returns, 10 Years [Percent]	2.41%
DWS Emerging Markets Equity R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	DWS Emerging Markets Equity R6: Class Retirement
Portfolio Company Adviser [Text Block]	DWS Americas
Portfolio Company Subadviser [Text Block]	DWS International GmbH
Current Expenses [Percent]	0.92%	[3]
Average Annual Total Returns, 1 Year [Percent]	7.63%
Average Annual Total Returns, 5 Years [Percent]	(1.17%)
DWS Emerging Markets Equity S: Class S [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	DWS Emerging Markets Equity S: Class S
Portfolio Company Adviser [Text Block]	DWS Americas
Portfolio Company Subadviser [Text Block]	DWS International GmbH
Current Expenses [Percent]	1.00%	[11]
Average Annual Total Returns, 1 Year [Percent]	7.48%
Average Annual Total Returns, 5 Years [Percent]	(1.26%)
Average Annual Total Returns, 10 Years [Percent]	2.61%
DWS Enhanced Commodity Strategy A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	DWS Enhanced Commodity Strategy A: Class A
Portfolio Company Adviser [Text Block]	DWS Americas
Current Expenses [Percent]	1.16%	[7]
Average Annual Total Returns, 1 Year [Percent]	2.35%
Average Annual Total Returns, 5 Years [Percent]	6.02%
Average Annual Total Returns, 10 Years [Percent]	1.14%
DWS Enhanced Commodity Strategy S: Class S [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	DWS Enhanced Commodity Strategy S: Class S
Portfolio Company Adviser [Text Block]	DWS Americas
Current Expenses [Percent]	1.01%	[11]
Average Annual Total Returns, 1 Year [Percent]	2.53%
Average Annual Total Returns, 5 Years [Percent]	6.23%
Average Annual Total Returns, 10 Years [Percent]	1.34%
DWS GNMA A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	DWS GNMA A: Class A
Portfolio Company Adviser [Text Block]	DWS Americas
Current Expenses [Percent]	0.83%	[7]
Average Annual Total Returns, 1 Year [Percent]	0.35%
Average Annual Total Returns, 5 Years [Percent]	(1.24%)
Average Annual Total Returns, 10 Years [Percent]	0.23%
DWS GNMA S: Class S [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	DWS GNMA S: Class S
Portfolio Company Adviser [Text Block]	DWS Americas
Current Expenses [Percent]	0.58%	[11]
Average Annual Total Returns, 1 Year [Percent]	0.59%
Average Annual Total Returns, 5 Years [Percent]	(1.01%)
Average Annual Total Returns, 10 Years [Percent]	0.47%
DWS RREEF Global Infrastructure A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	DWS RREEF Global Infrastructure A: Class A
Portfolio Company Adviser [Text Block]	DWS Americas
Portfolio Company Subadviser [Text Block]	RREEF America L.L.C.
Current Expenses [Percent]	1.26%	[7]
Average Annual Total Returns, 1 Year [Percent]	11.93%
Average Annual Total Returns, 5 Years [Percent]	4.24%
Average Annual Total Returns, 10 Years [Percent]	3.97%
DWS RREEF Global Infrastructure S: Class S [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	DWS RREEF Global Infrastructure S: Class S
Portfolio Company Adviser [Text Block]	DWS Americas
Portfolio Company Subadviser [Text Block]	RREEF America L.L.C.
Current Expenses [Percent]	1.11%	[11]
Average Annual Total Returns, 1 Year [Percent]	11.99%
Average Annual Total Returns, 5 Years [Percent]	4.38%
Average Annual Total Returns, 10 Years [Percent]	4.14%
DWS RREEF Real Assets A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	DWS RREEF Real Assets A: Class A
Portfolio Company Adviser [Text Block]	DWS Americas
Portfolio Company Subadviser [Text Block]	RREEF America L.L.C.
Current Expenses [Percent]	1.22%	[7]
Average Annual Total Returns, 1 Year [Percent]	5.29%
Average Annual Total Returns, 5 Years [Percent]	4.44%
Average Annual Total Returns, 10 Years [Percent]	4.40%
DWS RREEF Real Assets R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	DWS RREEF Real Assets R6: Class Retirement
Portfolio Company Adviser [Text Block]	DWS Americas
Portfolio Company Subadviser [Text Block]	RREEF America L.L.C.
Current Expenses [Percent]	0.90%	[3]
Average Annual Total Returns, 1 Year [Percent]	5.56%
Average Annual Total Returns, 5 Years [Percent]	4.74%
Average Annual Total Returns, 10 Years [Percent]	4.71%
DWS RREEF Real Assets S: Class S [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	DWS RREEF Real Assets S: Class S
Portfolio Company Adviser [Text Block]	DWS Americas
Portfolio Company Subadviser [Text Block]	RREEF America L.L.C.
Current Expenses [Percent]	1.07%	[11]
Average Annual Total Returns, 1 Year [Percent]	5.44%
Average Annual Total Returns, 5 Years [Percent]	4.59%
Average Annual Total Returns, 10 Years [Percent]	4.54%
DWS RREEF Real Estate Securities A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	DWS RREEF Real Estate Securities A: Class A
Portfolio Company Adviser [Text Block]	DWS Americas
Portfolio Company Subadviser [Text Block]	RREEF America L.L.C
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	5.79%
Average Annual Total Returns, 5 Years [Percent]	2.97%
Average Annual Total Returns, 10 Years [Percent]	5.30%
DWS RREEF Real Estate Securities R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	DWS RREEF Real Estate Securities R6: Class Retirement
Portfolio Company Adviser [Text Block]	DWS Americas
Portfolio Company Subadviser [Text Block]	RREEF America L.L.C.
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	6.24%
Average Annual Total Returns, 5 Years [Percent]	3.44%
Average Annual Total Returns, 10 Years [Percent]	5.78%
DWS RREEF Real Estate Securities S: Class S [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	DWS RREEF Real Estate Securities S: Class S
Portfolio Company Adviser [Text Block]	DWS Americas
Portfolio Company Subadviser [Text Block]	RREEF America L.L.C.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	6.02%
Average Annual Total Returns, 5 Years [Percent]	3.20%
Average Annual Total Returns, 10 Years [Percent]	5.56%
DWS Small Cap Core A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	DWS Small Cap Core A: Class A
Portfolio Company Adviser [Text Block]	DWS Americas
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	9.65%
Average Annual Total Returns, 5 Years [Percent]	11.44%
Average Annual Total Returns, 10 Years [Percent]	9.27%
DWS Small Cap Core S: Class S [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	DWS Small Cap Core S: Class S
Portfolio Company Adviser [Text Block]	DWS Americas
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	9.91%
Average Annual Total Returns, 5 Years [Percent]	11.70%
Average Annual Total Returns, 10 Years [Percent]	9.53%
Diamond Hill Core Bond Y: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Diamond Hill Core Bond Y: Class Inst
Portfolio Company Adviser [Text Block]	Diamond Hill Capital Management Inc
Current Expenses [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	3.53%
Average Annual Total Returns, 5 Years [Percent]	0.86%
Dimensional 2010 Target Dt Rtr Inc Instl: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Dimensional 2010 Target Dt Rtr Inc Instl: Class Inst	[6]
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP	[6]
Current Expenses [Percent]	0.18%	[3],[6]
Average Annual Total Returns, 1 Year [Percent]	5.75%	[6]
Average Annual Total Returns, 5 Years [Percent]	4.24%	[6]
Dimensional 2015 Target Dt Rtr Inc Instl: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Dimensional 2015 Target Dt Rtr Inc Instl: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.17%	[3]
Average Annual Total Returns, 1 Year [Percent]	5.48%
Average Annual Total Returns, 5 Years [Percent]	4.04%
Dimensional 2020 Target Dt Rtr Inc Instl: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Dimensional 2020 Target Dt Rtr Inc Instl: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.18%	[3]
Average Annual Total Returns, 1 Year [Percent]	4.53%
Average Annual Total Returns, 5 Years [Percent]	3.46%
Dimensional 2025 Target Dt Rtr Inc Instl: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Dimensional 2025 Target Dt Rtr Inc Instl: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.16%
Average Annual Total Returns, 1 Year [Percent]	3.86%
Average Annual Total Returns, 5 Years [Percent]	3.14%
Dimensional 2030 Target Dt Rtr Inc Instl: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Dimensional 2030 Target Dt Rtr Inc Instl: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.17%
Average Annual Total Returns, 1 Year [Percent]	5.13%
Average Annual Total Returns, 5 Years [Percent]	3.92%
Dimensional 2035 Target Dt Rtr Inc Instl: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Dimensional 2035 Target Dt Rtr Inc Instl: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.18%
Average Annual Total Returns, 1 Year [Percent]	7.31%
Average Annual Total Returns, 5 Years [Percent]	5.25%
Dimensional 2040 Target Dt Rtr Inc Instl: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Dimensional 2040 Target Dt Rtr Inc Instl: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.19%
Average Annual Total Returns, 1 Year [Percent]	11.11%
Average Annual Total Returns, 5 Years [Percent]	7.34%
Dimensional 2045 Target Dt Rtr Inc Instl: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Dimensional 2045 Target Dt Rtr Inc Instl: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.20%	[3]
Average Annual Total Returns, 1 Year [Percent]	15.44%
Average Annual Total Returns, 5 Years [Percent]	9.82%
Dimensional 2050 Target Dt Rtr Inc Instl: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Dimensional 2050 Target Dt Rtr Inc Instl: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.21%	[3]
Average Annual Total Returns, 1 Year [Percent]	17.05%
Average Annual Total Returns, 5 Years [Percent]	10.67%
Dimensional 2055 Target Dt Rtr Inc Instl: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Dimensional 2055 Target Dt Rtr Inc Instl: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.22%	[3]
Average Annual Total Returns, 1 Year [Percent]	17.19%
Average Annual Total Returns, 5 Years [Percent]	10.70%
Dimensional 2060 Target Dt Rtr Inc Instl: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Dimensional 2060 Target Dt Rtr Inc Instl: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.22%	[3]
Average Annual Total Returns, 1 Year [Percent]	17.10%
Average Annual Total Returns, 5 Years [Percent]	10.67%
Dimensional Retirement Income Instl: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Dimensional Retirement Income Instl: Class Inst
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.18%	[3]
Average Annual Total Returns, 1 Year [Percent]	6.20%
Average Annual Total Returns, 5 Years [Percent]	3.91%
Dodge & Cox Income X: Class Other [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Dodge & Cox Income X: Class Other
Portfolio Company Adviser [Text Block]	Dodge & Cox
Current Expenses [Percent]	0.33%	[3]
Average Annual Total Returns, 1 Year [Percent]	2.34%
Dodge & Cox International Stock X: Class Other [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Dodge & Cox International Stock X: Class Other
Portfolio Company Adviser [Text Block]	Dodge & Cox
Current Expenses [Percent]	0.52%	[3]
Average Annual Total Returns, 1 Year [Percent]	3.90%
Dodge & Cox Stock X: Class Other [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Dodge & Cox Stock X: Class Other
Portfolio Company Adviser [Text Block]	Dodge & Cox
Current Expenses [Percent]	0.41%	[3]
Average Annual Total Returns, 1 Year [Percent]	14.62%
Driehaus Emerging Markets Growth Instl: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Driehaus Emerging Markets Growth Instl: Class Inst
Portfolio Company Adviser [Text Block]	Driehaus Capital Management LLC
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	7.69%
Average Annual Total Returns, 5 Years [Percent]	3.18%
Federated Hermes Corporate Bond R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Federated Hermes Corporate Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	Federated Hermes, Inc.
Current Expenses [Percent]	0.59%	[3]
Average Annual Total Returns, 1 Year [Percent]	2.67%
Average Annual Total Returns, 5 Years [Percent]	0.74%
Federated Hermes Govt Obl Premier: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Federated Hermes Govt Obl Premier: Class Inst	[9]
Portfolio Company Adviser [Text Block]	Federated Hermes, Inc.	[9]
Current Expenses [Percent]	0.15%	[3],[9]
Average Annual Total Returns, 1 Year [Percent]	5.19%	[9]
Average Annual Total Returns, 5 Years [Percent]	2.42%	[9]
Federated Hermes Instl High Yield Bd R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Federated Hermes Instl High Yield Bd R6: Class Retirement
Portfolio Company Adviser [Text Block]	Federated Hermes, Inc.
Current Expenses [Percent]	0.49%	[3]
Average Annual Total Returns, 1 Year [Percent]	6.50%
Average Annual Total Returns, 5 Years [Percent]	3.45%
Federated Hermes International Equity A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Federated Hermes International Equity A: Class A
Portfolio Company Adviser [Text Block]	Federated Hermes, Inc.
Portfolio Company Subadviser [Text Block]	Polaris Capital Management, LLC
Current Expenses [Percent]	1.19%	[7]
Average Annual Total Returns, 1 Year [Percent]	2.95%
Average Annual Total Returns, 5 Years [Percent]	3.59%
Average Annual Total Returns, 10 Years [Percent]	5.47%
Federated Hermes International Equity IS: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Federated Hermes International Equity IS: Class Inst
Portfolio Company Adviser [Text Block]	Federated Hermes, Inc.
Portfolio Company Subadviser [Text Block]	Polaris Capital Management, LLC
Current Expenses [Percent]	0.94%	[11]
Average Annual Total Returns, 1 Year [Percent]	3.22%
Average Annual Total Returns, 5 Years [Percent]	3.84%
Average Annual Total Returns, 10 Years [Percent]	5.76%
Federated Hermes International Leaders A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Federated Hermes International Leaders A: Class A
Portfolio Company Adviser [Text Block]	Federated Hermes, Inc.
Current Expenses [Percent]	1.09%	[7]
Average Annual Total Returns, 1 Year [Percent]	(1.27%)
Average Annual Total Returns, 5 Years [Percent]	4.91%
Average Annual Total Returns, 10 Years [Percent]	4.47%
Federated Hermes Intl Leaders IS: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Federated Hermes Intl Leaders IS: Class Inst
Portfolio Company Adviser [Text Block]	Federated Hermes, Inc.
Current Expenses [Percent]	0.79%	[11]
Average Annual Total Returns, 1 Year [Percent]	(0.98%)
Average Annual Total Returns, 5 Years [Percent]	5.19%
Average Annual Total Returns, 10 Years [Percent]	4.74%
Federated Hermes Intl Leaders R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Federated Hermes Intl Leaders R6: Class Retirement
Portfolio Company Adviser [Text Block]	Federated Hermes, Inc.
Current Expenses [Percent]	0.74%	[3]
Average Annual Total Returns, 1 Year [Percent]	(0.90%)
Average Annual Total Returns, 5 Years [Percent]	5.25%
Average Annual Total Returns, 10 Years [Percent]	4.80%
Federated Hermes Kaufmann Large Cap A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Federated Hermes Kaufmann Large Cap A: Class A
Portfolio Company Adviser [Text Block]	Federated Hermes, Inc.
Current Expenses [Percent]	1.09%	[7]
Average Annual Total Returns, 1 Year [Percent]	24.31%
Average Annual Total Returns, 5 Years [Percent]	10.90%
Average Annual Total Returns, 10 Years [Percent]	11.81%
Federated Hermes Kaufmann Large Cap IS: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Federated Hermes Kaufmann Large Cap IS: Class Inst
Portfolio Company Adviser [Text Block]	Federated Hermes, Inc.
Current Expenses [Percent]	0.84%	[11]
Average Annual Total Returns, 1 Year [Percent]	24.65%
Average Annual Total Returns, 5 Years [Percent]	11.17%
Average Annual Total Returns, 10 Years [Percent]	12.09%
Federated Hermes Kaufmann Large Cap R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Federated Hermes Kaufmann Large Cap R6: Class Retirement
Portfolio Company Adviser [Text Block]	Federated Hermes, Inc.
Current Expenses [Percent]	0.78%	[3]
Average Annual Total Returns, 1 Year [Percent]	24.71%
Average Annual Total Returns, 5 Years [Percent]	11.24%
Average Annual Total Returns, 10 Years [Percent]	12.16%
Federated Hermes Kaufmann Small Cap IS: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Federated Hermes Kaufmann Small Cap IS: Class Inst
Portfolio Company Adviser [Text Block]	Federated Hermes, Inc.
Current Expenses [Percent]	0.90%	[3]
Average Annual Total Returns, 1 Year [Percent]	9.35%
Average Annual Total Returns, 5 Years [Percent]	5.16%
Federated Hermes MDT All Cap Core A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Federated Hermes MDT All Cap Core A: Class A
Portfolio Company Adviser [Text Block]	Federated Hermes, Inc.
Current Expenses [Percent]	1.05%	[7]
Average Annual Total Returns, 1 Year [Percent]	30.67%
Average Annual Total Returns, 5 Years [Percent]	17.01%
Average Annual Total Returns, 10 Years [Percent]	13.31%
Federated Hermes MDT All Cap Core IS: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Federated Hermes MDT All Cap Core IS: Class Inst
Portfolio Company Adviser [Text Block]	Federated Hermes, Inc.
Current Expenses [Percent]	0.75%	[11]
Average Annual Total Returns, 1 Year [Percent]	31.07%
Average Annual Total Returns, 5 Years [Percent]	17.36%
Average Annual Total Returns, 10 Years [Percent]	13.64%
Federated Hermes MDT Small Cap Core A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Federated Hermes MDT Small Cap Core A: Class A
Portfolio Company Adviser [Text Block]	Federated Hermes, Inc.
Current Expenses [Percent]	1.14%	[7]
Average Annual Total Returns, 1 Year [Percent]	14.54%
Average Annual Total Returns, 5 Years [Percent]	9.89%
Average Annual Total Returns, 10 Years [Percent]	9.59%
Federated Hermes MDT Small Cap Core IS: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Federated Hermes MDT Small Cap Core IS: Class Inst
Portfolio Company Adviser [Text Block]	Federated Hermes, Inc.
Current Expenses [Percent]	0.89%	[11]
Average Annual Total Returns, 1 Year [Percent]	14.83%
Average Annual Total Returns, 5 Years [Percent]	10.17%
Average Annual Total Returns, 10 Years [Percent]	9.87%
Federated Hermes MDT Small Cap Core R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Federated Hermes MDT Small Cap Core R6: Class Retirement
Portfolio Company Adviser [Text Block]	Federated Hermes, Inc.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	14.83%
Average Annual Total Returns, 5 Years [Percent]	10.17%
Federated Hermes MDT Small Cap Growth A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Federated Hermes MDT Small Cap Growth A: Class A
Portfolio Company Adviser [Text Block]	Federated Hermes, Inc.
Current Expenses [Percent]	1.14%	[7]
Average Annual Total Returns, 1 Year [Percent]	15.32%
Average Annual Total Returns, 5 Years [Percent]	8.40%
Average Annual Total Returns, 10 Years [Percent]	10.10%
Federated Hermes MDT Small Cap Growth IS: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Federated Hermes MDT Small Cap Growth IS: Class Inst
Portfolio Company Adviser [Text Block]	Federated Hermes, Inc.
Current Expenses [Percent]	0.89%	[11]
Average Annual Total Returns, 1 Year [Percent]	15.63%
Average Annual Total Returns, 5 Years [Percent]	8.68%
Average Annual Total Returns, 10 Years [Percent]	10.38%
Federated Hermes MDT Small Cap Growth R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Federated Hermes MDT Small Cap Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Federated Hermes, Inc.
Current Expenses [Percent]	0.88%	[3]
Average Annual Total Returns, 1 Year [Percent]	15.62%
Average Annual Total Returns, 5 Years [Percent]	8.69%
Federated Hermes Opportunistic HY Bd IS: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Federated Hermes Opportunistic HY Bd IS: Class Inst
Portfolio Company Adviser [Text Block]	Federated Hermes, Inc.
Current Expenses [Percent]	0.73%	[11]
Average Annual Total Returns, 1 Year [Percent]	6.68%
Average Annual Total Returns, 5 Years [Percent]	4.21%
Average Annual Total Returns, 10 Years [Percent]	4.97%
Federated Hermes Opportunistic HY Bd R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Federated Hermes Opportunistic HY Bd R6: Class Retirement
Portfolio Company Adviser [Text Block]	Federated Hermes, Inc.
Current Expenses [Percent]	0.72%	[3]
Average Annual Total Returns, 1 Year [Percent]	6.69%
Average Annual Total Returns, 5 Years [Percent]	4.25%
Federated Hermes Opportunistic HY Bd Svc: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Federated Hermes Opportunistic HY Bd Svc: Class Inst
Portfolio Company Adviser [Text Block]	Federated Hermes, Inc.
Current Expenses [Percent]	0.98%	[7]
Average Annual Total Returns, 1 Year [Percent]	6.25%
Average Annual Total Returns, 5 Years [Percent]	3.95%
Average Annual Total Returns, 10 Years [Percent]	4.69%
Federated Hermes Total Return Bond R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Federated Hermes Total Return Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	Federated Hermes, Inc.
Current Expenses [Percent]	0.38%	[3]
Average Annual Total Returns, 1 Year [Percent]	1.90%
Average Annual Total Returns, 5 Years [Percent]	0.61%
Fidelity 500 Index: Class Other [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity 500 Index: Class Other
Portfolio Company Adviser [Text Block]	Geode Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.02%
Average Annual Total Returns, 1 Year [Percent]	25.00%
Average Annual Total Returns, 5 Years [Percent]	14.51%
Average Annual Total Returns, 10 Years [Percent]	13.09%
Fidelity Advisor® BalancedI: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor® BalancedI: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd
Current Expenses [Percent]	0.52%
Fidelity Advisor Balanced M: Class M [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor® BalancedM: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd
Current Expenses [Percent]	1.02%
Fidelity Advisor® BalancedZ: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor® BalancedZ: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd
Current Expenses [Percent]	0.39%
Fidelity Advisor China Region Z: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor China Region Z: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	23.35%
Average Annual Total Returns, 5 Years [Percent]	3.78%
Fidelity Advisor Diversified Intl M: Class M [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Diversified Intl M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd
Current Expenses [Percent]	1.37%
Average Annual Total Returns, 1 Year [Percent]	5.90%
Average Annual Total Returns, 5 Years [Percent]	4.66%
Average Annual Total Returns, 10 Years [Percent]	5.62%
Fidelity Advisor Diversified Intl Z: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Diversified Intl Z: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	6.61%
Average Annual Total Returns, 5 Years [Percent]	5.36%
Average Annual Total Returns, 10 Years [Percent]	6.34%
Fidelity Advisor Diversified Stock I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Diversified Stock I: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	27.65%
Average Annual Total Returns, 5 Years [Percent]	16.43%
Average Annual Total Returns, 10 Years [Percent]	13.05%
Fidelity Advisor Diversified Stock M: Class M [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Diversified Stock M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	27.03%
Average Annual Total Returns, 5 Years [Percent]	15.82%
Average Annual Total Returns, 10 Years [Percent]	12.43%
Fidelity Advisor Diversified Stock Z: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Diversified Stock Z: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd
Current Expenses [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	27.81%
Average Annual Total Returns, 5 Years [Percent]	16.56%
Average Annual Total Returns, 10 Years [Percent]	13.19%
Fidelity Advisor Dividend Growth M: Class M [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Dividend Growth M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	1.34%
Average Annual Total Returns, 1 Year [Percent]	26.52%
Average Annual Total Returns, 5 Years [Percent]	10.91%
Average Annual Total Returns, 10 Years [Percent]	9.67%
Fidelity Advisor Energy I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Energy I: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	4.16%
Average Annual Total Returns, 5 Years [Percent]	12.38%
Average Annual Total Returns, 10 Years [Percent]	4.35%
Fidelity Advisor Energy M: Class M [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Energy M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	3.63%
Average Annual Total Returns, 5 Years [Percent]	11.77%
Average Annual Total Returns, 10 Years [Percent]	3.78%
Fidelity Advisor Equity Growth M: Class M [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Equity Growth M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	29.42%
Average Annual Total Returns, 5 Years [Percent]	18.12%
Average Annual Total Returns, 10 Years [Percent]	15.88%
Fidelity Advisor Equity Income M: Class M [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Equity Income M: Class M	[8]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC	[8]
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	[8]
Current Expenses [Percent]	1.09%	[7],[8]
Average Annual Total Returns, 1 Year [Percent]	11.92%	[8]
Average Annual Total Returns, 5 Years [Percent]	8.47%	[8]
Average Annual Total Returns, 10 Years [Percent]	7.87%	[8]
Fidelity Advisor Freedom 2010 I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2010 I: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	5.19%
Average Annual Total Returns, 5 Years [Percent]	3.16%
Average Annual Total Returns, 10 Years [Percent]	4.40%
Fidelity Advisor Freedom 2010 K6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2010 K6: Class Retirement
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	5.45%
Average Annual Total Returns, 5 Years [Percent]	3.33%
Fidelity Advisor Freedom 2010 M: Class M [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2010 M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	4.65%
Average Annual Total Returns, 5 Years [Percent]	2.64%
Average Annual Total Returns, 10 Years [Percent]	3.88%
Fidelity Advisor Freedom 2015 I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2015 I: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	6.10%
Average Annual Total Returns, 5 Years [Percent]	3.82%
Average Annual Total Returns, 10 Years [Percent]	5.05%
Fidelity Advisor Freedom 2015 K6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2015 K6: Class Retirement
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	6.41%
Average Annual Total Returns, 5 Years [Percent]	4.00%
Fidelity Advisor Freedom 2015 M: Class M [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2015 M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	5.62%
Average Annual Total Returns, 5 Years [Percent]	3.30%
Average Annual Total Returns, 10 Years [Percent]	4.53%
Fidelity Advisor Freedom 2020 I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2020 I: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	7.12%
Average Annual Total Returns, 5 Years [Percent]	4.46%
Average Annual Total Returns, 10 Years [Percent]	5.60%
Fidelity Advisor Freedom 2020 K6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2020 K6: Class Retirement
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	7.44%
Average Annual Total Returns, 5 Years [Percent]	4.67%
Fidelity Advisor Freedom 2020 M: Class M [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2020 M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	6.56%
Average Annual Total Returns, 5 Years [Percent]	3.92%
Average Annual Total Returns, 10 Years [Percent]	5.07%
Fidelity Advisor Freedom 2025 I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2025 I: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	7.92%
Average Annual Total Returns, 5 Years [Percent]	5.04%
Average Annual Total Returns, 10 Years [Percent]	6.09%
Fidelity Advisor Freedom 2025 K6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2025 K6: Class Retirement
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	8.27%
Average Annual Total Returns, 5 Years [Percent]	5.26%
Fidelity Advisor Freedom 2025 M: Class M [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2025 M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	7.44%
Average Annual Total Returns, 5 Years [Percent]	4.53%
Average Annual Total Returns, 10 Years [Percent]	5.57%
Fidelity Advisor Freedom 2030 I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2030 I: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	8.97%
Average Annual Total Returns, 5 Years [Percent]	5.80%
Average Annual Total Returns, 10 Years [Percent]	6.89%
Fidelity Advisor Freedom 2030 K6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2030 K6: Class Retirement
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	9.31%
Average Annual Total Returns, 5 Years [Percent]	6.06%
Fidelity Advisor Freedom 2030 M: Class M [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2030 M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	8.46%
Average Annual Total Returns, 5 Years [Percent]	5.28%
Average Annual Total Returns, 10 Years [Percent]	6.37%
Fidelity Advisor Freedom 2035 I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2035 I: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	10.77%
Average Annual Total Returns, 5 Years [Percent]	7.11%
Average Annual Total Returns, 10 Years [Percent]	7.88%
Fidelity Advisor Freedom 2035 K6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2035 K6: Class Retirement
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	11.03%
Average Annual Total Returns, 5 Years [Percent]	7.38%
Fidelity Advisor Freedom 2035 M: Class M [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2035 M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	10.16%
Average Annual Total Returns, 5 Years [Percent]	6.59%
Average Annual Total Returns, 10 Years [Percent]	7.34%
Fidelity Advisor Freedom 2040 I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2040 I: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	12.81%
Average Annual Total Returns, 5 Years [Percent]	8.30%
Average Annual Total Returns, 10 Years [Percent]	8.52%
Fidelity Advisor Freedom 2040 K6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2040 K6: Class Retirement
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	13.20%
Average Annual Total Returns, 5 Years [Percent]	8.59%
Fidelity Advisor Freedom 2040 M: Class M [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2040 M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	12.29%
Average Annual Total Returns, 5 Years [Percent]	7.76%
Average Annual Total Returns, 10 Years [Percent]	7.98%
Fidelity Advisor Freedom 2045 I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2045 I: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	13.67%
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]	8.64%
Fidelity Advisor Freedom 2045 K6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2045 K6: Class Retirement
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	13.99%
Average Annual Total Returns, 5 Years [Percent]	8.85%
Fidelity Advisor Freedom 2045 M: Class M [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2045 M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	13.17%
Average Annual Total Returns, 5 Years [Percent]	8.01%
Average Annual Total Returns, 10 Years [Percent]	8.10%
Fidelity Advisor Freedom 2050 I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2050 I: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	13.61%
Average Annual Total Returns, 5 Years [Percent]	8.56%
Average Annual Total Returns, 10 Years [Percent]	8.65%
Fidelity Advisor Freedom 2050 K6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2050 K6: Class Retirement
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	13.95%
Average Annual Total Returns, 5 Years [Percent]	8.84%
Fidelity Advisor Freedom 2050 M: Class M [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2050 M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	13.12%
Average Annual Total Returns, 5 Years [Percent]	8.01%
Average Annual Total Returns, 10 Years [Percent]	8.10%
Fidelity Advisor Freedom 2055 I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2055 I: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	13.63%
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]	8.65%
Fidelity Advisor Freedom 2055 K6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2055 K6: Class Retirement
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	13.99%
Average Annual Total Returns, 5 Years [Percent]	8.85%
Fidelity Advisor Freedom 2055 M: Class M [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2055 M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	13.06%
Average Annual Total Returns, 5 Years [Percent]	8.01%
Average Annual Total Returns, 10 Years [Percent]	8.10%
Fidelity Advisor Freedom 2060 I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2060 I: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	13.70%
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]	8.64%
Fidelity Advisor Freedom 2060 K6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2060 K6: Class Retirement
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	13.97%
Average Annual Total Returns, 5 Years [Percent]	8.84%
Fidelity Advisor Freedom 2060 M: Class M [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2060 M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	13.13%
Average Annual Total Returns, 5 Years [Percent]	8.02%
Average Annual Total Returns, 10 Years [Percent]	8.11%
Fidelity Advisor Freedom 2065 I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2065 I: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	13.68%
Average Annual Total Returns, 5 Years [Percent]	8.53%
Fidelity Advisor Freedom 2065 K6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2065 K6: Class Retirement
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	13.97%
Average Annual Total Returns, 5 Years [Percent]	8.81%
Fidelity Advisor Freedom 2065 M: Class M [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom 2065 M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	13.09%
Average Annual Total Returns, 5 Years [Percent]	7.97%
Fidelity Advisor Freedom Income I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom Income I: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	4.29%
Average Annual Total Returns, 5 Years [Percent]	2.29%
Average Annual Total Returns, 10 Years [Percent]	3.28%
Fidelity Advisor Freedom Income K6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom Income K6: Class Retirement
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	4.42%
Average Annual Total Returns, 5 Years [Percent]	2.43%
Fidelity Advisor Freedom Income M: Class M [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Freedom Income M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	3.70%
Average Annual Total Returns, 5 Years [Percent]	1.77%
Average Annual Total Returns, 10 Years [Percent]	2.77%
Fidelity Advisor Growth & Income M: Class M [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Growth & Income M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	20.83%
Average Annual Total Returns, 5 Years [Percent]	12.52%
Average Annual Total Returns, 10 Years [Percent]	10.67%
Fidelity Advisor Growth Opps M: Class M [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Growth Opps M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	38.37%
Average Annual Total Returns, 5 Years [Percent]	18.14%
Average Annual Total Returns, 10 Years [Percent]	17.78%
Fidelity Advisor Growth Opps Z: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Growth Opps Z: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	39.23%
Average Annual Total Returns, 5 Years [Percent]	18.87%
Average Annual Total Returns, 10 Years [Percent]	18.52%
Fidelity Advisor Industrials Z: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Industrials Z: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	23.50%
Average Annual Total Returns, 5 Years [Percent]	12.26%
Fidelity Advisor Intl Cap App M: Class M [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Intl Cap App M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd
Current Expenses [Percent]	1.37%
Average Annual Total Returns, 1 Year [Percent]	7.49%
Average Annual Total Returns, 5 Years [Percent]	6.26%
Average Annual Total Returns, 10 Years [Percent]	7.54%
Fidelity Advisor Intl Cap App Z: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Intl Cap App Z: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	8.15%
Average Annual Total Returns, 5 Years [Percent]	6.94%
Fidelity Advisor Intl Real Estate Z: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Intl Real Estate Z: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA); FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(9.42%)
Average Annual Total Returns, 5 Years [Percent]	(3.83%)
Fidelity Advisor Intl Small Cap Z: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Intl Small Cap Z: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	0.16%
Average Annual Total Returns, 5 Years [Percent]	4.60%
Fidelity Advisor Investment Gr Bd Z: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Investment Gr Bd Z: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.36%	[3]
Average Annual Total Returns, 1 Year [Percent]	1.66%
Average Annual Total Returns, 5 Years [Percent]	0.51%
Fidelity Advisor® Leveraged CoStockA: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor® Leveraged CoStockA: Class A
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.99%
Fidelity Advisor Mid Cap Value Z: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Mid Cap Value Z: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	14.52%
Average Annual Total Returns, 5 Years [Percent]	11.30%
Fidelity Advisor Multi-Asset Income Z: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Multi-Asset Income Z: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	9.93%
Average Annual Total Returns, 5 Years [Percent]	8.08%
Fidelity Advisor New Insights A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor New Insights A: Class A
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	34.91%
Average Annual Total Returns, 5 Years [Percent]	15.37%
Average Annual Total Returns, 10 Years [Percent]	13.39%
Fidelity Advisor New Insights M: Class M [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor New Insights M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	34.57%
Average Annual Total Returns, 5 Years [Percent]	15.08%
Average Annual Total Returns, 10 Years [Percent]	13.11%
Fidelity Advisor New Insights Z: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor New Insights Z: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	35.40%
Average Annual Total Returns, 5 Years [Percent]	15.79%
Average Annual Total Returns, 10 Years [Percent]	13.82%
Fidelity Advisor Overseas M: Class M [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Overseas M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd
Current Expenses [Percent]	1.28%
Average Annual Total Returns, 1 Year [Percent]	4.40%
Average Annual Total Returns, 5 Years [Percent]	5.02%
Average Annual Total Returns, 10 Years [Percent]	5.66%
Fidelity Advisor Real Estate I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Real Estate I: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Institutional Asset Management
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	6.30%
Average Annual Total Returns, 5 Years [Percent]	1.98%
Average Annual Total Returns, 10 Years [Percent]	3.73%
Fidelity Advisor Real Estate Income I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Real Estate Income I: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	7.88%
Average Annual Total Returns, 5 Years [Percent]	3.47%
Average Annual Total Returns, 10 Years [Percent]	5.28%
Fidelity Advisor Real Estate M: Class M [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Real Estate M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Institutional Asset Management
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	1.28%
Average Annual Total Returns, 1 Year [Percent]	5.85%
Average Annual Total Returns, 5 Years [Percent]	1.51%
Average Annual Total Returns, 10 Years [Percent]	3.23%
Fidelity Advisor Short Dur Hi Inc Z: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Short Dur Hi Inc Z: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd
Current Expenses [Percent]	0.66%	[4]
Average Annual Total Returns, 1 Year [Percent]	8.27%
Average Annual Total Returns, 5 Years [Percent]	3.84%
Fidelity Advisor Small Cap A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Small Cap A: Class A
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	1.28%
Average Annual Total Returns, 1 Year [Percent]	11.22%
Average Annual Total Returns, 5 Years [Percent]	9.92%
Average Annual Total Returns, 10 Years [Percent]	7.95%
Fidelity Advisor Small Cap M: Class M [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Small Cap M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	1.53%
Average Annual Total Returns, 1 Year [Percent]	10.93%
Average Annual Total Returns, 5 Years [Percent]	9.65%
Average Annual Total Returns, 10 Years [Percent]	7.70%
Fidelity Advisor Small Cap Value Z: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Small Cap Value Z: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	9.39%
Average Annual Total Returns, 5 Years [Percent]	11.55%
Fidelity Advisor Stock Sel M: Class M [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Stock Sel M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	19.20%
Average Annual Total Returns, 5 Years [Percent]	12.88%
Average Annual Total Returns, 10 Years [Percent]	11.44%
Fidelity Advisor Stock Selec Mid Cp M: Class M [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Stock Selec Mid Cp M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	11.90%
Average Annual Total Returns, 5 Years [Percent]	9.05%
Average Annual Total Returns, 10 Years [Percent]	8.67%
Fidelity Advisor Stock Selector Sm Cp Z: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Stock Selector Sm Cp Z: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	14.65%
Average Annual Total Returns, 5 Years [Percent]	11.35%
Fidelity Advisor Strategic Div & Inc I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Strategic Div & Inc I: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	11.45%
Average Annual Total Returns, 5 Years [Percent]	7.78%
Average Annual Total Returns, 10 Years [Percent]	7.82%
Fidelity Advisor Strategic Div & Inc M: Class M [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Strategic Div & Inc M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	10.90%
Average Annual Total Returns, 5 Years [Percent]	7.24%
Average Annual Total Returns, 10 Years [Percent]	7.28%
Fidelity Advisor Strategic Income A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Strategic Income A: Class A
Portfolio Company Adviser [Text Block]	Fidelity Management and Research Company
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited; FIL Investments (Japan) Limited;FIL Investment Advisors (FIA); FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	5.74%
Average Annual Total Returns, 5 Years [Percent]	2.61%
Average Annual Total Returns, 10 Years [Percent]	3.45%
Fidelity Advisor Technology Z: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Technology Z: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	35.54%
Average Annual Total Returns, 5 Years [Percent]	23.88%
Fidelity Advisor Total Bond I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Total Bond I: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Institutional Asset Management
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA); FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	2.41%
Average Annual Total Returns, 5 Years [Percent]	0.86%
Average Annual Total Returns, 10 Years [Percent]	2.24%
Fidelity Advisor Total Bond M: Class M [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Total Bond M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Institutional Asset Management
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA); FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	2.16%
Average Annual Total Returns, 5 Years [Percent]	0.61%
Average Annual Total Returns, 10 Years [Percent]	1.98%
Fidelity Advisor Total Bond Z: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Total Bond Z: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Institutional Asset Management
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;FIL Investment Advisors (FIA); FIL Investment Advisors (UK) Ltd;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.36%	[3]
Average Annual Total Returns, 1 Year [Percent]	2.56%
Average Annual Total Returns, 5 Years [Percent]	1.00%
Average Annual Total Returns, 10 Years [Percent]	2.37%
Fidelity Advisor Value A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Value A: Class A
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd
Current Expenses [Percent]	1.15%	[11]
Average Annual Total Returns, 1 Year [Percent]	10.15%
Average Annual Total Returns, 5 Years [Percent]	11.96%
Average Annual Total Returns, 10 Years [Percent]	8.93%
Fidelity Advisor Value M: Class M [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Value M: Class M
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd
Current Expenses [Percent]	1.40%	[7]
Average Annual Total Returns, 1 Year [Percent]	9.87%
Average Annual Total Returns, 5 Years [Percent]	11.67%
Average Annual Total Returns, 10 Years [Percent]	8.65%
Fidelity Advisor Value Z: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Value Z: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd
Current Expenses [Percent]	0.75%	[3]
Average Annual Total Returns, 1 Year [Percent]	10.58%
Average Annual Total Returns, 5 Years [Percent]	12.40%
Fidelity Blue Chip Growth K6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Blue Chip Growth K6: Class Retirement
Portfolio Company Adviser [Text Block]	Fidelity Management Trust Company
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	38.14%
Average Annual Total Returns, 5 Years [Percent]	21.78%
Fidelity Contrafund K6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Contrafund K6: Class Retirement
Portfolio Company Adviser [Text Block]	Fidelity Management Trust Company
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	35.37%
Average Annual Total Returns, 5 Years [Percent]	17.14%
Fidelity Emerging Markets Idx: Class No Load [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Emerging Markets Idx: Class No Load
Portfolio Company Adviser [Text Block]	Geode Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	6.80%
Average Annual Total Returns, 5 Years [Percent]	1.32%
Average Annual Total Returns, 10 Years [Percent]	3.35%
Fidelity Emerging Markets K: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Emerging Markets K: Class Retirement
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd;FIL Investment Advisors (FIA);FIL Investment Advisors (UK) Ltd
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	7.26%
Average Annual Total Returns, 5 Years [Percent]	3.88%
Average Annual Total Returns, 10 Years [Percent]	6.24%
Fidelity Extended Market Index: Class No Load [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Extended Market Index: Class No Load
Portfolio Company Adviser [Text Block]	Geode Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.04%
Average Annual Total Returns, 1 Year [Percent]	16.98%
Average Annual Total Returns, 5 Years [Percent]	9.90%
Average Annual Total Returns, 10 Years [Percent]	9.46%
Fidelity Freedom Blend 2010 K6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Freedom Blend 2010 K6: Class Retirement
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	5.33%
Average Annual Total Returns, 5 Years [Percent]	3.19%
Fidelity Freedom Blend 2015 K6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Freedom Blend 2015 K6: Class Retirement
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.22%
Average Annual Total Returns, 1 Year [Percent]	6.23%
Average Annual Total Returns, 5 Years [Percent]	3.89%
Fidelity Freedom Blend 2020 K6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Freedom Blend 2020 K6: Class Retirement
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.23%
Average Annual Total Returns, 1 Year [Percent]	7.20%
Average Annual Total Returns, 5 Years [Percent]	4.56%
Fidelity Freedom Blend 2025 K6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Freedom Blend 2025 K6: Class Retirement
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	8.07%
Average Annual Total Returns, 5 Years [Percent]	5.19%
Fidelity Freedom Blend 2030 K6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Freedom Blend 2030 K6: Class Retirement
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	9.12%
Average Annual Total Returns, 5 Years [Percent]	6.01%
Fidelity Freedom Blend 2035 K6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Freedom Blend 2035 K6: Class Retirement
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	10.88%
Average Annual Total Returns, 5 Years [Percent]	7.39%
Fidelity Freedom Blend 2040 K6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Freedom Blend 2040 K6: Class Retirement
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	12.96%
Average Annual Total Returns, 5 Years [Percent]	8.65%
Fidelity Freedom Blend 2045 K6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Freedom Blend 2045 K6: Class Retirement
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	13.77%
Average Annual Total Returns, 5 Years [Percent]	8.88%
Fidelity Freedom Blend 2050 K6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Freedom Blend 2050 K6: Class Retirement
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	13.78%
Average Annual Total Returns, 5 Years [Percent]	8.90%
Fidelity Freedom Blend 2055 K6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Freedom Blend 2055 K6: Class Retirement
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	13.77%
Average Annual Total Returns, 5 Years [Percent]	8.88%
Fidelity Freedom Blend 2060 K6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Freedom Blend 2060 K6: Class Retirement
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	13.83%
Average Annual Total Returns, 5 Years [Percent]	8.90%
Fidelity Freedom Blend 2065 K6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Freedom Blend 2065 K6: Class Retirement
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	13.76%
Average Annual Total Returns, 5 Years [Percent]	8.89%
Fidelity Freedom Blend Inc K6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Freedom Blend Inc K6: Class Retirement
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	4.41%
Average Annual Total Returns, 5 Years [Percent]	2.30%
Fidelity Freedom Index 2010 Instl Prem: Class Other [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2010 Instl Prem: Class Other
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	5.83%
Average Annual Total Returns, 5 Years [Percent]	3.27%
Fidelity Freedom Index 2010 Investor: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2010 Investor: Class Inv	[6]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC	[6]
Current Expenses [Percent]	0.12%	[6]
Average Annual Total Returns, 1 Year [Percent]	5.70%	[6]
Average Annual Total Returns, 5 Years [Percent]	3.22%	[6]
Average Annual Total Returns, 10 Years [Percent]	4.28%	[6]
Fidelity Freedom Index 2010 Premier: Class Other [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2010 Premier: Class Other	[6]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC	[6]
Current Expenses [Percent]	0.05%	[6]
Average Annual Total Returns, 1 Year [Percent]	5.79%	[6]
Fidelity Freedom Index 2015 Instl Prem: Class Other [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2015 Instl Prem: Class Other
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	6.77%
Average Annual Total Returns, 5 Years [Percent]	3.92%
Fidelity Freedom Index 2015 Investor: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2015 Investor: Class Inv	[6]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC	[6]
Current Expenses [Percent]	0.12%	[6]
Average Annual Total Returns, 1 Year [Percent]	6.73%	[6]
Average Annual Total Returns, 5 Years [Percent]	3.88%	[6]
Average Annual Total Returns, 10 Years [Percent]	4.96%	[6]
Fidelity Freedom Index 2015 Premier: Class Other [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2015 Premier: Class Other	[6]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC	[6]
Current Expenses [Percent]	0.05%	[6]
Average Annual Total Returns, 1 Year [Percent]	6.81%	[6]
Fidelity Freedom Index 2020 Instl Prem: Class Other [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2020 Instl Prem: Class Other
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	7.74%
Average Annual Total Returns, 5 Years [Percent]	4.54%
Fidelity Freedom Index 2020 Investor: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2020 Investor: Class Inv	[6]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC	[6]
Current Expenses [Percent]	0.12%	[6]
Average Annual Total Returns, 1 Year [Percent]	7.68%	[6]
Average Annual Total Returns, 5 Years [Percent]	4.51%	[6]
Average Annual Total Returns, 10 Years [Percent]	5.51%	[6]
Fidelity Freedom Index 2020 Premier: Class Other [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2020 Premier: Class Other	[6]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC	[6]
Current Expenses [Percent]	0.05%	[6]
Average Annual Total Returns, 1 Year [Percent]	7.78%	[6]
Fidelity Freedom Index 2025 Instl Prem: Class Other [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2025 Instl Prem: Class Other
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	8.54%
Average Annual Total Returns, 5 Years [Percent]	5.14%
Fidelity Freedom Index 2025 Investor: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2025 Investor: Class Inv	[6]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC	[6]
Current Expenses [Percent]	0.12%	[6]
Average Annual Total Returns, 1 Year [Percent]	8.50%	[6]
Average Annual Total Returns, 5 Years [Percent]	5.10%	[6]
Average Annual Total Returns, 10 Years [Percent]	6.03%	[6]
Fidelity Freedom Index 2025 Premier: Class Other [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2025 Premier: Class Other	[6]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC	[6]
Current Expenses [Percent]	0.05%	[6]
Average Annual Total Returns, 1 Year [Percent]	8.58%	[6]
Fidelity Freedom Index 2030 Instl Prem: Class Other [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2030 Instl Prem: Class Other
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	9.56%
Average Annual Total Returns, 5 Years [Percent]	5.89%
Fidelity Freedom Index 2030 Investor: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2030 Investor: Class Inv	[6]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC	[6]
Current Expenses [Percent]	0.12%	[6]
Average Annual Total Returns, 1 Year [Percent]	9.51%	[6]
Average Annual Total Returns, 5 Years [Percent]	5.84%	[6]
Average Annual Total Returns, 10 Years [Percent]	6.85%	[6]
Fidelity Freedom Index 2030 Premier: Class Other [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2030 Premier: Class Other	[6]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC	[6]
Current Expenses [Percent]	0.05%	[6]
Average Annual Total Returns, 1 Year [Percent]	9.59%	[6]
Fidelity Freedom Index 2035 Instl Prem: Class Other [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2035 Instl Prem: Class Other
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	11.28%
Average Annual Total Returns, 5 Years [Percent]	7.19%
Fidelity Freedom Index 2035 Investor: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2035 Investor: Class Inv	[6]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC	[6]
Current Expenses [Percent]	0.12%	[6]
Average Annual Total Returns, 1 Year [Percent]	11.23%	[6]
Average Annual Total Returns, 5 Years [Percent]	7.14%	[6]
Average Annual Total Returns, 10 Years [Percent]	7.87%	[6]
Fidelity Freedom Index 2035 Premier: Class Other [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2035 Premier: Class Other	[6]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC	[6]
Current Expenses [Percent]	0.05%	[6]
Average Annual Total Returns, 1 Year [Percent]	11.31%	[6]
Fidelity Freedom Index 2040 Instl Prem: Class Other [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2040 Instl Prem: Class Other
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	13.38%
Average Annual Total Returns, 5 Years [Percent]	8.40%
Fidelity Freedom Index 2040 Investor: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2040 Investor: Class Inv	[6]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC	[6]
Current Expenses [Percent]	0.12%	[6]
Average Annual Total Returns, 1 Year [Percent]	13.33%	[6]
Average Annual Total Returns, 5 Years [Percent]	8.35%	[6]
Average Annual Total Returns, 10 Years [Percent]	8.54%	[6]
Fidelity Freedom Index 2040 Premier: Class Other [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2040 Premier: Class Other	[6]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC	[6]
Current Expenses [Percent]	0.05%	[6]
Average Annual Total Returns, 1 Year [Percent]	13.42%	[6]
Fidelity Freedom Index 2045 Instl Prem: Class Other [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2045 Instl Prem: Class Other
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	14.20%
Average Annual Total Returns, 5 Years [Percent]	8.65%
Fidelity Freedom Index 2045 Investor: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2045 Investor: Class Inv	[6]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC	[6]
Current Expenses [Percent]	0.12%	[6]
Average Annual Total Returns, 1 Year [Percent]	14.16%	[6]
Average Annual Total Returns, 5 Years [Percent]	8.60%	[6]
Average Annual Total Returns, 10 Years [Percent]	8.66%	[6]
Fidelity Freedom Index 2045 Premier: Class Other [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2045 Premier: Class Other	[6]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC	[6]
Current Expenses [Percent]	0.05%	[6]
Average Annual Total Returns, 1 Year [Percent]	14.23%	[6]
Fidelity Freedom Index 2050 Instl Prem: Class Other [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2050 Instl Prem: Class Other
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	14.22%
Average Annual Total Returns, 5 Years [Percent]	8.66%
Fidelity Freedom Index 2050 Investor: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2050 Investor: Class Inv	[6]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC	[6]
Current Expenses [Percent]	0.12%	[6]
Average Annual Total Returns, 1 Year [Percent]	14.17%	[6]
Average Annual Total Returns, 5 Years [Percent]	8.60%	[6]
Average Annual Total Returns, 10 Years [Percent]	8.67%	[6]
Fidelity Freedom Index 2050 Premier: Class Other [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2050 Premier: Class Other	[6]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC	[6]
Current Expenses [Percent]	0.05%	[6]
Average Annual Total Returns, 1 Year [Percent]	14.21%	[6]
Fidelity Freedom Index 2055 Instl Prem: Class Other [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2055 Instl Prem: Class Other
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	14.20%
Average Annual Total Returns, 5 Years [Percent]	8.64%
Fidelity Freedom Index 2055 Investor: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2055 Investor: Class Inv	[6]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC	[6]
Current Expenses [Percent]	0.12%	[6]
Average Annual Total Returns, 1 Year [Percent]	14.16%	[6]
Average Annual Total Returns, 5 Years [Percent]	8.61%	[6]
Average Annual Total Returns, 10 Years [Percent]	8.66%	[6]
Fidelity Freedom Index 2055 Premier: Class Other [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2055 Premier: Class Other	[6]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC	[6]
Current Expenses [Percent]	0.05%	[6]
Average Annual Total Returns, 1 Year [Percent]	14.23%	[6]
Fidelity Freedom Index 2060 Instl Prem: Class Other [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2060 Instl Prem: Class Other
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	14.22%
Average Annual Total Returns, 5 Years [Percent]	8.64%
Fidelity Freedom Index 2060 Investor: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2060 Investor: Class Inv	[6]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC	[6]
Current Expenses [Percent]	0.12%	[6]
Average Annual Total Returns, 1 Year [Percent]	14.17%	[6]
Average Annual Total Returns, 5 Years [Percent]	8.60%	[6]
Average Annual Total Returns, 10 Years [Percent]	8.66%	[6]
Fidelity Freedom Index 2060 Premier: Class Other [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2060 Premier: Class Other	[6]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC	[6]
Current Expenses [Percent]	0.05%	[6]
Average Annual Total Returns, 1 Year [Percent]	14.25%	[6]
Fidelity Freedom Index 2065 Instl Prem: Class Other [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2065 Instl Prem: Class Other
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.09%
Average Annual Total Returns, 1 Year [Percent]	14.24%
Average Annual Total Returns, 5 Years [Percent]	8.64%
Fidelity Freedom Index 2065 Investor: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2065 Investor: Class Inv	[6]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC	[6]
Current Expenses [Percent]	0.13%	[6]
Average Annual Total Returns, 1 Year [Percent]	14.11%	[6]
Average Annual Total Returns, 5 Years [Percent]	8.59%	[6]
Fidelity Freedom Index 2065 Premier: Class Other [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Freedom Index 2065 Premier: Class Other	[6]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC	[6]
Current Expenses [Percent]	0.06%	[6]
Average Annual Total Returns, 1 Year [Percent]	14.27%	[6]
Fidelity Freedom Index Inc Instl Prem: Class Other [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Freedom Index Inc Instl Prem: Class Other
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	5.01%
Average Annual Total Returns, 5 Years [Percent]	2.47%
Fidelity Freedom Index Income Investor: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Freedom Index Income Investor: Class Inv	[6]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC	[6]
Current Expenses [Percent]	0.12%	[6]
Average Annual Total Returns, 1 Year [Percent]	4.96%	[6]
Average Annual Total Returns, 5 Years [Percent]	2.42%	[6]
Average Annual Total Returns, 10 Years [Percent]	3.15%	[6]
Fidelity Freedom Index Income Premier: Class Other [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Freedom Index Income Premier: Class Other	[6]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC	[6]
Current Expenses [Percent]	0.05%	[6]
Average Annual Total Returns, 1 Year [Percent]	4.97%	[6]
Fidelity Inflation-Prot Bd Index: Class No Load [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Inflation-Prot Bd Index: Class No Load
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.05%
Average Annual Total Returns, 1 Year [Percent]	2.01%
Average Annual Total Returns, 5 Years [Percent]	1.81%
Average Annual Total Returns, 10 Years [Percent]	2.18%
Fidelity International Index: Class No Load [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity International Index: Class No Load
Portfolio Company Adviser [Text Block]	Geode Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.04%
Average Annual Total Returns, 1 Year [Percent]	3.71%
Average Annual Total Returns, 5 Years [Percent]	4.87%
Average Annual Total Returns, 10 Years [Percent]	5.38%
Fidelity Intl Sustainability Idx: Class No Load [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Intl Sustainability Idx: Class No Load
Portfolio Company Adviser [Text Block]	Geode Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.20%
Average Annual Total Returns, 1 Year [Percent]	5.68%
Average Annual Total Returns, 5 Years [Percent]	3.64%
Fidelity Inv MM Government Instl: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Inv MM Government Instl: Class Inst	[9]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC	[9]
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	[9]
Current Expenses [Percent]	0.14%	[3],[9]
Average Annual Total Returns, 1 Year [Percent]	5.21%	[9]
Average Annual Total Returns, 5 Years [Percent]	2.41%	[9]
Average Annual Total Returns, 10 Years [Percent]	1.70%	[9]
Fidelity Large Cap Growth Idx: Class No Load [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Large Cap Growth Idx: Class No Load
Portfolio Company Adviser [Text Block]	Geode Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.04%
Average Annual Total Returns, 1 Year [Percent]	33.26%
Average Annual Total Returns, 5 Years [Percent]	18.94%
Fidelity Large Cap Value Index: Class No Load [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Large Cap Value Index: Class No Load
Portfolio Company Adviser [Text Block]	Geode Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.04%
Average Annual Total Returns, 1 Year [Percent]	14.35%
Average Annual Total Returns, 5 Years [Percent]	8.68%
Fidelity Mid Cap Index: Class No Load [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Mid Cap Index: Class No Load
Portfolio Company Adviser [Text Block]	Geode Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.03%
Average Annual Total Returns, 1 Year [Percent]	15.35%
Average Annual Total Returns, 5 Years [Percent]	9.93%
Average Annual Total Returns, 10 Years [Percent]	9.63%
Fidelity Multi-Asset Index: Class No Load [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Multi-Asset Index: Class No Load
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.11%	[3]
Average Annual Total Returns, 1 Year [Percent]	13.12%
Average Annual Total Returns, 5 Years [Percent]	8.52%
Average Annual Total Returns, 10 Years [Percent]	8.57%
Fidelity Nasdaq Composite Index: Class No Load [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Nasdaq Composite Index: Class No Load
Portfolio Company Adviser [Text Block]	Geode Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.29%	[4]
Average Annual Total Returns, 1 Year [Percent]	29.48%
Average Annual Total Returns, 5 Years [Percent]	17.55%
Average Annual Total Returns, 10 Years [Percent]	16.13%
Fidelity Real Estate Index: Class No Load [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Real Estate Index: Class No Load
Portfolio Company Adviser [Text Block]	Geode Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.07%
Average Annual Total Returns, 1 Year [Percent]	4.97%
Average Annual Total Returns, 5 Years [Percent]	1.60%
Average Annual Total Returns, 10 Years [Percent]	3.95%
Fidelity Select Health Care: Class No Load [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Select Health Care: Class No Load
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	4.93%
Average Annual Total Returns, 5 Years [Percent]	5.74%
Average Annual Total Returns, 10 Years [Percent]	8.22%
Fidelity Small Cap Growth K6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Small Cap Growth K6: Class Retirement	[5]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC	[5]
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	[5]
Current Expenses [Percent]	0.61%	[5]
Average Annual Total Returns, 1 Year [Percent]	20.99%	[5]
Average Annual Total Returns, 5 Years [Percent]	10.55%	[5]
Fidelity Small Cap Index: Class No Load [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Small Cap Index: Class No Load
Portfolio Company Adviser [Text Block]	Geode Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.03%
Average Annual Total Returns, 1 Year [Percent]	11.69%
Average Annual Total Returns, 5 Years [Percent]	7.50%
Average Annual Total Returns, 10 Years [Percent]	7.96%
Fidelity Sustainability Bond Index: Class No Load [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Sustainability Bond Index: Class No Load
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.10%
Average Annual Total Returns, 1 Year [Percent]	1.23%
Average Annual Total Returns, 5 Years [Percent]	(0.41%)
Fidelity Total International Index: Class No Load [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Total International Index: Class No Load
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.06%
Average Annual Total Returns, 1 Year [Percent]	4.99%
Average Annual Total Returns, 5 Years [Percent]	4.11%
Fidelity Total Market Index: Class No Load [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Total Market Index: Class No Load
Portfolio Company Adviser [Text Block]	Geode Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.02%
Average Annual Total Returns, 1 Year [Percent]	23.88%
Average Annual Total Returns, 5 Years [Percent]	13.80%
Average Annual Total Returns, 10 Years [Percent]	12.50%
Fidelity U.S. Bond Index: Class No Load [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity U.S. Bond Index: Class No Load
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.03%
Average Annual Total Returns, 1 Year [Percent]	1.34%
Average Annual Total Returns, 5 Years [Percent]	(0.31%)
Average Annual Total Returns, 10 Years [Percent]	1.33%
Fidelity U.S. Sustainability Index: Class No Load [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity U.S. Sustainability Index: Class No Load
Portfolio Company Adviser [Text Block]	Geode Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.11%
Average Annual Total Returns, 1 Year [Percent]	23.60%
Average Annual Total Returns, 5 Years [Percent]	14.70%
Fidelity VIP Asset Manager Initial: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity VIP Asset Manager Initial: Class A
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	8.50%
Average Annual Total Returns, 5 Years [Percent]	5.65%
Average Annual Total Returns, 10 Years [Percent]	5.66%
Fidelity VIP Contrafund Initial: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity VIP Contrafund Initial: Class A
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	33.79%
Average Annual Total Returns, 5 Years [Percent]	17.04%
Average Annual Total Returns, 10 Years [Percent]	13.62%
Fidelity VIP Equity-Income Initial: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity VIP Equity-Income Initial: Class A
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	15.35%
Average Annual Total Returns, 5 Years [Percent]	10.08%
Average Annual Total Returns, 10 Years [Percent]	9.21%
Fidelity VIP Growth Initial: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity VIP Growth Initial: Class A
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	30.39%
Average Annual Total Returns, 5 Years [Percent]	18.93%
Average Annual Total Returns, 10 Years [Percent]	16.63%
Fidelity VIP High Income Initial: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity VIP High Income Initial: Class A
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	8.97%
Average Annual Total Returns, 5 Years [Percent]	2.74%
Average Annual Total Returns, 10 Years [Percent]	4.17%
Fidelity VIP Overseas Initial: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity VIP Overseas Initial: Class A
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fil Investment Advisors; Fidelity Management & Research (Hong Kong) Ltd;FIL Investment Advisors (UK) Ltd
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	5.01%
Average Annual Total Returns, 5 Years [Percent]	5.76%
Average Annual Total Returns, 10 Years [Percent]	6.32%
First Eagle Global R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	First Eagle Global R6: Class Retirement
Portfolio Company Adviser [Text Block]	First Eagle Investment Management, LLC
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	12.14%
Average Annual Total Returns, 5 Years [Percent]	7.81%
First Eagle Gold R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	First Eagle Gold R6: Class Retirement
Portfolio Company Adviser [Text Block]	First Eagle Investment Management, LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	10.70%
Average Annual Total Returns, 5 Years [Percent]	7.16%
First Eagle Overseas R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	First Eagle Overseas R6: Class Retirement
Portfolio Company Adviser [Text Block]	First Eagle Investment Mgt, LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	6.52%
Average Annual Total Returns, 5 Years [Percent]	4.23%
First Eagle Small Cap Opportunity R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	First Eagle Small Cap Opportunity R6: Class Retirement
Portfolio Company Adviser [Text Block]	First Eagle Investment Mgt, LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	6.49%
Franklin Convertible Securities R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Franklin Convertible Securities R6: Class Retirement	[5]
Portfolio Company Adviser [Text Block]	Franklin Templeton Invts	[5]
Current Expenses [Percent]	0.51%	[4],[5]
Average Annual Total Returns, 1 Year [Percent]	16.22%	[5]
Average Annual Total Returns, 5 Years [Percent]	11.35%	[5]
Average Annual Total Returns, 10 Years [Percent]	11.16%	[5]
Franklin Core Plus Bond Fund Advisor: Class Adv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Franklin Core Plus Bond Fund Advisor: Class Adv
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	0.60%	[11]
Average Annual Total Returns, 1 Year [Percent]	3.53%
Average Annual Total Returns, 5 Years [Percent]	1.33%
Average Annual Total Returns, 10 Years [Percent]	2.19%
Franklin Core Plus Bond Fund R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Franklin Core Plus Bond Fund R6: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	0.50%	[3]
Average Annual Total Returns, 1 Year [Percent]	3.65%
Average Annual Total Returns, 5 Years [Percent]	1.45%
Average Annual Total Returns, 10 Years [Percent]	2.32%
Franklin Core Plus Bond Fund R: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Franklin Core Plus Bond Fund R: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	1.10%	[7]
Average Annual Total Returns, 1 Year [Percent]	2.91%
Average Annual Total Returns, 5 Years [Percent]	0.81%
Average Annual Total Returns, 10 Years [Percent]	1.66%
Franklin DynaTech R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Franklin DynaTech R6: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	31.01%
Average Annual Total Returns, 5 Years [Percent]	15.25%
Average Annual Total Returns, 10 Years [Percent]	16.10%
Franklin Equity Income R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Franklin Equity Income R6: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	0.50%	[3]
Average Annual Total Returns, 1 Year [Percent]	18.41%
Average Annual Total Returns, 5 Years [Percent]	10.03%
Average Annual Total Returns, 10 Years [Percent]	9.70%
Franklin Growth Adv: Class Adv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Franklin Growth Adv: Class Adv
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	18.14%
Average Annual Total Returns, 5 Years [Percent]	12.67%
Average Annual Total Returns, 10 Years [Percent]	12.65%
Franklin Growth Opportunities Adv: Class Adv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Franklin Growth Opportunities Adv: Class Adv
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	25.82%
Average Annual Total Returns, 5 Years [Percent]	13.82%
Average Annual Total Returns, 10 Years [Percent]	12.97%
Franklin Growth Opportunities R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Franklin Growth Opportunities R6: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	25.92%
Average Annual Total Returns, 5 Years [Percent]	13.92%
Average Annual Total Returns, 10 Years [Percent]	13.12%
Franklin Growth Opportunities R: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Franklin Growth Opportunities R: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	25.19%
Average Annual Total Returns, 5 Years [Percent]	13.25%
Average Annual Total Returns, 10 Years [Percent]	12.42%
Franklin Growth R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Franklin Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	18.23%
Average Annual Total Returns, 5 Years [Percent]	12.77%
Average Annual Total Returns, 10 Years [Percent]	12.77%
Franklin Growth R: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Franklin Growth R: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	17.55%
Average Annual Total Returns, 5 Years [Percent]	12.11%
Average Annual Total Returns, 10 Years [Percent]	12.09%
Franklin Income Adv: Class Adv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Franklin Income Adv: Class Adv
Portfolio Company Adviser [Text Block]	Franklin Templeton Invts
Current Expenses [Percent]	0.46%	[11]
Average Annual Total Returns, 1 Year [Percent]	7.30%
Average Annual Total Returns, 5 Years [Percent]	6.23%
Average Annual Total Returns, 10 Years [Percent]	5.68%
Franklin Income R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Franklin Income R6: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Templeton Invts
Current Expenses [Percent]	0.41%	[3]
Average Annual Total Returns, 1 Year [Percent]	7.32%
Average Annual Total Returns, 5 Years [Percent]	6.35%
Average Annual Total Returns, 10 Years [Percent]	5.77%
Franklin Income R: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Franklin Income R: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Templeton Invts
Current Expenses [Percent]	0.96%	[7]
Average Annual Total Returns, 1 Year [Percent]	6.91%
Average Annual Total Returns, 5 Years [Percent]	5.69%
Average Annual Total Returns, 10 Years [Percent]	5.14%
Franklin Intl Growth R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Franklin Intl Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	0.76%	[3]
Average Annual Total Returns, 1 Year [Percent]	0.75%
Average Annual Total Returns, 5 Years [Percent]	1.39%
Average Annual Total Returns, 10 Years [Percent]	5.90%
Franklin Managed Income R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Franklin Managed Income R6: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Templeton Invts
Current Expenses [Percent]	0.59%	[3]
Average Annual Total Returns, 1 Year [Percent]	5.13%
Average Annual Total Returns, 5 Years [Percent]	5.25%
Average Annual Total Returns, 10 Years [Percent]	5.98%
Franklin Mutual Global Discovery R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Franklin Mutual Global Discovery R6: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Templeton Invts
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	4.92%
Average Annual Total Returns, 5 Years [Percent]	6.73%
Average Annual Total Returns, 10 Years [Percent]	6.38%
Franklin Mutual Global Discovery R: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Franklin Mutual Global Discovery R: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Templeton Invts
Current Expenses [Percent]	1.46%
Average Annual Total Returns, 1 Year [Percent]	4.32%
Average Annual Total Returns, 5 Years [Percent]	6.09%
Average Annual Total Returns, 10 Years [Percent]	5.74%
Franklin Mutual Global Discovery Z: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Franklin Mutual Global Discovery Z: Class Inst
Portfolio Company Adviser [Text Block]	Franklin Templeton Invts
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	4.84%
Average Annual Total Returns, 5 Years [Percent]	6.63%
Average Annual Total Returns, 10 Years [Percent]	6.27%
Franklin Mutual Quest R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Franklin Mutual Quest R6: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Templeton Invts
Current Expenses [Percent]	0.75%	[3]
Average Annual Total Returns, 1 Year [Percent]	8.86%
Average Annual Total Returns, 5 Years [Percent]	4.21%
Average Annual Total Returns, 10 Years [Percent]	4.25%
Franklin Real Estate Securities R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Franklin Real Estate Securities R6: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Templeton Invts
Current Expenses [Percent]	0.64%	[3]
Average Annual Total Returns, 1 Year [Percent]	3.93%
Average Annual Total Returns, 5 Years [Percent]	3.29%
Average Annual Total Returns, 10 Years [Percent]	4.93%
Franklin Rising Dividends R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Franklin Rising Dividends R6: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	0.52%	[3]
Average Annual Total Returns, 1 Year [Percent]	11.18%
Average Annual Total Returns, 5 Years [Percent]	10.71%
Average Annual Total Returns, 10 Years [Percent]	10.71%
Franklin Small Cap Growth R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Franklin Small Cap Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	0.67%	[3]
Average Annual Total Returns, 1 Year [Percent]	13.18%
Average Annual Total Returns, 5 Years [Percent]	7.94%
Average Annual Total Returns, 10 Years [Percent]	9.25%
Franklin Small Cap Value Adv: Class Adv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Franklin Small Cap Value Adv: Class Adv	[10]
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments	[10]
Current Expenses [Percent]	0.72%	[10],[11]
Average Annual Total Returns, 1 Year [Percent]	11.60%	[10]
Average Annual Total Returns, 5 Years [Percent]	8.61%	[10]
Average Annual Total Returns, 10 Years [Percent]	8.33%	[10]
Franklin Small Cap Value R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Franklin Small Cap Value R6: Class Retirement	[6]
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments	[6]
Current Expenses [Percent]	0.60%	[3],[6]
Average Annual Total Returns, 1 Year [Percent]	11.75%	[6]
Average Annual Total Returns, 5 Years [Percent]	8.77%	[6]
Average Annual Total Returns, 10 Years [Percent]	8.52%	[6]
Franklin Small Cap Value R: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Franklin Small Cap Value R: Class Retirement	[8]
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments	[8]
Current Expenses [Percent]	1.22%	[7],[8]
Average Annual Total Returns, 1 Year [Percent]	11.04%	[8]
Average Annual Total Returns, 5 Years [Percent]	8.06%	[8]
Average Annual Total Returns, 10 Years [Percent]	7.79%	[7],[8]
Franklin Small-Mid Cap Growth Adv: Class Adv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Franklin Small-Mid Cap Growth Adv: Class Adv
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	0.61%	[11]
Average Annual Total Returns, 1 Year [Percent]	11.66%
Average Annual Total Returns, 5 Years [Percent]	10.26%
Average Annual Total Returns, 10 Years [Percent]	9.94%
Franklin Small-Mid Cap Growth R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Franklin Small-Mid Cap Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	0.50%	[3]
Average Annual Total Returns, 1 Year [Percent]	11.76%
Average Annual Total Returns, 5 Years [Percent]	10.39%
Average Annual Total Returns, 10 Years [Percent]	10.11%
Franklin Small-Mid Cap Growth R: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Franklin Small-Mid Cap Growth R: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	1.11%	[7]
Average Annual Total Returns, 1 Year [Percent]	11.10%
Average Annual Total Returns, 5 Years [Percent]	9.72%
Average Annual Total Returns, 10 Years [Percent]	9.40%
Franklin US Government Secs R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Franklin US Government Secs R6: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Templeton Invts
Current Expenses [Percent]	0.51%	[3]
Average Annual Total Returns, 1 Year [Percent]	0.86%
Average Annual Total Returns, 5 Years [Percent]	(0.72%)
Average Annual Total Returns, 10 Years [Percent]	0.59%
Franklin Utilities Adv: Class Adv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Franklin Utilities Adv: Class Adv
Portfolio Company Adviser [Text Block]	Franklin Templeton Invts
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	27.80%
Average Annual Total Returns, 5 Years [Percent]	7.56%
Average Annual Total Returns, 10 Years [Percent]	8.58%
Franklin Utilities R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Franklin Utilities R6: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Templeton Invts
Current Expenses [Percent]	0.50%	[3]
Average Annual Total Returns, 1 Year [Percent]	27.82%
Average Annual Total Returns, 5 Years [Percent]	7.62%
Average Annual Total Returns, 10 Years [Percent]	8.66%
Franklin Utilities R: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Franklin Utilities R: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Templeton Invts
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	27.09%
Average Annual Total Returns, 5 Years [Percent]	7.02%
Average Annual Total Returns, 10 Years [Percent]	8.03%
Frost Credit Institutional: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Frost Credit Institutional: Class Inst
Portfolio Company Adviser [Text Block]	Frost Investment Advisors, LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	8.25%
Average Annual Total Returns, 5 Years [Percent]	4.57%
Average Annual Total Returns, 10 Years [Percent]	4.69%
Frost Growth Equity Inst: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Frost Growth Equity Inst: Class Inst
Portfolio Company Adviser [Text Block]	Frost Investment Advisors, LLC
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	29.97%
Average Annual Total Returns, 5 Years [Percent]	16.49%
Average Annual Total Returns, 10 Years [Percent]	15.23%
Frost Total Return Bond Inst: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Frost Total Return Bond Inst: Class Inst
Portfolio Company Adviser [Text Block]	Frost Investment Advisors, LLC
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	6.43%
Average Annual Total Returns, 5 Years [Percent]	3.23%
Average Annual Total Returns, 10 Years [Percent]	3.24%
Goldman Sachs Core Fixed Income R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Goldman Sachs Core Fixed Income R6: Class Retirement
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management B.V.
Current Expenses [Percent]	0.38%	[3]
Average Annual Total Returns, 1 Year [Percent]	1.50%
Average Annual Total Returns, 5 Years [Percent]	0.03%
Goldman Sachs Emerging Markets Eq R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Goldman Sachs Emerging Markets Eq R6: Class Retirement
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management B.V.
Current Expenses [Percent]	1.02%	[3]
Average Annual Total Returns, 1 Year [Percent]	9.16%
Average Annual Total Returns, 5 Years [Percent]	0.81%
Goldman Sachs FS Government Adm: Class Other [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Goldman Sachs FS Government Adm: Class Other	[10]
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.	[10]
Current Expenses [Percent]	0.43%	[10]
Average Annual Total Returns, 1 Year [Percent]	4.92%	[10]
Average Annual Total Returns, 5 Years [Percent]	2.25%	[10]
Average Annual Total Returns, 10 Years [Percent]	1.51%	[10]
Goldman Sachs FS Government R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Goldman Sachs FS Government R6: Class Retirement	[9]
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.	[9]
Current Expenses [Percent]	0.18%	[9]
Average Annual Total Returns, 1 Year [Percent]	5.18%	[9]
Average Annual Total Returns, 5 Years [Percent]	2.42%	[9]
Goldman Sachs FS Government Res: Class Other [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Goldman Sachs FS Government Res: Class Other	[12]
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.	[12]
Current Expenses [Percent]	0.83%	[12]
Average Annual Total Returns, 1 Year [Percent]	4.50%	[12]
Average Annual Total Returns, 5 Years [Percent]	2.02%	[12]
Average Annual Total Returns, 10 Years [Percent]	1.28%	[12]
Goldman Sachs GQG Ptnrs Intl Opps R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Goldman Sachs GQG Ptnrs Intl Opps R6: Class Retirement
Portfolio Company Adviser [Text Block]	GQG Partners LLC
Portfolio Company Subadviser [Text Block]	GQG Partners LLC
Current Expenses [Percent]	0.75%	[4]
Average Annual Total Returns, 1 Year [Percent]	5.21%
Average Annual Total Returns, 5 Years [Percent]	8.29%
Goldman Sachs Growth Strategy Instl: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Goldman Sachs Growth Strategy Instl: Class Inst
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.60%	[11]
Average Annual Total Returns, 1 Year [Percent]	14.52%
Average Annual Total Returns, 5 Years [Percent]	8.46%
Average Annual Total Returns, 10 Years [Percent]	7.93%
Goldman Sachs Growth Strategy Svc: Class S [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Goldman Sachs Growth Strategy Svc: Class S
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.10%	[7]
Average Annual Total Returns, 1 Year [Percent]	13.92%
Average Annual Total Returns, 5 Years [Percent]	7.93%
Average Annual Total Returns, 10 Years [Percent]	7.39%
Goldman Sachs International Eq Inc R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Goldman Sachs International Eq Inc R6: Class Retirement
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.83%	[3]
Average Annual Total Returns, 1 Year [Percent]	8.83%
Average Annual Total Returns, 5 Years [Percent]	6.92%
Goldman Sachs Intl Eq Insghts Instl: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Goldman Sachs Intl Eq Insghts Instl: Class Inst
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.82%	[11]
Average Annual Total Returns, 1 Year [Percent]	6.25%
Average Annual Total Returns, 5 Years [Percent]	5.64%
Average Annual Total Returns, 10 Years [Percent]	6.53%
Goldman Sachs Intl Eq Insghts R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Goldman Sachs Intl Eq Insghts R6: Class Retirement
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.81%	[3]
Average Annual Total Returns, 1 Year [Percent]	6.27%
Average Annual Total Returns, 5 Years [Percent]	5.66%
Goldman Sachs Intl Eq Insghts S: Class S [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Goldman Sachs Intl Eq Insghts S: Class S
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.32%	[7]
Average Annual Total Returns, 1 Year [Percent]	5.67%
Average Annual Total Returns, 5 Years [Percent]	5.11%
Average Annual Total Returns, 10 Years [Percent]	6.00%
Goldman Sachs Large Cap Gr Insghts Inv: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Goldman Sachs Large Cap Gr Insghts Inv: Class Inv
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.67%	[11]
Average Annual Total Returns, 1 Year [Percent]	36.27%
Average Annual Total Returns, 5 Years [Percent]	17.58%
Average Annual Total Returns, 10 Years [Percent]	14.86%
Goldman Sachs Large Cap Gr Insghts R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Goldman Sachs Large Cap Gr Insghts R6: Class Retirement
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.55%	[3]
Average Annual Total Returns, 1 Year [Percent]	36.41%
Average Annual Total Returns, 5 Years [Percent]	17.73%
Goldman Sachs Large Cap Gr Insghts Svc: Class S [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Goldman Sachs Large Cap Gr Insghts Svc: Class S
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.06%	[7]
Average Annual Total Returns, 1 Year [Percent]	35.69%
Average Annual Total Returns, 5 Years [Percent]	17.13%
Average Annual Total Returns, 10 Years [Percent]	14.44%
Goldman Sachs Large Cp Val Insghts Inv: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Goldman Sachs Large Cp Val Insghts Inv: Class Inv
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.67%	[11]
Average Annual Total Returns, 1 Year [Percent]	17.68%
Average Annual Total Returns, 5 Years [Percent]	9.34%
Average Annual Total Returns, 10 Years [Percent]	8.64%
Goldman Sachs Large Cp Val Insghts R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Goldman Sachs Large Cp Val Insghts R6: Class Retirement
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.55%	[3]
Average Annual Total Returns, 1 Year [Percent]	17.81%
Average Annual Total Returns, 5 Years [Percent]	9.48%
Goldman Sachs Large Cp Val Insghts Svc: Class S [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Goldman Sachs Large Cp Val Insghts Svc: Class S
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.06%	[7]
Average Annual Total Returns, 1 Year [Percent]	17.21%
Average Annual Total Returns, 5 Years [Percent]	8.92%
Average Annual Total Returns, 10 Years [Percent]	8.24%
Goldman Sachs Mid Cap Growth Inv: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Goldman Sachs Mid Cap Growth Inv: Class Inv
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.91%	[11]
Average Annual Total Returns, 1 Year [Percent]	20.49%
Average Annual Total Returns, 5 Years [Percent]	11.23%
Average Annual Total Returns, 10 Years [Percent]	10.25%
Goldman Sachs Mid Cap Growth R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Goldman Sachs Mid Cap Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.85%	[3]
Average Annual Total Returns, 1 Year [Percent]	20.53%
Average Annual Total Returns, 5 Years [Percent]	11.32%
Goldman Sachs Mid Cap Growth Svc: Class S [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Goldman Sachs Mid Cap Growth Svc: Class S
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.36%	[7]
Average Annual Total Returns, 1 Year [Percent]	19.88%
Average Annual Total Returns, 5 Years [Percent]	10.76%
Average Annual Total Returns, 10 Years [Percent]	9.80%
Goldman Sachs Mid Cap Value Instl: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Goldman Sachs Mid Cap Value Instl: Class Inst
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	12.20%
Average Annual Total Returns, 5 Years [Percent]	9.89%
Average Annual Total Returns, 10 Years [Percent]	8.04%
Goldman Sachs Mid Cap Value R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Goldman Sachs Mid Cap Value R6: Class Retirement
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	12.23%
Average Annual Total Returns, 5 Years [Percent]	9.91%
Goldman Sachs Mid Cap Value Svc: Class S [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Goldman Sachs Mid Cap Value Svc: Class S
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.34%
Average Annual Total Returns, 1 Year [Percent]	11.68%
Average Annual Total Returns, 5 Years [Percent]	9.35%
Average Annual Total Returns, 10 Years [Percent]	7.50%
Goldman Sachs Small Cap Eq Insghts R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Goldman Sachs Small Cap Eq Insghts R6: Class Retirement
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management B.V.
Current Expenses [Percent]	0.83%	[3]
Average Annual Total Returns, 1 Year [Percent]	19.07%
Average Annual Total Returns, 5 Years [Percent]	8.63%
Goldman Sachs Small Cap Value Inst: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Goldman Sachs Small Cap Value Inst: Class Inst
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.96%	[11]
Average Annual Total Returns, 1 Year [Percent]	7.69%
Average Annual Total Returns, 5 Years [Percent]	5.73%
Average Annual Total Returns, 10 Years [Percent]	6.37%
Goldman Sachs Small Cap Value R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Goldman Sachs Small Cap Value R6: Class Retirement
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.95%	[3]
Average Annual Total Returns, 1 Year [Percent]	7.72%
Average Annual Total Returns, 5 Years [Percent]	5.74%
Goldman Sachs Small Cap Value Svc: Class S [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Goldman Sachs Small Cap Value Svc: Class S
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.46%	[7]
Average Annual Total Returns, 1 Year [Percent]	7.16%
Average Annual Total Returns, 5 Years [Percent]	5.20%
Average Annual Total Returns, 10 Years [Percent]	5.84%
Goldman Sachs Small/Mid Cap Growth R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Goldman Sachs Small/Mid Cap Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	12.50%
Average Annual Total Returns, 5 Years [Percent]	8.77%
Goldman Sachs Technology Opps Inst: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Goldman Sachs Technology Opps Inst: Class Inst
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.89%	[11]
Average Annual Total Returns, 1 Year [Percent]	30.71%
Average Annual Total Returns, 5 Years [Percent]	17.45%
Average Annual Total Returns, 10 Years [Percent]	17.61%
Goldman Sachs Technology Opps Svc: Class S [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Goldman Sachs Technology Opps Svc: Class S
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.39%	[7]
Average Annual Total Returns, 1 Year [Percent]	30.10%
Average Annual Total Returns, 5 Years [Percent]	16.86%
Average Annual Total Returns, 10 Years [Percent]	17.02%
Goldman Sachs US Equity Insights Inv: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Goldman Sachs US Equity Insights Inv: Class Inv
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management B.V.
Current Expenses [Percent]	0.68%	[11]
Average Annual Total Returns, 1 Year [Percent]	28.70%
Average Annual Total Returns, 5 Years [Percent]	14.36%
Average Annual Total Returns, 10 Years [Percent]	12.07%
Goldman Sachs US Equity Insights R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Goldman Sachs US Equity Insights R6: Class Retirement
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management B.V.
Current Expenses [Percent]	0.56%	[3]
Average Annual Total Returns, 1 Year [Percent]	28.86%
Average Annual Total Returns, 5 Years [Percent]	14.52%
Goldman Sachs US Equity Insights Svc: Class S [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Goldman Sachs US Equity Insights Svc: Class S
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management B.V.
Current Expenses [Percent]	1.07%	[7]
Average Annual Total Returns, 1 Year [Percent]	28.18%
Average Annual Total Returns, 5 Years [Percent]	13.93%
Average Annual Total Returns, 10 Years [Percent]	11.66%
Guggenheim Macro Opportunities R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Guggenheim Macro Opportunities R6: Class Retirement
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	0.93%	[3]
Average Annual Total Returns, 1 Year [Percent]	7.75%
Average Annual Total Returns, 5 Years [Percent]	4.36%
Guggenheim Total Return Bond R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Guggenheim Total Return Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	0.49%	[3]
Average Annual Total Returns, 1 Year [Percent]	3.20%
Average Annual Total Returns, 5 Years [Percent]	1.51%
GuideStone Funds Aggressive Allc Inv: Class Other [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	GuideStone Funds Aggressive Allc Inv: Class Other
Portfolio Company Adviser [Text Block]	GuideStone Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Parametric Portfolio Associates LLC
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	15.43%
Average Annual Total Returns, 5 Years [Percent]	8.25%
Average Annual Total Returns, 10 Years [Percent]	8.24%
GuideStone Funds Balanced Allc Inv: Class Other [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	GuideStone Funds Balanced Allc Inv: Class Other
Portfolio Company Adviser [Text Block]	GuideStone Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Parametric Portfolio Associates LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	8.32%
Average Annual Total Returns, 5 Years [Percent]	3.98%
Average Annual Total Returns, 10 Years [Percent]	4.64%
GuideStone Funds Conservative Allc Inv: Class Other [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	GuideStone Funds Conservative Allc Inv: Class Other
Portfolio Company Adviser [Text Block]	GuideStone Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Parametric Portfolio Associates LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	6.68%
Average Annual Total Returns, 5 Years [Percent]	2.97%
Average Annual Total Returns, 10 Years [Percent]	3.30%
GuideStone Funds Defensv Mkt Strats Inv: Class Other [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	GuideStone Funds Defensv Mkt Strats Inv: Class Other
Portfolio Company Adviser [Text Block]	GuideStone Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Shenkman Capital Management Inc;Parametric Portfolio Associates LLC;PGIM Quantitative Solutions LLC;Wellington Management Company LLP;Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	11.34%
Average Annual Total Returns, 5 Years [Percent]	6.13%
Average Annual Total Returns, 10 Years [Percent]	7.30%
GuideStone Funds Emerging Mkts Eq Instl: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	GuideStone Funds Emerging Mkts Eq Instl: Class Inst
Portfolio Company Adviser [Text Block]	GuideStone Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management, L.P.;Parametric Portfolio Associates LLC;Wellington Management Company LLP;AQR Capital Management LLC;RBC Global Asset Management (UK) Limited
Current Expenses [Percent]	1.07%	[3]
Average Annual Total Returns, 1 Year [Percent]	8.23%
Average Annual Total Returns, 5 Years [Percent]	2.53%
Average Annual Total Returns, 10 Years [Percent]	3.08%
GuideStone Funds Equity Index Instl: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	GuideStone Funds Equity Index Instl: Class Inst
Portfolio Company Adviser [Text Block]	Legal & General Investment Management America Inc
Portfolio Company Subadviser [Text Block]	Legal & General Investment Management America Inc
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	24.87%
Average Annual Total Returns, 5 Years [Percent]	14.26%
Average Annual Total Returns, 10 Years [Percent]	12.98%
GuideStone Funds Global Bond Instl: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	GuideStone Funds Global Bond Instl: Class Inst
Portfolio Company Adviser [Text Block]	GuideStone Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company LP;Parametric Portfolio Associates LLC;Western Asset Management Company, LLC;Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	0.65%
Average Annual Total Returns, 5 Years [Percent]	(1.00%)
GuideStone Funds Global Rl Est Secs Inst: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	GuideStone Funds Global Rl Est Secs Inst: Class Inst
Portfolio Company Adviser [Text Block]	GuideStone Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Heitman Real Estate Securities LLC;RREEF America L.L.C.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	3.09%
Average Annual Total Returns, 5 Years [Percent]	1.17%
GuideStone Funds Growth Allocation Inv: Class Other [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	GuideStone Funds Growth Allocation Inv: Class Other
Portfolio Company Adviser [Text Block]	GuideStone Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Parametric Portfolio Associates LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	12.03%
Average Annual Total Returns, 5 Years [Percent]	6.17%
Average Annual Total Returns, 10 Years [Percent]	6.43%
GuideStone Funds Growth Equity Instl: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	GuideStone Funds Growth Equity Instl: Class Inst
Portfolio Company Adviser [Text Block]	GuideStone Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company LP;J.P. Morgan Investment Management, Inc.;Sands Capital Management, LLC;Parametric Portfolio Associates LLC;William Blair Investment Management, LLC
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	30.39%
Average Annual Total Returns, 5 Years [Percent]	14.18%
Average Annual Total Returns, 10 Years [Percent]	13.88%
GuideStone Funds International Eq Instl: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	GuideStone Funds International Eq Instl: Class Inst
Portfolio Company Adviser [Text Block]	GuideStone Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Altrinsic Global Advisors LLC;MFS Institutional Advisors Inc; Parametric Portfolio Associates LLC;WCM Investment Management; Wellington Management Company LLP;AQR Capital Management LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	6.71%
Average Annual Total Returns, 5 Years [Percent]	4.63%
Average Annual Total Returns, 10 Years [Percent]	5.62%
GuideStone Funds Medium-Dur Bd Instl: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	GuideStone Funds Medium-Dur Bd Instl: Class Inst
Portfolio Company Adviser [Text Block]	GuideStone Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company LP;Goldman Sachs Asset Management, L.P.;Guggenheim Partners Investment Mgmt LLC; Parametric Portfolio Associates LLC;Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	1.86%
Average Annual Total Returns, 5 Years [Percent]	(0.23%)
Average Annual Total Returns, 10 Years [Percent]	1.52%
GuideStone Funds Small Cap Equity Instl: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	GuideStone Funds Small Cap Equity Instl: Class Inst
Portfolio Company Adviser [Text Block]	GuideStone Capital Management, LLC
Portfolio Company Subadviser [Text Block]	TimesSquare Capital Management, LLC;American Century Investment Management Inc;Jacobs Levy Equity Management, Inc.; Parametric Portfolio Associates LLC;Delaware Investments Fund Advisers
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	10.58%
Average Annual Total Returns, 5 Years [Percent]	8.89%
Average Annual Total Returns, 10 Years [Percent]	7.77%
GuideStone Funds Value Equity Instl: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	GuideStone Funds Value Equity Instl: Class Inst
Portfolio Company Adviser [Text Block]	GuideStone Capital Management, LLC
Portfolio Company Subadviser [Text Block]	TCW Investment Management Co LLC;Parametric Portfolio Associates LLC;American Century Investment Management;Barrow Hanley Mewhinney & Strauss
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	16.12%
Average Annual Total Returns, 5 Years [Percent]	9.47%
Average Annual Total Returns, 10 Years [Percent]	8.52%
Harbor Capital Appreciation Retirement: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Harbor Capital Appreciation Retirement: Class Retirement
Portfolio Company Adviser [Text Block]	Jennison Associates LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.59%	[3]
Average Annual Total Returns, 1 Year [Percent]	30.57%
Average Annual Total Returns, 5 Years [Percent]	17.50%
Harbor Core Bond Retirement: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Harbor Core Bond Retirement: Class Retirement
Portfolio Company Adviser [Text Block]	Income Research & Management
Portfolio Company Subadviser [Text Block]	Income Research & Management
Current Expenses [Percent]	0.26%	[3]
Average Annual Total Returns, 1 Year [Percent]	1.64%
Average Annual Total Returns, 5 Years [Percent]	0.02%
Harbor Mid Cap Value Retirement: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Harbor Mid Cap Value Retirement: Class Retirement
Portfolio Company Adviser [Text Block]	LSV Asset Management
Portfolio Company Subadviser [Text Block]	LSV Asset Management
Current Expenses [Percent]	0.77%	[3]
Average Annual Total Returns, 1 Year [Percent]	12.15%
Average Annual Total Returns, 5 Years [Percent]	9.10%
Harbor Small Cap Growth Retirement: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Harbor Small Cap Growth Retirement: Class Retirement
Portfolio Company Adviser [Text Block]	Westfield Capital Management Company, L.P.
Portfolio Company Subadviser [Text Block]	Westfield Capital Management Company, L.P.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	9.46%
Average Annual Total Returns, 5 Years [Percent]	8.69%
Hartford Balanced Income R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Hartford Balanced Income R6: Class Retirement
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	6.56%
Average Annual Total Returns, 5 Years [Percent]	4.55%
Average Annual Total Returns, 10 Years [Percent]	5.88%
Hartford Climate Opportunities R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Hartford Climate Opportunities R6: Class Retirement
Portfolio Company Adviser [Text Block]	Hartford Investment Management Co
Portfolio Company Subadviser [Text Block]	Schroder Investment Management North America Ltd; Wellington Management Company LLP;Schroder Investment Management North America Inc.
Current Expenses [Percent]	0.69%	[3]
Average Annual Total Returns, 1 Year [Percent]	6.91%
Average Annual Total Returns, 5 Years [Percent]	9.67%
Hartford Core Equity R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Hartford Core Equity R6: Class Retirement
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Portfolio Company Subadviser [Text Block]	Wellington Management Company
Current Expenses [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	25.88%
Average Annual Total Returns, 5 Years [Percent]	12.95%
Hartford Dividend and Growth R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Hartford Dividend and Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Portfolio Company Subadviser [Text Block]	Wellington Management Company
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	12.53%
Average Annual Total Returns, 5 Years [Percent]	10.76%
Average Annual Total Returns, 10 Years [Percent]	10.51%
Hartford Equity Income R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Hartford Equity Income R6: Class Retirement
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Portfolio Company Subadviser [Text Block]	Wellington Management Company
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	10.14%
Average Annual Total Returns, 5 Years [Percent]	9.15%
Average Annual Total Returns, 10 Years [Percent]	9.37%
Hartford Growth Opportunities R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Hartford Growth Opportunities R6: Class Retirement
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Portfolio Company Subadviser [Text Block]	Wellington Management Company
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	42.39%
Average Annual Total Returns, 5 Years [Percent]	17.26%
Average Annual Total Returns, 10 Years [Percent]	15.34%
Hartford International Growth R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Hartford International Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.85%	[3]
Average Annual Total Returns, 1 Year [Percent]	8.33%
Average Annual Total Returns, 5 Years [Percent]	3.65%
Hartford International Opportunities R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Hartford International Opportunities R6: Class Retirement
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	8.50%
Average Annual Total Returns, 5 Years [Percent]	5.33%
Average Annual Total Returns, 10 Years [Percent]	5.48%
Hartford MidCap R3: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Hartford MidCap R3: Class Retirement
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Portfolio Company Subadviser [Text Block]	Wellington Management Company
Current Expenses [Percent]	1.46%
Average Annual Total Returns, 1 Year [Percent]	5.49%
Average Annual Total Returns, 5 Years [Percent]	4.21%
Average Annual Total Returns, 10 Years [Percent]	7.53%
Hartford MidCap R4: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Hartford MidCap R4: Class Retirement
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Portfolio Company Subadviser [Text Block]	Wellington Management Company
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	5.83%
Average Annual Total Returns, 5 Years [Percent]	4.54%
Average Annual Total Returns, 10 Years [Percent]	7.87%
Hartford MidCap R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Hartford MidCap R6: Class Retirement
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Portfolio Company Subadviser [Text Block]	Wellington Management Company
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	6.24%
Average Annual Total Returns, 5 Years [Percent]	4.95%
Average Annual Total Returns, 10 Years [Percent]	8.30%
Hartford Schroders International Stk SDR: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Hartford Schroders International Stk SDR: Class Retirement
Portfolio Company Adviser [Text Block]	Schroders Investment Mgt North America
Portfolio Company Subadviser [Text Block]	Schroder Investment Management North America Ltd; Schroder Investment Management North America Inc.
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	7.45%
Average Annual Total Returns, 5 Years [Percent]	7.35%
Average Annual Total Returns, 10 Years [Percent]	7.22%
Hartford Schroders Intl Multi-Cp Val SDR: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Hartford Schroders Intl Multi-Cp Val SDR: Class Retirement
Portfolio Company Adviser [Text Block]	Schroders Investment Mgt North America
Portfolio Company Subadviser [Text Block]	Schroder Investment Management North America Ltd; Schroder Investment Management North America Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	6.97%
Average Annual Total Returns, 5 Years [Percent]	4.41%
Average Annual Total Returns, 10 Years [Percent]	4.80%
Hartford Schroders US MidCap Opps R4: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Hartford Schroders US MidCap Opps R4: Class Retirement
Portfolio Company Adviser [Text Block]	Schroders Investment Mgt North America
Portfolio Company Subadviser [Text Block]	Schroder Investment Management North America Inc.
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	14.99%
Average Annual Total Returns, 5 Years [Percent]	9.05%
Hartford Total Return Bond R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Hartford Total Return Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Portfolio Company Subadviser [Text Block]	Wellington Management Company
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	2.51%
Average Annual Total Returns, 5 Years [Percent]	0.43%
Average Annual Total Returns, 10 Years [Percent]	1.97%
Hartford World Bond R4: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Hartford World Bond R4: Class Retirement
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Portfolio Company Subadviser [Text Block]	Wellington Management Company
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	3.65%
Average Annual Total Returns, 5 Years [Percent]	0.67%
Average Annual Total Returns, 10 Years [Percent]	1.41%
Hartford World Bond R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Hartford World Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Portfolio Company Subadviser [Text Block]	Wellington Management Company
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	4.11%
Average Annual Total Returns, 5 Years [Percent]	1.09%
Average Annual Total Returns, 10 Years [Percent]	1.82%
Impax Global Environmental Markets Inv: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Impax Global Environmental Markets Inv: Class Inv
Portfolio Company Adviser [Text Block]	Impax Asset Management Ltd
Portfolio Company Subadviser [Text Block]	Impax Asset Management Ltd
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	4.87%
Average Annual Total Returns, 5 Years [Percent]	7.71%
Average Annual Total Returns, 10 Years [Percent]	8.14%
Impax Sustainable Allocation Inv: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Impax Sustainable Allocation Inv: Class Inv
Portfolio Company Adviser [Text Block]	Impax Asset Management Ltd
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	7.50%
Average Annual Total Returns, 5 Years [Percent]	6.39%
Average Annual Total Returns, 10 Years [Percent]	6.52%
Invesco Active Allocation A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Active Allocation A: Class A
Portfolio Company Adviser [Text Block]	Invesco Ltd (OFI / OppenheimerFunds)
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	9.77%
Average Annual Total Returns, 5 Years [Percent]	5.30%
Average Annual Total Returns, 10 Years [Percent]	5.91%
Invesco Active Allocation Y: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Active Allocation Y: Class Inst
Portfolio Company Adviser [Text Block]	Invesco Ltd (OFI / OppenheimerFunds)
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	1.00%
Average Annual Total Returns, 5 Years [Percent]	5.55%
Average Annual Total Returns, 10 Years [Percent]	6.17%
Invesco American Franchise A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco American Franchise A: Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	34.73%
Average Annual Total Returns, 5 Years [Percent]	15.76%
Average Annual Total Returns, 10 Years [Percent]	14.02%
Invesco Comstock A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Comstock A: Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	15.03%
Average Annual Total Returns, 5 Years [Percent]	11.48%
Average Annual Total Returns, 10 Years [Percent]	9.47%
Invesco Comstock R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Comstock R6: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	15.47%
Average Annual Total Returns, 5 Years [Percent]	11.91%
Average Annual Total Returns, 10 Years [Percent]	9.91%
Invesco Comstock R: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Comstock R: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	14.73%
Average Annual Total Returns, 5 Years [Percent]	11.20%
Average Annual Total Returns, 10 Years [Percent]	9.20%
Invesco Comstock Select A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Comstock Select A: Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	0.92%	[7]
Average Annual Total Returns, 1 Year [Percent]	12.00%
Average Annual Total Returns, 5 Years [Percent]	10.96%
Average Annual Total Returns, 10 Years [Percent]	9.08%
Invesco Comstock Select Y: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Comstock Select Y: Class Inst
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	0.68%	[11]
Average Annual Total Returns, 1 Year [Percent]	12.30%
Average Annual Total Returns, 5 Years [Percent]	11.23%
Average Annual Total Returns, 10 Years [Percent]	9.34%
Invesco Core Bond A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Core Bond A: Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.71%	[7]
Average Annual Total Returns, 1 Year [Percent]	2.12%
Average Annual Total Returns, 5 Years [Percent]	(0.15%)
Average Annual Total Returns, 10 Years [Percent]	1.48%
Invesco Core Bond Y: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Core Bond Y: Class Inst
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.46%	[11]
Average Annual Total Returns, 1 Year [Percent]	2.37%
Average Annual Total Returns, 5 Years [Percent]	0.14%
Average Annual Total Returns, 10 Years [Percent]	1.76%
Invesco Core Plus Bond R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Core Plus Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	0.47%	[3]
Average Annual Total Returns, 1 Year [Percent]	3.55%
Average Annual Total Returns, 5 Years [Percent]	0.65%
Average Annual Total Returns, 10 Years [Percent]	2.31%
Invesco Corporate Bond R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Corporate Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	3.47%
Average Annual Total Returns, 5 Years [Percent]	1.08%
Average Annual Total Returns, 10 Years [Percent]	3.17%
Invesco Developing Markets A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Developing Markets A: Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	1.28%
Average Annual Total Returns, 1 Year [Percent]	(1.39%)
Average Annual Total Returns, 5 Years [Percent]	(2.31%)
Average Annual Total Returns, 10 Years [Percent]	1.84%
Invesco Developing Markets R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Developing Markets R6: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(0.98%)
Average Annual Total Returns, 5 Years [Percent]	(1.93%)
Average Annual Total Returns, 10 Years [Percent]	2.26%
Invesco Developing Markets Y: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Developing Markets Y: Class Inst
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(1.12%)
Average Annual Total Returns, 5 Years [Percent]	(2.07%)
Average Annual Total Returns, 10 Years [Percent]	2.09%
Invesco Discovery Mid Cap Growth A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Discovery Mid Cap Growth A: Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	24.12%
Average Annual Total Returns, 5 Years [Percent]	9.98%
Average Annual Total Returns, 10 Years [Percent]	11.21%
Invesco Discovery Mid Cap Growth R5: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Discovery Mid Cap Growth R5: Class Retirement	[10]
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc	[10]
Current Expenses [Percent]	0.74%	[10]
Average Annual Total Returns, 1 Year [Percent]	24.50%	[10]
Average Annual Total Returns, 5 Years [Percent]	10.33%	[10]
Invesco Discovery Mid Cap Growth R6: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Discovery Mid Cap Growth R6: Class Inst
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	24.55%
Average Annual Total Returns, 5 Years [Percent]	10.40%
Average Annual Total Returns, 10 Years [Percent]	11.66%
Invesco Discovery R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Discovery R6: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	22.99%
Average Annual Total Returns, 5 Years [Percent]	11.74%
Average Annual Total Returns, 10 Years [Percent]	12.40%
Invesco Diversified Dividend A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Diversified Dividend A: Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	13.13%
Average Annual Total Returns, 5 Years [Percent]	7.59%
Average Annual Total Returns, 10 Years [Percent]	7.66%
Invesco Diversified Dividend Investor: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Diversified Dividend Investor: Class Inv
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	13.26%
Average Annual Total Returns, 5 Years [Percent]	7.68%
Average Annual Total Returns, 10 Years [Percent]	7.74%
Invesco Diversified Dividend R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Diversified Dividend R6: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	13.48%
Average Annual Total Returns, 5 Years [Percent]	7.97%
Average Annual Total Returns, 10 Years [Percent]	8.07%
Invesco EQV International Equity R5: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco EQV International Equity R5: Class Retirement	[10]
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc	[10]
Current Expenses [Percent]	0.92%	[10]
Average Annual Total Returns, 1 Year [Percent]	0.59%	[10]
Average Annual Total Returns, 5 Years [Percent]	3.16%	[10]
Average Annual Total Returns, 10 Years [Percent]	4.30%	[10]
Invesco EQV International Equity R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco EQV International Equity R6: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	0.70%
Average Annual Total Returns, 5 Years [Percent]	3.24%
Average Annual Total Returns, 10 Years [Percent]	4.38%
Invesco EQV International Equity R: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco EQV International Equity R: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	1.52%
Average Annual Total Returns, 1 Year [Percent]	0.05%
Average Annual Total Returns, 5 Years [Percent]	2.56%
Average Annual Total Returns, 10 Years [Percent]	3.70%
Invesco EQV Intl Small Company R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco EQV Intl Small Company R6: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	1.09%	[3]
Average Annual Total Returns, 1 Year [Percent]	(2.12%)
Average Annual Total Returns, 5 Years [Percent]	5.67%
Average Annual Total Returns, 10 Years [Percent]	5.50%
Invesco Energy A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Energy A: Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	6.10%
Average Annual Total Returns, 5 Years [Percent]	11.47%
Average Annual Total Returns, 10 Years [Percent]	0.64%
Invesco Energy Inv: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Energy Inv: Class Inv
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	6.10%
Average Annual Total Returns, 5 Years [Percent]	11.47%
Average Annual Total Returns, 10 Years [Percent]	0.65%
Invesco Equally-Wtd S&P 500 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Equally-Wtd S&P 500 R6: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Portfolio Company Subadviser [Text Block]	Invesco Capital Management LLC
Current Expenses [Percent]	0.18%
Average Annual Total Returns, 1 Year [Percent]	12.82%
Average Annual Total Returns, 5 Years [Percent]	10.58%
Average Annual Total Returns, 10 Years [Percent]	10.08%
Invesco Floating Rate ESG A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Floating Rate ESG A: Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Portfolio Company Subadviser [Text Block]	Invesco Senior Secured Management Inc
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	7.58%
Average Annual Total Returns, 5 Years [Percent]	4.79%
Average Annual Total Returns, 10 Years [Percent]	4.26%
Invesco Floating Rate ESG R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Floating Rate ESG R6: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Portfolio Company Subadviser [Text Block]	Invesco Senior Secured Management Inc
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	7.93%
Average Annual Total Returns, 5 Years [Percent]	5.10%
Average Annual Total Returns, 10 Years [Percent]	4.58%
Invesco Floating Rate ESG Y: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Floating Rate ESG Y: Class Inst
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Portfolio Company Subadviser [Text Block]	Invesco Senior Secured Management Inc
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	7.85%
Average Annual Total Returns, 5 Years [Percent]	5.04%
Average Annual Total Returns, 10 Years [Percent]	4.51%
Invesco Global A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Global A: Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	16.28%
Average Annual Total Returns, 5 Years [Percent]	9.26%
Average Annual Total Returns, 10 Years [Percent]	9.64%
Invesco Global Opportunities A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Global Opportunities A: Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(7.47%)
Average Annual Total Returns, 5 Years [Percent]	(2.40%)
Average Annual Total Returns, 10 Years [Percent]	5.96%
Invesco Global Opportunities R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Global Opportunities R6: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(7.11%)
Average Annual Total Returns, 5 Years [Percent]	(2.03%)
Average Annual Total Returns, 10 Years [Percent]	6.38%
Invesco Global Opportunities Y: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Global Opportunities Y: Class Inst
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(7.24%)
Average Annual Total Returns, 5 Years [Percent]	(2.17%)
Average Annual Total Returns, 10 Years [Percent]	6.21%
Invesco Global R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Global R6: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	16.67%
Average Annual Total Returns, 5 Years [Percent]	9.65%
Average Annual Total Returns, 10 Years [Percent]	10.06%
Invesco Global Strategic Income A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Global Strategic Income A: Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	3.28%
Average Annual Total Returns, 5 Years [Percent]	(0.18%)
Average Annual Total Returns, 10 Years [Percent]	1.43%
Invesco Global Strategic Income Y: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Global Strategic Income Y: Class Inst
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	3.86%
Average Annual Total Returns, 5 Years [Percent]	0.07%
Average Annual Total Returns, 10 Years [Percent]	1.67%
Invesco Global Y: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Global Y: Class Inst
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	16.56%
Average Annual Total Returns, 5 Years [Percent]	9.51%
Average Annual Total Returns, 10 Years [Percent]	9.90%
Invesco Gold & Special Minerals A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Gold & Special Minerals A: Class A
Portfolio Company Adviser [Text Block]	Invesco Ltd (OFI / OppenheimerFunds)
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	13.06%
Average Annual Total Returns, 5 Years [Percent]	5.74%
Average Annual Total Returns, 10 Years [Percent]	8.45%
Invesco Gold & Special Minerals R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Gold & Special Minerals R6: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Ltd (OFI / OppenheimerFunds)
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	13.47%
Average Annual Total Returns, 5 Years [Percent]	6.16%
Average Annual Total Returns, 10 Years [Percent]	8.90%
Invesco Gold & Special Minerals Y: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Gold & Special Minerals Y: Class Inst
Portfolio Company Adviser [Text Block]	Invesco Ltd (OFI / OppenheimerFunds)
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	13.30%
Average Annual Total Returns, 5 Years [Percent]	5.99%
Average Annual Total Returns, 10 Years [Percent]	8.71%
Invesco Health Care A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Health Care A: Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	3.97%
Average Annual Total Returns, 5 Years [Percent]	3.53%
Average Annual Total Returns, 10 Years [Percent]	5.17%
Invesco Health Care Invstor: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Health Care Invstor: Class Inv
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	3.97%
Average Annual Total Returns, 5 Years [Percent]	3.53%
Average Annual Total Returns, 10 Years [Percent]	5.17%
Invesco Income Advantage Intl A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Income Advantage Intl A: Class A	[8]
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc	[8]
Current Expenses [Percent]	1.29%	[7],[8]
Average Annual Total Returns, 1 Year [Percent]	6.80%	[8]
Average Annual Total Returns, 5 Years [Percent]	2.93%	[8]
Average Annual Total Returns, 10 Years [Percent]	3.06%	[8]
Invesco Income Advantage Intl R5: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Income Advantage Intl R5: Class Retirement	[10]
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc	[10]
Current Expenses [Percent]	1.04%	[10],[11]
Average Annual Total Returns, 1 Year [Percent]	7.09%	[10]
Average Annual Total Returns, 5 Years [Percent]	3.24%	[10]
Average Annual Total Returns, 10 Years [Percent]	3.41%	[10]
Invesco International Bond A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco International Bond A: Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	1.04%	[7]
Average Annual Total Returns, 1 Year [Percent]	1.93%
Average Annual Total Returns, 5 Years [Percent]	(1.38%)
Average Annual Total Returns, 10 Years [Percent]	0.85%
Invesco International Bond R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco International Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	2.23%
Average Annual Total Returns, 5 Years [Percent]	(1.08%)
Average Annual Total Returns, 10 Years [Percent]	1.23%
Invesco International Bond Y: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco International Bond Y: Class Inst
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	0.79%	[11]
Average Annual Total Returns, 1 Year [Percent]	2.42%
Average Annual Total Returns, 5 Years [Percent]	(1.13%)
Average Annual Total Returns, 10 Years [Percent]	1.12%
Invesco International Small-Mid Com A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco International Small-Mid Com A: Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	1.37%
Average Annual Total Returns, 1 Year [Percent]	(6.45%)
Average Annual Total Returns, 5 Years [Percent]	0.53%
Average Annual Total Returns, 10 Years [Percent]	6.23%
Invesco International Small-Mid Com R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco International Small-Mid Com R6: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(6.11%)
Average Annual Total Returns, 5 Years [Percent]	0.90%
Average Annual Total Returns, 10 Years [Percent]	6.65%
Invesco International Small-Mid Com R: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco International Small-Mid Com R: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	1.63%
Average Annual Total Returns, 1 Year [Percent]	(6.73%)
Average Annual Total Returns, 5 Years [Percent]	0.27%
Average Annual Total Returns, 10 Years [Percent]	5.95%
Invesco International Small-Mid Com Y: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco International Small-Mid Com Y: Class Inst
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(6.24%)
Average Annual Total Returns, 5 Years [Percent]	0.77%
Average Annual Total Returns, 10 Years [Percent]	6.48%
Invesco Main Street All Cap A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Main Street All Cap A: Class A
Portfolio Company Adviser [Text Block]	Invesco Ltd (OFI / OppenheimerFunds)
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	27.39%
Average Annual Total Returns, 5 Years [Percent]	14.32%
Average Annual Total Returns, 10 Years [Percent]	11.32%
Invesco Main Street All Cap Y: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Main Street All Cap Y: Class Inst
Portfolio Company Adviser [Text Block]	Invesco Ltd (OFI / OppenheimerFunds)
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	27.69%
Average Annual Total Returns, 5 Years [Percent]	14.59%
Average Annual Total Returns, 10 Years [Percent]	11.59%
Invesco Main Street Mid Cap A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Main Street Mid Cap A: Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	17.07%
Average Annual Total Returns, 5 Years [Percent]	9.04%
Average Annual Total Returns, 10 Years [Percent]	7.99%
Invesco Main Street Mid Cap Y: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Main Street Mid Cap Y: Class Inst
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	17.32%
Average Annual Total Returns, 5 Years [Percent]	9.31%
Average Annual Total Returns, 10 Years [Percent]	8.26%
Invesco Oppenheimer International Gr A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Oppenheimer International Gr A: Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(1.74%)
Average Annual Total Returns, 5 Years [Percent]	3.06%
Average Annual Total Returns, 10 Years [Percent]	4.38%
Invesco Oppenheimer International Gr R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Oppenheimer International Gr R6: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(1.41%)
Average Annual Total Returns, 5 Years [Percent]	3.45%
Average Annual Total Returns, 10 Years [Percent]	4.80%
Invesco Oppenheimer International Gr Y: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Oppenheimer International Gr Y: Class Inst
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(1.50%)
Average Annual Total Returns, 5 Years [Percent]	3.31%
Average Annual Total Returns, 10 Years [Percent]	4.64%
Invesco Senior Floating Rate A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Senior Floating Rate A: Class A
Portfolio Company Adviser [Text Block]	Invesco Ltd (OFI / OppenheimerFunds)
Portfolio Company Subadviser [Text Block]	Invesco Senior Secured Management Inc
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	8.48%
Average Annual Total Returns, 5 Years [Percent]	4.56%
Average Annual Total Returns, 10 Years [Percent]	3.80%
Invesco Senior Floating Rate R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Senior Floating Rate R6: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Ltd (OFI / OppenheimerFunds)
Portfolio Company Subadviser [Text Block]	Invesco Senior Secured Management Inc
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	8.84%
Average Annual Total Returns, 5 Years [Percent]	4.94%
Average Annual Total Returns, 10 Years [Percent]	4.16%
Invesco Senior Floating Rate Y: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Senior Floating Rate Y: Class Inst
Portfolio Company Adviser [Text Block]	Invesco Ltd (OFI / OppenheimerFunds)
Portfolio Company Subadviser [Text Block]	Invesco Senior Secured Management Inc
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	8.75%
Average Annual Total Returns, 5 Years [Percent]	4.84%
Average Annual Total Returns, 10 Years [Percent]	4.07%
Invesco Small Cap Growth A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Small Cap Growth A: Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	16.19%
Average Annual Total Returns, 5 Years [Percent]	7.27%
Average Annual Total Returns, 10 Years [Percent]	8.17%
Invesco Small Cap Growth R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Small Cap Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	16.66%
Average Annual Total Returns, 5 Years [Percent]	7.73%
Average Annual Total Returns, 10 Years [Percent]	8.65%
Invesco Small Cap Growth R: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Small Cap Growth R: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	1.42%
Average Annual Total Returns, 1 Year [Percent]	15.88%
Average Annual Total Returns, 5 Years [Percent]	7.00%
Average Annual Total Returns, 10 Years [Percent]	7.89%
Invesco Small Cap Value R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Small Cap Value R6: Class Retirement	[6]
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc	[6]
Current Expenses [Percent]	0.72%	[6]
Average Annual Total Returns, 1 Year [Percent]	25.00%	[6]
Average Annual Total Returns, 5 Years [Percent]	19.77%	[6]
Invesco SteelPath MLP Income R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco SteelPath MLP Income R6: Class Retirement
Portfolio Company Adviser [Text Block]	OFI SteelPath, Inc.
Current Expenses [Percent]	6.24%
Average Annual Total Returns, 1 Year [Percent]	25.41%
Average Annual Total Returns, 5 Years [Percent]	16.61%
Average Annual Total Returns, 10 Years [Percent]	5.52%
Invesco Technology A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Technology A: Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	34.10%
Average Annual Total Returns, 5 Years [Percent]	14.55%
Average Annual Total Returns, 10 Years [Percent]	14.17%
Invesco Technology Investor: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Technology Investor: Class Inv
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	34.25%
Average Annual Total Returns, 5 Years [Percent]	14.67%
Average Annual Total Returns, 10 Years [Percent]	14.28%
Invesco Value Opportunities A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Value Opportunities A: Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	30.10%
Average Annual Total Returns, 5 Years [Percent]	16.77%
Average Annual Total Returns, 10 Years [Percent]	10.86%
Invesco Value Opportunities R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Value Opportunities R6: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	30.56%
Average Annual Total Returns, 5 Years [Percent]	17.22%
Invesco Value Opportunities R: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Value Opportunities R: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	1.32%
Average Annual Total Returns, 1 Year [Percent]	29.73%
Average Annual Total Returns, 5 Years [Percent]	16.48%
Average Annual Total Returns, 10 Years [Percent]	10.58%
Invesco Value Opportunities Y: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Value Opportunities Y: Class Inst
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	30.45%
Average Annual Total Returns, 5 Years [Percent]	17.06%
Average Annual Total Returns, 10 Years [Percent]	11.13%
JH Adaptive Risk Mgd U.S. Eq S: Class S [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JH Adaptive Risk Mgd U.S. Eq S: Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	23.25%
Average Annual Total Returns, 5 Years [Percent]	10.17%
Average Annual Total Returns, 10 Years [Percent]	9.84%
JHancock 2010 Lifetime Blend Ptf R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JHancock 2010 Lifetime Blend Ptf R6: Class Retirement
Portfolio Company Adviser [Text Block]	John Hancock Investment Management LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.37%	[3]
Average Annual Total Returns, 1 Year [Percent]	6.30%
Average Annual Total Returns, 5 Years [Percent]	3.85%
Average Annual Total Returns, 10 Years [Percent]	4.68%
JHancock 2015 Lifetime Blend Ptf R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JHancock 2015 Lifetime Blend Ptf R6: Class Retirement
Portfolio Company Adviser [Text Block]	John Hancock Investment Management LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.37%	[3]
Average Annual Total Returns, 1 Year [Percent]	6.80%
Average Annual Total Returns, 5 Years [Percent]	4.16%
Average Annual Total Returns, 10 Years [Percent]	5.03%
JHancock 2020 Lifetime Blend Ptf R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JHancock 2020 Lifetime Blend Ptf R6: Class Retirement
Portfolio Company Adviser [Text Block]	John Hancock Investment Management LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.35%	[3]
Average Annual Total Returns, 1 Year [Percent]	7.25%
Average Annual Total Returns, 5 Years [Percent]	4.54%
Average Annual Total Returns, 10 Years [Percent]	5.48%
JHancock 2025 Lifetime Blend Ptf R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JHancock 2025 Lifetime Blend Ptf R6: Class Retirement
Portfolio Company Adviser [Text Block]	John Hancock Investment Management LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.35%	[3]
Average Annual Total Returns, 1 Year [Percent]	8.10%
Average Annual Total Returns, 5 Years [Percent]	5.36%
Average Annual Total Returns, 10 Years [Percent]	6.18%
JHancock 2030 Lifetime Blend Ptf R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JHancock 2030 Lifetime Blend Ptf R6: Class Retirement
Portfolio Company Adviser [Text Block]	John Hancock Investment Management LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.32%	[3]
Average Annual Total Returns, 1 Year [Percent]	9.73%
Average Annual Total Returns, 5 Years [Percent]	6.28%
Average Annual Total Returns, 10 Years [Percent]	6.92%
JHancock 2035 Lifetime Blend Ptf R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JHancock 2035 Lifetime Blend Ptf R6: Class Retirement
Portfolio Company Adviser [Text Block]	John Hancock Investment Management LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.32%	[3]
Average Annual Total Returns, 1 Year [Percent]	11.24%
Average Annual Total Returns, 5 Years [Percent]	7.20%
Average Annual Total Returns, 10 Years [Percent]	7.59%
JHancock 2040 Lifetime Blend Ptf R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JHancock 2040 Lifetime Blend Ptf R6: Class Retirement
Portfolio Company Adviser [Text Block]	John Hancock Investment Management LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.32%	[3]
Average Annual Total Returns, 1 Year [Percent]	13.02%
Average Annual Total Returns, 5 Years [Percent]	8.14%
Average Annual Total Returns, 10 Years [Percent]	8.23%
JHancock 2045 Lifetime Blend Ptf R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JHancock 2045 Lifetime Blend Ptf R6: Class Retirement
Portfolio Company Adviser [Text Block]	John Hancock Investment Management LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.32%	[3]
Average Annual Total Returns, 1 Year [Percent]	14.51%
Average Annual Total Returns, 5 Years [Percent]	8.82%
Average Annual Total Returns, 10 Years [Percent]	8.58%
JHancock 2050 Lifetime Blend Ptf R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JHancock 2050 Lifetime Blend Ptf R6: Class Retirement
Portfolio Company Adviser [Text Block]	John Hancock Investment Management LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.32%	[3]
Average Annual Total Returns, 1 Year [Percent]	15.43%
Average Annual Total Returns, 5 Years [Percent]	9.06%
Average Annual Total Returns, 10 Years [Percent]	8.72%
JHancock 2055 Lifetime Blend Pft R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JHancock 2055 Lifetime Blend Pft R6: Class Retirement
Portfolio Company Adviser [Text Block]	John Hancock Investment Management LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.32%	[3]
Average Annual Total Returns, 1 Year [Percent]	15.42%
Average Annual Total Returns, 5 Years [Percent]	9.06%
Average Annual Total Returns, 10 Years [Percent]	8.72%
JHancock 2060 Lifetime Blend Pft R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JHancock 2060 Lifetime Blend Pft R6: Class Retirement
Portfolio Company Adviser [Text Block]	John Hancock Investment Management LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.31%	[3]
Average Annual Total Returns, 1 Year [Percent]	15.39%
Average Annual Total Returns, 5 Years [Percent]	9.05%
JHancock Balanced R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JHancock Balanced R6: Class Retirement
Portfolio Company Adviser [Text Block]	John Hancock Investment Management
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.62%	[3]
Average Annual Total Returns, 1 Year [Percent]	13.73%
Average Annual Total Returns, 5 Years [Percent]	8.86%
Average Annual Total Returns, 10 Years [Percent]	8.07%
JHancock Bond R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JHancock Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	John Hancock Investment Management
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.36%	[3]
Average Annual Total Returns, 1 Year [Percent]	2.47%
Average Annual Total Returns, 5 Years [Percent]	0.43%
Average Annual Total Returns, 10 Years [Percent]	2.18%
JHancock Disciplined Value Mid Cap R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JHancock Disciplined Value Mid Cap R6: Class Retirement
Portfolio Company Adviser [Text Block]	Boston Partners Global Investors, Inc
Portfolio Company Subadviser [Text Block]	Boston Partners Global Investors, Inc
Current Expenses [Percent]	0.75%	[3]
Average Annual Total Returns, 1 Year [Percent]	10.43%
Average Annual Total Returns, 5 Years [Percent]	10.07%
Average Annual Total Returns, 10 Years [Percent]	9.38%
JHancock ESG Core Bond R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JHancock ESG Core Bond R6: Class Retirement	[6]
Portfolio Company Adviser [Text Block]	Breckinridge Capital Advisors, Inc.	[6]
Portfolio Company Subadviser [Text Block]	Breckinridge Capital Advisors, Inc.	[6]
Current Expenses [Percent]	0.45%	[3],[6]
Average Annual Total Returns, 1 Year [Percent]	3.06%	[6]
Average Annual Total Returns, 5 Years [Percent]	0.77%	[6]
JHancock ESG International Equity R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JHancock ESG International Equity R6: Class Retirement	[6]
Portfolio Company Adviser [Text Block]	Boston Common Asset Management	[6]
Portfolio Company Subadviser [Text Block]	Boston Common Asset Management, LLC	[6]
Current Expenses [Percent]	0.87%	[3],[6]
Average Annual Total Returns, 1 Year [Percent]	4.67%	[6]
Average Annual Total Returns, 5 Years [Percent]	3.39%	[6]
JHancock ESG Large Cap Core R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JHancock ESG Large Cap Core R6: Class Retirement
Portfolio Company Adviser [Text Block]	Trillium Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Trillium Asset Management LLC
Current Expenses [Percent]	0.76%	[3]
Average Annual Total Returns, 1 Year [Percent]	17.15%
Average Annual Total Returns, 5 Years [Percent]	12.12%
JHancock Fundamental Large Cap Core R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JHancock Fundamental Large Cap Core R6: Class Retirement
Portfolio Company Adviser [Text Block]	John Hancock Investment Management
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.66%	[3]
Average Annual Total Returns, 1 Year [Percent]	21.39%
Average Annual Total Returns, 5 Years [Percent]	13.78%
Average Annual Total Returns, 10 Years [Percent]	12.20%
JHancock International Growth R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JHancock International Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.90%	[3]
Average Annual Total Returns, 1 Year [Percent]	10.82%
Average Annual Total Returns, 5 Years [Percent]	4.38%
JHancock Investment Grade Bond R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JHancock Investment Grade Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	John Hancock Investment Management
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.38%	[3]
Average Annual Total Returns, 1 Year [Percent]	1.96%
Average Annual Total Returns, 5 Years [Percent]	0.02%
JHancock Multimanager Lifestyle Agrsv R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JHancock Multimanager Lifestyle Agrsv R6: Class Retirement
Portfolio Company Adviser [Text Block]	John Hancock Investment Management
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	13.87%
Average Annual Total Returns, 5 Years [Percent]	8.78%
Average Annual Total Returns, 10 Years [Percent]	8.47%
JHancock Multimanager Lifestyle Bal R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JHancock Multimanager Lifestyle Bal R6: Class Retirement
Portfolio Company Adviser [Text Block]	Manulife Investment Management (US) LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	9.74%
Average Annual Total Returns, 5 Years [Percent]	6.20%
Average Annual Total Returns, 10 Years [Percent]	6.28%
JHancock Multimanager Lifestyle Cnsrv R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JHancock Multimanager Lifestyle Cnsrv R6: Class Retirement
Portfolio Company Adviser [Text Block]	Manulife Investment Management (US) LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	6.08%
Average Annual Total Returns, 5 Years [Percent]	3.10%
Average Annual Total Returns, 10 Years [Percent]	3.55%
JHancock Multimanager Lifestyle Gr R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JHancock Multimanager Lifestyle Gr R6: Class Retirement
Portfolio Company Adviser [Text Block]	Manulife Investment Management (US) LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	12.01%
Average Annual Total Returns, 5 Years [Percent]	7.70%
Average Annual Total Returns, 10 Years [Percent]	7.47%
JHancock Multimanager Lifestyle Mod R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JHancock Multimanager Lifestyle Mod R6: Class Retirement
Portfolio Company Adviser [Text Block]	Manulife Investment Management (US) LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	7.69%
Average Annual Total Returns, 5 Years [Percent]	4.66%
Average Annual Total Returns, 10 Years [Percent]	4.95%
JHancock U.S. Global Leaders Growth R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JHancock U.S. Global Leaders Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Sustainable Growth Advisers, LP
Portfolio Company Subadviser [Text Block]	Sustainable Growth Advisers, LP
Current Expenses [Percent]	0.77%	[3]
Average Annual Total Returns, 1 Year [Percent]	18.53%
Average Annual Total Returns, 5 Years [Percent]	11.97%
Average Annual Total Returns, 10 Years [Percent]	12.91%
JPMorgan Core Bond R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JPMorgan Core Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	JPMorgan Asset Management Inc
Current Expenses [Percent]	0.34%	[3]
Average Annual Total Returns, 1 Year [Percent]	2.25%
Average Annual Total Returns, 5 Years [Percent]	0.38%
Average Annual Total Returns, 10 Years [Percent]	1.79%
JPMorgan Core Plus Bond R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JPMorgan Core Plus Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	JPMorgan Asset Management Inc
Current Expenses [Percent]	0.38%	[3]
Average Annual Total Returns, 1 Year [Percent]	3.00%
Average Annual Total Returns, 5 Years [Percent]	0.59%
Average Annual Total Returns, 10 Years [Percent]	2.04%
JPMorgan Emerging Markets Equity R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JPMorgan Emerging Markets Equity R6: Class Retirement	[6]
Portfolio Company Adviser [Text Block]	JPMorgan Asset Management Inc	[6]
Current Expenses [Percent]	0.79%	[3],[6]
Average Annual Total Returns, 1 Year [Percent]	3.60%	[6]
Average Annual Total Returns, 5 Years [Percent]	0.09%	[6]
Average Annual Total Returns, 10 Years [Percent]	4.32%	[6]
JPMorgan Equity Income R4: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JPMorgan Equity Income R4: Class Retirement
Portfolio Company Adviser [Text Block]	JPMorgan Asset Management Inc
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	12.52%
Average Annual Total Returns, 5 Years [Percent]	8.44%
JPMorgan Equity Income R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JPMorgan Equity Income R6: Class Retirement
Portfolio Company Adviser [Text Block]	JPMorgan Asset Management Inc
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	12.80%
Average Annual Total Returns, 5 Years [Percent]	8.71%
Average Annual Total Returns, 10 Years [Percent]	9.37%
JPMorgan Global Allocation R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JPMorgan Global Allocation R6: Class Retirement
Portfolio Company Adviser [Text Block]	JPMorgan Chase Bank, N.A.
Current Expenses [Percent]	0.65%	[3]
Average Annual Total Returns, 1 Year [Percent]	8.56%
Average Annual Total Returns, 5 Years [Percent]	4.86%
JPMorgan Global Bond Opportunities R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JPMorgan Global Bond Opportunities R6: Class Retirement
Portfolio Company Adviser [Text Block]	JPMorgan Asset Management Inc
Current Expenses [Percent]	0.50%	[3]
Average Annual Total Returns, 1 Year [Percent]	3.68%
Average Annual Total Returns, 5 Years [Percent]	2.73%
Average Annual Total Returns, 10 Years [Percent]	3.67%
JPMorgan Government Bond R4: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JPMorgan Government Bond R4: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.55%	[11]
Average Annual Total Returns, 1 Year [Percent]	1.27%
Average Annual Total Returns, 5 Years [Percent]	(0.61%)
JPMorgan Government Bond R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JPMorgan Government Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.30%	[3]
Average Annual Total Returns, 1 Year [Percent]	1.53%
Average Annual Total Returns, 5 Years [Percent]	(0.36%)
JPMorgan Income Builder R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JPMorgan Income Builder R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.52%	[3]
Average Annual Total Returns, 1 Year [Percent]	7.45%
Average Annual Total Returns, 5 Years [Percent]	3.58%
JPMorgan Income R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JPMorgan Income R6: Class Retirement
Portfolio Company Adviser [Text Block]	JPMorgan Asset Management (AUS) Ltd
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	7.72%
Average Annual Total Returns, 5 Years [Percent]	2.46%
Average Annual Total Returns, 10 Years [Percent]	3.86%
JPMorgan Large Cap Growth R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JPMorgan Large Cap Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	JPMorgan Asset Management Inc
Current Expenses [Percent]	0.44%	[3]
Average Annual Total Returns, 1 Year [Percent]	34.17%
Average Annual Total Returns, 5 Years [Percent]	20.27%
Average Annual Total Returns, 10 Years [Percent]	17.87%
JPMorgan Large Cap Value R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JPMorgan Large Cap Value R6: Class Retirement
Portfolio Company Adviser [Text Block]	JPMorgan Asset Management Inc
Current Expenses [Percent]	0.44%	[3]
Average Annual Total Returns, 1 Year [Percent]	15.94%
Average Annual Total Returns, 5 Years [Percent]	12.22%
Average Annual Total Returns, 10 Years [Percent]	10.62%
JPMorgan Mid Cap Growth R4: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JPMorgan Mid Cap Growth R4: Class Retirement
Portfolio Company Adviser [Text Block]	JPMorgan Asset Management Inc
Current Expenses [Percent]	0.90%	[11]
Average Annual Total Returns, 1 Year [Percent]	14.25%
Average Annual Total Returns, 5 Years [Percent]	10.94%
JPMorgan Mid Cap Growth R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JPMorgan Mid Cap Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	JPMorgan Asset Management Inc
Current Expenses [Percent]	0.65%	[3]
Average Annual Total Returns, 1 Year [Percent]	14.56%
Average Annual Total Returns, 5 Years [Percent]	11.21%
Average Annual Total Returns, 10 Years [Percent]	11.74%
JPMorgan Mid Cap Value R4: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JPMorgan Mid Cap Value R4: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.85%	[11]
Average Annual Total Returns, 1 Year [Percent]	14.08%
Average Annual Total Returns, 5 Years [Percent]	8.62%
JPMorgan Mid Cap Value R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JPMorgan Mid Cap Value R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.60%	[3]
Average Annual Total Returns, 1 Year [Percent]	14.41%
Average Annual Total Returns, 5 Years [Percent]	8.90%
JPMorgan Small Cap Equity I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JPMorgan Small Cap Equity I: Class Inst
Portfolio Company Adviser [Text Block]	JPMorgan Asset Management Inc
Current Expenses [Percent]	0.99%	[3]
Average Annual Total Returns, 1 Year [Percent]	10.01%
Average Annual Total Returns, 5 Years [Percent]	7.27%
Average Annual Total Returns, 10 Years [Percent]	8.72%
JPMorgan Small Cap Growth R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JPMorgan Small Cap Growth R6: Class Retirement	[6]
Portfolio Company Adviser [Text Block]	JPMorgan Asset Management Inc	[6]
Current Expenses [Percent]	0.74%	[3],[6]
Average Annual Total Returns, 1 Year [Percent]	13.04%	[6]
Average Annual Total Returns, 5 Years [Percent]	5.82%	[6]
Average Annual Total Returns, 10 Years [Percent]	10.20%	[6]
JPMorgan Small Cap Value R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JPMorgan Small Cap Value R6: Class Retirement
Portfolio Company Adviser [Text Block]	JPMorgan Asset Management Inc
Current Expenses [Percent]	0.74%	[3]
Average Annual Total Returns, 1 Year [Percent]	9.22%
Average Annual Total Returns, 5 Years [Percent]	8.71%
Average Annual Total Returns, 10 Years [Percent]	6.92%
JPMorgan SmartRetirement® 2020 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2020 R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.34%	[3]
Average Annual Total Returns, 1 Year [Percent]	8.18%
Average Annual Total Returns, 5 Years [Percent]	4.11%
Average Annual Total Returns, 10 Years [Percent]	4.89%
JPMorgan SmartRetirement® 2025 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2025 R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.35%	[3]
Average Annual Total Returns, 1 Year [Percent]	8.72%
Average Annual Total Returns, 5 Years [Percent]	4.89%
Average Annual Total Returns, 10 Years [Percent]	5.61%
JPMorgan SmartRetirement® 2030 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2030 R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.35%	[3]
Average Annual Total Returns, 1 Year [Percent]	10.20%
Average Annual Total Returns, 5 Years [Percent]	5.87%
Average Annual Total Returns, 10 Years [Percent]	6.38%
JPMorgan SmartRetirement® 2035 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2035 R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.40%	[3]
Average Annual Total Returns, 1 Year [Percent]	12.08%
Average Annual Total Returns, 5 Years [Percent]	7.34%
Average Annual Total Returns, 10 Years [Percent]	7.28%
JPMorgan SmartRetirement® 2040 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2040 R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.40%	[3]
Average Annual Total Returns, 1 Year [Percent]	13.24%
Average Annual Total Returns, 5 Years [Percent]	8.17%
Average Annual Total Returns, 10 Years [Percent]	7.90%
JPMorgan SmartRetirement® 2045 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2045 R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.40%	[3]
Average Annual Total Returns, 1 Year [Percent]	14.19%
Average Annual Total Returns, 5 Years [Percent]	8.84%
Average Annual Total Returns, 10 Years [Percent]	8.28%
JPMorgan SmartRetirement® 2050 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2050 R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.41%	[3]
Average Annual Total Returns, 1 Year [Percent]	14.74%
Average Annual Total Returns, 5 Years [Percent]	8.96%
Average Annual Total Returns, 10 Years [Percent]	8.35%
JPMorgan SmartRetirement® 2055 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2055 R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.41%	[3]
Average Annual Total Returns, 1 Year [Percent]	14.69%
Average Annual Total Returns, 5 Years [Percent]	8.97%
Average Annual Total Returns, 10 Years [Percent]	8.36%
JPMorgan SmartRetirement® 2060 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2060 R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.41%	[3]
Average Annual Total Returns, 1 Year [Percent]	14.76%
Average Annual Total Returns, 5 Years [Percent]	8.96%
JPMorgan SmartRetirement® 2065 Class R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2065 Class R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.42%	[3]
Average Annual Total Returns, 1 Year [Percent]	14.64%
JPMorgan SmartRetirement® Blend 2020 R4: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Blend 2020 R4: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.42%	[11]
Average Annual Total Returns, 1 Year [Percent]	8.12%
Average Annual Total Returns, 5 Years [Percent]	3.93%
JPMorgan SmartRetirement® Blend 2020 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Blend 2020 R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.17%	[3]
Average Annual Total Returns, 1 Year [Percent]	8.44%
Average Annual Total Returns, 5 Years [Percent]	4.19%
Average Annual Total Returns, 10 Years [Percent]	5.00%
JPMorgan SmartRetirement® Blend 2025 R4: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Blend 2025 R4: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.42%	[11]
Average Annual Total Returns, 1 Year [Percent]	8.73%
Average Annual Total Returns, 5 Years [Percent]	4.67%
JPMorgan SmartRetirement® Blend 2025 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Blend 2025 R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.17%	[3]
Average Annual Total Returns, 1 Year [Percent]	9.00%
Average Annual Total Returns, 5 Years [Percent]	4.92%
Average Annual Total Returns, 10 Years [Percent]	5.73%
JPMorgan SmartRetirement® Blend 2030 R4: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Blend 2030 R4: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.42%	[11]
Average Annual Total Returns, 1 Year [Percent]	10.16%
Average Annual Total Returns, 5 Years [Percent]	5.67%
JPMorgan SmartRetirement® Blend 2030 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Blend 2030 R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.17%	[3]
Average Annual Total Returns, 1 Year [Percent]	10.47%
Average Annual Total Returns, 5 Years [Percent]	5.94%
Average Annual Total Returns, 10 Years [Percent]	6.55%
JPMorgan SmartRetirement® Blend 2035 R4: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Blend 2035 R4: Class Retirement
Portfolio Company Adviser [Text Block]	.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.42%	[11]
Average Annual Total Returns, 1 Year [Percent]	11.75%
Average Annual Total Returns, 5 Years [Percent]	6.75%
JPMorgan SmartRetirement® Blend 2035 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Blend 2035 R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.17%	[3]
Average Annual Total Returns, 1 Year [Percent]	12.05%
Average Annual Total Returns, 5 Years [Percent]	7.02%
Average Annual Total Returns, 10 Years [Percent]	7.33%
JPMorgan SmartRetirement® Blend 2040 R4: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Blend 2040 R4: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.42%	[11]
Average Annual Total Returns, 1 Year [Percent]	13.00%
Average Annual Total Returns, 5 Years [Percent]	7.53%
JPMorgan SmartRetirement® Blend 2040 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Blend 2040 R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.17%	[3]
Average Annual Total Returns, 1 Year [Percent]	13.25%
Average Annual Total Returns, 5 Years [Percent]	7.80%
Average Annual Total Returns, 10 Years [Percent]	7.94%
JPMorgan SmartRetirement® Blend 2045 R4: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Blend 2045 R4: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.42%	[11]
Average Annual Total Returns, 1 Year [Percent]	13.92%
Average Annual Total Returns, 5 Years [Percent]	8.15%
JPMorgan SmartRetirement® Blend 2045 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Blend 2045 R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.17%	[3]
Average Annual Total Returns, 1 Year [Percent]	14.18%
Average Annual Total Returns, 5 Years [Percent]	8.42%
Average Annual Total Returns, 10 Years [Percent]	8.30%
JPMorgan SmartRetirement® Blend 2050 R4: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Blend 2050 R4: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.42%	[11]
Average Annual Total Returns, 1 Year [Percent]	14.43%
Average Annual Total Returns, 5 Years [Percent]	8.33%
JPMorgan SmartRetirement® Blend 2050 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Blend 2050 R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.17%	[3]
Average Annual Total Returns, 1 Year [Percent]	14.69%
Average Annual Total Returns, 5 Years [Percent]	8.60%
Average Annual Total Returns, 10 Years [Percent]	8.39%
JPMorgan SmartRetirement® Blend 2055 R4: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Blend 2055 R4: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.42%	[11]
Average Annual Total Returns, 1 Year [Percent]	14.41%
Average Annual Total Returns, 5 Years [Percent]	8.33%
JPMorgan SmartRetirement® Blend 2055 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Blend 2055 R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.17%	[3]
Average Annual Total Returns, 1 Year [Percent]	14.72%
Average Annual Total Returns, 5 Years [Percent]	8.60%
Average Annual Total Returns, 10 Years [Percent]	8.39%
JPMorgan SmartRetirement® Blend 2060 R4: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Blend 2060 R4: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.42%	[11]
Average Annual Total Returns, 1 Year [Percent]	14.40%
Average Annual Total Returns, 5 Years [Percent]	8.32%
JPMorgan SmartRetirement® Blend 2060 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Blend 2060 R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.17%	[3]
Average Annual Total Returns, 1 Year [Percent]	14.69%
Average Annual Total Returns, 5 Years [Percent]	8.58%
JPMorgan SmartRetirement® Blend 2065 R4: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Blend 2065 R4: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.42%	[11]
Average Annual Total Returns, 1 Year [Percent]	14.34%
JPMorgan SmartRetirement® Blend 2065 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Blend 2065 R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.17%	[3]
Average Annual Total Returns, 1 Year [Percent]	14.55%
JPMorgan SmartRetirement® Blend Inc R4: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Blend Inc R4: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.42%	[11]
Average Annual Total Returns, 1 Year [Percent]	8.19%
Average Annual Total Returns, 5 Years [Percent]	3.79%
JPMorgan SmartRetirement® Blend Inc R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Blend Inc R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.17%	[3]
Average Annual Total Returns, 1 Year [Percent]	8.45%
Average Annual Total Returns, 5 Years [Percent]	4.05%
Average Annual Total Returns, 10 Years [Percent]	4.53%
JPMorgan SmartRetirement® Income R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Income R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.34%	[3]
Average Annual Total Returns, 1 Year [Percent]	8.18%
Average Annual Total Returns, 5 Years [Percent]	4.05%
Average Annual Total Returns, 10 Years [Percent]	4.45%
JPMorgan US Equity R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JPMorgan US Equity R6: Class Retirement
Portfolio Company Adviser [Text Block]	JPMorgan Asset Management Inc
Current Expenses [Percent]	0.44%	[3]
Average Annual Total Returns, 1 Year [Percent]	24.21%
Average Annual Total Returns, 5 Years [Percent]	15.97%
Average Annual Total Returns, 10 Years [Percent]	13.53%
JPMorgan US Research Enhanced Equity R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JPMorgan US Research Enhanced Equity R6: Class Retirement
Portfolio Company Adviser [Text Block]	JPMorgan Asset Management Inc
Current Expenses [Percent]	0.25%	[3]
Average Annual Total Returns, 1 Year [Percent]	24.77%
Average Annual Total Returns, 5 Years [Percent]	15.66%
Average Annual Total Returns, 10 Years [Percent]	12.90%
JPMorgan US Small Company R4: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JPMorgan US Small Company R4: Class Retirement
Portfolio Company Adviser [Text Block]	JPMorgan Asset Management Inc
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	11.57%
Average Annual Total Returns, 5 Years [Percent]	8.91%
JPMorgan US Small Company R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JPMorgan US Small Company R6: Class Retirement
Portfolio Company Adviser [Text Block]	JPMorgan Asset Management Inc
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	11.78%
Average Annual Total Returns, 5 Years [Percent]	9.19%
Average Annual Total Returns, 10 Years [Percent]	7.87%
JPMorgan Value Advantage R4: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JPMorgan Value Advantage R4: Class Retirement
Portfolio Company Adviser [Text Block]	JPMorgan Asset Management Inc
Current Expenses [Percent]	0.75%	[11]
Average Annual Total Returns, 1 Year [Percent]	16.56%
Average Annual Total Returns, 5 Years [Percent]	9.21%
JPMorgan Value Advantage R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JPMorgan Value Advantage R6: Class Retirement
Portfolio Company Adviser [Text Block]	JPMorgan Asset Management Inc
Current Expenses [Percent]	0.50%	[3]
Average Annual Total Returns, 1 Year [Percent]	16.89%
Average Annual Total Returns, 5 Years [Percent]	9.49%
Janus Henderson Balanced N: Class N [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Janus Henderson Balanced N: Class N
Portfolio Company Adviser [Text Block]	Janus Henderson Investors
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	15.50%
Average Annual Total Returns, 5 Years [Percent]	8.40%
Average Annual Total Returns, 10 Years [Percent]	8.76%
Janus Henderson Balanced R: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Janus Henderson Balanced R: Class Retirement
Portfolio Company Adviser [Text Block]	Janus Henderson Investors
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	14.64%
Average Annual Total Returns, 5 Years [Percent]	7.60%
Average Annual Total Returns, 10 Years [Percent]	7.95%
Janus Henderson Developed World Bond N: Class N [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Janus Henderson Developed World Bond N: Class N
Portfolio Company Adviser [Text Block]	Janus Henderson Investors Ltd
Current Expenses [Percent]	0.57%	[3]
Average Annual Total Returns, 1 Year [Percent]	1.14%
Average Annual Total Returns, 5 Years [Percent]	(0.41%)
Janus Henderson Enterprise A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Janus Henderson Enterprise A: Class A
Portfolio Company Adviser [Text Block]	Janus Henderson Investors
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	14.86%
Average Annual Total Returns, 5 Years [Percent]	9.64%
Average Annual Total Returns, 10 Years [Percent]	11.84%
Janus Henderson Enterprise N: Class N [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Janus Henderson Enterprise N: Class N
Portfolio Company Adviser [Text Block]	Janus Henderson Investors
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	15.39%
Average Annual Total Returns, 5 Years [Percent]	10.14%
Average Annual Total Returns, 10 Years [Percent]	12.35%
Janus Henderson Enterprise S: Class S [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Janus Henderson Enterprise S: Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	14.81%
Average Annual Total Returns, 5 Years [Percent]	9.60%
Average Annual Total Returns, 10 Years [Percent]	11.79%
Janus Henderson Flexible Bond N: Class N [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Janus Henderson Flexible Bond N: Class N
Portfolio Company Adviser [Text Block]	Janus Henderson Investors
Current Expenses [Percent]	0.40%	[3]
Average Annual Total Returns, 1 Year [Percent]	2.10%
Average Annual Total Returns, 5 Years [Percent]	0.56%
Average Annual Total Returns, 10 Years [Percent]	1.80%
Janus Henderson Forty A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Janus Henderson Forty A: Class A
Portfolio Company Adviser [Text Block]	Janus Henderson Investors
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	27.97%
Average Annual Total Returns, 5 Years [Percent]	15.05%
Average Annual Total Returns, 10 Years [Percent]	15.17%
Janus Henderson Forty R: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Janus Henderson Forty R: Class Retirement
Portfolio Company Adviser [Text Block]	Janus Henderson Investors
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	27.45%
Average Annual Total Returns, 5 Years [Percent]	14.59%
Average Annual Total Returns, 10 Years [Percent]	14.72%
Janus Henderson Glb Tech and Innovt N: Class N [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Janus Henderson Glb Tech and Innovt N: Class N
Portfolio Company Adviser [Text Block]	Janus Henderson Investors
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	32.47%
Average Annual Total Returns, 5 Years [Percent]	18.07%
Janus Henderson Global Equity Income A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Janus Henderson Global Equity Income A: Class A
Portfolio Company Adviser [Text Block]	Janus Henderson Investors Ltd
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	6.88%
Average Annual Total Returns, 5 Years [Percent]	4.70%
Average Annual Total Returns, 10 Years [Percent]	4.74%
Janus Henderson Global Equity Income N: Class N [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Janus Henderson Global Equity Income N: Class N
Portfolio Company Adviser [Text Block]	Janus Henderson Investors Ltd
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	7.28%
Average Annual Total Returns, 5 Years [Percent]	5.11%
Janus Henderson Global Equity Income S: Class S [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Janus Henderson Global Equity Income S: Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors Ltd
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	6.72%
Average Annual Total Returns, 5 Years [Percent]	4.58%
Janus Henderson Global Life Sciences N: Class N [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Janus Henderson Global Life Sciences N: Class N
Portfolio Company Adviser [Text Block]	Janus Henderson Investors
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	3.72%
Average Annual Total Returns, 5 Years [Percent]	7.90%
Janus Henderson Global Life Sciences S: Class S [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Janus Henderson Global Life Sciences S: Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	3.21%
Average Annual Total Returns, 5 Years [Percent]	7.36%
Average Annual Total Returns, 10 Years [Percent]	8.21%
Janus Henderson Global Life Sciences T: Class Other [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Janus Henderson Global Life Sciences T: Class Other
Portfolio Company Adviser [Text Block]	Janus Henderson Investors
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	3.47%
Average Annual Total Returns, 5 Years [Percent]	7.65%
Average Annual Total Returns, 10 Years [Percent]	8.49%
Janus Henderson Growth And Income R: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Janus Henderson Growth And Income R: Class Retirement
Portfolio Company Adviser [Text Block]	Janus Henderson Investors
Current Expenses [Percent]	1.37%	[11]
Average Annual Total Returns, 1 Year [Percent]	14.58%
Average Annual Total Returns, 5 Years [Percent]	9.95%
Average Annual Total Returns, 10 Years [Percent]	10.74%
Janus Henderson Mid Cap Value A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Janus Henderson Mid Cap Value A: Class A
Portfolio Company Adviser [Text Block]	Janus Henderson Investors
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	12.88%
Average Annual Total Returns, 5 Years [Percent]	6.82%
Average Annual Total Returns, 10 Years [Percent]	7.29%
Janus Henderson Mid Cap Value R: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Janus Henderson Mid Cap Value R: Class Retirement
Portfolio Company Adviser [Text Block]	Janus Henderson Investors
Current Expenses [Percent]	1.39%
Average Annual Total Returns, 1 Year [Percent]	12.51%
Average Annual Total Returns, 5 Years [Percent]	6.48%
Average Annual Total Returns, 10 Years [Percent]	6.95%
Janus Henderson Multi-Sector Income N: Class N [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Janus Henderson Multi-Sector Income N: Class N
Portfolio Company Adviser [Text Block]	Janus Henderson Investors
Current Expenses [Percent]	0.58%	[3]
Average Annual Total Returns, 1 Year [Percent]	7.06%
Average Annual Total Returns, 5 Years [Percent]	2.60%
Average Annual Total Returns, 10 Years [Percent]	4.09%
Janus Henderson Overseas N: Class N [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Janus Henderson Overseas N: Class N
Portfolio Company Adviser [Text Block]	Janus Henderson Investors
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	6.04%
Average Annual Total Returns, 5 Years [Percent]	7.34%
Average Annual Total Returns, 10 Years [Percent]	5.63%
Janus Henderson Research A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Janus Henderson Research A: Class A
Portfolio Company Adviser [Text Block]	Janus Henderson Investors
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	34.84%
Average Annual Total Returns, 5 Years [Percent]	16.47%
Average Annual Total Returns, 10 Years [Percent]	14.20%
Janus Henderson Research S: Class S [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Janus Henderson Research S: Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	34.56%
Average Annual Total Returns, 5 Years [Percent]	16.25%
Average Annual Total Returns, 10 Years [Percent]	14.01%
Janus Henderson Small Cap Value N: Class N [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Janus Henderson Small Cap Value N: Class N
Portfolio Company Adviser [Text Block]	Janus Henderson Investors
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	6.43%
Average Annual Total Returns, 5 Years [Percent]	4.59%
Average Annual Total Returns, 10 Years [Percent]	6.73%
Janus Henderson Small Cap Value S: Class S [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Janus Henderson Small Cap Value S: Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors
Current Expenses [Percent]	1.48%
Average Annual Total Returns, 1 Year [Percent]	5.91%
Average Annual Total Returns, 5 Years [Percent]	4.07%
Average Annual Total Returns, 10 Years [Percent]	6.20%
Janus Henderson Triton A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Janus Henderson Triton A: Class A
Portfolio Company Adviser [Text Block]	Janus Henderson Investors
Current Expenses [Percent]	1.30%	[11]
Average Annual Total Returns, 1 Year [Percent]	10.05%
Average Annual Total Returns, 5 Years [Percent]	5.51%
Average Annual Total Returns, 10 Years [Percent]	8.35%
Janus Henderson Triton N: Class N [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Janus Henderson Triton N: Class N
Portfolio Company Adviser [Text Block]	Janus Henderson Investors
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	10.54%
Average Annual Total Returns, 5 Years [Percent]	5.99%
Average Annual Total Returns, 10 Years [Percent]	8.84%
Janus Henderson Triton S: Class S [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Janus Henderson Triton S: Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	10.02%
Average Annual Total Returns, 5 Years [Percent]	5.46%
Average Annual Total Returns, 10 Years [Percent]	8.30%
Janus Henderson VIT Balanced Svc: Class S [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Janus Henderson VIT Balanced Svc: Class S
Portfolio Company Adviser [Text Block]	Janus Henderson Investors
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	15.15%
Average Annual Total Returns, 5 Years [Percent]	8.06%
Average Annual Total Returns, 10 Years [Percent]	8.40%
Janus Henderson VIT Flexible Bond Instl: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Janus Henderson VIT Flexible Bond Instl: Class Inst
Portfolio Company Adviser [Text Block]	Janus Henderson Investors
Current Expenses [Percent]	0.57%	[11]
Average Annual Total Returns, 1 Year [Percent]	1.96%
Average Annual Total Returns, 5 Years [Percent]	0.34%
Average Annual Total Returns, 10 Years [Percent]	1.62%
Janus Henderson VIT Global Rsrch Instl: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Janus Henderson VIT Global Rsrch Instl: Class Inst
Portfolio Company Adviser [Text Block]	Janus Henderson Investors
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	23.58%
Average Annual Total Returns, 5 Years [Percent]	12.35%
Average Annual Total Returns, 10 Years [Percent]	10.55%
Janus Henderson Venture N: Class N [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Janus Henderson Venture N: Class N
Portfolio Company Adviser [Text Block]	Janus Henderson Investors
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	14.14%
Average Annual Total Returns, 5 Years [Percent]	7.44%
Average Annual Total Returns, 10 Years [Percent]	8.82%
Knights of Columbus Core Bond I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Knights of Columbus Core Bond I: Class Inst
Portfolio Company Adviser [Text Block]	Knights of Columbus Asset Advisors
Current Expenses [Percent]	0.50%	[3]
Average Annual Total Returns, 1 Year [Percent]	1.49%
Average Annual Total Returns, 5 Years [Percent]	(0.54%)
Knights of Columbus International Eq I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Knights of Columbus International Eq I: Class Inst
Portfolio Company Adviser [Text Block]	Knights of Columbus Asset Advisors
Current Expenses [Percent]	1.10%	[3]
Average Annual Total Returns, 1 Year [Percent]	7.57%
Average Annual Total Returns, 5 Years [Percent]	4.61%
Knights of Columbus Large Cap Growth I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Knights of Columbus Large Cap Growth I: Class Inst
Portfolio Company Adviser [Text Block]	Knights of Columbus Asset Advisors
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	27.87%
Average Annual Total Returns, 5 Years [Percent]	14.09%
Knights of Columbus Large Cap Value I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Knights of Columbus Large Cap Value I: Class Inst
Portfolio Company Adviser [Text Block]	Knights of Columbus Asset Advisors
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	19.16%
Average Annual Total Returns, 5 Years [Percent]	10.10%
Knights of Columbus Small Cap I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Knights of Columbus Small Cap I: Class Inst
Portfolio Company Adviser [Text Block]	Knights of Columbus Asset Advisors
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	15.26%
Average Annual Total Returns, 5 Years [Percent]	8.43%
LVIP American Century CapApprecStdII: Class Other [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	LVIP American Century CapApprecStdII: Class Other
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Portfolio Company Subadviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.79%	[11]
Average Annual Total Returns, 1 Year [Percent]	24.98%
Average Annual Total Returns, 5 Years [Percent]	11.42%
Average Annual Total Returns, 10 Years [Percent]	10.96%
Lazard Developing Markets Equity Instl: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Lazard Developing Markets Equity Instl: Class Inst
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.10%	[3]
Average Annual Total Returns, 1 Year [Percent]	6.72%
Average Annual Total Returns, 5 Years [Percent]	(0.59%)
Average Annual Total Returns, 10 Years [Percent]	3.39%
Loomis Sayles Bond N: Class N [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Loomis Sayles Bond N: Class N
Portfolio Company Adviser [Text Block]	Loomis, Sayles & Company LP
Current Expenses [Percent]	0.60%	[3]
Average Annual Total Returns, 1 Year [Percent]	6.76%
Average Annual Total Returns, 5 Years [Percent]	1.29%
Average Annual Total Returns, 10 Years [Percent]	2.35%
Loomis Sayles Small Cap Growth N: Class N [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Loomis Sayles Small Cap Growth N: Class N
Portfolio Company Adviser [Text Block]	Loomis, Sayles & Company LP
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	15.13%
Average Annual Total Returns, 5 Years [Percent]	8.05%
Average Annual Total Returns, 10 Years [Percent]	9.83%
Lord Abbett Affiliated R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Lord Abbett Affiliated R6: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	17.63%
Average Annual Total Returns, 5 Years [Percent]	8.24%
Lord Abbett Bond-Debenture R3: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Lord Abbett Bond-Debenture R3: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	6.45%
Average Annual Total Returns, 5 Years [Percent]	1.74%
Average Annual Total Returns, 10 Years [Percent]	3.53%
Lord Abbett Bond Debenture R5: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Lord Abbett Bond Debenture R5: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	6.99%
Average Annual Total Returns, 5 Years [Percent]	2.25%
Lord Abbett Bond Debenture R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Lord Abbett Bond Debenture R6: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	7.09%
Average Annual Total Returns, 5 Years [Percent]	2.32%
Lord Abbett Developing Growth R3: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Lord Abbett Developing Growth R3: Class Retirement	[8]
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC	[8]
Current Expenses [Percent]	1.19%	[8]
Average Annual Total Returns, 1 Year [Percent]	21.61%	[8]
Average Annual Total Returns, 5 Years [Percent]	6.99%	[8]
Average Annual Total Returns, 10 Years [Percent]	8.26%	[8]
Lord Abbett Developing Growth R5: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Lord Abbett Developing Growth R5: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	22.21%
Average Annual Total Returns, 5 Years [Percent]	7.53%
Lord Abbett Developing Growth R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Lord Abbett Developing Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	22.34%
Average Annual Total Returns, 5 Years [Percent]	7.63%
Lord Abbett Dividend Growth R3: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Lord Abbett Dividend Growth R3: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	22.02%
Average Annual Total Returns, 5 Years [Percent]	12.03%
Average Annual Total Returns, 10 Years [Percent]	10.90%
Lord Abbett Dividend Growth R5: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Lord Abbett Dividend Growth R5: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	22.65%
Average Annual Total Returns, 5 Years [Percent]	12.60%
Lord Abbett Focused Small Cap Value R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Lord Abbett Focused Small Cap Value R6: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.99%	[3]
Average Annual Total Returns, 1 Year [Percent]	10.50%
Average Annual Total Returns, 5 Years [Percent]	8.18%
Lord Abbett Fundamental Equity R3: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Lord Abbett Fundamental Equity R3: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	20.18%
Average Annual Total Returns, 5 Years [Percent]	10.06%
Average Annual Total Returns, 10 Years [Percent]	8.54%
Lord Abbett Fundamental Equity R5: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Lord Abbett Fundamental Equity R5: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	20.84%
Average Annual Total Returns, 5 Years [Percent]	10.62%
Lord Abbett Growth Leaders R3: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Lord Abbett Growth Leaders R3: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	44.25%
Average Annual Total Returns, 5 Years [Percent]	17.43%
Average Annual Total Returns, 10 Years [Percent]	15.27%
Lord Abbett Growth Leaders R5: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Lord Abbett Growth Leaders R5: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	44.97%
Average Annual Total Returns, 5 Years [Percent]	18.02%
Lord Abbett Growth Opportunities R3: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Lord Abbett Growth Opportunities R3: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	1.21%	[7]
Average Annual Total Returns, 1 Year [Percent]	30.44%
Average Annual Total Returns, 5 Years [Percent]	7.57%
Average Annual Total Returns, 10 Years [Percent]	9.13%
Lord Abbett Growth Opportunities R5: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Lord Abbett Growth Opportunities R5: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.71%	[11]
Average Annual Total Returns, 1 Year [Percent]	31.13%
Average Annual Total Returns, 5 Years [Percent]	8.11%
Lord Abbett High Yield R3: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Lord Abbett High Yield R3: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	8.06%
Average Annual Total Returns, 5 Years [Percent]	2.47%
Average Annual Total Returns, 10 Years [Percent]	4.09%
Lord Abbett High Yield R5: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Lord Abbett High Yield R5: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	8.77%
Average Annual Total Returns, 5 Years [Percent]	2.97%
Lord Abbett High Yield R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Lord Abbett High Yield R6: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	8.89%
Average Annual Total Returns, 5 Years [Percent]	3.11%
Lord Abbett Income R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Lord Abbett Income R6: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	3.70%
Average Annual Total Returns, 5 Years [Percent]	1.04%
Lord Abbett International Opp R3: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Lord Abbett International Opp R3: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	1.50%
Average Annual Total Returns, 1 Year [Percent]	0.03%
Average Annual Total Returns, 5 Years [Percent]	2.53%
Average Annual Total Returns, 10 Years [Percent]	4.24%
Lord Abbett International Opp R5: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Lord Abbett International Opp R5: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	0.43%
Average Annual Total Returns, 5 Years [Percent]	3.03%
Lord Abbett International Opp R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Lord Abbett International Opp R6: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	0.59%
Average Annual Total Returns, 5 Years [Percent]	3.12%
Lord Abbett Mid Cap Stock R3: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Lord Abbett Mid Cap Stock R3: Class Retirement	[8]
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC	[8]
Current Expenses [Percent]	1.28%	[8]
Average Annual Total Returns, 1 Year [Percent]	14.72%	[8]
Average Annual Total Returns, 5 Years [Percent]	9.09%	[8]
Average Annual Total Returns, 10 Years [Percent]	6.81%	[8]
Lord Abbett Mid Cap Stock R5: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Lord Abbett Mid Cap Stock R5: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	15.33%
Average Annual Total Returns, 5 Years [Percent]	9.64%
Lord Abbett Mid Cap Stock R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Lord Abbett Mid Cap Stock R6: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	15.44%
Average Annual Total Returns, 5 Years [Percent]	9.75%
Lord Abbett Short Duration Income R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Lord Abbett Short Duration Income R6: Class Retirement	[9]
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC	[9]
Current Expenses [Percent]	0.31%	[9]
Average Annual Total Returns, 1 Year [Percent]	5.36%	[9]
Average Annual Total Returns, 5 Years [Percent]	2.12%	[9]
Lord Abbett Small Cap Value R3: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Lord Abbett Small Cap Value R3: Class Retirement	[8]
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC	[8]
Current Expenses [Percent]	1.44%	[8]
Average Annual Total Returns, 1 Year [Percent]	12.60%	[8]
Average Annual Total Returns, 5 Years [Percent]	6.52%	[8]
Average Annual Total Returns, 10 Years [Percent]	6.17%	[8]
Lord Abbett Small Cap Value R5: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Lord Abbett Small Cap Value R5: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	13.14%
Average Annual Total Returns, 5 Years [Percent]	7.07%
Lord Abbett Total Return R3: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Lord Abbett Total Return R3: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	2.37%
Average Annual Total Returns, 5 Years [Percent]	(0.20%)
Average Annual Total Returns, 10 Years [Percent]	1.17%
Lord Abbett Total Return R5: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Lord Abbett Total Return R5: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	2.77%
Average Annual Total Returns, 5 Years [Percent]	0.29%
Lord Abbett Total Return R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Lord Abbett Total Return R6: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	2.99%
Average Annual Total Returns, 5 Years [Percent]	0.39%
Lord Abbett Value Opportunities R3: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Lord Abbett Value Opportunities R3: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	1.44%
Average Annual Total Returns, 1 Year [Percent]	13.29%
Average Annual Total Returns, 5 Years [Percent]	8.42%
Average Annual Total Returns, 10 Years [Percent]	7.16%
Lord Abbett Value Opportunities R5: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Lord Abbett Value Opportunities R5: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	13.85%
Average Annual Total Returns, 5 Years [Percent]	8.96%
Lord Abbett Value Opportunities R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Lord Abbett Value Opportunities R6: Class Retirement
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	14.02%
Average Annual Total Returns, 5 Years [Percent]	9.07%
MFS Aggressive Growth Allocation R2: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS Aggressive Growth Allocation R2: Class Retirement	[8]
Portfolio Company Adviser [Text Block]	MFS Investment Management	[8]
Current Expenses [Percent]	1.26%	[8]
Average Annual Total Returns, 1 Year [Percent]	11.57%	[8]
Average Annual Total Returns, 5 Years [Percent]	7.84%	[8]
Average Annual Total Returns, 10 Years [Percent]	8.62%	[8]
MFS Aggressive Growth Allocation R3: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS Aggressive Growth Allocation R3: Class Retirement
Portfolio Company Adviser [Text Block]	MFS Investment Management
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	11.82%
Average Annual Total Returns, 5 Years [Percent]	8.11%
Average Annual Total Returns, 10 Years [Percent]	8.89%
MFS Conservative Allocation R2: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS Conservative Allocation R2: Class Retirement	[8]
Portfolio Company Adviser [Text Block]	MFS Investment Management	[8]
Current Expenses [Percent]	1.08%	[8]
Average Annual Total Returns, 1 Year [Percent]	6.35%	[8]
Average Annual Total Returns, 5 Years [Percent]	3.90%	[8]
Average Annual Total Returns, 10 Years [Percent]	4.63%	[8]
MFS Conservative Allocation R3: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS Conservative Allocation R3: Class Retirement
Portfolio Company Adviser [Text Block]	MFS Investment Management
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	6.57%
Average Annual Total Returns, 5 Years [Percent]	4.16%
Average Annual Total Returns, 10 Years [Percent]	4.89%
MFS Core Equity R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS Core Equity R6: Class Retirement
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.56%	[3]
Average Annual Total Returns, 1 Year [Percent]	20.49%
Average Annual Total Returns, 5 Years [Percent]	13.00%
Average Annual Total Returns, 10 Years [Percent]	12.63%
MFS Emerging Markets Debt R2: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS Emerging Markets Debt R2: Class Retirement	[8]
Portfolio Company Adviser [Text Block]	MFS Investment Management	[8]
Current Expenses [Percent]	1.31%	[7],[8]
Average Annual Total Returns, 1 Year [Percent]	6.62%	[8]
Average Annual Total Returns, 5 Years [Percent]	0.71%	[8]
Average Annual Total Returns, 10 Years [Percent]	2.71%	[8]
MFS Emerging Markets Debt R3: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS Emerging Markets Debt R3: Class Retirement
Portfolio Company Adviser [Text Block]	MFS Investment Management
Current Expenses [Percent]	1.06%	[11]
Average Annual Total Returns, 1 Year [Percent]	6.88%
Average Annual Total Returns, 5 Years [Percent]	0.97%
Average Annual Total Returns, 10 Years [Percent]	2.97%
MFS Emerging Markets Debt R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS Emerging Markets Debt R6: Class Retirement
Portfolio Company Adviser [Text Block]	MFS Investment Management
Current Expenses [Percent]	0.70%	[3]
Average Annual Total Returns, 1 Year [Percent]	7.17%
Average Annual Total Returns, 5 Years [Percent]	1.31%
Average Annual Total Returns, 10 Years [Percent]	3.33%
MFS Global Opportunistic Bd R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS Global Opportunistic Bd R6: Class Retirement
Portfolio Company Adviser [Text Block]	MFS Investment Management
Current Expenses [Percent]	0.61%	[3]
Average Annual Total Returns, 1 Year [Percent]	2.64%
Average Annual Total Returns, 5 Years [Percent]	1.45%
Average Annual Total Returns, 10 Years [Percent]	1.97%
MFS Global Real Estate R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS Global Real Estate R6: Class Retirement
Portfolio Company Adviser [Text Block]	MFS Investment Management
Current Expenses [Percent]	0.85%	[3]
Average Annual Total Returns, 1 Year [Percent]	(2.82%)
Average Annual Total Returns, 5 Years [Percent]	0.97%
Average Annual Total Returns, 10 Years [Percent]	4.59%
MFS Growth Allocation R2: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS Growth Allocation R2: Class Retirement	[8]
Portfolio Company Adviser [Text Block]	MFS Investment Management	[8]
Current Expenses [Percent]	1.20%	[7],[8]
Average Annual Total Returns, 1 Year [Percent]	10.18%	[8]
Average Annual Total Returns, 5 Years [Percent]	6.80%	[8]
Average Annual Total Returns, 10 Years [Percent]	7.53%	[8]
MFS Growth Allocation R3: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS Growth Allocation R3: Class Retirement
Portfolio Company Adviser [Text Block]	MFS Investment Management
Current Expenses [Percent]	0.95%	[11]
Average Annual Total Returns, 1 Year [Percent]	10.40%
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	7.79%
MFS Growth R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	MFS Investment Management
Current Expenses [Percent]	0.51%	[3]
Average Annual Total Returns, 1 Year [Percent]	31.79%
Average Annual Total Returns, 5 Years [Percent]	15.07%
Average Annual Total Returns, 10 Years [Percent]	15.22%
MFS International Equity R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS International Equity R6: Class Retirement
Portfolio Company Adviser [Text Block]	MFS Investment Management
Current Expenses [Percent]	0.69%	[3]
Average Annual Total Returns, 1 Year [Percent]	4.14%
Average Annual Total Returns, 5 Years [Percent]	6.20%
Average Annual Total Returns, 10 Years [Percent]	7.13%
MFS International Growth R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS International Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	MFS Investment Management
Current Expenses [Percent]	0.72%	[3]
Average Annual Total Returns, 1 Year [Percent]	9.24%
Average Annual Total Returns, 5 Years [Percent]	6.27%
Average Annual Total Returns, 10 Years [Percent]	7.97%
MFS International Intrinsic Value R2: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS International Intrinsic Value R2: Class Retirement	[8]
Portfolio Company Adviser [Text Block]	MFS Investment Management	[8]
Current Expenses [Percent]	1.30%	[7],[8]
Average Annual Total Returns, 1 Year [Percent]	6.86%	[8]
Average Annual Total Returns, 5 Years [Percent]	4.83%	[8]
Average Annual Total Returns, 10 Years [Percent]	7.18%	[8]
MFS International Intrinsic Value R3: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS International Intrinsic Value R3: Class Retirement	[10]
Portfolio Company Adviser [Text Block]	MFS Investment Management	[10]
Current Expenses [Percent]	1.05%	[10],[11]
Average Annual Total Returns, 1 Year [Percent]	7.19%	[10]
Average Annual Total Returns, 5 Years [Percent]	5.09%	[10]
Average Annual Total Returns, 10 Years [Percent]	7.44%	[10]
MFS International Intrinsic Value R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS International Intrinsic Value R6: Class Retirement	[6]
Portfolio Company Adviser [Text Block]	MFS Investment Management	[6]
Current Expenses [Percent]	0.69%	[3],[6]
Average Annual Total Returns, 1 Year [Percent]	7.53%	[6]
Average Annual Total Returns, 5 Years [Percent]	5.46%	[6]
Average Annual Total Returns, 10 Years [Percent]	7.83%	[6]
MFS International New Discovery A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS International New Discovery A: Class A	[10]
Portfolio Company Adviser [Text Block]	MFS Investment Management	[10]
Current Expenses [Percent]	1.30%	[10],[11]
Average Annual Total Returns, 1 Year [Percent]	0.65%	[10]
Average Annual Total Returns, 5 Years [Percent]	1.14%	[10]
Average Annual Total Returns, 10 Years [Percent]	4.60%	[10]
MFS International New Discovery R2: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS International New Discovery R2: Class Retirement	[8]
Portfolio Company Adviser [Text Block]	MFS Investment Management	[8]
Current Expenses [Percent]	1.55%	[7],[8]
Average Annual Total Returns, 1 Year [Percent]	0.39%	[8]
Average Annual Total Returns, 5 Years [Percent]	0.88%	[8]
Average Annual Total Returns, 10 Years [Percent]	4.33%	[8]
MFS International New Discovery R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS International New Discovery R6: Class Retirement	[6]
Portfolio Company Adviser [Text Block]	MFS Investment Management	[6]
Current Expenses [Percent]	0.91%	[3],[6]
Average Annual Total Returns, 1 Year [Percent]	1.05%	[6]
Average Annual Total Returns, 5 Years [Percent]	1.52%	[6]
Average Annual Total Returns, 10 Years [Percent]	4.99%	[6]
MFS Intl Diversification R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS Intl Diversification R6: Class Retirement
Portfolio Company Adviser [Text Block]	MFS Investment Management
Current Expenses [Percent]	0.73%	[3]
Average Annual Total Returns, 1 Year [Percent]	6.52%
Average Annual Total Returns, 5 Years [Percent]	4.70%
MFS Massachusetts Inv Gr Stk R2: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS Massachusetts Inv Gr Stk R2: Class Retirement	[8]
Portfolio Company Adviser [Text Block]	MFS Investment Management	[8]
Current Expenses [Percent]	0.96%	[8]
Average Annual Total Returns, 1 Year [Percent]	16.04%	[8]
Average Annual Total Returns, 5 Years [Percent]	12.20%	[8]
Average Annual Total Returns, 10 Years [Percent]	12.95%	[8]
MFS Massachusetts Inv Gr Stk R3: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS Massachusetts Inv Gr Stk R3: Class Retirement
Portfolio Company Adviser [Text Block]	MFS Investment Management
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	16.36%
Average Annual Total Returns, 5 Years [Percent]	12.49%
Average Annual Total Returns, 10 Years [Percent]	13.24%
MFS Massachusetts Inv Gr Stk R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS Massachusetts Inv Gr Stk R6: Class Retirement
Portfolio Company Adviser [Text Block]	MFS Investment Management
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	16.75%
Average Annual Total Returns, 5 Years [Percent]	12.88%
Average Annual Total Returns, 10 Years [Percent]	13.63%
MFS Mid Cap Growth A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS Mid Cap Growth A: Class A
Portfolio Company Adviser [Text Block]	MFS Investment Management
Current Expenses [Percent]	1.03%	[11]
Average Annual Total Returns, 1 Year [Percent]	14.41%
Average Annual Total Returns, 5 Years [Percent]	8.78%
Average Annual Total Returns, 10 Years [Percent]	11.20%
MFS Mid Cap Growth R2: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS Mid Cap Growth R2: Class Retirement
Portfolio Company Adviser [Text Block]	MFS Investment Management
Current Expenses [Percent]	1.28%	[7]
Average Annual Total Returns, 1 Year [Percent]	14.12%
Average Annual Total Returns, 5 Years [Percent]	8.51%
Average Annual Total Returns, 10 Years [Percent]	10.93%
MFS Mid Cap Growth R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS Mid Cap Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	MFS Investment Management
Current Expenses [Percent]	0.66%	[3]
Average Annual Total Returns, 1 Year [Percent]	14.79%
Average Annual Total Returns, 5 Years [Percent]	9.17%
Average Annual Total Returns, 10 Years [Percent]	11.60%
MFS Mid Cap Value R2: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS Mid Cap Value R2: Class Retirement	[8]
Portfolio Company Adviser [Text Block]	MFS Investment Management	[8]
Current Expenses [Percent]	1.24%	[7],[8]
Average Annual Total Returns, 1 Year [Percent]	13.39%	[8]
Average Annual Total Returns, 5 Years [Percent]	9.31%	[8]
Average Annual Total Returns, 10 Years [Percent]	8.53%	[8]
MFS Mid Cap Value R3: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS Mid Cap Value R3: Class Retirement
Portfolio Company Adviser [Text Block]	MFS Investment Management
Current Expenses [Percent]	0.99%	[11]
Average Annual Total Returns, 1 Year [Percent]	13.67%
Average Annual Total Returns, 5 Years [Percent]	9.58%
Average Annual Total Returns, 10 Years [Percent]	8.80%
MFS Mid Cap Value R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS Mid Cap Value R6: Class Retirement
Portfolio Company Adviser [Text Block]	MFS Investment Management
Current Expenses [Percent]	0.62%	[3]
Average Annual Total Returns, 1 Year [Percent]	14.11%
Average Annual Total Returns, 5 Years [Percent]	9.99%
Average Annual Total Returns, 10 Years [Percent]	9.22%
MFS Moderate Allocation R2: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS Moderate Allocation R2: Class Retirement	[8]
Portfolio Company Adviser [Text Block]	MFS Investment Management	[8]
Current Expenses [Percent]	1.15%	[8]
Average Annual Total Returns, 1 Year [Percent]	8.15%	[8]
Average Annual Total Returns, 5 Years [Percent]	5.32%	[8]
Average Annual Total Returns, 10 Years [Percent]	6.07%	[8]
MFS Moderate Allocation R3: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS Moderate Allocation R3: Class Retirement
Portfolio Company Adviser [Text Block]	MFS Investment Management
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	8.43%
Average Annual Total Returns, 5 Years [Percent]	5.59%
Average Annual Total Returns, 10 Years [Percent]	6.34%
MFS New Discovery R2: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS New Discovery R2: Class Retirement	[8]
Portfolio Company Adviser [Text Block]	MFS Investment Management	[8]
Current Expenses [Percent]	1.53%	[7],[8]
Average Annual Total Returns, 1 Year [Percent]	5.81%	[8]
Average Annual Total Returns, 5 Years [Percent]	4.18%	[8]
Average Annual Total Returns, 10 Years [Percent]	8.44%	[8]
MFS New Discovery R3: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS New Discovery R3: Class Retirement
Portfolio Company Adviser [Text Block]	MFS Investment Management
Current Expenses [Percent]	1.28%	[11]
Average Annual Total Returns, 1 Year [Percent]	6.06%
Average Annual Total Returns, 5 Years [Percent]	4.44%
Average Annual Total Returns, 10 Years [Percent]	8.71%
MFS Technology R2: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS Technology R2: Class Retirement	[8]
Portfolio Company Adviser [Text Block]	MFS Investment Management	[8]
Current Expenses [Percent]	1.38%	[7],[8]
Average Annual Total Returns, 1 Year [Percent]	36.17%	[8]
Average Annual Total Returns, 5 Years [Percent]	16.99%	[8]
Average Annual Total Returns, 10 Years [Percent]	17.30%	[8]
MFS Technology R3: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS Technology R3: Class Retirement
Portfolio Company Adviser [Text Block]	MFS Investment Management
Current Expenses [Percent]	1.13%	[11]
Average Annual Total Returns, 1 Year [Percent]	36.47%
Average Annual Total Returns, 5 Years [Percent]	17.27%
Average Annual Total Returns, 10 Years [Percent]	17.59%
MFS Technology R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS Technology R6: Class Retirement
Portfolio Company Adviser [Text Block]	MFS Investment Management
Current Expenses [Percent]	0.79%	[3]
Average Annual Total Returns, 1 Year [Percent]	36.95%
Average Annual Total Returns, 5 Years [Percent]	17.68%
Average Annual Total Returns, 10 Years [Percent]	18.00%
MFS Total Return Bond R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS Total Return Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	MFS Investment Management
Current Expenses [Percent]	0.36%	[3]
Average Annual Total Returns, 1 Year [Percent]	2.55%
Average Annual Total Returns, 5 Years [Percent]	0.53%
Average Annual Total Returns, 10 Years [Percent]	1.92%
MFS Total Return R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS Total Return R6: Class Retirement
Portfolio Company Adviser [Text Block]	MFS Investment Management
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	7.90%
Average Annual Total Returns, 5 Years [Percent]	6.38%
Average Annual Total Returns, 10 Years [Percent]	6.67%
MFS Utilities R2: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS Utilities R2: Class Retirement	[8]
Portfolio Company Adviser [Text Block]	MFS Investment Management	[8]
Current Expenses [Percent]	1.27%	[7],[8]
Average Annual Total Returns, 1 Year [Percent]	11.12%	[8]
Average Annual Total Returns, 5 Years [Percent]	5.45%	[8]
Average Annual Total Returns, 10 Years [Percent]	5.85%	[8]
MFS Utilities R3: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS Utilities R3: Class Retirement
Portfolio Company Adviser [Text Block]	MFS Investment Management
Current Expenses [Percent]	1.02%	[11]
Average Annual Total Returns, 1 Year [Percent]	11.35%
Average Annual Total Returns, 5 Years [Percent]	5.71%
Average Annual Total Returns, 10 Years [Percent]	6.11%
MFS Utilities R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS Utilities R6: Class Retirement
Portfolio Company Adviser [Text Block]	MFS Investment Management
Current Expenses [Percent]	0.68%	[3]
Average Annual Total Returns, 1 Year [Percent]	11.75%
Average Annual Total Returns, 5 Years [Percent]	6.08%
Average Annual Total Returns, 10 Years [Percent]	6.48%
MFS Value A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS Value A: Class A
Portfolio Company Adviser [Text Block]	MFS Investment Management
Current Expenses [Percent]	0.79%	[11]
Average Annual Total Returns, 1 Year [Percent]	11.64%
Average Annual Total Returns, 5 Years [Percent]	7.95%
Average Annual Total Returns, 10 Years [Percent]	8.54%
MFS Value R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS Value R6: Class Retirement
Portfolio Company Adviser [Text Block]	MFS Investment Management
Current Expenses [Percent]	0.44%	[3]
Average Annual Total Returns, 1 Year [Percent]	12.02%
Average Annual Total Returns, 5 Years [Percent]	8.34%
Average Annual Total Returns, 10 Years [Percent]	8.92%
Macquarie Asset Strategy Fund Cl R: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Macquarie Asset Strategy Fund Cl R: Class Retirement
Portfolio Company Adviser [Text Block]	Macquarie Asset Management
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	13.71%
Average Annual Total Returns, 5 Years [Percent]	7.70%
Average Annual Total Returns, 10 Years [Percent]	5.34%
Macquarie Asset Strategy Fund Cl Y: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Macquarie Asset Strategy Fund Cl Y: Class Inst
Portfolio Company Adviser [Text Block]	Macquarie Asset Management
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	13.96%
Average Annual Total Returns, 5 Years [Percent]	8.05%
Average Annual Total Returns, 10 Years [Percent]	5.69%
Macquarie Balanced Fund Class R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Macquarie Balanced Fund Class R6: Class Retirement
Portfolio Company Adviser [Text Block]	Macquarie Investment Management
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited
Current Expenses [Percent]	0.72%	[3]
Average Annual Total Returns, 1 Year [Percent]	16.12%
Average Annual Total Returns, 5 Years [Percent]	8.81%
Average Annual Total Returns, 10 Years [Percent]	7.59%
Macquarie Balanced Fund Class R: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Macquarie Balanced Fund Class R: Class Retirement
Portfolio Company Adviser [Text Block]	Macquarie Investment Management
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited
Current Expenses [Percent]	1.31%	[7]
Average Annual Total Returns, 1 Year [Percent]	15.45%
Average Annual Total Returns, 5 Years [Percent]	8.10%
Average Annual Total Returns, 10 Years [Percent]	6.84%
Macquarie Balanced Fund Class Y Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Macquarie Balanced Fund Class Y: Class Inst
Portfolio Company Adviser [Text Block]	Macquarie Investment Management
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited
Current Expenses [Percent]	1.06%	[11]
Average Annual Total Returns, 1 Year [Percent]	15.72%
Average Annual Total Returns, 5 Years [Percent]	8.44%
Average Annual Total Returns, 10 Years [Percent]	7.19%
Macquarie Climate Solutions R: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Macquarie Climate Solutions R: Class Retirement
Portfolio Company Adviser [Text Block]	Macquarie Asset Management
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.49%	[7]
Average Annual Total Returns, 1 Year [Percent]	(3.82%)
Average Annual Total Returns, 5 Years [Percent]	2.45%
Average Annual Total Returns, 10 Years [Percent]	(3.74%)
Macquarie Climate Solutions Y Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Macquarie Climate Solutions Y: Class Inst
Portfolio Company Adviser [Text Block]	Macquarie Asset Management
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.24%	[11]
Average Annual Total Returns, 1 Year [Percent]	(3.59%)
Average Annual Total Returns, 5 Years [Percent]	2.78%
Average Annual Total Returns, 10 Years [Percent]	(3.43%)
Macquarie Emerging Markets R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Macquarie Emerging Markets R6: Class Retirement
Portfolio Company Adviser [Text Block]	Macquarie Asset Management
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.05%	[3]
Average Annual Total Returns, 1 Year [Percent]	6.61%
Average Annual Total Returns, 5 Years [Percent]	2.05%
Macquarie Global Bond Fund Class R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Macquarie Global Bond Fund Class R6: Class Retirement
Portfolio Company Adviser [Text Block]	Waddell & Reed Investment Management Co
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited
Current Expenses [Percent]	0.59%	[3]
Average Annual Total Returns, 1 Year [Percent]	3.21%
Average Annual Total Returns, 5 Years [Percent]	1.59%
Average Annual Total Returns, 10 Years [Percent]	2.54%
Macquarie High Income Fund Class R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Macquarie High Income Fund Class R6: Class Retirement
Portfolio Company Adviser [Text Block]	Ivy Investment Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited
Current Expenses [Percent]	0.63%	[3]
Average Annual Total Returns, 1 Year [Percent]	6.28%
Average Annual Total Returns, 5 Years [Percent]	3.79%
Average Annual Total Returns, 10 Years [Percent]	4.50%
Macquarie High Income Fund Class R: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Macquarie High Income Fund Class R: Class Retirement
Portfolio Company Adviser [Text Block]	Ivy Investment Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited
Current Expenses [Percent]	1.22%	[7]
Average Annual Total Returns, 1 Year [Percent]	5.71%
Average Annual Total Returns, 5 Years [Percent]	3.11%
Average Annual Total Returns, 10 Years [Percent]	3.77%
Macquarie High Income Fund Class Y Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Macquarie High Income Fund Class Y: Class Inst
Portfolio Company Adviser [Text Block]	Ivy Investment Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited
Current Expenses [Percent]	0.97%	[11]
Average Annual Total Returns, 1 Year [Percent]	5.97%
Average Annual Total Returns, 5 Years [Percent]	3.44%
Average Annual Total Returns, 10 Years [Percent]	4.12%
Macquarie Mid Cap Growth R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Macquarie Mid Cap Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Macquarie Asset Management
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	0.68%	[3]
Average Annual Total Returns, 1 Year [Percent]	2.55%
Average Annual Total Returns, 5 Years [Percent]	8.38%
Average Annual Total Returns, 10 Years [Percent]	10.30%
Macquarie Science and Technology R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Macquarie Science and Technology R6: Class Retirement
Portfolio Company Adviser [Text Block]	Macquarie Asset Management
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	31.80%
Average Annual Total Returns, 5 Years [Percent]	14.81%
Average Annual Total Returns, 10 Years [Percent]	14.26%
Macquarie Science and Technology R: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Macquarie Science and Technology R: Class Retirement
Portfolio Company Adviser [Text Block]	Macquarie Asset Management
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.41%
Average Annual Total Returns, 1 Year [Percent]	31.03%
Average Annual Total Returns, 5 Years [Percent]	14.04%
Average Annual Total Returns, 10 Years [Percent]	13.46%
Macquarie Science and Technology Y Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Macquarie Science and Technology Y: Class Inst
Portfolio Company Adviser [Text Block]	Macquarie Asset Management
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	31.35%
Average Annual Total Returns, 5 Years [Percent]	14.42%
Average Annual Total Returns, 10 Years [Percent]	13.85%
Macquarie Small Cap Core R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Macquarie Small Cap Core R6: Class Retirement
Portfolio Company Adviser [Text Block]	Macquarie Asset Management
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	10.41%
Average Annual Total Returns, 5 Years [Percent]	8.61%
Macquarie Small Cap Value R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Macquarie Small Cap Value R6: Class Retirement
Portfolio Company Adviser [Text Block]	Macquarie Asset Management
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	11.32%
Average Annual Total Returns, 5 Years [Percent]	7.39%
Macquarie Smid Cap Core Fund Class R: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Macquarie Smid Cap Core Fund Class R: Class Retirement
Portfolio Company Adviser [Text Block]	Macquarie Asset Management
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.39%	[7]
Average Annual Total Returns, 1 Year [Percent]	14.32%
Average Annual Total Returns, 5 Years [Percent]	7.71%
Average Annual Total Returns, 10 Years [Percent]	8.08%
Macquarie Smid Cap Core Fund Class Y Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Macquarie Smid Cap Core Fund Class Y: Class Inst
Portfolio Company Adviser [Text Block]	Macquarie Asset Management
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.14%	[11]
Average Annual Total Returns, 1 Year [Percent]	14.60%
Average Annual Total Returns, 5 Years [Percent]	8.03%
Average Annual Total Returns, 10 Years [Percent]	8.42%
Macquarie Smid Cap Core Fund R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Macquarie Smid Cap Core Fund R6: Class Retirement
Portfolio Company Adviser [Text Block]	Macquarie Asset Management
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	0.77%	[3]
Average Annual Total Returns, 1 Year [Percent]	14.98%
Average Annual Total Returns, 5 Years [Percent]	8.43%
Average Annual Total Returns, 10 Years [Percent]	8.85%
Macquarie Systematic Em Mkts Eq R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Macquarie Systematic Em Mkts Eq R6: Class Retirement
Portfolio Company Adviser [Text Block]	Macquarie Asset Management
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	0.65%	[3]
Average Annual Total Returns, 1 Year [Percent]	8.12%
Average Annual Total Returns, 5 Years [Percent]	2.64%
Average Annual Total Returns, 10 Years [Percent]	4.73%
Manning & Napier Pro-Blend Cnsrv Term S: Class S [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Manning & Napier Pro-Blend Cnsrv Term S: Class S
Portfolio Company Adviser [Text Block]	Manning & Napier Advisors, LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	4.27%
Average Annual Total Returns, 5 Years [Percent]	3.21%
Average Annual Total Returns, 10 Years [Percent]	3.59%
Manning & Napier Pro-Blend Extnd Term S: Class S [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Manning & Napier Pro-Blend Extnd Term S: Class S
Portfolio Company Adviser [Text Block]	Manning & Napier Advisors, LLC
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	7.18%
Average Annual Total Returns, 5 Years [Percent]	5.74%
Average Annual Total Returns, 10 Years [Percent]	5.53%
Manning & Napier Pro-Blend Max Term S: Class S [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Manning & Napier Pro-Blend Max Term S: Class S
Portfolio Company Adviser [Text Block]	Manning & Napier Advisors, LLC
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	11.89%
Average Annual Total Returns, 5 Years [Percent]	8.92%
Average Annual Total Returns, 10 Years [Percent]	8.48%
Manning & Napier Pro-Blend Mod Term S: Class S [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Manning & Napier Pro-Blend Mod Term S: Class S
Portfolio Company Adviser [Text Block]	Manning & Napier Advisors, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	6.13%
Average Annual Total Returns, 5 Years [Percent]	4.58%
Average Annual Total Returns, 10 Years [Percent]	4.45%
MassMutual Small Cap Gr Eq I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MassMutual Small Cap Gr Eq I: Class Inst
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP;Invesco Advisers, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	15.53%
Average Annual Total Returns, 5 Years [Percent]	9.28%
Average Annual Total Returns, 10 Years [Percent]	10.12%
MassMutual Total Return Bond I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MassMutual Total Return Bond I: Class Inst
Portfolio Company Adviser [Text Block]	TCW Group
Portfolio Company Subadviser [Text Block]	Metropolitan West Asset Management, LLC.
Current Expenses [Percent]	0.33%	[3]
Average Annual Total Returns, 1 Year [Percent]	0.80%
Average Annual Total Returns, 5 Years [Percent]	(0.24%)
Average Annual Total Returns, 10 Years [Percent]	1.44%
Monteagle Opportunity Equity Instl: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Monteagle Opportunity Equity Instl: Class Inst
Portfolio Company Adviser [Text Block]	Henssler Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Gw Henssler & Associates Ltd
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	15.37%
Average Annual Total Returns, 5 Years [Percent]	11.88%
Average Annual Total Returns, 10 Years [Percent]	10.23%
Monteagle Opportunity Equity Inv: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Monteagle Opportunity Equity Inv: Class Inv
Portfolio Company Adviser [Text Block]	Henssler Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Gw Henssler & Associates Ltd
Current Expenses [Percent]	1.78%
Average Annual Total Returns, 1 Year [Percent]	7.73%
Average Annual Total Returns, 5 Years [Percent]	9.30%
Average Annual Total Returns, 10 Years [Percent]	7.69%
NYLI WMC Value Class R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	NYLI WMC Value Class R6: Class Retirement
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	11.02%
NYLI Winslow Large Cap Growth Class R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	NYLI Winslow Large Cap Growth Class R6: Class Retirement
Portfolio Company Adviser [Text Block]	Winslow Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Winslow Capital Management, LLC
Current Expenses [Percent]	0.62%	[3]
Average Annual Total Returns, 1 Year [Percent]	29.77%
Average Annual Total Returns, 5 Years [Percent]	17.01%
Average Annual Total Returns, 10 Years [Percent]	15.43%
Nationwide Geneva Mid Cap Gr R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nationwide Geneva Mid Cap Gr R6: Class Retirement
Portfolio Company Adviser [Text Block]	Geneva Capital Management
Portfolio Company Subadviser [Text Block]	Geneva Capital Management, LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	10.66%
Average Annual Total Returns, 5 Years [Percent]	9.94%
Average Annual Total Returns, 10 Years [Percent]	10.35%
Nationwide Geneva Small Cap Gr R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nationwide Geneva Small Cap Gr R6: Class Retirement
Portfolio Company Adviser [Text Block]	Geneva Capital Management
Portfolio Company Subadviser [Text Block]	Geneva Capital Management, LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	14.77%
Average Annual Total Returns, 5 Years [Percent]	8.93%
Average Annual Total Returns, 10 Years [Percent]	11.33%
Nationwide NYSE Arca Tech 100 Idx R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nationwide NYSE Arca Tech 100 Idx R6: Class Retirement
Portfolio Company Adviser [Text Block]	Mellon Investments Corporation
Portfolio Company Subadviser [Text Block]	Mellon Investments Corporation
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	19.94%
Average Annual Total Returns, 5 Years [Percent]	14.54%
Average Annual Total Returns, 10 Years [Percent]	14.59%
Needham Aggressive Growth Institutional: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Needham Aggressive Growth Institutional: Class Inst
Portfolio Company Adviser [Text Block]	Needham Investment Management, LLC
Current Expenses [Percent]	1.22%	[3]
Average Annual Total Returns, 1 Year [Percent]	14.86%
Average Annual Total Returns, 5 Years [Percent]	19.59%
Neuberger Berman Emerg Mkts Eq A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Neuberger Berman Emerg Mkts Eq A: Class A
Portfolio Company Adviser [Text Block]	Neuberger Berman
Current Expenses [Percent]	1.54%	[11]
Average Annual Total Returns, 1 Year [Percent]	12.62%
Average Annual Total Returns, 5 Years [Percent]	(0.54%)
Average Annual Total Returns, 10 Years [Percent]	2.61%
Neuberger Berman Emerg Mkts Eq R3: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Neuberger Berman Emerg Mkts Eq R3: Class Retirement
Portfolio Company Adviser [Text Block]	Neuberger Berman
Current Expenses [Percent]	1.95%	[7]
Average Annual Total Returns, 1 Year [Percent]	12.16%
Average Annual Total Returns, 5 Years [Percent]	(0.95%)
Average Annual Total Returns, 10 Years [Percent]	2.19%
Neuberger Berman Focus Adv: Class Adv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Neuberger Berman Focus Adv: Class Adv
Portfolio Company Adviser [Text Block]	Neuberger Berman
Current Expenses [Percent]	1.35%
Average Annual Total Returns, 1 Year [Percent]	21.11%
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]	8.29%
Neuberger Berman High Income Bond R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Neuberger Berman High Income Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	Neuberger Berman
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	8.03%
Average Annual Total Returns, 5 Years [Percent]	3.50%
Average Annual Total Returns, 10 Years [Percent]	4.29%
Neuberger Berman Intrinsic Value R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Neuberger Berman Intrinsic Value R6: Class Retirement
Portfolio Company Adviser [Text Block]	Neuberger Berman
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	7.71%
Average Annual Total Returns, 5 Years [Percent]	9.60%
Neuberger Berman Large Cap Value Adv: Class Adv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Neuberger Berman Large Cap Value Adv: Class Adv
Portfolio Company Adviser [Text Block]	Neuberger Berman
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	10.56%
Average Annual Total Returns, 5 Years [Percent]	9.19%
Average Annual Total Returns, 10 Years [Percent]	9.11%
Neuberger Berman Large Cap Value R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Neuberger Berman Large Cap Value R6: Class Retirement
Portfolio Company Adviser [Text Block]	Neuberger Berman
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	11.21%
Average Annual Total Returns, 5 Years [Percent]	9.84%
Neuberger Berman M/C Intrinsic Val A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Neuberger Berman M/C Intrinsic Val A: Class A
Portfolio Company Adviser [Text Block]	Neuberger Berman
Current Expenses [Percent]	1.21%	[11]
Average Annual Total Returns, 1 Year [Percent]	8.83%
Average Annual Total Returns, 5 Years [Percent]	6.56%
Average Annual Total Returns, 10 Years [Percent]	5.64%
Neuberger Berman M/C Intrinsic Val R3: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Neuberger Berman M/C Intrinsic Val R3: Class Retirement
Portfolio Company Adviser [Text Block]	Neuberger Berman
Current Expenses [Percent]	1.46%	[7]
Average Annual Total Returns, 1 Year [Percent]	8.53%
Average Annual Total Returns, 5 Years [Percent]	6.29%
Average Annual Total Returns, 10 Years [Percent]	5.37%
Neuberger Berman Small Cap Growth A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Neuberger Berman Small Cap Growth A: Class A
Portfolio Company Adviser [Text Block]	Neuberger Berman
Current Expenses [Percent]	1.27%	[11]
Average Annual Total Returns, 1 Year [Percent]	25.59%
Average Annual Total Returns, 5 Years [Percent]	9.08%
Average Annual Total Returns, 10 Years [Percent]	10.87%
Neuberger Berman Small Cap Growth R3: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Neuberger Berman Small Cap Growth R3: Class Retirement
Portfolio Company Adviser [Text Block]	Neuberger Berman
Current Expenses [Percent]	1.52%	[7]
Average Annual Total Returns, 1 Year [Percent]	25.27%
Average Annual Total Returns, 5 Years [Percent]	8.81%
Average Annual Total Returns, 10 Years [Percent]	10.60%
Neuberger Berman Small Cap Growth R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Neuberger Berman Small Cap Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Neuberger Berman
Current Expenses [Percent]	0.81%	[3]
Average Annual Total Returns, 1 Year [Percent]	26.17%
Average Annual Total Returns, 5 Years [Percent]	9.58%
Neuberger Berman Strategic Income R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Neuberger Berman Strategic Income R6: Class Retirement
Portfolio Company Adviser [Text Block]	Neuberger Berman
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	6.10%
Average Annual Total Returns, 5 Years [Percent]	3.05%
Average Annual Total Returns, 10 Years [Percent]	3.46%
Neuberger Berman Sustainable Equity A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Neuberger Berman Sustainable Equity A: Class A
Portfolio Company Adviser [Text Block]	Neuberger Berman
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	27.95%
Average Annual Total Returns, 5 Years [Percent]	14.06%
Average Annual Total Returns, 10 Years [Percent]	11.41%
Neuberger Berman Sustainable Equity R3: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Neuberger Berman Sustainable Equity R3: Class Retirement
Portfolio Company Adviser [Text Block]	Neuberger Berman
Current Expenses [Percent]	1.32%
Average Annual Total Returns, 1 Year [Percent]	27.62%
Average Annual Total Returns, 5 Years [Percent]	13.77%
Average Annual Total Returns, 10 Years [Percent]	11.13%
Neuberger Berman Sustainable Equity R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Neuberger Berman Sustainable Equity R6: Class Retirement
Portfolio Company Adviser [Text Block]	Neuberger Berman
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	28.50%
Average Annual Total Returns, 5 Years [Percent]	14.59%
Average Annual Total Returns, 10 Years [Percent]	11.92%
North Square Multi Strategy A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	North Square Multi Strategy A: Class A
Portfolio Company Adviser [Text Block]	Oak Ridge Investments, LLC
Portfolio Company Subadviser [Text Block]	NSI Retail Advisors, LLC
Current Expenses [Percent]	1.56%
Average Annual Total Returns, 1 Year [Percent]	12.12%
Average Annual Total Returns, 5 Years [Percent]	9.47%
Average Annual Total Returns, 10 Years [Percent]	9.06%
North Square Multi Strategy I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	North Square Multi Strategy I: Class Inst
Portfolio Company Adviser [Text Block]	Oak Ridge Investments, LLC
Portfolio Company Subadviser [Text Block]	NSI Retail Advisors, LLC
Current Expenses [Percent]	1.32%
Average Annual Total Returns, 1 Year [Percent]	12.40%
Average Annual Total Returns, 5 Years [Percent]	9.88%
Average Annual Total Returns, 10 Years [Percent]	9.38%
North Square Spectrum Alpha Fund A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	North Square Spectrum Alpha Fund A: Class A
Portfolio Company Adviser [Text Block]	Oak Ridge Investments, LLC
Portfolio Company Subadviser [Text Block]	NSI Retail Advisors, LLC
Current Expenses [Percent]	2.24%
Average Annual Total Returns, 1 Year [Percent]	15.06%
Average Annual Total Returns, 5 Years [Percent]	8.42%
Average Annual Total Returns, 10 Years [Percent]	7.09%
North Square Spectrum Alpha I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	North Square Spectrum Alpha I: Class Inst
Portfolio Company Adviser [Text Block]	Oak Ridge Investments, LLC
Portfolio Company Subadviser [Text Block]	NSI Retail Advisors, LLC
Current Expenses [Percent]	1.99%
Average Annual Total Returns, 1 Year [Percent]	15.34%
Average Annual Total Returns, 5 Years [Percent]	8.69%
Average Annual Total Returns, 10 Years [Percent]	7.39%
Northern Small Cap Value: Class No Load [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Northern Small Cap Value: Class No Load
Portfolio Company Adviser [Text Block]	Northern Trust Asset Management
Current Expenses [Percent]	0.51%	[11]
Average Annual Total Returns, 1 Year [Percent]	5.34%
Average Annual Total Returns, 5 Years [Percent]	6.13%
Average Annual Total Returns, 10 Years [Percent]	6.31%
Northern US Quality ESG K: Class Other [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Northern US Quality ESG K: Class Other
Portfolio Company Adviser [Text Block]	Northern Trust Asset Management
Current Expenses [Percent]	0.39%	[3]
Average Annual Total Returns, 1 Year [Percent]	20.72%
Average Annual Total Returns, 5 Years [Percent]	14.13%
Nuveen Bond Index R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Bond Index R6: Class Retirement
Portfolio Company Adviser [Text Block]	TIAA-CREF
Current Expenses [Percent]	0.07%
Average Annual Total Returns, 1 Year [Percent]	1.43%
Average Annual Total Returns, 5 Years [Percent]	(0.38%)
Average Annual Total Returns, 10 Years [Percent]	1.24%
Nuveen Bond Index Retirement: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Bond Index Retirement: Class Retirement
Portfolio Company Adviser [Text Block]	TIAA-CREF
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	1.07%
Average Annual Total Returns, 5 Years [Percent]	(0.63%)
Average Annual Total Returns, 10 Years [Percent]	0.98%
Nuveen Core Equity R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Core Equity R6: Class Retirement
Portfolio Company Adviser [Text Block]	SEI Trust Company
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	28.98%
Average Annual Total Returns, 5 Years [Percent]	15.05%
Average Annual Total Returns, 10 Years [Percent]	13.01%
Nuveen Core Equity Retire: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Core Equity Retire: Class Retirement
Portfolio Company Adviser [Text Block]	SEI Trust Company
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	28.60%
Average Annual Total Returns, 5 Years [Percent]	14.76%
Average Annual Total Returns, 10 Years [Percent]	12.73%
Nuveen Core Impact Bond R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Core Impact Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	Nuveen Fund Advisors, LLC.
Current Expenses [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	2.56%
Average Annual Total Returns, 5 Years [Percent]	(0.11%)
Average Annual Total Returns, 10 Years [Percent]	1.70%
Nuveen Core Impact Bond Retirement: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Core Impact Bond Retirement: Class Retirement
Portfolio Company Adviser [Text Block]	Nuveen Fund Advisors, LLC.
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	2.19%
Average Annual Total Returns, 5 Years [Percent]	(0.36%)
Average Annual Total Returns, 10 Years [Percent]	1.45%
Nuveen Core Plus Bond R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Core Plus Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	Nuveen Fund Advisors, LLC.
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	3.11%
Average Annual Total Returns, 5 Years [Percent]	0.58%
Average Annual Total Returns, 10 Years [Percent]	2.18%
Nuveen Core Plus Bond R: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Core Plus Bond R: Class Retirement
Portfolio Company Adviser [Text Block]	Nuveen Fund Advisors, LLC.
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	2.85%
Average Annual Total Returns, 5 Years [Percent]	0.34%
Average Annual Total Returns, 10 Years [Percent]	1.92%
Nuveen Dividend Value A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Dividend Value A: Class A
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.95%	[11]
Average Annual Total Returns, 1 Year [Percent]	12.14%
Average Annual Total Returns, 5 Years [Percent]	6.90%
Average Annual Total Returns, 10 Years [Percent]	7.68%
Nuveen Emerging Markets Eq Idx Retire: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Emerging Markets Eq Idx Retire: Class Retirement
Portfolio Company Adviser [Text Block]	TIAA-CREF
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	6.50%
Average Annual Total Returns, 5 Years [Percent]	0.94%
Average Annual Total Returns, 10 Years [Percent]	3.15%
Nuveen International Eq Idx R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen International Eq Idx R6: Class Retirement
Portfolio Company Adviser [Text Block]	TIAA-CREF
Current Expenses [Percent]	0.05%
Average Annual Total Returns, 1 Year [Percent]	3.70%
Average Annual Total Returns, 5 Years [Percent]	4.83%
Average Annual Total Returns, 10 Years [Percent]	5.38%
Nuveen International Eq Idx Retire: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen International Eq Idx Retire: Class Retirement
Portfolio Company Adviser [Text Block]	TIAA-CREF
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	3.41%
Average Annual Total Returns, 5 Years [Percent]	4.56%
Average Annual Total Returns, 10 Years [Percent]	5.11%
Nuveen International Opps A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen International Opps A: Class A
Portfolio Company Adviser [Text Block]	TIAA-CREF
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	0.41%
Average Annual Total Returns, 5 Years [Percent]	3.39%
Average Annual Total Returns, 10 Years [Percent]	5.47%
Nuveen International Opps R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen International Opps R6: Class Retirement
Portfolio Company Adviser [Text Block]	TIAA-CREF
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	0.72%
Average Annual Total Returns, 5 Years [Percent]	3.78%
Average Annual Total Returns, 10 Years [Percent]	5.88%
Nuveen International Res Eq R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen International Res Eq R6: Class Retirement
Portfolio Company Adviser [Text Block]	TIAA-CREF
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	3.18%
Average Annual Total Returns, 5 Years [Percent]	5.22%
Nuveen Large Cap Gr Idx R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Large Cap Gr Idx R6: Class Retirement
Portfolio Company Adviser [Text Block]	TIAA-CREF
Current Expenses [Percent]	0.05%
Average Annual Total Returns, 1 Year [Percent]	33.28%
Average Annual Total Returns, 5 Years [Percent]	18.91%
Average Annual Total Returns, 10 Years [Percent]	16.71%
Nuveen Large Cap Gr Idx Retire: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Large Cap Gr Idx Retire: Class Retirement
Portfolio Company Adviser [Text Block]	TIAA-CREF
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	32.95%
Average Annual Total Returns, 5 Years [Percent]	18.61%
Average Annual Total Returns, 10 Years [Percent]	16.41%
Nuveen Large Cap Growth R: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Large Cap Growth R: Class Retirement
Portfolio Company Adviser [Text Block]	TIAA-CREF
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	28.85%
Average Annual Total Returns, 5 Years [Percent]	16.25%
Average Annual Total Returns, 10 Years [Percent]	14.84%
Nuveen Large Cap Responsible Eq R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Large Cap Responsible Eq R6: Class Retirement
Portfolio Company Adviser [Text Block]	TIAA-CREF
Current Expenses [Percent]	0.17%
Average Annual Total Returns, 1 Year [Percent]	18.24%
Average Annual Total Returns, 5 Years [Percent]	12.63%
Average Annual Total Returns, 10 Years [Percent]	11.67%
Nuveen Large Cap Responsible Eq Ret: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Large Cap Responsible Eq Ret: Class Retirement
Portfolio Company Adviser [Text Block]	TIAA-CREF
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	17.94%
Average Annual Total Returns, 5 Years [Percent]	12.35%
Average Annual Total Returns, 10 Years [Percent]	11.39%
Nuveen Large Cap Value Idx R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Large Cap Value Idx R6: Class Retirement
Portfolio Company Adviser [Text Block]	Nuveen Fund Advisors, LLC.
Current Expenses [Percent]	0.05%
Average Annual Total Returns, 1 Year [Percent]	14.27%
Average Annual Total Returns, 5 Years [Percent]	8.67%
Average Annual Total Returns, 10 Years [Percent]	8.45%
Nuveen Large Cap Value Idx Retire: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Large Cap Value Idx Retire: Class Retirement
Portfolio Company Adviser [Text Block]	Nuveen Fund Advisors, LLC.
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	14.02%
Average Annual Total Returns, 5 Years [Percent]	8.40%
Average Annual Total Returns, 10 Years [Percent]	8.18%
Nuveen Large Cap Value Retire: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Large Cap Value Retire: Class Retirement
Portfolio Company Adviser [Text Block]	TIAA-CREF
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	14.54%
Average Annual Total Returns, 5 Years [Percent]	9.66%
Average Annual Total Returns, 10 Years [Percent]	8.23%
Nuveen Lifecycle 2010 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Lifecycle 2010 R6: Class Retirement
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.37%	[3]
Average Annual Total Returns, 1 Year [Percent]	7.59%
Average Annual Total Returns, 5 Years [Percent]	4.46%
Average Annual Total Returns, 10 Years [Percent]	5.19%
Nuveen Lifecycle 2015 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Lifecycle 2015 R6: Class Retirement
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.38%	[3]
Average Annual Total Returns, 1 Year [Percent]	7.86%
Average Annual Total Returns, 5 Years [Percent]	4.69%
Average Annual Total Returns, 10 Years [Percent]	5.48%
Nuveen Lifecycle 2020 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Lifecycle 2020 R6: Class Retirement
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.39%	[3]
Average Annual Total Returns, 1 Year [Percent]	8.33%
Average Annual Total Returns, 5 Years [Percent]	5.05%
Average Annual Total Returns, 10 Years [Percent]	5.87%
Nuveen Lifecycle 2025 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Lifecycle 2025 R6: Class Retirement
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.40%	[3]
Average Annual Total Returns, 1 Year [Percent]	9.06%
Average Annual Total Returns, 5 Years [Percent]	5.67%
Average Annual Total Returns, 10 Years [Percent]	6.43%
Nuveen Lifecycle 2030 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Lifecycle 2030 R6: Class Retirement
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.41%	[3]
Average Annual Total Returns, 1 Year [Percent]	10.16%
Average Annual Total Returns, 5 Years [Percent]	6.41%
Average Annual Total Returns, 10 Years [Percent]	7.04%
Nuveen Lifecycle 2035 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Lifecycle 2035 R6: Class Retirement
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.42%	[3]
Average Annual Total Returns, 1 Year [Percent]	11.36%
Average Annual Total Returns, 5 Years [Percent]	7.22%
Average Annual Total Returns, 10 Years [Percent]	7.67%
Nuveen Lifecycle 2040 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Lifecycle 2040 R6: Class Retirement
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.43%	[3]
Average Annual Total Returns, 1 Year [Percent]	12.76%
Average Annual Total Returns, 5 Years [Percent]	8.17%
Average Annual Total Returns, 10 Years [Percent]	8.34%
Nuveen Lifecycle 2045 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Lifecycle 2045 R6: Class Retirement
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.44%	[3]
Average Annual Total Returns, 1 Year [Percent]	13.80%
Average Annual Total Returns, 5 Years [Percent]	8.86%
Average Annual Total Returns, 10 Years [Percent]	8.81%
Nuveen Lifecycle 2050 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Lifecycle 2050 R6: Class Retirement
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.45%	[3]
Average Annual Total Returns, 1 Year [Percent]	14.27%
Average Annual Total Returns, 5 Years [Percent]	9.09%
Average Annual Total Returns, 10 Years [Percent]	8.97%
Nuveen Lifecycle 2055 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Lifecycle 2055 R6: Class Retirement
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.45%	[3]
Average Annual Total Returns, 1 Year [Percent]	14.46%
Average Annual Total Returns, 5 Years [Percent]	9.19%
Average Annual Total Returns, 10 Years [Percent]	9.06%
Nuveen Lifecycle 2060 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Lifecycle 2060 R6: Class Retirement
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.45%	[3]
Average Annual Total Returns, 1 Year [Percent]	14.56%
Average Annual Total Returns, 5 Years [Percent]	9.31%
Average Annual Total Returns, 10 Years [Percent]	9.16%
Nuveen Lifecycle 2065 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Lifecycle 2065 R6: Class Retirement
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.45%	[3]
Average Annual Total Returns, 1 Year [Percent]	14.71%
Nuveen Lifecycle Index 2010 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Lifecycle Index 2010 R6: Class Retirement
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.10%	[3]
Average Annual Total Returns, 1 Year [Percent]	7.40%
Average Annual Total Returns, 5 Years [Percent]	4.45%
Average Annual Total Returns, 10 Years [Percent]	5.07%
Nuveen Lifecycle Index 2010 Retire: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Lifecycle Index 2010 Retire: Class Retirement
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.35%	[11]
Average Annual Total Returns, 1 Year [Percent]	7.15%
Average Annual Total Returns, 5 Years [Percent]	4.19%
Average Annual Total Returns, 10 Years [Percent]	4.81%
Nuveen Lifecycle Index 2015 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Lifecycle Index 2015 R6: Class Retirement
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.10%	[3]
Average Annual Total Returns, 1 Year [Percent]	8.06%
Average Annual Total Returns, 5 Years [Percent]	4.89%
Average Annual Total Returns, 10 Years [Percent]	5.49%
Nuveen Lifecycle Index 2015 Retire: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Lifecycle Index 2015 Retire: Class Retirement
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.35%	[11]
Average Annual Total Returns, 1 Year [Percent]	7.78%
Average Annual Total Returns, 5 Years [Percent]	4.62%
Average Annual Total Returns, 10 Years [Percent]	5.22%
Nuveen Lifecycle Index 2020 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Lifecycle Index 2020 R6: Class Retirement
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.10%	[3]
Average Annual Total Returns, 1 Year [Percent]	8.71%
Average Annual Total Returns, 5 Years [Percent]	5.29%
Average Annual Total Returns, 10 Years [Percent]	5.93%
Nuveen Lifecycle Index 2020 Retire: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Lifecycle Index 2020 Retire: Class Retirement
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.35%	[11]
Average Annual Total Returns, 1 Year [Percent]	8.44%
Average Annual Total Returns, 5 Years [Percent]	5.04%
Average Annual Total Returns, 10 Years [Percent]	5.66%
Nuveen Lifecycle Index 2025 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Lifecycle Index 2025 R6: Class Retirement
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.10%	[3]
Average Annual Total Returns, 1 Year [Percent]	9.48%
Average Annual Total Returns, 5 Years [Percent]	5.93%
Average Annual Total Returns, 10 Years [Percent]	6.53%
Nuveen Lifecycle Index 2025 Retire: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Lifecycle Index 2025 Retire: Class Retirement
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.35%	[11]
Average Annual Total Returns, 1 Year [Percent]	9.18%
Average Annual Total Returns, 5 Years [Percent]	5.66%
Average Annual Total Returns, 10 Years [Percent]	6.26%
Nuveen Lifecycle Index 2030 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Lifecycle Index 2030 R6: Class Retirement
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.10%	[3]
Average Annual Total Returns, 1 Year [Percent]	10.60%
Average Annual Total Returns, 5 Years [Percent]	6.66%
Average Annual Total Returns, 10 Years [Percent]	7.19%
Nuveen Lifecycle Index 2030 Retire: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Lifecycle Index 2030 Retire: Class Retirement
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.35%	[11]
Average Annual Total Returns, 1 Year [Percent]	10.29%
Average Annual Total Returns, 5 Years [Percent]	6.40%
Average Annual Total Returns, 10 Years [Percent]	6.92%
Nuveen Lifecycle Index 2035 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Lifecycle Index 2035 R6: Class Retirement
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.10%	[3]
Average Annual Total Returns, 1 Year [Percent]	11.84%
Average Annual Total Returns, 5 Years [Percent]	7.50%
Average Annual Total Returns, 10 Years [Percent]	7.87%
Nuveen Lifecycle Index 2035 Retire: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Lifecycle Index 2035 Retire: Class Retirement
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.35%	[11]
Average Annual Total Returns, 1 Year [Percent]	11.60%
Average Annual Total Returns, 5 Years [Percent]	7.23%
Average Annual Total Returns, 10 Years [Percent]	7.60%
Nuveen Lifecycle Index 2040 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Lifecycle Index 2040 R6: Class Retirement
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.10%	[3]
Average Annual Total Returns, 1 Year [Percent]	13.52%
Average Annual Total Returns, 5 Years [Percent]	8.50%
Average Annual Total Returns, 10 Years [Percent]	8.61%
Nuveen Lifecycle Index 2040 Retire: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Lifecycle Index 2040 Retire: Class Retirement
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.35%	[11]
Average Annual Total Returns, 1 Year [Percent]	13.26%
Average Annual Total Returns, 5 Years [Percent]	8.23%
Average Annual Total Returns, 10 Years [Percent]	8.34%
Nuveen Lifecycle Index 2045 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Lifecycle Index 2045 R6: Class Retirement
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.10%	[3]
Average Annual Total Returns, 1 Year [Percent]	14.63%
Average Annual Total Returns, 5 Years [Percent]	9.23%
Average Annual Total Returns, 10 Years [Percent]	9.13%
Nuveen Lifecycle Index 2045 Retire: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Lifecycle Index 2045 Retire: Class Retirement
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.35%	[11]
Average Annual Total Returns, 1 Year [Percent]	14.35%
Average Annual Total Returns, 5 Years [Percent]	8.95%
Average Annual Total Returns, 10 Years [Percent]	8.86%
Nuveen Lifecycle Index 2050 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Lifecycle Index 2050 R6: Class Retirement
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.10%	[3]
Average Annual Total Returns, 1 Year [Percent]	15.18%
Average Annual Total Returns, 5 Years [Percent]	9.48%
Average Annual Total Returns, 10 Years [Percent]	9.31%
Nuveen Lifecycle Index 2050 Retire: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Lifecycle Index 2050 Retire: Class Retirement
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.35%	[11]
Average Annual Total Returns, 1 Year [Percent]	14.88%
Average Annual Total Returns, 5 Years [Percent]	9.20%
Average Annual Total Returns, 10 Years [Percent]	9.04%
Nuveen Lifecycle Index 2055 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Lifecycle Index 2055 R6: Class Retirement
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.10%	[3]
Average Annual Total Returns, 1 Year [Percent]	15.35%
Average Annual Total Returns, 5 Years [Percent]	9.58%
Average Annual Total Returns, 10 Years [Percent]	9.41%
Nuveen Lifecycle Index 2055 Retire: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Lifecycle Index 2055 Retire: Class Retirement
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.35%	[11]
Average Annual Total Returns, 1 Year [Percent]	15.08%
Average Annual Total Returns, 5 Years [Percent]	9.31%
Average Annual Total Returns, 10 Years [Percent]	9.14%
Nuveen Lifecycle Index 2060 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Lifecycle Index 2060 R6: Class Retirement
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.10%	[3]
Average Annual Total Returns, 1 Year [Percent]	15.59%
Average Annual Total Returns, 5 Years [Percent]	9.73%
Average Annual Total Returns, 10 Years [Percent]	9.53%
Nuveen Lifecycle Index 2060 Retire: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Lifecycle Index 2060 Retire: Class Retirement
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.35%	[11]
Average Annual Total Returns, 1 Year [Percent]	15.29%
Average Annual Total Returns, 5 Years [Percent]	9.45%
Average Annual Total Returns, 10 Years [Percent]	9.26%
Nuveen Lifecycle Index 2065 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Lifecycle Index 2065 R6: Class Retirement
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.10%	[3]
Average Annual Total Returns, 1 Year [Percent]	15.76%
Nuveen Lifecycle Index 2065 Ret: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Lifecycle Index 2065 Ret: Class Retirement
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.35%	[11]
Average Annual Total Returns, 1 Year [Percent]	15.48%
Nuveen Lifecycle Index Ret Inc R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Lifecycle Index Ret Inc R6: Class Retirement
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.10%	[3]
Average Annual Total Returns, 1 Year [Percent]	7.86%
Average Annual Total Returns, 5 Years [Percent]	4.63%
Average Annual Total Returns, 10 Years [Percent]	5.08%
Nuveen Lifecycle Index Ret Inc Retire: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Lifecycle Index Ret Inc Retire: Class Retirement
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.35%	[11]
Average Annual Total Returns, 1 Year [Percent]	7.61%
Average Annual Total Returns, 5 Years [Percent]	4.36%
Average Annual Total Returns, 10 Years [Percent]	4.82%
Nuveen Lifecycle Retire Income R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Lifecycle Retire Income R6: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.37%	[3]
Average Annual Total Returns, 1 Year [Percent]	7.66%
Average Annual Total Returns, 5 Years [Percent]	4.43%
Average Annual Total Returns, 10 Years [Percent]	5.08%
Nuveen Lifestyle Aggressive Gr A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Lifestyle Aggressive Gr A: Class A
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.94%	[11]
Average Annual Total Returns, 1 Year [Percent]	15.20%
Average Annual Total Returns, 5 Years [Percent]	9.55%
Average Annual Total Returns, 10 Years [Percent]	9.10%
Nuveen Lifestyle Aggressive Gr R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Lifestyle Aggressive Gr R6: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.65%	[3]
Average Annual Total Returns, 1 Year [Percent]	15.46%
Average Annual Total Returns, 5 Years [Percent]	9.87%
Average Annual Total Returns, 10 Years [Percent]	9.43%
Nuveen Lifestyle Conservative R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Lifestyle Conservative R6: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.49%	[3]
Average Annual Total Returns, 1 Year [Percent]	8.34%
Average Annual Total Returns, 5 Years [Percent]	4.72%
Average Annual Total Returns, 10 Years [Percent]	5.16%
Nuveen Lifestyle Growth A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Lifestyle Growth A: Class A
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.81%	[11]
Average Annual Total Returns, 1 Year [Percent]	12.63%
Average Annual Total Returns, 5 Years [Percent]	7.77%
Average Annual Total Returns, 10 Years [Percent]	7.75%
Nuveen Lifestyle Growth R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Lifestyle Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.53%	[3]
Average Annual Total Returns, 1 Year [Percent]	12.98%
Average Annual Total Returns, 5 Years [Percent]	8.07%
Average Annual Total Returns, 10 Years [Percent]	8.06%
Nuveen Lifestyle Income R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Lifestyle Income R6: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.44%	[3]
Average Annual Total Returns, 1 Year [Percent]	6.23%
Average Annual Total Returns, 5 Years [Percent]	3.12%
Average Annual Total Returns, 10 Years [Percent]	3.64%
Nuveen Lifestyle Moderate R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Lifestyle Moderate R6: Class Retirement
Portfolio Company Adviser [Text Block]	Teachers Advisors LLC
Current Expenses [Percent]	0.54%	[3]
Average Annual Total Returns, 1 Year [Percent]	10.44%
Average Annual Total Returns, 5 Years [Percent]	6.26%
Average Annual Total Returns, 10 Years [Percent]	6.65%
Nuveen Mid Cap Value 1 A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Mid Cap Value 1 A: Class A
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	1.13%	[11]
Average Annual Total Returns, 1 Year [Percent]	10.42%
Average Annual Total Returns, 5 Years [Percent]	9.25%
Average Annual Total Returns, 10 Years [Percent]	8.62%
Nuveen Mid Cap Value 1 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Mid Cap Value 1 R6: Class Retirement
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.75%	[3]
Average Annual Total Returns, 1 Year [Percent]	10.85%
Average Annual Total Returns, 5 Years [Percent]	9.67%
Nuveen Mid Cap Value A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Mid Cap Value A: Class A
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	14.14%
Average Annual Total Returns, 5 Years [Percent]	7.36%
Average Annual Total Returns, 10 Years [Percent]	6.59%
Nuveen Mid Cap Value R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Mid Cap Value R6: Class Retirement
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	14.49%
Average Annual Total Returns, 5 Years [Percent]	7.69%
Average Annual Total Returns, 10 Years [Percent]	6.91%
Nuveen Quant Mid Cap Growth Retire: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Quant Mid Cap Growth Retire: Class Retirement
Portfolio Company Adviser [Text Block]	TIAA-CREF
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	8.23%
Average Annual Total Returns, 5 Years [Percent]	5.44%
Average Annual Total Returns, 10 Years [Percent]	7.26%
Nuveen Quant Small Cap Equity R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Quant Small Cap Equity R6: Class Retirement
Portfolio Company Adviser [Text Block]	TIAA-CREF
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	16.26%
Average Annual Total Returns, 5 Years [Percent]	10.49%
Average Annual Total Returns, 10 Years [Percent]	9.51%
Nuveen Real Estate Sec Sel R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Real Estate Sec Sel R6: Class Retirement
Portfolio Company Adviser [Text Block]	TIAA-CREF
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	5.31%
Average Annual Total Returns, 5 Years [Percent]	3.53%
Average Annual Total Returns, 10 Years [Percent]	6.26%
Nuveen Real Estate Securities A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Real Estate Securities A: Class A
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	5.78%
Average Annual Total Returns, 5 Years [Percent]	3.13%
Average Annual Total Returns, 10 Years [Percent]	4.78%
Nuveen Real Estate Securities R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Real Estate Securities R6: Class Retirement
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	6.20%
Average Annual Total Returns, 5 Years [Percent]	3.54%
Average Annual Total Returns, 10 Years [Percent]	5.20%
Nuveen Small Cap Select A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Small Cap Select A: Class A
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	1.19%	[11]
Average Annual Total Returns, 1 Year [Percent]	16.65%
Average Annual Total Returns, 5 Years [Percent]	10.01%
Average Annual Total Returns, 10 Years [Percent]	9.15%
Nuveen Small Cap Value A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Small Cap Value A: Class A
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	1.20%	[11]
Average Annual Total Returns, 1 Year [Percent]	14.54%
Average Annual Total Returns, 5 Years [Percent]	7.57%
Average Annual Total Returns, 10 Years [Percent]	6.64%
Nuveen Small Cap Value R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Small Cap Value R6: Class Retirement
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.79%	[3]
Average Annual Total Returns, 1 Year [Percent]	15.02%
Average Annual Total Returns, 5 Years [Percent]	8.02%
Nuveen Small/Mid Cap Growth Opp A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Small/Mid Cap Growth Opp A: Class A
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Asset Management, LLC
Current Expenses [Percent]	1.13%	[11]
Average Annual Total Returns, 1 Year [Percent]	13.39%
Average Annual Total Returns, 5 Years [Percent]	7.62%
Average Annual Total Returns, 10 Years [Percent]	8.11%
Nuveen Small/Mid Cap Growth Opp R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Small/Mid Cap Growth Opp R6: Class Retirement
Portfolio Company Adviser [Text Block]	Nuveen Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.80%	[3]
Average Annual Total Returns, 1 Year [Percent]	13.74%
Average Annual Total Returns, 5 Years [Percent]	7.97%
Average Annual Total Returns, 10 Years [Percent]	8.50%
Oakmark Equity and Income Institutional: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Oakmark Equity and Income Institutional: Class Inst
Portfolio Company Adviser [Text Block]	Harris Associates L.P.
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	8.99%
Average Annual Total Returns, 5 Years [Percent]	8.24%
Oakmark International Small Cap Instl: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Oakmark International Small Cap Instl: Class Inst
Portfolio Company Adviser [Text Block]	Harris Associates L.P.
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(2.73%)
Average Annual Total Returns, 5 Years [Percent]	4.66%
Oakmark R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Oakmark R6: Class Retirement
Portfolio Company Adviser [Text Block]	Harris Associates L.P.
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	16.33%
PGIM Absolute Return Bond R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PGIM Absolute Return Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	PGIM Fixed Income
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	7.94%
Average Annual Total Returns, 5 Years [Percent]	3.44%
Average Annual Total Returns, 10 Years [Percent]	3.61%
PGIM Global Real Estate A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PGIM Global Real Estate A: Class A	[8]
Portfolio Company Adviser [Text Block]	PGIM, Inc	[8]
Portfolio Company Subadviser [Text Block]	PGIM Real Estate;PGIM Real Estate (UK) Limited	[8]
Current Expenses [Percent]	1.38%	[8]
Average Annual Total Returns, 1 Year [Percent]	3.19%	[8]
Average Annual Total Returns, 5 Years [Percent]	0.25%	[8]
Average Annual Total Returns, 10 Years [Percent]	2.87%	[8]
PGIM Global Real Estate R2: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PGIM Global Real Estate R2: Class Retirement
Portfolio Company Adviser [Text Block]	PGIM, Inc
Portfolio Company Subadviser [Text Block]	PGIM Real Estate;PGIM Real Estate (UK) Limited
Current Expenses [Percent]	1.31%	[7]
Average Annual Total Returns, 1 Year [Percent]	3.25%
Average Annual Total Returns, 5 Years [Percent]	0.30%
PGIM Global Real Estate R4: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PGIM Global Real Estate R4: Class Retirement
Portfolio Company Adviser [Text Block]	PGIM, Inc
Portfolio Company Subadviser [Text Block]	PGIM Real Estate;PGIM Real Estate (UK) Limited
Current Expenses [Percent]	1.06%	[11]
Average Annual Total Returns, 1 Year [Percent]	3.55%
Average Annual Total Returns, 5 Years [Percent]	0.55%
PGIM Global Real Estate R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PGIM Global Real Estate R6: Class Retirement
Portfolio Company Adviser [Text Block]	PGIM, Inc
Portfolio Company Subadviser [Text Block]	PGIM Real Estate;PGIM Real Estate (UK) Limited
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	3.79%
Average Annual Total Returns, 5 Years [Percent]	0.80%
Average Annual Total Returns, 10 Years [Percent]	3.44%
PGIM Global Real Estate Z: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PGIM Global Real Estate Z: Class Inst	[10]
Portfolio Company Adviser [Text Block]	PGIM, Inc	[10]
Portfolio Company Subadviser [Text Block]	PGIM Real Estate;PGIM Real Estate (UK) Limited	[10]
Current Expenses [Percent]	0.97%	[10]
Average Annual Total Returns, 1 Year [Percent]	3.64%	[10]
Average Annual Total Returns, 5 Years [Percent]	0.66%	[10]
Average Annual Total Returns, 10 Years [Percent]	3.29%	[10]
PGIM Global Total Return R4: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PGIM Global Total Return R4: Class Retirement
Portfolio Company Adviser [Text Block]	PGIM Fixed Income
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income
Current Expenses [Percent]	0.83%	[11]
Average Annual Total Returns, 1 Year [Percent]	0.08%
Average Annual Total Returns, 5 Years [Percent]	(2.52%)
PGIM Global Total Return R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PGIM Global Total Return R6: Class Retirement
Portfolio Company Adviser [Text Block]	PGIM Fixed Income
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	0.57%
Average Annual Total Returns, 5 Years [Percent]	(2.20%)
Average Annual Total Returns, 10 Years [Percent]	1.12%
PGIM High Yield A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PGIM High Yield A: Class A	[8]
Portfolio Company Adviser [Text Block]	PGIM Fixed Income	[8]
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income	[8]
Current Expenses [Percent]	0.74%	[8]
Average Annual Total Returns, 1 Year [Percent]	8.07%	[8]
Average Annual Total Returns, 5 Years [Percent]	3.55%	[8]
Average Annual Total Returns, 10 Years [Percent]	5.00%	[8]
PGIM High Yield R2: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PGIM High Yield R2: Class Retirement
Portfolio Company Adviser [Text Block]	PGIM Fixed Income
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income
Current Expenses [Percent]	0.91%	[7]
Average Annual Total Returns, 1 Year [Percent]	7.88%
Average Annual Total Returns, 5 Years [Percent]	3.35%
PGIM High Yield R4: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PGIM High Yield R4: Class Retirement
Portfolio Company Adviser [Text Block]	PGIM Fixed Income
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income
Current Expenses [Percent]	0.66%	[11]
Average Annual Total Returns, 1 Year [Percent]	8.16%
Average Annual Total Returns, 5 Years [Percent]	3.65%
PGIM High Yield R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PGIM High Yield R6: Class Retirement
Portfolio Company Adviser [Text Block]	PGIM Fixed Income
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	8.46%
Average Annual Total Returns, 5 Years [Percent]	3.93%
Average Annual Total Returns, 10 Years [Percent]	5.38%
PGIM High Yield Z: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PGIM High Yield Z: Class Inst	[10]
Portfolio Company Adviser [Text Block]	PGIM Fixed Income	[10]
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income	[10]
Current Expenses [Percent]	0.51%	[10]
Average Annual Total Returns, 1 Year [Percent]	8.32%	[10]
Average Annual Total Returns, 5 Years [Percent]	3.81%	[10]
Average Annual Total Returns, 10 Years [Percent]	5.27%	[10]
PGIM Jennison Financial Services A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PGIM Jennison Financial Services A: Class A	[8]
Portfolio Company Adviser [Text Block]	Jennison Associates LLC	[8]
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC	[8]
Current Expenses [Percent]	1.32%	[8]
Average Annual Total Returns, 1 Year [Percent]	32.55%	[8]
Average Annual Total Returns, 5 Years [Percent]	13.01%	[8]
Average Annual Total Returns, 10 Years [Percent]	9.06%	[8]
PGIM Jennison Financial Services Z: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PGIM Jennison Financial Services Z: Class Inst	[10]
Portfolio Company Adviser [Text Block]	Jennison Associates LLC	[10]
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC	[10]
Current Expenses [Percent]	1.05%	[10]
Average Annual Total Returns, 1 Year [Percent]	32.94%	[10]
Average Annual Total Returns, 5 Years [Percent]	13.33%	[10]
Average Annual Total Returns, 10 Years [Percent]	9.40%	[10]
PGIM Jennison Focused Growth A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PGIM Jennison Focused Growth A: Class A	[8]
Portfolio Company Adviser [Text Block]	Jennison Associates LLC	[8]
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC	[8]
Current Expenses [Percent]	1.05%	[7],[8]
Average Annual Total Returns, 1 Year [Percent]	31.53%	[8]
Average Annual Total Returns, 5 Years [Percent]	15.91%	[8]
Average Annual Total Returns, 10 Years [Percent]	15.34%	[8]
PGIM Jennison Focused Growth R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PGIM Jennison Focused Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Jennison Associates LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.67%	[3]
Average Annual Total Returns, 1 Year [Percent]	31.99%
Average Annual Total Returns, 5 Years [Percent]	16.35%
Average Annual Total Returns, 10 Years [Percent]	15.74%
PGIM Jennison Focused Growth Z: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PGIM Jennison Focused Growth Z: Class Inst	[10]
Portfolio Company Adviser [Text Block]	Jennison Associates LLC	[10]
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC	[10]
Current Expenses [Percent]	0.75%	[10],[11]
Average Annual Total Returns, 1 Year [Percent]	31.90%	[10]
Average Annual Total Returns, 5 Years [Percent]	16.25%	[10]
Average Annual Total Returns, 10 Years [Percent]	15.68%	[10]
PGIM Jennison Global Opportunities R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PGIM Jennison Global Opportunities R6: Class Retirement
Portfolio Company Adviser [Text Block]	Jennison Associates LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	22.38%
Average Annual Total Returns, 5 Years [Percent]	14.56%
Average Annual Total Returns, 10 Years [Percent]	14.54%
PGIM Jennison Growth R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PGIM Jennison Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Jennison Associates LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	30.74%
Average Annual Total Returns, 5 Years [Percent]	17.81%
PGIM Jennison Health Sciences A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PGIM Jennison Health Sciences A: Class A	[8]
Portfolio Company Adviser [Text Block]	Jennison Associates LLC	[8]
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC	[8]
Current Expenses [Percent]	1.13%	[8]
Average Annual Total Returns, 1 Year [Percent]	8.52%	[8]
Average Annual Total Returns, 5 Years [Percent]	10.35%	[8]
Average Annual Total Returns, 10 Years [Percent]	8.15%	[8]
PGIM Jennison Health Sciences R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PGIM Jennison Health Sciences R6: Class Retirement
Portfolio Company Adviser [Text Block]	Jennison Associates LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	8.89%
Average Annual Total Returns, 5 Years [Percent]	10.75%
PGIM Jennison Health Sciences Z: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PGIM Jennison Health Sciences Z: Class Inst	[10]
Portfolio Company Adviser [Text Block]	Jennison Associates LLC	[10]
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC	[10]
Current Expenses [Percent]	0.86%	[10]
Average Annual Total Returns, 1 Year [Percent]	8.81%	[10]
Average Annual Total Returns, 5 Years [Percent]	10.67%	[10]
Average Annual Total Returns, 10 Years [Percent]	8.46%	[10]
PGIM Jennison International Opps R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PGIM Jennison International Opps R6: Class Retirement
Portfolio Company Adviser [Text Block]	Jennison Associates LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	6.89%
Average Annual Total Returns, 5 Years [Percent]	7.44%
PGIM Jennison Mid-Cap Growth A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PGIM Jennison Mid-Cap Growth A: Class A	[8]
Portfolio Company Adviser [Text Block]	Jennison Associates LLC	[8]
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC	[8]
Current Expenses [Percent]	1.04%	[8]
Average Annual Total Returns, 1 Year [Percent]	11.64%	[8]
Average Annual Total Returns, 5 Years [Percent]	10.04%	[8]
Average Annual Total Returns, 10 Years [Percent]	9.61%	[8]
PGIM Jennison Mid-Cap Growth R2: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PGIM Jennison Mid-Cap Growth R2: Class Retirement
Portfolio Company Adviser [Text Block]	Jennison Associates LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	1.08%	[7]
Average Annual Total Returns, 1 Year [Percent]	11.64%
Average Annual Total Returns, 5 Years [Percent]	10.01%
PGIM Jennison Mid-Cap Growth R4: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PGIM Jennison Mid-Cap Growth R4: Class Retirement
Portfolio Company Adviser [Text Block]	Jennison Associates LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.83%	[11]
Average Annual Total Returns, 1 Year [Percent]	11.90%
Average Annual Total Returns, 5 Years [Percent]	10.28%
PGIM Jennison Mid-Cap Growth R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PGIM Jennison Mid-Cap Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Jennison Associates LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	12.15%
Average Annual Total Returns, 5 Years [Percent]	10.54%
Average Annual Total Returns, 10 Years [Percent]	10.11%
PGIM Jennison Mid-Cap Growth Z: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PGIM Jennison Mid-Cap Growth Z: Class Inst	[10]
Portfolio Company Adviser [Text Block]	Jennison Associates LLC	[10]
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC	[10]
Current Expenses [Percent]	0.72%	[10]
Average Annual Total Returns, 1 Year [Percent]	12.01%	[10]
Average Annual Total Returns, 5 Years [Percent]	10.41%	[10]
Average Annual Total Returns, 10 Years [Percent]	9.95%	[10]
PGIM Jennison Natural Resources A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PGIM Jennison Natural Resources A: Class A	[8]
Portfolio Company Adviser [Text Block]	Jennison Associates LLC	[8]
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC	[8]
Current Expenses [Percent]	1.26%	[8]
Average Annual Total Returns, 1 Year [Percent]	0.80%	[8]
Average Annual Total Returns, 5 Years [Percent]	11.67%	[8]
Average Annual Total Returns, 10 Years [Percent]	3.80%	[8]
PGIM Jennison Natural Resources R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PGIM Jennison Natural Resources R6: Class Retirement
Portfolio Company Adviser [Text Block]	Jennison Associates LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	1.22%
Average Annual Total Returns, 5 Years [Percent]	12.20%
Average Annual Total Returns, 10 Years [Percent]	4.29%
PGIM Jennison Natural Resources Z: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PGIM Jennison Natural Resources Z: Class Inst	[10]
Portfolio Company Adviser [Text Block]	Jennison Associates LLC	[10]
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC	[10]
Current Expenses [Percent]	0.92%	[10]
Average Annual Total Returns, 1 Year [Percent]	1.15%	[10]
Average Annual Total Returns, 5 Years [Percent]	12.09%	[10]
Average Annual Total Returns, 10 Years [Percent]	4.17%	[10]
PGIM Jennison Small Company A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PGIM Jennison Small Company A: Class A	[8]
Portfolio Company Adviser [Text Block]	Jennison Associates LLC	[8]
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC	[8]
Current Expenses [Percent]	1.13%	[8]
Average Annual Total Returns, 1 Year [Percent]	13.67%	[8]
Average Annual Total Returns, 5 Years [Percent]	11.00%	[8]
Average Annual Total Returns, 10 Years [Percent]	9.31%	[8]
PGIM Jennison Small Company R2: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PGIM Jennison Small Company R2: Class Retirement
Portfolio Company Adviser [Text Block]	Jennison Associates LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	1.18%	[7]
Average Annual Total Returns, 1 Year [Percent]	13.59%
Average Annual Total Returns, 5 Years [Percent]	10.96%
PGIM Jennison Small Company R4: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PGIM Jennison Small Company R4: Class Retirement
Portfolio Company Adviser [Text Block]	Jennison Associates LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.93%	[11]
Average Annual Total Returns, 1 Year [Percent]	13.90%
Average Annual Total Returns, 5 Years [Percent]	11.23%
PGIM Jennison Small Company R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PGIM Jennison Small Company R6: Class Retirement
Portfolio Company Adviser [Text Block]	Jennison Associates LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	14.18%
Average Annual Total Returns, 5 Years [Percent]	11.50%
Average Annual Total Returns, 10 Years [Percent]	9.81%
PGIM Jennison Small Company Z: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PGIM Jennison Small Company Z: Class Inst	[10]
Portfolio Company Adviser [Text Block]	Jennison Associates LLC	[10]
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC	[10]
Current Expenses [Percent]	0.81%	[10]
Average Annual Total Returns, 1 Year [Percent]	14.05%	[10]
Average Annual Total Returns, 5 Years [Percent]	11.38%	[10]
Average Annual Total Returns, 10 Years [Percent]	9.65%	[10]
PGIM Quant Solutions Mid-Cap Val A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PGIM Quant Solutions Mid-Cap Val A: Class A	[8]
Portfolio Company Adviser [Text Block]	PGIM Quantitative Solutions LLC	[8]
Portfolio Company Subadviser [Text Block]	PGIM Quantitative Solutions LLC	[8]
Current Expenses [Percent]	1.13%	[7],[8]
Average Annual Total Returns, 1 Year [Percent]	11.36%	[8]
Average Annual Total Returns, 5 Years [Percent]	7.10%	[8]
Average Annual Total Returns, 10 Years [Percent]	5.55%	[8]
PGIM Quant Solutions Mid-Cap Val R2: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PGIM Quant Solutions Mid-Cap Val R2: Class Retirement
Portfolio Company Adviser [Text Block]	PGIM Quantitative Solutions LLC
Portfolio Company Subadviser [Text Block]	PGIM Quantitative Solutions LLC
Current Expenses [Percent]	1.23%	[7]
Average Annual Total Returns, 1 Year [Percent]	11.23%
Average Annual Total Returns, 5 Years [Percent]	6.99%
PGIM Quant Solutions Mid-Cap Val R4: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PGIM Quant Solutions Mid-Cap Val R4: Class Retirement
Portfolio Company Adviser [Text Block]	PGIM Quantitative Solutions LLC
Portfolio Company Subadviser [Text Block]	PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.98%	[11]
Average Annual Total Returns, 1 Year [Percent]	11.55%
Average Annual Total Returns, 5 Years [Percent]	7.26%
PGIM Quant Solutions Mid-Cap Val R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PGIM Quant Solutions Mid-Cap Val R6: Class Retirement
Portfolio Company Adviser [Text Block]	PGIM Quantitative Solutions LLC
Portfolio Company Subadviser [Text Block]	PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.73%	[3]
Average Annual Total Returns, 1 Year [Percent]	11.86%
Average Annual Total Returns, 5 Years [Percent]	7.54%
Average Annual Total Returns, 10 Years [Percent]	5.98%
PGIM Quant Solutions Mid-Cap Val Z: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PGIM Quant Solutions Mid-Cap Val Z: Class Inst	[10]
Portfolio Company Adviser [Text Block]	PGIM Quantitative Solutions LLC	[10]
Portfolio Company Subadviser [Text Block]	PGIM Quantitative Solutions LLC	[10]
Current Expenses [Percent]	0.89%	[10],[11]
Average Annual Total Returns, 1 Year [Percent]	11.65%	[10]
Average Annual Total Returns, 5 Years [Percent]	7.38%	[10]
Average Annual Total Returns, 10 Years [Percent]	5.82%	[10]
PGIM Quant Solutions Small-Cap Val R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PGIM Quant Solutions Small-Cap Val R6: Class Retirement
Portfolio Company Adviser [Text Block]	PGIM Quantitative Solutions LLC
Portfolio Company Subadviser [Text Block]	PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.68%	[3]
Average Annual Total Returns, 1 Year [Percent]	5.14%
Average Annual Total Returns, 5 Years [Percent]	8.52%
Average Annual Total Returns, 10 Years [Percent]	6.80%
PGIM Short Duration High Yield Income R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PGIM Short Duration High Yield Income R6: Class Retirement	[9]
Portfolio Company Adviser [Text Block]	PGIM Fixed Income	[9]
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income	[9]
Current Expenses [Percent]	0.70%	[3],[9]
Average Annual Total Returns, 1 Year [Percent]	7.17%	[9]
Average Annual Total Returns, 5 Years [Percent]	4.47%	[9]
Average Annual Total Returns, 10 Years [Percent]	4.89%	[9]
PGIM Target Date 2015 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PGIM Target Date 2015 R6: Class Retirement	[6]
Portfolio Company Adviser [Text Block]	Prudential Retirement	[6]
Portfolio Company Subadviser [Text Block]	PGIM DC Solutions LLC	[6]
Current Expenses [Percent]	0.25%	[3],[6]
Average Annual Total Returns, 1 Year [Percent]	6.87%	[6]
Average Annual Total Returns, 5 Years [Percent]	4.36%	[6]
PGIM Target Date 2020 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PGIM Target Date 2020 R6: Class Retirement
Portfolio Company Adviser [Text Block]	Prudential Retirement
Portfolio Company Subadviser [Text Block]	PGIM DC Solutions LLC
Current Expenses [Percent]	0.25%	[3]
Average Annual Total Returns, 1 Year [Percent]	7.58%
Average Annual Total Returns, 5 Years [Percent]	4.87%
PGIM Target Date 2025 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PGIM Target Date 2025 R6: Class Retirement
Portfolio Company Adviser [Text Block]	Prudential Retirement
Portfolio Company Subadviser [Text Block]	PGIM DC Solutions LLC
Current Expenses [Percent]	0.25%	[3]
Average Annual Total Returns, 1 Year [Percent]	8.40%
Average Annual Total Returns, 5 Years [Percent]	5.45%
PGIM Target Date 2030 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PGIM Target Date 2030 R6: Class Retirement
Portfolio Company Adviser [Text Block]	Prudential Retirement
Portfolio Company Subadviser [Text Block]	PGIM DC Solutions LLC
Current Expenses [Percent]	0.25%	[3]
Average Annual Total Returns, 1 Year [Percent]	9.43%
Average Annual Total Returns, 5 Years [Percent]	6.24%
PGIM Target Date 2035 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PGIM Target Date 2035 R6: Class Retirement
Portfolio Company Adviser [Text Block]	Prudential Retirement
Portfolio Company Subadviser [Text Block]	PGIM DC Solutions LLC
Current Expenses [Percent]	0.25%	[3]
Average Annual Total Returns, 1 Year [Percent]	11.08%
Average Annual Total Returns, 5 Years [Percent]	7.30%
PGIM Target Date 2040 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PGIM Target Date 2040 R6: Class Retirement
Portfolio Company Adviser [Text Block]	Prudential Retirement
Portfolio Company Subadviser [Text Block]	PGIM DC Solutions LLC
Current Expenses [Percent]	0.25%	[3]
Average Annual Total Returns, 1 Year [Percent]	12.29%
Average Annual Total Returns, 5 Years [Percent]	7.95%
PGIM Target Date 2045 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PGIM Target Date 2045 R6: Class Retirement
Portfolio Company Adviser [Text Block]	Prudential Retirement
Portfolio Company Subadviser [Text Block]	PGIM DC Solutions LLC
Current Expenses [Percent]	0.25%	[3]
Average Annual Total Returns, 1 Year [Percent]	12.79%
Average Annual Total Returns, 5 Years [Percent]	8.38%
PGIM Target Date 2050 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PGIM Target Date 2050 R6: Class Retirement
Portfolio Company Adviser [Text Block]	Prudential Retirement
Portfolio Company Subadviser [Text Block]	PGIM DC Solutions LLC
Current Expenses [Percent]	0.25%	[3]
Average Annual Total Returns, 1 Year [Percent]	13.47%
Average Annual Total Returns, 5 Years [Percent]	8.71%
PGIM Target Date 2055 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PGIM Target Date 2055 R6: Class Retirement
Portfolio Company Adviser [Text Block]	Prudential Retirement
Portfolio Company Subadviser [Text Block]	PGIM DC Solutions LLC
Current Expenses [Percent]	0.25%	[3]
Average Annual Total Returns, 1 Year [Percent]	13.79%
Average Annual Total Returns, 5 Years [Percent]	8.88%
PGIM Target Date 2060 R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PGIM Target Date 2060 R6: Class Retirement
Portfolio Company Adviser [Text Block]	Prudential Retirement
Portfolio Company Subadviser [Text Block]	PGIM DC Solutions LLC
Current Expenses [Percent]	0.25%	[3]
Average Annual Total Returns, 1 Year [Percent]	13.68%
Average Annual Total Returns, 5 Years [Percent]	8.94%
PGIM Target Date Income R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PGIM Target Date Income R6: Class Retirement
Portfolio Company Adviser [Text Block]	Prudential Retirement
Portfolio Company Subadviser [Text Block]	PGIM DC Solutions LLC
Current Expenses [Percent]	0.25%	[3]
Average Annual Total Returns, 1 Year [Percent]	6.72%
Average Annual Total Returns, 5 Years [Percent]	4.05%
PGIM Total Return Bond A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PGIM Total Return Bond A: Class A	[8]
Portfolio Company Adviser [Text Block]	PGIM Fixed Income	[8]
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income	[8]
Current Expenses [Percent]	0.76%	[7],[8]
Average Annual Total Returns, 1 Year [Percent]	2.57%	[8]
Average Annual Total Returns, 5 Years [Percent]	(0.17%)	[8]
Average Annual Total Returns, 10 Years [Percent]	1.88%	[8]
PGIM Total Return Bond R2: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PGIM Total Return Bond R2: Class Retirement
Portfolio Company Adviser [Text Block]	PGIM Fixed Income
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income
Current Expenses [Percent]	0.89%	[7]
Average Annual Total Returns, 1 Year [Percent]	2.43%
Average Annual Total Returns, 5 Years [Percent]	(0.30%)
PGIM Total Return Bond R4: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PGIM Total Return Bond R4: Class Retirement
Portfolio Company Adviser [Text Block]	PGIM Fixed Income
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income
Current Expenses [Percent]	0.64%	[11]
Average Annual Total Returns, 1 Year [Percent]	2.77%
Average Annual Total Returns, 5 Years [Percent]	(0.05%)
PGIM Total Return Bond R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PGIM Total Return Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	PGIM Fixed Income
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income
Current Expenses [Percent]	0.39%	[3]
Average Annual Total Returns, 1 Year [Percent]	3.03%
Average Annual Total Returns, 5 Years [Percent]	0.20%
Average Annual Total Returns, 10 Years [Percent]	2.25%
PGIM Total Return Bond Z: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PGIM Total Return Bond Z: Class Inst	[10]
Portfolio Company Adviser [Text Block]	PGIM Fixed Income	[10]
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income	[10]
Current Expenses [Percent]	0.49%	[10],[11]
Average Annual Total Returns, 1 Year [Percent]	2.84%	[10]
Average Annual Total Returns, 5 Years [Percent]	0.10%	[10]
Average Annual Total Returns, 10 Years [Percent]	2.15%	[10]
PIMCO All Asset Admin: Class Other [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PIMCO All Asset Admin: Class Other
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Portfolio Company Subadviser [Text Block]	Research Affiliates LLC
Current Expenses [Percent]	2.12%	[11]
Average Annual Total Returns, 1 Year [Percent]	3.86%
Average Annual Total Returns, 5 Years [Percent]	4.37%
Average Annual Total Returns, 10 Years [Percent]	4.40%
PIMCO All Asset Instl: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PIMCO All Asset Instl: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Portfolio Company Subadviser [Text Block]	Research Affiliates LLC
Current Expenses [Percent]	1.87%	[3]
Average Annual Total Returns, 1 Year [Percent]	4.12%
Average Annual Total Returns, 5 Years [Percent]	4.61%
Average Annual Total Returns, 10 Years [Percent]	4.65%
PIMCO All Asset R: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PIMCO All Asset R: Class Retirement
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Portfolio Company Subadviser [Text Block]	Research Affiliates LLC
Current Expenses [Percent]	2.57%	[7]
Average Annual Total Returns, 1 Year [Percent]	3.37%
Average Annual Total Returns, 5 Years [Percent]	3.89%
Average Annual Total Returns, 10 Years [Percent]	3.91%
PIMCO CommoditiesPLUS® Strategy Instl: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PIMCO CommoditiesPLUS® Strategy Instl: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.83%	[3]
Average Annual Total Returns, 1 Year [Percent]	8.48%
Average Annual Total Returns, 5 Years [Percent]	11.68%
Average Annual Total Returns, 10 Years [Percent]	5.62%
PIMCO Commodity Real Ret Strat Admin: Class Other [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PIMCO Commodity Real Ret Strat Admin: Class Other
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.25%	[11]
Average Annual Total Returns, 1 Year [Percent]	4.54%
Average Annual Total Returns, 5 Years [Percent]	7.02%
Average Annual Total Returns, 10 Years [Percent]	1.61%
PIMCO Commodity Real Ret Strat Instl: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PIMCO Commodity Real Ret Strat Instl: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.00%	[3]
Average Annual Total Returns, 1 Year [Percent]	4.69%
Average Annual Total Returns, 5 Years [Percent]	7.27%
Average Annual Total Returns, 10 Years [Percent]	1.86%
PIMCO Commodity Real Ret Strat R: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PIMCO Commodity Real Ret Strat R: Class Retirement
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.70%	[7]
Average Annual Total Returns, 1 Year [Percent]	3.98%
Average Annual Total Returns, 5 Years [Percent]	6.54%
Average Annual Total Returns, 10 Years [Percent]	1.14%
PIMCO Extended Duration Instl: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PIMCO Extended Duration Instl: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	6.20%
Average Annual Total Returns, 1 Year [Percent]	(12.61%)
Average Annual Total Returns, 5 Years [Percent]	(8.56%)
Average Annual Total Returns, 10 Years [Percent]	(2.11%)
PIMCO GNMA and Government Secs Instl: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PIMCO GNMA and Government Secs Instl: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.46%
Average Annual Total Returns, 1 Year [Percent]	1.79%
Average Annual Total Returns, 5 Years [Percent]	(0.20%)
Average Annual Total Returns, 10 Years [Percent]	1.14%
PIMCO Global Bond Opps (USD-Hdg) Instl: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PIMCO Global Bond Opps (USD-Hdg) Instl: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	4.83%
Average Annual Total Returns, 5 Years [Percent]	2.57%
Average Annual Total Returns, 10 Years [Percent]	2.94%
PIMCO High Yield Admin: Class Other [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PIMCO High Yield Admin: Class Other
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	6.50%
Average Annual Total Returns, 5 Years [Percent]	3.06%
Average Annual Total Returns, 10 Years [Percent]	4.30%
PIMCO High Yield Instl: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PIMCO High Yield Instl: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	6.77%
Average Annual Total Returns, 5 Years [Percent]	3.32%
Average Annual Total Returns, 10 Years [Percent]	4.56%
PIMCO High Yield R: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PIMCO High Yield R: Class Retirement
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	6.13%
Average Annual Total Returns, 5 Years [Percent]	2.70%
Average Annual Total Returns, 10 Years [Percent]	3.93%
PIMCO Income Adm: Class Other [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PIMCO Income Adm: Class Other
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	5.16%
Average Annual Total Returns, 5 Years [Percent]	2.64%
Average Annual Total Returns, 10 Years [Percent]	4.01%
PIMCO Income Instl: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PIMCO Income Instl: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	5.42%
Average Annual Total Returns, 5 Years [Percent]	2.89%
Average Annual Total Returns, 10 Years [Percent]	4.27%
PIMCO Income R: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PIMCO Income R: Class Retirement
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.48%
Average Annual Total Returns, 1 Year [Percent]	4.74%
Average Annual Total Returns, 5 Years [Percent]	2.23%
Average Annual Total Returns, 10 Years [Percent]	3.59%
PIMCO International Bond (USD-Hdg) Instl: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PIMCO International Bond (USD-Hdg) Instl: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	5.68%
Average Annual Total Returns, 5 Years [Percent]	1.72%
Average Annual Total Returns, 10 Years [Percent]	2.93%
PIMCO International Bond (Unhedged)Instl: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PIMCO International Bond (Unhedged)Instl: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(1.65%)
Average Annual Total Returns, 5 Years [Percent]	(2.26%)
Average Annual Total Returns, 10 Years [Percent]	(0.14%)
PIMCO Investment Grade Credit Bond Adm: Class Other [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PIMCO Investment Grade Credit Bond Adm: Class Other
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.34%
Average Annual Total Returns, 1 Year [Percent]	3.02%
Average Annual Total Returns, 5 Years [Percent]	(0.21%)
Average Annual Total Returns, 10 Years [Percent]	2.44%
PIMCO Investment Grade Credit Bond Instl: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PIMCO Investment Grade Credit Bond Instl: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	3.27%
Average Annual Total Returns, 5 Years [Percent]	0.04%
Average Annual Total Returns, 10 Years [Percent]	2.69%
PIMCO Long Duration Total Return A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PIMCO Long Duration Total Return A: Class A
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	3.39%
Average Annual Total Returns, 1 Year [Percent]	(2.58%)
Average Annual Total Returns, 5 Years [Percent]	(2.84%)
PIMCO Long Duration Total Return Instl: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PIMCO Long Duration Total Return Instl: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	2.99%
Average Annual Total Returns, 1 Year [Percent]	(2.19%)
Average Annual Total Returns, 5 Years [Percent]	(2.44%)
Average Annual Total Returns, 10 Years [Percent]	1.63%
PIMCO Long-Term Credit Bond Instl: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PIMCO Long-Term Credit Bond Instl: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.51%
Average Annual Total Returns, 1 Year [Percent]	(0.07%)
Average Annual Total Returns, 5 Years [Percent]	(1.84%)
Average Annual Total Returns, 10 Years [Percent]	2.68%
PIMCO Long-Term US Government A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PIMCO Long-Term US Government A: Class A
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	2.22%
Average Annual Total Returns, 1 Year [Percent]	(5.98%)
Average Annual Total Returns, 5 Years [Percent]	(5.18%)
Average Annual Total Returns, 10 Years [Percent]	(1.00%)
PIMCO Long-Term US Government Instl: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PIMCO Long-Term US Government Instl: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.87%
Average Annual Total Returns, 1 Year [Percent]	(5.65%)
Average Annual Total Returns, 5 Years [Percent]	(4.85%)
Average Annual Total Returns, 10 Years [Percent]	(0.65%)
PIMCO Low Duration Instl: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PIMCO Low Duration Instl: Class Inst	[13]
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC	[13]
Current Expenses [Percent]	0.50%	[13]
Average Annual Total Returns, 1 Year [Percent]	4.82%	[13]
Average Annual Total Returns, 5 Years [Percent]	1.46%	[13]
Average Annual Total Returns, 10 Years [Percent]	1.66%	[13]
PIMCO Moderate Duration Instl: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PIMCO Moderate Duration Instl: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	3.62%
Average Annual Total Returns, 5 Years [Percent]	1.32%
Average Annual Total Returns, 10 Years [Percent]	1.98%
PIMCO RAE US Small Instl: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PIMCO RAE US Small Instl: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Portfolio Company Subadviser [Text Block]	Research Affiliates LLC
Current Expenses [Percent]	0.50%	[4]
Average Annual Total Returns, 1 Year [Percent]	22.08%
Average Annual Total Returns, 5 Years [Percent]	15.96%
PIMCO RealPath Blend 2025 Institutional: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PIMCO RealPath Blend 2025 Institutional: Class Inst	[5]
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC	[5]
Current Expenses [Percent]	0.68%	[4],[5]
Average Annual Total Returns, 1 Year [Percent]	6.26%	[5]
Average Annual Total Returns, 5 Years [Percent]	4.77%	[5]
Average Annual Total Returns, 10 Years [Percent]	5.62%	[5]
PIMCO RealPath Blend 2030 Institutional: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PIMCO RealPath Blend 2030 Institutional: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.57%	[4]
Average Annual Total Returns, 1 Year [Percent]	8.31%
Average Annual Total Returns, 5 Years [Percent]	5.58%
Average Annual Total Returns, 10 Years [Percent]	6.37%
PIMCO RealPath Blend 2035 Institutional: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PIMCO RealPath Blend 2035 Institutional: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.45%	[4]
Average Annual Total Returns, 1 Year [Percent]	10.43%
Average Annual Total Returns, 5 Years [Percent]	6.78%
Average Annual Total Returns, 10 Years [Percent]	7.12%
PIMCO RealPath Blend 2040 Institutional: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PIMCO RealPath Blend 2040 Institutional: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.35%	[4]
Average Annual Total Returns, 1 Year [Percent]	12.24%
Average Annual Total Returns, 5 Years [Percent]	7.66%
Average Annual Total Returns, 10 Years [Percent]	7.69%
PIMCO RealPath Blend 2045 Institutional: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PIMCO RealPath Blend 2045 Institutional: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.25%	[4]
Average Annual Total Returns, 1 Year [Percent]	13.44%
Average Annual Total Returns, 5 Years [Percent]	8.30%
Average Annual Total Returns, 10 Years [Percent]	8.05%
PIMCO RealPath Blend 2050 Institutional: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PIMCO RealPath Blend 2050 Institutional: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.19%	[4]
Average Annual Total Returns, 1 Year [Percent]	14.18%
Average Annual Total Returns, 5 Years [Percent]	8.68%
Average Annual Total Returns, 10 Years [Percent]	8.31%
PIMCO RealPath Blend 2055 Institutional: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PIMCO RealPath Blend 2055 Institutional: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.16%	[4]
Average Annual Total Returns, 1 Year [Percent]	14.63%
Average Annual Total Returns, 5 Years [Percent]	8.85%
Average Annual Total Returns, 10 Years [Percent]	8.36%
PIMCO RealPath Blend 2060 Institutional: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PIMCO RealPath Blend 2060 Institutional: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.15%	[4]
Average Annual Total Returns, 1 Year [Percent]	15.06%
Average Annual Total Returns, 5 Years [Percent]	9.09%
PIMCO RealPath Blend Inc Institutional: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PIMCO RealPath Blend Inc Institutional: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.71%	[4]
Average Annual Total Returns, 1 Year [Percent]	5.92%
Average Annual Total Returns, 5 Years [Percent]	4.12%
Average Annual Total Returns, 10 Years [Percent]	5.02%
PIMCO Real Return Admin: Class Other [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PIMCO Real Return Admin: Class Other
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	2.33%
Average Annual Total Returns, 5 Years [Percent]	1.87%
Average Annual Total Returns, 10 Years [Percent]	2.04%
PIMCO Real Return Instl: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PIMCO Real Return Instl: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	2.59%
Average Annual Total Returns, 5 Years [Percent]	2.13%
Average Annual Total Returns, 10 Years [Percent]	2.29%
PIMCO Real Return R: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PIMCO Real Return R: Class Retirement
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	1.92%
Average Annual Total Returns, 5 Years [Percent]	1.47%
Average Annual Total Returns, 10 Years [Percent]	1.63%
PIMCO Realpath Blend 2065 Institutional: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PIMCO Realpath Blend 2065 Institutional: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.15%
Average Annual Total Returns, 1 Year [Percent]	15.11%
PIMCO StocksPLUS® Instl: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PIMCO StocksPLUS® Instl: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	24.97%
Average Annual Total Returns, 5 Years [Percent]	13.57%
Average Annual Total Returns, 10 Years [Percent]	12.56%
PIMCO StocksPLUS® Intl (USD-Hedged) Inst: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PIMCO StocksPLUS® Intl (USD-Hedged) Inst: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	14.88%
Average Annual Total Returns, 5 Years [Percent]	9.39%
Average Annual Total Returns, 10 Years [Percent]	8.86%
PIMCO StocksPLUS® Long Duration Instl: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PIMCO StocksPLUS® Long Duration Instl: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	2.88%
Average Annual Total Returns, 1 Year [Percent]	15.38%
Average Annual Total Returns, 5 Years [Percent]	7.42%
Average Annual Total Returns, 10 Years [Percent]	11.81%
PIMCO StocksPLUS® Small Institutional: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PIMCO StocksPLUS® Small Institutional: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	12.62%
Average Annual Total Returns, 5 Years [Percent]	6.51%
Average Annual Total Returns, 10 Years [Percent]	7.67%
PIMCO Total Return Admin: Class Other [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PIMCO Total Return Admin: Class Other
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	2.35%
Average Annual Total Returns, 5 Years [Percent]	(0.02%)
Average Annual Total Returns, 10 Years [Percent]	1.47%
PIMCO Total Return II Instl: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PIMCO Total Return II Instl: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	2.55%
Average Annual Total Returns, 10 Years [Percent]	1.63%
PIMCO Total Return Instl: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PIMCO Total Return Instl: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	2.61%
Average Annual Total Returns, 5 Years [Percent]	0.23%
Average Annual Total Returns, 10 Years [Percent]	1.73%
PIMCO Total Return R: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PIMCO Total Return R: Class Retirement
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	2.00%
Average Annual Total Returns, 5 Years [Percent]	(0.36%)
Average Annual Total Returns, 10 Years [Percent]	1.11%
Parametric Emerging Markets R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Parametric Emerging Markets R6: Class Retirement
Portfolio Company Adviser [Text Block]	Parametric Portfolio Associates LLC
Portfolio Company Subadviser [Text Block]	Parametric Portfolio Associates LLC
Current Expenses [Percent]	1.17%	[3]
Average Annual Total Returns, 1 Year [Percent]	5.72%
Average Annual Total Returns, 5 Years [Percent]	2.16%
Average Annual Total Returns, 10 Years [Percent]	2.61%
Parnassus Core Equity Investor: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Parnassus Core Equity Investor: Class Inv
Portfolio Company Adviser [Text Block]	Parnassus Investments LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	18.52%
Average Annual Total Returns, 5 Years [Percent]	13.25%
Average Annual Total Returns, 10 Years [Percent]	12.02%
Parnassus Mid-Cap: Class No Load [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Parnassus Mid-Cap: Class No Load
Portfolio Company Adviser [Text Block]	Parnassus Investments LLC
Current Expenses [Percent]	0.96%	[11]
Average Annual Total Returns, 1 Year [Percent]	9.99%
Average Annual Total Returns, 5 Years [Percent]	5.38%
Average Annual Total Returns, 10 Years [Percent]	7.61%
Parnassus Mid Cap Growth Investor: Class No Load [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Parnassus Mid Cap Growth Investor: Class No Load
Portfolio Company Adviser [Text Block]	Parnassus Investments LLC
Current Expenses [Percent]	0.80%	[11]
Average Annual Total Returns, 1 Year [Percent]	10.55%
Average Annual Total Returns, 5 Years [Percent]	6.99%
Average Annual Total Returns, 10 Years [Percent]	8.05%
Payden Emerging Markets Bond: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Payden Emerging Markets Bond: Class Inv
Portfolio Company Adviser [Text Block]	Payden & Rygel
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	7.91%
Average Annual Total Returns, 5 Years [Percent]	0.75%
Average Annual Total Returns, 10 Years [Percent]	3.35%
Payden Managed Income Adviser: Class Adv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Payden Managed Income Adviser: Class Adv
Portfolio Company Adviser [Text Block]	Payden & Rygel
Current Expenses [Percent]	0.91%	[11]
Average Annual Total Returns, 1 Year [Percent]	7.87%
Average Annual Total Returns, 5 Years [Percent]	2.92%
Average Annual Total Returns, 10 Years [Percent]	2.69%
Payden Managed Income Retire: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Payden Managed Income Retire: Class Retirement
Portfolio Company Adviser [Text Block]	Payden & Rygel
Current Expenses [Percent]	1.16%	[7]
Average Annual Total Returns, 1 Year [Percent]	7.62%
Average Annual Total Returns, 5 Years [Percent]	2.65%
Average Annual Total Returns, 10 Years [Percent]	2.43%
Pioneer A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Pioneer A: Class A
Portfolio Company Adviser [Text Block]	Amundi US
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	22.58%
Average Annual Total Returns, 5 Years [Percent]	15.01%
Average Annual Total Returns, 10 Years [Percent]	13.13%
Pioneer Active Credit Fund A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Pioneer Active Credit Fund A: Class A
Portfolio Company Adviser [Text Block]	Amundi US
Current Expenses [Percent]	0.91%	[7]
Average Annual Total Returns, 1 Year [Percent]	8.75%
Average Annual Total Returns, 5 Years [Percent]	3.14%
Pioneer Active Credit Fund Y: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Pioneer Active Credit Fund Y: Class Inst
Portfolio Company Adviser [Text Block]	Amundi US
Current Expenses [Percent]	0.61%	[11]
Average Annual Total Returns, 1 Year [Percent]	9.18%
Average Annual Total Returns, 5 Years [Percent]	3.46%
Pioneer Balanced ESG K: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Pioneer Balanced ESG K: Class Retirement
Portfolio Company Adviser [Text Block]	Amundi US
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	9.76%
Average Annual Total Returns, 5 Years [Percent]	7.26%
Pioneer Bond A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Pioneer Bond A: Class A
Portfolio Company Adviser [Text Block]	Amundi US
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	2.59%
Average Annual Total Returns, 5 Years [Percent]	0.35%
Average Annual Total Returns, 10 Years [Percent]	1.77%
Pioneer Bond K: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Pioneer Bond K: Class Retirement
Portfolio Company Adviser [Text Block]	Amundi US
Current Expenses [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	3.17%
Average Annual Total Returns, 5 Years [Percent]	0.83%
Average Annual Total Returns, 10 Years [Percent]	2.22%
Pioneer Bond Y: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Pioneer Bond Y: Class Inst
Portfolio Company Adviser [Text Block]	Amundi US
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	2.92%
Average Annual Total Returns, 5 Years [Percent]	0.69%
Average Annual Total Returns, 10 Years [Percent]	2.09%
Pioneer Equity Income A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Pioneer Equity Income A: Class A
Portfolio Company Adviser [Text Block]	Amundi US
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	11.25%
Average Annual Total Returns, 5 Years [Percent]	6.56%
Average Annual Total Returns, 10 Years [Percent]	7.99%
Pioneer Equity Income K: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Pioneer Equity Income K: Class Retirement
Portfolio Company Adviser [Text Block]	Amundi US
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	11.62%
Average Annual Total Returns, 5 Years [Percent]	6.93%
Average Annual Total Returns, 10 Years [Percent]	8.37%
Pioneer Equity Income Y: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Pioneer Equity Income Y: Class Inst
Portfolio Company Adviser [Text Block]	Amundi US
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	11.53%
Average Annual Total Returns, 5 Years [Percent]	6.81%
Average Annual Total Returns, 10 Years [Percent]	8.25%
Pioneer Fund VCT I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Pioneer Fund VCT I: Class Inst
Portfolio Company Adviser [Text Block]	Amundi US
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	22.65%
Average Annual Total Returns, 5 Years [Percent]	15.15%
Average Annual Total Returns, 10 Years [Percent]	13.34%
Pioneer Fundamental Growth A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Pioneer Fundamental Growth A: Class A
Portfolio Company Adviser [Text Block]	Amundi US
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	17.41%
Average Annual Total Returns, 5 Years [Percent]	14.14%
Average Annual Total Returns, 10 Years [Percent]	13.29%
Pioneer Fundamental Growth K: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Pioneer Fundamental Growth K: Class Retirement
Portfolio Company Adviser [Text Block]	Amundi US
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	17.82%
Average Annual Total Returns, 5 Years [Percent]	14.54%
Average Annual Total Returns, 10 Years [Percent]	13.73%
Pioneer Fundamental Growth Y: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Pioneer Fundamental Growth Y: Class Inst
Portfolio Company Adviser [Text Block]	Amundi US
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	17.71%
Average Annual Total Returns, 5 Years [Percent]	14.42%
Average Annual Total Returns, 10 Years [Percent]	13.61%
Pioneer Global Sustainable Equity A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Pioneer Global Sustainable Equity A: Class A
Portfolio Company Adviser [Text Block]	Amundi US
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	11.46%
Average Annual Total Returns, 5 Years [Percent]	11.32%
Average Annual Total Returns, 10 Years [Percent]	8.74%
Pioneer Global Sustainable Equity Y: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Pioneer Global Sustainable Equity Y: Class Inst
Portfolio Company Adviser [Text Block]	Amundi US
Current Expenses [Percent]	0.75%	[11]
Average Annual Total Returns, 1 Year [Percent]	11.90%
Average Annual Total Returns, 5 Years [Percent]	11.78%
Average Annual Total Returns, 10 Years [Percent]	9.21%
Pioneer High Yield A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Pioneer High Yield A: Class A
Portfolio Company Adviser [Text Block]	Amundi
Current Expenses [Percent]	1.10%	[7]
Average Annual Total Returns, 1 Year [Percent]	8.35%
Average Annual Total Returns, 5 Years [Percent]	3.06%
Average Annual Total Returns, 10 Years [Percent]	4.13%
Pioneer High Yield Y: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Pioneer High Yield Y: Class Inst
Portfolio Company Adviser [Text Block]	Amundi
Current Expenses [Percent]	0.85%	[11]
Average Annual Total Returns, 1 Year [Percent]	8.61%
Average Annual Total Returns, 5 Years [Percent]	3.32%
Average Annual Total Returns, 10 Years [Percent]	4.41%
Pioneer International Equity K: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Pioneer International Equity K: Class Retirement
Portfolio Company Adviser [Text Block]	Amundi US
Current Expenses [Percent]	0.76%	[4]
Average Annual Total Returns, 1 Year [Percent]	4.62%
Pioneer K: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Pioneer K: Class Retirement
Portfolio Company Adviser [Text Block]	Amundi US
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	22.93%
Average Annual Total Returns, 5 Years [Percent]	15.36%
Pioneer Mid Cap Value A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Pioneer Mid Cap Value A: Class A
Portfolio Company Adviser [Text Block]	Amundi US
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	10.47%
Average Annual Total Returns, 5 Years [Percent]	9.00%
Average Annual Total Returns, 10 Years [Percent]	6.87%
Pioneer Mid Cap Value Y: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Pioneer Mid Cap Value Y: Class Inst
Portfolio Company Adviser [Text Block]	Amundi US
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	10.73%
Average Annual Total Returns, 5 Years [Percent]	9.26%
Average Annual Total Returns, 10 Years [Percent]	7.14%
Pioneer Select Mid Cap Growth A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Pioneer Select Mid Cap Growth A: Class A
Portfolio Company Adviser [Text Block]	Amundi
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	23.84%
Average Annual Total Returns, 5 Years [Percent]	8.66%
Average Annual Total Returns, 10 Years [Percent]	9.88%
Pioneer Select Mid Cap Growth K: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Pioneer Select Mid Cap Growth K: Class Retirement
Portfolio Company Adviser [Text Block]	Amundi
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	24.25%
Average Annual Total Returns, 5 Years [Percent]	9.04%
Average Annual Total Returns, 10 Years [Percent]	10.28%
Pioneer Select Mid Cap Growth VCT I: Class No Load [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Pioneer Select Mid Cap Growth VCT I: Class No Load
Portfolio Company Adviser [Text Block]	Amundi
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	23.93%
Average Annual Total Returns, 5 Years [Percent]	8.82%
Average Annual Total Returns, 10 Years [Percent]	10.04%
Pioneer Strategic Income A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Pioneer Strategic Income A: Class A
Portfolio Company Adviser [Text Block]	Amundi US
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	4.31%
Average Annual Total Returns, 5 Years [Percent]	1.45%
Average Annual Total Returns, 10 Years [Percent]	2.63%
Pioneer Strategic Income K: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Pioneer Strategic Income K: Class Retirement
Portfolio Company Adviser [Text Block]	Amundi US
Current Expenses [Percent]	0.60%	[4]
Average Annual Total Returns, 1 Year [Percent]	4.80%
Average Annual Total Returns, 5 Years [Percent]	1.91%
Average Annual Total Returns, 10 Years [Percent]	3.08%
Pioneer Strategic Income Y: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Pioneer Strategic Income Y: Class Inst
Portfolio Company Adviser [Text Block]	Amundi US
Current Expenses [Percent]	0.70%	[11]
Average Annual Total Returns, 1 Year [Percent]	4.81%
Average Annual Total Returns, 5 Years [Percent]	1.82%
Average Annual Total Returns, 10 Years [Percent]	2.98%
Principal Blue Chip R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Principal Blue Chip R6: Class Retirement
Portfolio Company Adviser [Text Block]	Principal Global Investors LLC
Current Expenses [Percent]	0.57%	[4]
Average Annual Total Returns, 1 Year [Percent]	21.64%
Average Annual Total Returns, 5 Years [Percent]	14.81%
Principal Bond Market Index R3: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Principal Bond Market Index R3: Class Retirement
Portfolio Company Adviser [Text Block]	Principal Global Investors LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	0.62%
Average Annual Total Returns, 5 Years [Percent]	(1.01%)
Average Annual Total Returns, 10 Years [Percent]	0.57%
Principal Core Fixed Income R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Principal Core Fixed Income R6: Class Retirement
Portfolio Company Adviser [Text Block]	Principal Global Fixed Income
Current Expenses [Percent]	0.33%
Average Annual Total Returns, 1 Year [Percent]	1.59%
Average Annual Total Returns, 5 Years [Percent]	(0.01%)
Average Annual Total Returns, 10 Years [Percent]	1.76%
Principal Global Real Estate Sec R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Principal Global Real Estate Sec R6: Class Retirement
Portfolio Company Adviser [Text Block]	Principal Real Estate Investors
Portfolio Company Subadviser [Text Block]	Principal Real Estate Investors LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	0.74%
Average Annual Total Returns, 5 Years [Percent]	(0.57%)
Average Annual Total Returns, 10 Years [Percent]	3.21%
Principal International Equity Index R3: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Principal International Equity Index R3: Class Retirement
Portfolio Company Adviser [Text Block]	Principal Global Investors LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	2.94%
Average Annual Total Returns, 5 Years [Percent]	3.98%
Average Annual Total Returns, 10 Years [Percent]	4.45%
Principal LargeCap Growth I R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Principal LargeCap Growth I R6: Class Retirement
Portfolio Company Adviser [Text Block]	Principal Global Equities
Portfolio Company Subadviser [Text Block]	Brown Advisory LLC;T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.59%	[4]
Average Annual Total Returns, 1 Year [Percent]	25.12%
Average Annual Total Returns, 5 Years [Percent]	14.00%
Average Annual Total Returns, 10 Years [Percent]	14.69%
Principal MidCap R-6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Principal MidCap R6: Class Retirement	[5]
Portfolio Company Adviser [Text Block]	Aligned Investors	[5]
Current Expenses [Percent]	0.59%	[5]
Average Annual Total Returns, 1 Year [Percent]	20.10%	[5]
Average Annual Total Returns, 5 Years [Percent]	11.54%	[5]
Principal MidCap S&P 400 Index R3: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Principal MidCap S&P 400 Index R3: Class Retirement
Portfolio Company Adviser [Text Block]	Principal Global Equities
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	13.01%
Average Annual Total Returns, 5 Years [Percent]	9.54%
Average Annual Total Returns, 10 Years [Percent]	8.88%
Principal MidCap S&P 400 Index R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Principal MidCap S&P 400 Index R6: Class Retirement
Portfolio Company Adviser [Text Block]	Principal Global Equities
Current Expenses [Percent]	0.16%
Average Annual Total Returns, 1 Year [Percent]	13.70%
Average Annual Total Returns, 5 Years [Percent]	10.17%
Principal Real Estate Securities Fd R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Principal Real Estate Securities Fd R6: Class Retirement
Portfolio Company Adviser [Text Block]	Principal Real Estate Investors
Portfolio Company Subadviser [Text Block]	Principal Real Estate Investors LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	5.51%
Average Annual Total Returns, 5 Years [Percent]	3.93%
Principal SmallCap Growth I R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Principal SmallCap Growth I R6: Class Retirement
Portfolio Company Adviser [Text Block]	Principal Global Equities
Portfolio Company Subadviser [Text Block]	Emerald Advisers, LLC;Brown Advisory LLC; AllianceBernstein L.P.
Current Expenses [Percent]	0.87%	[4]
Average Annual Total Returns, 1 Year [Percent]	13.89%
Average Annual Total Returns, 5 Years [Percent]	7.72%
Average Annual Total Returns, 10 Years [Percent]	9.85%
Principal SmallCap S&P 600 Index R3: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Principal SmallCap S&P 600 Index R3: Class Retirement
Portfolio Company Adviser [Text Block]	Principal Global Equities
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	7.89%
Average Annual Total Returns, 5 Years [Percent]	7.53%
Average Annual Total Returns, 10 Years [Percent]	8.14%
Principal SmallCap S&P 600 Index R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Principal SmallCap S&P 600 Index R6: Class Retirement
Portfolio Company Adviser [Text Block]	Principal Global Equities
Current Expenses [Percent]	0.16%
Average Annual Total Returns, 1 Year [Percent]	8.51%
Average Annual Total Returns, 5 Years [Percent]	8.14%
Principal SmallCap Value II R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Principal SmallCap Value II R6: Class Retirement
Portfolio Company Adviser [Text Block]	Principal Global Equities
Portfolio Company Subadviser [Text Block]	Hotchkis and Wiley Capital Mgmt LLC; Vaughan Nelson Invstmnt Mgmt, L.P.
Current Expenses [Percent]	0.88%	[4]
Average Annual Total Returns, 1 Year [Percent]	5.02%
Average Annual Total Returns, 5 Years [Percent]	9.46%
Average Annual Total Returns, 10 Years [Percent]	7.87%
Putnam Core Equity Fund R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Putnam Core Equity Fund R6: Class Retirement
Portfolio Company Adviser [Text Block]	Putnam, a Franklin Templeton company
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	26.58%
Average Annual Total Returns, 5 Years [Percent]	16.05%
Putnam Diversified Income A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Putnam Diversified Income A: Class A
Portfolio Company Adviser [Text Block]	Putnam, a Franklin Templeton company
Portfolio Company Subadviser [Text Block]	Franklin Templeton Investment;Putnam Investment Management, LLC
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	5.99%
Average Annual Total Returns, 5 Years [Percent]	(0.10%)
Average Annual Total Returns, 10 Years [Percent]	1.82%
Putnam Diversified Income R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Putnam Diversified Income R6: Class Retirement
Portfolio Company Adviser [Text Block]	Putnam, a Franklin Templeton company
Portfolio Company Subadviser [Text Block]	Franklin Templeton Investment; Putnam Investment Management, LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	6.17%
Average Annual Total Returns, 5 Years [Percent]	0.22%
Average Annual Total Returns, 10 Years [Percent]	2.16%
Putnam Diversified Income Y: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Putnam Diversified Income Y: Class Inst
Portfolio Company Adviser [Text Block]	Putnam, a Franklin Templeton company
Portfolio Company Subadviser [Text Block]	Franklin Templeton Investment;Putnam Investment Management, LLC
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	6.11%
Average Annual Total Returns, 5 Years [Percent]	0.15%
Average Annual Total Returns, 10 Years [Percent]	2.07%
Putnam Dynamic Asset Allocation Bal A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Putnam Dynamic Asset Allocation Bal A: Class A
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Advisory Company, LLC;Putnam Investment Management, LLC;Franklin Templeton Investment Management
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	16.03%
Average Annual Total Returns, 5 Years [Percent]	7.94%
Average Annual Total Returns, 10 Years [Percent]	6.99%
Putnam Dynamic Asset Allocation Bal R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Putnam Dynamic Asset Allocation Bal R6: Class Retirement
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Advisory Company, LLC; Putnam Investment Management, LLC; Franklin Templeton Investment Management
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	16.34%
Average Annual Total Returns, 5 Years [Percent]	8.29%
Average Annual Total Returns, 10 Years [Percent]	7.37%
Putnam Dynamic Asset Allocation Bal Y: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Putnam Dynamic Asset Allocation Bal Y: Class Inst
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Advisory Company, LLC;Putnam Investment Management, LLC;Franklin Templeton Investment Management
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	16.26%
Average Annual Total Returns, 5 Years [Percent]	8.20%
Average Annual Total Returns, 10 Years [Percent]	7.26%
Putnam Dynamic Asset Allocation Cnsrv A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Putnam Dynamic Asset Allocation Cnsrv A: Class A
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Advisory Company, LLC;Putnam Investment Management, LLC;Franklin Templeton Investment Management
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	9.57%
Average Annual Total Returns, 5 Years [Percent]	3.86%
Average Annual Total Returns, 10 Years [Percent]	4.01%
Putnam Dynamic Asset Allocation Cnsrv R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Putnam Dynamic Asset Allocation Cnsrv R6: Class Retirement
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Advisory Company, LLC;Putnam Investment Management, LLC;Franklin Templeton Investment Management
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	9.99%
Average Annual Total Returns, 5 Years [Percent]	4.21%
Average Annual Total Returns, 10 Years [Percent]	4.37%
Putnam Dynamic Asset Allocation Cnsrv Y: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Putnam Dynamic Asset Allocation Cnsrv Y: Class Inst
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Advisory Company, LLC;Putnam Investment Management, LLC;Franklin Templeton Investment Management
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	9.88%
Average Annual Total Returns, 5 Years [Percent]	4.13%
Average Annual Total Returns, 10 Years [Percent]	4.26%
Putnam Dynamic Asset Allocation Gr A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Putnam Dynamic Asset Allocation Gr A: Class A
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investment Management, LLC;Putnam Advisory Company LLC;Franklin Templeton Investment Management
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	19.05%
Average Annual Total Returns, 5 Years [Percent]	9.78%
Average Annual Total Returns, 10 Years [Percent]	8.40%
Putnam Dynamic Asset Allocation Gr R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Putnam Dynamic Asset Allocation Gr R6: Class Retirement
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investment Management, LLC;Putnam Advisory Company LLC;Franklin Templeton Investment Management
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	19.43%
Average Annual Total Returns, 5 Years [Percent]	10.15%
Average Annual Total Returns, 10 Years [Percent]	8.79%
Putnam Dynamic Asset Allocation Gr Y: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Putnam Dynamic Asset Allocation Gr Y: Class Inst
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investment Management, LLC;Putnam Advisory Company LLC;Franklin Templeton Investment Management
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	19.39%
Average Annual Total Returns, 5 Years [Percent]	10.06%
Average Annual Total Returns, 10 Years [Percent]	8.68%
Putnam Emerging Markets Equity R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Putnam Emerging Markets Equity R6: Class Retirement
Portfolio Company Adviser [Text Block]	Putnam, a Franklin Templeton company
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.;Putnam Advisory Co LLC; Franklin Templeton Investment Management
Current Expenses [Percent]	0.77%	[4]
Average Annual Total Returns, 1 Year [Percent]	16.28%
Average Annual Total Returns, 5 Years [Percent]	4.66%
Putnam Global Health Care R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Putnam Global Health Care R6: Class Retirement
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Advisory Company, LLC;Franklin Advisers, Inc.; Franklin Templeton Investment Management
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	1.61%
Putnam Large Cap Growth A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Putnam Large Cap Growth A: Class A
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Templeton Investment Management
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	33.23%
Average Annual Total Returns, 5 Years [Percent]	17.81%
Average Annual Total Returns, 10 Years [Percent]	16.12%
Putnam Large Cap Growth R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Putnam Large Cap Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Templeton Investment Management
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	33.70%
Average Annual Total Returns, 5 Years [Percent]	18.23%
Average Annual Total Returns, 10 Years [Percent]	16.55%
Putnam Large Cap Growth Y: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Putnam Large Cap Growth Y: Class Inst
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Templeton Investment Management
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	33.59%
Average Annual Total Returns, 5 Years [Percent]	18.11%
Average Annual Total Returns, 10 Years [Percent]	16.41%
Putnam Large Cap Value A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Putnam Large Cap Value A: Class A
Portfolio Company Adviser [Text Block]	Putnam, a Franklin Templeton company
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.;Franklin Templeton Investment Management
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	19.01%
Average Annual Total Returns, 5 Years [Percent]	12.31%
Average Annual Total Returns, 10 Years [Percent]	10.75%
Putnam Large Cap Value R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Putnam Large Cap Value R6: Class Retirement
Portfolio Company Adviser [Text Block]	Putnam, a Franklin Templeton company
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.;Franklin Templeton Investment Management
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	19.42%
Average Annual Total Returns, 5 Years [Percent]	12.69%
Average Annual Total Returns, 10 Years [Percent]	11.15%
Putnam Large Cap Value Y: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Putnam Large Cap Value Y: Class Inst
Portfolio Company Adviser [Text Block]	Putnam, a Franklin Templeton company
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.;Franklin Templeton Investment Management
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	19.34%
Average Annual Total Returns, 5 Years [Percent]	12.59%
Average Annual Total Returns, 10 Years [Percent]	11.03%
Putnam Small Cap Growth R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Putnam Small Cap Growth R6: Class Retirement	[5]
Portfolio Company Adviser [Text Block]	Putnam, a Franklin Templeton company	[5]
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.;Franklin Templeton Investment Management	[5]
Current Expenses [Percent]	0.81%	[5]
Average Annual Total Returns, 1 Year [Percent]	23.48%	[5]
Average Annual Total Returns, 5 Years [Percent]	13.30%	[5]
Putnam Sustainable Future R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Putnam Sustainable Future R6: Class Retirement
Portfolio Company Adviser [Text Block]	Putnam, a Franklin Templeton company
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	15.40%
Average Annual Total Returns, 5 Years [Percent]	9.96%
Putnam Sustainable Leaders R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Putnam Sustainable Leaders R6: Class Retirement
Portfolio Company Adviser [Text Block]	Putnam, a Franklin Templeton company
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.;Franklin Templeton Investment Management
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	23.41%
Average Annual Total Returns, 5 Years [Percent]	14.08%
Russell Inv Emerging Markets R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Russell Inv Emerging Markets R6: Class Retirement
Portfolio Company Adviser [Text Block]	Russell Investments Group, LLC
Portfolio Company Subadviser [Text Block]	Axiom Investors, LLC;Numeric Investors LLC; Barrow Hanley Mewhinney & Strauss LLC;Sands Capital Management, LLC;Pzena Investment Management, LLC; Oaktree Fund Advisors, LLC
Current Expenses [Percent]	1.04%	[4]
Average Annual Total Returns, 1 Year [Percent]	8.39%
Average Annual Total Returns, 5 Years [Percent]	0.25%
Russell Inv Emerging Markets S: Class S [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Russell Inv Emerging Markets S: Class S
Portfolio Company Adviser [Text Block]	Russell Investments Group, LLC
Portfolio Company Subadviser [Text Block]	Axiom Investors, LLC;Numeric Investors LLC;Barrow Hanley Mewhinney & Strauss LLC;Sands Capital Management, LLC;Pzena Investment Management, LLC;Oaktree Fund Advisors, LLC
Current Expenses [Percent]	1.19%	[11]
Average Annual Total Returns, 1 Year [Percent]	8.22%
Average Annual Total Returns, 5 Years [Percent]	0.10%
Average Annual Total Returns, 10 Years [Percent]	2.43%
Russell Inv Equity Income S: Class S [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Russell Inv Equity Income S: Class S
Portfolio Company Adviser [Text Block]	Russell Investments Group, LLC
Portfolio Company Subadviser [Text Block]	Barrow Hanley Mewhinney & Strauss LLC;Brandywine Global Investment Mgmt, LLC
Current Expenses [Percent]	0.83%	[11]
Average Annual Total Returns, 1 Year [Percent]	12.12%
Average Annual Total Returns, 5 Years [Percent]	9.72%
Average Annual Total Returns, 10 Years [Percent]	9.84%
Russell Inv Global Equity S: Class S [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Russell Inv Global Equity S: Class S
Portfolio Company Adviser [Text Block]	Russell Investments Group, LLC
Portfolio Company Subadviser [Text Block]	Algert Global LLC;Wellington Management Company LLP; Sanders Capital, LLC;Intermede Investment Partners;Intermede Global Partners Inc
Current Expenses [Percent]	0.98%	[11]
Average Annual Total Returns, 1 Year [Percent]	15.88%
Average Annual Total Returns, 5 Years [Percent]	10.48%
Average Annual Total Returns, 10 Years [Percent]	9.55%
Russell Inv Global Infrastructure S: Class S [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Russell Inv Global Infrastructure S: Class S
Portfolio Company Adviser [Text Block]	Russell Investments Group, LLC
Portfolio Company Subadviser [Text Block]	Cohen & Steers Asia Limited;Cohen & Steers UK Limited; Cohen & Steers Capital Management, Inc.;Nuveen Asset Management, LLC;First Sentier Investors (Australia) Im Ltd
Current Expenses [Percent]	1.01%	[11]
Average Annual Total Returns, 1 Year [Percent]	9.85%
Average Annual Total Returns, 5 Years [Percent]	4.28%
Average Annual Total Returns, 10 Years [Percent]	5.46%
Russell Inv Global Real Estate Secs R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Russell Inv Global Real Estate Secs R6: Class Retirement
Portfolio Company Adviser [Text Block]	Russell Investments Group, LLC
Portfolio Company Subadviser [Text Block]	DWS Investments Australia Limited;Cohen & Steers Asia Limited;Cohen & Steers UK Limited;RREEF America L.L.C.;Cohen & Steers Capital Management, Inc.;DWS Alternatives Global Limited
Current Expenses [Percent]	0.92%	[4]
Average Annual Total Returns, 1 Year [Percent]	1.30%
Average Annual Total Returns, 5 Years [Percent]	(0.32%)
Russell Inv Global Real Estate Secs S: Class S [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Russell Inv Global Real Estate Secs S: Class S
Portfolio Company Adviser [Text Block]	Russell Investments Group, LLC
Portfolio Company Subadviser [Text Block]	DWS Investments Australia Limited;Cohen & Steers Asia Limited;Cohen & Steers UK Limited;RREEF America L.L.C.;Cohen & Steers Capital Management, Inc.;DWS Alternatives Global Limited
Current Expenses [Percent]	1.09%	[11]
Average Annual Total Returns, 1 Year [Percent]	1.12%
Average Annual Total Returns, 5 Years [Percent]	(0.50%)
Average Annual Total Returns, 10 Years [Percent]	2.48%
Russell Inv International Devd Mkts S: Class S [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Russell Inv International Devd Mkts S: Class S
Portfolio Company Adviser [Text Block]	Russell Investments Group, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP;Pzena Investment Management, LLC;Intermede Global Partners Inc
Current Expenses [Percent]	0.97%	[11]
Average Annual Total Returns, 1 Year [Percent]	2.85%
Average Annual Total Returns, 5 Years [Percent]	4.33%
Average Annual Total Returns, 10 Years [Percent]	4.79%
Russell Inv Investment Grade Bond R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Russell Inv Investment Grade Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	Russell Investments Group, LLC
Portfolio Company Subadviser [Text Block]	Schroder Investment Management North America Inc.; MetLife Investment Management, LLC
Current Expenses [Percent]	0.38%	[4]
Average Annual Total Returns, 1 Year [Percent]	1.49%
Average Annual Total Returns, 5 Years [Percent]	(0.38%)
Russell Inv Investment Grade Bond S: Class S [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Russell Inv Investment Grade Bond S: Class S
Portfolio Company Adviser [Text Block]	Russell Investments Group, LLC
Portfolio Company Subadviser [Text Block]	Schroder Investment Management North America Inc.; MetLife Investment Management, LLC
Current Expenses [Percent]	0.51%	[11]
Average Annual Total Returns, 1 Year [Percent]	1.42%
Average Annual Total Returns, 5 Years [Percent]	(0.50%)
Average Annual Total Returns, 10 Years [Percent]	1.17%
Russell Inv LifePoints Balanced Strat R1: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Russell Inv LifePoints Balanced Strat R1: Class Retirement
Portfolio Company Adviser [Text Block]	Russell Investments Group, LLC
Current Expenses [Percent]	0.93%	[11]
Average Annual Total Returns, 1 Year [Percent]	10.06%
Average Annual Total Returns, 5 Years [Percent]	4.74%
Average Annual Total Returns, 10 Years [Percent]	4.78%
Russell Inv LifePoints Balanced Strat R5: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Russell Inv LifePoints Balanced Strat R5: Class Retirement
Portfolio Company Adviser [Text Block]	Russell Investments Group, LLC
Current Expenses [Percent]	1.43%	[7]
Average Annual Total Returns, 1 Year [Percent]	9.54%
Average Annual Total Returns, 5 Years [Percent]	4.24%
Average Annual Total Returns, 10 Years [Percent]	4.27%
Russell Inv Lifepoints Cnsrv Strat R1: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Russell Inv Lifepoints Cnsrv Strat R1: Class Retirement
Portfolio Company Adviser [Text Block]	Russell Investments Group, LLC
Current Expenses [Percent]	0.69%	[11]
Average Annual Total Returns, 1 Year [Percent]	4.21%
Average Annual Total Returns, 5 Years [Percent]	1.22%
Average Annual Total Returns, 10 Years [Percent]	2.35%
Russell Inv Lifepoints Cnsrv Strat R5: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Russell Inv Lifepoints Cnsrv Strat R5: Class Retirement
Portfolio Company Adviser [Text Block]	Russell Investments Group, LLC
Current Expenses [Percent]	1.19%	[7]
Average Annual Total Returns, 1 Year [Percent]	3.76%
Average Annual Total Returns, 5 Years [Percent]	0.75%
Average Annual Total Returns, 10 Years [Percent]	1.85%
Russell Inv Lifepoints Moderate Strat R1: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Russell Inv Lifepoints Moderate Strat R1: Class Retirement
Portfolio Company Adviser [Text Block]	Russell Investments Group, LLC
Current Expenses [Percent]	0.77%	[11]
Average Annual Total Returns, 1 Year [Percent]	7.29%
Average Annual Total Returns, 5 Years [Percent]	2.69%
Average Annual Total Returns, 10 Years [Percent]	3.43%
Russell Inv Lifepoints Moderate Strat R5: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Russell Inv Lifepoints Moderate Strat R5: Class Retirement
Portfolio Company Adviser [Text Block]	Russell Investments Group, LLC
Current Expenses [Percent]	1.27%	[7]
Average Annual Total Returns, 1 Year [Percent]	6.70%
Average Annual Total Returns, 5 Years [Percent]	2.17%
Average Annual Total Returns, 10 Years [Percent]	2.91%
Russell Inv Opportunistic Credit S: Class S [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Russell Inv Opportunistic Credit S: Class S
Portfolio Company Adviser [Text Block]	Russell Investments Group, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC;Marathon Asset Management LP;Barings LLC;Baring International Investment Ltd
Current Expenses [Percent]	0.74%	[11]
Average Annual Total Returns, 1 Year [Percent]	7.27%
Average Annual Total Returns, 5 Years [Percent]	2.32%
Average Annual Total Returns, 10 Years [Percent]	3.63%
Russell Inv Strategic Bond R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Russell Inv Strategic Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	Russell Investments Group, LLC
Portfolio Company Subadviser [Text Block]	RBC Global Asset Management (U.S.) Inc.;RBC Global Asset Management (UK) Limited;Schroder Investment Management North America Inc.;Allspring Global Investments, LLC
Current Expenses [Percent]	0.45%	[4]
Average Annual Total Returns, 1 Year [Percent]	0.97%
Average Annual Total Returns, 5 Years [Percent]	(0.58%)
Russell Inv Strategic Bond S: Class S [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Russell Inv Strategic Bond S: Class S
Portfolio Company Adviser [Text Block]	Russell Investments Group, LLC
Portfolio Company Subadviser [Text Block]	RBC Global Asset Management (U.S.) Inc.;RBC Global Asset Management (UK) Limited;Schroder Investment Management North America Inc.;Allspring Global Investments, LLC
Current Expenses [Percent]	0.56%	[11]
Average Annual Total Returns, 1 Year [Percent]	0.84%
Average Annual Total Returns, 5 Years [Percent]	(0.69%)
Average Annual Total Returns, 10 Years [Percent]	1.21%
Russell Inv US Small Cap Equity R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Russell Inv US Small Cap Equity R6: Class Retirement
Portfolio Company Adviser [Text Block]	Russell Investments Group, LLC
Portfolio Company Subadviser [Text Block]	Ancora Advisors LLC;BAMCO Inc;Calamos Advisors LLC;
DePrince Race & Zollo Inc;Jacobs Levy Equity Management, Inc.;
Ranger Investment Management LP;Penn Capital Management
Company LLC;Boston Partners Global Investors, Inc;Copeland Capital
	Management, LLC
Current Expenses [Percent]	0.95%	[4]
Average Annual Total Returns, 1 Year [Percent]	8.77%
Average Annual Total Returns, 5 Years [Percent]	8.11%
Russell Inv US Small Cap Equity S: Class S [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Russell Inv US Small Cap Equity S: Class S
Portfolio Company Adviser [Text Block]	Russell Investments Group, LLC
Portfolio Company Subadviser [Text Block]	Ancora Advisors LLC;BAMCO Inc;Calamos Advisors LLC;
DePrince Race & Zollo Inc;Jacobs Levy Equity Management, Inc.;
Ranger Investment Management LP;Penn Capital Management
Company LLC;Boston Partners Global Investors, Inc;Copeland Capital
	Management, LLC
Current Expenses [Percent]	1.08%	[11]
Average Annual Total Returns, 1 Year [Percent]	8.64%
Average Annual Total Returns, 5 Years [Percent]	7.97%
Average Annual Total Returns, 10 Years [Percent]	7.59%
Russell LfPts Aggr Strat R1: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Russell LfPts Aggr Strat R1: Class Retirement
Portfolio Company Adviser [Text Block]	Russell Investments Group, LLC
Current Expenses [Percent]	0.94%	[11]
Average Annual Total Returns, 1 Year [Percent]	12.49%
Average Annual Total Returns, 5 Years [Percent]	6.89%
Average Annual Total Returns, 10 Years [Percent]	6.17%
Russell LfPts Aggr Strat R5: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Russell LfPts Aggr Strat R5: Class Retirement
Portfolio Company Adviser [Text Block]	Russell Investments Group, LLC
Current Expenses [Percent]	1.44%	[7]
Average Annual Total Returns, 1 Year [Percent]	11.88%
Average Annual Total Returns, 5 Years [Percent]	6.37%
Average Annual Total Returns, 10 Years [Percent]	5.63%
Russell LfPts EqAggrStrat R1: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Russell LfPts EqAggrStrat R1: Class Retirement
Portfolio Company Adviser [Text Block]	Russell Investments Group, LLC
Current Expenses [Percent]	0.93%	[11]
Average Annual Total Returns, 1 Year [Percent]	13.66%
Average Annual Total Returns, 5 Years [Percent]	7.38%
Average Annual Total Returns, 10 Years [Percent]	6.73%
Russell LfPts EqAggrStrat R5: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Russell LfPts EqAggrStrat R5: Class Retirement
Portfolio Company Adviser [Text Block]	Russell Investments Group, LLC
Current Expenses [Percent]	1.43%	[7]
Average Annual Total Returns, 1 Year [Percent]	13.18%
Average Annual Total Returns, 5 Years [Percent]	6.85%
Average Annual Total Returns, 10 Years [Percent]	6.20%
Russell Sustnbl Aware Eq S: Class S [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Russell Sustnbl Aware Eq S: Class S
Portfolio Company Adviser [Text Block]	Russell Investments Group, LLC
Portfolio Company Subadviser [Text Block]	Mar Vista Investment Partners, LLC;Beutel, Goodman & Company Ltd.;Coho Partners Ltd;Jacobs Levy Equity Management, Inc.; Sustainable Growth Advisers, LP
Current Expenses [Percent]	1.10%	[11]
Average Annual Total Returns, 1 Year [Percent]	15.70%
Average Annual Total Returns, 5 Years [Percent]	11.13%
Average Annual Total Returns, 10 Years [Percent]	10.93%
Smead Value Y: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Smead Value Y: Class Inst
Portfolio Company Adviser [Text Block]	Smead Capital Management
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	5.18%
Average Annual Total Returns, 5 Years [Percent]	11.92%
Average Annual Total Returns, 10 Years [Percent]	10.94%
State Street Balanced Index K: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	State Street Balanced Index K: Class Retirement
Portfolio Company Adviser [Text Block]	State Street Global Advisors
Current Expenses [Percent]	0.05%	[4]
Average Annual Total Returns, 1 Year [Percent]	13.99%
State Street Equity 500 Index Adm: Class Other [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	State Street Equity 500 Index Adm: Class Other
Portfolio Company Adviser [Text Block]	State Street Global Advisors
Current Expenses [Percent]	0.17%	[11]
Average Annual Total Returns, 1 Year [Percent]	24.80%
Average Annual Total Returns, 5 Years [Percent]	14.28%
Average Annual Total Returns, 10 Years [Percent]	12.84%
State Street Equity 500 Index R: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	State Street Equity 500 Index R: Class Retirement
Portfolio Company Adviser [Text Block]	State Street Global Advisors
Current Expenses [Percent]	0.62%	[7]
Average Annual Total Returns, 1 Year [Percent]	24.24%
Average Annual Total Returns, 5 Years [Percent]	13.77%
Average Annual Total Returns, 10 Years [Percent]	12.34%
State Street Target Retirement 2020 K: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	State Street Target Retirement 2020 K: Class Retirement
Portfolio Company Adviser [Text Block]	State Street Global Advisors
Current Expenses [Percent]	0.09%	[4]
Average Annual Total Returns, 1 Year [Percent]	7.51%
Average Annual Total Returns, 5 Years [Percent]	4.93%
Average Annual Total Returns, 10 Years [Percent]	5.56%
State Street Target Retirement 2025 K: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	State Street Target Retirement 2025 K: Class Retirement
Portfolio Company Adviser [Text Block]	State Street Global Advisors
Current Expenses [Percent]	0.09%	[4]
Average Annual Total Returns, 1 Year [Percent]	8.92%
Average Annual Total Returns, 5 Years [Percent]	5.93%
Average Annual Total Returns, 10 Years [Percent]	6.53%
State Street Target Retirement 2030 K: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	State Street Target Retirement 2030 K: Class Retirement
Portfolio Company Adviser [Text Block]	State Street Global Advisors
Current Expenses [Percent]	0.09%	[4]
Average Annual Total Returns, 1 Year [Percent]	9.97%
Average Annual Total Returns, 5 Years [Percent]	6.66%
Average Annual Total Returns, 10 Years [Percent]	7.14%
State Street Target Retirement 2035 K: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	State Street Target Retirement 2035 K: Class Retirement
Portfolio Company Adviser [Text Block]	State Street Global Advisors
Current Expenses [Percent]	0.09%	[4]
Average Annual Total Returns, 1 Year [Percent]	10.62%
Average Annual Total Returns, 5 Years [Percent]	7.08%
Average Annual Total Returns, 10 Years [Percent]	7.54%
State Street Target Retirement 2040 K: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	State Street Target Retirement 2040 K: Class Retirement
Portfolio Company Adviser [Text Block]	State Street Global Advisors
Current Expenses [Percent]	0.09%	[4]
Average Annual Total Returns, 1 Year [Percent]	11.40%
Average Annual Total Returns, 5 Years [Percent]	7.56%
Average Annual Total Returns, 10 Years [Percent]	7.88%
State Street Target Retirement 2045 K: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	State Street Target Retirement 2045 K: Class Retirement
Portfolio Company Adviser [Text Block]	State Street Global Advisors
Current Expenses [Percent]	0.09%	[4]
Average Annual Total Returns, 1 Year [Percent]	12.00%
Average Annual Total Returns, 5 Years [Percent]	7.94%
Average Annual Total Returns, 10 Years [Percent]	8.17%
State Street Target Retirement 2050 K: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	State Street Target Retirement 2050 K: Class Retirement
Portfolio Company Adviser [Text Block]	State Street Global Advisors
Current Expenses [Percent]	0.09%	[4]
Average Annual Total Returns, 1 Year [Percent]	12.56%
Average Annual Total Returns, 5 Years [Percent]	8.28%
Average Annual Total Returns, 10 Years [Percent]	8.32%
State Street Target Retirement 2055 K: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	State Street Target Retirement 2055 K: Class Retirement
Portfolio Company Adviser [Text Block]	State Street Global Advisors
Current Expenses [Percent]	0.09%	[4]
Average Annual Total Returns, 1 Year [Percent]	12.66%
Average Annual Total Returns, 5 Years [Percent]	8.29%
Average Annual Total Returns, 10 Years [Percent]	8.33%
State Street Target Retirement 2060 K: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	State Street Target Retirement 2060 K: Class Retirement
Portfolio Company Adviser [Text Block]	State Street Global Advisors
Current Expenses [Percent]	0.09%	[4]
Average Annual Total Returns, 1 Year [Percent]	12.67%
Average Annual Total Returns, 5 Years [Percent]	8.30%
Average Annual Total Returns, 10 Years [Percent]	8.32%
State Street Target Retirement 2065 K: Class Other [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	State Street Target Retirement 2065 K: Class Other
Portfolio Company Adviser [Text Block]	State Street Global Advisors
Current Expenses [Percent]	0.09%	[4]
Average Annual Total Returns, 1 Year [Percent]	12.75%
State Street Target Retirement K: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	State Street Target Retirement K: Class Retirement
Portfolio Company Adviser [Text Block]	State Street Global Advisors
Current Expenses [Percent]	0.09%	[4]
Average Annual Total Returns, 1 Year [Percent]	7.26%
Average Annual Total Returns, 5 Years [Percent]	4.44%
Average Annual Total Returns, 10 Years [Percent]	4.65%
Steward Global Equity Income Fund A: Class Other [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Steward Global Equity Income Fund A: Class Other
Portfolio Company Adviser [Text Block]	Crossmark Global Investments, Inc.
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	9.06%
Average Annual Total Returns, 5 Years [Percent]	7.51%
Average Annual Total Returns, 10 Years [Percent]	8.41%
Steward Values Enhanced Lg Cap A: Class Other [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Steward Values Enhanced Lg Cap A: Class Other
Portfolio Company Adviser [Text Block]	Crossmark Global Investments, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	23.19%
Average Annual Total Returns, 5 Years [Percent]	12.72%
Average Annual Total Returns, 10 Years [Percent]	11.06%
Steward Values Enhanced SmMidCapA: Class Other [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Steward Values Enhanced SmMidCapA: Class Other
Portfolio Company Adviser [Text Block]	Crossmark Global Investments, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	10.19%
Average Annual Total Returns, 5 Years [Percent]	8.68%
Average Annual Total Returns, 10 Years [Percent]	8.05%
Steward Values Enhanced SmMidCapR6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Steward Values Enhanced SmMidCapR6: Class Retirement
Portfolio Company Adviser [Text Block]	Crossmark Global Investments, Inc.
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	10.54%
Average Annual Total Returns, 5 Years [Percent]	8.85%
TCW MetWest Total Return Bd Plan: Class Other [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	TCW MetWest Total Return Bd Plan: Class Other
Portfolio Company Adviser [Text Block]	TCW Group
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	1.12%
Average Annual Total Returns, 5 Years [Percent]	(0.24%)
Average Annual Total Returns, 10 Years [Percent]	1.42%
T. Rowe Price All-Cap Opportunities-I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price All-Cap Opportunities-I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	25.37%
Average Annual Total Returns, 5 Years [Percent]	17.48%
T. Rowe Price Blue Chip Growth I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Blue Chip Growth I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	35.79%
Average Annual Total Returns, 5 Years [Percent]	14.70%
T. Rowe Price Blue Chip Growth R: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Blue Chip Growth R: Class Retirement
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	34.92%
Average Annual Total Returns, 5 Years [Percent]	13.96%
Average Annual Total Returns, 10 Years [Percent]	14.29%
T. Rowe Price Capital Appreciation I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Capital Appreciation I: Class Inst	[5]
Portfolio Company Adviser [Text Block]	T. Rowe Price	[5]
Portfolio Company Subadviser [Text Block]	T. Rowe Price Investment Management,Inc.	[5]
Current Expenses [Percent]	0.58%	[4],[5]
Average Annual Total Returns, 1 Year [Percent]	12.84%	[5]
Average Annual Total Returns, 5 Years [Percent]	10.69%	[5]
T. Rowe Price Comm & Tech I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Comm & Tech I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	38.26%
Average Annual Total Returns, 5 Years [Percent]	14.12%
T. Rowe Price Diversified Mid Cap Gr I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Diversified Mid Cap Gr I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	23.95%
Average Annual Total Returns, 5 Years [Percent]	11.24%
T. Rowe Price Dividend Growth I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Dividend Growth I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	13.65%
Average Annual Total Returns, 5 Years [Percent]	10.85%
T. Rowe Price Emerging Markets Stock I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Emerging Markets Stock I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price
Portfolio Company Subadviser [Text Block]	T. Rowe Price Singapore Private Ltd
Current Expenses [Percent]	0.98%	[4]
Average Annual Total Returns, 1 Year [Percent]	(1.50%)
Average Annual Total Returns, 5 Years [Percent]	(3.96%)
T. Rowe Price Equity Income I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Equity Income I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	12.00%
Average Annual Total Returns, 5 Years [Percent]	8.72%
T. Rowe Price Equity Income Port: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Equity Income Port: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	11.70%
Average Annual Total Returns, 5 Years [Percent]	8.48%
Average Annual Total Returns, 10 Years [Percent]	8.27%
T. Rowe Price Equity Income R: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Equity Income R: Class Retirement
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	11.27%
Average Annual Total Returns, 5 Years [Percent]	7.99%
Average Annual Total Returns, 10 Years [Percent]	7.81%
T. Rowe Price European Stock: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price European Stock: Class Inv
Portfolio Company Adviser [Text Block]	T. Rowe Price
Portfolio Company Subadviser [Text Block]	T. Rowe Price International Ltd
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	1.83%
Average Annual Total Returns, 5 Years [Percent]	4.14%
Average Annual Total Returns, 10 Years [Percent]	4.39%
T. Rowe Price Financial Services I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Financial Services I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.78%	[4]
Average Annual Total Returns, 1 Year [Percent]	31.06%
Average Annual Total Returns, 5 Years [Percent]	14.41%
T. Rowe Price Global Allocation Advisor: Class Adv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Global Allocation Advisor: Class Adv
Portfolio Company Adviser [Text Block]	T. Rowe Price
Portfolio Company Subadviser [Text Block]	T. Rowe Price Hong Kong Limited;T. Rowe Price Singapore Private Ltd;T. Rowe Price Japan, Inc;T. Rowe Price International Ltd; T. Rowe Price Australia Limited
Current Expenses [Percent]	1.24%	[11]
Average Annual Total Returns, 1 Year [Percent]	9.53%
Average Annual Total Returns, 5 Years [Percent]	5.70%
Average Annual Total Returns, 10 Years [Percent]	6.08%
T. Rowe Price Global Allocation I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Global Allocation I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price
Portfolio Company Subadviser [Text Block]	T. Rowe Price Hong Kong Limited;T. Rowe Price Singapore Private Ltd;T. Rowe Price Japan, Inc;T. Rowe Price International Ltd; T. Rowe Price Australia Limited
Current Expenses [Percent]	0.82%	[4]
Average Annual Total Returns, 1 Year [Percent]	10.00%
Average Annual Total Returns, 5 Years [Percent]	6.13%
T. Rowe Price Global Multi-Sector Bd I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Global Multi-Sector Bd I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price
Portfolio Company Subadviser [Text Block]	T. Rowe Price Hong Kong Limited;T. Rowe Price International Ltd
Current Expenses [Percent]	0.51%	[4]
Average Annual Total Returns, 1 Year [Percent]	4.42%
Average Annual Total Returns, 5 Years [Percent]	1.56%
T. Rowe Price Global Technology I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Global Technology I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	33.33%
Average Annual Total Returns, 5 Years [Percent]	12.44%
T. Rowe Price Growth Stock Adv: Class Adv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Growth Stock Adv: Class Adv
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	29.27%
Average Annual Total Returns, 5 Years [Percent]	12.82%
Average Annual Total Returns, 10 Years [Percent]	13.38%
T. Rowe Price Growth Stock I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Growth Stock I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	29.76%
Average Annual Total Returns, 5 Years [Percent]	13.26%
T. Rowe Price Growth Stock R: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Growth Stock R: Class Retirement
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	28.93%
Average Annual Total Returns, 5 Years [Percent]	12.53%
Average Annual Total Returns, 10 Years [Percent]	13.09%
T. Rowe Price Health Sciences I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Health Sciences I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	1.94%
Average Annual Total Returns, 5 Years [Percent]	6.45%
T. Rowe Price Instl Mid-Cap Equity Gr: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Instl Mid-Cap Equity Gr: Class Inst	[5]
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.	[5]
Portfolio Company Subadviser [Text Block]	T. Rowe Price Investment Management,Inc.	[5]
Current Expenses [Percent]	0.61%	[5]
Average Annual Total Returns, 1 Year [Percent]	9.67%	[5]
Average Annual Total Returns, 5 Years [Percent]	7.78%	[5]
Average Annual Total Returns, 10 Years [Percent]	10.55%	[5]
T. Rowe Price Integrated US Sm Gr Eq I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Integrated US Sm Gr Eq I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	13.06%
Average Annual Total Returns, 5 Years [Percent]	8.06%
T. Rowe Price International Discovery: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price International Discovery: Class Inv
Portfolio Company Adviser [Text Block]	T. Rowe Price
Portfolio Company Subadviser [Text Block]	T. Rowe Price International Limited;T. Rowe Price Hong Kong Limited;T. Rowe Price Japan, Inc
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	3.67%
Average Annual Total Returns, 5 Years [Percent]	4.01%
Average Annual Total Returns, 10 Years [Percent]	6.80%
T. Rowe Price International Stock R: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price International Stock R: Class Retirement
Portfolio Company Adviser [Text Block]	T. Rowe Price
Portfolio Company Subadviser [Text Block]	T. Rowe Price International Ltd
Current Expenses [Percent]	1.40%	[11]
Average Annual Total Returns, 1 Year [Percent]	2.83%
Average Annual Total Returns, 5 Years [Percent]	2.76%
Average Annual Total Returns, 10 Years [Percent]	4.77%
T. Rowe Price International Value Eq Adv: Class Adv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price International Value Eq Adv: Class Adv
Portfolio Company Adviser [Text Block]	T. Rowe Price
Portfolio Company Subadviser [Text Block]	T. Rowe Price International Ltd
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	7.63%
Average Annual Total Returns, 5 Years [Percent]	5.93%
Average Annual Total Returns, 10 Years [Percent]	4.36%
T. Rowe Price International Value Eq I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price International Value Eq I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price
Portfolio Company Subadviser [Text Block]	T. Rowe Price International Ltd
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	8.01%
Average Annual Total Returns, 5 Years [Percent]	6.37%
T. Rowe Price International Value Eq R: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price International Value Eq R: Class Retirement
Portfolio Company Adviser [Text Block]	T. Rowe Price
Portfolio Company Subadviser [Text Block]	T. Rowe Price International Ltd
Current Expenses [Percent]	1.33%
Average Annual Total Returns, 1 Year [Percent]	7.33%
Average Annual Total Returns, 5 Years [Percent]	5.66%
Average Annual Total Returns, 10 Years [Percent]	4.08%
T. Rowe Price Mid-Cap Growth I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Mid-Cap Growth I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Portfolio Company Subadviser [Text Block]	T. Rowe Price Investment Management,Inc.
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	9.54%
Average Annual Total Returns, 5 Years [Percent]	7.92%
T. Rowe Price Mid-Cap Growth R: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Mid-Cap Growth R: Class Retirement
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Portfolio Company Subadviser [Text Block]	T. Rowe Price Investment Management,Inc.
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	8.82%
Average Annual Total Returns, 5 Years [Percent]	7.20%
Average Annual Total Returns, 10 Years [Percent]	9.66%
T. Rowe Price Mid-Cap Value Adv: Class Adv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Mid-Cap Value Adv: Class Adv
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	16.02%
Average Annual Total Returns, 5 Years [Percent]	12.30%
Average Annual Total Returns, 10 Years [Percent]	9.71%
T. Rowe Price Mid-Cap Value I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Mid-Cap Value I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	16.49%
Average Annual Total Returns, 5 Years [Percent]	12.75%
T. Rowe Price Mid-Cap Value R: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Mid-Cap Value R: Class Retirement
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	1.35%
Average Annual Total Returns, 1 Year [Percent]	15.69%
Average Annual Total Returns, 5 Years [Percent]	12.03%
Average Annual Total Returns, 10 Years [Percent]	9.44%
T. Rowe Price New Era I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price New Era I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	4.71%
Average Annual Total Returns, 5 Years [Percent]	6.87%
T. Rowe Price New Horizons I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price New Horizons I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	3.99%
Average Annual Total Returns, 5 Years [Percent]	6.69%
T. Rowe Price Overseas Stock I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Overseas Stock I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price
Portfolio Company Subadviser [Text Block]	T. Rowe Price International Ltd
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	2.95%
Average Annual Total Returns, 5 Years [Percent]	4.53%
T. Rowe Price Real Estate I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Real Estate I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.63%	[4]
Average Annual Total Returns, 1 Year [Percent]	3.91%
Average Annual Total Returns, 5 Years [Percent]	2.74%
T. Rowe Price Retirement 2005 Advisor: Class Adv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2005 Advisor: Class Adv
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	7.84%
Average Annual Total Returns, 5 Years [Percent]	4.40%
Average Annual Total Returns, 10 Years [Percent]	4.80%
T. Rowe Price Retirement 2005 I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2005 I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	8.22%
T. Rowe Price Retirement 2005 R: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2005 R: Class Retirement
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	7.62%
Average Annual Total Returns, 5 Years [Percent]	4.13%
Average Annual Total Returns, 10 Years [Percent]	4.54%
T. Rowe Price Retirement 2010 Advisor: Class Adv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2010 Advisor: Class Adv
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	8.26%
Average Annual Total Returns, 5 Years [Percent]	4.75%
Average Annual Total Returns, 10 Years [Percent]	5.16%
T. Rowe Price Retirement 2010 I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2010 I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	8.71%
T. Rowe Price Retirement 2010 R: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2010 R: Class Retirement
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	7.99%
Average Annual Total Returns, 5 Years [Percent]	4.49%
Average Annual Total Returns, 10 Years [Percent]	4.90%
T. Rowe Price Retirement 2015 Advisor: Class Adv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2015 Advisor: Class Adv
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	8.54%
Average Annual Total Returns, 5 Years [Percent]	5.14%
Average Annual Total Returns, 10 Years [Percent]	5.62%
T. Rowe Price Retirement 2015 I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2015 I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	8.98%
T. Rowe Price Retirement 2015 R: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2015 R: Class Retirement
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	8.32%
Average Annual Total Returns, 5 Years [Percent]	4.88%
Average Annual Total Returns, 10 Years [Percent]	5.35%
T. Rowe Price Retirement 2020 Advisor: Class Adv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2020 Advisor: Class Adv
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	8.90%
Average Annual Total Returns, 5 Years [Percent]	5.48%
Average Annual Total Returns, 10 Years [Percent]	6.13%
T. Rowe Price Retirement 2020 I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2020 I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	9.29%
T. Rowe Price Retirement 2020 R: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2020 R: Class Retirement
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	8.61%
Average Annual Total Returns, 5 Years [Percent]	5.22%
Average Annual Total Returns, 10 Years [Percent]	5.86%
T. Rowe Price Retirement 2025 Advisor: Class Adv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2025 Advisor: Class Adv
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	9.44%
Average Annual Total Returns, 5 Years [Percent]	6.07%
Average Annual Total Returns, 10 Years [Percent]	6.70%
T. Rowe Price Retirement 2025 I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2025 I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	9.91%
T. Rowe Price Retirement 2025 R: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2025 R: Class Retirement
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	9.19%
Average Annual Total Returns, 5 Years [Percent]	5.81%
Average Annual Total Returns, 10 Years [Percent]	6.44%
T. Rowe Price Retirement 2030 Advisor: Class Adv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2030 Advisor: Class Adv
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	10.46%
Average Annual Total Returns, 5 Years [Percent]	6.79%
Average Annual Total Returns, 10 Years [Percent]	7.31%
T. Rowe Price Retirement 2030 I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2030 I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	10.92%
T. Rowe Price Retirement 2030 R: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2030 R: Class Retirement
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	10.19%
Average Annual Total Returns, 5 Years [Percent]	6.53%
Average Annual Total Returns, 10 Years [Percent]	7.05%
T. Rowe Price Retirement 2035 Advisor: Class Adv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2035 Advisor: Class Adv
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	11.67%
Average Annual Total Returns, 5 Years [Percent]	7.59%
Average Annual Total Returns, 10 Years [Percent]	7.89%
T. Rowe Price Retirement 2035 I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2035 I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	12.15%
T. Rowe Price Retirement 2035 R: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2035 R: Class Retirement
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	11.34%
Average Annual Total Returns, 5 Years [Percent]	7.31%
Average Annual Total Returns, 10 Years [Percent]	7.62%
T. Rowe Price Retirement 2040 Advisor: Class Adv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2040 Advisor: Class Adv
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	12.84%
Average Annual Total Returns, 5 Years [Percent]	8.29%
Average Annual Total Returns, 10 Years [Percent]	8.38%
T. Rowe Price Retirement 2040 I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2040 I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	13.38%
T. Rowe Price Retirement 2040 R: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2040 R: Class Retirement
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	12.58%
Average Annual Total Returns, 5 Years [Percent]	8.02%
Average Annual Total Returns, 10 Years [Percent]	8.11%
T. Rowe Price Retirement 2045 Advisor: Class Adv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2045 Advisor: Class Adv
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	13.61%
Average Annual Total Returns, 5 Years [Percent]	8.79%
Average Annual Total Returns, 10 Years [Percent]	8.70%
T. Rowe Price Retirement 2045 I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2045 I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	14.21%
T. Rowe Price Retirement 2045 R: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2045 R: Class Retirement
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	13.35%
Average Annual Total Returns, 5 Years [Percent]	8.53%
Average Annual Total Returns, 10 Years [Percent]	8.43%
T. Rowe Price Retirement 2050 Advisor: Class Adv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2050 Advisor: Class Adv
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	13.89%
Average Annual Total Returns, 5 Years [Percent]	8.91%
Average Annual Total Returns, 10 Years [Percent]	8.76%
T. Rowe Price Retirement 2050 I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2050 I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	14.39%
T. Rowe Price Retirement 2050 R: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2050 R: Class Retirement
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	13.63%
Average Annual Total Returns, 5 Years [Percent]	8.65%
Average Annual Total Returns, 10 Years [Percent]	8.50%
T. Rowe Price Retirement 2055 Advisor: Class Adv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2055 Advisor: Class Adv
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	13.96%
Average Annual Total Returns, 5 Years [Percent]	8.88%
Average Annual Total Returns, 10 Years [Percent]	8.74%
T. Rowe Price Retirement 2055 I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2055 I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	14.55%
T. Rowe Price Retirement 2055 R: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2055 R: Class Retirement
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	13.73%
Average Annual Total Returns, 5 Years [Percent]	8.62%
Average Annual Total Returns, 10 Years [Percent]	8.47%
T. Rowe Price Retirement 2060 Advisor: Class Adv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2060 Advisor: Class Adv
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	13.97%
Average Annual Total Returns, 5 Years [Percent]	8.89%
Average Annual Total Returns, 10 Years [Percent]	8.74%
T. Rowe Price Retirement 2060 I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2060 I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	14.53%
T. Rowe Price Retirement 2060 R: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2060 R: Class Retirement
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	13.63%
Average Annual Total Returns, 5 Years [Percent]	8.60%
Average Annual Total Returns, 10 Years [Percent]	8.47%
T. Rowe Price Retirement 2065 Advisor: Class Adv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2065 Advisor: Class Adv
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	14.02%
T. Rowe Price Retirement 2065 I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2065 I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	14.46%
T. Rowe Price Retirement 2065 R: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2065 R: Class Retirement
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	13.70%
T. Rowe Price Retirement Balanced Adv: Class Adv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement Balanced Adv: Class Adv
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	7.66%
Average Annual Total Returns, 5 Years [Percent]	4.50%
Average Annual Total Returns, 10 Years [Percent]	4.83%
T. Rowe Price Retirement Balanced ClassI: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement Balanced ClassI: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	8.09%
T. Rowe Price Retirement Balanced R: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement Balanced R: Class Retirement
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	7.31%
Average Annual Total Returns, 5 Years [Percent]	4.25%
Average Annual Total Returns, 10 Years [Percent]	4.56%
T. Rowe Price Science & Tech I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Science & Tech I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	40.43%
Average Annual Total Returns, 5 Years [Percent]	16.68%
T. Rowe Price Small-Cap Stock I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Small-Cap Stock I: Class Inst	[5]
Portfolio Company Adviser [Text Block]	T. Rowe Price	[5]
Portfolio Company Subadviser [Text Block]	T. Rowe Price Investment Management,Inc.	[5]
Current Expenses [Percent]	0.77%	[5]
Average Annual Total Returns, 1 Year [Percent]	11.78%	[5]
Average Annual Total Returns, 5 Years [Percent]	8.13%	[5]
T. Rowe Price Small-Cap Value I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Small-Cap Value I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price
Portfolio Company Subadviser [Text Block]	T. Rowe Price Investment Management,Inc.
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	11.05%
Average Annual Total Returns, 5 Years [Percent]	7.56%
T. Rowe Price Spectrum Mod Gr Allc I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Spectrum Mod Gr Allc I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price
Portfolio Company Subadviser [Text Block]	T. Rowe Price International Limited;T. Rowe Price Hong Kong Limited;T. Rowe Price Investment Management,Inc.
Current Expenses [Percent]	0.64%	[4]
Average Annual Total Returns, 1 Year [Percent]	12.70%
Average Annual Total Returns, 5 Years [Percent]	7.43%
T. Rowe Price Value I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Value I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.57%	[4]
Average Annual Total Returns, 1 Year [Percent]	15.18%
Average Annual Total Returns, 5 Years [Percent]	10.55%
Templeton Foreign Adv: Class Adv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Templeton Foreign Adv: Class Adv
Portfolio Company Adviser [Text Block]	Franklin Templeton Invts
Current Expenses [Percent]	0.85%	[11]
Average Annual Total Returns, 1 Year [Percent]	(2.26%)
Average Annual Total Returns, 5 Years [Percent]	3.59%
Average Annual Total Returns, 10 Years [Percent]	3.45%
Templeton Foreign R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Templeton Foreign R6: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Templeton Invts
Current Expenses [Percent]	0.74%	[4]
Average Annual Total Returns, 1 Year [Percent]	(2.26%)
Average Annual Total Returns, 5 Years [Percent]	3.73%
Average Annual Total Returns, 10 Years [Percent]	3.60%
Templeton Foreign R: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Templeton Foreign R: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Templeton Invts
Current Expenses [Percent]	1.35%	[7]
Average Annual Total Returns, 1 Year [Percent]	(2.79%)
Average Annual Total Returns, 5 Years [Percent]	3.09%
Average Annual Total Returns, 10 Years [Percent]	2.92%
Templeton Global Bond Adv: Class Adv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Templeton Global Bond Adv: Class Adv
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	0.72%	[11]
Average Annual Total Returns, 1 Year [Percent]	(11.79%)
Average Annual Total Returns, 5 Years [Percent]	(4.90%)
Average Annual Total Returns, 10 Years [Percent]	(1.78%)
Templeton Global Bond R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Templeton Global Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	0.58%	[4]
Average Annual Total Returns, 1 Year [Percent]	(11.54%)
Average Annual Total Returns, 5 Years [Percent]	(4.76%)
Average Annual Total Returns, 10 Years [Percent]	(1.64%)
Templeton Global Bond R: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Templeton Global Bond R: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	1.22%	[7]
Average Annual Total Returns, 1 Year [Percent]	(12.17%)
Average Annual Total Returns, 5 Years [Percent]	(5.38%)
Average Annual Total Returns, 10 Years [Percent]	(2.27%)
Templeton Growth Adv: Class Adv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Templeton Growth Adv: Class Adv
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Portfolio Company Subadviser [Text Block]	Templeton Asset Management Ltd.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	5.67%
Average Annual Total Returns, 5 Years [Percent]	4.85%
Average Annual Total Returns, 10 Years [Percent]	4.23%
Templeton Growth R: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Templeton Growth R: Class Retirement
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Portfolio Company Subadviser [Text Block]	Templeton Asset Management Ltd.
Current Expenses [Percent]	1.28%
Average Annual Total Returns, 1 Year [Percent]	5.17%
Average Annual Total Returns, 5 Years [Percent]	4.33%
Average Annual Total Returns, 10 Years [Percent]	3.71%
Templeton International Bond A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Templeton International Bond A: Class A
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	1.07%	[11]
Average Annual Total Returns, 1 Year [Percent]	(11.70%)
Average Annual Total Returns, 5 Years [Percent]	(5.59%)
Average Annual Total Returns, 10 Years [Percent]	(2.18%)
Thornburg Developing World R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Thornburg Developing World R6: Class Retirement
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	0.94%	[4]
Average Annual Total Returns, 1 Year [Percent]	5.88%
Average Annual Total Returns, 5 Years [Percent]	0.23%
Average Annual Total Returns, 10 Years [Percent]	2.93%
Thornburg International Equity R3: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Thornburg International Equity R3: Class Retirement
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	1.36%	[7]
Average Annual Total Returns, 1 Year [Percent]	11.05%
Average Annual Total Returns, 5 Years [Percent]	6.80%
Average Annual Total Returns, 10 Years [Percent]	6.23%
Thornburg International Equity R5: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Thornburg International Equity R5: Class Retirement
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	0.90%	[11]
Average Annual Total Returns, 1 Year [Percent]	11.54%
Average Annual Total Returns, 5 Years [Percent]	7.29%
Average Annual Total Returns, 10 Years [Percent]	6.72%
Thornburg International Equity R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Thornburg International Equity R6: Class Retirement
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	0.70%	[4]
Average Annual Total Returns, 1 Year [Percent]	11.78%
Average Annual Total Returns, 5 Years [Percent]	7.51%
Average Annual Total Returns, 10 Years [Percent]	6.94%
Thornburg International Growth R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Thornburg International Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	0.89%	[4]
Average Annual Total Returns, 1 Year [Percent]	2.52%
Average Annual Total Returns, 5 Years [Percent]	3.02%
Average Annual Total Returns, 10 Years [Percent]	5.35%
Thornburg Investment Income Builder R3: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Thornburg Investment Income Builder R3: Class Retirement
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	1.54%	[7]
Average Annual Total Returns, 1 Year [Percent]	12.68%
Average Annual Total Returns, 5 Years [Percent]	7.45%
Average Annual Total Returns, 10 Years [Percent]	6.52%
Thornburg Investment Income Builder R5: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Thornburg Investment Income Builder R5: Class Retirement
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	1.03%	[11]
Average Annual Total Returns, 1 Year [Percent]	13.26%
Average Annual Total Returns, 5 Years [Percent]	7.99%
Average Annual Total Returns, 10 Years [Percent]	7.05%
Thornburg Investment Income Builder R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Thornburg Investment Income Builder R6: Class Retirement
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	0.84%	[4]
Average Annual Total Returns, 1 Year [Percent]	13.44%
Average Annual Total Returns, 5 Years [Percent]	8.20%
Thornburg Limited Term Income R3: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Thornburg Limited Term Income R3: Class Retirement
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	0.99%	[7]
Average Annual Total Returns, 1 Year [Percent]	4.12%
Average Annual Total Returns, 5 Years [Percent]	1.54%
Average Annual Total Returns, 10 Years [Percent]	1.91%
Thornburg Limited Term Income R5: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Thornburg Limited Term Income R5: Class Retirement
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	0.49%	[11]
Average Annual Total Returns, 1 Year [Percent]	4.64%
Average Annual Total Returns, 5 Years [Percent]	2.05%
Average Annual Total Returns, 10 Years [Percent]	2.35%
Thornburg Limited Term Income R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Thornburg Limited Term Income R6: Class Retirement
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	0.42%	[4]
Average Annual Total Returns, 1 Year [Percent]	4.79%
Average Annual Total Returns, 5 Years [Percent]	2.13%
Thornburg Limited Term US Government R3: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Thornburg Limited Term US Government R3: Class Retirement	[10]
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc	[10]
Current Expenses [Percent]	0.99%	[10],[11]
Average Annual Total Returns, 1 Year [Percent]	2.32%	[10]
Average Annual Total Returns, 5 Years [Percent]	(0.12%)	[10]
Average Annual Total Returns, 10 Years [Percent]	0.53%	[10]
Thornburg Small/Mid Cap Core R3: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Thornburg Small/Mid Cap Core R3: Class Retirement
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	1.31%	[11]
Average Annual Total Returns, 1 Year [Percent]	19.48%
Average Annual Total Returns, 5 Years [Percent]	6.71%
Average Annual Total Returns, 10 Years [Percent]	8.16%
Thornburg Small/Mid Cap Growth R3: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Thornburg Small/Mid Cap Growth R3: Class Retirement
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	1.46%	[7]
Average Annual Total Returns, 1 Year [Percent]	19.61%
Average Annual Total Returns, 5 Years [Percent]	4.90%
Average Annual Total Returns, 10 Years [Percent]	7.03%
Thornburg Small/Mid Cap Growth R5: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Thornburg Small/Mid Cap Growth R5: Class Retirement
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	0.95%	[11]
Average Annual Total Returns, 1 Year [Percent]	20.20%
Average Annual Total Returns, 5 Years [Percent]	5.44%
Average Annual Total Returns, 10 Years [Percent]	7.57%
Thornburg Strategic Income R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Thornburg Strategic Income R6: Class Retirement
Portfolio Company Adviser [Text Block]	Thornburg Investment Management Inc
Current Expenses [Percent]	0.53%	[4]
Average Annual Total Returns, 1 Year [Percent]	4.82%
Average Annual Total Returns, 5 Years [Percent]	3.39%
Timothy Plan Conservative Growth A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Timothy Plan Conservative Growth A: Class A
Portfolio Company Adviser [Text Block]	Timothy Partners Ltd
Current Expenses [Percent]	1.78%
Average Annual Total Returns, 1 Year [Percent]	4.31%
Average Annual Total Returns, 5 Years [Percent]	2.34%
Average Annual Total Returns, 10 Years [Percent]	2.53%
Timothy Plan Strategic Growth A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Timothy Plan Strategic Growth A: Class A
Portfolio Company Adviser [Text Block]	Timothy Partners Ltd
Current Expenses [Percent]	1.69%
Average Annual Total Returns, 1 Year [Percent]	6.03%
Average Annual Total Returns, 5 Years [Percent]	3.52%
Average Annual Total Returns, 10 Years [Percent]	3.29%
Touchstone Flexible Income A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Touchstone Flexible Income A: Class A
Portfolio Company Adviser [Text Block]	Bramshill Investments LLC
Portfolio Company Subadviser [Text Block]	Bramshill Investments LLC
Current Expenses [Percent]	1.21%	[11]
Average Annual Total Returns, 1 Year [Percent]	4.57%
Average Annual Total Returns, 5 Years [Percent]	2.76%
Average Annual Total Returns, 10 Years [Percent]	3.26%
Touchstone Focused A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Touchstone Focused A: Class A
Portfolio Company Adviser [Text Block]	Fort Washington Investment Advisors Inc
Portfolio Company Subadviser [Text Block]	Fort Washington Investment Advisors Inc
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	18.56%
Average Annual Total Returns, 5 Years [Percent]	13.65%
Average Annual Total Returns, 10 Years [Percent]	11.27%
Touchstone Focused Instl: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Touchstone Focused Instl: Class Inst
Portfolio Company Adviser [Text Block]	Fort Washington Investment Advisors Inc
Portfolio Company Subadviser [Text Block]	Fort Washington Investment Advisors Inc
Current Expenses [Percent]	0.85%	[4]
Average Annual Total Returns, 1 Year [Percent]	18.92%
Average Annual Total Returns, 5 Years [Percent]	14.04%
Average Annual Total Returns, 10 Years [Percent]	11.66%
Touchstone Focused Y: Class No Load [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Touchstone Focused Y: Class No Load
Portfolio Company Adviser [Text Block]	Fort Washington Investment Advisors Inc
Portfolio Company Subadviser [Text Block]	Fort Washington Investment Advisors Inc
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	18.91%
Average Annual Total Returns, 5 Years [Percent]	13.99%
Average Annual Total Returns, 10 Years [Percent]	11.59%
Touchstone Growth Opportunities A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Touchstone Growth Opportunities A: Class A
Portfolio Company Adviser [Text Block]	Westfield Capital Management Company, L.P.
Portfolio Company Subadviser [Text Block]	Westfield Capital Management Company, L.P.
Current Expenses [Percent]	1.27%	[11]
Average Annual Total Returns, 1 Year [Percent]	32.37%
Average Annual Total Returns, 5 Years [Percent]	17.11%
Average Annual Total Returns, 10 Years [Percent]	14.17%
Touchstone Large Cap Focused Instl: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Touchstone Large Cap Focused Instl: Class Inst
Portfolio Company Adviser [Text Block]	Fort Washington Investment Advisors Inc
Portfolio Company Subadviser [Text Block]	Fort Washington Investment Advisors Inc
Current Expenses [Percent]	0.71%	[4]
Average Annual Total Returns, 1 Year [Percent]	20.64%
Average Annual Total Returns, 5 Years [Percent]	14.32%
Average Annual Total Returns, 10 Years [Percent]	13.23%
Touchstone Mid Cap Growth A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Touchstone Mid Cap Growth A: Class A
Portfolio Company Adviser [Text Block]	Westfield Capital Management Company, L.P.
Portfolio Company Subadviser [Text Block]	Westfield Capital Management Company, L.P.
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	15.94%
Average Annual Total Returns, 5 Years [Percent]	9.37%
Average Annual Total Returns, 10 Years [Percent]	10.87%
Touchstone Mid Cap Growth Inst: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Touchstone Mid Cap Growth Inst: Class Inst	[5]
Portfolio Company Adviser [Text Block]	Westfield Capital Management Company, L.P.	[5]
Portfolio Company Subadviser [Text Block]	Westfield Capital Management Company, L.P.	[5]
Current Expenses [Percent]	0.87%	[4],[5]
Average Annual Total Returns, 1 Year [Percent]	16.32%	[5]
Average Annual Total Returns, 5 Years [Percent]	9.76%	[5]
Average Annual Total Returns, 10 Years [Percent]	11.23%	[5]
Touchstone Mid Cap Growth R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Touchstone Mid Cap Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Westfield Capital Management Company, L.P.
Portfolio Company Subadviser [Text Block]	Westfield Capital Management Company, L.P.
Current Expenses [Percent]	0.78%	[4]
Average Annual Total Returns, 1 Year [Percent]	16.46%
Touchstone Mid Cap R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Touchstone Mid Cap R6: Class Retirement
Portfolio Company Adviser [Text Block]	The London Company of Virginia, LLC
Portfolio Company Subadviser [Text Block]	London Company of Virginia
Current Expenses [Percent]	0.79%	[4]
Average Annual Total Returns, 1 Year [Percent]	8.59%
Touchstone Non-US Equity A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Touchstone Non-US Equity A: Class A
Portfolio Company Adviser [Text Block]	Rockefeller & Co
Portfolio Company Subadviser [Text Block]	Rockefeller & Co. LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	8.93%
Average Annual Total Returns, 5 Years [Percent]	7.40%
Average Annual Total Returns, 10 Years [Percent]	7.45%
Touchstone Small Company R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Touchstone Small Company R6: Class Retirement
Portfolio Company Adviser [Text Block]	Fort Washington Investment Advisors Inc
Portfolio Company Subadviser [Text Block]	Fort Washington Investment Advisors Inc
Current Expenses [Percent]	0.81%	[4]
Average Annual Total Returns, 1 Year [Percent]	13.64%
Average Annual Total Returns, 5 Years [Percent]	10.55%
Average Annual Total Returns, 10 Years [Percent]	9.96%
Touchstone Value A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Touchstone Value A: Class A
Portfolio Company Adviser [Text Block]	Barrow Hanley Mewhinney & Strauss LLC
Portfolio Company Subadviser [Text Block]	Barrow Hanley Mewhinney & Strauss LLC
Current Expenses [Percent]	1.08%	[11]
Average Annual Total Returns, 1 Year [Percent]	17.57%
Average Annual Total Returns, 5 Years [Percent]	10.18%
Average Annual Total Returns, 10 Years [Percent]	9.23%
Undiscovered Managers Behavioral Val R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Undiscovered Managers Behavioral Val R6: Class Retirement
Portfolio Company Adviser [Text Block]	FullerThaler
Portfolio Company Subadviser [Text Block]	Fuller & Thaler Asset Management Inc
Current Expenses [Percent]	0.80%	[4]
Average Annual Total Returns, 1 Year [Percent]	10.35%
Average Annual Total Returns, 5 Years [Percent]	11.75%
Average Annual Total Returns, 10 Years [Percent]	9.99%
Vanguard 500 Index Admiral: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard 500 Index Admiral: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.04%
Average Annual Total Returns, 1 Year [Percent]	24.97%
Average Annual Total Returns, 5 Years [Percent]	14.48%
Average Annual Total Returns, 10 Years [Percent]	13.06%
Vanguard Balanced Index Adm: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Balanced Index Adm: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.07%
Average Annual Total Returns, 1 Year [Percent]	14.59%
Average Annual Total Returns, 5 Years [Percent]	8.28%
Average Annual Total Returns, 10 Years [Percent]	8.17%
Vanguard Commodity Strategy Admiral: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Commodity Strategy Admiral: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.16%
Average Annual Total Returns, 1 Year [Percent]	5.29%
Average Annual Total Returns, 5 Years [Percent]	9.55%
Vanguard Consumer Discretionary Idx Adm: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Consumer Discretionary Idx Adm: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.09%
Average Annual Total Returns, 1 Year [Percent]	24.39%
Average Annual Total Returns, 5 Years [Percent]	15.95%
Average Annual Total Returns, 10 Years [Percent]	13.79%
Vanguard Consumer Staples Index Admiral: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Consumer Staples Index Admiral: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.09%
Average Annual Total Returns, 1 Year [Percent]	13.32%
Average Annual Total Returns, 5 Years [Percent]	8.24%
Average Annual Total Returns, 10 Years [Percent]	8.10%
Vanguard Developed Markets Index Admiral: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Developed Markets Index Admiral: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.05%
Average Annual Total Returns, 1 Year [Percent]	3.04%
Average Annual Total Returns, 5 Years [Percent]	4.76%
Average Annual Total Returns, 10 Years [Percent]	5.47%
Vanguard Dividend Growth Inv: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Dividend Growth Inv: Class Inv
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	9.03%
Average Annual Total Returns, 5 Years [Percent]	9.42%
Average Annual Total Returns, 10 Years [Percent]	10.48%
Vanguard Emerging Mkts Stock Idx Adm: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Emerging Mkts Stock Idx Adm: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Global Advisors, LLC
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	10.95%
Average Annual Total Returns, 5 Years [Percent]	2.98%
Average Annual Total Returns, 10 Years [Percent]	3.99%
Vanguard Energy Adm: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Energy Adm: Class Inst
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	10.67%
Average Annual Total Returns, 5 Years [Percent]	5.70%
Average Annual Total Returns, 10 Years [Percent]	2.96%
Vanguard Energy Index Admiral: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Energy Index Admiral: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.09%
Average Annual Total Returns, 1 Year [Percent]	6.57%
Average Annual Total Returns, 5 Years [Percent]	12.69%
Average Annual Total Returns, 10 Years [Percent]	4.40%
Vanguard Equity-Income Adm: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Equity-Income Adm: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.18%
Average Annual Total Returns, 1 Year [Percent]	15.16%
Average Annual Total Returns, 5 Years [Percent]	9.97%
Average Annual Total Returns, 10 Years [Percent]	10.07%
Vanguard European Stock Admiral: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard European Stock Admiral: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	2.03%
Average Annual Total Returns, 5 Years [Percent]	4.94%
Average Annual Total Returns, 10 Years [Percent]	5.26%
Vanguard Explorer Adm: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Explorer Adm: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.33%
Average Annual Total Returns, 1 Year [Percent]	10.37%
Average Annual Total Returns, 5 Years [Percent]	9.24%
Average Annual Total Returns, 10 Years [Percent]	10.22%
Vanguard Extended Market Index Admiral: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Extended Market Index Admiral: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.05%
Average Annual Total Returns, 1 Year [Percent]	16.91%
Average Annual Total Returns, 5 Years [Percent]	9.89%
Average Annual Total Returns, 10 Years [Percent]	9.45%
Vanguard FTSE All-Wld ex-US Idx Admiral: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard FTSE All-Wld ex-US Idx Admiral: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	5.44%
Average Annual Total Returns, 5 Years [Percent]	4.39%
Average Annual Total Returns, 10 Years [Percent]	5.12%
Vanguard FTSE Social Index Admiral: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard FTSE Social Index Admiral: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	25.97%
Average Annual Total Returns, 5 Years [Percent]	14.53%
Vanguard Financials Index Admiral: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Financials Index Admiral: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.09%
Average Annual Total Returns, 1 Year [Percent]	30.48%
Average Annual Total Returns, 5 Years [Percent]	11.59%
Average Annual Total Returns, 10 Years [Percent]	11.38%
Vanguard GNMA Adm: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard GNMA Adm: Class Inst
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.11%
Average Annual Total Returns, 1 Year [Percent]	1.16%
Average Annual Total Returns, 5 Years [Percent]	(0.47%)
Average Annual Total Returns, 10 Years [Percent]	0.97%
Vanguard Growth & Income Adm: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Growth & Income Adm: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	26.28%
Average Annual Total Returns, 5 Years [Percent]	14.77%
Average Annual Total Returns, 10 Years [Percent]	13.04%
Vanguard Growth Index Admiral: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Growth Index Admiral: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.05%
Average Annual Total Returns, 1 Year [Percent]	32.66%
Average Annual Total Returns, 5 Years [Percent]	18.36%
Average Annual Total Returns, 10 Years [Percent]	15.75%
Vanguard Health Care Adm: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Health Care Adm: Class Inst
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	(1.53%)
Average Annual Total Returns, 5 Years [Percent]	5.79%
Average Annual Total Returns, 10 Years [Percent]	7.31%
Vanguard Health Care Index Admiral: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Health Care Index Admiral: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.09%
Average Annual Total Returns, 1 Year [Percent]	2.65%
Average Annual Total Returns, 5 Years [Percent]	7.21%
Average Annual Total Returns, 10 Years [Percent]	8.83%
Vanguard High Dividend Yield Index Adm: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard High Dividend Yield Index Adm: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	17.59%
Average Annual Total Returns, 5 Years [Percent]	9.73%
Vanguard High-Yield Corporate Adm: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard High-Yield Corporate Adm: Class Inst
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	6.39%
Average Annual Total Returns, 5 Years [Percent]	3.43%
Average Annual Total Returns, 10 Years [Percent]	4.60%
Vanguard Industrials Index Admiral: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Industrials Index Admiral: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.09%
Average Annual Total Returns, 1 Year [Percent]	16.97%
Average Annual Total Returns, 5 Years [Percent]	12.17%
Average Annual Total Returns, 10 Years [Percent]	10.86%
Vanguard Inflation-Protected Secs Adm: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Inflation-Protected Secs Adm: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.10%
Average Annual Total Returns, 1 Year [Percent]	1.86%
Average Annual Total Returns, 5 Years [Percent]	1.79%
Average Annual Total Returns, 10 Years [Percent]	2.12%
Vanguard Information Technology Idx Adm: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Information Technology Idx Adm: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.09%
Average Annual Total Returns, 1 Year [Percent]	29.26%
Average Annual Total Returns, 5 Years [Percent]	21.44%
Average Annual Total Returns, 10 Years [Percent]	20.76%
Vanguard Interm-Term Bond Index Adm: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Interm-Term Bond Index Adm: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.06%
Average Annual Total Returns, 1 Year [Percent]	1.51%
Average Annual Total Returns, 5 Years [Percent]	0.02%
Average Annual Total Returns, 10 Years [Percent]	1.76%
Vanguard Interm-Term Investment-Grde Adm: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Interm-Term Investment-Grde Adm: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.09%
Average Annual Total Returns, 1 Year [Percent]	3.29%
Average Annual Total Returns, 5 Years [Percent]	1.09%
Average Annual Total Returns, 10 Years [Percent]	2.49%
Vanguard Interm-Term Treasury Adm: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Interm-Term Treasury Adm: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.10%
Average Annual Total Returns, 1 Year [Percent]	1.48%
Average Annual Total Returns, 5 Years [Percent]	0.08%
Average Annual Total Returns, 10 Years [Percent]	1.23%
Vanguard International Dividend Gr Inv: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard International Dividend Gr Inv: Class Inv
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(3.03%)
Vanguard International Growth Adm: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard International Growth Adm: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	9.48%
Average Annual Total Returns, 5 Years [Percent]	6.64%
Average Annual Total Returns, 10 Years [Percent]	8.68%
Vanguard International Value Inv: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard International Value Inv: Class Inv
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	1.04%
Average Annual Total Returns, 5 Years [Percent]	4.06%
Average Annual Total Returns, 10 Years [Percent]	4.61%
Vanguard Intl Hi Div Yld Adm: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Intl Hi Div Yld Adm: Class Inst	[5]
Portfolio Company Adviser [Text Block]	Vanguard Group Inc	[5]
Current Expenses [Percent]	0.17%	[5]
Average Annual Total Returns, 1 Year [Percent]	6.97%	[5]
Average Annual Total Returns, 5 Years [Percent]	5.87%	[5]
Vanguard Intmdt-Term Trs Idx Admiral: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Intmdt-Term Trs Idx Admiral: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.06%
Average Annual Total Returns, 1 Year [Percent]	1.34%
Average Annual Total Returns, 5 Years [Percent]	(0.19%)
Average Annual Total Returns, 10 Years [Percent]	1.08%
Vanguard LifeStrategy Cnsrv Gr Inv: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard LifeStrategy Cnsrv Gr Inv: Class Inv
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	7.54%
Average Annual Total Returns, 5 Years [Percent]	3.99%
Average Annual Total Returns, 10 Years [Percent]	4.82%
Vanguard LifeStrategy Growth Inv: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard LifeStrategy Growth Inv: Class Inv
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	13.18%
Average Annual Total Returns, 5 Years [Percent]	7.99%
Average Annual Total Returns, 10 Years [Percent]	7.95%
Vanguard LifeStrategy Income Inv: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard LifeStrategy Income Inv: Class Inv
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.11%
Average Annual Total Returns, 1 Year [Percent]	4.66%
Average Annual Total Returns, 5 Years [Percent]	1.87%
Average Annual Total Returns, 10 Years [Percent]	3.15%
Vanguard LifeStrategy Mod Gr Inv Shrs: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard LifeStrategy Mod Gr Inv Shrs: Class Inv
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	10.31%
Average Annual Total Returns, 5 Years [Percent]	6.00%
Average Annual Total Returns, 10 Years [Percent]	6.41%
Vanguard Long-Term Investment-Grade Adm: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Long-Term Investment-Grade Adm: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.10%
Average Annual Total Returns, 1 Year [Percent]	(2.70%)
Average Annual Total Returns, 5 Years [Percent]	(2.22%)
Average Annual Total Returns, 10 Years [Percent]	1.85%
Vanguard Long-Term Treasury Admiral: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Long-Term Treasury Admiral: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.10%
Average Annual Total Returns, 1 Year [Percent]	(6.32%)
Average Annual Total Returns, 5 Years [Percent]	(5.07%)
Average Annual Total Returns, 10 Years [Percent]	(0.63%)
Vanguard Materials Index Admiral: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Materials Index Admiral: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.09%
Average Annual Total Returns, 1 Year [Percent]	0.46%
Average Annual Total Returns, 5 Years [Percent]	8.91%
Average Annual Total Returns, 10 Years [Percent]	7.76%
Vanguard Mid-Cap Growth Index Admiral: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Mid-Cap Growth Index Admiral: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.07%
Average Annual Total Returns, 1 Year [Percent]	16.41%
Average Annual Total Returns, 5 Years [Percent]	10.57%
Average Annual Total Returns, 10 Years [Percent]	10.40%
Vanguard Mid Cap Growth Inv: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Mid Cap Growth Inv: Class Inv
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.33%
Average Annual Total Returns, 1 Year [Percent]	17.81%
Average Annual Total Returns, 5 Years [Percent]	8.40%
Average Annual Total Returns, 10 Years [Percent]	8.91%
Vanguard Mid Cap Index Admiral: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Mid Cap Index Admiral: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.05%
Average Annual Total Returns, 1 Year [Percent]	15.22%
Average Annual Total Returns, 5 Years [Percent]	9.85%
Average Annual Total Returns, 10 Years [Percent]	9.55%
Vanguard Mid-Cap Value Index Admiral: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Mid-Cap Value Index Admiral: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.07%
Average Annual Total Returns, 1 Year [Percent]	14.03%
Average Annual Total Returns, 5 Years [Percent]	8.76%
Average Annual Total Returns, 10 Years [Percent]	8.50%
Vanguard Real Estate Index Admiral: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Real Estate Index Admiral: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	4.92%
Average Annual Total Returns, 5 Years [Percent]	2.99%
Average Annual Total Returns, 10 Years [Percent]	5.06%
Vanguard Selected Value Inv: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Selected Value Inv: Class Inv
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	7.18%
Average Annual Total Returns, 5 Years [Percent]	10.95%
Average Annual Total Returns, 10 Years [Percent]	8.86%
Vanguard Short-Term Bond Index Adm: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Short-Term Bond Index Adm: Class Inst	[13]
Portfolio Company Adviser [Text Block]	Vanguard Group Inc	[13]
Current Expenses [Percent]	0.06%	[13]
Average Annual Total Returns, 1 Year [Percent]	3.73%	[13]
Average Annual Total Returns, 5 Years [Percent]	1.25%	[13]
Average Annual Total Returns, 10 Years [Percent]	1.60%	[13]
Vanguard Short-Term Federal Adm: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Short-Term Federal Adm: Class Inst	[13]
Portfolio Company Adviser [Text Block]	Vanguard Group Inc	[13]
Current Expenses [Percent]	0.10%	[13]
Average Annual Total Returns, 1 Year [Percent]	4.26%	[13]
Average Annual Total Returns, 5 Years [Percent]	1.31%	[13]
Average Annual Total Returns, 10 Years [Percent]	1.49%	[13]
Vanguard Short-Term Investment-Grade Adm: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Short-Term Investment-Grade Adm: Class Inst	[13]
Portfolio Company Adviser [Text Block]	Vanguard Group Inc	[13]
Current Expenses [Percent]	0.09%	[13]
Average Annual Total Returns, 1 Year [Percent]	5.06%	[13]
Average Annual Total Returns, 5 Years [Percent]	1.97%	[13]
Average Annual Total Returns, 10 Years [Percent]	2.27%	[13]
Vanguard Short-Term Treasury Adm: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Short-Term Treasury Adm: Class Inst	[13]
Portfolio Company Adviser [Text Block]	Vanguard Group Inc	[13]
Current Expenses [Percent]	0.10%	[13]
Average Annual Total Returns, 1 Year [Percent]	3.83%	[13]
Average Annual Total Returns, 5 Years [Percent]	1.17%	[13]
Average Annual Total Returns, 10 Years [Percent]	1.31%	[13]
Vanguard Small Cap Growth Index Admiral: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Small Cap Growth Index Admiral: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.07%
Average Annual Total Returns, 1 Year [Percent]	16.49%
Average Annual Total Returns, 5 Years [Percent]	7.69%
Average Annual Total Returns, 10 Years [Percent]	9.09%
Vanguard Small Cap Index Admiral Shares: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Small Cap Index Admiral Shares: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.05%
Average Annual Total Returns, 1 Year [Percent]	14.23%
Average Annual Total Returns, 5 Years [Percent]	9.30%
Average Annual Total Returns, 10 Years [Percent]	9.09%
Vanguard Small Cap Value Index Admiral: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Small Cap Value Index Admiral: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.07%
Average Annual Total Returns, 1 Year [Percent]	12.39%
Average Annual Total Returns, 5 Years [Percent]	9.90%
Average Annual Total Returns, 10 Years [Percent]	8.67%
Vanguard Strategic Equity Inv: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Strategic Equity Inv: Class Inv
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.17%
Average Annual Total Returns, 1 Year [Percent]	17.16%
Average Annual Total Returns, 5 Years [Percent]	12.19%
Average Annual Total Returns, 10 Years [Percent]	10.13%
Vanguard Target Retirement 2020 Fund: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2020 Fund: Class Inv
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	7.75%
Average Annual Total Returns, 5 Years [Percent]	4.75%
Average Annual Total Returns, 10 Years [Percent]	5.58%
Vanguard Target Retirement 2025 Fund: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2025 Fund: Class Inv
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	9.44%
Average Annual Total Returns, 5 Years [Percent]	5.66%
Average Annual Total Returns, 10 Years [Percent]	6.32%
Vanguard Target Retirement 2030 Fund: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2030 Fund: Class Inv
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	10.64%
Average Annual Total Returns, 5 Years [Percent]	6.44%
Average Annual Total Returns, 10 Years [Percent]	6.92%
Vanguard Target Retirement 2035 Fund: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2035 Fund: Class Inv
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	11.78%
Average Annual Total Returns, 5 Years [Percent]	7.20%
Average Annual Total Returns, 10 Years [Percent]	7.51%
Vanguard Target Retirement 2040 Fund: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2040 Fund: Class Inv
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	12.88%
Average Annual Total Returns, 5 Years [Percent]	7.97%
Average Annual Total Returns, 10 Years [Percent]	8.08%
Vanguard Target Retirement 2045 Fund: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2045 Fund: Class Inv
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	13.91%
Average Annual Total Returns, 5 Years [Percent]	8.73%
Average Annual Total Returns, 10 Years [Percent]	8.57%
Vanguard Target Retirement 2050 Fund: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2050 Fund: Class Inv
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	14.64%
Average Annual Total Returns, 5 Years [Percent]	9.03%
Average Annual Total Returns, 10 Years [Percent]	8.72%
Vanguard Target Retirement 2055 Fund: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2055 Fund: Class Inv
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	14.64%
Average Annual Total Returns, 5 Years [Percent]	9.02%
Average Annual Total Returns, 10 Years [Percent]	8.70%
Vanguard Target Retirement 2060 Fund: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2060 Fund: Class Inv
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	14.63%
Average Annual Total Returns, 5 Years [Percent]	9.02%
Average Annual Total Returns, 10 Years [Percent]	8.70%
Vanguard Target Retirement 2065 Fund: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2065 Fund: Class Inv
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	14.62%
Average Annual Total Returns, 5 Years [Percent]	9.01%
Vanguard Target Retirement 2070 Fund: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2070 Fund: Class Inv
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	14.59%
Vanguard Target Retirement Income Fund: Class Inv [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Target Retirement Income Fund: Class Inv
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	6.58%
Average Annual Total Returns, 5 Years [Percent]	3.58%
Average Annual Total Returns, 10 Years [Percent]	4.19%
Vanguard Total Bond Market Index Adm: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Total Bond Market Index Adm: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.04%
Average Annual Total Returns, 1 Year [Percent]	1.24%
Average Annual Total Returns, 5 Years [Percent]	(0.32%)
Average Annual Total Returns, 10 Years [Percent]	1.33%
Vanguard Total Intl Bd Idx AdmiralTM: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Total Intl Bd Idx AdmiralTM: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.10%
Average Annual Total Returns, 1 Year [Percent]	3.67%
Average Annual Total Returns, 5 Years [Percent]	0.08%
Average Annual Total Returns, 10 Years [Percent]	1.90%
Vanguard Total Intl Stock Index Admiral: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Total Intl Stock Index Admiral: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.09%
Average Annual Total Returns, 1 Year [Percent]	5.14%
Average Annual Total Returns, 5 Years [Percent]	4.28%
Average Annual Total Returns, 10 Years [Percent]	5.06%
Vanguard Total Stock Mkt Idx Adm: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Total Stock Mkt Idx Adm: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.04%
Average Annual Total Returns, 1 Year [Percent]	23.74%
Average Annual Total Returns, 5 Years [Percent]	13.80%
Average Annual Total Returns, 10 Years [Percent]	12.49%
Vanguard US Growth AdmiralTM: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard US Growth AdmiralTM: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.22%
Average Annual Total Returns, 1 Year [Percent]	32.03%
Average Annual Total Returns, 5 Years [Percent]	15.65%
Average Annual Total Returns, 10 Years [Percent]	14.75%
Vanguard Utilities Index Adm: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Utilities Index Adm: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.09%
Average Annual Total Returns, 1 Year [Percent]	23.06%
Average Annual Total Returns, 5 Years [Percent]	6.04%
Average Annual Total Returns, 10 Years [Percent]	8.21%
Vanguard VIF Small Co Gr: Class N/A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard VIF Small Co Gr: Class N/A	[8]
Portfolio Company Adviser [Text Block]	Vanguard Group Inc	[8]
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	11.38%	[8]
Average Annual Total Returns, 5 Years [Percent]	6.96%	[8]
Average Annual Total Returns, 10 Years [Percent]	8.66%	[8]
Vanguard Value Index Adm: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Value Index Adm: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.05%
Average Annual Total Returns, 1 Year [Percent]	15.99%
Average Annual Total Returns, 5 Years [Percent]	9.93%
Average Annual Total Returns, 10 Years [Percent]	9.99%
Vanguard Wellesley® Income AdmiralTM: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Wellesley® Income AdmiralTM: Class Inst
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.16%
Average Annual Total Returns, 1 Year [Percent]	5.97%
Average Annual Total Returns, 5 Years [Percent]	4.01%
Average Annual Total Returns, 10 Years [Percent]	5.26%
Vanguard WellingtonTM AdmiralTM: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard WellingtonTM AdmiralTM: Class Inst
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.18%
Average Annual Total Returns, 1 Year [Percent]	14.86%
Average Annual Total Returns, 5 Years [Percent]	8.24%
Average Annual Total Returns, 10 Years [Percent]	8.44%
Vanguard WindsorTM II AdmiralTM: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard WindsorTM II AdmiralTM: Class Inst
Portfolio Company Adviser [Text Block]	Vanguard Group Inc
Current Expenses [Percent]	0.23%
Average Annual Total Returns, 1 Year [Percent]	14.29%
Average Annual Total Returns, 5 Years [Percent]	12.18%
Average Annual Total Returns, 10 Years [Percent]	10.43%
Victory Core Plus Intermediate Bond R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Victory Core Plus Intermediate Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	2.95%
Average Annual Total Returns, 5 Years [Percent]	1.43%
Victory Integrity Mid-Cap Value R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Victory Integrity Mid-Cap Value R6: Class Retirement
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.60%	[4]
Average Annual Total Returns, 1 Year [Percent]	12.23%
Average Annual Total Returns, 5 Years [Percent]	9.98%
Victory Integrity Small-Cap Value R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Victory Integrity Small-Cap Value R6: Class Retirement
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	4.90%
Average Annual Total Returns, 5 Years [Percent]	9.13%
Average Annual Total Returns, 10 Years [Percent]	7.39%
Victory International R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Victory International R6: Class Retirement
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.87%	[4]
Average Annual Total Returns, 1 Year [Percent]	5.06%
Average Annual Total Returns, 5 Years [Percent]	4.74%
Victory Nasdaq 100 Index R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Victory Nasdaq 100 Index R6: Class Retirement
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	25.61%
Average Annual Total Returns, 5 Years [Percent]	19.83%
Victory RS Global R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Victory RS Global R6: Class Retirement
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.55%	[4]
Average Annual Total Returns, 1 Year [Percent]	20.04%
Average Annual Total Returns, 5 Years [Percent]	12.26%
Victory RS Small Cap Growth R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Victory RS Small Cap Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.06%	[4]
Average Annual Total Returns, 1 Year [Percent]	11.43%
Average Annual Total Returns, 5 Years [Percent]	0.87%
Victory Sophus Emerging Markets R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Victory Sophus Emerging Markets R6: Class Retirement
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.89%	[4]
Average Annual Total Returns, 1 Year [Percent]	5.67%
Average Annual Total Returns, 5 Years [Percent]	0.67%
Victory Sycamore Established Value A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Victory Sycamore Established Value A: Class A	[8]
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.	[8]
Current Expenses [Percent]	0.90%	[8]
Average Annual Total Returns, 1 Year [Percent]	9.87%	[8]
Average Annual Total Returns, 5 Years [Percent]	10.72%	[8]
Average Annual Total Returns, 10 Years [Percent]	10.42%	[8]
Victory Sycamore Established Value R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Victory Sycamore Established Value R6: Class Retirement	[5]
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.	[5]
Current Expenses [Percent]	0.54%	[5]
Average Annual Total Returns, 1 Year [Percent]	10.24%	[5]
Average Annual Total Returns, 5 Years [Percent]	11.11%	[5]
Average Annual Total Returns, 10 Years [Percent]	10.80%	[5]
Victory Sycamore Established Value R: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Victory Sycamore Established Value R: Class Retirement	[8]
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.	[8]
Current Expenses [Percent]	1.11%	[8]
Average Annual Total Returns, 1 Year [Percent]	9.60%	[8]
Average Annual Total Returns, 5 Years [Percent]	10.48%	[8]
Average Annual Total Returns, 10 Years [Percent]	10.19%	[8]
Victory Sycamore Small Company Opp A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Victory Sycamore Small Company Opp A: Class A	[8]
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.	[8]
Current Expenses [Percent]	1.26%	[8]
Average Annual Total Returns, 1 Year [Percent]	5.23%	[8]
Average Annual Total Returns, 5 Years [Percent]	7.28%	[8]
Average Annual Total Returns, 10 Years [Percent]	8.96%	[8]
Victory Sycamore Small Company Opp R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Victory Sycamore Small Company Opp R6: Class Retirement	[5]
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.	[5]
Current Expenses [Percent]	0.85%	[5]
Average Annual Total Returns, 1 Year [Percent]	5.59%	[5]
Average Annual Total Returns, 5 Years [Percent]	7.70%	[5]
Victory Sycamore Small Company Opp R: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Victory Sycamore Small Company Opp R: Class Retirement	[8]
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.	[8]
Current Expenses [Percent]	1.46%	[8]
Average Annual Total Returns, 1 Year [Percent]	4.95%	[8]
Average Annual Total Returns, 5 Years [Percent]	7.08%	[8]
Average Annual Total Returns, 10 Years [Percent]	8.74%	[8]
Victory Trivalent International Sm-Cp A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Victory Trivalent International Sm-Cp A: Class A
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.35%	[7]
Average Annual Total Returns, 1 Year [Percent]	4.32%
Average Annual Total Returns, 5 Years [Percent]	3.41%
Average Annual Total Returns, 10 Years [Percent]	5.71%
Victory Trivalent International Sm-Cp R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Victory Trivalent International Sm-Cp R6: Class Retirement
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	4.66%
Average Annual Total Returns, 5 Years [Percent]	3.73%
Average Annual Total Returns, 10 Years [Percent]	6.01%
Victory Trivalent Intl Fd-Core Eq R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Victory Trivalent Intl Fd-Core Eq R6: Class Retirement
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.55%	[4]
Average Annual Total Returns, 1 Year [Percent]	8.69%
Average Annual Total Returns, 5 Years [Percent]	4.71%
Virtus Ceredex Large-Cap Value Equity A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Virtus Ceredex Large-Cap Value Equity A: Class A
Portfolio Company Adviser [Text Block]	Ceredex Value Advisors
Portfolio Company Subadviser [Text Block]	Ceredex Value Advisors LLC
Current Expenses [Percent]	1.24%	[7]
Average Annual Total Returns, 1 Year [Percent]	10.26%
Average Annual Total Returns, 5 Years [Percent]	7.00%
Average Annual Total Returns, 10 Years [Percent]	7.58%
Virtus Ceredex Large-Cap Value Equity I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Virtus Ceredex Large-Cap Value Equity I: Class Inst
Portfolio Company Adviser [Text Block]	Ceredex Value Advisors
Portfolio Company Subadviser [Text Block]	Ceredex Value Advisors LLC
Current Expenses [Percent]	0.97%	[7]
Average Annual Total Returns, 1 Year [Percent]	10.51%
Average Annual Total Returns, 5 Years [Percent]	7.27%
Average Annual Total Returns, 10 Years [Percent]	7.87%
Virtus Ceredex Large-Cap Value Equity R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Virtus Ceredex Large-Cap Value Equity R6: Class Retirement
Portfolio Company Adviser [Text Block]	Ceredex Value Advisors
Portfolio Company Subadviser [Text Block]	Ceredex Value Advisors LLC
Current Expenses [Percent]	0.72%	[4]
Average Annual Total Returns, 1 Year [Percent]	10.87%
Average Annual Total Returns, 5 Years [Percent]	7.55%
Average Annual Total Returns, 10 Years [Percent]	8.15%
Virtus Ceredex Mid-Cap Value Equity A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Virtus Ceredex Mid-Cap Value Equity A: Class A
Portfolio Company Adviser [Text Block]	Ceredex Value Advisors
Portfolio Company Subadviser [Text Block]	Ceredex Value Advisors LLC
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	9.76%
Average Annual Total Returns, 5 Years [Percent]	5.72%
Average Annual Total Returns, 10 Years [Percent]	7.24%
Virtus Ceredex Mid-Cap Value Equity I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Virtus Ceredex Mid-Cap Value Equity I: Class Inst
Portfolio Company Adviser [Text Block]	Ceredex Value Advisors
Portfolio Company Subadviser [Text Block]	Ceredex Value Advisors LLC
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	9.95%
Average Annual Total Returns, 5 Years [Percent]	6.00%
Average Annual Total Returns, 10 Years [Percent]	7.55%
Virtus Ceredex Mid-Cap Value Equity R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Virtus Ceredex Mid-Cap Value Equity R6: Class Retirement
Portfolio Company Adviser [Text Block]	Ceredex Value Advisors
Portfolio Company Subadviser [Text Block]	Ceredex Value Advisors LLC
Current Expenses [Percent]	0.79%	[4]
Average Annual Total Returns, 1 Year [Percent]	10.24%
Average Annual Total Returns, 5 Years [Percent]	6.25%
Average Annual Total Returns, 10 Years [Percent]	7.83%
Virtus Ceredex Small-Cap Value Eq A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Virtus Ceredex Small-Cap Value Eq A: Class A
Portfolio Company Adviser [Text Block]	Ceredex Value Advisors
Portfolio Company Subadviser [Text Block]	Ceredex Value Advisors LLC
Current Expenses [Percent]	1.36%
Average Annual Total Returns, 1 Year [Percent]	8.67%
Average Annual Total Returns, 5 Years [Percent]	7.30%
Average Annual Total Returns, 10 Years [Percent]	6.82%
Virtus Ceredex Small-Cap Value Eq I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Virtus Ceredex Small-Cap Value Eq I: Class Inst
Portfolio Company Adviser [Text Block]	Ceredex Value Advisors
Portfolio Company Subadviser [Text Block]	Ceredex Value Advisors LLC
Current Expenses [Percent]	0.82%	[7]
Average Annual Total Returns, 1 Year [Percent]	9.00%
Average Annual Total Returns, 5 Years [Percent]	7.61%
Average Annual Total Returns, 10 Years [Percent]	7.14%
Virtus Duff & Phelps Real Estate Secs R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Virtus Duff & Phelps Real Estate Secs R6: Class Retirement
Portfolio Company Adviser [Text Block]	Duff & Phelps Inv Mgmt Co (IL)
Portfolio Company Subadviser [Text Block]	Duff & PheLPs Investment Management Co
Current Expenses [Percent]	0.79%	[4]
Average Annual Total Returns, 1 Year [Percent]	11.28%
Average Annual Total Returns, 5 Years [Percent]	5.98%
Average Annual Total Returns, 10 Years [Percent]	6.44%
Virtus KAR Mid-Cap Core R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Virtus KAR Mid-Cap Core R6: Class Retirement
Portfolio Company Adviser [Text Block]	Kayne Anderson Rudnick Investment Management LLC
Portfolio Company Subadviser [Text Block]	Kayne Anderson Rudnick Investment Management LLC
Current Expenses [Percent]	0.87%	[4]
Average Annual Total Returns, 1 Year [Percent]	5.28%
Average Annual Total Returns, 5 Years [Percent]	10.43%
Virtus KAR Small-Cap Growth R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Virtus KAR Small-Cap Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Kayne Anderson Rudnick Investment Management LLC
Portfolio Company Subadviser [Text Block]	Kayne Anderson Rudnick Investment Management LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	9.85%
Average Annual Total Returns, 5 Years [Percent]	6.73%
Virtus NFJ Dividend Value A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Virtus NFJ Dividend Value A: Class A
Portfolio Company Adviser [Text Block]	NFJ Investment Group, LLC
Portfolio Company Subadviser [Text Block]	NFJ Investment Group LLC – Dallas
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	4.94%
Average Annual Total Returns, 5 Years [Percent]	6.22%
Average Annual Total Returns, 10 Years [Percent]	6.38%
Virtus NFJ Dividend Value Inst: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Virtus NFJ Dividend Value Inst: Class Inst
Portfolio Company Adviser [Text Block]	NFJ Investment Group, LLC
Portfolio Company Subadviser [Text Block]	NFJ Investment Group LLC – Dallas
Current Expenses [Percent]	0.70%	[7]
Average Annual Total Returns, 1 Year [Percent]	5.36%
Average Annual Total Returns, 5 Years [Percent]	6.58%
Average Annual Total Returns, 10 Years [Percent]	6.74%
Virtus NFJ Mid-Cap Value A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Virtus NFJ Mid-Cap Value A: Class A
Portfolio Company Adviser [Text Block]	NFJ Investment Group, LLC
Portfolio Company Subadviser [Text Block]	NFJ Investment Group LLC – Dallas
Current Expenses [Percent]	1.00%	[7]
Average Annual Total Returns, 1 Year [Percent]	3.58%
Average Annual Total Returns, 5 Years [Percent]	5.89%
Average Annual Total Returns, 10 Years [Percent]	7.46%
Virtus NFJ Mid-Cap Value Inst: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Virtus NFJ Mid-Cap Value Inst: Class Inst
Portfolio Company Adviser [Text Block]	NFJ Investment Group, LLC
Portfolio Company Subadviser [Text Block]	NFJ Investment Group LLC – Dallas
Current Expenses [Percent]	0.65%	[7]
Average Annual Total Returns, 1 Year [Percent]	3.91%
Average Annual Total Returns, 5 Years [Percent]	6.25%
Average Annual Total Returns, 10 Years [Percent]	7.83%
Virtus NFJ Mid-Cap Value R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Virtus NFJ Mid-Cap Value R6: Class Retirement
Portfolio Company Adviser [Text Block]	NFJ Investment Group, LLC
Portfolio Company Subadviser [Text Block]	NFJ Investment Group LLC – Dallas
Current Expenses [Percent]	0.60%	[4]
Average Annual Total Returns, 1 Year [Percent]	3.96%
Average Annual Total Returns, 5 Years [Percent]	6.31%
Virtus NFJ Small-Cap Value A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Virtus NFJ Small-Cap Value A: Class A
Portfolio Company Adviser [Text Block]	NFJ Investment Group, LLC
Portfolio Company Subadviser [Text Block]	NFJ Investment Group LLC – Dallas
Current Expenses [Percent]	1.17%	[7]
Average Annual Total Returns, 1 Year [Percent]	5.65%
Average Annual Total Returns, 5 Years [Percent]	5.23%
Average Annual Total Returns, 10 Years [Percent]	4.81%
Virtus NFJ Small-Cap Value Inst: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Virtus NFJ Small-Cap Value Inst: Class Inst
Portfolio Company Adviser [Text Block]	NFJ Investment Group, LLC
Portfolio Company Subadviser [Text Block]	NFJ Investment Group LLC – Dallas
Current Expenses [Percent]	0.82%	[7]
Average Annual Total Returns, 1 Year [Percent]	6.03%
Average Annual Total Returns, 5 Years [Percent]	5.60%
Average Annual Total Returns, 10 Years [Percent]	5.19%
Virtus NFJ Small-Cap Value R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Virtus NFJ Small-Cap Value R6: Class Retirement
Portfolio Company Adviser [Text Block]	NFJ Investment Group, LLC
Portfolio Company Subadviser [Text Block]	NFJ Investment Group LLC – Dallas
Current Expenses [Percent]	0.77%	[4]
Average Annual Total Returns, 1 Year [Percent]	6.07%
Average Annual Total Returns, 5 Years [Percent]	5.65%
Average Annual Total Returns, 10 Years [Percent]	5.24%
Virtus SGA Emerging Markets Equity R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Virtus SGA Emerging Markets Equity R6: Class Retirement
Portfolio Company Adviser [Text Block]	Sustainable Growth Advisers, LP
Current Expenses [Percent]	0.98%	[4]
Average Annual Total Returns, 1 Year [Percent]	(8.05%)
Average Annual Total Returns, 5 Years [Percent]	(4.98%)
Average Annual Total Returns, 10 Years [Percent]	(0.13%)
Virtus Seix Floating Rate High Inc R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Virtus Seix Floating Rate High Inc R6: Class Retirement
Portfolio Company Adviser [Text Block]	Seix Investment Advisors
Portfolio Company Subadviser [Text Block]	Virtus Fixed Income Advisers, LLC
Current Expenses [Percent]	0.54%	[4]
Average Annual Total Returns, 1 Year [Percent]	8.68%
Average Annual Total Returns, 5 Years [Percent]	5.13%
Virtus Seix High Yield A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Virtus Seix High Yield A: Class A
Portfolio Company Adviser [Text Block]	Seix Investment Advisors
Portfolio Company Subadviser [Text Block]	Virtus Fixed Income Advisers, LLC
Current Expenses [Percent]	0.82%	[7]
Average Annual Total Returns, 1 Year [Percent]	6.85%
Average Annual Total Returns, 5 Years [Percent]	4.14%
Average Annual Total Returns, 10 Years [Percent]	4.48%
Virtus Seix Total Return Bond A: Class A [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Virtus Seix Total Return Bond A: Class A
Portfolio Company Adviser [Text Block]	Seix Investment Advisors
Portfolio Company Subadviser [Text Block]	Virtus Fixed Income Advisers, LLC
Current Expenses [Percent]	0.70%	[7]
Average Annual Total Returns, 1 Year [Percent]	0.88%
Average Annual Total Returns, 5 Years [Percent]	(0.14%)
Average Annual Total Returns, 10 Years [Percent]	1.04%
Virtus Seix Total Return Bond R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Virtus Seix Total Return Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	Seix Investment Advisors
Portfolio Company Subadviser [Text Block]	Virtus Fixed Income Advisers, LLC
Current Expenses [Percent]	0.31%	[4]
Average Annual Total Returns, 1 Year [Percent]	1.28%
Average Annual Total Returns, 5 Years [Percent]	0.25%
Average Annual Total Returns, 10 Years [Percent]	1.43%
Virtus Small-Cap R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Virtus Small-Cap R6: Class Retirement
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Virtus Systematic
Current Expenses [Percent]	1.04%	[4]
Average Annual Total Returns, 1 Year [Percent]	19.60%
Average Annual Total Returns, 5 Years [Percent]	9.34%
Voya Intermediate Bond R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Voya Intermediate Bond R6: Class Retirement
Portfolio Company Adviser [Text Block]	Voya Investment Management Co. LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	2.93%
Average Annual Total Returns, 5 Years [Percent]	0.27%
Average Annual Total Returns, 10 Years [Percent]	2.03%
Voya Large Cap Value R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Voya Large Cap Value R6: Class Retirement
Portfolio Company Adviser [Text Block]	Voya Investment Management Co. LLC (US)
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.74%	[4]
Average Annual Total Returns, 1 Year [Percent]	16.90%
Average Annual Total Returns, 5 Years [Percent]	11.51%
Average Annual Total Returns, 10 Years [Percent]	9.39%
Voya Small Cap Growth I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Voya Small Cap Growth I: Class Inst
Portfolio Company Adviser [Text Block]	Voya Investment Management Co. LLC (US)
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	18.64%
Average Annual Total Returns, 5 Years [Percent]	10.53%
Average Annual Total Returns, 10 Years [Percent]	11.49%
Voya Small Cap Growth R6: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Voya Small Cap Growth R6: Class Retirement
Portfolio Company Adviser [Text Block]	Voya Investment Management Co. LLC (US)
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	18.76%
Western Asset Core Plus Bond FI: Class Other [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Western Asset Core Plus Bond FI: Class Other
Portfolio Company Adviser [Text Block]	Western Asset Management Company, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company Pte Ltd. – Singapore; Western Asset Management Company, LLC;Western Asset Management Company Ltd. – Japan;Western Asset Management Company Limited
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(1.11%)
Average Annual Total Returns, 5 Years [Percent]	(1.94%)
Average Annual Total Returns, 10 Years [Percent]	1.12%
Western Asset Core Plus Bond IS: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Western Asset Core Plus Bond IS: Class Inst
Portfolio Company Adviser [Text Block]	Western Asset Management Company, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company Pte Ltd. – Singapore; Western Asset Management Company, LLC;Western Asset Management Company Ltd. – Japan;Western Asset Management Company Limited
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	(0.75%)
Average Annual Total Returns, 5 Years [Percent]	(1.54%)
Average Annual Total Returns, 10 Years [Percent]	1.52%
Western Asset Core Plus Bond R: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Western Asset Core Plus Bond R: Class Retirement
Portfolio Company Adviser [Text Block]	Western Asset Management Company, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company Pte Ltd. – Singapore; Western Asset Management Company, LLC;Western Asset Management Company Ltd. – Japan;Western Asset Management Company Limited
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(1.34%)
Average Annual Total Returns, 5 Years [Percent]	(2.23%)
Average Annual Total Returns, 10 Years [Percent]	0.82%
William Blair Small-Mid Cap Growth I: Class Inst [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	William Blair Small-Mid Cap Growth I: Class Inst
Portfolio Company Adviser [Text Block]	William Blair
Current Expenses [Percent]	0.99%	[4]
Average Annual Total Returns, 1 Year [Percent]	11.51%
Average Annual Total Returns, 5 Years [Percent]	7.81%
Average Annual Total Returns, 10 Years [Percent]	10.39%
iShares MSCI EAFE Intl Idx K: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	iShares MSCI EAFE Intl Idx K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Inc
Portfolio Company Subadviser [Text Block]	BlackRock Fund Advisors
Current Expenses [Percent]	0.05%
Average Annual Total Returns, 1 Year [Percent]	3.73%
Average Annual Total Returns, 5 Years [Percent]	4.88%
Average Annual Total Returns, 10 Years [Percent]	5.34%
iShares MSCI Total Intl Idx K: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	iShares MSCI Total Intl Idx K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Inc
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	5.37%
Average Annual Total Returns, 5 Years [Percent]	3.91%
Average Annual Total Returns, 10 Years [Percent]	4.72%
iShares Russell 1000 Large-Cap Idx K: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	iShares Russell 1000 Large-Cap Idx K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Current Expenses [Percent]	0.07%
Average Annual Total Returns, 1 Year [Percent]	24.44%
Average Annual Total Returns, 5 Years [Percent]	14.22%
Average Annual Total Returns, 10 Years [Percent]	12.79%
iShares Russell 2000 Small-Cap Idx K: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	iShares Russell 2000 Small-Cap Idx K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Inc
Portfolio Company Subadviser [Text Block]	BlackRock Fund Advisors
Current Expenses [Percent]	0.07%
Average Annual Total Returns, 1 Year [Percent]	11.47%
Average Annual Total Returns, 5 Years [Percent]	7.43%
Average Annual Total Returns, 10 Years [Percent]	7.86%
iShares Russell Mid-Cap Index K: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	iShares Russell Mid-Cap Index K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Fund Advisors
Current Expenses [Percent]	0.04%
Average Annual Total Returns, 1 Year [Percent]	15.31%
Average Annual Total Returns, 5 Years [Percent]	9.95%
iShares S&P 500 Index K: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	iShares S&P 500 Index K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Current Expenses [Percent]	0.03%
Average Annual Total Returns, 1 Year [Percent]	24.94%
Average Annual Total Returns, 5 Years [Percent]	14.49%
Average Annual Total Returns, 10 Years [Percent]	13.07%
iShares Total US Stock Market Idx K: Class Retirement [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	iShares Total US Stock Market Idx K: Class Retirement
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Fund Advisors
Current Expenses [Percent]	0.03%
Average Annual Total Returns, 1 Year [Percent]	23.84%
Average Annual Total Returns, 5 Years [Percent]	13.89%
iShares US Aggregate Bond Index K: Class Other [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	iShares US Aggregate Bond Index K: Class Other
Portfolio Company Adviser [Text Block]	BlackRock Fund Advisors
Current Expenses [Percent]	0.05%
Average Annual Total Returns, 1 Year [Percent]	1.40%
Average Annual Total Returns, 5 Years [Percent]	(0.32%)
Average Annual Total Returns, 10 Years [Percent]	1.30%
Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	The Death Benefit
Benefits Description [Table Text Block]

If a Participant dies during the Accumulation Period, we will pay a death benefit to the Beneficiary upon receipt of due proof of the Participant's death and instructions regarding payment to the Beneficiary. If there is no designated Beneficiary living on the date of death of the Participant, we will pay the death benefit in one sum to the estate of the Participant upon receipt of due proof of death of both the Participant and the designated Beneficiary and instructions regarding payment. If the death of the Participant occurs on or after the Annuity Commencement Date, no death benefit will be payable under the contract except as may be provided under the Annuity Option elected.

The amount of the death benefit equals the Vested portion of the Participant's Account Value minus any outstanding loan balances and any due and unpaid charges on those loans. Under contracts acquired in connection with 408 and 408A Programs and some 403(b) Programs, the Vested portion of a Participant's Account Value shall be the Participant's entire Account Value. Under Employee Benefit Plans, 409A or 457 Programs and some 403(b) Programs, the Vested portion of a Participant's Account Value is the amount to which the Participant is entitled upon death or separation from service under a vesting schedule contained in the pertinent Plan. If the death benefit is less than a Participant's Account Value, the death benefit shall be paid pro rata from the Investment Accounts and the FIA or SVA, and the remainder of the Account Value shall be distributed to the Owner or as directed by the Owner. Prior to such distribution, any remaining Account Value in the Investment Accounts shall be transferred to AUL's General Account or to the default Investment Account directed by the contract. Certain contracts have a death benefit which is the greater of the Participant's Account Value as of the date the death benefit is calculated or a Guaranteed Minimum Death Benefit ("GMDB") on the contract anniversary immediately preceding the date of death. In this calculation, the GMDB is increased by any Contributions made since the last contract anniversary and is reduced proportionately to reflect any withdrawals made since the last contract anniversary. The GMDB is reset on each contract anniversary and is the greater of (1) the GMDB on the prior contract anniversary, increased by any prior year Contributions, and reduced proportionately to reflect any prior year withdrawals, or (2) if the Participant is younger than age 81, the Participant's Account Value on the current contract anniversary. As of the Participant's death, the GMDB will cease to increase or decrease in value.

The death benefit will be paid to the Beneficiary in a single sum or under one of the Annuity Options, as directed by the Participant or as elected by the Beneficiary. If the Beneficiary is to receive Annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax advisor should be consulted in considering payout options.

Name of Benefit [Text Block]	The Death Benefit
Annual Charge For Non Electronic Transfers [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Maximum [Dollars]	$ 5	[14]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	AUL may charge a service fee of up to $5 per transfer for non-electronic transfers between investment options, which will either be billed to the Owner or deducted from the Participant's Account.
Brokerage Window [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense, Maximum [Dollars]	$ 100	[15]
Optional Benefit Expense, Footnotes [Text Block]	Brokerage Window service allows a Participant the ability to invest a portion of the Account Value in a brokerage account, to be invested with the brokerage window account custodian. The Brokerage Window is only available with certain Employer Sponsored Contracts at certain asset levels. AUL may bill the Owner for this charge or deduct the charge from the Participant's Account, depending on the contract. The fee does not include any charges that may be assessed by the Brokerage Window account custodian.
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Brokerage Window
Purpose of Benefit [Text Block]	Allows the Participant the ability to invest a portion of the Account Value in a brokerage account, to be invested with the brokerage window account custodian.
Optional Benefit Expense, Maximum [Dollars]	$ 100	[15]
Optional Benefit Expense, Footnotes [Text Block]	Brokerage Window service allows a Participant the ability to invest a portion of the Account Value in a brokerage account, to be invested with the brokerage window account custodian. The Brokerage Window is only available with certain Employer Sponsored Contracts at certain asset levels. AUL may bill the Owner for this charge or deduct the charge from the Participant's Account, depending on the contract. The fee does not include any charges that may be assessed by the Brokerage Window account custodian.
Brief Restrictions / Limitations [Text Block]	• Only available with certain Employer Sponsored Contracts at certain asset levels.
Name of Benefit [Text Block]	Brokerage Window
Benefit Standard or Optional [Text Block]	Optional
Operation of Benefit [Text Block]

Brokerage Window

The brokerage window is an optional benefit that allows the Participant the ability to invest a portion of the Account Value in a brokerage account.

The maximum annual fee for the brokerage window is $100. We will deduct the annual fee on a pro-rata basis from each Contribution and each investment made through the Brokerage Window tracked under that Participant's Account. This fee will be deducted on the date the Participant is enrolled in the brokerage window account and on each anniversary of that date upon which the Participant has a non-zero brokerage window account balance. We may increase the brokerage window account annual fee no more frequently than annually upon 60 days notice to Contract Owners and Participants. The brokerage window account annual fee is in addition to any other fee charged by the brokerage window account custodian or any other entity in connection with the brokerage window account.

Participation in the brokerage window is only available with certain Employer Sponsored Contracts at certain asset levels.

While the brokerage account window allows access to a wider range of investment options, there is no guarantee that those options will perform better than the standard Funds offered with the contract.

Charge For Non Electronic Contributions [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Maximum [Dollars]	$ 1,000
Other Transaction Fee, Current [Dollars]	5
Contract Termination Individual Participant Check Fee [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Maximum [Dollars]	$ 100	[16]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	AUL may bill the Owner a fee of up to $100 for each Participant for whom an individual check is prepared upon contract termination. See "Additional Information about Fees" later in this Prospectus.
Distribution Fee [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Maximum [Dollars]	$ 60	[17]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	AUL may bill the Owner for a Distribution Fee of up to $60 for each Participant for whom a withdrawal is made in which the entire Participant Account is distributed in a lump sum. Alternatively, AUL may assess this Distribution Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.
Dollar Cost Averaging Program [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Dollar Cost Averaging ("DCA") Program
Purpose of Benefit [Text Block]	Allows Contract Owners and Participants to purchase units of an Investment Account over a period of time in an attempt to reduce the aggregate average cost per Accumulation Unit.
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	• To participate in the DCA Program, a minimum balance of $10,000 in the MMIA, FIA or SVA is required.
• The minimum required amount of each transfer is $100.
• At least 10 days advance written notice to AUL is required before the date of the first proposed transfer.
	• AUL reserves the right to temporarily discontinue, terminate, or change the Program at any time in the future.
Name of Benefit [Text Block]	Dollar Cost Averaging ("DCA") Program
Benefit Standard or Optional [Text Block]	Standard
Operation of Benefit [Text Block]

Dollar Cost Averaging ("DCA") Program

The DCA Program, if elected, enables Contract Owners and Participants to transfer systematically and automatically, on a monthly basis, specified dollar amounts from the MMIA to other Investment Accounts. By allocating on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, the Owner may be less susceptible to the impact of market fluctuations. However, participation in the DCA Program does not assure a Contract Owner of greater profits from the purchases under the Program, nor will it prevent or necessarily alleviate losses in a declining market.

The Owner specifies the fixed dollar amount to be transferred automatically from the MMIA. The minimum required amount of each transfer is $100. At the time that the Owner elects the DCA Program, a minimum balance of $10,000 in the MMIA, FIA or SVA is required. At least 10 days advance written notice to AUL is required before the date of the first proposed transfer.

The Owner may elect this DCA Program at the time of application by completing the authorization on the application or at any time after the contract is issued by properly completing and returning the election form. Transfers made under the DCA Program will commence on the Monthiversary following the election.

Once elected, transfers from the MMIA will be processed until the value of the Investment Account is completely depleted or the Owner sends AUL Proper Notice instructing AUL to cancel the transfers.

Currently, transfers made under the DCA Program will not be subject to any transfer charge and will not count against the number of free transfers permitted in a Policy Year. Owners can only elect one transfer program at a time. AUL also reserves the right to alter the terms or suspend or eliminate the availability of the Ongoing DCA Program at any time.

Guaranteed Minimum Death Benefit Option [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.20%	[18]
Optional Benefit Expense, Footnotes [Text Block]	This charge only applies to certain IRA contracts. See "Additional Information about Fees" later in this Prospectus.
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Guaranteed Minimum Death Benefit ("GMDB")
Purpose of Benefit [Text Block]	Allows a Beneficiary to receive the greater of the Participant's Account Value as of the date the death benefit is calculated or the GMDB.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.20%	[18]
Optional Benefit Expense, Footnotes [Text Block]	This charge only applies to certain IRA contracts. See "Additional Information about Fees" later in this Prospectus.
Brief Restrictions / Limitations [Text Block]	• The charge only apples to certain IRA contracts.
Name of Benefit [Text Block]	Guaranteed Minimum Death Benefit ("GMDB")
Benefit Standard or Optional [Text Block]	Optional
Operation of Benefit [Text Block]

Guaranteed Minimum Death Benefit ("GMDB")

The GMDB is an optional benefit that allows a Beneficiary to receive the greater of the Participant's Account Value as of the date the death benefit is calculated or the GMDB. The GMDB is increased by any Contributions made since the last contract anniversary and is reduced proportionately to reflect any withdrawals made since the last contract anniversary. The GMDB is reset on each contract anniversary and is the greater of (1) the GMDB on the prior contract anniversary, increased by any prior year Contributions, and reduced proportionately to reflect any prior year withdrawals, or (2) if the Participant is younger than 81, the Participant's Account Value on the current contract anniversary. As of the Participant's death, the GMDB will cease to increase or decrease in value. Excessive withdrawals could impact the value of the GMDB.

The GMDB is subject to an annual fee of 0.20% of the Owner's Account Value. This charge only apples to certain IRA contracts.

Investment Advice Provider with Managed Account Services [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Investment Advice Provider with Managed Account Services
Purpose of Benefit [Text Block]	Allows Contract Owners and Participants access to investment professionals that offer individualized investment advice.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%
Brief Restrictions / Limitations [Text Block]	• Investment advice provider is not affiliated with AUL.
• There is no cost to the Participant when using the basic investment advice service.
	• Account management fees are assessed against the Account of each Participant who utilizes a more detailed, hands-on managed account service.
Name of Benefit [Text Block]	Investment Advice Provider with Managed Account Services
Benefit Standard or Optional [Text Block]	Optional
Operation of Benefit [Text Block]

Investment Advice Provider with Managed Account Services

The Investment Advice Provider with Managed Account Services benefit is an optional benefit that allows Contract Owners and Participants access to investment professionals that offer individualized investment advice. The investment advice provider is ProNvest, Inc., ("ProNvest") which is a registered investment adviser that provides independent investment advice to employer sponsored plans. ProNvest is not affiliated with AUL.

There is no cost to the Participant when using the basic investment advice service. However, account management fees of up to 1.00% are assessed against the Account of each Participant who utilizes a more detailed, hands-on managed account service. There is an investment advisory relationship between ProNvest and Contract Owners and Participants who select this service, and ProNvest's Form ADV Part 2A and Client Relationship Summary are provided in electronic format through the Contract Owner's and Participant's account. You may request these disclosures in written form by contacting ProNvest directly.

Depending on the level of services selected, ProNvest allocates a Participant's Account Value in the various Funds available in the contract to meet the Participant's individual financial needs by considering various factors, including but not limited to, age, investment objectives, risk tolerance, time horizon and any other relevant factors. The investment advice provided by ProNvest does not guarantee better investment performance.

Loan Administration Fee [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Maximum [Dollars]	$ 50	[19]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	AUL may charge a loan administration fee of up to $50 per loan annually, which will either be billed to the Owner or deducted from the Participant's Account.
Loan Initiation Fee [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Maximum [Dollars]	$ 100	[20]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	AUL may assess a Loan Initiation Fee of up to $100 per loan against the Account of any Participant for whom a Plan loan withdrawal is requested. See "Additional Information about Fees" later in this Prospectus. Please refer to your contract for details regarding the availability of Plan loans and the interest rates applicable to you.
Managed Account Service Fee [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%	[21]
Optional Benefit Expense, Footnotes [Text Block]	AUL may bill the Owner for an investment advice provider fee in an amount separately agreed upon by the Owner and the third-party investment advice provider. See "Additional Information about Fees" later in this Prospectus.
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%	[21]
Optional Benefit Expense, Footnotes [Text Block]	AUL may bill the Owner for an investment advice provider fee in an amount separately agreed upon by the Owner and the third-party investment advice provider. See "Additional Information about Fees" later in this Prospectus.
Plan Sponsor Investment Option Advisory [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.03%	[22]
Optional Benefit Expense, Footnotes [Text Block]	This charge is applicable to Plans sold after January 1, 2017. For certain Plans sold before January 1, 2017, the maximum fee for Plan Sponsor Investment Option Advisory Fee is $1,500 if the Plan has less than $500,000 in assets. If the Plan has more than $500,000 in assets, the benefit is included at no additional charge. Please refer to your contract for details regarding the Plan Sponsor Investment Advisory Option Fee applicable to you.
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Plan Sponsor Investment Option
Purpose of Benefit [Text Block]	Allows Contract Owners to offer plan-level investment portfolios constructed to meet the needs of the Plan Participants.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.03%	[22]
Optional Benefit Expense, Footnotes [Text Block]	This charge is applicable to Plans sold after January 1, 2017. For certain Plans sold before January 1, 2017, the maximum fee for Plan Sponsor Investment Option Advisory Fee is $1,500 if the Plan has less than $500,000 in assets. If the Plan has more than $500,000 in assets, the benefit is included at no additional charge. Please refer to your contract for details regarding the Plan Sponsor Investment Advisory Option Fee applicable to you.
Brief Restrictions / Limitations [Text Block]	• Investment portfolios are created by Mesirow Financial, a registered investment adviser who is not affiliated with AUL.
Name of Benefit [Text Block]	Plan Sponsor Investment Option
Benefit Standard or Optional [Text Block]	Optional
Operation of Benefit [Text Block]

Plan Sponsor Investment Option

The Plan Sponsor Investment Option is an optional benefit that allows Contract Owners to offer plan-level investment portfolios (the "Portfolios") constructed to meet the needs of the Plan Participants. Investment portfolios are created by Mesirow Financial Investment Management, Inc. ("MFIM"), a registered investment adviser who is not affiliated with AUL. MFIM will serve as the

Investment Manager for the Employee Benefit Plan, as defined in Section 3(21) or 3(38) of the Employee Retirement Income Security Act of 1974 ("ERISA") , as applicable. To select this optional benefit, the Contract Owner will execute an investment management agreement directly with MFIM

MFIM will construct Portfolios made up solely of Funds selected by MFIM from among the investment options offered on the contract. MFIM will construct the portfolios to provide varying degrees of long-term appreciation and capital preservation through a mix of equity and fixed income exposures base on Participants' target retirement dates in five-year increments. MFIM will change the Portfolio's respective asset allocations and associated risk levels over time with the intent of decreasing investment risk as each target retirement date approaches.

The maximum annual fee for the investment option is 0.03%. This fee is administered by AUL, but it is paid to MFIM. AUL does not retain any portion of the fee. The selection of this optional benefit does not guarantee better investment performance.

Policy Years1 Through5 [Member]
Item 3. Key Information [Line Items]
Surrender Charge (of Amount Surrendered) Maximum [Percent]	8.00%
Policy Years6 Through10 [Member]
Item 3. Key Information [Line Items]
Surrender Charge (of Amount Surrendered) Maximum [Percent]	4.00%
Total Separate Account Annual Expenses [Member]
Item 4. Fee Table [Line Items]
Other Annual Expense (of Average Account Value), Maximum [Percent]	1.25%	[23]
Other Annual Expense, Footnotes [Text Block]	This charge may be less than 1.25 percent for certain contracts. See "Asset Charge" later in this Prospectus. Please refer to your contract for details regarding the Asset Charge applicable to you.
Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Risk of Loss You can lose money by investing in the contract, including loss of principal (your contributions). Principal Risks of Investing in the Contract
Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Not a Short-Term Investment This contract is not a short-term investment vehicle and is not appropriate for an investor who needs ready access to cash.
• Surrender Charges apply for up to 10 years from the Contract Date.
• Tax deferral is more beneficial to investors with a long-time horizon.

Principal Risks of Investing in the Contract; Contract Charges and Fees

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Unsuitable for Short-Term Investment The contract is not suitable as short-term savings investments and is not appropriate for an investor who needs ready access to cash.
Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]

Risks Associated with Investment Accounts

  An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract (e.g. Funds), each investment option including the Fixed Interest Account and/or the Stable Value Account Investment option will have its own unique risks, and the investor should review these investment options before making an investment decision.
You should review each Fund's prospectus before making an investment decision.

Principal Risks of Investing in the Contract

Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]

Insurance Company Risks

An investment in the contract is subject to the risk related to AUL, including that any obligations (including the Fixed Interest Account and/or the Stable Value Account investment option), guarantees, and benefits of the contract are subject to the claims-paying ability of AUL. If AUL experiences financial distress, it may not be able to meet its obligations to you. More information about AUL, including its financial strength ratings, is available upon request from AUL or by visiting https://www.oneamerica.com/about-us/who-we-are/strength-and-ratings.

Principal Risks of Investing in the Contract; AUL, the Separate Account and the General Account

Account Values In The Fixed Account [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Account Values in the Fixed Account

Contributions allocated to the Fixed Account are held in AUL's General Account. There are limitations on your right to transfer amounts from the Fixed Account and, due to these limitations, if you want to transfer the entire balance of the Fixed Account to one or more Investment Accounts, it may take several years to do so. Therefore, you should carefully consider whether the Fixed Account meets your investment needs.

Account Values In The Stable Value Account [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Account Values in the Stable Value Account

Contributions allocated to the Stable Value Account are held in AUL's General Account. There are limitations on your right to transfer amounts from the Stable Value Account and, due to these limitations, if you want to transfer the entire balance of the Stable Value Account to one or more Investment Accounts, it may take several years to do so. Therefore, you should careful consider whether the Stable Value Account meets your investment needs.

Consequences Of Early Withdrawals [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Consequences of Early Withdrawals

Surrender Charges are assessed if you request full or partial withdrawals from your contract within the first ten (10) years. Surrender charges are assessed as follows: 8% in years 1-5 and 4% in years 6-10 with charges reduced by 10% due to the free-out provision of the contract. Full or Partial Surrenders may result in tax consequences and penalties in the event the Owner is under the age of 59 1/2. A withdrawal or surrender may also be subject to an MVA.

Cyber-Security And Business Interruption Risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Cyber-Security and Business Interruption Risks

We rely heavily on interconnected computer systems and digital data to conduct our variable products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Account Value. For instance, systems failures and cyber-attacks may interfere with our processing of policy transactions, including the processing of orders from our website or with the Funds, impact our ability to calculate your Account Value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Funds invest, which may cause the funds underlying your contract to lose Account Value. There can be no assurance that we or the Funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.

In addition to cyber security risks, we are exposed to risks related to natural and man-made disasters and catastrophes, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic, could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. Even if our employees and the employees of our service providers are able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of contract-related transactions, including orders from contract owners. Catastrophic events may negatively affect the computer and other systems on which we rely, impact our ability to calculate accumulation unit values, or have other possible negative impacts. There can be no assurance that we or our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters and catastrophes.

Financial Strength And Claims Paying Ability Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Financial Strength and Claims Paying Ability Risk

AUL issues other types of financial products. In addition to any amounts, AUL is obligated to pay in excess of Account Value under the contract, it also pays obligations under these products from assets in the General Account. Unlike assets held in the Variable Account, the assets of the General Account are subject to the general liabilities of AUL and, therefore, to AUL's General Account creditors. In the event of an insolvency of receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other Owners' obligations.

The General Account is not segregated or insulated from the claims of the insurance company's creditors. Therefore, guarantees provided by the insurance company as to benefits promised in the prospectus are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees.

Fluctuating Investment Performance [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Fluctuating Investment Performance

Account Values in an Investment Account are not guaranteed and will increase and decrease in value according to investment performance of the Fund. If you put money into an Investment Account, you assume all the investment risk on that money. A comprehensive discussion of each Investment Account's and Fund's objective and risk is found in this prospectus and in each Fund's prospectus, respectively. You should review these prospectuses before making your investment decision. Your choice of Investment Accounts and the performance of the Funds will impact the Policy's Account Value.

Risks Associated With The Investment Advice Provider With Managed Account Services [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Risks Associated with the Investment Advice Provider with Managed Account Services

As discussed below, for additional charge, Contract Owners and Participants may access investment professionals who offer individualized investment advice by selecting the Investment Advice Provider with Managed Account Services. Although such service is designed to help Contract Owners and Participants make individualized investment decisions based on various levels of risk and circumstances, there is no assurance that following such investment advice will not result in loss of money or that investment results will not experience volatility.

Risks Associated With The Plan Sponsor Investment Option [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Risks Associated with the Plan Sponsor Investment Option

As discussed below, for additional charge, Contract Owners may choose the Plan Sponsor Investment Option and receive recommendation from Mesirow Financial a plan-level investment portfolio based on the Plan Sponsor's unique employee profile. Although such portfolios are designed to optimize returns given the employee profile, there is no assurance that a portfolio will not lose money or that investment results will not experience volatility. Additionally, although the portfolios are intended to optimize returns given various levels of risk tolerance, a portfolio may not perform as intended. Contract Owner should review the employees' financial needs, investment time horizon, and risk comfort level to determine whether to invest in the recommended portfolio.

Tax Consequences [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Tax Consequences

As noted in greater detail in the section headed "Tax Considerations", you should consult a tax professional to determine the implications of an investment in and withdrawals from the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified plan or IRA. Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

[1]	The withdrawal charge varies based on the contract.
[2]	The Administrative Charge may be less than $75 per year, based on the size of the Participant's Account and/or the type of contract.
[3]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[4]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[5]	The Fund is closed to new Contracts.
[6]	The Fund is closed to new Contracts
[7]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[8]	The Fund is closed to new Contracts.
[9]	This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.
[10]	This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.
[11]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Funds' prospectus for additional information.
[12]	This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.
[13]	This denotes a Variable Account Competing Investment Account. Please refer to the "Stable Value Account" section in the prospectus for more information.
[14]	AUL may charge a service fee of up to $5 per transfer for non-electronic transfers between investment options, which will either be billed to the Owner or deducted from the Participant's Account.
[15]	Brokerage Window service allows a Participant the ability to invest a portion of the Account Value in a brokerage account, to be invested with the brokerage window account custodian. The Brokerage Window is only available with certain Employer Sponsored Contracts at certain asset levels. AUL may bill the Owner for this charge or deduct the charge from the Participant's Account, depending on the contract. The fee does not include any charges that may be assessed by the Brokerage Window account custodian.
[16]	AUL may bill the Owner a fee of up to $100 for each Participant for whom an individual check is prepared upon contract termination. See "Additional Information about Fees" later in this Prospectus.
[17]	AUL may bill the Owner for a Distribution Fee of up to $60 for each Participant for whom a withdrawal is made in which the entire Participant Account is distributed in a lump sum. Alternatively, AUL may assess this Distribution Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.
[18]	This charge only applies to certain IRA contracts. See "Additional Information about Fees" later in this Prospectus.
[19]	AUL may charge a loan administration fee of up to $50 per loan annually, which will either be billed to the Owner or deducted from the Participant's Account.
[20]	AUL may assess a Loan Initiation Fee of up to $100 per loan against the Account of any Participant for whom a Plan loan withdrawal is requested. See "Additional Information about Fees" later in this Prospectus. Please refer to your contract for details regarding the availability of Plan loans and the interest rates applicable to you.
[21]	AUL may bill the Owner for an investment advice provider fee in an amount separately agreed upon by the Owner and the third-party investment advice provider. See "Additional Information about Fees" later in this Prospectus.
[22]	This charge is applicable to Plans sold after January 1, 2017. For certain Plans sold before January 1, 2017, the maximum fee for Plan Sponsor Investment Option Advisory Fee is $1,500 if the Plan has less than $500,000 in assets. If the Plan has more than $500,000 in assets, the benefit is included at no additional charge. Please refer to your contract for details regarding the Plan Sponsor Investment Advisory Option Fee applicable to you.
[23]	This charge may be less than 1.25 percent for certain contracts. See "Asset Charge" later in this Prospectus. Please refer to your contract for details regarding the Asset Charge applicable to you.